UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2026

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Access Flex Bear High Yield ProFund Investor - AFBIX

Access Flex Bear High Yield ProFund Service - AFBSX

Access Flex High Yield ProFund Investor - FYAIX

Access Flex High Yield ProFund Service - FYASX

Banks UltraSector ProFund Investor - BKPIX

Banks UltraSector ProFund Service - BKPSX

Bear ProFund Investor - BRPIX

Bear ProFund Service - BRPSX

Biotechnology UltraSector ProFund Investor - BIPIX

Biotechnology UltraSector ProFund Service - BIPSX

Bitcoin ProFund Investor - BTCFX

Bull ProFund Investor - BLPIX

Bull ProFund Service - BLPSX

Communication Services UltraSector ProFund Investor - WCPIX

Communication Services UltraSector ProFund Service - WCPSX

Consumer Discretionary UltraSector ProFund Investor - CYPIX

Consumer Discretionary UltraSector ProFund Service - CYPSX

Consumer Staples UltraSector ProFund Investor - CNPIX

Consumer Staples UltraSector ProFund Service - CNPSX

Ether ProFund Investor - ETHFX

Energy UltraSector ProFund Investor - ENPIX

Energy UltraSector ProFund Service - ENPSX

Europe 30 ProFund Investor - UEPIX

Europe 30 ProFund Service - UEPSX

Falling U.S. Dollar ProFund Investor - FDPIX

Falling U.S. Dollar ProFund Service - FDPSX

Financials UltraSector ProFund Investor - FNPIX

Financials UltraSector ProFund Service - FNPSX

Health Care UltraSector ProFund Investor - HCPIX

Health Care UltraSector ProFund Service - HCPSX

Industrials UltraSector ProFund Investor - IDPIX

Industrials UltraSector ProFund Service - IDPSX

Internet UltraSector ProFund Investor - INPIX

Internet UltraSector ProFund Service - INPSX

Large-Cap Growth ProFund Investor - LGPIX

Large-Cap Growth ProFund Service - LGPSX

Large-Cap Value ProFund Investor - LVPIX

Large-Cap Value ProFund Service - LVPSX

Materials UltraSector ProFund Investor - BMPIX

Materials UltraSector ProFund Service - BMPSX

Mid-Cap Growth ProFund Investor - MGPIX

Mid-Cap Growth ProFund Service - MGPSX

Mid-Cap ProFund Investor - MDPIX

Mid-Cap ProFund Service - MDPSX

Mid-Cap Value ProFund Investor - MLPIX

Mid-Cap Value ProFund Service - MLPSX

Nasdaq-100 ProFund Investor - OTPIX

Nasdaq-100 ProFund Service - OTPSX

Oil & Gas Equipment & Services UltraSector ProFund Investor - OEPIX

Oil & Gas Equipment & Services UltraSector ProFund Service - OEPSX

Pharmaceuticals UltraSector ProFund Investor - PHPIX

Pharmaceuticals UltraSector ProFund Service - PHPSX

Precious Metals UltraSector ProFund Investor - PMPIX

Precious Metals UltraSector ProFund Service - PMPSX

Real Estate UltraSector ProFund Investor - REPIX

Real Estate UltraSector ProFund Service - REPSX

Rising Rates Opportunity 10 ProFund Investor - RTPIX

Rising Rates Opportunity 10 ProFund Service - RTPSX

Rising Rates Opportunity ProFund Investor - RRPIX

Rising Rates Opportunity ProFund Service - RRPSX

Rising U.S. Dollar ProFund Investor - RDPIX

Rising U.S. Dollar ProFund Service - RDPSX

Semiconductor UltraSector ProFund Investor - SMPIX

Semiconductor UltraSector ProFund Service - SMPSX

Short Bitcoin ProFund Investor - BITIX

Short Energy ProFund Investor - SNPIX

Short Energy ProFund Service - SNPSX

Short Nasdaq-100 ProFund Investor - SOPIX

Short Nasdaq-100 ProFund Service - SOPSX

Short Precious Metals ProFund Investor - SPPIX

Short Precious Metals ProFund Service - SPPSX

Short Real Estate ProFund Investor - SRPIX

Short Real Estate ProFund Service - SRPSX

Short Small-Cap ProFund Investor - SHPIX

Short Small-Cap ProFund Service - SHPSX

Small-Cap Growth ProFund Investor - SGPIX

Small-Cap Growth ProFund Service - SGPSX

Small-Cap ProFund Investor - SLPIX

Small-Cap ProFund Service - SLPSX

Small-Cap Value ProFund Investor - SVPIX

Small-Cap Value ProFund Service - SVPSX

Technology UltraSector ProFund Investor - TEPIX

Technology UltraSector ProFund Service - TEPSX

UltraBear ProFund Investor - URPIX

UltraBear ProFund Service - URPSX

UltraBull ProFund Investor - ULPIX

UltraBull ProFund Service - ULPSX

UltraChina ProFund Investor - UGPIX

UltraChina ProFund Service - UGPSX

UltraDow 30 ProFund Investor - UDPIX

UltraDow 30 ProFund Service - UDPSX

UltraEmerging Markets ProFund Investor - UUPIX

UltraEmerging Markets ProFund Service - UUPSX

UltraInternational ProFund Investor - UNPIX

UltraInternational ProFund Service - UNPSX

UltraJapan ProFund Investor - UJPIX

UltraJapan ProFund Service - UJPSX

UltraLatin America ProFund Investor - UBPIX

UltraLatin America ProFund Service - UBPSX

UltraMid-Cap ProFund Investor - UMPIX

UltraMid-Cap ProFund Service - UMPSX

UltraNasdaq-100 ProFund Investor - UOPIX

UltraNasdaq-100 ProFund Service - UOPSX

UltraShort China ProFund Investor - UHPIX

UltraShort China ProFund Service - UHPSX

UltraShort Dow 30 ProFund Investor - UWPIX

UltraShort Dow 30 ProFund Service - UWPSX

UltraShort Emerging Markets ProFund Investor - UVPIX

UltraShort Emerging Markets ProFund Service - UVPSX

UltraShort International ProFund Investor - UXPIX

UltraShort International ProFund Service - UXPSX

UltraShort Japan ProFund Investor - UKPIX

UltraShort Japan ProFund Service - UKPSX

UltraShort Latin America ProFund Investor - UFPIX

UltraShort Latin America ProFund Service - UFPSX

UltraShort Mid-Cap ProFund Investor - UIPIX

UltraShort Mid-Cap ProFund Service - UIPSX

UltraShort Nasdaq-100 ProFund Investor - USPIX

UltraShort Nasdaq-100 ProFund Service - USPSX

UltraShort Small-Cap ProFund Investor - UCPIX

UltraShort Small-Cap ProFund Service - UCPSX

UltraSmall-Cap ProFund Investor - UAPIX

UltraSmall-Cap ProFund Service - UAPSX

U.S. Government Plus ProFund Investor - GVPIX

U.S. Government Plus ProFund Service - GVPSX

Utilities UltraSector ProFund Investor - UTPIX

Utilities UltraSector ProFund Service - UTPSX

Access Flex Bear High Yield ProFund

Investor Class AFBIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$175	1.78%

How did the Fund perform last year?

Access Flex Bear High Yield ProFund (the “Fund”) seeks to provide investment results that correspond generally to the inverse of the total return of the high yield market consistent with maintaining reasonable liquidity. The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the inverse of the high yield market.

For the year ended July 31, 2026, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of 4.94%. The Index performance was driven by rising Treasury yields, partly offset by resilient credit conditions and historically tight high-yield spreads.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $6,617
Bloomberg U.S. Aggregate Bond Index $11,431
Markit iBoxx $ Liquid High Yield Index $16,423
$20,000
$15,000
$10,000
$5,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Bloomberg U.S. Aggregate Bond Index	Markit iBoxx $ Liquid High Yield Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,460	$9,949	$10,984
Jul18	$9,186	$9,869	$11,233
Jul19	$8,445	$10,666	$12,069
Jul20	$8,126	$11,746	$12,417
Jul21	$7,283	$11,664	$13,503
Jul22	$7,721	$10,600	$12,580
Jul23	$7,558	$10,243	$12,974
Jul24	$7,108	$10,766	$14,377
Jul25	$6,821	$11,130	$15,650
Jul26	$6,617	$11,431	$16,423

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-2.99%	-1.90%	-4.04%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
Markit iBoxx $ Liquid High Yield Index	4.94%	3.99%	5.09%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$631,518
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Industry Exposure

Table Summary
Consumer Cyclical	(28)%
Consumer Non-Cyclical	(17)%
Communications	(12)%
Financials	(11)%
Energy	(8)%
Industrials	(8)%
Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Access Flex Bear High Yield ProFund

Investor Class AFBIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Access Flex Bear High Yield ProFund

Service Class AFBSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$273	2.78%

How did the Fund perform last year?

Access Flex Bear High Yield ProFund (the “Fund”) seeks to provide investment results that correspond generally to the inverse of the total return of the high yield market consistent with maintaining reasonable liquidity. The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the inverse of the high yield market.

For the year ended July 31, 2026, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of 4.94%. The Index performance was driven by rising Treasury yields, partly offset by resilient credit conditions and historically tight high-yield spreads.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $6,033
Bloomberg U.S. Aggregate Bond Index $11,431
Markit iBoxx $ Liquid High Yield Index $16,423
$20,000
$15,000
$10,000
$5,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Bloomberg U.S. Aggregate Bond Index	Markit iBoxx $ Liquid High Yield Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,425	$9,949	$10,984
Jul18	$9,065	$9,869	$11,233
Jul19	$8,249	$10,666	$12,069
Jul20	$7,859	$11,746	$12,417
Jul21	$6,976	$11,664	$13,503
Jul22	$7,317	$10,600	$12,580
Jul23	$7,100	$10,243	$12,974
Jul24	$6,610	$10,766	$14,377
Jul25	$6,279	$11,130	$15,650
Jul26	$6,033	$11,431	$16,423

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-3.93%	-2.86%	-4.93%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
Markit iBoxx $ Liquid High Yield Index	4.94%	3.99%	5.09%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$631,518
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Industry Exposure

Table Summary
Consumer Cyclical	(28)%
Consumer Non-Cyclical	(17)%
Communications	(12)%
Financials	(11)%
Energy	(8)%
Industrials	(8)%
Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Access Flex Bear High Yield ProFund

Service Class AFBSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Access Flex High Yield ProFund

Investor Class FYAIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$159	1.56%

How did the Fund perform last year?

Access Flex High Yield ProFund (the “Fund”) seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity. The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the high yield market.

For the year ended July 31, 2026, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of 4.94%. The Index performance was driven by rising Treasury yields, partly offset by resilient credit conditions and historically tight high-yield spreads.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $13,816
Bloomberg U.S. Aggregate Bond Index $11,431
Markit iBoxx $ Liquid High Yield Index $16,423
$20,000
$15,000
$10,000
$5,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Bloomberg U.S. Aggregate Bond Index	Markit iBoxx $ Liquid High Yield Index
Jul16	$10,000	$10,000	$10,000
Jul17	$10,520	$9,949	$10,984
Jul18	$10,621	$9,869	$11,233
Jul19	$11,446	$10,666	$12,069
Jul20	$11,273	$11,746	$12,417
Jul21	$11,959	$11,664	$13,503
Jul22	$10,894	$10,600	$12,580
Jul23	$11,431	$10,243	$12,974
Jul24	$12,634	$10,766	$14,377
Jul25	$13,376	$11,130	$15,650
Jul26	$13,816	$11,431	$16,423

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	3.29%	2.93%	3.29%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
Markit iBoxx $ Liquid High Yield Index	4.94%	3.99%	5.09%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$10,220,398
Number of Holdings*	6
Net Investment Advisory Fees	$122,203
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Industry Exposure

Table Summary
Consumer Cyclical	28%
Consumer Non-Cyclical	17%
Communications	12%
Financials	11%
Energy	8%
Industrials	8%
Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Access Flex High Yield ProFund

Investor Class FYAIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Access Flex High Yield ProFund

Service Class FYASX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$259	2.56%

How did the Fund perform last year?

Access Flex High Yield ProFund (the “Fund”) seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity. The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the high yield market.

For the year ended July 31, 2026, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of 4.94%. The Index performance was driven by rising Treasury yields, partly offset by resilient credit conditions and historically tight high-yield spreads.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $12,493
Bloomberg U.S. Aggregate Bond Index $11,431
Markit iBoxx $ Liquid High Yield Index $16,423
$20,000
$15,000
$10,000
$5,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Bloomberg U.S. Aggregate Bond Index	Markit iBoxx $ Liquid High Yield Index
Jul16	$10,000	$10,000	$10,000
Jul17	$10,418	$9,949	$10,984
Jul18	$10,416	$9,869	$11,233
Jul19	$11,113	$10,666	$12,069
Jul20	$10,830	$11,746	$12,417
Jul21	$11,378	$11,664	$13,503
Jul22	$10,263	$10,600	$12,580
Jul23	$10,662	$10,243	$12,974
Jul24	$11,667	$10,766	$14,377
Jul25	$12,212	$11,130	$15,650
Jul26	$12,493	$11,431	$16,423

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	2.30%	1.89%	2.25%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
Markit iBoxx $ Liquid High Yield Index	4.94%	3.99%	5.09%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$10,220,398
Number of Holdings*	6
Net Investment Advisory Fees	$122,203
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Industry Exposure

Table Summary
Consumer Cyclical	28%
Consumer Non-Cyclical	17%
Communications	12%
Financials	11%
Energy	8%
Industrials	8%
Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Access Flex High Yield ProFund

Service Class FYASX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Banks UltraSector ProFund

Investor Class BKPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$206	1.75%

How did the Fund perform last year?

Banks UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Banks Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 27.40% and a volatility of 21.19%. The Index performance was driven by resilient credit quality, improving deal activity, and stronger investor confidence in bank earnings.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $30,908
S&P Banks Select Industry Index $28,891
S&P Total Market Index $38,765
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Banks Select Industry Index	S&P Total Market Index
Jul16	$10,000	$10,000	$10,000
Jul17	$16,346	$13,881	$11,615
Jul18	$19,996	$15,742	$13,524
Jul19	$18,658	$14,987	$14,457
Jul20	$10,587	$10,700	$16,019
Jul21	$21,093	$17,598	$22,254
Jul22	$16,859	$17,774	$20,522
Jul23	$15,621	$15,888	$23,113
Jul24	$22,228	$21,134	$27,990
Jul25	$22,902	$22,678	$32,393
Jul26	$30,908	$28,891	$38,765

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	34.95%	7.94%	11.95%
S&P Banks Select Industry Index	27.40%	10.42%	11.19%
S&P Total Market Index	19.67%	11.74%	14.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$10,001,107
Number of Holdings*	109
Investment Advisory Fees	$63,783
Portfolio Turnover	72%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	76%
S&P Banks Select Industry Index Swap Agreements	74%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Regional Banks	77%
Diversified Banks	9%
Commercial & Residential Mortgage Finance	7%
Other Diversified Financial Services	5%
Asset Management & Custody Banks	2%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
The Bancorp, Inc.	0.9%
NMI Holdings, Inc. - Class A	0.8%
Nicolet Bankshares, Inc.	0.8%
Park National Corp.	0.8%
First Bancorp	0.8%

"Standard & Poor's®", "S&P®" and "S&P Banks Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Banks UltraSector ProFund

Investor Class BKPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Banks UltraSector ProFund

Service Class BKPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$321	2.75%

How did the Fund perform last year?

Banks UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Banks Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 27.40% and a volatility of 21.19%. The Index performance was driven by resilient credit quality, improving deal activity, and stronger investor confidence in bank earnings.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $27,942
S&P Banks Select Industry Index $28,891
S&P Total Market Index $38,765
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Banks Select Industry Index	S&P Total Market Index
Jul16	$10,000	$10,000	$10,000
Jul17	$16,177	$13,881	$11,615
Jul18	$19,595	$15,742	$13,524
Jul19	$18,100	$14,987	$14,457
Jul20	$10,166	$10,700	$16,019
Jul21	$20,042	$17,598	$22,254
Jul22	$15,857	$17,774	$20,522
Jul23	$14,551	$15,888	$23,113
Jul24	$20,494	$21,134	$27,990
Jul25	$20,905	$22,678	$32,393
Jul26	$27,942	$28,891	$38,765

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	33.66%	6.87%	10.82%
S&P Banks Select Industry Index	27.40%	10.42%	11.19%
S&P Total Market Index	19.67%	11.74%	14.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$10,001,107
Number of Holdings*	109
Investment Advisory Fees	$63,783
Portfolio Turnover	72%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	76%
S&P Banks Select Industry Index Swap Agreements	74%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Regional Banks	77%
Diversified Banks	9%
Commercial & Residential Mortgage Finance	7%
Other Diversified Financial Services	5%
Asset Management & Custody Banks	2%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
The Bancorp, Inc.	0.9%
NMI Holdings, Inc. - Class A	0.8%
Nicolet Bankshares, Inc.	0.8%
Park National Corp.	0.8%
First Bancorp	0.8%

"Standard & Poor's®", "S&P®" and "S&P Banks Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Banks UltraSector ProFund

Service Class BKPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Bear ProFund

Investor Class BRPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$167	1.78%

How did the Fund perform last year?

Bear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 19.56% and a volatility of 12.78%. The Index performance was driven by resilient corporate earnings and AI-related investment, with gains broadening beyond mega-cap technology into cyclical sectors.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $2,424
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P 500® Index
Jul16	$10,000	$10,000
Jul17	$8,537	$11,604
Jul18	$7,329	$13,489
Jul19	$6,828	$14,566
Jul20	$5,471	$16,308
Jul21	$3,866	$22,251
Jul22	$3,866	$21,219
Jul23	$3,528	$23,980
Jul24	$3,111	$29,292
Jul25	$2,769	$34,076
Jul26	$2,424	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-12.47%	-8.91%	-13.21%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$5,479,890
Number of Holdings*	6
Net Investment Advisory Fees	$36,239
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(86)%
E-mini S&P 500 Futures Contracts	(14)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	37%
Financials	12%
Communication Services	10%
Consumer Discretionary	9%
Health Care	9%
Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Bear ProFund

Investor Class BRPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Bear ProFund

Service Class BRPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$259	2.78%

How did the Fund perform last year?

Bear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 19.56% and a volatility of 12.78%. The Index performance was driven by resilient corporate earnings and AI-related investment, with gains broadening beyond mega-cap technology into cyclical sectors.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $2,203
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P 500® Index
Jul16	$10,000	$10,000
Jul17	$8,452	$11,604
Jul18	$7,182	$13,489
Jul19	$6,624	$14,566
Jul20	$5,258	$16,308
Jul21	$3,677	$22,251
Jul22	$3,641	$21,219
Jul23	$3,298	$23,980
Jul24	$2,880	$29,292
Jul25	$2,542	$34,076
Jul26	$2,203	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-13.32%	-9.74%	-14.04%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$5,479,890
Number of Holdings*	6
Net Investment Advisory Fees	$36,239
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(86)%
E-mini S&P 500 Futures Contracts	(14)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	37%
Financials	12%
Communication Services	10%
Consumer Discretionary	9%
Health Care	9%
Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Bear ProFund

Service Class BRPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Biotechnology UltraSector ProFund

Investor Class BIPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$213	1.36%

How did the Fund perform last year?

Biotechnology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Biotechnology Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 72.74% and a volatility of 26.95%. The Index performance was driven by accelerating M&A, strong drug innovation, and renewed investor enthusiasm for biotech pipelines.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $32,687
S&P Biotechnology Select Industry Index $24,259
S&P Total Market Index $38,765
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Biotechnology Select Industry Index	S&P Total Market Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,342	$12,624	$11,615
Jul18	$12,578	$15,400	$13,524
Jul19	$10,426	$13,885	$14,457
Jul20	$14,974	$17,699	$16,019
Jul21	$19,768	$20,065	$22,254
Jul22	$15,624	$13,201	$20,522
Jul23	$17,254	$13,720	$23,113
Jul24	$20,495	$16,201	$27,990
Jul25	$15,347	$14,043	$32,393
Jul26	$32,687	$24,259	$38,765

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	112.99%	10.58%	12.57%
S&P Biotechnology Select Industry Index	72.74%	3.87%	9.27%
S&P Total Market Index	19.67%	11.74%	14.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$118,960,987
Number of Holdings*	154
Net Investment Advisory Fees	$966,057
Portfolio Turnover	129%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
S&P Biotechnology Select Industry Index Swap Agreements	72%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Biotechnology	100%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apogee Therapeutics, Inc.	1.3%
Oruka Therapeutics Inc	1.2%
Dianthus Therapeutics, Inc.	1.1%
Erasca, Inc.	1.1%
Twist Bioscience Corp.	1.1%

"Standard & Poor's®", "S&P®" and "S&P Biotechnology Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Biotechnology UltraSector ProFund

Investor Class BIPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Biotechnology UltraSector ProFund

Service Class BIPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$367	2.36%

How did the Fund perform last year?

Biotechnology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Biotechnology Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 72.74% and a volatility of 26.95%. The Index performance was driven by accelerating M&A, strong drug innovation, and renewed investor enthusiasm for biotech pipelines.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $29,580
S&P Biotechnology Select Industry Index $24,259
S&P Total Market Index $38,765
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Biotechnology Select Industry Index	S&P Total Market Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,231	$12,624	$11,615
Jul18	$12,330	$15,400	$13,524
Jul19	$10,118	$13,885	$14,457
Jul20	$14,389	$17,699	$16,019
Jul21	$18,812	$20,065	$22,254
Jul22	$14,719	$13,201	$20,522
Jul23	$16,089	$13,720	$23,113
Jul24	$18,921	$16,201	$27,990
Jul25	$14,027	$14,043	$32,393
Jul26	$29,580	$24,259	$38,765

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	110.88%	9.47%	11.46%
S&P Biotechnology Select Industry Index	72.74%	3.87%	9.27%
S&P Total Market Index	19.67%	11.74%	14.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$118,960,987
Number of Holdings*	154
Net Investment Advisory Fees	$966,057
Portfolio Turnover	129%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
S&P Biotechnology Select Industry Index Swap Agreements	72%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Biotechnology	100%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apogee Therapeutics, Inc.	1.3%
Oruka Therapeutics Inc	1.2%
Dianthus Therapeutics, Inc.	1.1%
Erasca, Inc.	1.1%
Twist Bioscience Corp.	1.1%

"Standard & Poor's®", "S&P®" and "S&P Biotechnology Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Biotechnology UltraSector ProFund

Service Class BIPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Bitcoin ProFund

Investor Class BTCFX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Bitcoin ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.08%

How did the Fund perform last year?

Bitcoin ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to bitcoin returns. The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin futures contracts. In this manner, the Fund seeks to provide investment results that correspond to the performance of bitcoin.

For the year ended July 31, 2026, the Fund had a total return of -48.28%. For the same period, the Bloomberg Bitcoin Index, a proxy for the bitcoin market, had a total return of -46.13%. The Index performance was driven by fading rate-cut expectations and a broad de-risking from crypto following bitcoin’s 2025 peak.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used, expenses, transaction costs, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: July 28, 2021 through July 31, 2026

Fund $11,653
Bloomberg Bitcoin Index $15,729
S&P 500® Index $18,291
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Bloomberg Bitcoin Index	S&P 500® Index
Jul21	$10,000	$10,000	$10,000
Jul21	$9,880	$10,165	$9,990
Jul22	$5,596	$5,967	$9,526
Jul23	$6,616	$7,293	$10,766
Jul24	$13,444	$16,326	$13,151
Jul25	$22,531	$29,199	$15,298
Jul26	$11,653	$15,729	$18,291

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	Since Inception
Fund NAV	-48.28%	3.36%	3.10%
Bloomberg Bitcoin Index	-46.13%	9.12%	9.46%
S&P 500® Index	19.56%	12.86%	12.81%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$317,548,569
Number of Holdings*	3
Investment Advisory Fees	$2,129,115
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
CME Bitcoin Futures Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Bitcoin ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

Bloomberg is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Bitcoin ProFund

Investor Class BTCFX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Bull ProFund

Investor Class BLPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$152	1.40%

How did the Fund perform last year?

Bull ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that tracks performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 19.56% and a volatility of 12.78%. The Index performance was driven by resilient corporate earnings and AI-related investment, with gains broadening beyond mega-cap technology into cyclical sectors.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $33,541
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P 500® Index
Jul16	$10,000	$10,000
Jul17	$11,372	$11,604
Jul18	$12,981	$13,489
Jul19	$13,760	$14,566
Jul20	$15,093	$16,308
Jul21	$20,229	$22,251
Jul22	$18,937	$21,219
Jul23	$20,993	$23,980
Jul24	$25,186	$29,292
Jul25	$28,569	$34,076
Jul26	$33,541	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	17.40%	10.64%	12.86%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$52,738,571
Number of Holdings*	510
Net Investment Advisory Fees	$473,773
Portfolio Turnover	148%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	58%
S&P 500 Swap Agreements	34%
E-mini S&P 500 Futures Contracts	9%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	37%
Financials	12%
Communication Services	10%
Consumer Discretionary	9%
Health Care	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	4.4%
Apple, Inc.	4.1%
Microsoft Corp.	3.1%
Amazon.com, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Bull ProFund

Investor Class BLPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Bull ProFund

Service Class BLPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$260	2.40%

How did the Fund perform last year?

Bull ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that tracks performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 19.56% and a volatility of 12.78%. The Index performance was driven by resilient corporate earnings and AI-related investment, with gains broadening beyond mega-cap technology into cyclical sectors.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $30,371
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P 500® Index
Jul16	$10,000	$10,000
Jul17	$11,259	$11,604
Jul18	$12,726	$13,489
Jul19	$13,355	$14,566
Jul20	$14,500	$16,308
Jul21	$19,245	$22,251
Jul22	$17,837	$21,219
Jul23	$19,586	$23,980
Jul24	$23,268	$29,292
Jul25	$26,126	$34,076
Jul26	$30,371	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	16.25%	9.55%	11.75%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$52,738,571
Number of Holdings*	510
Net Investment Advisory Fees	$473,773
Portfolio Turnover	148%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	58%
S&P 500 Swap Agreements	34%
E-mini S&P 500 Futures Contracts	9%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	37%
Financials	12%
Communication Services	10%
Consumer Discretionary	9%
Health Care	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	4.4%
Apple, Inc.	4.1%
Microsoft Corp.	3.1%
Amazon.com, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Bull ProFund

Service Class BLPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Communication Services UltraSector ProFund

Investor Class WCPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.75%

How did the Fund perform last year?

Communication Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Communication Services Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 1.95% and a volatility of 14.71%. The Index performance was driven by mixed performance among large internet platforms, as AI investment supported earnings while elevated spending pressured valuations.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $35,402
S&P Communication Services Select Sector Index $33,559
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Communication Services Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,837	$12,388	$11,604
Jul18	$11,910	$13,810	$13,489
Jul19	$15,201	$14,635	$14,566
Jul20	$17,643	$16,920	$16,308
Jul21	$29,119	$24,212	$22,251
Jul22	$15,858	$16,715	$21,219
Jul23	$20,266	$20,593	$23,980
Jul24	$27,099	$25,989	$29,292
Jul25	$36,266	$32,917	$34,076
Jul26	$35,402	$33,559	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-2.38%	3.98%	13.48%
S&P Communication Services Select Sector Index	1.95%	6.75%	12.87%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$35,756,644
Number of Holdings*	30
Net Investment Advisory Fees	$227,994
Portfolio Turnover	599%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	77%
S&P Communication Services Select Sector Index Swap Agreements	73%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Interactive Media & Services	37%
Entertainment	29%
Media	16%
Diversified Telecommunication Services	14%
Wireless Telecommunication Services	4%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	12.5%
Alphabet, Inc. - Class A	8.3%
Alphabet, Inc. - Class C	6.7%
AT&T, Inc.	3.6%
Verizon Communications, Inc.	3.6%

"Standard & Poor's®", "S&P®" and "S&P Communication Services Select Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Communication Services UltraSector ProFund

Investor Class WCPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Communication Services UltraSector ProFund

Service Class WCPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$271	2.75%

How did the Fund perform last year?

Communication Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Communication Services Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 1.95% and a volatility of 14.71%. The Index performance was driven by mixed performance among large internet platforms, as AI investment supported earnings while elevated spending pressured valuations.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $32,093
S&P Communication Services Select Sector Index $33,559
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Communication Services Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,722	$12,388	$11,604
Jul18	$11,677	$13,810	$13,489
Jul19	$14,754	$14,635	$14,566
Jul20	$16,952	$16,920	$16,308
Jul21	$27,703	$24,212	$22,251
Jul22	$14,936	$16,715	$21,219
Jul23	$18,906	$20,593	$23,980
Jul24	$25,027	$25,989	$29,292
Jul25	$33,156	$32,917	$34,076
Jul26	$32,093	$33,559	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-3.21%	2.99%	12.37%
S&P Communication Services Select Sector Index	1.95%	6.75%	12.87%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$35,756,644
Number of Holdings*	30
Net Investment Advisory Fees	$227,994
Portfolio Turnover	599%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	77%
S&P Communication Services Select Sector Index Swap Agreements	73%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Interactive Media & Services	37%
Entertainment	29%
Media	16%
Diversified Telecommunication Services	14%
Wireless Telecommunication Services	4%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	12.5%
Alphabet, Inc. - Class A	8.3%
Alphabet, Inc. - Class C	6.7%
AT&T, Inc.	3.6%
Verizon Communications, Inc.	3.6%

"Standard & Poor's®", "S&P®" and "S&P Communication Services Select Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Communication Services UltraSector ProFund

Service Class WCPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Consumer Discretionary UltraSector ProFund

Investor Class CYPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$167	1.65%

How did the Fund perform last year?

Consumer Discretionary UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 5.72% and a volatility of 19.39%. The Index performance was driven by uneven consumer spending and mixed performance among large growth-oriented discretionary companies.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $29,956
S&P Consumer Discretionary Select Sector Index $31,898
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Consumer Discretionary Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,778	$11,390	$11,604
Jul18	$15,056	$14,067	$13,489
Jul19	$17,082	$15,502	$14,566
Jul20	$19,896	$17,839	$16,308
Jul21	$27,785	$23,697	$22,251
Jul22	$18,983	$21,546	$21,219
Jul23	$22,444	$23,235	$23,980
Jul24	$24,059	$25,304	$29,292
Jul25	$29,235	$30,174	$34,076
Jul26	$29,956	$31,898	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	2.47%	1.52%	11.60%
S&P Consumer Discretionary Select Sector Index	5.72%	6.12%	12.30%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$20,704,883
Number of Holdings*	53
Net Investment Advisory Fees	$223,588
Portfolio Turnover	371%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	79%
S&P Consumer Discretionary Select Sector Index Swap Agreements	71%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Retailing	48%
Consumer Services	26%
Automobiles & Components	19%
Consumer Durables & Apparel	7%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	20.3%
Tesla, Inc.	11.7%
The Home Depot, Inc.	4.4%
McDonald's Corp.	3.3%
The TJX Cos., Inc.	3.3%

"Standard & Poor's®", "S&P®" and "S&P Consumer Discretionary Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Consumer Discretionary UltraSector ProFund

Investor Class CYPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Consumer Discretionary UltraSector ProFund

Service Class CYPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$267	2.65%

How did the Fund perform last year?

Consumer Discretionary UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 5.72% and a volatility of 19.39%. The Index performance was driven by uneven consumer spending and mixed performance among large growth-oriented discretionary companies.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $27,122
S&P Consumer Discretionary Select Sector Index $31,898
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Consumer Discretionary Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,661	$11,390	$11,604
Jul18	$14,756	$14,067	$13,489
Jul19	$16,577	$15,502	$14,566
Jul20	$19,114	$17,839	$16,308
Jul21	$26,432	$23,697	$22,251
Jul22	$17,877	$21,546	$21,219
Jul23	$20,928	$23,235	$23,980
Jul24	$22,207	$25,304	$29,292
Jul25	$26,724	$30,174	$34,076
Jul26	$27,122	$31,898	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	1.49%	0.52%	10.49%
S&P Consumer Discretionary Select Sector Index	5.72%	6.12%	12.30%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$20,704,883
Number of Holdings*	53
Net Investment Advisory Fees	$223,588
Portfolio Turnover	371%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	79%
S&P Consumer Discretionary Select Sector Index Swap Agreements	71%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Retailing	48%
Consumer Services	26%
Automobiles & Components	19%
Consumer Durables & Apparel	7%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	20.3%
Tesla, Inc.	11.7%
The Home Depot, Inc.	4.4%
McDonald's Corp.	3.3%
The TJX Cos., Inc.	3.3%

"Standard & Poor's®", "S&P®" and "S&P Consumer Discretionary Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Consumer Discretionary UltraSector ProFund

Service Class CYPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Consumer Staples UltraSector ProFund

Investor Class CNPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$185	1.78%

How did the Fund perform last year?

Consumer Staples UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 9.64% and a volatility of 14.04%. The Index performance was driven by steady defensive earnings and investor rotation toward less technology-sensitive sectors.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $18,722
S&P Consumer Staples Select Sector Index $20,564
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Consumer Staples Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$10,777	$10,399	$11,604
Jul18	$10,576	$10,355	$13,489
Jul19	$11,147	$11,854	$14,566
Jul20	$12,783	$12,861	$16,308
Jul21	$19,822	$15,070	$22,251
Jul22	$18,764	$16,128	$21,219
Jul23	$16,465	$16,838	$23,980
Jul24	$16,991	$17,836	$29,292
Jul25	$17,283	$18,756	$34,076
Jul26	$18,722	$20,564	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	8.33%	-1.14%	6.47%
S&P Consumer Staples Select Sector Index	9.64%	6.41%	7.48%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$3,636,662
Number of Holdings*	40
Net Investment Advisory Fees	$10,782
Portfolio Turnover	2673%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	77%
S&P Consumer Staples Select Sector Index Swap Agreements	73%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Food, Beverage & Tobacco	46%
Food & Staples Retailing	34%
Household & Personal Products	20%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Walmart, Inc.	8.0%
Costco Wholesale Corp.	7.0%
The Coca-Cola Co.	5.6%
The Procter & Gamble Co.	5.5%
Philip Morris International, Inc.	4.9%

"Standard & Poor's®", "S&P®" and "S&P Consumer Staples Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Consumer Staples UltraSector ProFund

Investor Class CNPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Consumer Staples UltraSector ProFund

Service Class CNPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$288	2.78%

How did the Fund perform last year?

Consumer Staples UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 9.64% and a volatility of 14.04%. The Index performance was driven by steady defensive earnings and investor rotation toward less technology-sensitive sectors.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $16,948
S&P Consumer Staples Select Sector Index $20,564
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Consumer Staples Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$10,672	$10,399	$11,604
Jul18	$10,368	$10,355	$13,489
Jul19	$10,821	$11,854	$14,566
Jul20	$12,286	$12,861	$16,308
Jul21	$18,862	$15,070	$22,251
Jul22	$17,682	$16,128	$21,219
Jul23	$15,363	$16,838	$23,980
Jul24	$15,693	$17,836	$29,292
Jul25	$15,803	$18,756	$34,076
Jul26	$16,948	$20,564	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	7.25%	-2.12%	5.42%
S&P Consumer Staples Select Sector Index	9.64%	6.41%	7.48%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$3,636,662
Number of Holdings*	40
Net Investment Advisory Fees	$10,782
Portfolio Turnover	2673%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	77%
S&P Consumer Staples Select Sector Index Swap Agreements	73%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Food, Beverage & Tobacco	46%
Food & Staples Retailing	34%
Household & Personal Products	20%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Walmart, Inc.	8.0%
Costco Wholesale Corp.	7.0%
The Coca-Cola Co.	5.6%
The Procter & Gamble Co.	5.5%
Philip Morris International, Inc.	4.9%

"Standard & Poor's®", "S&P®" and "S&P Consumer Staples Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Consumer Staples UltraSector ProFund

Service Class CNPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Ether ProFund

Investor Class ETHFX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Ether ProFund (the "Fund") for the period of August 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$115	1.55%

How did the Fund perform last year?

Ether ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of ether. The Fund currently seeks to achieve this objective primarily through investments in ether futures contracts. The Fund does not invest directly in ether.

For the year ended July 31, 2026, the Fund had a total return of -52.11%. For the same period, the Bloomberg Ethereum Index had a total return of -50.10%. The Index performance was driven by fading rate-cut expectations and a broad de-risking from crypto following ethereum’s 2025 strength.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used, expenses, transaction costs, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: February 25, 2025 through July 31, 2026

Fund $6,888
Bloomberg Ethereum Index $7,486
S&P 500® Index $12,799
$20,000
$15,000
$10,000
$5,000
$0
Feb25
Mar25
Jun25
Sep25
Dec25
Mar26
Jun26
Jul26

Table Summary
	Fund	Bloomberg Ethereum Index	S&P 500® Index
Feb25	$10,000	$10,000	$10,000
Mar25	$7,276	$7,340	$9,437
Jun25	$9,827	$10,084	$10,469
Sep25	$15,935	$16,673	$11,320
Dec25	$11,203	$11,907	$11,621
Mar26	$7,817	$8,400	$11,117
Jun26	$5,833	$6,327	$12,807
Jul26	$6,888	$7,486	$12,799

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	Since Inception
Fund NAV	-52.11%	-22.98%
Bloomberg Ethereum Index	-50.10%	-18.36%
S&P 500® Index	19.56%	18.87%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$8,884,681
Number of Holdings*	3
Investment Advisory Fees	$34,248
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
CME Ether Futures Contracts	99%
CME Micro Ether Futures Contracts	1%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Ether ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

Bloomberg is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Ether ProFund

Investor Class ETHFX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Energy UltraSector ProFund

Investor Class ENPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$203	1.58%

How did the Fund perform last year?

Energy UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Energy Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 40.93% and a volatility of 21.03%. The Index performance was driven by higher oil prices and supply-risk premiums stemming from escalating Middle East tensions.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $20,537
S&P Energy Select Sector Index $26,731
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Energy Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,548	$10,137	$11,604
Jul18	$12,172	$12,150	$13,489
Jul19	$8,587	$10,210	$14,566
Jul20	$3,558	$6,370	$16,308
Jul21	$5,851	$9,199	$22,251
Jul22	$11,754	$15,306	$21,219
Jul23	$13,486	$17,793	$23,980
Jul24	$14,712	$19,613	$29,292
Jul25	$13,044	$18,968	$34,076
Jul26	$20,537	$26,731	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	57.44%	28.54%	7.46%
S&P Energy Select Sector Index	40.93%	23.78%	10.33%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$53,464,475
Number of Holdings*	27
Net Investment Advisory Fees	$238,407
Portfolio Turnover	573%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	85%
S&P Energy Select Sector Index Swap Agreements	65%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	10%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
ExxonMobil Holdings Corp.	17.6%
Chevron Corp.	13.0%
ConocoPhillips	5.2%
Marathon Petroleum Corp.	4.2%
Phillips 66	4.2%

"Standard & Poor's®", "S&P®" and "S&P Energy Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Energy UltraSector ProFund

Investor Class ENPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Energy UltraSector ProFund

Service Class ENPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$330	2.58%

How did the Fund perform last year?

Energy UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Energy Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 40.93% and a volatility of 21.03%. The Index performance was driven by higher oil prices and supply-risk premiums stemming from escalating Middle East tensions.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $18,594
S&P Energy Select Sector Index $26,731
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Energy Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,453	$10,137	$11,604
Jul18	$11,934	$12,150	$13,489
Jul19	$8,335	$10,210	$14,566
Jul20	$3,424	$6,370	$16,308
Jul21	$5,571	$9,199	$22,251
Jul22	$11,078	$15,306	$21,219
Jul23	$12,580	$17,793	$23,980
Jul24	$13,587	$19,613	$29,292
Jul25	$11,925	$18,968	$34,076
Jul26	$18,594	$26,731	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	55.93%	27.26%	6.40%
S&P Energy Select Sector Index	40.93%	23.78%	10.33%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$53,464,475
Number of Holdings*	27
Net Investment Advisory Fees	$238,407
Portfolio Turnover	573%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	85%
S&P Energy Select Sector Index Swap Agreements	65%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	10%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
ExxonMobil Holdings Corp.	17.6%
Chevron Corp.	13.0%
ConocoPhillips	5.2%
Marathon Petroleum Corp.	4.2%
Phillips 66	4.2%

"Standard & Poor's®", "S&P®" and "S&P Energy Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Energy UltraSector ProFund

Service Class ENPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Europe 30 ProFund

Investor Class UEPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$212	1.78%

How did the Fund perform last year?

Europe 30 ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProFunds Europe 30 Index (the "Index"). The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 37.37% and a volatility of 15.55%. The Index performance was driven by increased European fiscal and defense spending alongside a broad rotation toward attractively valued international equities.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $25,103
ProFunds Europe 30 Index® $21,455
S&P Global 1200 Index $35,513
STOXX Europe 50® Index $25,941
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	ProFunds Europe 30 Index®	S&P Global 1200 Index	STOXX Europe 50® Index
Jul16	$10,000	$10,000	$10,000	$10,000
Jul17	$12,050	$11,831	$11,763	$11,668
Jul18	$12,689	$12,193	$13,198	$12,290
Jul19	$12,187	$11,200	$13,705	$12,149
Jul20	$10,673	$9,884	$14,770	$12,160
Jul21	$14,024	$12,913	$19,858	$15,254
Jul22	$13,127	$11,984	$18,258	$13,880
Jul23	$14,587	$13,064	$20,817	$17,062
Jul24	$16,916	$14,669	$24,733	$19,062
Jul25	$18,139	$15,619	$28,673	$20,619
Jul26	$25,103	$21,455	$35,513	$25,941

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	38.39%	12.35%	9.64%
ProFunds Europe 30 Index®	37.37%	10.69%	7.93%
S&P Global 1200 Index	23.86%	12.33%	13.51%
STOXX Europe 50® Index	25.81%	11.20%	10.00%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$9,515,757
Number of Holdings*	30
Net Investment Advisory Fees	$35,210
Portfolio Turnover	549%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	21%
Energy	20%
Health Care	18%
Consumer Staples	13%
Financials	13%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
HSBC Holdings PLC	6.5%
ARM Holdings PLC	6.5%
ASML Holding N.V.	6.4%
Shell PLC	5.1%
TotalEnergies S.E.	4.4%

Largest Countries

Table Summary
United Kingdom	51.8%
Netherlands	11.7%
France	7.0%
Luxembourg	5.8%
Germany	5.1%

Europe 30 ProFund

Investor Class UEPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Europe 30 ProFund

Service Class UEPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$330	2.78%

How did the Fund perform last year?

Europe 30 ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProFunds Europe 30 Index (the "Index"). The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 37.37% and a volatility of 15.55%. The Index performance was driven by increased European fiscal and defense spending alongside a broad rotation toward attractively valued international equities.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $22,690
ProFunds Europe 30 Index® $21,455
S&P Global 1200 Index $35,513
STOXX Europe 50® Index $25,941
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	ProFunds Europe 30 Index®	S&P Global 1200 Index	STOXX Europe 50® Index
Jul16	$10,000	$10,000	$10,000	$10,000
Jul17	$11,929	$11,831	$11,763	$11,668
Jul18	$12,423	$12,193	$13,198	$12,290
Jul19	$11,826	$11,200	$13,705	$12,149
Jul20	$10,234	$9,884	$14,770	$12,160
Jul21	$13,318	$12,913	$19,858	$15,254
Jul22	$12,346	$11,984	$18,258	$13,880
Jul23	$13,578	$13,064	$20,817	$17,062
Jul24	$15,584	$14,669	$24,733	$19,062
Jul25	$16,552	$15,619	$28,673	$20,619
Jul26	$22,690	$21,455	$35,513	$25,941

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	37.08%	11.24%	8.54%
ProFunds Europe 30 Index®	37.37%	10.69%	7.93%
S&P Global 1200 Index	23.86%	12.33%	13.51%
STOXX Europe 50® Index	25.81%	11.20%	10.00%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$9,515,757
Number of Holdings*	30
Net Investment Advisory Fees	$35,210
Portfolio Turnover	549%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	21%
Energy	20%
Health Care	18%
Consumer Staples	13%
Financials	13%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
HSBC Holdings PLC	6.5%
ARM Holdings PLC	6.5%
ASML Holding N.V.	6.4%
Shell PLC	5.1%
TotalEnergies S.E.	4.4%

Largest Countries

Table Summary
United Kingdom	51.8%
Netherlands	11.7%
France	7.0%
Luxembourg	5.8%
Germany	5.1%

Europe 30 ProFund

Service Class UEPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Falling U.S. Dollar ProFund

Investor Class FDPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.78%

How did the Fund perform last year?

Falling U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of -0.08% and a volatility of 5.38%. The Index performance was driven by shifting U.S. rate expectations and periods of softer dollar demand as investors diversified toward non-U.S. assets.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $8,378
ICE® U.S. Dollar Index $10,454
Bloomberg U.S. Aggregate Bond Index $11,431
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	ICE® U.S. Dollar Index	Bloomberg U.S. Aggregate Bond Index
Jul16	$10,000	$10,000	$10,000
Jul17	$10,006	$9,715	$9,949
Jul18	$9,589	$9,894	$9,869
Jul19	$8,992	$10,316	$10,666
Jul20	$9,240	$9,778	$11,746
Jul21	$9,139	$9,636	$11,664
Jul22	$7,782	$11,074	$10,600
Jul23	$8,086	$10,659	$10,243
Jul24	$8,025	$10,885	$10,766
Jul25	$8,380	$10,462	$11,130
Jul26	$8,378	$10,454	$11,431

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-0.01%	-1.72%	-1.75%
ICE® U.S. Dollar Index	-0.08%	1.64%	0.45%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$1,186,122
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its afﬁliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general ﬁnancial market performance.

Falling U.S. Dollar ProFund

Investor Class FDPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Falling U.S. Dollar ProFund

Service Class FDPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$276	2.78%

How did the Fund perform last year?

Falling U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of -0.08% and a volatility of 5.38%. The Index performance was driven by shifting U.S. rate expectations and periods of softer dollar demand as investors diversified toward non-U.S. assets.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $7,590
ICE® U.S. Dollar Index $10,454
Bloomberg U.S. Aggregate Bond Index $11,431
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	ICE® U.S. Dollar Index	Bloomberg U.S. Aggregate Bond Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,911	$9,715	$9,949
Jul18	$9,409	$9,894	$9,869
Jul19	$8,742	$10,316	$10,666
Jul20	$8,901	$9,778	$11,746
Jul21	$8,712	$9,636	$11,664
Jul22	$7,336	$11,074	$10,600
Jul23	$7,543	$10,659	$10,243
Jul24	$7,436	$10,885	$10,766
Jul25	$7,685	$10,462	$11,130
Jul26	$7,590	$10,454	$11,431

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-1.24%	-2.72%	-2.72%
ICE® U.S. Dollar Index	-0.08%	1.64%	0.45%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$1,186,122
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its afﬁliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general ﬁnancial market performance.

Falling U.S. Dollar ProFund

Service Class FDPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Financials UltraSector ProFund

Investor Class FNPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$176	1.68%

How did the Fund perform last year?

Financials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Financial Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 10.52% and a volatility of 14.60%. The Index performance was driven by resilient credit, improved capital-markets activity, and a broad rotation into value-oriented financial shares.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $38,289
S&P Financial Select Sector Index $36,036
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Financial Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$13,590	$13,299	$11,604
Jul18	$15,816	$15,090	$13,489
Jul19	$16,942	$15,612	$14,566
Jul20	$13,317	$13,612	$16,308
Jul21	$22,905	$21,127	$22,251
Jul22	$20,088	$19,865	$21,219
Jul23	$20,669	$21,273	$23,980
Jul24	$27,663	$26,828	$29,292
Jul25	$34,862	$32,606	$34,076
Jul26	$38,289	$36,036	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	9.83%	10.82%	14.37%
S&P Financial Select Sector Index	10.52%	11.27%	13.68%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$9,761,801
Number of Holdings*	83
Net Investment Advisory Fees	$94,016
Portfolio Turnover	721%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	72%
S&P Financial Select Sector Index Swap Agreements	78%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Diversified Financials	58%
Banks	28%
Insurance	14%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
JPMorgan Chase & Co.	8.4%
Berkshire Hathaway, Inc. - Class B	8.4%
Visa, Inc. - Class A	5.4%
MasterCard, Inc. - Class A	4.1%
Bank of America Corp.	3.6%

"Standard & Poor's®", "S&P®" and "S&P Financial Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Financials UltraSector ProFund

Investor Class FNPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Financials UltraSector ProFund

Service Class FNPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$280	2.68%

How did the Fund perform last year?

Financials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Financial Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 10.52% and a volatility of 14.60%. The Index performance was driven by resilient credit, improved capital-markets activity, and a broad rotation into value-oriented financial shares.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $34,612
S&P Financial Select Sector Index $36,036
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Financial Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$13,458	$13,299	$11,604
Jul18	$15,506	$15,090	$13,489
Jul19	$16,441	$15,612	$14,566
Jul20	$12,790	$13,612	$16,308
Jul21	$21,769	$21,127	$22,251
Jul22	$18,907	$19,865	$21,219
Jul23	$19,266	$21,273	$23,980
Jul24	$25,509	$26,828	$29,292
Jul25	$31,823	$32,606	$34,076
Jul26	$34,612	$36,036	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	8.76%	9.72%	13.22%
S&P Financial Select Sector Index	10.52%	11.27%	13.68%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$9,761,801
Number of Holdings*	83
Net Investment Advisory Fees	$94,016
Portfolio Turnover	721%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	72%
S&P Financial Select Sector Index Swap Agreements	78%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Diversified Financials	58%
Banks	28%
Insurance	14%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
JPMorgan Chase & Co.	8.4%
Berkshire Hathaway, Inc. - Class B	8.4%
Visa, Inc. - Class A	5.4%
MasterCard, Inc. - Class A	4.1%
Bank of America Corp.	3.6%

"Standard & Poor's®", "S&P®" and "S&P Financial Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Financials UltraSector ProFund

Service Class FNPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Health Care UltraSector ProFund

Investor Class HCPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$195	1.65%

How did the Fund perform last year?

Health Care UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Health Care Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 26.92% and a volatility of 15.61%. The Index performance was driven by improving biotech and pharmaceutical sentiment, strong innovation, and increased M&A activity.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $26,427
S&P Health Care Select Sector Index $25,860
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Health Care Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,029	$10,800	$11,604
Jul18	$13,153	$12,238	$13,489
Jul19	$13,355	$12,763	$14,566
Jul20	$16,389	$15,158	$16,308
Jul21	$23,006	$19,301	$22,251
Jul22	$21,660	$19,652	$21,219
Jul23	$21,445	$20,246	$23,980
Jul24	$24,626	$22,976	$29,292
Jul25	$19,441	$20,375	$34,076
Jul26	$26,427	$25,860	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	35.93%	2.81%	10.21%
S&P Health Care Select Sector Index	26.92%	6.02%	9.97%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$11,859,846
Number of Holdings*	65
Net Investment Advisory Fees	$144,945
Portfolio Turnover	684%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
S&P Health Care Select Sector Index Swap Agreements	73%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Pharmaceuticals	37%
Biotechnology	19%
Health Care Providers & Services	19%
Health Care Equipment & Supplies	16%
Life Sciences Tools & Services	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Eli Lilly & Co.	12.0%
Johnson & Johnson	8.2%
AbbVie, Inc.	5.9%
UnitedHealth Group, Inc.	5.0%
Merck & Co., Inc.	4.3%

"Standard & Poor's®", "S&P®" and "S&P Health Care Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Health Care UltraSector ProFund

Investor Class HCPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Health Care UltraSector ProFund

Service Class HCPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$311	2.65%

How did the Fund perform last year?

Health Care UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Health Care Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 26.92% and a volatility of 15.61%. The Index performance was driven by improving biotech and pharmaceutical sentiment, strong innovation, and increased M&A activity.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $23,945
S&P Health Care Select Sector Index $25,860
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Health Care Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$10,922	$10,800	$11,604
Jul18	$12,897	$12,238	$13,489
Jul19	$12,968	$12,763	$14,566
Jul20	$15,762	$15,158	$16,308
Jul21	$21,913	$19,301	$22,251
Jul22	$20,425	$19,652	$21,219
Jul23	$20,020	$20,246	$23,980
Jul24	$22,761	$22,976	$29,292
Jul25	$17,791	$20,375	$34,076
Jul26	$23,945	$25,860	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	34.59%	1.79%	9.12%
S&P Health Care Select Sector Index	26.92%	6.02%	9.97%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$11,859,846
Number of Holdings*	65
Net Investment Advisory Fees	$144,945
Portfolio Turnover	684%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
S&P Health Care Select Sector Index Swap Agreements	73%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Pharmaceuticals	37%
Biotechnology	19%
Health Care Providers & Services	19%
Health Care Equipment & Supplies	16%
Life Sciences Tools & Services	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Eli Lilly & Co.	12.0%
Johnson & Johnson	8.2%
AbbVie, Inc.	5.9%
UnitedHealth Group, Inc.	5.0%
Merck & Co., Inc.	4.3%

"Standard & Poor's®", "S&P®" and "S&P Health Care Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Health Care UltraSector ProFund

Service Class HCPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Industrials UltraSector ProFund

Investor Class IDPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$199	1.78%

How did the Fund perform last year?

Industrials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Industrials Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 19.86% and a volatility of 16.89%. The Index performance was driven by resilient economic activity, infrastructure investment, and a broadening market rally into cyclical companies.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $41,704
S&P Industrials Select Sector Index $37,173
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Industrials Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$12,666	$12,026	$11,604
Jul18	$15,198	$13,804	$13,489
Jul19	$16,143	$14,299	$14,566
Jul20	$15,048	$13,484	$16,308
Jul21	$25,169	$19,745	$22,251
Jul22	$20,012	$18,555	$21,219
Jul23	$22,454	$21,824	$23,980
Jul24	$27,118	$25,701	$29,292
Jul25	$33,727	$31,015	$34,076
Jul26	$41,704	$37,173	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	23.65%	10.63%	15.35%
S&P Industrials Select Sector Index	19.86%	13.49%	14.03%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$12,323,450
Number of Holdings*	88
Investment Advisory Fees	$52,081
Portfolio Turnover	2027%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	84%
S&P Industrials Select Sector Index Swap Agreements	67%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Capital Goods	76%
Transportation	15%
Commercial & Professional Services	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
General Electric Co.	5.6%
Caterpillar, Inc.	5.6%
RTX Corp.	4.3%
GE Vernova, Inc.	4.0%
Union Pacific Corp.	2.6%

"Standard & Poor's®", "S&P®" and "S&P Industrials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Industrials UltraSector ProFund

Investor Class IDPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Industrials UltraSector ProFund

Service Class IDPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$309	2.78%

How did the Fund perform last year?

Industrials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Industrials Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 19.86% and a volatility of 16.89%. The Index performance was driven by resilient economic activity, infrastructure investment, and a broadening market rally into cyclical companies.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $37,669
S&P Industrials Select Sector Index $37,173
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Industrials Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$12,540	$12,026	$11,604
Jul18	$14,897	$13,804	$13,489
Jul19	$15,665	$14,299	$14,566
Jul20	$14,460	$13,484	$16,308
Jul21	$23,942	$19,745	$22,251
Jul22	$18,846	$18,555	$21,219
Jul23	$20,929	$21,824	$23,980
Jul24	$25,018	$25,701	$29,292
Jul25	$30,791	$31,015	$34,076
Jul26	$37,669	$37,173	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	22.34%	9.49%	14.18%
S&P Industrials Select Sector Index	19.86%	13.49%	14.03%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$12,323,450
Number of Holdings*	88
Investment Advisory Fees	$52,081
Portfolio Turnover	2027%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	84%
S&P Industrials Select Sector Index Swap Agreements	67%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Capital Goods	76%
Transportation	15%
Commercial & Professional Services	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
General Electric Co.	5.6%
Caterpillar, Inc.	5.6%
RTX Corp.	4.3%
GE Vernova, Inc.	4.0%
Union Pacific Corp.	2.6%

"Standard & Poor's®", "S&P®" and "S&P Industrials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Industrials UltraSector ProFund

Service Class IDPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Internet UltraSector ProFund

Investor Class INPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$133	1.36%

How did the Fund perform last year?

Internet UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Internet Composite Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 0.86% and a volatility of 20.26%. The Index performance was driven by mixed mega-cap internet results as strong AI and cloud spending was offset by periodic rotations away from technology.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $41,195
Dow Jones Internet Composite Index $37,357
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Dow Jones Internet Composite Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$14,105	$12,821	$11,604
Jul18	$21,932	$17,655	$13,489
Jul19	$23,562	$19,181	$14,566
Jul20	$31,410	$24,277	$16,308
Jul21	$45,706	$32,071	$22,251
Jul22	$19,242	$18,915	$21,219
Jul23	$24,321	$23,281	$23,980
Jul24	$28,264	$26,783	$29,292
Jul25	$42,938	$37,040	$34,076
Jul26	$41,195	$37,357	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-4.06%	-2.06%	15.21%
Dow Jones Internet Composite Index	0.86%	3.10%	14.09%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$79,021,966
Number of Holdings*	47
Net Investment Advisory Fees	$661,364
Portfolio Turnover	27%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	80%
Dow Jones Composite Internet Index Swap Agreements	69%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Interactive Media & Services	19%
Software	17%
Communications Equipment	16%
Multiline Retail	13%
Hotels, Restaurants & Leisure	12%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	8.8%
Meta Platforms, Inc. - Class A	7.5%
Cisco Systems, Inc.	6.6%
Alphabet, Inc. - Class A	4.3%
Booking Holdings, Inc.	4.2%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Internet Composite Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Internet UltraSector ProFund

Investor Class INPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Internet UltraSector ProFund

Service Class INPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$230	2.36%

How did the Fund perform last year?

Internet UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Internet Composite Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 0.86% and a volatility of 20.26%. The Index performance was driven by mixed mega-cap internet results as strong AI and cloud spending was offset by periodic rotations away from technology.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $37,266
Dow Jones Internet Composite Index $37,357
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Dow Jones Internet Composite Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$13,964	$12,821	$11,604
Jul18	$21,498	$17,655	$13,489
Jul19	$22,864	$19,181	$14,566
Jul20	$30,183	$24,277	$16,308
Jul21	$43,486	$32,071	$22,251
Jul22	$18,123	$18,915	$21,219
Jul23	$22,680	$23,281	$23,980
Jul24	$26,091	$26,783	$29,292
Jul25	$39,238	$37,040	$34,076
Jul26	$37,266	$37,357	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-5.03%	-3.04%	14.06%
Dow Jones Internet Composite Index	0.86%	3.10%	14.09%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$79,021,966
Number of Holdings*	47
Net Investment Advisory Fees	$661,364
Portfolio Turnover	27%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	80%
Dow Jones Composite Internet Index Swap Agreements	69%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Interactive Media & Services	19%
Software	17%
Communications Equipment	16%
Multiline Retail	13%
Hotels, Restaurants & Leisure	12%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	8.8%
Meta Platforms, Inc. - Class A	7.5%
Cisco Systems, Inc.	6.6%
Alphabet, Inc. - Class A	4.3%
Booking Holdings, Inc.	4.2%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Internet Composite Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Internet UltraSector ProFund

Service Class INPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Large-Cap Growth ProFund

Investor Class LGPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$182	1.67%

How did the Fund perform last year?

Large-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Growth Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 19.42% and a volatility of 17.98%. The Index performance was driven by continued AI and cloud-related earnings growth, partly offset by a late-period rotation away from expensive technology shares.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $41,375
S&P 500® Growth Index $49,737
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P 500® Growth Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,489	$11,697	$11,604
Jul18	$13,718	$14,225	$13,489
Jul19	$14,755	$15,584	$14,566
Jul20	$17,969	$19,409	$16,308
Jul21	$24,249	$26,615	$22,251
Jul22	$21,656	$24,185	$21,219
Jul23	$22,950	$26,120	$23,980
Jul24	$28,567	$33,153	$29,292
Jul25	$35,202	$41,650	$34,076
Jul26	$41,375	$49,737	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	17.54%	11.28%	15.26%
S&P 500® Growth Index	19.42%	13.32%	17.40%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$16,768,154
Number of Holdings*	154
Net Investment Advisory Fees	$149,059
Portfolio Turnover	399%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	52%
Communication Services	15%
Financials	9%
Consumer Discretionary	9%
Industrials	6%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	13.9%
Microsoft Corp.	9.9%
Apple, Inc.	6.5%
Alphabet, Inc. - Class A	6.0%
Broadcom, Inc.	5.3%

"Standard & Poor's®", "S&P®", and "S&P 500 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Large-Cap Growth ProFund

Investor Class LGPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Large-Cap Growth ProFund

Service Class LGPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$287	2.65%

How did the Fund perform last year?

Large-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Growth Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 19.42% and a volatility of 17.98%. The Index performance was driven by continued AI and cloud-related earnings growth, partly offset by a late-period rotation away from expensive technology shares.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $37,459
S&P 500® Growth Index $49,737
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P 500® Growth Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,375	$11,697	$11,604
Jul18	$13,446	$14,225	$13,489
Jul19	$14,320	$15,584	$14,566
Jul20	$17,260	$19,409	$16,308
Jul21	$23,061	$26,615	$22,251
Jul22	$20,395	$24,185	$21,219
Jul23	$21,402	$26,120	$23,980
Jul24	$26,374	$33,153	$29,292
Jul25	$32,176	$41,650	$34,076
Jul26	$37,459	$49,737	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	16.42%	10.19%	14.12%
S&P 500® Growth Index	19.42%	13.32%	17.40%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$16,768,154
Number of Holdings*	154
Net Investment Advisory Fees	$149,059
Portfolio Turnover	399%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	52%
Communication Services	15%
Financials	9%
Consumer Discretionary	9%
Industrials	6%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	13.9%
Microsoft Corp.	9.9%
Apple, Inc.	6.5%
Alphabet, Inc. - Class A	6.0%
Broadcom, Inc.	5.3%

"Standard & Poor's®", "S&P®", and "S&P 500 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Large-Cap Growth ProFund

Service Class LGPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Large-Cap Value ProFund

Investor Class LVPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$194	1.78%

How did the Fund perform last year?

Large-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 19.71% and a volatility of 9.86%. The Index performance was driven by a broadening rally into financials, industrials, energy, and other value-oriented sectors.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $25,465
S&P 500® Value Index $30,621
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P 500® Value Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,214	$11,434	$11,604
Jul18	$12,164	$12,626	$13,489
Jul19	$12,703	$13,419	$14,566
Jul20	$12,125	$13,054	$16,308
Jul21	$16,160	$17,711	$22,251
Jul22	$15,882	$17,706	$21,219
Jul23	$18,249	$20,744	$23,980
Jul24	$20,873	$24,225	$29,292
Jul25	$21,658	$25,579	$34,076
Jul26	$25,465	$30,621	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	17.58%	9.52%	9.80%
S&P 500® Value Index	19.71%	11.57%	11.84%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$5,235,439
Number of Holdings*	443
Net Investment Advisory Fees	$44,071
Portfolio Turnover	1647%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	19%
Financials	16%
Health Care	13%
Industrials	11%
Consumer Discretionary	10%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apple, Inc.	7.7%
Amazon.com, Inc.	4.2%
ExxonMobil Holdings Corp.	2.2%
Walmart, Inc.	1.7%
Intel Corp.	1.5%

"Standard & Poor's®", "S&P®", and "S&P 500 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Large-Cap Value ProFund

Investor Class LVPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Large-Cap Value ProFund

Service Class LVPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$301	2.78%

How did the Fund perform last year?

Large-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 19.71% and a volatility of 9.86%. The Index performance was driven by a broadening rally into financials, industrials, energy, and other value-oriented sectors.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $23,029
S&P 500® Value Index $30,621
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P 500® Value Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,101	$11,434	$11,604
Jul18	$11,923	$12,626	$13,489
Jul19	$12,329	$13,419	$14,566
Jul20	$11,646	$13,054	$16,308
Jul21	$15,370	$17,711	$22,251
Jul22	$14,956	$17,706	$21,219
Jul23	$17,008	$20,744	$23,980
Jul24	$19,257	$24,225	$29,292
Jul25	$19,783	$25,579	$34,076
Jul26	$23,029	$30,621	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	16.41%	8.42%	8.70%
S&P 500® Value Index	19.71%	11.57%	11.84%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$5,235,439
Number of Holdings*	443
Net Investment Advisory Fees	$44,071
Portfolio Turnover	1647%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	19%
Financials	16%
Health Care	13%
Industrials	11%
Consumer Discretionary	10%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apple, Inc.	7.7%
Amazon.com, Inc.	4.2%
ExxonMobil Holdings Corp.	2.2%
Walmart, Inc.	1.7%
Intel Corp.	1.5%

"Standard & Poor's®", "S&P®", and "S&P 500 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Large-Cap Value ProFund

Service Class LVPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Materials UltraSector ProFund

Investor Class BMPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$180	1.64%

How did the Fund perform last year?

Materials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Materials Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 17.07% and a volatility of 17.64%. The Index performance was driven by stronger metals demand and increased infrastructure investment, including data-center and power-grid development.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $24,693
S&P Materials Select Sector Index $25,418
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Materials Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$12,168	$11,452	$11,604
Jul18	$14,194	$12,743	$13,489
Jul19	$12,229	$12,740	$14,566
Jul20	$12,076	$13,491	$16,308
Jul21	$19,447	$19,105	$22,251
Jul22	$17,691	$18,143	$21,219
Jul23	$20,978	$20,350	$23,980
Jul24	$22,801	$22,336	$29,292
Jul25	$20,601	$21,711	$34,076
Jul26	$24,693	$25,418	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	19.86%	4.89%	9.46%
S&P Materials Select Sector Index	17.07%	5.88%	9.78%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$34,180,888
Number of Holdings*	31
Net Investment Advisory Fees	$166,956
Portfolio Turnover	525%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	75%
S&P Materials Select Sector Index Swap Agreements	76%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Chemicals	51%
Metals & Mining	20%
Containers & Packaging	16%
Construction Materials	13%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Linde PLC	10.0%
Newmont Corp.	4.5%
Freeport-McMoRan, Inc.	4.1%
The Sherwin-Williams Co.	3.8%
Ecolab, Inc.	3.6%

"Standard & Poor's®", "S&P®" and "S&P Materials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Materials UltraSector ProFund

Investor Class BMPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Materials UltraSector ProFund

Service Class BMPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$289	2.64%

How did the Fund perform last year?

Materials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Materials Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 17.07% and a volatility of 17.64%. The Index performance was driven by stronger metals demand and increased infrastructure investment, including data-center and power-grid development.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $22,347
S&P Materials Select Sector Index $25,418
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Materials Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$12,050	$11,452	$11,604
Jul18	$13,918	$12,743	$13,489
Jul19	$11,869	$12,740	$14,566
Jul20	$11,603	$13,491	$16,308
Jul21	$18,500	$19,105	$22,251
Jul22	$16,667	$18,143	$21,219
Jul23	$19,562	$20,350	$23,980
Jul24	$21,052	$22,336	$29,292
Jul25	$18,830	$21,711	$34,076
Jul26	$22,347	$25,418	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	18.68%	3.85%	8.37%
S&P Materials Select Sector Index	17.07%	5.88%	9.78%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$34,180,888
Number of Holdings*	31
Net Investment Advisory Fees	$166,956
Portfolio Turnover	525%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	75%
S&P Materials Select Sector Index Swap Agreements	76%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Chemicals	51%
Metals & Mining	20%
Containers & Packaging	16%
Construction Materials	13%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Linde PLC	10.0%
Newmont Corp.	4.5%
Freeport-McMoRan, Inc.	4.1%
The Sherwin-Williams Co.	3.8%
Ecolab, Inc.	3.6%

"Standard & Poor's®", "S&P®" and "S&P Materials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Materials UltraSector ProFund

Service Class BMPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Mid-Cap Growth ProFund

Investor Class MGPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$195	1.78%

How did the Fund perform last year?

Mid-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Growth Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 21.18% and a volatility of 17.59%. The Index performance was driven by broader participation in growth stocks beyond mega caps, including technology and AI-related beneficiaries.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $23,535
S&P MidCap 400® Growth Index $28,291
S&P Composite 1500® Index $39,492
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P MidCap 400® Growth Index	S&P Composite 1500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,181	$11,371	$11,600
Jul18	$12,752	$13,231	$13,494
Jul19	$12,777	$13,471	$14,444
Jul20	$13,182	$14,195	$15,947
Jul21	$17,920	$19,641	$21,930
Jul22	$15,585	$17,430	$20,890
Jul23	$16,807	$19,139	$23,540
Jul24	$19,687	$22,834	$28,618
Jul25	$19,743	$23,345	$32,919
Jul26	$23,535	$28,291	$39,492

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	19.21%	5.60%	8.94%
S&P MidCap 400® Growth Index	21.18%	7.57%	10.96%
S&P Composite 1500® Index	19.97%	12.48%	14.72%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$5,055,596
Number of Holdings*	245
Net Investment Advisory Fees	$28,348
Portfolio Turnover	370%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	31%
Information Technology	19%
Health Care	16%
Consumer Discretionary	8%
Financials	8%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Twilio, Inc. - Class A	1.6%
TechnipFMC PLC	1.6%
Curtiss-Wright Corp.	1.5%
Carpenter Technology Corp.	1.4%
ATI, Inc.	1.4%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap Growth ProFund

Investor Class MGPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Mid-Cap Growth ProFund

Service Class MGPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$303	2.78%

How did the Fund perform last year?

Mid-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Growth Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 21.18% and a volatility of 17.59%. The Index performance was driven by broader participation in growth stocks beyond mega caps, including technology and AI-related beneficiaries.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $21,289
S&P MidCap 400® Growth Index $28,291
S&P Composite 1500® Index $39,492
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P MidCap 400® Growth Index	S&P Composite 1500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,068	$11,371	$11,600
Jul18	$12,498	$13,231	$13,494
Jul19	$12,400	$13,471	$14,444
Jul20	$12,663	$14,195	$15,947
Jul21	$17,046	$19,641	$21,930
Jul22	$14,677	$17,430	$20,890
Jul23	$15,670	$19,139	$23,540
Jul24	$18,168	$22,834	$28,618
Jul25	$18,040	$23,345	$32,919
Jul26	$21,289	$28,291	$39,492

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	18.01%	4.55%	7.85%
S&P MidCap 400® Growth Index	21.18%	7.57%	10.96%
S&P Composite 1500® Index	19.97%	12.48%	14.72%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$5,055,596
Number of Holdings*	245
Net Investment Advisory Fees	$28,348
Portfolio Turnover	370%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	31%
Information Technology	19%
Health Care	16%
Consumer Discretionary	8%
Financials	8%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Twilio, Inc. - Class A	1.6%
TechnipFMC PLC	1.6%
Curtiss-Wright Corp.	1.5%
Carpenter Technology Corp.	1.4%
ATI, Inc.	1.4%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap Growth ProFund

Service Class MGPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Mid-Cap ProFund

Investor Class MDPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$195	1.78%

How did the Fund perform last year?

Mid-Cap ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 20.92% and a volatility of 15.53%. The Index performance was driven by the broadening U.S. equity rally and stronger participation from economically sensitive mid-cap companies.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $23,079
S&P MidCap 400® Index $28,174
S&P Composite 1500® Index $39,492
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,255	$11,469	$11,600
Jul18	$12,647	$13,131	$13,494
Jul19	$12,489	$13,235	$14,444
Jul20	$11,799	$12,767	$15,947
Jul21	$16,980	$18,765	$21,930
Jul22	$15,695	$17,695	$20,890
Jul23	$16,989	$19,549	$23,540
Jul24	$19,214	$22,560	$28,618
Jul25	$19,423	$23,299	$32,919
Jul26	$23,079	$28,174	$39,492

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	18.82%	6.33%	8.72%
S&P MidCap 400® Index	20.92%	8.47%	10.91%
S&P Composite 1500® Index	19.97%	12.48%	14.72%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$9,056,574
Number of Holdings*	406
Net Investment Advisory Fees	$32,803
Portfolio Turnover	710%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	36%
S&P MidCap 400 Swap Agreements	64%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	25%
Financials	16%
Information Technology	14%
Consumer Discretionary	10%
Health Care	10%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Illumina, Inc.	0.3%
Twilio, Inc. - Class A	0.3%
TechnipFMC PLC	0.3%
Curtiss-Wright Corp.	0.3%
Carpenter Technology Corp.	0.3%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap ProFund

Investor Class MDPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Mid-Cap ProFund

Service Class MDPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$303	2.78%

How did the Fund perform last year?

Mid-Cap ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 20.92% and a volatility of 15.53%. The Index performance was driven by the broadening U.S. equity rally and stronger participation from economically sensitive mid-cap companies.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $20,886
S&P MidCap 400® Index $28,174
S&P Composite 1500® Index $39,492
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,144	$11,469	$11,600
Jul18	$12,396	$13,131	$13,494
Jul19	$12,119	$13,235	$14,444
Jul20	$11,338	$12,767	$15,947
Jul21	$16,153	$18,765	$21,930
Jul22	$14,784	$17,695	$20,890
Jul23	$15,843	$19,549	$23,540
Jul24	$17,739	$22,560	$28,618
Jul25	$17,753	$23,299	$32,919
Jul26	$20,886	$28,174	$39,492

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	17.65%	5.27%	7.64%
S&P MidCap 400® Index	20.92%	8.47%	10.91%
S&P Composite 1500® Index	19.97%	12.48%	14.72%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$9,056,574
Number of Holdings*	406
Net Investment Advisory Fees	$32,803
Portfolio Turnover	710%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	36%
S&P MidCap 400 Swap Agreements	64%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	25%
Financials	16%
Information Technology	14%
Consumer Discretionary	10%
Health Care	10%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Illumina, Inc.	0.3%
Twilio, Inc. - Class A	0.3%
TechnipFMC PLC	0.3%
Curtiss-Wright Corp.	0.3%
Carpenter Technology Corp.	0.3%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap ProFund

Service Class MDPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Mid-Cap Value ProFund

Investor Class MLPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$195	1.78%

How did the Fund perform last year?

Mid-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 20.77% and a volatility of 14.78%. The Index performance was driven by rotation into cyclical and value-oriented mid-cap companies as market leadership broadened.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $22,829
S&P MidCap 400® Value Index $27,259
S&P Composite 1500® Index $39,492
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P MidCap 400® Value Index	S&P Composite 1500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,290	$11,491	$11,600
Jul18	$12,515	$12,927	$13,494
Jul19	$12,272	$12,896	$14,444
Jul20	$10,453	$11,169	$15,947
Jul21	$16,083	$17,518	$21,930
Jul22	$15,784	$17,509	$20,890
Jul23	$17,211	$19,427	$23,540
Jul24	$18,849	$21,636	$28,618
Jul25	$19,222	$22,571	$32,919
Jul26	$22,829	$27,259	$39,492

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	18.76%	7.26%	8.60%
S&P MidCap 400® Value Index	20.77%	9.25%	10.55%
S&P Composite 1500® Index	19.97%	12.48%	14.72%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$2,498,423
Number of Holdings*	297
Investment Advisory Fees	$0
Portfolio Turnover	2574%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	23%
Industrials	19%
Consumer Discretionary	13%
Real Estate	8%
Information Technology	8%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
US Foods Holding Corp.	1.3%
Reliance, Inc.	1.2%
TD SYNNEX Corp.	1.1%
Performance Food Group Co.	1.0%
Ovintiv, Inc.	1.0%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap Value ProFund

Investor Class MLPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Mid-Cap Value ProFund

Service Class MLPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$302	2.78%

How did the Fund perform last year?

Mid-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 20.77% and a volatility of 14.78%. The Index performance was driven by rotation into cyclical and value-oriented mid-cap companies as market leadership broadened.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $20,670
S&P MidCap 400® Value Index $27,259
S&P Composite 1500® Index $39,492
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P MidCap 400® Value Index	S&P Composite 1500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,178	$11,491	$11,600
Jul18	$12,266	$12,927	$13,494
Jul19	$11,911	$12,896	$14,444
Jul20	$10,044	$11,169	$15,947
Jul21	$15,302	$17,518	$21,930
Jul22	$14,868	$17,509	$20,890
Jul23	$16,052	$19,427	$23,540
Jul24	$17,404	$21,636	$28,618
Jul25	$17,576	$22,571	$32,919
Jul26	$20,670	$27,259	$39,492

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	17.60%	6.20%	7.53%
S&P MidCap 400® Value Index	20.77%	9.25%	10.55%
S&P Composite 1500® Index	19.97%	12.48%	14.72%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$2,498,423
Number of Holdings*	297
Investment Advisory Fees	$0
Portfolio Turnover	2574%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	23%
Industrials	19%
Consumer Discretionary	13%
Real Estate	8%
Information Technology	8%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
US Foods Holding Corp.	1.3%
Reliance, Inc.	1.2%
TD SYNNEX Corp.	1.1%
Performance Food Group Co.	1.0%
Ovintiv, Inc.	1.0%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap Value ProFund

Service Class MLPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Nasdaq-100 ProFund

Investor Class OTPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$154	1.40%

How did the Fund perform last year?

Nasdaq-100 ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 22.58% and a volatility of 19.30%. The Index performance was driven by strong AI and cloud-related earnings and investment, tempered late in the period by valuation concerns in technology.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $52,130
Nasdaq-100® Index $65,413
Nasdaq Composite Index $53,631
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul16	$10,000	$10,000	$10,000
Jul17	$12,336	$12,581	$12,441
Jul18	$15,038	$15,639	$15,194
Jul19	$16,189	$17,161	$16,371
Jul20	$22,150	$24,090	$21,738
Jul21	$29,919	$33,289	$29,896
Jul22	$25,372	$29,027	$25,426
Jul23	$30,364	$35,637	$29,701
Jul24	$36,835	$44,165	$36,718
Jul25	$43,402	$53,363	$44,375
Jul26	$52,130	$65,413	$53,631

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	20.11%	11.75%	17.95%
Nasdaq-100® Index	22.58%	14.47%	20.66%
Nasdaq Composite Index	20.86%	12.40%	18.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$97,945,919
Number of Holdings*	109
Net Investment Advisory Fees	$959,558
Portfolio Turnover	308%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	68%
Nasdaq-100 Index Swap Agreements	20%
E-mini Nasdaq-100 Index Futures Contracts	12%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	57%
Communication Services	14%
Consumer Discretionary	11%
Consumer Staples	7%
Health Care	4%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.5%
Apple, Inc.	5.1%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.3%
Micron Technology, Inc.	2.9%

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Nasdaq-100 ProFund

Investor Class OTPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Nasdaq-100 ProFund

Service Class OTPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$263	2.40%

How did the Fund perform last year?

Nasdaq-100 ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 22.58% and a volatility of 19.30%. The Index performance was driven by strong AI and cloud-related earnings and investment, tempered late in the period by valuation concerns in technology.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $47,135
Nasdaq-100® Index $65,413
Nasdaq Composite Index $53,631
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul16	$10,000	$10,000	$10,000
Jul17	$12,213	$12,581	$12,441
Jul18	$14,738	$15,639	$15,194
Jul19	$15,708	$17,161	$16,371
Jul20	$21,282	$24,090	$21,738
Jul21	$28,463	$33,289	$29,896
Jul22	$23,900	$29,027	$25,426
Jul23	$28,306	$35,637	$29,701
Jul24	$33,989	$44,165	$36,718
Jul25	$39,633	$53,363	$44,375
Jul26	$47,135	$65,413	$53,631

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	18.93%	10.61%	16.77%
Nasdaq-100® Index	22.58%	14.47%	20.66%
Nasdaq Composite Index	20.86%	12.40%	18.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$97,945,919
Number of Holdings*	109
Net Investment Advisory Fees	$959,558
Portfolio Turnover	308%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	68%
Nasdaq-100 Index Swap Agreements	20%
E-mini Nasdaq-100 Index Futures Contracts	12%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	57%
Communication Services	14%
Consumer Discretionary	11%
Consumer Staples	7%
Health Care	4%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.5%
Apple, Inc.	5.1%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.3%
Micron Technology, Inc.	2.9%

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Nasdaq-100 ProFund

Service Class OTPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Oil & Gas Equipment & Services UltraSector ProFund

Investor Class OEPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$233	1.53%

How did the Fund perform last year?

Oil & Gas Equipment & Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 69.67% and a volatility of 30.33%. The Index performance was driven by higher crude prices and increased expectations for energy investment amid Middle East supply risks.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $3,207
S&P Oil & Gas Equipment & Services Select Industry Index $7,311
S&P Total Market Index $38,765
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Oil & Gas Equipment & Services Select Industry Index	S&P Total Market Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,321	$8,739	$11,615
Jul18	$9,603	$9,910	$13,524
Jul19	$4,050	$5,421	$14,457
Jul20	$890	$2,055	$16,019
Jul21	$1,501	$3,253	$22,254
Jul22	$1,888	$3,960	$20,522
Jul23	$3,033	$5,894	$23,113
Jul24	$3,046	$6,219	$27,990
Jul25	$1,569	$4,309	$32,393
Jul26	$3,207	$7,311	$38,765

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	104.39%	16.40%	-10.75%
S&P Oil & Gas Equipment & Services Select Industry Index	69.67%	17.58%	-3.08%
S&P Total Market Index	19.67%	11.74%	14.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$11,164,137
Number of Holdings*	40
Net Investment Advisory Fees	$116,860
Portfolio Turnover	211%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	79%
S&P Oil & Gas Equipment & Services Select Sector Index Swap Agreements	71%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Oil & Gas Equipment & Services	75%
Oil & Gas Drilling	25%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Oceaneering International, Inc.	3.9%
Cactus, Inc. - Class A	3.6%
TechnipFMC PLC	3.3%
Tidewater, Inc.	3.3%
Select Energy Services, Inc. - Class A	3.2%

"Standard & Poor's®", "S&P®" and "S&P Oil & Gas Equipment & Services Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Oil & Gas Equipment & Services UltraSector ProFund

Investor Class OEPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Oil & Gas Equipment & Services UltraSector ProFund

Service Class OEPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$383	2.53%

How did the Fund perform last year?

Oil & Gas Equipment & Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 69.67% and a volatility of 30.33%. The Index performance was driven by higher crude prices and increased expectations for energy investment amid Middle East supply risks.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $2,900
S&P Oil & Gas Equipment & Services Select Industry Index $7,311
S&P Total Market Index $38,765
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Oil & Gas Equipment & Services Select Industry Index	S&P Total Market Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,229	$8,739	$11,615
Jul18	$9,412	$9,910	$13,524
Jul19	$3,928	$5,421	$14,457
Jul20	$853	$2,055	$16,019
Jul21	$1,426	$3,253	$22,254
Jul22	$1,776	$3,960	$20,522
Jul23	$2,825	$5,894	$23,113
Jul24	$2,809	$6,219	$27,990
Jul25	$1,432	$4,309	$32,393
Jul26	$2,900	$7,311	$38,765

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	102.50%	15.25%	-11.64%
S&P Oil & Gas Equipment & Services Select Industry Index	69.67%	17.58%	-3.08%
S&P Total Market Index	19.67%	11.74%	14.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$11,164,137
Number of Holdings*	40
Net Investment Advisory Fees	$116,860
Portfolio Turnover	211%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	79%
S&P Oil & Gas Equipment & Services Select Sector Index Swap Agreements	71%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Oil & Gas Equipment & Services	75%
Oil & Gas Drilling	25%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Oceaneering International, Inc.	3.9%
Cactus, Inc. - Class A	3.6%
TechnipFMC PLC	3.3%
Tidewater, Inc.	3.3%
Select Energy Services, Inc. - Class A	3.2%

"Standard & Poor's®", "S&P®" and "S&P Oil & Gas Equipment & Services Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Oil & Gas Equipment & Services UltraSector ProFund

Service Class OEPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Pharmaceuticals UltraSector ProFund

Investor Class PHPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$268	1.78%

How did the Fund perform last year?

Pharmaceuticals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Pharmaceuticals Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 65.86% and a volatility of 22.21%. The Index performance was driven by strong drug innovation, obesity-treatment growth, and increased M&A interest across biopharma.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $19,800
S&P Pharmaceuticals Select Industry Index $16,242
S&P Total Market Index $38,765
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Pharmaceuticals Select Industry Index	S&P Total Market Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,768	$9,457	$11,615
Jul18	$10,440	$10,261	$13,524
Jul19	$8,593	$8,455	$14,457
Jul20	$9,500	$9,573	$16,019
Jul21	$12,705	$11,404	$22,254
Jul22	$12,487	$9,817	$20,522
Jul23	$11,713	$10,127	$23,113
Jul24	$11,130	$10,170	$27,990
Jul25	$9,872	$9,793	$32,393
Jul26	$19,800	$16,242	$38,765

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	100.56%	9.28%	7.07%
S&P Pharmaceuticals Select Industry Index	65.86%	7.33%	4.97%
S&P Total Market Index	19.67%	11.74%	14.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$8,551,923
Number of Holdings*	70
Net Investment Advisory Fees	$22,030
Portfolio Turnover	373%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	71%
S&P Pharmaceuticals Select Industry Index Swap Agreements	80%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Pharmaceuticals	100%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Crinetics Pharmaceuticals, Inc.	2.6%
MBX Biosciences, Inc.	2.3%
AtaiBeckley, Inc.	2.0%
Definium Therapeutics, Inc.	2.0%
Amylyx Pharmaceuticals, Inc.	1.6%

"Standard & Poor's®", "S&P®" and "S&P Pharmaceuticals Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Pharmaceuticals UltraSector ProFund

Investor Class PHPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Pharmaceuticals UltraSector ProFund

Service Class PHPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$415	2.78%

How did the Fund perform last year?

Pharmaceuticals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Pharmaceuticals Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 65.86% and a volatility of 22.21%. The Index performance was driven by strong drug innovation, obesity-treatment growth, and increased M&A interest across biopharma.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $17,933
S&P Pharmaceuticals Select Industry Index $16,242
S&P Total Market Index $38,765
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Pharmaceuticals Select Industry Index	S&P Total Market Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,667	$9,457	$11,615
Jul18	$10,232	$10,261	$13,524
Jul19	$8,336	$8,455	$14,457
Jul20	$9,127	$9,573	$16,019
Jul21	$12,085	$11,404	$22,254
Jul22	$11,759	$9,817	$20,522
Jul23	$10,926	$10,127	$23,113
Jul24	$10,274	$10,170	$27,990
Jul25	$9,027	$9,793	$32,393
Jul26	$17,933	$16,242	$38,765

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	98.65%	8.21%	6.01%
S&P Pharmaceuticals Select Industry Index	65.86%	7.33%	4.97%
S&P Total Market Index	19.67%	11.74%	14.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$8,551,923
Number of Holdings*	70
Net Investment Advisory Fees	$22,030
Portfolio Turnover	373%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	71%
S&P Pharmaceuticals Select Industry Index Swap Agreements	80%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Pharmaceuticals	100%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Crinetics Pharmaceuticals, Inc.	2.6%
MBX Biosciences, Inc.	2.3%
AtaiBeckley, Inc.	2.0%
Definium Therapeutics, Inc.	2.0%
Amylyx Pharmaceuticals, Inc.	1.6%

"Standard & Poor's®", "S&P®" and "S&P Pharmaceuticals Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Pharmaceuticals UltraSector ProFund

Service Class PHPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Precious Metals UltraSector ProFund

Investor Class PMPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.37%

How did the Fund perform last year?

Precious Metals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Precious MetalsSM Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 43.99% and a volatility of 47.80%. The Index performance was driven by elevated geopolitical uncertainty, strong central-bank demand, and continued investor demand for precious metals.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $20,582
Dow Jones Precious Metals℠ Index $27,985
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Dow Jones Precious Metals℠ Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$6,043	$7,538	$11,604
Jul18	$4,970	$6,824	$13,489
Jul19	$6,337	$8,358	$14,566
Jul20	$13,832	$15,101	$16,308
Jul21	$10,088	$12,809	$22,251
Jul22	$6,206	$9,709	$21,219
Jul23	$7,255	$11,428	$23,980
Jul24	$8,965	$13,921	$29,292
Jul25	$13,504	$19,435	$34,076
Jul26	$20,582	$27,985	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	52.42%	15.33%	7.49%
Dow Jones Precious Metals℠ Index	43.99%	16.92%	10.84%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$56,451,977
Number of Holdings*	51
Net Investment Advisory Fees	$718,153
Portfolio Turnover	166%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
Dow Jones Precious Metals Index Swap Agreements	72%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Gold	95%
Silver	4%
Precious Metals & Minerals	1%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Newmont Corp.	13.2%
Agnico Eagle Mines, Ltd.	9.8%
Barrick Mining Corp.	8.1%
Wheaton Precious Metals Corp.	6.6%
Franco-Nevada Corp.	5.4%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Precious Metals Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Precious Metals UltraSector ProFund

Investor Class PMPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Precious Metals UltraSector ProFund

Service Class PMPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$297	2.37%

How did the Fund perform last year?

Precious Metals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Precious MetalsSM Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 43.99% and a volatility of 47.80%. The Index performance was driven by elevated geopolitical uncertainty, strong central-bank demand, and continued investor demand for precious metals.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $18,625
Dow Jones Precious Metals℠ Index $27,985
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Dow Jones Precious Metals℠ Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$5,984	$7,538	$11,604
Jul18	$4,873	$6,824	$13,489
Jul19	$6,149	$8,358	$14,566
Jul20	$13,288	$15,101	$16,308
Jul21	$9,594	$12,809	$22,251
Jul22	$5,844	$9,709	$21,219
Jul23	$6,762	$11,428	$23,980
Jul24	$8,274	$13,921	$29,292
Jul25	$12,343	$19,435	$34,076
Jul26	$18,625	$27,985	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	50.89%	14.19%	6.42%
Dow Jones Precious Metals℠ Index	43.99%	16.92%	10.84%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$56,451,977
Number of Holdings*	51
Net Investment Advisory Fees	$718,153
Portfolio Turnover	166%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
Dow Jones Precious Metals Index Swap Agreements	72%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Gold	95%
Silver	4%
Precious Metals & Minerals	1%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Newmont Corp.	13.2%
Agnico Eagle Mines, Ltd.	9.8%
Barrick Mining Corp.	8.1%
Wheaton Precious Metals Corp.	6.6%
Franco-Nevada Corp.	5.4%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Precious Metals Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Precious Metals UltraSector ProFund

Service Class PMPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Real Estate UltraSector ProFund

Investor Class REPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$189	1.78%

How did the Fund perform last year?

Real Estate UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 12.61% and a volatility of 14.26%. The Index performance was driven by improving REIT fundamentals and strong property-sector gains despite elevated long-term interest rates.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $13,073
S&P Real Estate Select Sector Index $18,516
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Real Estate Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,523	$9,792	$11,604
Jul18	$9,839	$10,273	$13,489
Jul19	$11,462	$12,077	$14,566
Jul20	$9,681	$12,096	$16,308
Jul21	$14,447	$16,064	$22,251
Jul22	$13,148	$15,801	$21,219
Jul23	$10,480	$14,132	$23,980
Jul24	$11,655	$15,803	$29,292
Jul25	$11,622	$16,443	$34,076
Jul26	$13,073	$18,516	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	12.48%	-1.98%	2.72%
S&P Real Estate Select Sector Index	12.61%	2.88%	6.35%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$3,275,191
Number of Holdings*	37
Net Investment Advisory Fees	$0
Portfolio Turnover	3920%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	75%
S&P Real Estate Select Sector Index Swap Agreements	75%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Specialized REITs	39%
Health Care REITs	18%
Retail REITs	14%
Residential REITs	12%
Industrial REITs	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Welltower, Inc.	8.4%
Prologis, Inc.	6.8%
Equinix, Inc.	5.1%
American Tower Corp. - Class A	4.1%
Simon Property Group, Inc.	3.8%

"Standard & Poor's®", "S&P®" and "S&P Real Estate Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Real Estate UltraSector ProFund

Investor Class REPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Real Estate UltraSector ProFund

Service Class REPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$294	2.78%

How did the Fund perform last year?

Real Estate UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 12.61% and a volatility of 14.26%. The Index performance was driven by improving REIT fundamentals and strong property-sector gains despite elevated long-term interest rates.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $11,842
S&P Real Estate Select Sector Index $18,516
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Real Estate Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,432	$9,792	$11,604
Jul18	$9,649	$10,273	$13,489
Jul19	$11,130	$12,077	$14,566
Jul20	$9,306	$12,096	$16,308
Jul21	$13,751	$16,064	$22,251
Jul22	$12,391	$15,801	$21,219
Jul23	$9,780	$14,132	$23,980
Jul24	$10,767	$15,803	$29,292
Jul25	$10,633	$16,443	$34,076
Jul26	$11,842	$18,516	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	11.37%	-2.95%	1.70%
S&P Real Estate Select Sector Index	12.61%	2.88%	6.35%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$3,275,191
Number of Holdings*	37
Net Investment Advisory Fees	$0
Portfolio Turnover	3920%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	75%
S&P Real Estate Select Sector Index Swap Agreements	75%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Specialized REITs	39%
Health Care REITs	18%
Retail REITs	14%
Residential REITs	12%
Industrial REITs	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Welltower, Inc.	8.4%
Prologis, Inc.	6.8%
Equinix, Inc.	5.1%
American Tower Corp. - Class A	4.1%
Simon Property Group, Inc.	3.8%

"Standard & Poor's®", "S&P®" and "S&P Real Estate Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Real Estate UltraSector ProFund

Service Class REPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Rising Rates Opportunity 10 ProFund

Investor Class RTPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.78%

How did the Fund perform last year?

Rising Rates Opportunity 10 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the most recently issued 10-Year U.S. Treasury Note (the “Note”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note. For the same period, the Note, as measured by the S&P U.S. Treasury Bond Current 10-Year Index, had a total return of 1.77% and a volatility of 5.02%. The Index performance was driven by elevated inflation and higher-for-longer rate expectations that pushed intermediate Treasury yields higher.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $12,171
S&P U.S. Treasury Bond Current 10-Year Total Return Index $9,837
Bloomberg U.S. Aggregate Bond Index $11,431
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P U.S. Treasury Bond Current 10-Year Total Return Index	Bloomberg U.S. Aggregate Bond Index
Jul16	$10,000	$10,000	$10,000
Jul17	$10,456	$9,429	$9,949
Jul18	$10,834	$9,092	$9,869
Jul19	$9,923	$10,101	$10,666
Jul20	$8,473	$11,671	$11,746
Jul21	$8,684	$11,095	$11,664
Jul22	$9,481	$9,951	$10,600
Jul23	$10,735	$9,225	$10,243
Jul24	$11,266	$9,504	$10,766
Jul25	$11,790	$9,666	$11,130
Jul26	$12,171	$9,837	$11,431

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	3.23%	6.98%	1.98%
S&P U.S. Treasury Bond Current 10-Year Total Return Index	1.77%	-2.38%	-0.16%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$547,506
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
10-Year U.S. Treasury Note, 4.38%, due 5/15/36 Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Investor Class RTPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Rising Rates Opportunity 10 ProFund

Service Class RTPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$281	2.78%

How did the Fund perform last year?

Rising Rates Opportunity 10 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the most recently issued 10-Year U.S. Treasury Note (the “Note”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note. For the same period, the Note, as measured by the S&P U.S. Treasury Bond Current 10-Year Index, had a total return of 1.77% and a volatility of 5.02%. The Index performance was driven by elevated inflation and higher-for-longer rate expectations that pushed intermediate Treasury yields higher.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $11,023
S&P U.S. Treasury Bond Current 10-Year Total Return Index $9,837
Bloomberg U.S. Aggregate Bond Index $11,431
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P U.S. Treasury Bond Current 10-Year Total Return Index	Bloomberg U.S. Aggregate Bond Index
Jul16	$10,000	$10,000	$10,000
Jul17	$10,357	$9,429	$9,949
Jul18	$10,620	$9,092	$9,869
Jul19	$9,636	$10,101	$10,666
Jul20	$8,149	$11,671	$11,746
Jul21	$8,265	$11,095	$11,664
Jul22	$8,936	$9,951	$10,600
Jul23	$10,015	$9,225	$10,243
Jul24	$10,408	$9,504	$10,766
Jul25	$10,787	$9,666	$11,130
Jul26	$11,023	$9,837	$11,431

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	2.18%	5.93%	0.98%
S&P U.S. Treasury Bond Current 10-Year Total Return Index	1.77%	-2.38%	-0.16%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$547,506
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
10-Year U.S. Treasury Note, 4.38%, due 5/15/36 Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Service Class RTPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Rising Rates Opportunity ProFund

Investor Class RRPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$179	1.73%

How did the Fund perform last year?

Rising Rates Opportunity ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30-Year Index, had a total return of -0.83% and a volatility of 8.89%. The Index performance was driven by rising long-term Treasury yields amid persistent inflation, fiscal concerns, and higher term premiums.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $14,175
S&P U.S. Treasury Bond Current 30-Year Total Retun Index $7,316
Bloomberg U.S. Aggregate Bond Index $11,431
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P U.S. Treasury Bond Current 30-Year Total Retun Index	Bloomberg U.S. Aggregate Bond Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,419	$8,790	$9,949
Jul18	$11,491	$8,705	$9,869
Jul19	$9,815	$9,989	$10,666
Jul20	$6,105	$13,665	$11,746
Jul21	$7,060	$11,634	$11,664
Jul22	$8,802	$9,213	$10,600
Jul23	$10,886	$7,892	$10,243
Jul24	$11,854	$7,743	$10,766
Jul25	$13,278	$7,378	$11,130
Jul26	$14,175	$7,316	$11,431

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	6.76%	14.96%	3.55%
S&P U.S. Treasury Bond Current 30-Year Total Retun Index	-0.83%	-8.86%	-3.08%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$8,309,577
Number of Holdings*	6
Net Investment Advisory Fees	$52,477
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 5.00%, due 5/15/56 Swap Agreements	(125)%
Total	(125)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Investor Class RRPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Rising Rates Opportunity ProFund

Service Class RRPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$281	2.73%

How did the Fund perform last year?

Rising Rates Opportunity ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30-Year Index, had a total return of -0.83% and a volatility of 8.89%. The Index performance was driven by rising long-term Treasury yields amid persistent inflation, fiscal concerns, and higher term premiums.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $12,848
S&P U.S. Treasury Bond Current 30-Year Total Retun Index $7,316
Bloomberg U.S. Aggregate Bond Index $11,431
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P U.S. Treasury Bond Current 30-Year Total Retun Index	Bloomberg U.S. Aggregate Bond Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,317	$8,790	$9,949
Jul18	$11,277	$8,705	$9,869
Jul19	$9,533	$9,989	$10,666
Jul20	$5,871	$13,665	$11,746
Jul21	$6,723	$11,634	$11,664
Jul22	$8,301	$9,213	$10,600
Jul23	$10,161	$7,892	$10,243
Jul24	$10,959	$7,743	$10,766
Jul25	$12,157	$7,378	$11,130
Jul26	$12,848	$7,316	$11,431

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	5.68%	13.83%	2.54%
S&P U.S. Treasury Bond Current 30-Year Total Retun Index	-0.83%	-8.86%	-3.08%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$8,309,577
Number of Holdings*	6
Net Investment Advisory Fees	$52,477
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 5.00%, due 5/15/56 Swap Agreements	(125)%
Total	(125)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Service Class RRPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Rising U.S. Dollar ProFund

Investor Class RDPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.78%

How did the Fund perform last year?

Rising U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of -0.08% and a volatility of 5.38%. The Index performance was driven by shifting U.S. rate expectations and periods of softer dollar demand as investors diversified toward non-U.S. assets.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $12,021
ICE® U.S. Dollar Index $10,454
Bloomberg U.S. Aggregate Bond Index $11,431
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	ICE® U.S. Dollar Index	Bloomberg U.S. Aggregate Bond Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,665	$9,715	$9,949
Jul18	$9,911	$9,894	$9,869
Jul19	$10,590	$10,316	$10,666
Jul20	$10,044	$9,778	$11,746
Jul21	$9,746	$9,636	$11,664
Jul22	$10,998	$11,074	$10,600
Jul23	$10,941	$10,659	$10,243
Jul24	$11,694	$10,885	$10,766
Jul25	$11,666	$10,462	$11,130
Jul26	$12,021	$10,454	$11,431

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	3.05%	4.29%	1.86%
ICE® U.S. Dollar Index	-0.08%	1.64%	0.45%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$10,513,817
Number of Holdings*	6
Net Investment Advisory Fees	$47,650
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its afﬁliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general ﬁnancial market performance.

Rising U.S. Dollar ProFund

Investor Class RDPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Rising U.S. Dollar ProFund

Service Class RDPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$281	2.78%

How did the Fund perform last year?

Rising U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of -0.08% and a volatility of 5.38%. The Index performance was driven by shifting U.S. rate expectations and periods of softer dollar demand as investors diversified toward non-U.S. assets.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $10,886
ICE® U.S. Dollar Index $10,454
Bloomberg U.S. Aggregate Bond Index $11,431
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	ICE® U.S. Dollar Index	Bloomberg U.S. Aggregate Bond Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,565	$9,715	$9,949
Jul18	$9,720	$9,894	$9,869
Jul19	$10,281	$10,316	$10,666
Jul20	$9,657	$9,778	$11,746
Jul21	$9,278	$9,636	$11,664
Jul22	$10,363	$11,074	$10,600
Jul23	$10,202	$10,659	$10,243
Jul24	$10,805	$10,885	$10,766
Jul25	$10,676	$10,462	$11,130
Jul26	$10,886	$10,454	$11,431

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	1.97%	3.25%	0.85%
ICE® U.S. Dollar Index	-0.08%	1.64%	0.45%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$10,513,817
Number of Holdings*	6
Net Investment Advisory Fees	$47,650
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its afﬁliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general ﬁnancial market performance.

Rising U.S. Dollar ProFund

Service Class RDPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Semiconductor UltraSector ProFund

Investor Class SMPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$177	1.32%

How did the Fund perform last year?

Semiconductor UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. SemiconductorSM Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 50.18% and a volatility of 37.41%. The Index performance was driven by robust AI infrastructure spending and strong demand for semiconductors.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $409,453
Dow Jones U.S. Semiconductors℠ Index $201,387
S&P 500® Index $40,742
$500,000
$400,000
$300,000
$200,000
$100,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Dow Jones U.S. Semiconductors℠ Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$14,664	$13,206	$11,604
Jul18	$20,573	$17,092	$13,489
Jul19	$21,714	$18,477	$14,566
Jul20	$30,893	$25,086	$16,308
Jul21	$57,352	$39,335	$22,251
Jul22	$47,068	$36,424	$21,219
Jul23	$81,107	$55,601	$23,980
Jul24	$173,117	$98,194	$29,292
Jul25	$243,846	$134,096	$34,076
Jul26	$409,453	$201,387	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	67.91%	48.16%	44.95%
Dow Jones U.S. Semiconductors℠ Index	50.18%	38.63%	35.02%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$663,153,927
Number of Holdings*	42
Net Investment Advisory Fees	$4,288,776
Portfolio Turnover	174%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	56%
Dow Jones U.S. Semiconductors Index Swap Agreements	93%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Semiconductors & Semiconductor Equipment	100%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	24.7%
Broadcom, Inc.	9.3%
Micron Technology, Inc.	4.7%
Advanced Micro Devices, Inc.	3.9%
Intel Corp.	2.2%

"The Dow 30 " and "Dow Jones U.S. SemiconductorsSM Index" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones U.S. SemiconductorsSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Semiconductor UltraSector ProFund

Investor Class SMPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Semiconductor UltraSector ProFund

Service Class SMPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$309	2.32%

How did the Fund perform last year?

Semiconductor UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. SemiconductorSM Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 50.18% and a volatility of 37.41%. The Index performance was driven by robust AI infrastructure spending and strong demand for semiconductors.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $370,354
Dow Jones U.S. Semiconductors℠ Index $201,387
S&P 500® Index $40,742
$400,000
$300,000
$200,000
$100,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Dow Jones U.S. Semiconductors℠ Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$14,517	$13,206	$11,604
Jul18	$20,165	$17,092	$13,489
Jul19	$21,070	$18,477	$14,566
Jul20	$29,669	$25,086	$16,308
Jul21	$54,534	$39,335	$22,251
Jul22	$44,305	$36,424	$21,219
Jul23	$75,593	$55,601	$23,980
Jul24	$159,730	$98,194	$29,292
Jul25	$222,771	$134,096	$34,076
Jul26	$370,354	$201,387	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	66.25%	46.69%	43.50%
Dow Jones U.S. Semiconductors℠ Index	50.18%	38.63%	35.02%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$663,153,927
Number of Holdings*	42
Net Investment Advisory Fees	$4,288,776
Portfolio Turnover	174%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	56%
Dow Jones U.S. Semiconductors Index Swap Agreements	93%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Semiconductors & Semiconductor Equipment	100%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	24.7%
Broadcom, Inc.	9.3%
Micron Technology, Inc.	4.7%
Advanced Micro Devices, Inc.	3.9%
Intel Corp.	2.2%

"The Dow 30 " and "Dow Jones U.S. SemiconductorsSM Index" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones U.S. SemiconductorsSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Semiconductor UltraSector ProFund

Service Class SMPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Bitcoin ProFund

Investor Class BITIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Short Bitcoin ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$152	1.16%

How did the Fund perform last year?

Short Bitcoin ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Bitcoin Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had a total return of 62.33%. For the same period, the Index had a total return of -46.13%. The Index performance was driven by fading rate-cut expectations and a broad de-risking from crypto following bitcoin’s 2025 peak.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: June 21, 2022 through July 31, 2026

Fund $1,409
Bloomberg Bitcoin Index $30,058
S&P 500® Index $21,094
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Bloomberg Bitcoin Index	S&P 500® Index
Jun22	$10,000	$10,000	$10,000
Jul22	$8,264	$11,404	$10,986
Jul23	$4,816	$13,936	$12,416
Jul24	$1,853	$31,199	$15,166
Jul25	$868	$55,799	$17,643
Jul26	$1,409	$30,058	$21,094

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	Since Inception
Fund NAV	62.33%	-37.92%
Bloomberg Bitcoin Index	-46.13%	30.71%
S&P 500® Index	19.56%	19.92%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$3,156,408
Number of Holdings*	3
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
CME Bitcoin Futures Contracts	(90)%
CME Micro Bitcoin Futures Contracts	(10)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Bitcoin ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

Bloomberg is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Short Bitcoin ProFund

Investor Class BITIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Energy ProFund

Investor Class SNPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.78%

How did the Fund perform last year?

Short Energy ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Energy Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 40.93% and a volatility of 21.03%. The Index performance was driven by higher oil prices and supply-risk premiums stemming from escalating Middle East tensions.

 Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $2,164
S&P Energy Select Sector Index $26,731
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Energy Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,675	$10,137	$11,604
Jul18	$7,825	$12,150	$13,489
Jul19	$9,351	$10,210	$14,566
Jul20	$11,192	$6,370	$16,308
Jul21	$6,572	$9,199	$22,251
Jul22	$3,518	$15,306	$21,219
Jul23	$2,994	$17,793	$23,980
Jul24	$2,867	$19,613	$29,292
Jul25	$3,003	$18,968	$34,076
Jul26	$2,164	$26,731	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-27.93%	-19.92%	-14.19%
S&P Energy Select Sector Index	40.93%	23.78%	10.33%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$842,637
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Energy Select Sector Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	10%
Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Energy Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Short Energy ProFund

Investor Class SNPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Energy ProFund

Service Class SNPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$217	2.53%

How did the Fund perform last year?

Short Energy ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Energy Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 40.93% and a volatility of 21.03%. The Index performance was driven by higher oil prices and supply-risk premiums stemming from escalating Middle East tensions.

 Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $1,989
S&P Energy Select Sector Index $26,731
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Energy Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,579	$10,137	$11,604
Jul18	$7,668	$12,150	$13,489
Jul19	$9,078	$10,210	$14,566
Jul20	$10,770	$6,370	$16,308
Jul21	$6,266	$9,199	$22,251
Jul22	$3,323	$15,306	$21,219
Jul23	$2,798	$17,793	$23,980
Jul24	$2,651	$19,613	$29,292
Jul25	$2,776	$18,968	$34,076
Jul26	$1,989	$26,731	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-28.37%	-20.51%	-14.92%
S&P Energy Select Sector Index	40.93%	23.78%	10.33%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$842,637
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Energy Select Sector Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	10%
Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Energy Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Short Energy ProFund

Service Class SNPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Nasdaq-100 ProFund

Investor Class SOPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$163	1.78%

How did the Fund perform last year?

Short Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 22.58% and a volatility of 19.30%. The Index performance was driven by strong AI and cloud-related earnings and investment, tempered late in the period by valuation concerns in technology.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $1,231
Nasdaq-100® Index $65,413
Nasdaq Composite Index $53,631
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul16	$10,000	$10,000	$10,000
Jul17	$7,835	$12,581	$12,441
Jul18	$6,216	$15,639	$15,194
Jul19	$5,570	$17,161	$16,371
Jul20	$3,491	$24,090	$21,738
Jul21	$2,387	$33,289	$29,896
Jul22	$2,474	$29,027	$25,426
Jul23	$2,028	$35,637	$29,701
Jul24	$1,736	$44,165	$36,718
Jul25	$1,472	$53,363	$44,375
Jul26	$1,231	$65,413	$53,631

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-16.38%	-12.41%	-18.90%
Nasdaq-100® Index	22.58%	14.47%	20.66%
Nasdaq Composite Index	20.86%	12.40%	18.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$3,353,365
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	57%
Communication Services	14%
Consumer Discretionary	11%
Consumer Staples	7%
Health Care	4%
Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Short Nasdaq-100 ProFund

Investor Class SOPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Nasdaq-100 ProFund

Service Class SOPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$254	2.78%

How did the Fund perform last year?

Short Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 22.58% and a volatility of 19.30%. The Index performance was driven by strong AI and cloud-related earnings and investment, tempered late in the period by valuation concerns in technology.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $1,116
Nasdaq-100® Index $65,413
Nasdaq Composite Index $53,631
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul16	$10,000	$10,000	$10,000
Jul17	$7,760	$12,581	$12,441
Jul18	$6,095	$15,639	$15,194
Jul19	$5,413	$17,161	$16,371
Jul20	$3,360	$24,090	$21,738
Jul21	$2,276	$33,289	$29,896
Jul22	$2,328	$29,027	$25,426
Jul23	$1,892	$35,637	$29,701
Jul24	$1,604	$44,165	$36,718
Jul25	$1,348	$53,363	$44,375
Jul26	$1,116	$65,413	$53,631

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-17.21%	-13.29%	-19.69%
Nasdaq-100® Index	22.58%	14.47%	20.66%
Nasdaq Composite Index	20.86%	12.40%	18.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$3,353,365
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	57%
Communication Services	14%
Consumer Discretionary	11%
Consumer Staples	7%
Health Care	4%
Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Short Nasdaq-100 ProFund

Service Class SOPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Precious Metals ProFund

Investor Class SPPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$142	1.78%

How did the Fund perform last year?

Short Precious Metals ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious MetalsSM Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 43.99% and a volatility of 47.80%. The Index performance was driven by elevated geopolitical uncertainty, strong central-bank demand, and continued investor demand for precious metals.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $1,345
Dow Jones Precious Metals℠ Index $27,985
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Dow Jones Precious Metals℠ Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,457	$7,538	$11,604
Jul18	$12,190	$6,824	$13,489
Jul19	$9,358	$8,358	$14,566
Jul20	$4,171	$15,101	$16,308
Jul21	$4,257	$12,809	$22,251
Jul22	$5,009	$9,709	$21,219
Jul23	$4,030	$11,428	$23,980
Jul24	$3,318	$13,921	$29,292
Jul25	$2,274	$19,435	$34,076
Jul26	$1,345	$27,985	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-40.86%	-20.58%	-18.18%
Dow Jones Precious Metals℠ Index	43.99%	16.92%	10.84%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$15,792,214
Number of Holdings*	6
Investment Advisory Fees	$98,420
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Dow Jones Precious Metals Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Gold	95%
Silver	4%
Precious Metals & Minerals	1%
Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Precious Metals Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Short Precious Metals ProFund

Investor Class SPPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Precious Metals ProFund

Service Class SPPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$220	2.78%

How did the Fund perform last year?

Short Precious Metals ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious MetalsSM Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 43.99% and a volatility of 47.80%. The Index performance was driven by elevated geopolitical uncertainty, strong central-bank demand, and continued investor demand for precious metals.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $1,219
Dow Jones Precious Metals℠ Index $27,985
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Dow Jones Precious Metals℠ Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,345	$7,538	$11,604
Jul18	$11,953	$6,824	$13,489
Jul19	$9,084	$8,358	$14,566
Jul20	$4,011	$15,101	$16,308
Jul21	$4,044	$12,809	$22,251
Jul22	$4,706	$9,709	$21,219
Jul23	$3,758	$11,428	$23,980
Jul24	$3,067	$13,921	$29,292
Jul25	$2,083	$19,435	$34,076
Jul26	$1,219	$27,985	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-41.48%	-21.32%	-18.98%
Dow Jones Precious Metals℠ Index	43.99%	16.92%	10.84%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$15,792,214
Number of Holdings*	6
Investment Advisory Fees	$98,420
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Dow Jones Precious Metals Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Gold	95%
Silver	4%
Precious Metals & Minerals	1%
Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Precious Metals Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Short Precious Metals ProFund

Service Class SPPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Real Estate ProFund

Investor Class SRPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.78%

How did the Fund perform last year?

Short Real Estate ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 12.61% and a volatility of 14.26%. The Index performance was driven by improving REIT fundamentals and strong property-sector gains despite elevated long-term interest rates.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $5,084
S&P Real Estate Select Sector Index $18,516
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Real Estate Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,847	$9,792	$11,604
Jul18	$9,324	$10,273	$13,489
Jul19	$8,226	$12,077	$14,566
Jul20	$7,307	$12,096	$16,308
Jul21	$5,227	$16,064	$22,251
Jul22	$5,169	$15,801	$21,219
Jul23	$5,833	$14,132	$23,980
Jul24	$5,500	$15,803	$29,292
Jul25	$5,501	$16,443	$34,076
Jul26	$5,084	$18,516	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-7.58%	-0.55%	-6.54%
S&P Real Estate Select Sector Index	12.61%	2.88%	6.35%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$698,804
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Specialized REITs	39%
Health Care REITs	18%
Retail REITs	14%
Residential REITs	12%
Industrial REITs	9%
Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Real Estate Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Short Real Estate ProFund

Investor Class SRPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Real Estate ProFund

Service Class SRPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$261	2.78%

How did the Fund perform last year?

Short Real Estate ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 12.61% and a volatility of 14.26%. The Index performance was driven by improving REIT fundamentals and strong property-sector gains despite elevated long-term interest rates.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $4,385
S&P Real Estate Select Sector Index $18,516
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Real Estate Select Sector Index	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$9,744	$9,792	$11,604
Jul18	$9,135	$10,273	$13,489
Jul19	$7,986	$12,077	$14,566
Jul20	$7,024	$12,096	$16,308
Jul21	$4,976	$16,064	$22,251
Jul22	$4,865	$15,801	$21,219
Jul23	$5,433	$14,132	$23,980
Jul24	$5,072	$15,803	$29,292
Jul25	$4,982	$16,443	$34,076
Jul26	$4,385	$18,516	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-11.98%	-2.50%	-7.91%
S&P Real Estate Select Sector Index	12.61%	2.88%	6.35%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$698,804
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Specialized REITs	39%
Health Care REITs	18%
Retail REITs	14%
Residential REITs	12%
Industrial REITs	9%
Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Real Estate Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Short Real Estate ProFund

Service Class SRPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Small-Cap ProFund

Investor Class SHPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$157	1.78%

How did the Fund perform last year?

Short Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 34.18% and a volatility of 19.27%. The Index performance was driven by a sustained rotation into small caps, broad industry participation, and improving earnings expectations.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $2,616
Russell 2000® Index $27,483
Russell 3000® Index $38,932
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Russell 2000® Index	Russell 3000® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$8,159	$11,845	$11,613
Jul18	$6,766	$14,064	$13,517
Jul19	$6,990	$13,443	$14,470
Jul20	$6,145	$12,826	$16,052
Jul21	$3,735	$19,491	$22,268
Jul22	$3,988	$16,705	$20,631
Jul23	$3,712	$18,027	$23,240
Jul24	$3,361	$20,596	$28,138
Jul25	$3,436	$20,481	$32,551
Jul26	$2,616	$27,483	$38,932

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-23.88%	-6.88%	-12.55%
Russell 2000® Index	34.18%	7.11%	10.64%
Russell 3000® Index	19.60%	11.82%	14.56%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$735,184
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Health Care	20%
Financials	20%
Industrials	14%
Information Technology	13%
Consumer Discretionary	9%
Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Short Small-Cap ProFund

Investor Class SHPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Small-Cap ProFund

Service Class SHPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$244	2.78%

How did the Fund perform last year?

Short Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 34.18% and a volatility of 19.27%. The Index performance was driven by a sustained rotation into small caps, broad industry participation, and improving earnings expectations.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $2,380
Russell 2000® Index $27,483
Russell 3000® Index $38,932
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Russell 2000® Index	Russell 3000® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$8,079	$11,845	$11,613
Jul18	$6,631	$14,064	$13,517
Jul19	$6,781	$13,443	$14,470
Jul20	$5,899	$12,826	$16,052
Jul21	$3,547	$19,491	$22,268
Jul22	$3,741	$16,705	$20,631
Jul23	$3,455	$18,027	$23,240
Jul24	$3,096	$20,596	$28,138
Jul25	$3,156	$20,481	$32,551
Jul26	$2,380	$27,483	$38,932

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-24.59%	-7.67%	-13.37%
Russell 2000® Index	34.18%	7.11%	10.64%
Russell 3000® Index	19.60%	11.82%	14.56%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$735,184
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Health Care	20%
Financials	20%
Industrials	14%
Information Technology	13%
Consumer Discretionary	9%
Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Short Small-Cap ProFund

Service Class SHPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Small-Cap Growth ProFund

Investor Class SGPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$203	1.78%

How did the Fund perform last year?

Small-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Growth Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 30.44% and a volatility of 17.73%. The Index performance was driven by a strong small-cap rotation and expanding AI-related opportunities beyond mega-cap technology.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $23,963
S&P SmallCap 600® Growth Index $28,724
S&P Composite 1500® Index $39,492
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P SmallCap 600® Growth Index	S&P Composite 1500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,648	$11,849	$11,600
Jul18	$14,356	$14,874	$13,494
Jul19	$13,418	$14,159	$14,444
Jul20	$12,961	$13,935	$15,947
Jul21	$19,007	$20,778	$21,930
Jul22	$16,721	$18,661	$20,890
Jul23	$17,119	$19,421	$23,540
Jul24	$19,902	$22,974	$28,618
Jul25	$18,724	$22,022	$32,919
Jul26	$23,963	$28,724	$39,492

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	27.98%	4.74%	9.13%
S&P SmallCap 600® Growth Index	30.44%	6.69%	11.13%
S&P Composite 1500® Index	19.97%	12.48%	14.72%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$8,522,942
Number of Holdings*	354
Net Investment Advisory Fees	$14,870
Portfolio Turnover	540%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	22%
Financials	16%
Health Care	15%
Information Technology	14%
Consumer Discretionary	12%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Corcept Therapeutics, Inc.	1.2%
Viasat, Inc.	1.2%
Brinker International, Inc.	1.0%
Ryman Hospitality Properties, Inc.	1.0%
FormFactor, Inc.	0.9%

"Standard & Poor's®", "S&P®", and "S&P SmallCap 600 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Small-Cap Growth ProFund

Investor Class SGPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Small-Cap Growth ProFund

Service Class SGPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$315	2.78%

How did the Fund perform last year?

Small-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Growth Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 30.44% and a volatility of 17.73%. The Index performance was driven by a strong small-cap rotation and expanding AI-related opportunities beyond mega-cap technology.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $21,674
S&P SmallCap 600® Growth Index $28,724
S&P Composite 1500® Index $39,492
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P SmallCap 600® Growth Index	S&P Composite 1500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,527	$11,849	$11,600
Jul18	$14,065	$14,874	$13,494
Jul19	$13,015	$14,159	$14,444
Jul20	$12,448	$13,935	$15,947
Jul21	$18,070	$20,778	$21,930
Jul22	$15,741	$18,661	$20,890
Jul23	$15,959	$19,421	$23,540
Jul24	$18,369	$22,974	$28,618
Jul25	$17,109	$22,022	$32,919
Jul26	$21,674	$28,724	$39,492

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	26.68%	3.70%	8.04%
S&P SmallCap 600® Growth Index	30.44%	6.69%	11.13%
S&P Composite 1500® Index	19.97%	12.48%	14.72%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$8,522,942
Number of Holdings*	354
Net Investment Advisory Fees	$14,870
Portfolio Turnover	540%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	22%
Financials	16%
Health Care	15%
Information Technology	14%
Consumer Discretionary	12%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Corcept Therapeutics, Inc.	1.2%
Viasat, Inc.	1.2%
Brinker International, Inc.	1.0%
Ryman Hospitality Properties, Inc.	1.0%
FormFactor, Inc.	0.9%

"Standard & Poor's®", "S&P®", and "S&P SmallCap 600 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Small-Cap Growth ProFund

Service Class SGPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Small-Cap ProFund

Investor Class SLPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$206	1.78%

How did the Fund perform last year?

Small-Cap ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 34.18% and a volatility of 19.27%. The Index performance was driven by a sustained rotation into small caps, broad industry participation, and improving earnings expectations.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $21,621
Russell 2000® Index $27,483
Russell 3000® Index $38,932
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Russell 2000® Index	Russell 3000® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,565	$11,845	$11,613
Jul18	$13,432	$14,064	$13,517
Jul19	$12,608	$13,443	$14,470
Jul20	$11,624	$12,826	$16,052
Jul21	$17,308	$19,491	$22,268
Jul22	$14,500	$16,705	$20,631
Jul23	$15,311	$18,027	$23,240
Jul24	$17,146	$20,596	$28,138
Jul25	$16,444	$20,481	$32,551
Jul26	$21,621	$27,483	$38,932

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	31.48%	4.55%	8.02%
Russell 2000® Index	34.18%	7.11%	10.64%
Russell 3000® Index	19.60%	11.82%	14.56%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$7,887,762
Number of Holdings*	1,966
Net Investment Advisory Fees	$38,872
Portfolio Turnover	363%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	33%
Russell 2000 Index Swap Agreements	59%
CME E-mini Russell 2000 Index Futures Contracts	7%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Health Care	20%
Financials	20%
Industrials	14%
Information Technology	13%
Consumer Discretionary	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Hut 8 Corp.	0.1%
Moog, Inc. - Class A	0.1%
UMB Financial Corp.	0.1%
Cytokinetics, Inc.	0.1%
BrightSpring Health Services, Inc.	0.1%

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Small-Cap ProFund

Investor Class SLPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Small-Cap ProFund

Service Class SLPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$320	2.78%

How did the Fund perform last year?

Small-Cap ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 34.18% and a volatility of 19.27%. The Index performance was driven by a sustained rotation into small caps, broad industry participation, and improving earnings expectations.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $19,575
Russell 2000® Index $27,483
Russell 3000® Index $38,932
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Russell 2000® Index	Russell 3000® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,453	$11,845	$11,613
Jul18	$13,177	$14,064	$13,517
Jul19	$12,249	$13,443	$14,470
Jul20	$11,178	$12,826	$16,052
Jul21	$16,479	$19,491	$22,268
Jul22	$13,670	$16,705	$20,631
Jul23	$14,291	$18,027	$23,240
Jul24	$15,845	$20,596	$28,138
Jul25	$15,037	$20,481	$32,551
Jul26	$19,575	$27,483	$38,932

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	30.18%	3.50%	6.95%
Russell 2000® Index	34.18%	7.11%	10.64%
Russell 3000® Index	19.60%	11.82%	14.56%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$7,887,762
Number of Holdings*	1,966
Net Investment Advisory Fees	$38,872
Portfolio Turnover	363%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	33%
Russell 2000 Index Swap Agreements	59%
CME E-mini Russell 2000 Index Futures Contracts	7%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Health Care	20%
Financials	20%
Industrials	14%
Information Technology	13%
Consumer Discretionary	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Hut 8 Corp.	0.1%
Moog, Inc. - Class A	0.1%
UMB Financial Corp.	0.1%
Cytokinetics, Inc.	0.1%
BrightSpring Health Services, Inc.	0.1%

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Small-Cap ProFund

Service Class SLPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Small-Cap Value ProFund

Investor Class SVPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$208	1.78%

How did the Fund perform last year?

Small-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 37.16% and a volatility of 17.64%. The Index performance was driven by broad small-cap participation and rotation into cyclical and value-oriented companies.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $21,878
S&P SmallCap 600® Value Index $26,382
S&P Composite 1500® Index $39,492
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P SmallCap 600® Value Index	S&P Composite 1500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,449	$11,660	$11,600
Jul18	$13,580	$14,076	$13,494
Jul19	$12,228	$12,883	$14,444
Jul20	$10,082	$10,781	$15,947
Jul21	$16,400	$17,839	$21,930
Jul22	$15,753	$17,436	$20,890
Jul23	$16,364	$18,528	$23,540
Jul24	$17,621	$20,342	$28,618
Jul25	$16,316	$19,234	$32,919
Jul26	$21,878	$26,382	$39,492

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	34.09%	5.93%	8.14%
S&P SmallCap 600® Value Index	37.16%	8.14%	10.19%
S&P Composite 1500® Index	19.97%	12.48%	14.72%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$7,565,910
Number of Holdings*	462
Net Investment Advisory Fees	$67,862
Portfolio Turnover	1721%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	22%
Consumer Discretionary	16%
Industrials	14%
Information Technology	11%
Real Estate	7%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Match Group, Inc.	1.0%
Jackson Financial, Inc. - Class A	0.9%
CarMax, Inc.	0.9%
Eastman Chemical Co.	0.9%
Lincoln National Corp.	0.8%

"Standard & Poor's®", "S&P®", and "S&P SmallCap 600 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Small-Cap Value ProFund

Investor Class SVPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Small-Cap Value ProFund

Service Class SVPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$324	2.78%

How did the Fund perform last year?

Small-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 37.16% and a volatility of 17.64%. The Index performance was driven by broad small-cap participation and rotation into cyclical and value-oriented companies.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $19,795
S&P SmallCap 600® Value Index $26,382
S&P Composite 1500® Index $39,492
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P SmallCap 600® Value Index	S&P Composite 1500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$11,334	$11,660	$11,600
Jul18	$13,312	$14,076	$13,494
Jul19	$11,870	$12,883	$14,444
Jul20	$9,689	$10,781	$15,947
Jul21	$15,608	$17,839	$21,930
Jul22	$14,843	$17,436	$20,890
Jul23	$15,263	$18,528	$23,540
Jul24	$16,267	$20,342	$28,618
Jul25	$14,911	$19,234	$32,919
Jul26	$19,795	$26,382	$39,492

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	32.76%	4.87%	7.07%
S&P SmallCap 600® Value Index	37.16%	8.14%	10.19%
S&P Composite 1500® Index	19.97%	12.48%	14.72%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$7,565,910
Number of Holdings*	462
Net Investment Advisory Fees	$67,862
Portfolio Turnover	1721%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	22%
Consumer Discretionary	16%
Industrials	14%
Information Technology	11%
Real Estate	7%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Match Group, Inc.	1.0%
Jackson Financial, Inc. - Class A	0.9%
CarMax, Inc.	0.9%
Eastman Chemical Co.	0.9%
Lincoln National Corp.	0.8%

"Standard & Poor's®", "S&P®", and "S&P SmallCap 600 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Small-Cap Value ProFund

Service Class SVPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Technology UltraSector ProFund

Investor Class TEPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.41%

How did the Fund perform last year?

Technology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Technology Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 34.35% and a volatility of 25.63%. The Index performance was driven by strong AI and cloud investment and earnings, despite a late-period semiconductor and technology pullback.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $137,550
S&P Technology Select Sector Index $84,974
S&P Total Market Index $38,765
$140,000
$120,000
$100,000
$80,000
$60,000
$40,000
$20,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Technology Select Sector Index	S&P Total Market Index
Jul16	$10,000	$10,000	$10,000
Jul17	$14,188	$12,542	$11,615
Jul18	$19,673	$15,803	$13,524
Jul19	$22,958	$18,295	$14,457
Jul20	$35,013	$25,413	$16,019
Jul21	$59,244	$35,650	$22,254
Jul22	$45,797	$33,820	$20,522
Jul23	$58,951	$42,272	$23,113
Jul24	$76,357	$52,307	$27,990
Jul25	$94,006	$63,246	$32,393
Jul26	$137,550	$84,974	$38,765

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	46.32%	18.35%	29.97%
S&P Technology Select Sector Index	34.35%	18.97%	23.86%
S&P Total Market Index	19.67%	11.74%	14.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$110,364,644
Number of Holdings*	79
Net Investment Advisory Fees	$726,703
Portfolio Turnover	113%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	82%
S&P Technology Select Sector Index Swap Agreements	69%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Semiconductors & Semiconductor Equipment	44%
Technology Hardware & Equipment	29%
Software & Services	27%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	11.4%
Apple, Inc.	10.6%
Microsoft Corp.	8.1%
Broadcom, Inc.	4.3%
Advanced Micro Devices, Inc.	3.5%

"Standard & Poor's®", "S&P®" and "S&P Technology Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Technology UltraSector ProFund

Investor Class TEPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Technology UltraSector ProFund

Service Class TEPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$295	2.41%

How did the Fund perform last year?

Technology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Technology Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 34.35% and a volatility of 25.63%. The Index performance was driven by strong AI and cloud investment and earnings, despite a late-period semiconductor and technology pullback.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $124,365
S&P Technology Select Sector Index $84,974
S&P Total Market Index $38,765
$140,000
$120,000
$100,000
$80,000
$60,000
$40,000
$20,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Technology Select Sector Index	S&P Total Market Index
Jul16	$10,000	$10,000	$10,000
Jul17	$14,048	$12,542	$11,615
Jul18	$19,283	$15,803	$13,524
Jul19	$22,277	$18,295	$14,457
Jul20	$33,631	$25,413	$16,019
Jul21	$56,356	$35,650	$22,254
Jul22	$43,123	$33,820	$20,522
Jul23	$54,960	$42,272	$23,113
Jul24	$70,461	$52,307	$27,990
Jul25	$85,880	$63,246	$32,393
Jul26	$124,365	$84,974	$38,765

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	44.81%	17.15%	28.67%
S&P Technology Select Sector Index	34.35%	18.97%	23.86%
S&P Total Market Index	19.67%	11.74%	14.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$110,364,644
Number of Holdings*	79
Net Investment Advisory Fees	$726,703
Portfolio Turnover	113%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	82%
S&P Technology Select Sector Index Swap Agreements	69%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Semiconductors & Semiconductor Equipment	44%
Technology Hardware & Equipment	29%
Software & Services	27%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	11.4%
Apple, Inc.	10.6%
Microsoft Corp.	8.1%
Broadcom, Inc.	4.3%
Advanced Micro Devices, Inc.	3.5%

"Standard & Poor's®", "S&P®" and "S&P Technology Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Technology UltraSector ProFund

Service Class TEPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraBear ProFund

Investor Class URPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$155	1.78%

How did the Fund perform last year?

UltraBear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 19.56% and a volatility of 12.78%. The Index performance was driven by resilient corporate earnings and AI-related investment, with gains broadening beyond mega-cap technology into cyclical sectors.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $394
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P 500® Index
Jul16	$10,000	$10,000
Jul17	$7,312	$11,604
Jul18	$5,305	$13,489
Jul19	$4,463	$14,566
Jul20	$2,535	$16,308
Jul21	$1,251	$22,251
Jul22	$1,209	$21,219
Jul23	$951	$23,980
Jul24	$708	$29,292
Jul25	$532	$34,076
Jul26	$394	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-25.98%	-20.63%	-27.63%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$4,487,430
Number of Holdings*	6
Investment Advisory Fees	$35,628
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(183)%
E-mini S&P 500 Futures Contracts	(17)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	37%
Financials	12%
Communication Services	10%
Consumer Discretionary	9%
Health Care	9%
Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraBear ProFund

Investor Class URPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraBear ProFund

Service Class URPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$229	2.63%

How did the Fund perform last year?

UltraBear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 19.56% and a volatility of 12.78%. The Index performance was driven by resilient corporate earnings and AI-related investment, with gains broadening beyond mega-cap technology into cyclical sectors.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $362
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P 500® Index
Jul16	$10,000	$10,000
Jul17	$7,243	$11,604
Jul18	$5,203	$13,489
Jul19	$4,333	$14,566
Jul20	$2,434	$16,308
Jul21	$1,191	$22,251
Jul22	$1,138	$21,219
Jul23	$893	$23,980
Jul24	$658	$29,292
Jul25	$490	$34,076
Jul26	$362	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-26.06%	-21.19%	-28.24%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$4,487,430
Number of Holdings*	6
Investment Advisory Fees	$35,628
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(183)%
E-mini S&P 500 Futures Contracts	(17)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	37%
Financials	12%
Communication Services	10%
Consumer Discretionary	9%
Health Care	9%
Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraBear ProFund

Service Class URPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraBull ProFund

Investor Class ULPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$154	1.33%

How did the Fund perform last year?

UltraBull ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 19.56% and a volatility of 12.78%. The Index performance was driven by resilient corporate earnings and AI-related investment, with gains broadening beyond mega-cap technology into cyclical sectors.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $72,789
S&P 500® Index $40,742
$80,000
$60,000
$40,000
$20,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P 500® Index
Jul16	$10,000	$10,000
Jul17	$12,984	$11,604
Jul18	$16,599	$13,489
Jul19	$18,016	$14,566
Jul20	$19,184	$16,308
Jul21	$34,040	$22,251
Jul22	$28,949	$21,219
Jul23	$33,454	$23,980
Jul24	$45,556	$29,292
Jul25	$55,160	$34,076
Jul26	$72,789	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	31.96%	16.42%	21.96%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$179,294,208
Number of Holdings*	510
Net Investment Advisory Fees	$1,353,469
Portfolio Turnover	156%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	77%
S&P 500 Swap Agreements	82%
SPDR S&P 500 ETF Swap Agreements	25%
E-mini S&P 500 Futures Contracts	16%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	37%
Financials	12%
Communication Services	10%
Consumer Discretionary	9%
Health Care	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.9%
Apple, Inc.	5.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.2%
Alphabet, Inc. - Class A	2.5%

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraBull ProFund

Investor Class ULPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraBull ProFund

Service Class ULPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$269	2.33%

How did the Fund perform last year?

UltraBull ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 19.56% and a volatility of 12.78%. The Index performance was driven by resilient corporate earnings and AI-related investment, with gains broadening beyond mega-cap technology into cyclical sectors.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $65,785
S&P 500® Index $40,742
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P 500® Index
Jul16	$10,000	$10,000
Jul17	$12,854	$11,604
Jul18	$16,270	$13,489
Jul19	$17,484	$14,566
Jul20	$18,427	$16,308
Jul21	$32,373	$22,251
Jul22	$27,259	$21,219
Jul23	$31,187	$23,980
Jul24	$42,046	$29,292
Jul25	$50,354	$34,076
Jul26	$65,785	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	30.65%	15.24%	20.73%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$179,294,208
Number of Holdings*	510
Net Investment Advisory Fees	$1,353,469
Portfolio Turnover	156%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	77%
S&P 500 Swap Agreements	82%
SPDR S&P 500 ETF Swap Agreements	25%
E-mini S&P 500 Futures Contracts	16%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	37%
Financials	12%
Communication Services	10%
Consumer Discretionary	9%
Health Care	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.9%
Apple, Inc.	5.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.2%
Alphabet, Inc. - Class A	2.5%

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraBull ProFund

Service Class ULPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraChina ProFund

Investor Class UGPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.52%

How did the Fund perform last year?

UltraChina ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of -8.04% and a volatility of 26.49%. The Index performance was driven by persistent growth concerns, policy uncertainty, and investor caution toward Chinese equities.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $2,178
S&P China Select ADR Index (USD) $10,557
S&P Global 1200 Index $35,513
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P China Select ADR Index (USD)	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000
Jul17	$17,809	$13,735	$11,763
Jul18	$19,443	$14,924	$13,198
Jul19	$12,481	$12,663	$13,705
Jul20	$18,933	$16,661	$14,770
Jul21	$12,907	$14,673	$19,858
Jul22	$3,752	$9,368	$18,258
Jul23	$3,910	$10,954	$20,817
Jul24	$2,207	$8,897	$24,733
Jul25	$2,933	$11,480	$28,673
Jul26	$2,178	$10,557	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-25.75%	-29.94%	-14.14%
S&P China Select ADR Index (USD)	-8.04%	-6.37%	0.54%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$19,129,810
Number of Holdings*	52
Net Investment Advisory Fees	$193,000
Portfolio Turnover	123%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	89%
S&P China Select ADR Index (USD) Swap Agreements	111%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Consumer Discretionary	61%
Communication Services	16%
Health Care	8%
Industrials	7%
Real Estate	3%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	17.9%
PDD Holdings, Inc.	10.1%
NetEase, Inc.	6.7%
JD.com, Inc.	6.5%
BeOne Medicines, Ltd.	4.6%

Largest Countries

Table Summary
China	89.3%

"Standard & Poor's®", "S&P®" and "S&P China Select ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraChina ProFund

Investor Class UGPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraChina ProFund

Service Class UGPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$219	2.52%

How did the Fund perform last year?

UltraChina ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of -8.04% and a volatility of 26.49%. The Index performance was driven by persistent growth concerns, policy uncertainty, and investor caution toward Chinese equities.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $1,970
S&P China Select ADR Index (USD) $10,557
S&P Global 1200 Index $35,513
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P China Select ADR Index (USD)	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000
Jul17	$17,633	$13,735	$11,763
Jul18	$19,060	$14,924	$13,198
Jul19	$12,103	$12,663	$13,705
Jul20	$18,173	$16,661	$14,770
Jul21	$12,269	$14,673	$19,858
Jul22	$3,538	$9,368	$18,258
Jul23	$3,642	$10,954	$20,817
Jul24	$2,034	$8,897	$24,733
Jul25	$2,679	$11,480	$28,673
Jul26	$1,970	$10,557	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-26.46%	-30.63%	-14.99%
S&P China Select ADR Index (USD)	-8.04%	-6.37%	0.54%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$19,129,810
Number of Holdings*	52
Net Investment Advisory Fees	$193,000
Portfolio Turnover	123%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	89%
S&P China Select ADR Index (USD) Swap Agreements	111%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Consumer Discretionary	61%
Communication Services	16%
Health Care	8%
Industrials	7%
Real Estate	3%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	17.9%
PDD Holdings, Inc.	10.1%
NetEase, Inc.	6.7%
JD.com, Inc.	6.5%
BeOne Medicines, Ltd.	4.6%

Largest Countries

Table Summary
China	89.3%

"Standard & Poor's®", "S&P®" and "S&P China Select ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraChina ProFund

Service Class UGPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraDow 30 ProFund

Investor Class UDPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$165	1.40%

How did the Fund perform last year?

UltraDow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Dow Jones Industrial Average®(the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 20.91% and a volatility of 12.49%. The Index performance was driven by a broadening equity rally that favored industrial, financial, and other value-oriented companies beyond mega-cap technology.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $54,884
Dow Jones Industrial Average® $35,156
S&P 500® Index $40,742
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Dow Jones Industrial Average®	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$14,265	$12,181	$11,604
Jul18	$18,961	$14,465	$13,489
Jul19	$20,661	$15,654	$14,566
Jul20	$17,531	$15,783	$16,308
Jul21	$30,430	$21,275	$22,251
Jul22	$26,453	$20,395	$21,219
Jul23	$29,590	$22,561	$23,980
Jul24	$37,269	$26,446	$29,292
Jul25	$40,640	$29,076	$34,076
Jul26	$54,884	$35,156	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	35.05%	12.52%	18.56%
Dow Jones Industrial Average®	20.91%	10.57%	13.40%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$47,660,030
Number of Holdings*	36
Net Investment Advisory Fees	$318,561
Portfolio Turnover	8%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	71%
Dow Jones Industrial Average Swap Agreements	93%
SPDR Dow Jones Industrial Average ETF Swap Agreements	30%
E-mini Dow Jones Industrial Average Index Futures Contracts	6%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	28%
Information Technology	17%
Industrials	16%
Health Care	13%
Consumer Discretionary	10%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	8.2%
Caterpillar, Inc.	6.6%
Microsoft Corp.	3.8%
UnitedHealth Group, Inc.	3.4%
Amgen, Inc.	3.1%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

UltraDow 30 ProFund

Investor Class UDPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraDow 30 ProFund

Service Class UDPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$280	2.40%

How did the Fund perform last year?

UltraDow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Dow Jones Industrial Average®(the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 20.91% and a volatility of 12.49%. The Index performance was driven by a broadening equity rally that favored industrial, financial, and other value-oriented companies beyond mega-cap technology.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $49,716
Dow Jones Industrial Average® $35,156
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Dow Jones Industrial Average®	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$14,129	$12,181	$11,604
Jul18	$18,594	$14,465	$13,489
Jul19	$20,058	$15,654	$14,566
Jul20	$16,859	$15,783	$16,308
Jul21	$28,972	$21,275	$22,251
Jul22	$24,934	$20,395	$21,219
Jul23	$27,615	$22,561	$23,980
Jul24	$34,441	$26,446	$29,292
Jul25	$37,183	$29,076	$34,076
Jul26	$49,716	$35,156	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	33.70%	11.40%	17.39%
Dow Jones Industrial Average®	20.91%	10.57%	13.40%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$47,660,030
Number of Holdings*	36
Net Investment Advisory Fees	$318,561
Portfolio Turnover	8%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	71%
Dow Jones Industrial Average Swap Agreements	93%
SPDR Dow Jones Industrial Average ETF Swap Agreements	30%
E-mini Dow Jones Industrial Average Index Futures Contracts	6%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	28%
Information Technology	17%
Industrials	16%
Health Care	13%
Consumer Discretionary	10%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	8.2%
Caterpillar, Inc.	6.6%
Microsoft Corp.	3.8%
UnitedHealth Group, Inc.	3.4%
Amgen, Inc.	3.1%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

UltraDow 30 ProFund

Service Class UDPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraEmerging Markets ProFund

Investor Class UUPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$203	1.78%

How did the Fund perform last year?

UltraEmerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P Emerging 50 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 19.84% and a volatility of 22.20%. The Index performance was driven by renewed capital inflows to emerging markets, favorable valuations, and strength in commodity-linked economies.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $22,123
S&P Emerging 50 ADR Index (USD) $24,796
S&P Global 1200 Index $35,513
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Emerging 50 ADR Index (USD)	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000
Jul17	$15,707	$12,861	$11,763
Jul18	$16,095	$13,456	$13,198
Jul19	$13,247	$12,749	$13,705
Jul20	$15,974	$15,002	$14,770
Jul21	$20,451	$17,673	$19,858
Jul22	$10,727	$13,596	$18,258
Jul23	$12,659	$15,737	$20,817
Jul24	$12,718	$16,643	$24,733
Jul25	$17,260	$20,691	$28,673
Jul26	$22,123	$24,796	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	28.17%	1.58%	8.26%
S&P Emerging 50 ADR Index (USD)	19.84%	7.01%	9.51%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$11,473,074
Number of Holdings*	56
Net Investment Advisory Fees	$106,491
Portfolio Turnover	211%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	81%
S&P Emerging 50 ADR Index (USD) Swap Agreements	117%
Total	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	28%
Consumer Discretionary	26%
Financials	19%
Materials	8%
Communication Services	7%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	15.8%
Alibaba Group Holding, Ltd.	13.5%
HDFC Bank, Ltd.	4.2%
ICICI Bank, Ltd.	3.7%
PDD Holdings, Inc.	3.2%

Largest Countries

Table Summary
China	27.8%
Taiwan	21.9%
Brazil	11.0%
India	10.1%
South Korea	5.1%

"Standard & Poor's®", "S&P®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraEmerging Markets ProFund

Investor Class UUPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraEmerging Markets ProFund

Service Class UUPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$315	2.78%

How did the Fund perform last year?

UltraEmerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P Emerging 50 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 19.84% and a volatility of 22.20%. The Index performance was driven by renewed capital inflows to emerging markets, favorable valuations, and strength in commodity-linked economies.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $20,054
S&P Emerging 50 ADR Index (USD) $24,796
S&P Global 1200 Index $35,513
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Emerging 50 ADR Index (USD)	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000
Jul17	$15,568	$12,861	$11,763
Jul18	$15,790	$13,456	$13,198
Jul19	$12,861	$12,749	$13,705
Jul20	$15,358	$15,002	$14,770
Jul21	$19,471	$17,673	$19,858
Jul22	$10,113	$13,596	$18,258
Jul23	$11,808	$15,737	$20,817
Jul24	$11,752	$16,643	$24,733
Jul25	$15,799	$20,691	$28,673
Jul26	$20,054	$24,796	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	26.93%	0.59%	7.21%
S&P Emerging 50 ADR Index (USD)	19.84%	7.01%	9.51%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$11,473,074
Number of Holdings*	56
Net Investment Advisory Fees	$106,491
Portfolio Turnover	211%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	81%
S&P Emerging 50 ADR Index (USD) Swap Agreements	117%
Total	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	28%
Consumer Discretionary	26%
Financials	19%
Materials	8%
Communication Services	7%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	15.8%
Alibaba Group Holding, Ltd.	13.5%
HDFC Bank, Ltd.	4.2%
ICICI Bank, Ltd.	3.7%
PDD Holdings, Inc.	3.2%

Largest Countries

Table Summary
China	27.8%
Taiwan	21.9%
Brazil	11.0%
India	10.1%
South Korea	5.1%

"Standard & Poor's®", "S&P®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraEmerging Markets ProFund

Service Class UUPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraInternational ProFund

Investor Class UNPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$214	1.78%

How did the Fund perform last year?

UltraInternational ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 24.33% and a volatility of 13.74%. The Index performance was driven by stronger international equities, supported by fiscal spending, resilient earnings, and broadening investor demand outside the U.S.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $23,979
MSCI EAFE Index $24,401
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	MSCI EAFE Index
Jul16	$10,000	$10,000
Jul17	$13,266	$11,777
Jul18	$13,957	$12,531
Jul19	$12,087	$12,205
Jul20	$10,209	$12,001
Jul21	$16,493	$15,638
Jul22	$11,412	$13,399
Jul23	$13,662	$15,650
Jul24	$15,213	$17,404
Jul25	$17,052	$19,626
Jul26	$23,979	$24,401

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	40.62%	7.77%	9.14%
MSCI EAFE Index	24.33%	9.31%	9.33%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$4,735,019
Number of Holdings*	6
Net Investment Advisory Fees	$44,970
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	27%
Industrials	19%
Health Care	10%
Information Technology	10%
Consumer Discretionary	8%
Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

UltraInternational ProFund

Investor Class UNPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraInternational ProFund

Service Class UNPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$333	2.78%

How did the Fund perform last year?

UltraInternational ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 24.33% and a volatility of 13.74%. The Index performance was driven by stronger international equities, supported by fiscal spending, resilient earnings, and broadening investor demand outside the U.S.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $21,749
MSCI EAFE Index $24,401
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	MSCI EAFE Index
Jul16	$10,000	$10,000
Jul17	$13,145	$11,777
Jul18	$13,685	$12,531
Jul19	$11,737	$12,205
Jul20	$9,814	$12,001
Jul21	$15,725	$15,638
Jul22	$10,767	$13,399
Jul23	$12,782	$15,650
Jul24	$14,056	$17,404
Jul25	$15,616	$19,626
Jul26	$21,749	$24,401

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	39.28%	6.70%	8.08%
MSCI EAFE Index	24.33%	9.31%	9.33%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$4,735,019
Number of Holdings*	6
Net Investment Advisory Fees	$44,970
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	27%
Industrials	19%
Health Care	10%
Information Technology	10%
Consumer Discretionary	8%
Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

UltraInternational ProFund

Service Class UNPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraJapan ProFund

Investor Class UJPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$247	1.52%

How did the Fund perform last year?

UltraJapan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index had a total return of 50.72%, as measured in unhedged U.S. dollar terms, or 59.40% in local (Japanese yen) terms and a volatility of 28.23%. The Index performance was driven by strength in AI-related technology, corporate reform, a weak Japanese yen, and increased foreign investor interest in Japanese equities.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $111,757
Nikkei 225 Stock Average - USD $30,266
Nikkei 225 Stock Average - JPY $47,128
S&P Global 1200 Index $35,513
$120,000
$100,000
$80,000
$60,000
$40,000
$20,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Nikkei 225 Stock Average - USD	Nikkei 225 Stock Average - JPY	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000	$10,000
Jul17	$14,512	$11,360	$12,255	$11,763
Jul18	$18,291	$12,944	$14,139	$13,198
Jul19	$16,325	$12,990	$13,782	$13,705
Jul20	$15,534	$13,731	$14,200	$14,770
Jul21	$23,700	$16,906	$18,135	$19,858
Jul22	$23,689	$14,468	$18,845	$18,258
Jul23	$34,093	$16,560	$22,995	$20,817
Jul24	$46,916	$18,767	$27,608	$24,733
Jul25	$49,620	$20,082	$29,567	$28,673
Jul26	$111,757	$30,266	$47,128	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	125.23%	36.37%	27.30%
Nikkei 225 Stock Average - USD	50.72%	12.35%	11.71%
Nikkei 225 Stock Average - JPY	59.40%	21.05%	16.77%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$40,134,110
Number of Holdings*	6
Net Investment Advisory Fees	$293,042
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	1%
Nikkei 225 Index Futures Contracts	199%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	36%
Consumer Discretionary	18%
Industrials	17%
Communication Services	11%
Health Care	6%
Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

UltraJapan ProFund

Investor Class UJPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraJapan ProFund

Service Class UJPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$407	2.52%

How did the Fund perform last year?

UltraJapan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index had a total return of 50.72%, as measured in unhedged U.S. dollar terms, or 59.40% in local (Japanese yen) terms and a volatility of 28.23%. The Index performance was driven by strength in AI-related technology, corporate reform, a weak Japanese yen, and increased foreign investor interest in Japanese equities.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $101,454
Nikkei 225 Stock Average - USD $30,266
Nikkei 225 Stock Average - JPY $47,128
S&P Global 1200 Index $35,513
$120,000
$100,000
$80,000
$60,000
$40,000
$20,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Nikkei 225 Stock Average - USD	Nikkei 225 Stock Average - JPY	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000	$10,000
Jul17	$14,379	$11,360	$12,255	$11,763
Jul18	$17,948	$12,944	$14,139	$13,198
Jul19	$15,861	$12,990	$13,782	$13,705
Jul20	$14,942	$13,731	$14,200	$14,770
Jul21	$22,575	$16,906	$18,135	$19,858
Jul22	$22,341	$14,468	$18,845	$18,258
Jul23	$31,840	$16,560	$22,995	$20,817
Jul24	$43,403	$18,767	$27,608	$24,733
Jul25	$45,453	$20,082	$29,567	$28,673
Jul26	$101,454	$30,266	$47,128	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	123.21%	35.06%	26.07%
Nikkei 225 Stock Average - USD	50.72%	12.35%	11.71%
Nikkei 225 Stock Average - JPY	59.40%	21.05%	16.77%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$40,134,110
Number of Holdings*	6
Net Investment Advisory Fees	$293,042
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	1%
Nikkei 225 Index Futures Contracts	199%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	36%
Consumer Discretionary	18%
Industrials	17%
Communication Services	11%
Health Care	6%
Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

UltraJapan ProFund

Service Class UJPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraLatin America ProFund

Investor Class UBPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$266	1.78%

How did the Fund perform last year?

UltraLatin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P Latin America 35 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 48.91% and a volatility of 20.70%. The Index performance was driven by attractive valuations, favorable policy trends, and strong demand for the region’s commodity and energy exposure.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $15,081
S&P Latin America 35 ADR Index $23,560
S&P Global 1200 Index $35,513
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Latin America 35 ADR Index	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000
Jul17	$13,464	$12,214	$11,763
Jul18	$12,628	$12,312	$13,198
Jul19	$12,185	$12,791	$13,705
Jul20	$4,110	$8,702	$14,770
Jul21	$7,430	$12,343	$19,858
Jul22	$6,059	$11,701	$18,258
Jul23	$8,767	$15,061	$20,817
Jul24	$6,891	$14,106	$24,733
Jul25	$7,583	$15,822	$28,673
Jul26	$15,081	$23,560	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	98.88%	15.21%	4.19%
S&P Latin America 35 ADR Index	48.91%	13.80%	8.95%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$17,583,717
Number of Holdings*	41
Investment Advisory Fees	$124,217
Portfolio Turnover	214%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	84%
S&P Latin America 35 ADR Index (USD) Swap Agreements	116%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	22%
Materials	22%
Energy	21%
Consumer Staples	9%
Utilities	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Petroleo Brasileiro S.A.	13.6%
Vale S.A.	9.6%
Itau Unibanco Holding S.A.	8.5%
America Movil S.A.B. de C.V.	4.2%
Banco Bradesco S.A.	3.9%

Largest Countries

Table Summary
Brazil	52.8%
Mexico	17.6%
Chile	6.2%
Argentina	3.2%
Colombia	2.8%

"Standard & Poor's®", "S&P®" and "S&P Latin America 35 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraLatin America ProFund

Investor Class UBPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraLatin America ProFund

Service Class UBPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$412	2.78%

How did the Fund perform last year?

UltraLatin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P Latin America 35 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 48.91% and a volatility of 20.70%. The Index performance was driven by attractive valuations, favorable policy trends, and strong demand for the region’s commodity and energy exposure.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $13,586
S&P Latin America 35 ADR Index $23,560
S&P Global 1200 Index $35,513
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Latin America 35 ADR Index	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000
Jul17	$13,324	$12,214	$11,763
Jul18	$12,374	$12,312	$13,198
Jul19	$11,816	$12,791	$13,705
Jul20	$3,948	$8,702	$14,770
Jul21	$7,065	$12,343	$19,858
Jul22	$5,700	$11,701	$18,258
Jul23	$8,186	$15,061	$20,817
Jul24	$6,376	$14,106	$24,733
Jul25	$6,914	$15,822	$28,673
Jul26	$13,586	$23,560	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	96.50%	13.97%	3.11%
S&P Latin America 35 ADR Index	48.91%	13.80%	8.95%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$17,583,717
Number of Holdings*	41
Investment Advisory Fees	$124,217
Portfolio Turnover	214%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	84%
S&P Latin America 35 ADR Index (USD) Swap Agreements	116%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	22%
Materials	22%
Energy	21%
Consumer Staples	9%
Utilities	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Petroleo Brasileiro S.A.	13.6%
Vale S.A.	9.6%
Itau Unibanco Holding S.A.	8.5%
America Movil S.A.B. de C.V.	4.2%
Banco Bradesco S.A.	3.9%

Largest Countries

Table Summary
Brazil	52.8%
Mexico	17.6%
Chile	6.2%
Argentina	3.2%
Colombia	2.8%

"Standard & Poor's®", "S&P®" and "S&P Latin America 35 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraLatin America ProFund

Service Class UBPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraMid-Cap ProFund

Investor Class UMPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$163	1.39%

How did the Fund perform last year?

UltraMid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 20.92% and a volatility of 15.53%. The Index performance was driven by the broadening U.S. equity rally and stronger participation from economically sensitive mid-cap companies.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $31,314
S&P MidCap 400® Index $28,174
S&P Composite 1500® Index $39,492
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$12,623	$11,469	$11,600
Jul18	$15,621	$13,131	$13,494
Jul19	$14,743	$13,235	$14,444
Jul20	$11,169	$12,767	$15,947
Jul21	$22,723	$18,765	$21,930
Jul22	$18,730	$17,695	$20,890
Jul23	$20,494	$19,549	$23,540
Jul24	$24,654	$22,560	$28,618
Jul25	$23,352	$23,299	$32,919
Jul26	$31,314	$28,174	$39,492

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	34.10%	6.62%	12.09%
S&P MidCap 400® Index	20.92%	8.47%	10.91%
S&P Composite 1500® Index	19.97%	12.48%	14.72%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$46,630,664
Number of Holdings*	406
Net Investment Advisory Fees	$271,684
Portfolio Turnover	70%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	64%
S&P MidCap 400 Swap Agreements	80%
SPDR S&P MidCap 400 ETF Swap Agreements	38%
E-mini S&P MidCap 400 Futures Contracts	18%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	25%
Financials	16%
Information Technology	14%
Consumer Discretionary	10%
Health Care	10%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Illumina, Inc.	0.6%
Twilio, Inc. - Class A	0.5%
TechnipFMC PLC	0.5%
Curtiss-Wright Corp.	0.5%
Carpenter Technology Corp.	0.5%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraMid-Cap ProFund

Investor Class UMPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraMid-Cap ProFund

Service Class UMPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$278	2.39%

How did the Fund perform last year?

UltraMid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 20.92% and a volatility of 15.53%. The Index performance was driven by the broadening U.S. equity rally and stronger participation from economically sensitive mid-cap companies.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $28,338
S&P MidCap 400® Index $28,174
S&P Composite 1500® Index $39,492
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$12,503	$11,469	$11,600
Jul18	$15,320	$13,131	$13,494
Jul19	$14,307	$13,235	$14,444
Jul20	$10,732	$12,767	$15,947
Jul21	$21,621	$18,765	$21,930
Jul22	$17,642	$17,695	$20,890
Jul23	$19,112	$19,549	$23,540
Jul24	$22,771	$22,560	$28,618
Jul25	$21,348	$23,299	$32,919
Jul26	$28,338	$28,174	$39,492

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	32.74%	5.56%	10.98%
S&P MidCap 400® Index	20.92%	8.47%	10.91%
S&P Composite 1500® Index	19.97%	12.48%	14.72%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$46,630,664
Number of Holdings*	406
Net Investment Advisory Fees	$271,684
Portfolio Turnover	70%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	64%
S&P MidCap 400 Swap Agreements	80%
SPDR S&P MidCap 400 ETF Swap Agreements	38%
E-mini S&P MidCap 400 Futures Contracts	18%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	25%
Financials	16%
Information Technology	14%
Consumer Discretionary	10%
Health Care	10%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Illumina, Inc.	0.6%
Twilio, Inc. - Class A	0.5%
TechnipFMC PLC	0.5%
Curtiss-Wright Corp.	0.5%
Carpenter Technology Corp.	0.5%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraMid-Cap ProFund

Service Class UMPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraNasdaq-100 ProFund

Investor Class UOPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.36%

How did the Fund perform last year?

UltraNasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 22.58% and a volatility of 19.30%. The Index performance was driven by strong AI and cloud-related earnings and investment, tempered late in the period by valuation concerns in technology.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $152,828
Nasdaq-100® Index $65,413
Nasdaq Composite Index $53,631
$160,000
$140,000
$120,000
$100,000
$80,000
$60,000
$40,000
$20,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul16	$10,000	$10,000	$10,000
Jul17	$15,145	$12,581	$12,441
Jul18	$21,824	$15,639	$15,194
Jul19	$23,879	$17,161	$16,371
Jul20	$40,026	$24,090	$21,738
Jul21	$70,645	$33,289	$29,896
Jul22	$48,102	$29,027	$25,426
Jul23	$63,778	$35,637	$29,701
Jul24	$88,036	$44,165	$36,718
Jul25	$112,539	$53,363	$44,375
Jul26	$152,828	$65,413	$53,631

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	35.80%	16.69%	31.35%
Nasdaq-100® Index	22.58%	14.47%	20.66%
Nasdaq Composite Index	20.86%	12.40%	18.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$1,269,615,878
Number of Holdings*	109
Net Investment Advisory Fees	$9,810,229
Portfolio Turnover	55%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
Invesco QQQ Trust, Series 1 ETF	23%
Nasdaq-100 Index Swap Agreements	89%
E-mini Nasdaq-100 Index Futures Contracts	11%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	57%
Communication Services	14%
Consumer Discretionary	11%
Consumer Staples	7%
Health Care	4%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	6.3%
Apple, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.8%
Micron Technology, Inc.	3.3%

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

UltraNasdaq-100 ProFund

Investor Class UOPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraNasdaq-100 ProFund

Service Class UOPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$277	2.36%

How did the Fund perform last year?

UltraNasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 22.58% and a volatility of 19.30%. The Index performance was driven by strong AI and cloud-related earnings and investment, tempered late in the period by valuation concerns in technology.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $138,331
Nasdaq-100® Index $65,413
Nasdaq Composite Index $53,631
$140,000
$120,000
$100,000
$80,000
$60,000
$40,000
$20,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul16	$10,000	$10,000	$10,000
Jul17	$14,994	$12,581	$12,441
Jul18	$21,389	$15,639	$15,194
Jul19	$23,170	$17,161	$16,371
Jul20	$38,451	$24,090	$21,738
Jul21	$67,205	$33,289	$29,896
Jul22	$45,299	$29,027	$25,426
Jul23	$59,453	$35,637	$29,701
Jul24	$81,250	$44,165	$36,718
Jul25	$102,835	$53,363	$44,375
Jul26	$138,331	$65,413	$53,631

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	34.52%	15.53%	30.04%
Nasdaq-100® Index	22.58%	14.47%	20.66%
Nasdaq Composite Index	20.86%	12.40%	18.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$1,269,615,878
Number of Holdings*	109
Net Investment Advisory Fees	$9,810,229
Portfolio Turnover	55%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
Invesco QQQ Trust, Series 1 ETF	23%
Nasdaq-100 Index Swap Agreements	89%
E-mini Nasdaq-100 Index Futures Contracts	11%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	57%
Communication Services	14%
Consumer Discretionary	11%
Consumer Staples	7%
Health Care	4%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	6.3%
Apple, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.8%
Micron Technology, Inc.	3.3%

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

UltraNasdaq-100 ProFund

Service Class UOPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort China ProFund

Investor Class UHPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.78%

How did the Fund perform last year?

UltraShort China ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of -8.04% and a volatility of 26.49%. The Index performance was driven by persistent growth concerns, policy uncertainty, and investor caution toward Chinese equities.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $275
S&P China Select ADR Index (USD) $10,557
S&P Global 1200 Index $35,513
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P China Select ADR Index (USD)	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000
Jul17	$4,815	$13,735	$11,763
Jul18	$3,627	$14,924	$13,198
Jul19	$4,192	$12,663	$13,705
Jul20	$1,798	$16,661	$14,770
Jul21	$1,591	$14,673	$19,858
Jul22	$1,130	$9,368	$18,258
Jul23	$487	$10,954	$20,817
Jul24	$654	$8,897	$24,733
Jul25	$267	$11,480	$28,673
Jul26	$275	$10,557	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	3.18%	-29.60%	-30.18%
S&P China Select ADR Index (USD)	-8.04%	-6.37%	0.54%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$2,261,665
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P China Select ADR Index (USD) Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Consumer Discretionary	61%
Communication Services	16%
Health Care	8%
Industrials	7%
Real Estate	3%
Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P China Select ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort China ProFund

Investor Class UHPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort China ProFund

Service Class UHPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$266	2.63%

How did the Fund perform last year?

UltraShort China ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of -8.04% and a volatility of 26.49%. The Index performance was driven by persistent growth concerns, policy uncertainty, and investor caution toward Chinese equities.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $251
S&P China Select ADR Index (USD) $10,557
S&P Global 1200 Index $35,513
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P China Select ADR Index (USD)	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000
Jul17	$4,768	$13,735	$11,763
Jul18	$3,556	$14,924	$13,198
Jul19	$4,069	$12,663	$13,705
Jul20	$1,728	$16,661	$14,770
Jul21	$1,512	$14,673	$19,858
Jul22	$1,065	$9,368	$18,258
Jul23	$458	$10,954	$20,817
Jul24	$608	$8,897	$24,733
Jul25	$246	$11,480	$28,673
Jul26	$251	$10,557	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	2.29%	-30.15%	-30.81%
S&P China Select ADR Index (USD)	-8.04%	-6.37%	0.54%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$2,261,665
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P China Select ADR Index (USD) Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Consumer Discretionary	61%
Communication Services	16%
Health Care	8%
Industrials	7%
Real Estate	3%
Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P China Select ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort China ProFund

Service Class UHPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Dow 30 ProFund

Investor Class UWPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.78%

How did the Fund perform last year?

UltraShort Dow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 20.91% and a volatility of 12.49%. The Index performance was driven by a broadening equity rally that favored industrial, financial, and other value-oriented companies beyond mega-cap technology.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $539
Dow Jones Industrial Average® $35,156
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Dow Jones Industrial Average®	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$6,640	$12,181	$11,604
Jul18	$4,571	$14,465	$13,489
Jul19	$3,837	$15,654	$14,566
Jul20	$2,563	$15,783	$16,308
Jul21	$1,308	$21,275	$22,251
Jul22	$1,303	$20,395	$21,219
Jul23	$1,093	$22,561	$23,980
Jul24	$892	$26,446	$29,292
Jul25	$746	$29,076	$34,076
Jul26	$539	$35,156	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-27.84%	-16.26%	-25.33%
Dow Jones Industrial Average®	20.91%	10.57%	13.40%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$1,435,993
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	28%
Information Technology	17%
Industrials	16%
Health Care	13%
Consumer Discretionary	10%
Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

UltraShort Dow 30 ProFund

Investor Class UWPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Dow 30 ProFund

Service Class UWPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$238	2.78%

How did the Fund perform last year?

UltraShort Dow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 20.91% and a volatility of 12.49%. The Index performance was driven by a broadening equity rally that favored industrial, financial, and other value-oriented companies beyond mega-cap technology.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $488
Dow Jones Industrial Average® $35,156
S&P 500® Index $40,742
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Dow Jones Industrial Average®	S&P 500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$6,567	$12,181	$11,604
Jul18	$4,477	$14,465	$13,489
Jul19	$3,719	$15,654	$14,566
Jul20	$2,458	$15,783	$16,308
Jul21	$1,243	$21,275	$22,251
Jul22	$1,226	$20,395	$21,219
Jul23	$1,021	$22,561	$23,980
Jul24	$825	$26,446	$29,292
Jul25	$683	$29,076	$34,076
Jul26	$488	$35,156	$40,742

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-28.57%	-17.07%	-26.07%
Dow Jones Industrial Average®	20.91%	10.57%	13.40%
S&P 500® Index	19.56%	12.86%	15.08%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$1,435,993
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	28%
Information Technology	17%
Industrials	16%
Health Care	13%
Consumer Discretionary	10%
Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

UltraShort Dow 30 ProFund

Service Class UWPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Emerging Markets ProFund

Investor Class UVPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$147	1.78%

How did the Fund perform last year?

UltraShort Emerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Emerging 50 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 19.84% and a volatility of 22.20%. The Index performance was driven by renewed capital inflows to emerging markets, favorable valuations, and strength in commodity-linked economies.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $467
S&P Emerging 50 ADR Index (USD) $24,796
S&P Global 1200 Index $35,513
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Emerging 50 ADR Index (USD)	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000
Jul17	$5,567	$12,861	$11,763
Jul18	$4,714	$13,456	$13,198
Jul19	$4,850	$12,749	$13,705
Jul20	$2,540	$15,002	$14,770
Jul21	$1,492	$17,673	$19,858
Jul22	$1,861	$13,596	$18,258
Jul23	$1,262	$15,737	$20,817
Jul24	$1,157	$16,643	$24,733
Jul25	$716	$20,691	$28,673
Jul26	$467	$24,796	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-34.78%	-20.73%	-26.39%
S&P Emerging 50 ADR Index (USD)	19.84%	7.01%	9.51%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$1,197,376
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Emerging 50 ADR Index (USD) Swap Agreements	(193)%
Total	(193)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	28%
Consumer Discretionary	26%
Financials	19%
Materials	8%
Communication Services	7%
Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Emerging Markets ProFund

Investor Class UVPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Emerging Markets ProFund

Service Class UVPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$228	2.78%

How did the Fund perform last year?

UltraShort Emerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Emerging 50 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 19.84% and a volatility of 22.20%. The Index performance was driven by renewed capital inflows to emerging markets, favorable valuations, and strength in commodity-linked economies.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $421
S&P Emerging 50 ADR Index (USD) $24,796
S&P Global 1200 Index $35,513
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Emerging 50 ADR Index (USD)	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000
Jul17	$5,516	$12,861	$11,763
Jul18	$4,628	$13,456	$13,198
Jul19	$4,712	$12,749	$13,705
Jul20	$2,446	$15,002	$14,770
Jul21	$1,421	$17,673	$19,858
Jul22	$1,755	$13,596	$18,258
Jul23	$1,179	$15,737	$20,817
Jul24	$1,069	$16,643	$24,733
Jul25	$654	$20,691	$28,673
Jul26	$421	$24,796	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-35.63%	-21.60%	-27.15%
S&P Emerging 50 ADR Index (USD)	19.84%	7.01%	9.51%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$1,197,376
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Emerging 50 ADR Index (USD) Swap Agreements	(193)%
Total	(193)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	28%
Consumer Discretionary	26%
Financials	19%
Materials	8%
Communication Services	7%
Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Emerging Markets ProFund

Service Class UVPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort International ProFund

Investor Class UXPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$147	1.78%

How did the Fund perform last year?

UltraShort International ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 24.33% and a volatility of 13.74%. The Index performance was driven by stronger international equities, supported by fiscal spending, resilient earnings, and broadening investor demand outside the U.S.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $1,079
MSCI EAFE Index $24,401
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	MSCI EAFE Index
Jul16	$10,000	$10,000
Jul17	$6,859	$11,777
Jul18	$5,955	$12,531
Jul19	$6,250	$12,205
Jul20	$4,895	$12,001
Jul21	$2,604	$15,638
Jul22	$3,085	$13,399
Jul23	$2,297	$15,650
Jul24	$2,039	$17,404
Jul25	$1,656	$19,626
Jul26	$1,079	$24,401

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-34.82%	-16.15%	-19.96%
MSCI EAFE Index	24.33%	9.31%	9.33%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$1,684,725
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	(202)%
Total	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	27%
Industrials	19%
Health Care	10%
Information Technology	10%
Consumer Discretionary	8%
Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

UltraShort International ProFund

Investor Class UXPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort International ProFund

Service Class UXPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$229	2.78%

How did the Fund perform last year?

UltraShort International ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 24.33% and a volatility of 13.74%. The Index performance was driven by stronger international equities, supported by fiscal spending, resilient earnings, and broadening investor demand outside the U.S.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $984
MSCI EAFE Index $24,401
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	MSCI EAFE Index
Jul16	$10,000	$10,000
Jul17	$6,792	$11,777
Jul18	$5,843	$12,531
Jul19	$6,070	$12,205
Jul20	$4,706	$12,001
Jul21	$2,479	$15,638
Jul22	$2,908	$13,399
Jul23	$2,143	$15,650
Jul24	$1,880	$17,404
Jul25	$1,513	$19,626
Jul26	$984	$24,401

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-34.97%	-16.88%	-20.70%
MSCI EAFE Index	24.33%	9.31%	9.33%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$1,684,725
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	(202)%
Total	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	27%
Industrials	19%
Health Care	10%
Information Technology	10%
Consumer Discretionary	8%
Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

UltraShort International ProFund

Service Class UXPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Japan ProFund

Investor Class UKPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$120	1.79%

How did the Fund perform last year?

UltraShort Japan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index had a total return of 50.72%, as measured in unhedged U.S. dollar terms, or 59.40% in local (Japanese yen) terms and a volatility of 28.23%. The Index performance was driven by strength in AI-related technology, corporate reform, a weak Japanese yen, and increased foreign investor interest in Japanese equities.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $175
Nikkei 225 Stock Average - USD $30,266
Nikkei 225 Stock Average - JPY $47,128
S&P Global 1200 Index $35,513
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Nikkei 225 Stock Average - USD	Nikkei 225 Stock Average - JPY	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000	$10,000
Jul17	$6,248	$11,360	$12,255	$11,763
Jul18	$4,336	$12,944	$14,139	$13,198
Jul19	$4,281	$12,990	$13,782	$13,705
Jul20	$2,942	$13,731	$14,200	$14,770
Jul21	$1,659	$16,906	$18,135	$19,858
Jul22	$1,347	$14,468	$18,845	$18,258
Jul23	$896	$16,560	$22,995	$20,817
Jul24	$642	$18,767	$27,608	$24,733
Jul25	$515	$20,082	$29,567	$28,673
Jul26	$175	$30,266	$47,128	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-66.04%	-36.23%	-33.28%
Nikkei 225 Stock Average - USD	50.72%	12.35%	11.71%
Nikkei 225 Stock Average - JPY	59.40%	21.05%	16.77%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$2,157,537
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	(28)%
Nikkei 225 Index Futures Contracts	(176)%
Total	(204)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	36%
Consumer Discretionary	18%
Industrials	17%
Communication Services	11%
Health Care	6%
Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

UltraShort Japan ProFund

Investor Class UKPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Japan ProFund

Service Class UKPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$186	2.79%

How did the Fund perform last year?

UltraShort Japan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index had a total return of 50.72%, as measured in unhedged U.S. dollar terms, or 59.40% in local (Japanese yen) terms and a volatility of 28.23%. The Index performance was driven by strength in AI-related technology, corporate reform, a weak Japanese yen, and increased foreign investor interest in Japanese equities.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $165
Nikkei 225 Stock Average - USD $30,266
Nikkei 225 Stock Average - JPY $47,128
S&P Global 1200 Index $35,513
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Nikkei 225 Stock Average - USD	Nikkei 225 Stock Average - JPY	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000	$10,000
Jul17	$6,184	$11,360	$12,255	$11,763
Jul18	$4,247	$12,944	$14,139	$13,198
Jul19	$4,151	$12,990	$13,782	$13,705
Jul20	$2,828	$13,731	$14,200	$14,770
Jul21	$1,577	$16,906	$18,135	$19,858
Jul22	$1,266	$14,468	$18,845	$18,258
Jul23	$833	$16,560	$22,995	$20,817
Jul24	$591	$18,767	$27,608	$24,733
Jul25	$491	$20,082	$29,567	$28,673
Jul26	$165	$30,266	$47,128	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-66.49%	-36.37%	-33.68%
Nikkei 225 Stock Average - USD	50.72%	12.35%	11.71%
Nikkei 225 Stock Average - JPY	59.40%	21.05%	16.77%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$2,157,537
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	(28)%
Nikkei 225 Index Futures Contracts	(176)%
Total	(204)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	36%
Consumer Discretionary	18%
Industrials	17%
Communication Services	11%
Health Care	6%
Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

UltraShort Japan ProFund

Service Class UKPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Latin America ProFund

Investor Class UFPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.78%

How did the Fund perform last year?

UltraShort Latin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Latin America 35 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 48.91% and a volatility of 20.70%. The Index performance was driven by attractive valuations, favorable policy trends, and strong demand for the region’s commodity and energy exposure.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $261
S&P Latin America 35 ADR Index $23,560
S&P Global 1200 Index $35,513
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Latin America 35 ADR Index	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000
Jul17	$5,405	$12,214	$11,763
Jul18	$4,725	$12,312	$13,198
Jul19	$3,740	$12,791	$13,705
Jul20	$3,748	$8,702	$14,770
Jul21	$1,391	$12,343	$19,858
Jul22	$1,243	$11,701	$18,258
Jul23	$675	$15,061	$20,817
Jul24	$787	$14,106	$24,733
Jul25	$615	$15,822	$28,673
Jul26	$261	$23,560	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-57.53%	-28.44%	-30.55%
S&P Latin America 35 ADR Index	48.91%	13.80%	8.95%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$349,906
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Latin America 35 ADR Index (USD) Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	22%
Materials	22%
Energy	21%
Consumer Staples	9%
Utilities	9%
Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Latin America 35 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Latin America ProFund

Investor Class UFPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Latin America ProFund

Service Class UFPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$196	2.76%

How did the Fund perform last year?

UltraShort Latin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Latin America 35 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 48.91% and a volatility of 20.70%. The Index performance was driven by attractive valuations, favorable policy trends, and strong demand for the region’s commodity and energy exposure.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $237
S&P Latin America 35 ADR Index $23,560
S&P Global 1200 Index $35,513
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Latin America 35 ADR Index	S&P Global 1200 Index
Jul16	$10,000	$10,000	$10,000
Jul17	$5,348	$12,214	$11,763
Jul18	$4,625	$12,312	$13,198
Jul19	$3,623	$12,791	$13,705
Jul20	$3,592	$8,702	$14,770
Jul21	$1,321	$12,343	$19,858
Jul22	$1,169	$11,701	$18,258
Jul23	$628	$15,061	$20,817
Jul24	$726	$14,106	$24,733
Jul25	$564	$15,822	$28,673
Jul26	$237	$23,560	$35,513

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-58.00%	-29.07%	-31.22%
S&P Latin America 35 ADR Index	48.91%	13.80%	8.95%
S&P Global 1200 Index	23.86%	12.33%	13.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$349,906
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Latin America 35 ADR Index (USD) Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	22%
Materials	22%
Energy	21%
Consumer Staples	9%
Utilities	9%
Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Latin America 35 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Latin America ProFund

Service Class UFPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Mid-Cap ProFund

Investor Class UIPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.78%

How did the Fund perform last year?

UltraShort Mid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 20.92% and a volatility of 15.53%. The Index performance was driven by the broadening U.S. equity rally and stronger participation from economically sensitive mid-cap companies.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $567
S&P MidCap 400® Index $28,174
S&P Composite 1500® Index $39,492
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$7,308	$11,469	$11,600
Jul18	$5,455	$13,131	$13,494
Jul19	$5,216	$13,235	$14,444
Jul20	$3,480	$12,767	$15,947
Jul21	$1,417	$18,765	$21,930
Jul22	$1,354	$17,695	$20,890
Jul23	$1,074	$19,549	$23,540
Jul24	$862	$22,560	$28,618
Jul25	$810	$23,299	$32,919
Jul26	$567	$28,174	$39,492

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-30.05%	-16.75%	-24.95%
S&P MidCap 400® Index	20.92%	8.47%	10.91%
S&P Composite 1500® Index	19.97%	12.48%	14.72%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$389,095
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	25%
Financials	16%
Information Technology	14%
Consumer Discretionary	10%
Health Care	10%
Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Mid-Cap ProFund

Investor Class UIPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Mid-Cap ProFund

Service Class UIPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$236	2.78%

How did the Fund perform last year?

UltraShort Mid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 20.92% and a volatility of 15.53%. The Index performance was driven by the broadening U.S. equity rally and stronger participation from economically sensitive mid-cap companies.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $521
S&P MidCap 400® Index $28,174
S&P Composite 1500® Index $39,492
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$7,252	$11,469	$11,600
Jul18	$5,367	$13,131	$13,494
Jul19	$5,077	$13,235	$14,444
Jul20	$3,355	$12,767	$15,947
Jul21	$1,355	$18,765	$21,930
Jul22	$1,284	$17,695	$20,890
Jul23	$1,006	$19,549	$23,540
Jul24	$799	$22,560	$28,618
Jul25	$747	$23,299	$32,919
Jul26	$521	$28,174	$39,492

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-30.23%	-17.40%	-25.58%
S&P MidCap 400® Index	20.92%	8.47%	10.91%
S&P Composite 1500® Index	19.97%	12.48%	14.72%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$389,095
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	25%
Financials	16%
Information Technology	14%
Consumer Discretionary	10%
Health Care	10%
Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Mid-Cap ProFund

Service Class UIPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Nasdaq-100 ProFund

Investor Class USPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$144	1.74%

How did the Fund perform last year?

UltraShort Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 22.58% and a volatility of 19.30%. The Index performance was driven by strong AI and cloud-related earnings and investment, tempered late in the period by valuation concerns in technology.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $81
Nasdaq-100® Index $65,413
Nasdaq Composite Index $53,631
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul16	$10,000	$10,000	$10,000
Jul17	$6,108	$12,581	$12,441
Jul18	$3,744	$15,639	$15,194
Jul19	$2,904	$17,161	$16,371
Jul20	$1,022	$24,090	$21,738
Jul21	$451	$33,289	$29,896
Jul22	$454	$29,027	$25,426
Jul23	$278	$35,637	$29,701
Jul24	$192	$44,165	$36,718
Jul25	$124	$53,363	$44,375
Jul26	$81	$65,413	$53,631

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-34.14%	-28.99%	-38.19%
Nasdaq-100® Index	22.58%	14.47%	20.66%
Nasdaq Composite Index	20.86%	12.40%	18.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$14,865,424
Number of Holdings*	6
Net Investment Advisory Fees	$117,564
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(185)%
E-mini Nasdaq-100 Index Futures Contracts	(15)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	57%
Communication Services	14%
Consumer Discretionary	11%
Consumer Staples	7%
Health Care	4%
Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

UltraShort Nasdaq-100 ProFund

Investor Class USPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Nasdaq-100 ProFund

Service Class USPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$226	2.74%

How did the Fund perform last year?

UltraShort Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 22.58% and a volatility of 19.30%. The Index performance was driven by strong AI and cloud-related earnings and investment, tempered late in the period by valuation concerns in technology.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $74
Nasdaq-100® Index $65,413
Nasdaq Composite Index $53,631
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul16	$10,000	$10,000	$10,000
Jul17	$6,053	$12,581	$12,441
Jul18	$3,678	$15,639	$15,194
Jul19	$2,827	$17,161	$16,371
Jul20	$987	$24,090	$21,738
Jul21	$430	$33,289	$29,896
Jul22	$428	$29,027	$25,426
Jul23	$260	$35,637	$29,701
Jul24	$178	$44,165	$36,718
Jul25	$113	$53,363	$44,375
Jul26	$74	$65,413	$53,631

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-34.76%	-29.71%	-38.79%
Nasdaq-100® Index	22.58%	14.47%	20.66%
Nasdaq Composite Index	20.86%	12.40%	18.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$14,865,424
Number of Holdings*	6
Net Investment Advisory Fees	$117,564
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(185)%
E-mini Nasdaq-100 Index Futures Contracts	(15)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	57%
Communication Services	14%
Consumer Discretionary	11%
Consumer Staples	7%
Health Care	4%
Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

UltraShort Nasdaq-100 ProFund

Service Class USPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Small-Cap ProFund

Investor Class UCPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$138	1.78%

How did the Fund perform last year?

UltraShort Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 34.18% and a volatility of 19.27%. The Index performance was driven by a sustained rotation into small caps, broad industry participation, and improving earnings expectations.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $398
Russell 2000® Index $27,483
Russell 3000® Index $38,932
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Russell 2000® Index	Russell 3000® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$6,622	$11,845	$11,613
Jul18	$4,505	$14,064	$13,517
Jul19	$4,650	$13,443	$14,470
Jul20	$3,048	$12,826	$16,052
Jul21	$1,101	$19,491	$22,268
Jul22	$1,221	$16,705	$20,631
Jul23	$985	$18,027	$23,240
Jul24	$765	$20,596	$28,138
Jul25	$727	$20,481	$32,551
Jul26	$398	$27,483	$38,932

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-45.24%	-18.42%	-27.56%
Russell 2000® Index	34.18%	7.11%	10.64%
Russell 3000® Index	19.60%	11.82%	14.56%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$2,442,734
Number of Holdings*	6
Net Investment Advisory Fees	$8,715
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(191)%
CME E-mini Russell 2000 Index Futures Contracts	(12)%
Total	(203)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Health Care	20%
Financials	20%
Industrials	14%
Information Technology	13%
Consumer Discretionary	9%
Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

UltraShort Small-Cap ProFund

Investor Class UCPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Small-Cap ProFund

Service Class UCPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$205	2.64%

How did the Fund perform last year?

UltraShort Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 34.18% and a volatility of 19.27%. The Index performance was driven by a sustained rotation into small caps, broad industry participation, and improving earnings expectations.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $365
Russell 2000® Index $27,483
Russell 3000® Index $38,932
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Russell 2000® Index	Russell 3000® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$6,554	$11,845	$11,613
Jul18	$4,417	$14,064	$13,517
Jul19	$4,512	$13,443	$14,470
Jul20	$2,930	$12,826	$16,052
Jul21	$1,049	$19,491	$22,268
Jul22	$1,151	$16,705	$20,631
Jul23	$916	$18,027	$23,240
Jul24	$704	$20,596	$28,138
Jul25	$663	$20,481	$32,551
Jul26	$365	$27,483	$38,932

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-44.95%	-19.02%	-28.18%
Russell 2000® Index	34.18%	7.11%	10.64%
Russell 3000® Index	19.60%	11.82%	14.56%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$2,442,734
Number of Holdings*	6
Net Investment Advisory Fees	$8,715
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(191)%
CME E-mini Russell 2000 Index Futures Contracts	(12)%
Total	(203)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Health Care	20%
Financials	20%
Industrials	14%
Information Technology	13%
Consumer Discretionary	9%
Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

UltraShort Small-Cap ProFund

Service Class UCPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraSmall-Cap ProFund

Investor Class UAPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$197	1.50%

How did the Fund perform last year?

UltraSmall-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 34.18% and a volatility of 19.27%. The Index performance was driven by a sustained rotation into small caps, broad industry participation, and improving earnings expectations.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $26,427
Russell 2000® Index $27,483
Russell 3000® Index $38,932
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Russell 2000® Index	Russell 3000® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$13,373	$11,845	$11,613
Jul18	$17,729	$14,064	$13,517
Jul19	$14,956	$13,443	$14,470
Jul20	$10,790	$12,826	$16,052
Jul21	$23,113	$19,491	$22,268
Jul22	$15,508	$16,705	$20,631
Jul23	$16,063	$18,027	$23,240
Jul24	$18,704	$20,596	$28,138
Jul25	$16,206	$20,481	$32,551
Jul26	$26,427	$27,483	$38,932

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	63.07%	2.72%	10.21%
Russell 2000® Index	34.18%	7.11%	10.64%
Russell 3000® Index	19.60%	11.82%	14.56%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$57,249,003
Number of Holdings*	1,969
Net Investment Advisory Fees	$420,624
Portfolio Turnover	95%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	70%
iShares Russell 2000 ETF Swap Agreements	33%
Russell 2000 Index Swap Agreeements	84%
CME E-mini Russell 2000 Index Futures Contracts	15%
Total	202%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Health Care	20%
Financials	20%
Industrials	14%
Information Technology	13%
Consumer Discretionary	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Moog, Inc. - Class A	0.3%
Hut 8 Corp.	0.3%
UMB Financial Corp.	0.3%
Cytokinetics, Inc.	0.2%
Viasat, Inc.	0.2%

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

UltraSmall-Cap ProFund

Investor Class UAPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraSmall-Cap ProFund

Service Class UAPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$327	2.50%

How did the Fund perform last year?

UltraSmall-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 34.18% and a volatility of 19.27%. The Index performance was driven by a sustained rotation into small caps, broad industry participation, and improving earnings expectations.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $23,921
Russell 2000® Index $27,483
Russell 3000® Index $38,932
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	Russell 2000® Index	Russell 3000® Index
Jul16	$10,000	$10,000	$10,000
Jul17	$13,243	$11,845	$11,613
Jul18	$17,367	$14,064	$13,517
Jul19	$14,507	$13,443	$14,470
Jul20	$10,362	$12,826	$16,052
Jul21	$21,975	$19,491	$22,268
Jul22	$14,601	$16,705	$20,631
Jul23	$14,970	$18,027	$23,240
Jul24	$17,259	$20,596	$28,138
Jul25	$14,811	$20,481	$32,551
Jul26	$23,921	$27,483	$38,932

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	61.51%	1.71%	9.11%
Russell 2000® Index	34.18%	7.11%	10.64%
Russell 3000® Index	19.60%	11.82%	14.56%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$57,249,003
Number of Holdings*	1,969
Net Investment Advisory Fees	$420,624
Portfolio Turnover	95%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	70%
iShares Russell 2000 ETF Swap Agreements	33%
Russell 2000 Index Swap Agreeements	84%
CME E-mini Russell 2000 Index Futures Contracts	15%
Total	202%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Health Care	20%
Financials	20%
Industrials	14%
Information Technology	13%
Consumer Discretionary	9%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Moog, Inc. - Class A	0.3%
Hut 8 Corp.	0.3%
UMB Financial Corp.	0.3%
Cytokinetics, Inc.	0.2%
Viasat, Inc.	0.2%

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

UltraSmall-Cap ProFund

Service Class UAPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

U.S. Government Plus ProFund

Investor Class GVPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$167	1.70%

How did the Fund perform last year?

U.S. Government Plus ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30 Year Total Return Index, had a total return of -0.83% and a volatility of 8.89%. The Index performance was driven by rising long-term Treasury yields amid persistent inflation, fiscal concerns, and higher term premiums.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $5,293
S&P U.S. Treasury Bond Current 30-Year Total Retun Index $7,316
Bloomberg U.S. Aggregate Bond Index $11,431
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P U.S. Treasury Bond Current 30-Year Total Retun Index	Bloomberg U.S. Aggregate Bond Index
Jul16	$10,000	$10,000	$10,000
Jul17	$8,418	$8,790	$9,949
Jul18	$8,168	$8,705	$9,869
Jul19	$9,519	$9,989	$10,666
Jul20	$13,657	$13,665	$11,746
Jul21	$10,998	$11,634	$11,664
Jul22	$8,055	$9,213	$10,600
Jul23	$6,422	$7,892	$10,243
Jul24	$6,053	$7,743	$10,766
Jul25	$5,506	$7,378	$11,130
Jul26	$5,293	$7,316	$11,431

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-3.88%	-13.61%	-6.16%
S&P U.S. Treasury Bond Current 30-Year Total Retun Index	-0.83%	-8.86%	-3.08%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$2,268,884
Number of Holdings*	6
Investment Advisory Fees	$6,227
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 5.00%, due 5/15/56 Swap Agreements	124%
Total	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Government Plus ProFund

Investor Class GVPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

U.S. Government Plus ProFund

Service Class GVPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$264	2.70%

How did the Fund perform last year?

U.S. Government Plus ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30 Year Total Return Index, had a total return of -0.83% and a volatility of 8.89%. The Index performance was driven by rising long-term Treasury yields amid persistent inflation, fiscal concerns, and higher term premiums.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $4,791
S&P U.S. Treasury Bond Current 30-Year Total Retun Index $7,316
Bloomberg U.S. Aggregate Bond Index $11,431
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P U.S. Treasury Bond Current 30-Year Total Retun Index	Bloomberg U.S. Aggregate Bond Index
Jul16	$10,000	$10,000	$10,000
Jul17	$8,331	$8,790	$9,949
Jul18	$8,002	$8,705	$9,869
Jul19	$9,227	$9,989	$10,666
Jul20	$13,112	$13,665	$11,746
Jul21	$10,452	$11,634	$11,664
Jul22	$7,578	$9,213	$10,600
Jul23	$5,977	$7,892	$10,243
Jul24	$5,584	$7,743	$10,766
Jul25	$5,032	$7,378	$11,130
Jul26	$4,791	$7,316	$11,431

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	-4.79%	-14.45%	-7.09%
S&P U.S. Treasury Bond Current 30-Year Total Retun Index	-0.83%	-8.86%	-3.08%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$2,268,884
Number of Holdings*	6
Investment Advisory Fees	$6,227
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 5.00%, due 5/15/56 Swap Agreements	124%
Total	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Government Plus ProFund

Service Class GVPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Utilities UltraSector ProFund

Investor Class UTPIX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$189	1.85%

How did the Fund perform last year?

Utilities UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Utilities Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 6.41% and a volatility of 15.21%. The Index performance was driven by accelerating electricity demand from AI data centers and increased investment in power infrastructure.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $21,841
S&P Utilities Select Sector Index $23,544
S&P Total Market Index $38,765
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Utilities Select Sector Index	S&P Total Market Index
Jul16	$10,000	$10,000	$10,000
Jul17	$10,632	$10,570	$11,615
Jul18	$10,856	$10,869	$13,524
Jul19	$12,951	$12,666	$14,457
Jul20	$12,530	$13,404	$16,019
Jul21	$14,391	$15,017	$22,254
Jul22	$17,231	$17,356	$20,522
Jul23	$14,775	$16,238	$23,113
Jul24	$16,556	$18,245	$27,990
Jul25	$21,001	$22,125	$32,393
Jul26	$21,841	$23,544	$38,765

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	4.00%	8.70%	8.13%
S&P Utilities Select Sector Index	6.41%	9.41%	8.94%
S&P Total Market Index	19.67%	11.74%	14.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$7,837,745
Number of Holdings*	37
Net Investment Advisory Fees	$148,475
Portfolio Turnover	822%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	84%
S&P Utilities Select Sector Index Swap Agreements	66%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Electric Utilities	66%
Multi-Utilities	26%
Independent Power and Renewable Electricity Producers	4%
Gas Utilities	2%
Water Utilities	2%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NextEra Energy, Inc.	11.1%
The Southern Co.	6.5%
Duke Energy Corp.	6.0%
Constellation Energy Corp.	5.1%
American Electric Power Co., Inc.	4.2%

"Standard & Poor's®", "S&P®" and "S&P Utilities Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Utilities UltraSector ProFund

Investor Class UTPIX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Utilities UltraSector ProFund

Service Class UTPSX

Annual Shareholder Report — July 31, 2026

Fund Overview

This Annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$289	2.85%

How did the Fund perform last year?

Utilities UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Utilities Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2026, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 6.41% and a volatility of 15.21%. The Index performance was driven by accelerating electricity demand from AI data centers and increased investment in power infrastructure.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2016 through July 31, 2026

Fund $19,813
S&P Utilities Select Sector Index $23,544
S&P Total Market Index $38,765
$40,000
$30,000
$20,000
$10,000
$0
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25
Jul26

Table Summary
	Fund	S&P Utilities Select Sector Index	S&P Total Market Index
Jul16	$10,000	$10,000	$10,000
Jul17	$10,524	$10,570	$11,615
Jul18	$10,638	$10,869	$13,524
Jul19	$12,574	$12,666	$14,457
Jul20	$12,059	$13,404	$16,019
Jul21	$13,720	$15,017	$22,254
Jul22	$16,264	$17,356	$20,522
Jul23	$13,806	$16,238	$23,113
Jul24	$15,321	$18,245	$27,990
Jul25	$19,236	$22,125	$32,393
Jul26	$19,813	$23,544	$38,765

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Table Summary
	1 Year	5 Years	10 Years
Fund NAV	3.00%	7.63%	7.08%
S&P Utilities Select Sector Index	6.41%	9.41%	8.94%
S&P Total Market Index	19.67%	11.74%	14.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$7,837,745
Number of Holdings*	37
Net Investment Advisory Fees	$148,475
Portfolio Turnover	822%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	84%
S&P Utilities Select Sector Index Swap Agreements	66%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Table Summary
Sector	Weight
Electric Utilities	66%
Multi-Utilities	26%
Independent Power and Renewable Electricity Producers	4%
Gas Utilities	2%
Water Utilities	2%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NextEra Energy, Inc.	11.1%
The Southern Co.	6.5%
Duke Energy Corp.	6.0%
Constellation Energy Corp.	5.1%
American Electric Power Co., Inc.	4.2%

"Standard & Poor's®", "S&P®" and "S&P Utilities Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Utilities UltraSector ProFund

Service Class UTPSX

Annual Shareholder Report — July 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Michael C. Wachs and William D. Fertig, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)            Audit Fees:

2026 $897,125

2025 $870,975

The fees relate to the audit of the registrant’s annual financial statements and the review of the annual post-effective registration statements paid to KPMG LLP.

(b)           Audit-Related Fees:

2025 $0

2024 $0

(c)            Tax Fees:

2026 $396,514

2025 $375,953

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to KPMG LLP.

(d)           All Other Fees:

2025 $0

2024 $0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)       No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable as less than 50%.

(g)           2026 $396,514

2025 $375,953

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)           Not applicable.

(i)             Not applicable.

(j)             Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)            The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial
Statements and
Other Information

July 31, 2026

Investor
Bitcoin ProFund	BTCFX
Ether ProFund	ETHFX
Short Bitcoin ProFund	BITIX

Consolidated Schedules of Portfolio Investments
2	Bitcoin ProFund
3	Ether ProFund
4	Short Bitcoin ProFund
5	Consolidated Statements of Assets and Liabilities
7	Consolidated Statements of Operations
9	Consolidated Statements of Changes in Net Assets
13	Consolidated Statements of Cash Flows
15	Consolidated Financial Highlights
19	Notes to Consolidated Financial Statements
35	Report of Independent Registered Public Accounting Firm
37	Form N-CSR – Items 8‑11 (unaudited)

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Consolidated Schedules of Portfolio Investments

2  ::  Bitcoin ProFund  ::  Consolidated Schedule of Portfolio Investments  ::  July 31, 2026

U.S. Treasury Obligations (64.5%)

	Principal Amount		Value
U.S. Treasury Bills, 2.62%(a), 8/11/26(b)		$205,000,000		$204,835,925
TOTAL U.S. TREASURY OBLIGATIONS (Cost $204,795,000)				204,835,925

Repurchase Agreements (6.8%)

Repurchase Agreements with UMB Bank, N.A.,3.55%, dated 7/31/26, due 8/3/26, total to be received $21,596,117 (Collateralized by U.S. Treasury Notes, 4.00%, due 3/1/28, total value $22,021,525)	21,589,730	21,589,730
TOTAL REPURCHASE AGREEMENTS (Cost $21,589,730)		21,589,730
TOTAL INVESTMENT SECURITIES (Cost $226,384,730)—71.3%		226,425,655
Reverse Repurchase Agreements including accrued interest—(64.5)%		(204,857,280)
Net other assets (liabilities)—93.2%		295,980,194
NET ASSETS—100.0%		$317,548,569
(a)
Reflects the effective yield or interest rate in effect at July 31, 2026.
(b)
$204,835,925 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	1,007	8/31/26	$317,859,550		$(6,916,675)

See accompanying notes to the consolidated financial statements.

July 31, 2026  ::  Consolidated Schedule of Portfolio Investments  ::  Ether ProFund  ::  3

U.S. Treasury Obligations (64.1%)

	Principal Amount		Value
U.S. Treasury Bills, 2.62%(a), 8/11/26(b)		$5,700,000		$5,695,440
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,694,302)				5,695,440

Repurchase Agreements (4.5%)

Repurchase Agreements with UMB Bank, N.A.,3.55%, dated 7/31/26, due 8/3/26, total to be received $403,343 (Collateralized by U.S. Treasury Notes, 4.00%, due 3/1/28, total value $411,333)	403,223	403,223
TOTAL REPURCHASE AGREEMENTS (Cost $403,223)		403,223
TOTAL INVESTMENT SECURITIES (Cost $6,097,525)—68.6%		6,098,663
Reverse Repurchase Agreements including accrued interest—(64.1)%		(5,696,032)
Net other assets (liabilities)—95.5%		8,482,050
NET ASSETS—100.0%		$8,884,681
(a)
Reflects the effective yield or interest rate in effect at July 31, 2026.
(b)
$5,695,440 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
CME Ether Futures Contracts	94	8/31/26			$8,798,400	$(277,300)
CME Micro Ether Futures Contracts	456	8/31/26		85,363		(1,207)
				$8,883,763		$(278,507)

See accompanying notes to the consolidated financial statements.

4  ::  Short Bitcoin ProFund  ::  Consolidated Schedule of Portfolio Investments  ::  July 31, 2026

U.S. Treasury Obligations (60.1%)

	Principal Amount		Value
U.S. Treasury Bills, 2.62%(a), 8/11/26(b)		$1,900,000		$1,898,480
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,898,101)				1,898,480

Repurchase Agreements (29.4%)

Repurchase Agreements with UMB Bank, N.A.,3.55%, dated 7/31/26, due 8/3/26, total to be received $929,334 (Collateralized by U.S. Treasury Notes, 4.00%, due 3/1/28, total value $947,728)	929,059	929,059
TOTAL REPURCHASE AGREEMENTS (Cost $929,059)		929,059
TOTAL INVESTMENT SECURITIES (Cost $2,827,160)—89.5%		2,827,539
Reverse Repurchase Agreements including accrued interest—(60.1)%		(1,898,677)
Net other assets (liabilities)—70.6%		2,227,546
NET ASSETS—100.0%		$3,156,408
(a)
Reflects the effective yield or interest rate in effect at July 31, 2026.
(b)
$1,898,480 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	9	8/31/26		$(2,840,850)		$87,975
CME Micro Bitcoin Futures Contracts	50	8/31/26		(315,650)	7,667
				$(3,156,500)	$95,642

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Assets and Liabilities

6  ::  Consolidated Statements of Assets and Liabilities  ::  July 31, 2026

	Bitcoin ProFund	Ether ProFund	Short Bitcoin ProFund
ASSETS:
Total Investment Securities, at cost	$226,384,730	$6,097,525		$2,827,160
Securities, at value	204,835,925	5,695,440		1,898,480
Repurchase agreements, at value	21,589,730	403,223		929,059
Total Investment Securities, at value	226,425,655	6,098,663		2,827,539
Cash	218,128,291	5,878,822		1,916,961
Segregated cash balances for futures
contracts with brokers	87,939,728	2,916,570		1,013,754
Interest receivable	164,439	6,163		1,840
Receivable for capital shares issued	782,700	5,411		68,763
Due from Advisor under an expense
limitation agreement	—	—		2,009
Variation margin on futures contracts	—	—		115,285
Prepaid expenses	36,520	17,139		11,812
TOTAL ASSETS	533,477,333	14,922,768		5,957,963
LIABILITIES:
Reverse repurchase agreements, including accrued interest	204,857,280	5,696,032		1,898,677
Payable to broker for futures transactions	19,256	1,777		512
Payable for capital shares redeemed	782,932	50,697		894,030
Variation margin on futures contracts	9,843,425	278,487		—
Advisory fees payable	136,024	1,890		—
Management services fees payable	46,089	594		—
Administration and fund accounting fees payable	38,286	1,399		785
Transfer agent fees payable	13,600	370		196
Trustee fees payable	54	1		—
Compliance services fees payable	582	15		6
Service fees payable	886	24		9
Other accrued expenses	190,350	6,801		7,340
TOTAL LIABILITIES	215,928,764	6,038,087		2,801,555
Commitments and contingencies (Note 4)
NET ASSETS	$317,548,569	$8,884,681		$3,156,408
NET ASSETS CONSIST OF:
Capital	$500,266,114	$15,254,007		$2,329,436
Total distributable earnings (loss)	(182,717,545)	(6,369,326)		826,972
NET ASSETS	$317,548,569	$8,884,681		$3,156,408
NET ASSETS:
Investor Class	$317,548,569	$8,884,681		$3,156,408
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	23,040,107	602,526		108,258
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$13.78	$14.75		$29.16

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Operations

8  ::  Consolidated Statements of Operations  ::  For the Periods Indicated

Bitcoin ProFund	Ether ProFund	Short Bitcoin ProFund
Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026
INVESTMENT INCOME:
Interest	$14,422,766	$241,386	$65,324
TOTAL INVESTMENT INCOME	14,422,766	241,386	65,324
EXPENSES:
Advisory fees	2,066,289	60,689	9,975
Management services fees	688,763	12,138	3,325
Administration and fund accounting fees	526,942	14,045	7,515
Transfer agency fees	133,446	2,559	867
Administrative services fees	602,696	5,428	2,916
Registration and filing fees	86,888	39,700	18,343
Custody fees	73,677	1,734	3,386
Trustee fees	5,731	88	24
Compliance service fees	1,872	45	13
Licensing fees	—	—	6,571
Service fees	12,550	230	68
Interest expense	331,086	7,084	1,369
Other fees	362,909	11,962	6,409
Recoupment of prior expenses reduced by Advisor	119,000	3,178	—
Total Gross Expenses before reductions	5,011,849	158,880	60,781
Expenses reduced and reimbursed by the Advisor	(26,424)	(33,056)	(34,959)
Fees paid indirectly	(32,347)	(723)	(73)
TOTAL NET EXPENSES	4,953,078	125,101	25,749
NET INVESTMENT INCOME (LOSS)	9,469,688	116,285	39,575
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(12,657)	(392)	(86)
Net realized gains (losses) on futures contracts	(319,016,328)	(6,426,637)	1,145,072
Change in net unrealized appreciation/depreciation on investment securities	51,387	1,174	394
Change in net unrealized appreciation/depreciation on futures contracts	2,760,725	(258,054)	69,046
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(316,216,873)	(6,683,909)	1,214,426
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(306,747,185)	$(6,567,624)	$1,254,001

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Changes in Net Assets

10  ::  Consolidated Statements of Changes in Net Assets  ::  For the Periods Indicated

Bitcoin ProFund	Ether ProFund
Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	February 25, 2025 through July 31, 2025(a)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$9,469,688	$10,555,111	$116,285	$6,718
Net realized gains (losses) on investments	(319,028,985)	197,112,085	(6,427,029)	696,082
Change in unrealized appreciation/depreciation on investments	2,812,112	(2,168,161)	(256,880)	(20,489)
Change in net assets resulting from operations	(306,747,185)	205,499,035	(6,567,624)	682,311
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(98,207,238)	(105,649,638)	(818,280)	(9,743)
Change in net assets resulting from distributions	(98,207,238)	(105,649,638)	(818,280)	(9,743)
Change in net assets resulting from capital transactions	97,354,144	273,260,543	12,983,163	2,614,854
Change in net assets	(307,600,279)	373,109,940	5,597,259	3,287,422
NET ASSETS:
Beginning of year	625,148,848	252,038,908	3,287,422	—
End of year	$317,548,569	$625,148,848	$8,884,681	$3,287,422
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$531,864,333	$658,735,858	$30,804,058	$5,535,951
Distributions reinvested	97,890,442	105,394,197	816,947	9,683
Value of shares redeemed	(532,400,631)	(490,869,512)	(18,637,842)	(2,930,780)
Change in net assets resulting from capital transactions	$97,354,144	$273,260,543	$12,983,163	$2,614,854
SHARE TRANSACTIONS:
Investor Class
Issued	25,827,342	22,921,286	1,300,584	190,864
Reinvested	3,891,466	3,834,654	26,975	394
Redeemed	(26,326,237)	(17,269,784)	(817,743)	(98,548)
Change in shares	3,392,571	9,486,156	509,816	92,710
(a)
Period from commencement of operations.

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

For the Periods Indicated  ::  Consolidated Statements of Changes in Net Assets  ::  11

	Short Bitcoin ProFund
	Year Ended July 31, 2026	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$39,575	$21,726
Net realized gains (losses) on investments	1,144,986	(552,973)
Change in unrealized appreciation/depreciation on investments	69,440	26,871
Change in net assets resulting from operations	1,254,001	(504,376)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(420,405)	(18,310)
Change in net assets resulting from distributions	(420,405)	(18,310)
Change in net assets resulting from capital transactions	1,146,276	1,397,872
Change in net assets	1,979,872	875,186
NET ASSETS:
Beginning of year	1,176,536	301,350
End of year	$3,156,408	$1,176,536
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$44,826,330	$29,162,421
Distributions reinvested	420,384	18,084
Value of shares redeemed	(44,100,438)	(27,782,633)
Change in net assets resulting from capital transactions	$1,146,276	$1,397,872
SHARE TRANSACTIONS:
Investor Class
Issued	1,676,724	946,579
Reinvested	14,252	643
Redeemed	(1,638,776)	(897,711)
Change in shares	52,200	49,511

See accompanying notes to the consolidated financial statements.

This Page Intentionally Left Blank

Consolidated Statements of
Cash Flows

14  ::  Consolidated Statements of Cash Flows  ::  For the Periods Indicated

Bitcoin ProFund	Ether ProFund	Short Bitcoin ProFund
Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026
Cash Flows from Operating Activities:
Change in net assets resulting from operations	$(306,747,185)	$(6,567,624)	$1,254,001
Less: Net realized gains (losses) on investment securities	12,657	392	86
Less: Change in net unrealized appreciation/depreciation on investment securities	(51,387)	(1,174)	(394)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities
Proceeds from (purchase of) short-term investments, net	195,187,139	(4,025,871)	(2,016,938)
Amortization (accretion) of premiums and discounts, net	(1,439,554)	(7,760)	(1,699)
(Increase) decrease in:
Due from Advisor under an expense limitation agreement	—	4,915	2,208
Interest receivable	269,801	(4,205)	(916)
Variation margin receivable on futures contracts	—	—	(113,435)
Prepaid expenses	7,433	(23,294)	(8,528)
Increase (decrease) in:
Interest payable (on reverse repurchase agreements)	(16,412)	372	109
Payable to broker for futures transactions	(74,137)	1,321	298
Variation margin payable on futures contracts	8,858,300	257,831	—
Advisor fees payable	(276,977)	1,890	—
Management fees payable	(91,577)	594	—
Administration and fund accounting fees payable	(30,044)	751	218
Transfer agency fees payable	(14,826)	202	104
Compliance services fees payable	(80)	13	5
Service fees payable	11,468	231	68
Trustee fees payable	15	1	—
Other accrued expenses	(66,043)	12,375	9,812
Net cash provided by (used in) operating activities	$(104,461,409)	$(10,349,040)	$(875,001)
Cash Flows from Financing Activities:
Proceeds from reverse repurchase agreements	1,932,613,900	44,345,865	9,069,161
(Repayments of) reverse repurchase agreements	(2,027,315,900)	(40,397,730)	(7,869,603)
Proceeds from capital shares issued	532,626,433	31,253,540	44,757,817
Cash paid for capital shares redeemed	(533,390,163)	(18,899,648)	(43,206,549)
Cash distributions paid to shareholders	(316,796)	(1,333)	(21)
Net cash provided by (used in) financing activities	$(95,782,526)	$16,300,694	$2,750,805
Net Increase (Decrease) in Cash and Segregated Cash Balances for Futures Contracts with Brokers	(200,243,935)	5,951,654	1,875,804
Cash and segregated cash balances for futures contracts with brokers at the beginning of period	506,311,954	2,843,738	1,054,911
Cash and segregated cash balances for futures contracts with brokers at the end of period	$306,068,019	$8,795,392	$2,930,715
The following table provides a reconciliation of cash and segregated cash balances for futures contracts with brokers to the consolidated statements of assets and liabilities:
Cash	218,128,291	5,878,822	1,916,961
Segregated cash balances for futures contracts with brokers	87,939,728	2,916,570	1,013,754
Total cash and segregated cash balances for futures contracts with brokers	$306,068,019	$8,795,392	$2,930,715
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	$347,498	$6,712	$1,260
Non-cash financing activities not included herein consists of reinvestments of distributions	97,890,442	816,947	420,384

Amounts designated as ‘ – ‘ are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Financial Highlights

ProFunds Consolidated Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(e)
Bitcoin ProFund
Investor Class
Year Ended July 31, 2026	$31.82	0.41	(13.86)	(13.45)	(4.59)	(4.59)	$13.78	(48.28)%	1.09%	1.08	%(f)	2.07%	$317,549	—
Year Ended July 31, 2025	$24.80	0.72	13.59	14.31	(7.29)	(7.29)	$31.82	67.59%	1.20%	1.18	%(f)	2.55%	$625,149	—
Year Ended July 31, 2024	$14.68	0.71	13.99	14.70	(4.58)	(4.58)	$24.80	103.21%	1.26%	1.16	%(f)	3.08%	$252,039	—
Year Ended July 31, 2023	$13.99	0.06	2.46	2.52	(1.83)	(1.83)	$14.68	18.23%	1.61%	1.35	%(f)	0.46%	$55,168	—
Year Ended July 31, 2022	$24.70	(0.27)	(10.44)	(10.71)	—	—	$13.99	(43.36)%	1.93%	1.25	%(f)	(1.17)%	$23,548	—
Ether ProFund
Investor Class
Year Ended July 31, 2026	$35.46	0.30	(16.41)	(16.11)	(4.60)	(4.60)	$14.75	(52.11)%	1.97%	1.55	%(g)(h)	1.44%	$8,885	—
February 25, 2025 through July 31, 2025(i)	$25.00	0.21	10.59	10.80	(0.34)	(0.34)	$35.46	43.82%	4.02%	1.54	%(g)	1.89%	$3,287	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin and Ether futures contracts.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(f)
Excluding interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, the net expense ratio would have been 1.01%, 1.10%, 1.10%, 1.04%, and 0.84% for the years ended July 31, 2026, July 31, 2025, July 31, 2024, July 31, 2023, and July 31, 2022, respectively.
(g)
Excluding interest expense and other costs related to reverse repurchase agreements and trading of Ether futures contracts, the net expense ratio would have been 1.46% and 1.40%, for the year ended July 31, 2026, and the period ended July 31, 2025, respectively.
(h)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.
(i)
Period from commencement of operations.

16  ::  Consolidated Financial Highlights

See accompanying notes to the consolidated financial statements.

ProFunds Consolidated Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(e)
Short Bitcoin ProFund
Investor Class
Year Ended July 31, 2026	$20.99	0.49	12.34	12.83	(4.66)	(4.66)	$29.16	62.33%	2.74%	1.16	%(f)	1.78%	$3,156	—
Year Ended July 31, 2025	$46.03	0.74	(25.02)	(24.28)	(0.76)	(0.76)	$20.99	(53.14)%	5.92%	1.16	%(f)	2.62%	$1,177	—
Year Ended July 31, 2024	$120.40	1.50	(75.37)	(73.87)	(0.50)	(0.50)	$46.03	(61.53)%	7.01%	1.17	%(f)(g)	2.53%	$301	—
Year Ended July 31, 2023	$206.53	(0.20)	(85.93)	(86.13)	—	—	$120.40	(41.69)%	13.36%	1.35	%(f)(g)	(0.10)%	$862	—
June 21, 2022 through July 31, 2022(h)	$250.00	(0.40)	(43.07)	(43.47)	—	—	$206.53	(17.40)%	17.68%	1.88	%(f)(i)	(1.39)%	$405	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(f)
Excluding interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, the net expense ratio would have been 1.10%, 1.10%, 1.09%, 1.06%, and 1.26% for the years ended July 31, 2026, July 31, 2025, July 31, 2024, and July 31, 2023, and the period ended July 31, 2022, respectively.
(g)
For the period August 1, 2023 through November 30, 2023, and for the year ended July 31, 2023, the Advisor voluntarily waived fees and expenses to limit the expense ratio, including interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, to 1.35%.
(h)
Period from commencement of operations.
(i)
For the period June 21, 2022 through July 31, 2022, the Advisor voluntarily waived fees and expenses to limit the expense ratio (excluding interest expense and certain other costs) to 1.26%.

Consolidated Financial Highlights  ::  17

See accompanying notes to the consolidated financial statements.

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Notes to Consolidated Financial

Statements

20  ::  Notes to Consolidated Financial Statements  ::  July 31, 2026

1. Organization

ProFunds (the “Trust”) consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying consolidated financial statements (“financial statements”) relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”):

Digital Assets ProFunds:

Bitcoin ProFund

Ether ProFund

Short Bitcoin ProFund

Each ProFund’s investment objective is disclosed in its prospectus. Each ProFund is classified as non-diversified under the 1940 Act and has one class of shares: an Investor Class.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

Each ProFund included herein is deemed to be an individual reporting segment and Officers of the Trust collectively act as the ProFund’s chief operating decision maker (“CODM”).The CODM monitors the operating results of each ProFund as a whole and each ProFund’s long-term strategic asset allocation is guided by the ProFund’s investment objective and principal investment strategies as described in its prospectus and executed by ProFund Advisors LLC (the “Advisor”). The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund’s consolidated financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements

of Changes in Net Assets, Consolidated Statements of Cash Flows, and Consolidated Financial Highlights of Bitcoin ProFund, Ether ProFund, and Short Bitcoin ProFund include the accounts of the ProFunds Bitcoin Strategy Portfolio, ProFunds Cayman Ether Strategy Portfolio, and ProFunds Cayman Short Bitcoin Strategy Portfolio, respectively (each a “Subsidiary”) Each Subsidiary is a wholly-owned subsidiary of the Bitcoin ProFund, Ether ProFund and Short Bitcoin ProFund, respectively, organized under the laws of the Cayman Islands, and primarily invests in Bitcoin and Ether related instruments. Each Subsidiary enables the respective ProFund to hold these Bitcoin-related and Ether-related instruments and satisfy regulated investment company (“RIC”) tax requirements. Each of the Digital Assets ProFunds will invest a significant portion of its total assets in its respective Subsidiary. As of July 31, 2026, the net assets of ProFund Bitcoin Strategy Portfolio were 17.5% of the adjusted net assets of Bitcoin ProFund, the net assets of ProFund Ether Strategy Portfolio were 19.4% of the adjusted net assets of Ether ProFund, and the net assets of ProFunds Cayman Short Bitcoin Strategy Portfolio were 22.7% of the adjusted net assets of Short Bitcoin ProFund (as adjusted for reverse repurchase agreements). Intercompany accounts and transactions, if any, have been eliminated. Each Subsidiary is subject to the same investment policies and restrictions that apply to Bitcoin ProFund, Ether ProFund, and Short Bitcoin ProFund, respectively, except that each Subsidiary may invest without limitation in Bitcoin-related and Ether-related instruments.

Investment in a Subsidiary

Each ProFund intends to achieve commodity exposure through investment in its respective Subsidiary. The ProFund’s investment in its Subsidiary is intended to provide each ProFund with exposure to commodity and financial markets in accordance with applicable rules and regulations. The Subsidiaries may invest in derivatives, including futures, forwards, options and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. The Subsidiaries are not registered under the 1940 Act, and will not have all the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of the ProFunds, including its investment in its respective Subsidiary, and each ProFund’s role as the sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the ProFunds and the Subsidiaries are organized, respectively, could result in the inability of the ProFunds and/or its Subsidiary to operate as described in the ProFunds Statement of Additional Information and could negatively affect the ProFunds and its’ shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, ProFunds shareholders would likely suffer decreased investment returns. In this report, the financial statements of each Subsidiary have been consolidated with the financial statements of the respective ProFund by which it is wholly-owned.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market

July 31, 2026  ::  Notes to Consolidated Financial Statements  ::  21

participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund’s total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found on a ProFund’s Consolidated Schedule of Portfolio Investments.

Reverse Repurchase Agreements

Each ProFund may enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the ProFunds of portfolio assets for cash concurrently with an agreement by the ProFunds to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFunds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFunds will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFunds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds intend to use the reverse repurchase technique only when it will be to the ProFunds’ advantage to do so. The ProFunds will each segregate with its custodian bank cash or liquid instruments equal in value to each ProFund’s obligations with respect to reverse repurchase agreements.

As of July 31, 2026, the ProFunds’ outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate		Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin ProFund	UMB Bank N.A.		3.74%	$(204,836,000)		8/3/2026	$(204,836,000)	$(204,857,280)
Ether ProFund	UMB Bank N.A.		3.74%		(5,695,440)	8/3/2026	(5,695,440)	(5,696,032)
Short Bitcoin ProFund	UMB Bank N.A.		3.74%		(1,898,480)	8/3/2026	(1,898,480)	(1,898,677)

For the year ended July 31, 2026, the average daily balance outstanding and average interest rate on the ProFunds’ reverse repurchase agreements were as follows:

Bitcoin ProFund
Average daily balance outstanding	$(245,782,064)
Average interest rate	3.89%
Ether ProFund
Average daily balance outstanding	$(5,479,317)
Average interest rate	3.89%
Short Bitcoin ProFund
Average daily balance outstanding	$(1,187,204)
Average interest rate	3.89%

22  ::  Notes to Consolidated Financial Statements  ::  July 31, 2026

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements:

	Counterparty	Reverse Repurchase Agreements(1)	Collateral Pledged to Counterparty
Bitcoin ProFund	UMB Bank N.A.		$(204,857,280)	$204,836,000
Ether ProFund	UMB Bank N.A.		(5,696,032)	5,695,440
Short Bitcoin ProFund	UMB Bank N.A.		(1,898,677)	1,898,480
(1)
Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Derivative Instruments

In seeking to achieve Short Bitcoin ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. The Short Bitcoin ProFund may obtain investment exposure through derivative instruments such as futures contracts, that the ProFund should hold to approximate the inverse (‑1x) of the daily performance of its benchmark. All derivative instruments held during the year ended July 31, 2026, were utilized to gain inverse exposure to the ProFund’s benchmark (e.g., index, etc.) to meet its investment objective. The Short Bitcoin ProFund does not seek to achieve its investment objective over a period of time greater than a single day.

Bitcoin ProFund and Ether ProFund are actively managed, in that the Advisor selects investments and makes investment decisions that it believes are suited to achieving the Bitcoin ProFund’s and Ether ProFund’s investment objective. Accordingly, the Bitcoin ProFund and Ether ProFund may also obtain investment exposure through derivative instruments, such as futures contracts.

All open derivative positions at period end are reflected on each respective ProFund’s Consolidated Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount, in comparison to net assets consistent with each ProFund’s investment objective.

The ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2026. The notional amount of open derivative positions relative to each ProFund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

In connection with its management of the three series of the Trust included in this report (Bitcoin ProFund, Ether ProFund, and Short Bitcoin ProFund (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor is also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

July 31, 2026  ::  Notes to Consolidated Financial Statements  ::  23

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the fair value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2026.

	Assets		Liabilities
Fund Name	Variation Margin on Futures Contracts*		Variation Margin on Futures Contracts*
Commodity Risk Exposure:
Bitcoin ProFund		$—	$6,916,675
Ether ProFund		—	278,507
Short Bitcoin ProFund		95,642	—
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Consolidated Statement of Operations, categorized by risk exposure, for the year ended July 31, 2026.

Fund Name	Realized Gain (Loss) on Futures Contracts as a Result from Operations	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts Recognized as a Result from Operations
Commodity Risk Exposure:
Bitcoin ProFund	$(319,016,328)		$2,760,725
Ether ProFund	(6,426,637)		(258,054)
Short Bitcoin ProFund	1,145,072		69,046

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations as Foreign tax withholding. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. Any receivables at period end are disclosed in the Statements of Assets and Liabilities as Receivable for Tax Reclaims. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method

24  ::  Notes to Consolidated Financial Statements  ::  July 31, 2026

by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each ProFund intends to declare and distribute net investment income at least monthly, if any. Net realized capital gains, if any, will be distributed at least annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., investment in commodity subsidiaries), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds have an October 31st tax year end.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Consolidated Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

Pursuant to Rule 2a‑5 (the “Rule”), the Trust’s Board of Trustees designated the Advisor the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below. The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•
Level 1–quoted prices in active markets for identical assets
•
Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3–significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

July 31, 2026  ::  Notes to Consolidated Financial Statements  ::  25

Security prices are generally valued at their fair value using information provided by a third-party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System (“Nasdaq/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the year ended July 31, 2026, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of July 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Consolidated Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bitcoin ProFund
U.S. Treasury Obligations	$—		$—	$204,835,925	$—		$204,835,925	$—
Repurchase Agreements	—		—	21,589,730	—		21,589,730	—
Futures Contracts	—		(6,916,675)	—	—		—	(6,916,675)
Total	$—		$(6,916,675)	$226,425,655	$—		$226,425,655	$(6,916,675)
Ether ProFund
U.S. Treasury Obligations	$—		$—	$5,695,440	$—		$5,695,440	$—
Repurchase Agreements	—		—	403,223	—		403,223	—
Futures Contracts	—		(278,507)	—	—		—	(278,507)
Total	$—		$(278,507)	$6,098,663	$—		$6,098,663	$(278,507)
Short Bitcoin ProFund
U.S. Treasury Obligations	$—		$—	$1,898,480	$—		$1,898,480	$—
Repurchase Agreements	—		—	929,059	—		929,059	—
Futures Contracts	—	95,642		—	—		—	95,642
Total	$—		$95,642	$2,827,539	$—		$2,827,539	$95,642
^
Other financial instruments include any derivative instruments not reflected in the Consolidated Schedule of Portfolio Investments as Investment Securities, such as futures contracts. These instruments are generally recorded in the financial statements at the unrealized appreciation/ (depreciation) on the investment.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Bitcoin ProFund and Short Bitcoin ProFund each pay the advisor a fee at an annualized rate of 0.45% of their average daily net assets, and the Ether ProFund pays the advisor a fee at an annualized rate of 0.75% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund’s net assets in excess of $2 billion. During the year ended July 31, 2026, no ProFund’s annual investment advisory fee was subject to such reductions.

26  ::  Notes to Consolidated Financial Statements  ::  July 31, 2026

Ultimus Fund Solutions, LLC (“Ultimus”) acts as the Trust’s administrator (the “Administrator”) and fund accounting agent. The Trust pays Ultimus for its services as Administrator and fund accounting agent, an annual fee based on the Trust’s aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration and fund accounting fees also include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust’s compliance program. Additionally, Ultimus provides legal administration services to the Trust pursuant to a separate agreement. The Trust pays Ultimus a monthly fee for its services as Legal Administrator. Fees paid for the year ended July 31, 2026, to Ultimus by the ProFunds for administrator and fund accounting services, are reflected on the Statements of Operations as “Administration and fund accounting fees”.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b‑1 under the 1940 Act, the ProFunds may pay financial intermediaries such as broker-dealers, investment advisors, and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets attributable to Investor Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Investor Class shares. For the year ended July 31, 2026, no payments were made under this plan by the ProFunds.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Consolidated Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Consolidated Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Effective September 1, 2025, the Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $375,000, inclusive of all meetings. During the year ended July 31, 2026, actual Trustee compensation was $1,100,001 in aggregate from the Trust and affiliated trusts. Prior to September 1, 2025, the Trust, together with affiliated Trusts, paid each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Consolidated Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, Futures Commission Merchant fees, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as shown in the table below. Amounts due from the Advisor under an expense limitation agreement are settled following each month end.

	For the Period December 1, 2025 through November 30, 2026	For the Period December 1, 2024 through November 30, 2025
Bitcoin ProFund	1.10%		1.10%
Ether ProFund	1.40%		1.40%*
Short Bitcoin ProFund	1.10%		1.10%
*
Period from commencement of operations.

Amounts waived under the contractual expense limitation agreement are allocated proportionally as waivers of advisory and management services fees, to the extent of these fees as reflected on the Consolidated Statements of Operations. During the year, the allocation of expenses reduced and reimbursed by the Advisor between advisory and management services fees, and if necessary, reimbursement of other expenses was as follows:

Fund Name	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
Bitcoin ProFund		$(26,424)	$(26,424)	$—	$—
Ether ProFund		(33,056)	(29,089)	(3,967)	—
Short Bitcoin ProFund		(34,959)	(9,975)	(3,325)	(21,659)

July 31, 2026  ::  Notes to Consolidated Financial Statements  ::  27

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Consolidated Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” These amounts are allocated proportionally as recoupments of advisory and management services fees, respectively, as shown in the table below.

Fund Name	Recoupment of prior expenses reduced by the Advisor		Recoupment allocated to advisory fees		Recoupment allocated to management services fees
Bitcoin ProFund		$119,000		$89,250		$29,750
Ether ProFund		3,178		2,648		530

As of July 31, 2026, the recoupments that may potentially be made by the ProFunds are as shown in the table below. As of July 31, 2026, no commitment or contingent liability is expected.

Fund Name	Expires 11/30/27		Expires 11/30/28	Expires 11/30/29	Total
Bitcoin ProFund		$—		$526		$20,186	$20,712
Ether ProFund		—		10,776		27,921	38,697
Short Bitcoin ProFund	48,233			29,253		26,138	103,624

5. Securities Transactions

Each ProFund generally invests in U.S. Government securities maturing less than one year from acquisition.

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

The ProFunds will obtain exposure to Bitcoin and Ether through derivatives (i.e., Bitcoin futures contracts and Ether futures contracts). Investing in derivatives may be considered aggressive and may expose the ProFunds to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and the ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust each ProFund’s position in a particular instrument when desired. Each of these factors may prevent the ProFunds from achieving their respective investment objectives and may increase the volatility (i.e., fluctuations) of each ProFund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose the ProFunds to losses in excess of those amounts initially invested.

Bitcoin Risk

The Bitcoin ProFund and Short Bitcoin ProFund do not invest directly in Bitcoin. The ProFunds invest primarily in Bitcoin futures contracts.

Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. In addition, digital asset trading venues, bitcoin miners, and other

28  ::  Notes to Consolidated Financial Statements  ::  July 31, 2026

participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin Network. As a result, events that are not necessarily related to the security or utility of bitcoin can nonetheless cause a significant decline in the price of bitcoin (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022). The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the ProFund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The creation of a “fork” or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in a significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the ProFunds.

Ether Risk

The Ether ProFund does not invest directly in ether. The Fund invests primarily in ether futures contracts.

Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ether may be the result of speculation. Consequently, the value of ether has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate.The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether and these holders may have the ability to manipulate the price of ether. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trading in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero. In addition, digital asset trading venues and other participants may have significant exposure to other digital assets. Instability in the price, availability, or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Ethereum Network. As a result, events that are not necessarily related to the security or utility of ether can nonetheless cause a significant decline in the price of ether (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022). Additionally, the Ethereum blockchain’s protocol, including the code of smart contracts running on the Ethereum blockchain, may contain flaws that can be, and have been, exploited by attackers (e.g., the exploit of The DAO’s smart contract in June 2016 that result in a permanent hard fork). The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund. Finally, the creation of a “fork” (as described above) or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, and the Fund. A fork may be intentional, such as the ‘Merge.’ The ‘Merge’ refers to protocol changes altering the method by which transactions are validated.

Holding Period Risk

The Short Bitcoin ProFund is a “geared” fund (“Geared Fund”) in the sense that the ProFund has an investment objective to match the inverse of the daily performance of a benchmark. A Geared Fund does not seek to achieve the stated inverse of the daily performance of its underlying benchmark (the “Daily Target”) for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Bitcoin Futures Risk

The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are

July 31, 2026  ::  Notes to Consolidated Financial Statements  ::  29

subject to collateral requirements and daily limits that may limit a ProFund’s ability to achieve the desired exposure. If a ProFund is unable to meet its investment objective, a ProFund’s returns may be lower than expected. Additionally, these collateral requirements may require a ProFund to liquidate its position when it otherwise would not do so.

When a Bitcoin futures contract is nearing expiration, a ProFund will generally sell it and use the proceeds to buy a Bitcoin futures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling Bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of a ProFund.

Ether Futures Risk

The market for ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the ether futures market has grown substantially since ether futures commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts. When a ether futures contract is nearing expiration, the ProFund will “roll” the futures contract. The price difference between the expiring contract and longer-dated contract associated with rolling ether futures is typically substantially higher than the price difference associated with rolling other futures contracts.

Borrowing Risk

The ProFunds may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause the ProFunds to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the ProFunds.

Correlation Risk

The Short Bitcoin ProFund is subject to correlation risk. A number of factors may affect the ProFund’s ability to achieve a high degree of inverse correlation with the Index, and there is no guarantee that the ProFund will achieve a high degree of inverse correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s NAV each day may differ, perhaps significantly, from the inverse (‑1x) of the percentage change of the Index on such day. In order to achieve a high degree of correlation with the Index, the ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of inverse correlation with the Index. Market disruptions or closures, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the ProFund invests, and other factors will adversely affect the ProFund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the ProFund will have perfect inverse (‑1x) exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile, particularly when the Index is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. The ProFund may not have investment exposure to all of the financial instruments in the Index, or its weighting of investment exposure to financial instruments may be different from that of the Index.

In addition, the ProFund may invest in financial instruments not included in the Index. The ProFund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the ProFund’s correlation with the Index. The ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being under- or overexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, Bitcoin and Bitcoin futures contracts may trade on markets that may not be open at the same time or on the same day as the ProFund. In particular, Bitcoin trades 24 hours per day, seven days per week. These differences in trading hours may cause differences between the performance of the ProFund and the performance of the Index. Any of these factors could decrease correlation between the performance of the ProFund and the Index and may hinder the ProFund’s ability to meet its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount a ProFund expects to receive from counterparties to financial instruments (including derivatives) entered into by the ProFund. The ProFunds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a ProFund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation

30  ::  Notes to Consolidated Financial Statements  ::  July 31, 2026

limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

The market for the Bitcoin and Ether futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the ProFund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund’s portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund’s investments may not keep pace with inflation, which may result in losses to ProFund investors or adversely affect the real value of shareholders’ investments in a ProFund. Inflation has recently increased and it cannot be predicted whether it may decline.

Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which each ProFund and each Subsidiary are organized, respectively, could result in the inability of the ProFunds to operate as intended and could negatively affect the ProFunds and their shareholders. Each ProFund complies with the provisions of the 1940 Act governing investment policies, capital structure, and leverage on an aggregate basis with its respective Subsidiary.

Active Management Risk

Bitcoin ProFund and Ether ProFund are actively managed. The performance of an actively managed fund reflects, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving each ProFund’s investment objective. The Advisor’s judgements about each ProFund’s investments may prove to be incorrect. If the investments selected and strategies employed by the ProFunds fail to produce the intended results, the ProFunds could underperform or have negative returns as compared to other funds with similar investment objectives and/or strategies.

Short Sale Exposure Risk

The Short Bitcoin ProFund seeks to obtain inverse or “short” exposure to Bitcoin futures contracts. The risks of short exposure include, under certain market conditions, an increase in the volatility and decrease in the liquidity of Bitcoin futures contracts. To the extent that, at any particular point in time, Bitcoin futures contracts may be thinly traded or have a limited market, the ProFund may be unable to meet its investment objective due to a lack of available financial instruments or counterparties. During such periods, the Short Bitcoin ProFund’s ability to achieve its investment objective may be adversely affected. Obtaining inverse exposure through Bitcoin futures contracts may be considered an aggressive investment technique.

Bitcoin Futures Capacity Risk

If the Bitcoin ProFund or Short Bitcoin ProFunds’ ability to obtain exposure to Bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the Bitcoin futures market, a disruption to the Bitcoin futures market, or as a result of margin requirements or position limits imposed by the ProFunds’ futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the ProFunds would not be able to achieve their investment objective and may experience significant losses. In such circumstances, the Adviser intends to take such action as it believes appropriate and in the best interest of each ProFund.

Any disruption in a ProFund’s ability to obtain exposure to Bitcoin futures contracts will cause the ProFund’s performance to deviate from the performance of Bitcoin and Bitcoin futures. Additionally, the ability of the ProFund to obtain exposure to Bitcoin futures contracts is limited by certain tax rules that limit the amount the ProFund can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Ether Futures Capacity Risk

If the Fund’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures market, or a disruption to the ether futures market, as a result of margin requirements, position limit, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such actions as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to ether futures contracts will cause the Fund’s performance to deviate from the performance of ether and ether futures. Additionally, the ability of the Fund to obtain exposure to ether futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Market and Volatility Risk

The prices of Bitcoin and Bitcoin futures have historically been highly volatile. The value of the Short Bitcoin ProFund’s inverse exposure to bitcoin futures – and therefore the value of an investment in the ProFund – could decline significantly and without warning, including to zero.

Rolling Futures Contract Risk

Each ProFund (through their investments in their respective Subsidiaries) has exposure to futures contracts and are subject to risks related to “rolling” of such contracts. Each ProFund does not intend to hold futures contracts through their expiration date, but instead intends to “roll” its futures positions. Rolling occurs when

July 31, 2026  ::  Notes to Consolidated Financial Statements  ::  31

a ProFund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as “contango.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a ProFund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund’s third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund’s ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund and its shareholders could be negatively impacted as a result. While a ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund’s investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund could affect such a counterparty’s ability to meet its obligations to the ProFund, which may result in losses to the ProFund and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund.

Portfolio Turnover Risk

Each ProFund may incur high portfolio turnover in connection with managing the ProFund’s investment exposure. Additionally, active trading of a ProFund’s shares is expected to cause more frequent purchase and sale activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase transaction costs and may result in increased taxable gains. Each of these factors could have a negative impact on the performance of a ProFund.

Valuation Risk

In certain circumstances (e.g., if ProFund Advisors believes market quotations are not reliable, or a trading halt closes an exchange or market early), ProFund Advisors may, pursuant to procedures approved by the Board of Trustees of a ProFund, choose to determine a fair value price as the basis for determining the value of such investment for such day. The fair value of an investment determined by ProFund Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a ProFund could sell a portfolio investment for the value established for it at any time, and it is possible that a ProFund would incur a loss because a portfolio investment is sold at a discount to its established value. The fair value of a ProFund’s Bitcoin futures may be determined by reference, in whole or in part, to the cash market in Bitcoin. These circumstances may be more likely to occur with respect to Bitcoin futures than with respect to futures on more traditional assets. In addition, the Bitcoin futures held by a ProFund and Bitcoin may be traded in markets on days and at times when a Fund is not open for business. As a result, the value of a ProFund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell a ProFund’s shares.

Tax Risk

In order to qualify for the special tax treatment accorded a RIC and its shareholders, a ProFund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A ProFund’s pursuit of its investment strategies will potentially be limited by the ProFund’s intention to qualify for such treatment and could

32  ::  Notes to Consolidated Financial Statements  ::  July 31, 2026

adversely affect its ability to so qualify. A ProFund may make certain investments, the treatment of which for these purposes is unclear. In particular, direct investments by a ProFund in futures are not expected to produce qualifying income for purposes of the ProFund’s qualification as a RIC. A ProFund, however, expects to gain exposure to futures and generate qualifying income by investing a portion of its assets in a wholly-owned subsidiary of the ProFund organized under the laws of the Cayman Islands. To comply with the asset diversification test applicable to a RIC, a ProFund will limit its investments in such subsidiary to 25% of the ProFund’s total assets at the end of each tax quarter. A ProFund may, however, exceed this amount from time to time if the Advisor believes doing so is in the best interests of the ProFund, provided, however, that the ProFund intends to continue to comply with the asset diversification test applicable to RICs. If a ProFund’s investments in the subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the ProFund may no longer be eligible to be treated as a RIC. The Advisor will carefully monitor a ProFund’s investments in the subsidiary to ensure that no more than 25% of the ProFund’s assets are invested in the subsidiary at the end of each tax quarter. A ProFund intends to invest in complex derivatives for which there is not clear guidance from the Internal Revenue Service (“IRS”) as to the calculation of such investments under the asset diversification test applicable to RICs. There are no assurances that the IRS will agree with a ProFund’s calculation under the asset diversification test which could cause the ProFund to fail to qualify as a RIC. If, in any year, a ProFund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the ProFund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce a ProFund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a ProFund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Risk of Investing in Other U.S. Investment Companies

If a ProFund is unable to obtain its desired exposure to Bitcoin and Ether futures contracts because it is approaching or has exceeded position limits or because of liquidity or other constraints, the ProFund may obtain exposure by investing in other U.S. investment companies, such as ETFs, that provide investment exposure to Bitcoin and Ether futures contracts or Bitcoin-related and Ether-related companies. Such investments subject a ProFund to those risks affecting the underlying ETFs, such as risks that the investment management strategy of the underlying fund may not produce its intended results (management risk) and the risk that the underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns (market risk). In addition, ETFs may trade at a price below their net asset value. Moreover, the ProFund will incur its pro rata share of the expenses of the underlying fund’s expenses.

Early Close/Late Close/Trading Halt Risk

An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt a ProFund’s purchase and redemption process and/or result in a ProFund being unable to trade certain securities or financial instruments at all. In these circumstances, the ProFund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/ or may incur substantial trading losses.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID‑19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund’s investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have a significant impact on the ProFund’s performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID‑19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial

July 31, 2026  ::  Notes to Consolidated Financial Statements  ::  33

markets and economies. Russia’s military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of the ProFund’s investments, even beyond any direct exposure a ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the ProFund performance and the value of an investment in the ProFund.

Risks of Government Regulation

The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products” – which could include the cryptocurrency (such as Bitcoin and Ether) funds offered by ProFund Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the ProFunds.

7. Federal Income Tax Information

In this reporting period, the ProFunds adopted FASB Accounting Standards Update 2023‑09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the ProFunds’ financial positions or results of operations. For the year ended July 31, 2026, there were no federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the ProFunds.

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2025								Year Ended 2024
	Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains		Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital		Total Distributions Paid
Bitcoin ProFund		$140,431,450		$—		$—		$140,431,450	$52,041,264		$—		$—	$ 52,041,264
Ether ProFund		469,906		—		—		469,906	—		—		—	—
Short Bitcoin ProFund		18,310		—		—		18,310	1,707		—		—	1,707

As of the latest tax year ended October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Bitcoin ProFund		$43,775,960		$—	$(15,743)		$198,827,166	$242,587,383
Ether ProFund		121,725		—	(56)		446,251	567,920
Short Bitcoin ProFund		221		—	(111)		(380,455)	(380,345)

As of the latest tax year ended October 31, 2025, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term.

	No Expiration Date
Bitcoin ProFund		$15,743
Ether ProFund		56
Short Bitcoin ProFund		111

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

34  ::  Notes to Consolidated Financial Statements  ::  July 31, 2026

As of October 31, 2025, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

				Tax Unrealized		Tax Unrealized	Net Unrealized Appreciation
	Tax Cost		Appreciation	Depreciation	(Depreciation)
Bitcoin ProFund		$402,990,419		$198,827,166	$—	$198,827,166
Ether ProFund		7,976,631		446,251	—	446,251
Short Bitcoin ProFund		972,184		4,491	(384,946)	(380,455)

8. New Accounting Pronouncements

In September 2026, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. It requires investment companies within the scope of ASC 946 to consider contractual sale restrictions when measuring the fair value of equity securities in accordance with ASC 820. ASU 2026-03 is effective for annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is evaluating the impacts of these changes on the financial statements.

In December 2025, the FASB issued Accounting Standards Update 2025‑11 (“ASU 2025‑11”), Interim Reporting (Topic 270): Narrow-Scope Improvements, to improve the guidance in Topic 270, Interim Reporting, by improving the navigability of the required interim disclosures and clarifying when that guidance is applicable. The amendments also provide additional guidance on what disclosures should be provided in interim reporting periods. ASU 2025‑11 is effective for annual periods beginning after December 15, 2027, for public business entities and for interim reporting periods within annual reporting periods beginning after December 15, 2028, for entities other than public business entities. Early adoption is permitted for all entities. Fund Management is evaluating the impacts of these changes on the ProFunds’ financial statements.

9. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds’ financial statements.

Effective August 24, 2026, Ultimus replaced FIS as transfer agent for the Trust.

Report of Independent Registered Public Accounting Firm  ::  35

To the Shareholders and Board of Trustees
ProFunds:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of the ProFunds listed in the Appendix (each a Fund and collectively, the Funds), including the consolidated schedules of portfolio investments, as of July 31, 2026, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the consolidated financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 24, 2026

36  ::  Report of Independent Registered Public Accounting Firm

Appendix

Consolidated statements of assets and liabilities, including the consolidated schedules of portfolio investments, as of July 31, 2026, the related consolidated statements of operations and cash flows for the year then ended, and changes in net assets for each of the years in the two-year period then ended.

Bitcoin ProFund

Short Bitcoin ProFund

Consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, as of July 31, 2026 and the related consolidated statements of operations and cash flows for the year then ended, and changes in net assets for the year then ended and the period from February 25, 2025 (commencement of operations) through July 31, 2025.

Ether ProFund

Form N-CSR – Items 8‑11 (unaudited)

38  ::  Form N-CSR – Items 8‑11  ::  July 31, 2026 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

P.O. Box 46707

Cincinnati, OH 45246

ProFunds®

Post Office Mailing Address for Investments

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

Phone Numbers

For Financial Professionals: (888) PRO-5717 (888) 776-5717 or (240) 525-0899

For All Others: (888) PRO-FNDS (888) 776-3637 or (614) 470-8122

Fax Number: (833) 971-7155

Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month-end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/26

Annual Financial
Statements and
Other Information

July 31, 2026

	Investor	Service
Access Flex Bear High Yield ProFund	AFBIX	AFBSX
Access Flex High Yield ProFund	FYAIX	FYASX
Banks UltraSector ProFund	BKPIX	BKPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bull ProFund	BLPIX	BLPSX
Communication Services UltraSector ProFund	WCPIX	WCPSX
Consumer Discretionary UltraSector ProFund	CYPIX	CYPSX
Consumer Staples UltraSector ProFund	CNPIX	CNPSX
Energy UltraSector ProFund	ENPIX	ENPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Materials UltraSector ProFund	BMPIX	BMPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas Equipment & Services UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
	Investor	Service
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Energy ProFund	SNPIX	SNPSX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Schedules of Portfolio Investments
2	Access Flex Bear High Yield ProFund
3	Access Flex High Yield ProFund
4	Banks UltraSector ProFund
6	Bear ProFund
7	Biotechnology UltraSector ProFund
10	Bull ProFund
18	Communication Services UltraSector ProFund
20	Consumer Discretionary UltraSector ProFund
22	Consumer Staples UltraSector ProFund
24	Energy UltraSector ProFund
25	Europe 30 ProFund
26	Falling U.S. Dollar ProFund
27	Financials UltraSector ProFund
29	Health Care UltraSector ProFund
31	Industrials UltraSector ProFund
33	Internet UltraSector ProFund
35	Large-Cap Growth ProFund
38	Large-Cap Value ProFund
44	Materials UltraSector ProFund
45	Mid-Cap Growth ProFund
49	Mid-Cap ProFund
55	Mid-Cap Value ProFund
60	Nasdaq-100 ProFund
63	Oil & Gas Equipment & Services UltraSector ProFund
65	Pharmaceuticals UltraSector ProFund
67	Precious Metals UltraSector ProFund
69	Real Estate UltraSector ProFund
71	Rising Rates Opportunity ProFund
72	Rising Rates Opportunity 10 ProFund
73	Rising U.S. Dollar ProFund
74	Semiconductor UltraSector ProFund
76	Short Energy ProFund
77	Short Nasdaq-100 ProFund
78	Short Precious Metals ProFund
79	Short Real Estate ProFund
80	Short Small-Cap ProFund
81	Small-Cap Growth ProFund
86	Small-Cap ProFund
110		Small-Cap Value ProFund
117		Technology UltraSector ProFund
119		UltraBear ProFund
120		UltraBull ProFund
128		UltraChina ProFund
130		UltraDow 30 ProFund
132		UltraEmerging Markets ProFund
134		UltraInternational ProFund
135		UltraJapan ProFund
136		UltraLatin America ProFund
138		UltraMid-Cap ProFund
145		UltraNasdaq-100 ProFund
148		UltraShort China ProFund
149		UltraShort Dow 30 ProFund
150		UltraShort Emerging Markets ProFund
151		UltraShort International ProFund
152		UltraShort Japan ProFund
153		UltraShort Latin America ProFund
154		UltraShort Mid-Cap ProFund
155		UltraShort Nasdaq-100 ProFund
156		UltraShort Small-Cap ProFund
157		UltraSmall-Cap ProFund
182		U.S. Government Plus ProFund
183		Utilities UltraSector ProFund
185		Statements of Assets and Liabilities
199		Statements of Operations
213		Statements of Changes in Net Assets
239		Financial Highlights
271		Notes to Financial Statements
310		Report of Independent Registered Public Accounting Firm
313	Form N-CSR – Items 8-11 (unaudited)

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Schedules of Portfolio Investments

2  ::  Access Flex Bear High Yield ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a) (44.8%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $283,083		$283,000		$283,000
TOTAL REPURCHASE AGREEMENTS (Cost $283,000)				283,000
TOTAL INVESTMENT SECURITIES (Cost $283,000)—44.8%				283,000
Net other assets (liabilities)—55.2%				348,518
NET ASSETS—100.0%				$631,518
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs International		8/24/26		(0.63)%	$(312,568)	$(832)
iShares iBoxx $ High Yield Corporate Bond ETF	UBS AG		8/24/26		(0.63)%	(318,697)	(959)
						$(631,265)	$(1,791)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Access Flex High Yield ProFund  ::  3

Repurchase Agreements(a) (90.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $9,214,689		$9,212,000		$9,212,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,212,000)				9,212,000
TOTAL INVESTMENT SECURITIES (Cost $9,212,000)—90.1%				9,212,000
Net other assets (liabilities)—9.9%				1,008,398
NET ASSETS—100.0%				$10,220,398
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs International		8/24/26		2.63%	$6,555,762	$18,080
iShares iBoxx $ High Yield Corporate Bond ETF	UBS AG		8/24/26		3.63%	3,687,489	8,641
						$10,243,251	$26,721
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

4  ::  Banks UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (75.8%)

	Shares	Value
Ameris Bancorp (Banks)	803		$70,030
Apollo Global Management, Inc. (Financial Services)	530		66,563
Associated Banc-Corp. (Banks)	2,428		74,977
Atlantic Union Bankshares Corp. (Banks)	1,792		76,035
Axos Financial, Inc.* (Banks)	788		79,911
Banc of California, Inc. (Banks)	3,536		67,714
BancFirst Corp. (Banks)	609		68,707
Bank of America Corp. (Banks)	1,274		78,924
Bank of Hawaii Corp. (Banks)	887		70,871
Bank OZK (Banks)	1,361		69,819
BankUnited, Inc. (Banks)	1,444		67,363
Banner Corp. (Banks)	1,045		73,578
Beacon Financial Corporation (Banks)	2,342		73,796
BOK Financial Corp. (Banks)	528		74,601
Cathay General Bancorp (Banks)	1,168		73,806
Citigroup, Inc. (Banks)	521		69,006
Citizens Financial Group, Inc. (Banks)	1,070		76,666
Columbia Banking System, Inc. (Banks)	2,292		71,671
Commerce Bancshares, Inc. (Banks)	1,273		75,451
Community Financial System, Inc. (Banks)	1,070		69,347
Corebridge Financial, Inc (Financial Services)	2,556		79,722
Cullen/Frost Bankers, Inc. (Banks)	481		80,010
Customers Bancorp, Inc.* (Banks)	915		71,992
CVB Financial Corp. (Banks)	3,329		74,470
East West Bancorp, Inc. (Banks)	542		71,002
Eastern Bankshares, Inc. (Banks)	3,396		77,972
Enterprise Financial Services Corp. (Banks)	1,102		73,074
Equitable Holdings, Inc. (Financial Services)	1,658		79,004
Essent Group, Ltd. (Financial Services)	1,181		77,899
F.N.B. Corp. (Banks)	3,837		72,519
FB Financial Corp. (Banks)	1,287		77,709
Fifth Third Bancorp (Banks)	1,320		74,580
First Bancorp (Banks)	2,806		81,178
First Bancorp (Banks)	987		62,053
First Busey Corp. (Banks)	2,453		75,700
First Citizens BancShares, Inc.—Class A (Banks)	33		72,159
First Financial Bancorp (Banks)	2,202		74,494
First Financial Bankshares, Inc. (Banks)	2,092		73,513
First Hawaiian, Inc. (Banks)	2,481		68,947
First Horizon Corp. (Banks)	2,811		72,085
First Interstate BancSystem, Inc.—Class A (Banks)	1,918		72,922
First Merchants Corp. (Banks)	1,688		72,820
Fulton Financial Corp. (Banks)	3,058		74,401
Glacier Bancorp, Inc. (Banks)	1,451		71,520
Hancock Whitney Corp. (Banks)	981		75,537
Hilltop Holdings, Inc. (Banks)	1,599		63,065
Home BancShares, Inc. (Banks)	2,516		78,172
Huntington Bancshares, Inc. (Banks)	4,126		70,307
Independent Bank Corp. (Banks)	854		71,591
International Bancshares Corp. (Banks)	923		70,646
Jackson Financial, Inc.—Class A (Financial Services)	652		79,727
JPMorgan Chase & Co. (Banks)	225		79,153
KeyCorp (Banks)	3,161		71,407
Lakeland Financial Corp. (Banks)	779		48,804
M&T Bank Corp. (Banks)	310		76,350
MGIC Investment Corp. (Financial Services)	2,701		81,137
NBT Bancorp, Inc. (Banks)	1,213		63,864

Common Stocks, continued

	Shares	Value
New York Community Bancorp, Inc. (Banks)	4,798		$68,228
Nicolet Bankshares, Inc. (Banks)	480		82,042
NMI Holdings, Inc.*—Class A (Financial Services)	1,876		83,106
Northern Trust Corp. (Capital Markets)	418		76,155
Northwest Bancshares, Inc. (Banks)	4,772		75,111
OFG Bancorp (Banks)	1,227		64,859
Old National Bancorp (Banks)	2,851		75,951
Park National Corp. (Banks)	394		82,011
Pathward Financial, Inc. (Banks)	852		75,180
PennyMac Financial Services, Inc. (Financial Services)	868		65,456
Pinnacle Financial Partners, Inc. (Banks)	746		78,502
PNC Financial Services Group, Inc. (Banks)	299		74,711
Popular, Inc. (Banks)	445		77,968
Prosperity Bancshares, Inc. (Banks)	977		73,148
Provident Financial Services, Inc. (Banks)	3,005		74,163
Radian Group, Inc. (Financial Services)	2,001		78,019
Regions Financial Corp. (Banks)	2,431		75,239
Renasant Corp. (Banks)	1,656		72,152
Rocket Cos, Inc.*—Class A (Financial Services)	5,541		71,479
Seacoast Banking Corp. of Florida (Banks)	2,250		78,165
ServisFirst Bancshares, Inc. (Banks)	867		77,597
Simmons First National Corp.—Class A (Banks)	3,165		74,662
SouthState Bank Corp. (Banks)	719		75,560
Stock Yards Bancorp, Inc. (Banks)	815		69,357
Texas Capital Bancshares, Inc. (Banks)	693		68,503
The Bancorp, Inc.* (Banks)	1,264		84,775
The Bank of New York Mellon Corp. (Capital Markets)	497		77,696
TowneBank (Banks)	1,983		75,176
Triumph Financial, Inc.* (Banks)	951		72,209
Truist Financial Corp. (Banks)	1,396		72,369
Trustmark Corp. (Banks)	1,537		72,931
U.S. Bancorp (Banks)	1,223		77,061
UMB Financial Corp. (Banks)	527		76,800
United Bankshares, Inc. (Banks)	1,548		75,001
United Community Banks, Inc. (Banks)	2,045		72,475
Valley National Bancorp (Banks)	4,907		70,121
Voya Financial, Inc. (Financial Services)	779		77,456
Walker & Dunlop, Inc. (Financial Services)	1,360		67,578
Washington Federal, Inc. (Banks)	1,901		69,900
Webster Financial Corp. (Banks)	967		74,672
Wells Fargo & Co. (Banks)	848		73,310
WesBanco, Inc. (Banks)	1,942		80,360
Western Alliance Bancorp (Banks)	852		68,577
Wintrust Financial Corp. (Banks)	449		71,633
WSFS Financial Corp. (Banks)	938		75,228
Zions Bancorp N.A. (Banks)	1,056		73,603
TOTAL COMMON STOCKS (Cost $4,492,504)		7,586,596

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Banks UltraSector ProFund  ::  5

Repurchase Agreements(a)(b) (24.8%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $2,476,723		$2,476,000		$2,476,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,476,000)				2,476,000
TOTAL INVESTMENT SECURITIES (Cost $6,968,504)—100.6%				10,062,596
Net other assets (liabilities)—(0.6)%				(61,489)
NET ASSETS—100.0%				$10,001,107
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $977,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International		8/24/26		4.38%	$4,249,725	$34,272
S&P Banks Select Industry Index	UBS AG		8/24/26		4.68%	3,180,738	37,426
						$7,430,463	$71,698
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value	% of Net Assets
Banks	$6,525,599		65.2%
Capital Markets	153,851		1.5%
Financial Services	907,146		9.1%
Other**	2,414,511		24.2%
Total	$10,001,107		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

6  ::  Bear ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (102.4%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $5,613,638		$5,612,000		$5,612,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,612,000)				5,612,000
TOTAL INVESTMENT SECURITIES (Cost $5,612,000)—102.4%				5,612,000
Net other assets (liabilities)—(2.4)%				(132,110)
NET ASSETS—100.0%				$5,479,890
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $681,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	2		9/21/26	$(751,925)	$(6,500)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International		8/27/26		(4.43)%	$(2,657,353)	$(28,573)
S&P 500	UBS AG		8/27/26		(4.28)%	(2,067,163)	(23,098)
						$(4,724,516)	$(51,671)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Biotechnology UltraSector ProFund  ::  7

Common Stocks (78.2%)

	Shares		Value
4D Molecular Therapeutics, Inc.* (Biotechnology)		15,338		$156,141
AbbVie, Inc. (Biotechnology)		4,209		1,056,206
Absci Corp.* (Biotechnology)		49,479		384,947
ACADIA Pharmaceuticals, Inc.* (Biotechnology)		37,819		978,378
Achieve Life Sciences, Inc.* (Biotechnology)		12,870		82,625
ADMA Biologics, Inc.* (Biotechnology)		74,090		626,801
Agios Pharmaceuticals, Inc.* (Biotechnology)		19,065		572,331
Alkermes PLC* (Biotechnology)		21,598		1,058,086
Allogene Therapeutics, Inc.* (Biotechnology)		115,779		217,665
Alnylam Pharmaceuticals, Inc.* (Biotechnology)		3,251		668,146
Altimmune, Inc.* (Biotechnology)		77,199		219,245
Amgen, Inc. (Biotechnology)		2,804		1,079,989
AnaptysBio, Inc.* (Biotechnology)		7,500		400,200
Annexon, Inc.* (Biotechnology)		59,437		302,832
Apogee Therapeutics, Inc.* (Biotechnology)		11,447		1,534,927
Arbutus Biopharma Corp.* (Biotechnology)		35,046		152,100
Arcus Biosciences, Inc.* (Biotechnology)		24,602		693,530
Arcutis Biotherapeutics, Inc.* (Biotechnology)		27,707		744,210
Ardelyx, Inc.* (Biotechnology)		70,717		350,049
ArriVent Biopharma, Inc.* (Biotechnology)		8,363		249,385
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)		13,387		1,133,210
ARS Pharmaceuticals, Inc.*(a) (Biotechnology)		21,806		111,865
Avalo Therapeutics, Inc.* (Biotechnology)		19,350		353,138
Beam Therapeutics, Inc.* (Biotechnology)		32,108		819,396
Bicara Therapeutics, Inc.* (Biotechnology)		10,455		283,331
BioCryst Pharmaceuticals, Inc.* (Biotechnology)		90,976		816,964
Biogen, Inc.* (Biotechnology)		4,875		989,381
Biohaven, Ltd.* (Biotechnology)		36,145		487,958
BioMarin Pharmaceutical, Inc.* (Biotechnology)		16,857		1,011,757
BridgeBio Oncology Therapeutics, Inc.* (Biotechnology)		7,754		62,730
Bridgebio Pharma, Inc.* (Biotechnology)		14,047		1,125,024
Cabaletta Bio, Inc.* (Biotechnology)		50,117		134,314
Candel Therapeutics, Inc.* (Biotechnology)		19,298		193,173
Capricor Therapeutics, Inc.* (Biotechnology)		20,709		79,730
CareDx, Inc.* (Biotechnology)		10,901		476,483
Celcuity, Inc.* (Biotechnology)		10,730		926,857
Celldex Therapeutics, Inc.* (Biotechnology)		19,262		733,112
CG Oncology, Inc.* (Biotechnology)		17,241		1,227,387
Cogent Biosciences, Inc.* (Biotechnology)		30,174		1,174,674
Compass Therapeutics, Inc.* (Biotechnology)		65,215		124,561
Corvus Pharmaceuticals, Inc.* (Biotechnology)		27,953		370,657
CRISPR Therapeutics AG* (Biotechnology)		19,152		919,104
Cullinan Therapeutics, Inc.* (Biotechnology)		22,670		374,055
Cytokinetics, Inc.* (Biotechnology)		14,117		1,088,844
CytomX Therapeutics, Inc.* (Biotechnology)		75,935		235,399
Damora Therapeutics, Inc.* (Biotechnology)		6,817		197,625
Denali Therapeutics, Inc.* (Biotechnology)		33,047		760,742
Dianthus Therapeutics, Inc.* (Biotechnology)		12,390		1,324,738
Disc Medicine, Inc.* (Biotechnology)		9,122		702,394
Dyne Therapeutics, Inc.* (Biotechnology)		39,481		994,132
Emergent BioSolutions, Inc.* (Biotechnology)		16,269		117,462
Erasca, Inc.* (Biotechnology)		70,819		1,285,364
Exelixis, Inc.* (Biotechnology)		18,006		954,858

Common Stocks, continued

	Shares		Value
First Tracks Biotherapeutics, Inc.* (Biotechnology)		8,871		$390,679
Geron Corp.* (Biotechnology)		208,016		268,341
Gilead Sciences, Inc. (Biotechnology)		7,794		1,014,857
GRAIL, Inc.* (Biotechnology)		13,555		929,331
Halozyme Therapeutics, Inc.* (Biotechnology)		13,431		1,108,595
Hyperliquid Strategies, Inc.* (Biotechnology)		60,350		374,774
Ideaya Biosciences, Inc.* (Biotechnology)		22,004		781,142
Immix Biopharma, Inc.* (Biotechnology)		20,062		166,916
ImmunityBio, Inc.*(a) (Biotechnology)		118,825		851,975
Immunome, Inc.* (Biotechnology)		28,528		649,297
Immunovant, Inc.* (Biotechnology)		24,501		946,229
Incyte Corp.* (Biotechnology)		8,984		1,073,768
Inhibrx Biosciences, Inc.* (Biotechnology)		3,824		313,759
Insmed, Inc.* (Biotechnology)		10,305		1,016,073
Intellia Therapeutics, Inc.* (Biotechnology)		54,738		584,602
Ionis Pharmaceuticals, Inc.* (Biotechnology)		12,914		668,558
Iovance Biotherapeutics, Inc.* (Biotechnology)		138,193		562,446
Ironwood Pharmaceuticals, Inc.* (Biotechnology)		52,440		221,821
Jade Biosciences, Inc.* (Biotechnology)		14,623		288,804
Janux Therapeutics, Inc.* (Biotechnology)		18,388		278,946
Kodiak Sciences, Inc.* (Biotechnology)		14,257		592,806
Krystal Biotech, Inc.* (Biotechnology)		3,031		1,033,935
Kura Oncology, Inc.* (Biotechnology)		29,336		264,317
Kymera Therapeutics, Inc.* (Biotechnology)		12,103		1,251,449
Lexeo Therapeutics, Inc.* (Biotechnology)		23,165		95,671
Madrigal Pharmaceuticals, Inc.* (Biotechnology)		2,009		938,846
Mannkind Corp.* (Biotechnology)		81,215		317,551
MapLight Therapeutics, Inc.* (Biotechnology)		4,752		61,871
MiMedx Group, Inc.* (Biotechnology)		28,193		116,437
Mineralys Therapeutics, Inc.* (Biotechnology)		26,819		684,421
Mirum Pharmaceuticals, Inc.* (Biotechnology)		10,073		1,067,234
Moderna, Inc.* (Biotechnology)		20,588		1,128,634
Monte Rosa Therapeutics, Inc.* (Biotechnology)		20,154		332,944
Myriad Genetics, Inc.* (Biotechnology)		28,752		82,231
Natera, Inc.* (Biotechnology)		4,373		1,170,914
Neurocrine Biosciences, Inc.* (Biotechnology)		5,886		981,785
Novavax, Inc.*(a) (Biotechnology)		71,547		523,724
Nurix Therapeutics, Inc.* (Biotechnology)		23,449		544,251
Ocugen, Inc.*(a) (Biotechnology)		133,355		164,027
Olema Pharmaceuticals, Inc.* (Biotechnology)		25,905		296,612
ORIC Pharmaceuticals, Inc.* (Biotechnology)		31,133		344,642
Oruka Therapeutics Inc* (Biotechnology)		14,788		1,427,189
Ovid Therapeutics, Inc.* (Biotechnology)		46,916		104,154
Palvella Therapeutics, Inc.* (Biotechnology)		3,897		541,839
Perspective Therapeutics, Inc.* (Biotechnology)		38,484		111,988
Praxis Precision Medicines, Inc.* (Biotechnology)		3,934		1,211,003
Precigen, Inc.* (Biotechnology)		67,557		423,582
Prime Medicine, Inc.* (Biotechnology)		49,831		145,507
Protagonist Therapeutics, Inc.* (Biotechnology)		8,952		1,223,201
Prothena Corp. PLC* (Biotechnology)		13,857		112,519
PTC Therapeutics, Inc.* (Biotechnology)		12,909		877,941

See accompanying notes to financial statements.

8  ::  Biotechnology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares		Value
Recursion Pharmaceuticals, Inc.*(a)— Class A (Biotechnology)		210,477		$631,431
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,574		1,200,380
REGENXBIO, Inc.* (Biotechnology)		18,677		180,980
Relay Therapeutics, Inc.* (Biotechnology)		59,954		1,128,934
Replimune Group, Inc.* (Biotechnology)		26,188		293,306
REVOLUTION Medicines, Inc.* (Biotechnology)		6,567		1,231,510
Rhythm Pharmaceuticals, Inc.* (Biotechnology)		11,047		1,096,415
Rigel Pharmaceuticals, Inc.* (Biotechnology)		6,200		228,222
Roivant Sciences, Ltd.* (Biotechnology)		33,328		1,130,152
Sagimet Biosciences, Inc.* (Biotechnology)		9,373		66,642
Sana Biotechnology, Inc.* (Biotechnology)		67,482		211,219
Sarepta Therapeutics, Inc.* (Biotechnology)		42,415		630,287
Savara, Inc.* (Biotechnology)		30,474		166,388
Scholar Rock Holding Corp.* (Biotechnology)		21,476		1,015,707
SELLAS Life Sciences Group, Inc.*(a) (Biotechnology)		82,286		823,683
Sionna Therapeutics, Inc.* (Biotechnology)		6,176		291,075
Solid Biosciences, Inc.* (Biotechnology)		24,621		198,445
Spyre Therapeutics, Inc.* (Biotechnology)		12,611		1,240,039
Stoke Therapeutics, Inc.* (Biotechnology)		15,004		433,015
Summit Therapeutics, Inc.* (Biotechnology)		70,875		922,793
Syndax Pharmaceuticals, Inc.* (Biotechnology)		33,542		638,975
Tango Therapeutics, Inc.* (Biotechnology)		27,490		747,178
Taysha Gene Therapies, Inc.* (Biotechnology)		53,066		310,967
TG Therapeutics, Inc.* (Biotechnology)		20,310		1,056,729
Travere Therapeutics, Inc.* (Biotechnology)		20,258		1,132,220
Twist Bioscience Corp.* (Biotechnology)		13,972		1,279,136
Tyra Biosciences, Inc.* (Biotechnology)		13,276		423,239
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)		34,869		868,587
uniQure N.V.* (Biotechnology)		22,789		994,284
United Therapeutics Corp.* (Biotechnology)		1,740		900,815
Vanda Pharmaceuticals, Inc.* (Biotechnology)		21,851		111,440
Vaxcyte, Inc.* (Biotechnology)		20,847		1,127,406
Vera Therapeutics, Inc.* (Biotechnology)		25,201		808,952
Veracyte, Inc.* (Biotechnology)		14,229		659,087
Verastem, Inc.* (Biotechnology)		32,313		187,415
Vericel Corp.* (Biotechnology)		11,387		523,347
Vertex Pharmaceuticals, Inc.* (Biotechnology)		2,173		1,036,738
Viking Therapeutics, Inc.* (Biotechnology)		34,121		1,083,001
Vir Biotechnology, Inc.* (Biotechnology)		47,154		408,354
Viridian Therapeutics, Inc.* (Biotechnology)		37,302		705,754
Vor BioPharma, Inc.* (Biotechnology)		16,745		354,157
Xencor, Inc.* (Biotechnology)		18,495		373,784
Zenas Biopharma, Inc.* (Biotechnology)		12,867		404,538
TOTAL COMMON STOCKS (Cost $61,298,427)				93,039,076

Rights(NM)

Eli Lilly & Company*CVR (Biotechnology)	9,511	5,992
TOTAL RIGHTS (Cost $5,992)		5,992

Repurchase Agreements(b)(c) (24.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $29,065,481	$29,057,000		$29,057,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,057,000)			29,057,000

Collateral for Securities Loaned(d) (2.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.75%(e)	2,850,495		$2,850,495
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,850,495)			2,850,495
TOTAL INVESTMENT SECURITIES (Cost $93,211,914)—105.0%			124,952,563
Net other assets (liabilities)—(5.0)%			(5,991,576)
NET ASSETS—100.0%			$118,960,987
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $2,643,038.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $17,011,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
CVR
Contingent Value Rights
NM
Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Biotechnology UltraSector ProFund  ::  9

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International		8/24/26		4.38%	$40,222,417	$(1,478,283)
S&P Biotechnology Select Industry Index	UBS AG		8/24/26		4.68%	45,758,035	(1,772,999)
						$85,980,452	$(3,251,282)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Biotechnology		$93,045,068		78.2%
Other**	25,915,919			21.8%
Total		$118,960,987		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

10  ::  Bull ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (57.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	246		$43,365
A.O. Smith Corp. (Building Products)	53		3,187
Abbott Laboratories (Health Care Equipment & Supplies)	822		86,885
AbbVie, Inc. (Biotechnology)	833		209,032
Accenture PLC—Class A (IT Services)	290		48,117
Adobe, Inc.* (Software)	191		47,828
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	769		366,159
Aflac, Inc. (Insurance)	216		27,536
Agilent Technologies, Inc. (Life Sciences Tools & Services)	133		18,403
Air Products & Chemicals, Inc. (Chemicals)	105		30,963
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	197		29,849
Akamai Technologies, Inc.* (IT Services)	69		7,947
Albemarle Corp. (Chemicals)	56		6,588
Alexandria Real Estate Equities, Inc. (Office REITs)	74		3,807
Align Technology, Inc.* (Health Care Equipment & Supplies)	31		5,244
Allegion PLC (Building Products)	41		6,453
Alliant Energy Corp. (Electric Utilities)	122		8,635
Allstate Corp. (Insurance)	121		31,954
Alphabet, Inc.—Class A (Interactive Media & Services)	2,766		985,055
Alphabet, Inc.—Class C (Interactive Media & Services)	2,230		795,330
Altria Group, Inc. (Tobacco)	788		53,844
Amazon.com, Inc.* (Broadline Retail)	4,618		1,254,156
Amcor plc (Containers & Packaging)	218		9,784
Ameren Corp. (Multi-Utilities)	131		14,359
American Electric Power Co., Inc. (Electric Utilities)	257		32,857
American Express Co. (Consumer Finance)	251		84,398
American International Group, Inc. (Insurance)	250		19,645
American Tower Corp.—Class A (Specialized REITs)	220		38,139
American Water Works Co., Inc. (Water Utilities)	92		12,344
Ameriprise Financial, Inc. (Capital Markets)	42		22,925
AMETEK, Inc. (Electrical Equipment)	108		26,105
Amgen, Inc. (Biotechnology)	255		98,216
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	580		93,205
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	230		84,504
Aon PLC—Class A (Insurance)	101		36,416
APA Corp. (Oil, Gas & Consumable Fuels)	167		6,232
Apollo Global Management, Inc. (Financial Services)	218		27,379
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,928		2,140,129
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	374		189,869
AppLovin Corp.*—Class A (Software)	127		50,279
Aptiv PLC* (Automobile Components)	100		5,647
Arch Capital Group, Ltd.* (Insurance)	164		16,487
Archer-Daniels-Midland Co. (Food Products)	227		17,994
Ares Management Corporation—Class A (Capital Markets)	100		12,809

Common Stocks, continued

	Shares	Value
Arista Networks, Inc.* (Communications Equipment)	487		$87,830
Arthur J. Gallagher & Co. (Insurance)	121		30,180
Assurant, Inc. (Insurance)	23		6,421
AT&T, Inc. (Diversified Telecommunication Services)	3,278		76,214
Atmos Energy Corp. (Gas Utilities)	79		13,650
Autodesk, Inc.* (Software)	100		23,420
Automatic Data Processing, Inc. (Professional Services)	189		50,361
AutoZone, Inc.* (Specialty Retail)	8		24,130
AvalonBay Communities, Inc. (Residential REITs)	66		12,251
Avery Dennison Corp. (Containers & Packaging)	36		6,110
Axon Enterprise, Inc.* (Aerospace & Defense)	38		20,055
Baker Hughes Co. (Energy Equipment & Services)	468		28,309
Ball Corp. (Containers & Packaging)	126		8,177
Bank of America Corp. (Banks)	3,080		190,806
Baxter International, Inc. (Health Care Equipment & Supplies)	244		6,383
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	130		21,531
Berkshire Hathaway, Inc.*—Class B (Financial Services)	865		442,482
Best Buy Co., Inc. (Specialty Retail)	92		7,936
Biogen, Inc.* (Biotechnology)	70		14,207
Bio-Techne Corp. (Life Sciences Tools & Services)	74		5,335
BlackRock, Inc. (Capital Markets)	68		74,147
Blackstone, Inc. (Capital Markets)	350		44,713
Block, Inc.* (Financial Services)	252		20,472
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	366		70,602
Boston Properties, Inc. (Office REITs)	70		4,909
Boston Scientific Corp.* (Health Care Equipment & Supplies)	701		32,758
Bristol-Myers Squibb Co. (Pharmaceuticals)	963		62,894
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,233		869,262
Broadridge Financial Solutions, Inc. (Professional Services)	55		8,467
Brown & Brown, Inc. (Insurance)	138		9,715
Brown-Forman Corp.—Class B (Beverages)	79		2,270
Builders FirstSource, Inc.* (Building Products)	51		3,388
Bunge Global SA (Food Products)	64		6,799
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	56		8,273
Cadence Design Systems, Inc.* (Software)	130		44,203
Camden Property Trust (Residential REITs)	47		5,208
Capital One Financial Corp. (Consumer Finance)	294		61,449
Cardinal Health, Inc. (Health Care Providers & Services)	110		25,303
Carnival Corp Ltd. (Leisure Facilities & Services)	607		16,881
Carrier Global Corp. (Building Products)	368		22,746
Carvana Co.* (Specialty Retail)	338		21,078
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	17		14,807
Caterpillar, Inc. (Machinery)	217		176,813

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Bull ProFund  ::  11

Common Stocks, continued

	Shares	Value
Cboe Global Markets, Inc. (Capital Markets)	49		$15,201
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	138		20,259
CDW Corp. (Electronic Equipment, Instruments & Components)	60		8,869
Cencora, Inc. (Health Care Providers & Services)	92		28,643
Centene Corp.* (Health Care Providers & Services)	221		13,751
CenterPoint Energy, Inc. (Multi-Utilities)	309		12,990
CF Industries Holdings, Inc. (Chemicals)	72		9,014
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	23		5,348
Charter Communications, Inc.*—Class A (Media)	39		5,654
Chevron Corp. (Oil, Gas & Consumable Fuels)	883		173,801
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	605		22,518
Chubb, Ltd. (Insurance)	170		59,616
Church & Dwight Co., Inc. (Household Products)	112		11,067
Ciena Corp.* (Communications Equipment)	67		25,262
Cincinnati Financial Corp. (Insurance)	73		12,971
Cintas Corp. (Commercial Services & Supplies)	160		32,741
Cisco Systems, Inc. (Communications Equipment)	1,863		216,090
Citigroup, Inc. (Banks)	805		106,622
Citizens Financial Group, Inc. (Banks)	199		14,258
CME Group, Inc. (Capital Markets)	171		45,792
CMS Energy Corp. (Multi-Utilities)	146		10,511
Cognizant Technology Solutions Corp.—Class A (IT Services)	224		12,398
Coherent Corp.* (Electronic Equipment, Instruments & Components)	92		24,186
Coinbase Global, Inc.*—Class A (Capital Markets)	105		15,357
Colgate-Palmolive Co. (Household Products)	377		34,420
Comcast Corp.—Class A (Media)	1,681		40,277
Comfort Systems USA, Inc. (Construction & Engineering)	17		29,405
ConocoPhillips (Oil, Gas & Consumable Fuels)	575		69,276
Consolidated Edison, Inc. (Multi-Utilities)	174		18,940
Constellation Brands, Inc.—Class A (Beverages)	66		8,595
Constellation Energy Corp. (Electric Utilities)	151		39,675
Copart, Inc.* (Commercial Services & Supplies)	418		12,172
Corning, Inc. (Electronic Equipment, Instruments & Components)	369		51,014
Corpay, Inc.* (Software)	31		11,845
Corteva, Inc. (Chemicals)	316		24,872
CoStar Group, Inc.* (Real Estate Management & Development)	193		5,551
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	209		198,945
CRH plc (Construction Materials)	315		29,928
Crowdstrike Holdings, Inc.*—Class A (Software)	480		91,613
Crown Castle International Corp. (Specialized REITs)	206		15,718
CSX Corp. (Ground Transportation)	877		44,201
Cummins, Inc. (Machinery)	65		41,223

Common Stocks, continued

	Shares	Value
CVS Health Corp. (Health Care Providers & Services)	602		$62,867
D.R. Horton, Inc. (Household Durables)	124		17,739
Danaher Corp. (Life Sciences Tools & Services)	297		57,908
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	54		10,993
Datadog, Inc.*—Class A (Software)	156		41,803
DaVita, Inc.* (Health Care Providers & Services)	15		3,601
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	67		6,491
Deere & Co. (Machinery)	118		69,935
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	136		55,130
Delta Air Lines, Inc. (Passenger Airlines)	308		26,932
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	544		24,551
Dexcom, Inc.* (Health Care Equipment & Supplies)	182		15,188
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	92		18,671
Digital Realty Trust, Inc. (Specialized REITs)	165		31,106
Dollar General Corp. (Consumer Staples Distribution & Retail)	104		13,213
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	85		10,813
Dominion Energy, Inc. (Multi-Utilities)	415		28,706
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	14		4,864
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	179		35,113
Dover Corp. (Machinery)	64		13,096
Dow, Inc. (Chemicals)	340		10,299
DTE Energy Co. (Multi-Utilities)	98		13,903
Duke Energy Corp. (Electric Utilities)	368		46,158
DuPont de Nemours, Inc. (Chemicals)	64		8,768
Eaton Corp. PLC (Electrical Equipment)	183		75,982
eBay, Inc. (Broadline Retail)	209		23,828
EchoStar Corp.*—Class A (Media)	64		5,382
Ecolab, Inc. (Chemicals)	119		33,038
Edison International (Electric Utilities)	182		13,353
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	272		23,411
Electronic Arts, Inc. (Entertainment)	106		22,245
Elevance Health, Inc. (Health Care Providers & Services)	102		38,336
Eli Lilly & Co. (Pharmaceuticals)	373		428,518
EMCOR Group, Inc. (Construction & Engineering)	21		16,746
Emerson Electric Co. (Electrical Equipment)	264		39,552
Entergy Corp. (Electric Utilities)	216		23,246
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	251		37,321
EQT Corp. (Oil, Gas & Consumable Fuels)	295		15,721
Equifax, Inc. (Professional Services)	56		9,667
Equinix, Inc. (Specialized REITs)	47		47,905
Equity Residential (Residential REITs)	161		10,698
Erie Indemnity Co.—Class A (Insurance)	12		2,904
Essex Property Trust, Inc. (Residential REITs)	30		8,524
Everest Group, Ltd. (Insurance)	19		7,109
Evergy, Inc. (Electric Utilities)	109		9,048
Eversource Energy (Electric Utilities)	177		12,671
Exelon Corp. (Electric Utilities)	483		22,131

See accompanying notes to financial statements.

12  ::  Bull ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares		Value
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	113		$10,625
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	54		15,916
Expeditors International of Washington, Inc. (Air Freight & Logistics)	62		10,409
Extra Space Storage, Inc. (Specialized REITs)	100		14,804
ExxonMobil Holdings Corp. (Oil, Gas & Consumable Fuels)	1,955		303,884
F5, Inc.* (Communications Equipment)	27		10,869
FactSet Research Systems, Inc. (Capital Markets)	17		4,474
Fair Isaac Corp.* (Software)	11		12,353
Fastenal Co. (Trading Companies & Distributors)	542		25,859
Federal Realty Investment Trust (Retail REITs)	37		4,591
FedEx Corp. (Air Freight & Logistics)	104		31,970
Fedex Freight Holding Company, Inc.* (Ground Transportation)	51		7,167
Fidelity National Information Services, Inc. (Financial Services)	244		10,924
Fifth Third Bancorp (Banks)	428		24,182
First Horizon Corp. (Banks)	—	(a)	10
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	51		10,763
FirstEnergy Corp. (Electric Utilities)	246		11,884
Fiserv, Inc.* (Financial Services)	252		13,593
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	173		19,679
Ford Motor Co. (Automobiles)	1,846		27,099
Fortinet, Inc.* (Software)	294		47,613
Fortive Corp. (Machinery)	144		8,526
Fox Corp.—Class A (Media)	94		5,474
Fox Corp.—Class B (Media)	66		3,428
Franklin Resources, Inc. (Capital Markets)	145		4,910
Freeport-McMoRan, Inc. (Metals & Mining)	678		42,463
Garmin, Ltd. (Household Durables)	77		22,622
Gartner, Inc.* (IT Services)	32		4,833
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	215		14,624
GE Vernova, Inc. (Electrical Equipment)	127		125,767
Gen Digital, Inc. (Software)	260		7,137
Generac Holdings, Inc.* (Electrical Equipment)	28		5,519
General Dynamics Corp. (Aerospace & Defense)	120		46,010
General Electric Co. (Industrial Conglomerates)	492		177,155
General Mills, Inc. (Food Products)	252		9,009
General Motors Co. (Automobiles)	425		37,766
Genuine Parts Co. (Distributors)	65		8,084
Gilead Sciences, Inc. (Biotechnology)	586		76,303
Global Payments, Inc. (Financial Services)	110		9,249
Globe Life, Inc. (Insurance)	37		6,743
GoDaddy, Inc.*—Class A (IT Services)	62		5,130
Halliburton Co. (Energy Equipment & Services)	394		12,707
Hasbro, Inc. (Leisure Products)	63		5,918
HCA Healthcare, Inc. (Health Care Providers & Services)	73		29,389
Healthpeak Properties, Inc. (Health Care REITs)	325		7,095
Henry Schein, Inc.* (Health Care Providers & Services)	46		3,945
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	626		29,985

Common Stocks, continued

	Shares	Value
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	107		$34,292
Honeywell Aerospace, Inc.* (Aerospace & Defense)	149		30,804
Honeywell International, Inc. (Industrial Conglomerates)	149		36,214
Hormel Foods Corp. (Food Products)	138		3,451
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	300		7,539
Howmet Aerospace, Inc. (Aerospace & Defense)	189		53,347
HP, Inc. (Technology Hardware, Storage & Peripherals)	431		11,753
Hubbell, Inc. (Electrical Equipment)	25		11,814
Humana, Inc. (Health Care Providers & Services)	57		20,740
Huntington Bancshares, Inc. (Banks)	956		16,290
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	19		6,203
IDEX Corp. (Machinery)	35		8,066
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	37		20,686
Illinois Tool Works, Inc. (Machinery)	124		35,582
Incyte Corp.* (Biotechnology)	79		9,442
Ingersoll Rand, Inc. (Machinery)	168		14,008
Insulet Corp.* (Health Care Equipment & Supplies)	33		5,457
Intel Corp.* (Semiconductors & Semiconductor Equipment)	2,229		201,056
Interactive Brokers Group, Inc.—Class A (Capital Markets)	210		18,478
Intercontinental Exchange, Inc. (Capital Markets)	267		40,712
International Business Machines Corp. (IT Services)	443		99,077
International Flavors & Fragrances, Inc. (Chemicals)	120		9,506
International Paper Co. (Containers & Packaging)	250		10,208
Intuit, Inc. (Software)	130		41,089
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	167		59,006
Invesco, Ltd. (Capital Markets)	209		6,186
Invitation Homes, Inc. (Residential REITs)	258		7,668
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	79		18,567
Iron Mountain, Inc. (Specialized REITs)	140		17,125
J.B. Hunt Transport Services, Inc. (Ground Transportation)	35		9,511
Jabil, Inc. (Electronic Equipment, Instruments & Components)	50		15,753
Jack Henry & Associates, Inc. (Financial Services)	34		5,237
Jacobs Solutions, Inc. (Professional Services)	56		7,556
Johnson & Johnson (Pharmaceuticals)	1,136		291,214
Johnson Controls International PLC (Building Products)	288		42,238
JPMorgan Chase & Co. (Banks)	1,264		444,664
Kenvue, Inc. (Personal Care Products)	906		17,432
Keurig Dr Pepper, Inc. (Beverages)	642		19,979
KeyCorp (Banks)	435		9,827

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Bull ProFund  ::  13

Common Stocks, continued

	Shares	Value
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	81		$25,845
Kimberly-Clark Corp. (Household Products)	157		17,162
Kimco Realty Corp. (Retail REITs)	318		8,103
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	924		29,734
KKR & Co., Inc. (Capital Markets)	326		33,066
KLA Corp. (Semiconductors & Semiconductor Equipment)	616		112,617
L3Harris Technologies, Inc. (Aerospace & Defense)	88		24,381
Labcorp Holdings, Inc. (Health Care Providers & Services)	39		12,059
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	590		172,882
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	141		6,893
Leidos Holdings, Inc. (Professional Services)	59		6,820
Lennar Corp.—Class A (Household Durables)	102		8,400
Lennox International, Inc. (Building Products)	15		6,238
Linde PLC (Chemicals)	218		104,286
Live Nation Entertainment, Inc.* (Entertainment)	75		13,060
Lockheed Martin Corp.—Class B (Aerospace & Defense)	96		55,943
Loews Corp. (Insurance)	80		9,281
Lowe’s Cos., Inc. (Specialty Retail)	264		54,862
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	49		5,825
Lumentum Holdings, Inc.* (Communications Equipment)	37		26,416
LyondellBasell Industries N.V.—Class A (Chemicals)	122		7,574
M&T Bank Corp. (Banks)	69		16,994
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	138		43,673
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	104		38,628
Marsh & McLennan Cos., Inc. (Insurance)	227		43,060
Martin Marietta Materials, Inc. (Construction Materials)	28		14,704
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	413		77,462
Masco Corp. (Building Products)	95		6,791
MasterCard, Inc.—Class A (Financial Services)	381		218,351
McCormick & Co., Inc. (Food Products)	120		6,108
McDonald’s Corp. (Hotels, Restaurants & Leisure)	335		90,665
McKesson Corp. (Health Care Providers & Services)	57		48,803
Medtronic PLC (Health Care Equipment & Supplies)	606		51,746
Merck & Co., Inc. (Pharmaceuticals)	1,165		151,683
Meta Platforms, Inc.—Class A (Interactive Media & Services)	1,036		576,752
MetLife, Inc. (Insurance)	255		24,513
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	10		14,163
MGM Resorts International* (Hotels, Restaurants & Leisure)	91		4,056
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	255		18,944

Common Stocks, continued

	Shares	Value
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	532		$437,852
Microsoft Corp. (Software)	3,504		1,628,378
Mid-America Apartment Communities, Inc. (Residential REITs)	55		7,279
Moderna, Inc.* (Biotechnology)	167		9,155
Molson Coors Beverage Co.—Class B (Beverages)	76		3,159
Mondelez International, Inc.—Class A (Food Products)	606		37,759
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	23		32,799
Monster Beverage Corp.* (Beverages)	337		32,480
Moody’s Corp. (Capital Markets)	71		33,965
Morgan Stanley (Capital Markets)	565		118,887
Motorola Solutions, Inc. (Communications Equipment)	78		33,989
MSCI, Inc. (Capital Markets)	34		19,456
Nasdaq, Inc. (Capital Markets)	211		19,874
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	93		16,601
Netflix, Inc.* (Entertainment)	1,986		142,416
Newmont Corp. (Metals & Mining)	504		47,230
News Corp.—Class A (Media)	172		4,740
News Corp.—Class B (Media)	57		1,782
NextEra Energy, Inc. (Electric Utilities)	984		85,530
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	566		23,608
NiSource, Inc. (Multi-Utilities)	226		10,041
Nordson Corp. (Machinery)	25		7,445
Norfolk Southern Corp. (Ground Transportation)	106		35,561
Northern Trust Corp. (Capital Markets)	87		15,851
Northrop Grumman Corp. (Aerospace & Defense)	63		34,176
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	217		4,021
NRG Energy, Inc. (Electric Utilities)	100		13,429
Nucor Corp. (Metals & Mining)	107		27,530
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	11,426		2,293,770
NVR, Inc.* (Household Durables)	1		6,147
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	119		27,270
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	343		19,575
Old Dominion Freight Line, Inc. (Ground Transportation)	86		18,244
Omnicom Group, Inc. (Media)	134		10,546
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	185		15,098
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	297		26,971
Oracle Corp. (Software)	800		103,896
O’Reilly Automotive, Inc.* (Specialty Retail)	391		34,936
Otis Worldwide Corp. (Machinery)	181		13,023
PACCAR, Inc. (Machinery)	248		32,905
Packaging Corp. of America (Containers & Packaging)	42		10,325
Palantir Technologies, Inc.*—Class A (Software)	1,083		133,274
Palo Alto Networks, Inc.* (Software)	383		127,091

See accompanying notes to financial statements.

14  ::  Bull ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Paramount Skydance Corp.(b)—Class B (Media)	149		$1,186
Parker-Hannifin Corp. (Machinery)	59		57,615
Paychex, Inc. (Professional Services)	152		17,760
PayPal Holdings, Inc. (Financial Services)	416		23,799
Pentair PLC (Machinery)	76		4,973
PepsiCo, Inc. (Beverages)	645		90,016
Pfizer, Inc. (Pharmaceuticals)	2,689		67,252
PG&E Corp. (Electric Utilities)	1,039		18,058
Philip Morris International, Inc. (Tobacco)	735		140,253
Phillips 66 (Oil, Gas & Consumable Fuels)	189		40,008
Pinnacle West Capital Corp. (Electric Utilities)	57		5,756
PNC Financial Services Group, Inc. (Banks)	189		47,225
PPG Industries, Inc. (Chemicals)	105		11,605
PPL Corp. (Electric Utilities)	355		12,500
Principal Financial Group, Inc. (Insurance)	93		10,574
Prologis, Inc. (Industrial REITs)	440		63,628
Prudential Financial, Inc. (Insurance)	164		20,021
PTC, Inc.* (Software)	54		7,409
Public Service Enterprise Group, Inc. (Multi-Utilities)	235		18,020
Public Storage (Specialized REITs)	75		24,313
PulteGroup, Inc. (Household Durables)	90		11,382
Qnity Electronics, Inc. (Semiconductors & Semiconductor Equipment)	99		12,987
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	497		73,362
Quanta Services, Inc. (Construction & Engineering)	71		47,382
Quest Diagnostics, Inc. (Health Care Providers & Services)	52		12,117
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	18		6,846
Raymond James Financial, Inc. (Capital Markets)	82		14,430
Realty Income Corp. (Retail REITs)	440		28,103
Regency Centers Corp. (Retail REITs)	78		6,263
Regeneron Pharmaceuticals, Inc. (Biotechnology)	47		35,844
Regions Financial Corp. (Banks)	403		12,473
Republic Services, Inc. (Commercial Services & Supplies)	94		19,792
ResMed, Inc. (Health Care Equipment & Supplies)	68		14,347
Revvity, Inc. (Life Sciences Tools & Services)	53		5,964
Robinhood Markets, Inc.*—Class A (Capital Markets)	373		32,287
Rockwell Automation, Inc. (Electrical Equipment)	52		24,964
Rollins, Inc. (Commercial Services & Supplies)	139		5,278
Roper Technologies, Inc. (Software)	48		18,815
Ross Stores, Inc. (Specialty Retail)	152		38,163
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	118		37,559
RTX Corp. (Aerospace & Defense)	635		136,666
S&P Global, Inc. (Capital Markets)	143		58,906
Salesforce, Inc. (Software)	386		71,032
Sandisk Corp.* (Semiconductors)	70		85,038
SBA Communications Corp.—Class A (Specialized REITs)	50		9,049
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	106		90,750

Common Stocks, continued

	Shares	Value
Sempra (Multi-Utilities)	308		$27,273
ServiceNow, Inc.* (Software)	486		54,058
Simon Property Group, Inc. (Retail REITs)	153		35,093
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	71		4,422
SLB, Ltd. (Energy Equipment & Services)	705		34,961
Smurfit WestRock PLC (Containers & Packaging)	247		11,355
Snap-on, Inc. (Machinery)	24		9,850
Solventum Corp.* (Health Care Equipment & Supplies)	69		5,895
Southwest Airlines Co. (Passenger Airlines)	231		10,388
Stanley Black & Decker, Inc. (Machinery)	73		6,904
Starbucks Corp. (Hotels, Restaurants & Leisure)	538		56,626
State Street Corp. (Capital Markets)	131		24,125
Steel Dynamics, Inc. (Metals & Mining)	64		16,081
STERIS PLC (Health Care Equipment & Supplies)	46		10,506
Stryker Corp. (Health Care Equipment & Supplies)	163		53,089
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	238		6,759
Synchrony Financial (Consumer Finance)	159		12,051
Synopsys, Inc.* (Software)	90		34,988
Sysco Corp. (Consumer Staples Distribution & Retail)	226		19,264
T. Rowe Price Group, Inc. (Capital Markets)	101		11,287
Take-Two Interactive Software, Inc.* (Entertainment)	82		19,919
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	95		14,475
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	101		27,307
Target Corp. (Consumer Staples Distribution & Retail)	214		30,921
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	138		28,385
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	22		14,423
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	74		27,209
Tesla, Inc.* (Automobiles)	1,328		413,287
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	429		118,292
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	27		10,870
Textron, Inc. (Aerospace & Defense)	82		6,991
The AES Corp. (Independent Power/ Renewable Electricity Producers)	336		4,932
The Bank of New York Mellon Corp. (Capital Markets)	324		50,651
The Boeing Co.* (Aerospace & Defense)	372		80,404
The Charles Schwab Corp. (Capital Markets)	771		81,140
The Cigna Group (Health Care Providers & Services)	125		34,881
The Clorox Co. (Household Products)	57		5,445
The Coca-Cola Co. (Beverages)	1,827		160,027
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	92		6,653
The Estee Lauder Cos., Inc. (Personal Care Products)	117		9,816

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Bull ProFund  ::  15

Common Stocks, continued

	Shares	Value
The Goldman Sachs Group, Inc. (Capital Markets)	139		$141,555
The Hartford Financial Services Group, Inc. (Insurance)	129		18,306
The Hershey Co. (Food Products)	70		12,254
The Home Depot, Inc. (Specialty Retail)	470		156,021
The J.M. Smucker Co. (Food Products)	50		5,963
The Kraft Heinz Co. (Food Products)	403		10,418
The Kroger Co. (Consumer Staples Distribution & Retail)	268		15,474
The Mosaic Co. (Chemicals)	150		3,318
The Procter & Gamble Co. (Household Products)	1,098		158,650
The Progressive Corp. (Insurance)	276		58,352
The Sherwin-Williams Co. (Chemicals)	108		36,812
The Southern Co. (Electric Utilities)	532		50,295
The TJX Cos., Inc. (Specialty Retail)	522		82,131
The Trade Desk, Inc.*—Class A (Media)	201		3,626
The Travelers Cos., Inc. (Insurance)	100		37,436
The Walt Disney Co. (Entertainment)	819		78,780
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	577		41,279
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	175		100,502
TKO Group Holdings, Inc. (Entertainment)	30		5,454
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	220		37,996
Tractor Supply Co. (Specialty Retail)	247		7,600
Trane Technologies PLC (Building Products)	104		47,315
TransDigm Group, Inc. (Aerospace & Defense)	26		32,614
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	110		6,224
Truist Financial Corp. (Banks)	588		30,482
Tyler Technologies, Inc.* (Software)	20		6,192
Tyson Foods, Inc.—Class A (Food Products)	133		7,709
U.S. Bancorp (Banks)	732		46,123
Uber Technologies, Inc.* (Ground Transportation)	960		67,546
UDR, Inc. (Residential REITs)	139		5,304
Ulta Beauty, Inc.* (Specialty Retail)	21		10,769
Union Pacific Corp. (Ground Transportation)	280		81,796
United Airlines Holdings, Inc.* (Passenger Airlines)	153		18,563
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	352		36,685
United Rentals, Inc. (Trading Companies & Distributors)	30		32,378
UnitedHealth Group, Inc. (Health Care Providers & Services)	428		177,362
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	25		4,211
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	140		43,806
Veeva Systems, Inc.*—Class A (Health Care Technology)	71		14,468
Ventas, Inc. (Health Care REITs)	229		21,414
Veralto Corp. (Commercial Services & Supplies)	116		10,924
VeriSign, Inc. (IT Services)	39		11,311

Common Stocks, continued

	Shares	Value
Verisk Analytics, Inc. (Professional Services)	62		$12,081
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,970		92,215
Vertex Pharmaceuticals, Inc.* (Biotechnology)	120		57,252
Vertiv Holdings Company—Class A (Electrical Equipment)	181		43,724
Viatris, Inc. (Pharmaceuticals)	549		9,640
VICI Properties, Inc. (Specialized REITs)	516		13,597
Visa, Inc.—Class A (Financial Services)	783		286,680
Vistra Corp. (Independent Power/Renewable Electricity Producers)	150		22,229
Vulcan Materials Co. (Construction Materials)	61		16,383
W.R. Berkley Corp. (Insurance)	139		10,083
W.W. Grainger, Inc. (Trading Companies & Distributors)	20		27,644
Wabtec Corp. (Machinery)	80		23,269
Walmart, Inc. (Consumer Staples Distribution & Retail)	2,068		229,961
Warner Bros. Discovery, Inc.* (Entertainment)	1,169		30,745
Waste Management, Inc. (Commercial Services & Supplies)	174		39,419
Waters Corp.* (Life Sciences Tools & Services)	46		17,356
WEC Energy Group, Inc. (Multi-Utilities)	154		16,851
Wells Fargo & Co. (Banks)	1,444		124,834
Welltower, Inc. (Health Care REITs)	333		78,068
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	33		11,252
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	163		88,809
Weyerhaeuser Co. (Specialized REITs)	340		8,510
Williams-Sonoma, Inc. (Specialty Retail)	56		12,805
Willis Towers Watson PLC (Insurance)	45		15,116
Workday, Inc.*—Class A (Software)	96		15,393
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	40		3,972
Xcel Energy, Inc. (Electric Utilities)	294		22,991
Xylem, Inc. (Machinery)	112		13,101
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	130		19,926
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	22		6,464
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	91		8,548
Zoetis, Inc. (Pharmaceuticals)	198		15,303
TOTAL COMMON STOCKS (Cost $3,877,168)		30,364,032

Repurchase Agreements(c)(d) (41.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $22,017,424		$22,011,000		$22,011,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,011,000)			22,011,000

See accompanying notes to financial statements.

16  ::  Bull ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Collateral for Securities Loaned(e)(NM)

	Shares		Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.75%(f)		1,672		$1,672
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,672)			1,672
TOTAL INVESTMENT SECURITIES (Cost $25,889,840)—99.3%				52,376,704
Net other assets (liabilities)—0.7%				361,867
NET ASSETS—100.0%				$52,738,571
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $1,114.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $2,471,000.
(d)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	12	9/21/26	$4,511,550		$39,092

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)			Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International		8/27/26		4.68%			$7,542,148	$74,863
S&P 500	UBS AG		8/27/26			4.68%		10,328,324	107,526
								$17,870,472	$182,389
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Bull ProFund  ::  17

Bull ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$527,594		0.9%
Air Freight & Logistics		87,337		0.2%
Automobile Components		5,647		NM
Automobiles		478,152		0.9%
Banks		1,084,790		2.2%
Beverages		316,526		0.6%
Biotechnology		509,451		1.0%
Broadline Retail		1,277,984		2.5%
Building Products		138,356		0.3%
Capital Markets		961,184		1.8%
Chemicals		296,643		0.5%
Commercial Services & Supplies		120,326		0.2%
Communications Equipment		400,456		0.8%
Construction & Engineering		93,533		0.2%
Construction Materials		61,015		0.1%
Consumer Finance		157,898		0.3%
Consumer Staples Distribution & Retail		533,398		1.0%
Containers & Packaging		55,959		0.1%
Distributors		8,084		NM
Diversified Telecommunication Services		168,429		0.3%
Electric Utilities		428,217		0.8%
Electrical Equipment		353,427		0.7%
Electronic Equipment, Instruments & Components		294,047		0.6%
Energy Equipment & Services		75,977		0.1%
Entertainment		312,619		0.6%
Financial Services		1,058,166		2.0%
Food Products		117,464		0.2%
Gas Utilities		13,650		NM
Ground Transportation		264,026		0.5%
Health Care Equipment & Supplies		441,957		0.8%
Health Care Providers & Services		516,008		1.0%
Health Care REITs		106,577		0.2%
Health Care Technology		14,468		NM
Hotel & Resort REITs		7,539		NM
Hotels, Restaurants & Leisure		486,493		0.9%
Household Durables		66,290		0.1%
Household Products		226,744		0.4%
Independent Power/Renewable Electricity Producers		27,161		0.1%
Industrial Conglomerates		256,734		0.5%
Industrial REITs		63,628		0.1%

	Value		% of Net Assets
Insurance		$514,439		1.0%
Interactive Media & Services		2,357,137		4.5%
IT Services		188,813		0.4%
Leisure Facilities & Services		16,881		NM
Leisure Products		5,918		NM
Life Sciences Tools & Services		254,798		0.5%
Machinery		536,334		0.9%
Media		82,095		0.2%
Metals & Mining		133,304		0.3%
Multi-Utilities		171,594		0.3%
Office REITs		8,716		NM
Oil, Gas & Consumable Fuels		943,305		1.8%
Passenger Airlines		55,883		0.1%
Personal Care Products		27,248		0.1%
Pharmaceuticals		1,026,504		1.9%
Professional Services		112,712		0.2%
Real Estate Management & Development		25,810		NM
Residential REITs		56,932		0.1%
Retail REITs		82,153		0.2%
Semiconductors		85,038		0.2%
Semiconductors & Semiconductor Equipment		5,146,579		9.8%
Software		2,619,709		4.9%
Specialized REITs		220,266		0.4%
Specialty Retail		450,431		0.9%
Technology Hardware, Storage & Peripherals		2,439,916		4.6%
Textiles, Apparel & Luxury Goods		57,245		0.1%
Tobacco		194,097		0.4%
Trading Companies & Distributors		85,881		0.2%
Water Utilities		12,344		NM
Wireless Telecommunication Services		37,996		0.1%
Other**	22,374,539			42.4%
Total	$52,738,571			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

18  ::  Communication Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (76.7%)

	Shares	Value
Alphabet, Inc.—Class A (Interactive Media & Services)	8,321		$2,963,358
Alphabet, Inc.—Class C (Interactive Media & Services)	6,707		2,392,052
AppLovin Corp.*—Class A (Software)	1,144		452,910
AT&T, Inc. (Diversified Telecommunication Services)	55,604		1,292,793
Charter Communications, Inc.*—Class A (Media)	4,172		604,857
Comcast Corp.—Class A (Media)	50,106		1,200,539
EchoStar Corp.*—Class A (Media)	6,799		571,728
Electronic Arts, Inc. (Entertainment)	5,918		1,241,952
Fox Corp.—Class A (Media)	9,952		579,505
Fox Corp.—Class B (Media)	6,937		360,308
Live Nation Entertainment, Inc.* (Entertainment)	6,647		1,157,442
Meta Platforms, Inc.—Class A (Interactive Media & Services)	8,034		4,472,607
Netflix, Inc.* (Entertainment)	16,448		1,179,486
News Corp.—Class A (Media)	18,204		501,702
News Corp.—Class B (Media)	6,011		187,964
Omnicom Group, Inc. (Media)	14,218		1,118,956
Paramount Skydance Corp.(a)—Class B (Media)	15,736		125,259
Take-Two Interactive Software, Inc.* (Entertainment)	4,910		1,192,737
The Trade Desk, Inc.*—Class A (Media)	21,302		384,288
The Walt Disney Co. (Entertainment)	12,304		1,183,522
TKO Group Holdings, Inc. (Entertainment)	3,142		571,247
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	6,976		1,204,825
Verizon Communications, Inc. (Diversified Telecommunication Services)	27,518		1,288,118
Warner Bros. Discovery, Inc.* (Entertainment)	44,731		1,176,425
TOTAL COMMON STOCKS (Cost $23,883,111)			27,404,580

Repurchase Agreements(b)(c) (24.6%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $8,810,571		$8,808,000		$8,808,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,808,000)				8,808,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.75%(e)	119,656		$119,656
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $119,656)			119,656
TOTAL INVESTMENT SECURITIES (Cost $32,810,767)—101.6%			36,332,236
Net other assets (liabilities)—(1.6)%			(575,592)
NET ASSETS—100.0%			$35,756,644
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $118,986.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $2,062,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	8/24/26		4.38%			$17,545,670		$380,808
S&P Communication Services Select Sector Index	UBS AG	8/24/26		4.68%		8,721,962		249,926
						$26,267,632		$630,734
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Communication Services UltraSector ProFund  ::  19

Communication Services UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Diversified Telecommunication Services		$2,580,911		7.2%
Entertainment		7,702,811		21.5%
Interactive Media & Services		9,828,017		27.5%
Media		5,635,106		15.8%
Software		452,910		1.3%
Wireless Telecommunication Services		1,204,825		3.4%
Other**	8,352,064			23.3%
Total	$35,756,644			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

20  ::  Consumer Discretionary UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (79.3%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,728		$261,827
Amazon.com, Inc.* (Broadline Retail)	15,495		4,208,132
Aptiv PLC* (Automobile Components)	875		49,411
AutoZone, Inc.* (Specialty Retail)	68		205,105
Best Buy Co., Inc. (Specialty Retail)	810		69,871
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	3,204		618,052
Carnival Corp Ltd. (Leisure Facilities & Services)	5,320		147,949
Carvana Co.* (Specialty Retail)	2,962		184,710
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	5,304		197,415
D.R. Horton, Inc. (Household Durables)	1,091		156,078
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	474		96,497
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	587		56,869
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	127		44,125
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,565		306,990
eBay, Inc. (Broadline Retail)	1,836		209,322
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	473		139,412
Ford Motor Co. (Automobiles)	16,184		237,581
Garmin, Ltd. (Household Durables)	678		199,183
General Motors Co. (Automobiles)	3,728		331,270
Genuine Parts Co. (Distributors)	569		70,767
Hasbro, Inc. (Leisure Products)	556		52,231
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	941		301,581
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	1,233		60,281
Lennar Corp.—Class A (Household Durables)	890		73,292
Lowe’s Cos., Inc. (Specialty Retail)	2,316		481,288
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	433		51,471
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	905		337,466
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,554		691,214
MGM Resorts International* (Hotels, Restaurants & Leisure)	793		35,344
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	4,960		206,881
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,898		35,170
NVR, Inc.* (Household Durables)	11		67,618
O’Reilly Automotive, Inc.* (Specialty Retail)	3,427		306,202

Common Stocks, continued

	Shares	Value
PulteGroup, Inc. (Household Durables)	788		$99,658
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	160		60,854
Ross Stores, Inc. (Specialty Retail)	1,332		334,425
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,031		328,167
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,713		496,043
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	835		127,229
Tesla, Inc.* (Automobiles)	7,761		2,415,301
The Home Depot, Inc. (Specialty Retail)	2,746		911,563
The TJX Cos., Inc. (Specialty Retail)	4,304		677,192
Tractor Supply Co. (Specialty Retail)	2,168		66,709
Ulta Beauty, Inc.* (Specialty Retail)	180		92,309
Williams-Sonoma, Inc. (Specialty Retail)	487		111,357
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	347		34,461
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,140		174,739
TOTAL COMMON STOCKS (Cost $4,481,608)		16,420,612

Repurchase Agreements(a)(b) (18.6%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $3,842,121		$3,841,000		$3,841,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,841,000)				3,841,000
TOTAL INVESTMENT SECURITIES (Cost $8,322,608)—97.9%				20,261,612
Net other assets (liabilities)—2.1%				443,271
NET ASSETS—100.0%				$20,704,883
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $2,563,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Consumer Discretionary UltraSector ProFund  ::  21

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	8/24/26		4.38%			$7,348,110		$434,507
S&P Consumer Discretionary Select Sector Index	UBS AG	8/24/26		4.68%		7,439,610		458,154
						$14,787,720		$892,661
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Discretionary UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Automobile Components		$49,411		0.2%
Automobiles		2,984,152		14.4%
Broadline Retail		4,417,454		21.4%
Distributors		70,767		0.3%
Hotels, Restaurants & Leisure		4,158,784		20.1%
Household Durables		595,829		2.9%
Leisure Facilities & Services		147,949		0.7%
Leisure Products		52,231		0.3%
Specialty Retail		3,440,731		16.6%
Textiles, Apparel & Luxury Goods		503,304		2.4%
Other**	4,284,271			20.7%
Total	$20,704,883			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

22  ::  Consumer Staples UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (77.1%)

	Shares	Value
Altria Group, Inc. (Tobacco)	1,736		$118,621
Archer-Daniels-Midland Co. (Food Products)	862		68,331
Brown-Forman Corp.—Class B (Beverages)	301		8,648
Bunge Global SA (Food Products)	243		25,814
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	66		57,486
Church & Dwight Co., Inc. (Household Products)	424		41,895
Colgate-Palmolive Co. (Household Products)	1,411		128,824
Constellation Brands, Inc.—Class A (Beverages)	249		32,427
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	266		253,203
Dollar General Corp. (Consumer Staples Distribution & Retail)	394		50,058
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	324		41,216
General Mills, Inc. (Food Products)	954		34,106
Hormel Foods Corp. (Food Products)	522		13,055
Kenvue, Inc. (Personal Care Products)	3,433		66,051
Keurig Dr Pepper, Inc. (Beverages)	2,433		75,715
Kimberly-Clark Corp. (Household Products)	594		64,930
McCormick & Co., Inc. (Food Products)	454		23,109
Molson Coors Beverage Co.—Class B (Beverages)	287		11,928
Mondelez International, Inc.—Class A (Food Products)	1,978		123,248
Monster Beverage Corp.* (Beverages)	1,277		123,077
PepsiCo, Inc. (Beverages)	880		122,813
Philip Morris International, Inc. (Tobacco)	934		178,226
Sysco Corp. (Consumer Staples Distribution & Retail)	855		72,880
Target Corp. (Consumer Staples Distribution & Retail)	812		117,326
The Clorox Co. (Household Products)	216		20,634
The Coca-Cola Co. (Beverages)	2,321		203,296
The Estee Lauder Cos., Inc. (Personal Care Products)	442		37,084

Common Stocks, continued

	Shares	Value
The Hershey Co. (Food Products)	265		$46,388
The J.M. Smucker Co. (Food Products)	191		22,779
The Kraft Heinz Co. (Food Products)	1,527		39,473
The Kroger Co. (Consumer Staples Distribution & Retail)	1,014		58,548
The Procter & Gamble Co. (Household Products)	1,396		201,709
Tyson Foods, Inc.—Class A (Food Products)	504		29,212
Walmart, Inc. (Consumer Staples Distribution & Retail)	2,627		292,122
TOTAL COMMON STOCKS (Cost $1,631,032)		2,804,232

Repurchase Agreements(a)(b) (20.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $753,220		$753,000		$753,000
TOTAL REPURCHASE AGREEMENTS (Cost $753,000)				753,000
TOTAL INVESTMENT SECURITIES (Cost $2,384,032)—97.8%				3,557,232
Net other assets (liabilities)—2.2%				79,430
NET ASSETS—100.0%				$3,636,662
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $490,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	8/24/26		4.38%			$1,338,836		$15,574
S&P Consumer Staples Select Sector Index	UBS AG	8/24/26		4.68%		1,330,243		26,923
						$2,669,079		$42,497
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Consumer Staples UltraSector ProFund  ::  23

Consumer Staples UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Beverages		$577,904		15.9%
Consumer Staples Distribution & Retail		942,839		25.9%
Food Products		425,515		11.7%
Household Products		457,992		12.6%
Personal Care Products		103,135		2.8%
Tobacco		296,847		8.2%
Other**	832,430			22.9%
Total		$3,636,662		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

24  ::  Energy UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (85.2%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	10,025		$374,133
Baker Hughes Co. (Energy Equipment & Services)	28,137		1,702,007
Chevron Corp. (Oil, Gas & Consumable Fuels)	35,443		6,976,245
ConocoPhillips (Oil, Gas & Consumable Fuels)	23,065		2,778,870
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	32,700		1,475,751
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	5,505		1,117,240
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	13,997		2,081,214
EQT Corp. (Oil, Gas & Consumable Fuels)	17,740		945,365
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	6,785		637,994
ExxonMobil Holdings Corp. (Oil, Gas & Consumable Fuels)	60,547		9,411,425
Halliburton Co. (Energy Equipment & Services)	23,694		764,132
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	55,529		1,786,923
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,124		2,254,532
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	20,593		1,175,243
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	17,869		1,622,684
Phillips 66 (Oil, Gas & Consumable Fuels)	10,610		2,245,925
SLB, Ltd. (Energy Equipment & Services)	39,814		1,974,376
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,088		1,646,013
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	1,643		661,439

Common Stocks, continued

	Shares	Value
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	24,692		$1,766,466
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6,934		2,169,649
TOTAL COMMON STOCKS (Cost $30,687,362)		45,567,626

Repurchase Agreements(a)(b) (15.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $8,494,478		$8,492,000		$8,492,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,492,000)				8,492,000
TOTAL INVESTMENT SECURITIES (Cost $39,179,362)—101.1%				54,059,626
Net other assets (liabilities)—(1.1)%				(595,151)
NET ASSETS—100.0%				$53,464,475
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $7,093,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	8/24/26		4.38%			$14,114,890	$(189,898)
S&P Energy Select Sector Index	UBS AG	8/24/26		4.68%		20,484,262		22,602
						$34,599,152		$(167,296)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Energy UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Energy Equipment & Services		$4,440,515		8.3%
Oil, Gas & Consumable Fuels		41,127,111		76.9%
Other**	7,896,849			14.8%
Total	$53,464,475			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Europe 30 ProFund  ::  25

Common Stocks (99.7%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR (Beverages)	4,598		$397,635
ArcelorMittal SAADR (Metals & Mining)	4,221		296,061
Argenx SE*ADR (Biotechnology)	226		192,963
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	2,563		614,325
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	377		614,133
AstraZeneca plc (Pharmaceuticals)	1,432		242,924
Barclays PLCADR (Banks)	9,874		271,535
BioNTech SE*ADR (Biotechnology)	1,884		170,653
BP PLCADR (Oil, Gas & Consumable Fuels)	7,311		330,603
British American Tobacco PLCADR (Tobacco)	5,125		310,831
Diageo PLCADR (Beverages)	2,412		212,401
Equinor ASAADR (Oil, Gas & Consumable Fuels)	9,346		384,121
GSK PLCADR (Pharmaceuticals)	5,352		276,645
Haleon PLCADR (Personal Care Products)	20,125		198,634
HSBC Holdings PLCADR (Banks)	5,804		617,662
ING Groep N.V.ADR (Banks)	8,819		308,048
National Grid PLCADR (Multi-Utilities)	3,090		247,107
Nokia OyjADR (Communications Equipment)	26,381		241,122
Novo Nordisk A/SADR (Pharmaceuticals)	7,990		376,169
RELX PLCADR (Professional Services)	5,728		202,886
Rio Tinto PLCADR (Metals & Mining)	3,844		372,291
Ryanair Holdings PLCADR (Passenger Airlines)	2,638		154,349
Sanofi S.A.ADR (Pharmaceuticals)	5,879		253,267
SAP SEADR(a) (Software)	1,734		318,397
Shell PLCADR (Oil, Gas & Consumable Fuels)	5,276		485,287
Telefonaktiebolaget LM EricssonADR(a) (Communications Equipment)	19,371		190,030
Tenaris S.A.ADR (Energy Equipment & Services)	4,522		259,246
TotalEnergies S.E. (Oil, Gas & Consumable Fuels)	4,749		417,248
Unilever PLCADR (Household Products)	4,824		305,890
Vodafone Group PLCADR (Wireless Telecommunication Services)	14,170		223,603
TOTAL COMMON STOCKS (Cost $7,001,594)			9,486,066

Collateral for Securities Loaned(b) (3.3%)

Invesco Government & Agency Portfolio— Institutional Shares, 3.75%(c)	311,816	311,816
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $311,816)		311,816
TOTAL INVESTMENT SECURITIES (Cost $7,313,410)—103.0%		9,797,882
Net other assets (liabilities)—(3.0)%		(282,125)
NET ASSETS—100.0%		$9,515,757
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $307,803.
(b)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
ADR
American Depositary Receipt

Europe 30 ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Banks		$1,197,245		12.6%
Beverages		610,036		6.4%
Biotechnology		363,616		3.8%
Communications Equipment		431,152		4.5%
Energy Equipment & Services		259,246		2.7%
Household Products		305,890		3.2%
Metals & Mining		668,352		7.0%
Multi-Utilities		247,107		2.6%
Oil, Gas & Consumable Fuels		1,617,259		17.0%
Passenger Airlines		154,349		1.6%
Personal Care Products		198,634		2.1%
Pharmaceuticals		1,149,005		12.2%
Professional Services		202,886		2.1%
Semiconductors & Semiconductor Equipment		1,228,458		13.0%
Software		318,397		3.3%
Tobacco		310,831		3.3%
Wireless Telecommunication Services		223,603		2.3%
Other**	29,691			0.3%
Total		$9,515,757		100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2026:

	Value		% of Net Assets
Belgium		$397,635		4.2%
Denmark		376,169		4.0%
Finland		241,122		2.5%
France		670,515		7.0%
Germany		489,050		5.1%
Ireland		154,349		1.6%
Luxembourg		555,307		5.8%
Netherlands		1,115,144		11.7%
Norway		384,121		4.0%
Sweden		190,030		2.0%
United Kingdom		4,912,624		51.8%
Other**	29,691			0.3%
Total		$9,515,757		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

26  ::  Falling U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (86.4%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $1,025,299		$1,025,000		$1,025,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,025,000)				1,025,000
TOTAL INVESTMENT SECURITIES (Cost $1,025,000)—86.4%				1,025,000
Net other assets (liabilities)—13.6%				161,122
NET ASSETS—100.0%				$1,186,122
(a)
A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $26,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of July 31, 2026, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$43,354	British pound	32,400	8/14/26	$43,658	$(304)
U.S. dollar	33,006	Canadian dollar	46,447	8/14/26	33,157	(151)
U.S. dollar	206,942	Euro	181,139	8/14/26	208,973	(2,031)
U.S. dollar	47,305	Japanese yen	7,712,132	8/14/26	48,531	(1,226)
U.S. dollar	15,311	Swedish krona	147,670	8/14/26	15,524	(213)
U.S. dollar	12,845	Swiss franc	10,436	8/14/26	12,931	(86)
Total Short Contracts	$358,763				$362,774	$(4,011)
Long:
British pound	108,387	U.S. dollar	$145,485	8/14/26	$146,049	$564
Canadian dollar	187,825	U.S. dollar	133,776	8/14/26	134,081	305
Euro	430,499	U.S. dollar	493,442	8/14/26	496,650	3,208
Japanese yen	19,341,126	U.S. dollar	119,922	8/14/26	121,710	1,788
Swedish krona	419,931	U.S. dollar	43,663	8/14/26	44,147	484
Swiss franc	37,219	U.S. dollar	46,094	8/14/26	46,118	24
Total Long Contracts			$982,382		$988,755	$6,373

As of July 31, 2026, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value		Unrealized Appreciation/ (Depreciation)
Long:
British pound	28,619	U.S. dollar	$38,428	8/14/26		$38,563		$135
Canadian dollar	9,643	U.S. dollar	6,867	8/14/26		6,883		16
Euro	342,284	U.S. dollar	391,606	8/14/26		394,880		3,274
Japanese yen	13,976,558	U.S. dollar	86,341	8/14/26		87,952		1,611
Swedish krona	201,007	U.S. dollar	20,844	8/14/26		21,132		288
Swiss franc	7,631	U.S. dollar	9,462	8/14/26	9,456			(6)
Total Long Contracts			$553,548			$558,866		$5,318
				Total unrealized appreciation				$11,697
				Total unrealized (depreciation)				(4,017)
			Total net unrealized appreciation/(depreciation)					$7,680

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Financials UltraSector ProFund  ::  27

Common Stocks (71.7%)

	Shares	Value
Aflac, Inc. (Insurance)	399	$50,865
Allstate Corp. (Insurance)	224	59,154
American Express Co. (Consumer Finance)	464	156,021
American International Group, Inc. (Insurance)	462	36,304
Ameriprise Financial, Inc. (Capital Markets)	78	42,576
Aon PLC—Class A (Insurance)	186	67,062
Apollo Global Management, Inc. (Financial Services)	402	50,487
Arch Capital Group, Ltd.* (Insurance)	303	30,461
Ares Management Corporation—Class A (Capital Markets)	184	23,569
Arthur J. Gallagher & Co. (Insurance)	224	55,870
Assurant, Inc. (Insurance)	43	12,005
Bank of America Corp. (Banks)	5,688	352,372
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,597	816,930
BlackRock, Inc. (Capital Markets)	126	137,389
Blackstone, Inc. (Capital Markets)	647	82,654
Block, Inc.* (Financial Services)	466	37,858
Brown & Brown, Inc. (Insurance)	254	17,882
Capital One Financial Corp. (Consumer Finance)	542	113,283
Cboe Global Markets, Inc. (Capital Markets)	91	28,231
Chubb, Ltd. (Insurance)	314	110,113
Cincinnati Financial Corp. (Insurance)	135	23,987
Citigroup, Inc. (Banks)	1,485	196,688
Citizens Financial Group, Inc. (Banks)	369	26,439
CME Group, Inc. (Capital Markets)	316	84,622
Coinbase Global, Inc.*—Class A (Capital Markets)	194	28,374
Corpay, Inc.* (Software)	57	21,780
Erie Indemnity Co.—Class A (Insurance)	22	5,325
Everest Group, Ltd. (Insurance)	34	12,721
FactSet Research Systems, Inc. (Capital Markets)	32	8,422
Fidelity National Information Services, Inc. (Financial Services)	450	20,147
Fifth Third Bancorp (Banks)	789	44,579
First Horizon Corp. (Banks)	1	19
Fiserv, Inc.* (Financial Services)	465	25,082
Franklin Resources, Inc. (Capital Markets)	267	9,041
Global Payments, Inc. (Financial Services)	203	17,068
Globe Life, Inc. (Insurance)	68	12,393
Huntington Bancshares, Inc. (Banks)	1,766	30,093
Interactive Brokers Group, Inc.—Class A (Capital Markets)	388	34,140
Intercontinental Exchange, Inc. (Capital Markets)	493	75,173
Invesco, Ltd. (Capital Markets)	386	11,426
Jack Henry & Associates, Inc. (Financial Services)	62	9,550
JPMorgan Chase & Co. (Banks)	2,334	821,077
KeyCorp (Banks)	803	18,140
KKR & Co., Inc. (Capital Markets)	603	61,162
Loews Corp. (Insurance)	147	17,053
M&T Bank Corp. (Banks)	128	31,525
Marsh & McLennan Cos., Inc. (Insurance)	420	79,670
MasterCard, Inc.—Class A (Financial Services)	703	402,889
MetLife, Inc. (Insurance)	471	45,277
Moody’s Corp. (Capital Markets)	131	62,668

Common Stocks, continued

	Shares	Value
Morgan Stanley (Capital Markets)	1,045		$219,888
MSCI, Inc. (Capital Markets)	63		36,051
Nasdaq, Inc. (Capital Markets)	389		36,640
Northern Trust Corp. (Capital Markets)	161		29,333
PayPal Holdings, Inc. (Financial Services)	769		43,994
PNC Financial Services Group, Inc. (Banks)	350		87,455
Principal Financial Group, Inc. (Insurance)	171		19,443
Prudential Financial, Inc. (Insurance)	302		36,868
Raymond James Financial, Inc. (Capital Markets)	151		26,573
Regions Financial Corp. (Banks)	744		23,027
Robinhood Markets, Inc.*—Class A (Capital Markets)	690		59,726
S&P Global, Inc. (Capital Markets)	264		108,750
State Street Corp. (Capital Markets)	241		44,383
Synchrony Financial (Consumer Finance)	293		22,206
T. Rowe Price Group, Inc. (Capital Markets)	187		20,897
The Bank of New York Mellon Corp. (Capital Markets)	598		93,485
The Charles Schwab Corp. (Capital Markets)	1,425		149,967
The Goldman Sachs Group, Inc. (Capital Markets)	257		261,723
The Hartford Financial Services Group, Inc. (Insurance)	239		33,916
The Progressive Corp. (Insurance)	509		107,613
The Travelers Cos., Inc. (Insurance)	185		69,257
Truist Financial Corp. (Banks)	1,086		56,298
U.S. Bancorp (Banks)	1,353		85,253
Visa, Inc.—Class A (Financial Services)	1,446		529,424
W.R. Berkley Corp. (Insurance)	256		18,570
Wells Fargo & Co. (Banks)	2,667		230,562
Willis Towers Watson PLC (Insurance)	82		27,545
TOTAL COMMON STOCKS (Cost $2,449,345)		6,996,463

Repurchase Agreements(a)(b) (26.4%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $2,575,751		$2,575,000		$2,575,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,575,000)				2,575,000
TOTAL INVESTMENT SECURITIES (Cost $5,024,345)—98.1%				9,571,463
Net other assets (liabilities)—1.9%				190,338
NET ASSETS—100.0%				$9,761,801
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $1,392,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

28  ::  Financials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	8/24/26		4.38%			$4,815,752		$63,625
S&P Financial Select Sector Index	UBS AG	8/24/26		4.68%		2,804,393		39,028
						$7,620,145		$102,653
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Banks		$2,003,527		20.6%
Capital Markets		1,776,863		18.2%
Consumer Finance		291,510		3.0%
Financial Services		1,953,429		20.0%
Insurance		949,354		9.7%
Software		21,780		0.2%
Other**	2,765,338			28.3%
Total		$9,761,801		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Health Care UltraSector ProFund  ::  29

Common Stocks (77.7%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	2,740		$289,619
AbbVie, Inc. (Biotechnology)	2,780		697,614
Agilent Technologies, Inc. (Life Sciences Tools & Services)	445		61,575
Align Technology, Inc.* (Health Care Equipment & Supplies)	105		17,762
Amgen, Inc. (Biotechnology)	849		327,001
Baxter International, Inc. (Health Care Equipment & Supplies)	813		21,268
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	434		71,879
Biogen, Inc.* (Biotechnology)	232		47,084
Bio-Techne Corp. (Life Sciences Tools & Services)	246		17,734
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,339		109,301
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,213		209,841
Cardinal Health, Inc. (Health Care Providers & Services)	368		84,651
Cencora, Inc. (Health Care Providers & Services)	306		95,270
Centene Corp.* (Health Care Providers & Services)	738		45,918
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	76		17,671
CVS Health Corp. (Health Care Providers & Services)	2,007		209,591
Danaher Corp. (Life Sciences Tools & Services)	991		193,224
DaVita, Inc.* (Health Care Providers & Services)	51		12,245
Dexcom, Inc.* (Health Care Equipment & Supplies)	607		50,654
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	906		77,979
Elevance Health, Inc. (Health Care Providers & Services)	342		128,537
Eli Lilly & Co. (Pharmaceuticals)	1,245		1,430,306
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	716		48,702
Gilead Sciences, Inc. (Biotechnology)	1,953		254,300
HCA Healthcare, Inc. (Health Care Providers & Services)	244		98,232
Henry Schein, Inc.* (Health Care Providers & Services)	152		13,034
Humana, Inc. (Health Care Providers & Services)	189		68,770
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	124		69,325
Incyte Corp.* (Biotechnology)	264		31,553
Insulet Corp.* (Health Care Equipment & Supplies)	109		18,023
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	557		196,805
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	263		61,810
Johnson & Johnson (Pharmaceuticals)	3,787		970,797
Labcorp Holdings, Inc. (Health Care Providers & Services)	129		39,887
McKesson Corp. (Health Care Providers & Services)	189		161,820

Common Stocks, continued

	Shares	Value
Medtronic PLC (Health Care Equipment & Supplies)	2,020		$172,488
Merck & Co., Inc. (Pharmaceuticals)	3,886		505,957
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	32		45,322
Moderna, Inc.* (Biotechnology)	556		30,480
Pfizer, Inc. (Pharmaceuticals)	8,967		224,265
Quest Diagnostics, Inc. (Health Care Providers & Services)	174		40,544
Regeneron Pharmaceuticals, Inc. (Biotechnology)	157		119,733
ResMed, Inc. (Health Care Equipment & Supplies)	228		48,103
Revvity, Inc. (Life Sciences Tools & Services)	176		19,804
Solventum Corp.* (Health Care Equipment & Supplies)	232		19,822
STERIS PLC (Health Care Equipment & Supplies)	154		35,174
Stryker Corp. (Health Care Equipment & Supplies)	543		176,855
The Cigna Group (Health Care Providers & Services)	416		116,085
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	307		22,202
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	585		335,965
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,429		592,177
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	84		14,149
Veeva Systems, Inc.*—Class A (Health Care Technology)	236		48,092
Vertex Pharmaceuticals, Inc.* (Biotechnology)	399		190,363
Viatris, Inc. (Pharmaceuticals)	1,832		32,170
Waters Corp.* (Life Sciences Tools & Services)	154		58,106
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	111		37,847
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	304		28,555
Zoetis, Inc. (Pharmaceuticals)	660		51,011
TOTAL COMMON STOCKS (Cost $2,180,268)		9,215,051

Repurchase Agreements(a)(b) (24.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $2,858,834		$2,858,000		$2,858,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,858,000)				2,858,000
TOTAL INVESTMENT SECURITIES (Cost $5,038,268)—101.8%				12,073,051
Net other assets (liabilities)—(1.8)%				(213,205)
NET ASSETS—100.0%				$11,859,846
*
Non-income producing security.

See accompanying notes to financial statements.

30  ::  Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $1,613,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	8/24/26		4.38%			$2,137,845	$(50,640)
S&P Health Care Select Sector Index	UBS AG	8/24/26		4.68%		6,516,979		38,855
						$8,654,824		$(11,785)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Biotechnology		$1,698,128		14.3%
Health Care Equipment & Supplies		1,474,516		12.4%
Health Care Providers & Services		1,720,910		14.5%
Health Care Technology		48,092		0.4%
Life Sciences Tools & Services		849,058		7.2%
Pharmaceuticals		3,424,347		28.9%
Other**	2,644,795			22.3%
Total	$11,859,846			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Industrials UltraSector ProFund  ::  31

Common Stocks (83.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	959		$169,053
A.O. Smith Corp. (Building Products)	206		12,387
Allegion PLC (Building Products)	158		24,869
AMETEK, Inc. (Electrical Equipment)	422		102,002
Automatic Data Processing, Inc. (Professional Services)	736		196,114
Axon Enterprise, Inc.* (Aerospace & Defense)	148		78,108
Broadridge Financial Solutions, Inc. (Professional Services)	213		32,791
Builders FirstSource, Inc.* (Building Products)	198		13,155
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	217		32,057
Carrier Global Corp. (Building Products)	1,436		88,759
Caterpillar, Inc. (Machinery)	847		690,143
Cintas Corp. (Commercial Services & Supplies)	626		128,098
Comfort Systems USA, Inc. (Construction & Engineering)	65		112,430
Copart, Inc.* (Commercial Services & Supplies)	1,630		47,466
CSX Corp. (Ground Transportation)	3,418		172,267
Cummins, Inc. (Machinery)	254		161,087
Deere & Co. (Machinery)	462		273,813
Delta Air Lines, Inc. (Passenger Airlines)	1,202		105,103
Dover Corp. (Machinery)	248		50,746
DuPont de Nemours, Inc. (Chemicals)	251		34,387
Eaton Corp. PLC (Electrical Equipment)	714		296,453
EMCOR Group, Inc. (Construction & Engineering)	82		65,389
Emerson Electric Co. (Electrical Equipment)	1,030		154,315
Equifax, Inc. (Professional Services)	219		37,804
Expeditors International of Washington, Inc. (Air Freight & Logistics)	241		40,461
Fastenal Co. (Trading Companies & Distributors)	2,112		100,764
FedEx Corp. (Air Freight & Logistics)	404		124,190
Fedex Freight Holding Company, Inc.* (Ground Transportation)	200		28,106
Fortive Corp. (Machinery)	561		33,217
GE Vernova, Inc. (Electrical Equipment)	494		489,203
Generac Holdings, Inc.* (Electrical Equipment)	108		21,288
General Dynamics Corp. (Aerospace & Defense)	467		179,057
General Electric Co. (Industrial Conglomerates)	1,919		690,974
Honeywell Aerospace, Inc.* (Aerospace & Defense)	583		120,529
Honeywell International, Inc. (Industrial Conglomerates)	583		141,698
Howmet Aerospace, Inc. (Aerospace & Defense)	736		207,743
Hubbell, Inc. (Electrical Equipment)	97		45,837
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	73		23,831
IDEX Corp. (Machinery)	136		31,341
Illinois Tool Works, Inc. (Machinery)	482		138,310
Ingersoll Rand, Inc. (Machinery)	655		54,614
J.B. Hunt Transport Services, Inc. (Ground Transportation)	137		37,230
Jacobs Solutions, Inc. (Professional Services)	217		29,280
Johnson Controls International PLC (Building Products)	1,122		164,553

Common Stocks, continued

	Shares	Value
L3Harris Technologies, Inc. (Aerospace & Defense)	343		$95,032
Leidos Holdings, Inc. (Professional Services)	231		26,704
Lennox International, Inc. (Building Products)	58		24,121
Lockheed Martin Corp.—Class B (Aerospace & Defense)	373		217,362
Masco Corp. (Building Products)	371		26,519
Nordson Corp. (Machinery)	97		28,885
Norfolk Southern Corp. (Ground Transportation)	413		138,553
Northrop Grumman Corp. (Aerospace & Defense)	246		133,450
Old Dominion Freight Line, Inc. (Ground Transportation)	337		71,491
Otis Worldwide Corp. (Machinery)	706		50,797
PACCAR, Inc. (Machinery)	968		128,434
Parker-Hannifin Corp. (Machinery)	232		226,555
Paychex, Inc. (Professional Services)	593		69,286
Pentair PLC (Machinery)	297		19,436
Quanta Services, Inc. (Construction & Engineering)	276		184,191
Republic Services, Inc. (Commercial Services & Supplies)	368		77,482
Rockwell Automation, Inc. (Electrical Equipment)	205		98,416
Rollins, Inc. (Commercial Services & Supplies)	540		20,504
RTX Corp. (Aerospace & Defense)	2,477		533,101
Snap-on, Inc. (Machinery)	95		38,989
Southwest Airlines Co. (Passenger Airlines)	899		40,428
Stanley Black & Decker, Inc. (Machinery)	286		27,050
Textron, Inc. (Aerospace & Defense)	320		27,283
The Boeing Co.* (Aerospace & Defense)	1,450		313,403
Trane Technologies PLC (Building Products)	407		185,165
TransDigm Group, Inc. (Aerospace & Defense)	103		129,201
Uber Technologies, Inc.* (Ground Transportation)	3,744		263,428
Union Pacific Corp. (Ground Transportation)	1,092		319,006
United Airlines Holdings, Inc.* (Passenger Airlines)	597		72,434
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,373		143,095
United Rentals, Inc. (Trading Companies & Distributors)	115		124,114
Veralto Corp. (Commercial Services & Supplies)	452		42,565
Verisk Analytics, Inc. (Professional Services)	241		46,959
Vertiv Holdings Company—Class A (Electrical Equipment)	707		170,790
W.W. Grainger, Inc. (Trading Companies & Distributors)	80		110,578
Wabtec Corp. (Machinery)	312		90,748
Waste Management, Inc. (Commercial Services & Supplies)	680		154,054
Xylem, Inc. (Machinery)	437		51,116
TOTAL COMMON STOCKS (Cost $6,738,635)		10,301,747

See accompanying notes to financial statements.

32  ::  Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (19.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $2,424,707		$2,424,000		$2,424,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,424,000)				2,424,000
TOTAL INVESTMENT SECURITIES (Cost $9,162,635)—103.3%				12,725,747
Net other assets (liabilities)—(3.3)%				(402,297)
NET ASSETS—100.0%				$12,323,450
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $1,847,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	8/24/26		4.38%			$4,851,340	$(125,224)
S&P Industrials Select Sector Index	UBS AG	8/24/26		4.68%		3,377,997		(49,969)
						$8,229,337		$(175,193)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$2,058,100		16.7%
Air Freight & Logistics		339,803		2.8%
Building Products		539,528		4.4%
Chemicals		34,387		0.3%
Commercial Services & Supplies		470,169		3.8%
Construction & Engineering		362,010		2.9%
Electrical Equipment		1,378,304		11.2%
Ground Transportation		1,030,081		8.4%
Industrial Conglomerates		1,001,725		8.1%
Machinery		2,095,281		16.9%
Passenger Airlines		217,965		1.8%
Professional Services		438,938		3.6%
Trading Companies & Distributors		335,456		2.7%
Other**	2,021,703			16.4%
Total	$12,323,450			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Internet UltraSector ProFund  ::  33

Common Stocks (80.5%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	10,505		$1,591,718
Akamai Technologies, Inc.* (IT Services)	3,654		420,868
Alphabet, Inc.—Class A (Interactive Media & Services)	9,525		3,392,138
Alphabet, Inc.—Class C (Interactive Media & Services)	7,678		2,738,359
Amazon.com, Inc.* (Broadline Retail)	25,660		6,968,742
Arista Networks, Inc.* (Communications Equipment)	18,109		3,265,958
Atlassian Corp.*—Class A (Software)	4,021		406,181
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	17,108		3,300,134
Carvana Co.* (Specialty Retail)	18,021		1,123,790
Ciena Corp.* (Communications Equipment)	3,560		1,342,298
Circle Internet Group Inc* (Software)	1,447		90,597
Cisco Systems, Inc. (Communications Equipment)	44,582		5,171,066
Cloudflare, Inc.*—Class A (IT Services)	8,042		2,243,557
Copart, Inc.* (Commercial Services & Supplies)	22,293		649,172
CoreWeave, Inc.*—Class A (IT Services)	6,648		477,127
Datadog, Inc.*—Class A (Software)	8,315		2,228,171
DocuSign, Inc.* (Software)	4,893		268,283
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	9,534		1,870,189
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	12,610		296,083
Duolingo, Inc.* (Diversified Consumer Services)	1,010		136,158
eBay, Inc. (Broadline Retail)	11,171		1,273,606
F5, Inc.* (Communications Equipment)	1,422		572,455
Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	4,367		456,220
GoDaddy, Inc.*—Class A (IT Services)	3,340		276,352
HubSpot, Inc.* (Software)	1,289		305,957
MARA Holdings, Inc.*(a) (Software)	9,603		108,706
Meta Platforms, Inc.—Class A (Interactive Media & Services)	10,696		5,954,570
Netflix, Inc.* (Entertainment)	33,515		2,403,360
Nutanix, Inc.*—Class A (Software)	6,648		392,298
Okta, Inc.* (IT Services)	4,213		597,951
Oracle Corp. (Software)	19,201		2,493,634
Paycom Software, Inc. (Professional Services)	1,078		176,749
PayPal Holdings, Inc. (Financial Services)	22,220		1,271,206
ROBLOX Corp.*—Class A (Entertainment)	16,906		601,854
Salesforce, Inc. (Software)	16,079		2,958,858
Samsara, Inc.*—Class A (Software)	9,378		349,518
Snowflake, Inc.*—Class A (IT Services)	8,695		2,550,069
Veeva Systems, Inc.*—Class A (Health Care Technology)	3,781		770,492

Common Stocks, continued

	Shares	Value
VeriSign, Inc. (IT Services)	2,062		$598,021
Workday, Inc.*—Class A (Software)	5,136		823,506
Zoom Video Communications, Inc.* (Software)	6,695		643,189
TOTAL COMMON STOCKS (Cost $25,885,009)			63,559,160

Repurchase Agreements(b)(c) (15.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $12,319,595	$12,316,000		$12,316,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,316,000)			12,316,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.75%(e)	111,732		$111,732
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $111,732)			111,732
TOTAL INVESTMENT SECURITIES (Cost $38,312,741)—96.2%			75,986,892
Net other assets (liabilities)—3.8%			3,035,074
NET ASSETS—100.0%			$79,021,966
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $103,250.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $9,187,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.

See accompanying notes to financial statements.

34  ::  Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Composite Internet Index	Goldman Sachs International	8/24/26		4.38%			$25,993,520		$1,501,919
Dow Jones Composite Internet Index	UBS AG	8/24/26		4.68%		28,899,316		1,650,419
						$54,892,836		$3,152,338
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Broadline Retail		$8,242,348		10.5%
Commercial Services & Supplies		649,172		0.8%
Communications Equipment		10,351,777		13.1%
Diversified Consumer Services		136,158		0.2%
Entertainment		3,005,214		3.8%
Financial Services		1,271,206		1.6%
Health Care Technology		770,492		1.0%
Hotels, Restaurants & Leisure		7,514,344		9.5%
Interactive Media & Services		12,085,067		15.3%
IT Services		7,163,945		9.1%
Professional Services		176,749		0.2%
Software		11,068,898		14.0%
Specialty Retail		1,123,790		1.4%
Other**	15,462,806			19.5%
Total	$79,021,966			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Large-Cap Growth ProFund  ::  35

Common Stocks (99.8%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	390		$97,867
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	784		373,302
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	95		14,394
Allegion PLC (Building Products)	23		3,620
Alphabet, Inc.—Class A (Interactive Media & Services)	2,818		1,003,574
Alphabet, Inc.—Class C (Interactive Media & Services)	2,272		810,309
Amazon.com, Inc.* (Broadline Retail)	2,493		677,049
American Express Co. (Consumer Finance)	174		58,508
Amgen, Inc. (Biotechnology)	176		67,788
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	589		94,652
Apollo Global Management, Inc. (Financial Services)	117		14,694
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,529		1,090,143
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	382		193,930
AppLovin Corp.*—Class A (Software)	128		50,675
Arista Networks, Inc.* (Communications Equipment)	496		89,454
Autodesk, Inc.* (Software)	59		13,818
AutoZone, Inc.* (Specialty Retail)	5		15,081
Axon Enterprise, Inc.* (Aerospace & Defense)	25		13,194
Berkshire Hathaway, Inc.*—Class B (Financial Services)	879		449,643
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	372		71,760
Boston Scientific Corp.* (Health Care Equipment & Supplies)	478		22,337
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,275		885,612
Cadence Design Systems, Inc.* (Software)	83		28,222
Carnival Corp Ltd. (Leisure Facilities & Services)	621		17,270
Carvana Co.* (Specialty Retail)	175		10,913
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	17		14,807
Caterpillar, Inc. (Machinery)	221		180,073
Cboe Global Markets, Inc. (Capital Markets)	25		7,756
Ciena Corp.* (Communications Equipment)	69		26,016
Cincinnati Financial Corp. (Insurance)	43		7,640
Cisco Systems, Inc. (Communications Equipment)	1,006		116,686
CME Group, Inc. (Capital Markets)	97		25,976
Coherent Corp.* (Electronic Equipment, Instruments & Components)	93		24,449
Comfort Systems USA, Inc. (Construction & Engineering)	17		29,405
Constellation Energy Corp. (Electric Utilities)	102		26,800
Corning, Inc. (Electronic Equipment, Instruments & Components)	260		35,945
Crowdstrike Holdings, Inc.*—Class A (Software)	490		93,521
Cummins, Inc. (Machinery)	45		28,539
Datadog, Inc.*—Class A (Software)	159		42,607
Dexcom, Inc.* (Health Care Equipment & Supplies)	94		7,844
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	183		35,897
eBay, Inc. (Broadline Retail)	157		17,900

Common Stocks, continued

	Shares	Value
EchoStar Corp.*—Class A (Media)	66	$5,550
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	126	10,845
Electronic Arts, Inc. (Entertainment)	51	10,703
Eli Lilly & Co. (Pharmaceuticals)	380	436,559
EMCOR Group, Inc. (Construction & Engineering)	21	16,746
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	56	16,505
Fair Isaac Corp.* (Software)	5	5,615
First Horizon Corp. (Banks)	1	20
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	53	11,185
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	176	20,020
Fortinet, Inc.* (Software)	189	30,609
Fox Corp.—Class A (Media)	64	3,727
Fox Corp.—Class B (Media)	44	2,285
GE Vernova, Inc. (Electrical Equipment)	128	126,758
General Dynamics Corp. (Aerospace & Defense)	65	24,922
General Electric Co. (Industrial Conglomerates)	262	94,338
Gilead Sciences, Inc. (Biotechnology)	323	42,058
HCA Healthcare, Inc. (Health Care Providers & Services)	75	30,194
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	109	34,933
Howmet Aerospace, Inc. (Aerospace & Defense)	193	54,476
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	39	21,804
Incyte Corp.* (Biotechnology)	81	9,681
Insulet Corp.* (Health Care Equipment & Supplies)	33	5,457
Interactive Brokers Group, Inc.—Class A (Capital Markets)	214	18,830
International Business Machines Corp. (IT Services)	234	52,334
Intuit, Inc. (Software)	74	23,389
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	170	60,066
Jabil, Inc. (Electronic Equipment, Instruments & Components)	31	9,767
Johnson & Johnson (Pharmaceuticals)	682	174,831
Johnson Controls International PLC (Building Products)	193	28,306
JPMorgan Chase & Co. (Banks)	874	307,465
KKR & Co., Inc. (Capital Markets)	179	18,156
KLA Corp. (Semiconductors & Semiconductor Equipment)	628	114,811
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	601	176,105
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	144	7,040
Live Nation Entertainment, Inc.* (Entertainment)	40	6,965
Lumentum Holdings, Inc.* (Communications Equipment)	39	27,844
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	105	39,036
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	198	37,137

See accompanying notes to financial statements.

36  ::  Large-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
MasterCard, Inc.—Class A (Financial Services)	261		$149,579
McDonald’s Corp. (Hotels, Restaurants & Leisure)	151		40,868
Meta Platforms, Inc.—Class A (Interactive Media & Services)	1,056		587,886
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	4		5,665
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	541		445,259
Microsoft Corp. (Software)	3,570		1,659,050
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	23		32,799
Monster Beverage Corp.* (Beverages)	342		32,962
Moody’s Corp. (Capital Markets)	35		16,743
Morgan Stanley (Capital Markets)	352		74,068
MSCI, Inc. (Capital Markets)	18		10,300
Netflix, Inc.* (Entertainment)	2,023		145,070
Newmont Corp. (Metals & Mining)	512		47,980
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	126		2,335
NRG Energy, Inc. (Electric Utilities)	75		10,072
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	11,640		2,336,729
Oracle Corp. (Software)	423		54,935
O’Reilly Automotive, Inc.* (Specialty Retail)	398		35,561
Palantir Technologies, Inc.*—Class A (Software)	1,104		135,858
Palo Alto Networks, Inc.* (Software)	218		72,339
Parker-Hannifin Corp. (Machinery)	34		33,202
Philip Morris International, Inc. (Tobacco)	419		79,954
Quanta Services, Inc. (Construction & Engineering)	73		48,717
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	18		6,846
ResMed, Inc. (Health Care Equipment & Supplies)	40		8,439
Robinhood Markets, Inc.*—Class A (Capital Markets)	380		32,893
Rockwell Automation, Inc. (Electrical Equipment)	30		14,402
Rollins, Inc. (Commercial Services & Supplies)	140		5,316
Ross Stores, Inc. (Specialty Retail)	73		18,328
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	120		38,196
RTX Corp. (Aerospace & Defense)	647		139,248
S&P Global, Inc. (Capital Markets)	65		26,775
Sandisk Corp.* (Semiconductors)	72		87,468
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	70		59,929
ServiceNow, Inc.* (Software)	303		33,703
Simon Property Group, Inc. (Retail REITs)	64		14,680
STERIS PLC (Health Care Equipment & Supplies)	23		5,253
Stryker Corp. (Health Care Equipment & Supplies)	70		22,799
Take-Two Interactive Software, Inc.* (Entertainment)	44		10,688
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	97		14,780
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	96		19,746
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	44		16,178

Common Stocks, continued

	Shares	Value
Tesla, Inc.* (Automobiles)	840		$261,416
The Bank of New York Mellon Corp. (Capital Markets)	206		32,204
The Boeing Co.* (Aerospace & Defense)	167		36,095
The Coca-Cola Co. (Beverages)	783		68,583
The Goldman Sachs Group, Inc. (Capital Markets)	92		93,691
The Progressive Corp. (Insurance)	157		33,193
The TJX Cos., Inc. (Specialty Retail)	291		45,787
TKO Group Holdings, Inc. (Entertainment)	30		5,454
Trane Technologies PLC (Building Products)	57		25,932
TransDigm Group, Inc. (Aerospace & Defense)	26		32,614
Uber Technologies, Inc.* (Ground Transportation)	977		68,742
Ulta Beauty, Inc.* (Specialty Retail)	21		10,769
United Rentals, Inc. (Trading Companies & Distributors)	17		18,347
Veeva Systems, Inc.*—Class A (Health Care Technology)	45		9,170
Ventas, Inc. (Health Care REITs)	120		11,221
VeriSign, Inc. (IT Services)	41		11,891
Verisk Analytics, Inc. (Professional Services)	35		6,820
Vertiv Holdings Company—Class A (Electrical Equipment)	185		44,690
Visa, Inc.—Class A (Financial Services)	440		161,097
Vistra Corp. (Independent Power/Renewable Electricity Producers)	153		22,673
W.R. Berkley Corp. (Insurance)	81		5,876
Welltower, Inc. (Health Care REITs)	340		79,709
Workday, Inc.*—Class A (Software)	42		6,734
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	40		3,972
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	64		9,810
TOTAL COMMON STOCKS (Cost $5,595,907)		16,746,830

Repurchase Agreements(a) (0.4%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $63,018	$63,000		$63,000
TOTAL REPURCHASE AGREEMENTS (Cost $63,000)		63,000
TOTAL INVESTMENT SECURITIES (Cost $5,658,907)—100.2%			16,809,830
Net other assets (liabilities)—(0.2)%			(41,676)
NET ASSETS—100.0%			$16,768,154
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Large-Cap Growth ProFund  ::  37

Large-Cap Growth ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$300,549		1.9%
Automobiles		261,416		1.6%
Banks		307,485		1.8%
Beverages		101,545		0.6%
Biotechnology		217,394		1.3%
Broadline Retail		694,949		4.1%
Building Products		57,858		0.3%
Capital Markets		357,392		2.1%
Commercial Services & Supplies		5,316		NM
Communications Equipment		260,000		1.6%
Construction & Engineering		94,868		0.6%
Consumer Finance		58,508		0.3%
Consumer Staples Distribution & Retail		14,807		0.1%
Electric Utilities		36,872		0.3%
Electrical Equipment		185,850		1.1%
Electronic Equipment, Instruments & Components		204,579		1.2%
Entertainment		178,880		1.1%
Financial Services		775,013		4.7%
Ground Transportation		68,742		0.4%
Health Care Equipment & Supplies		164,844		1.0%
Health Care Providers & Services		30,194		0.2%
Health Care REITs		90,930		0.5%
Health Care Technology		9,170		0.1%
Hotels, Restaurants & Leisure		314,746		1.9%
Independent Power/Renewable Electricity Producers		22,673		0.1%
Industrial Conglomerates		94,338		0.6%
Insurance		46,709		0.3%
Interactive Media & Services		2,401,769		14.3%

	Value		% of Net Assets
IT Services		$64,225		0.4%
Leisure Facilities & Services		17,270		0.1%
Life Sciences Tools & Services		5,665		NM
Machinery		241,814		1.4%
Media		11,562		0.1%
Metals & Mining		47,980		0.3%
Pharmaceuticals		611,390		3.6%
Professional Services		6,820		NM
Retail REITs		14,680		0.1%
Semiconductors		87,468		0.5%
Semiconductors & Semiconductor Equipment		4,623,047		27.5%
Software		2,251,075		13.3%
Specialty Retail		136,439		0.8%
Technology Hardware, Storage & Peripherals		1,150,072		6.9%
Textiles, Apparel & Luxury Goods		21,626		0.1%
Tobacco		79,954		0.5%
Trading Companies & Distributors		18,347		0.1%
Other**	21,324			0.2%
Total	$16,768,154			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

38  ::  Large-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (99.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	92		$16,218
A.O. Smith Corp. (Building Products)	19		1,142
Abbott Laboratories (Health Care Equipment & Supplies)	308		32,555
AbbVie, Inc. (Biotechnology)	169		42,409
Accenture PLC—Class A (IT Services)	109		18,085
Adobe, Inc.* (Software)	71		17,779
Aflac, Inc. (Insurance)	81		10,326
Agilent Technologies, Inc. (Life Sciences Tools & Services)	50		6,919
Air Products & Chemicals, Inc. (Chemicals)	40		11,796
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	40		6,061
Akamai Technologies, Inc.* (IT Services)	26		2,995
Albemarle Corp. (Chemicals)	21		2,470
Alexandria Real Estate Equities, Inc. (Office REITs)	27		1,389
Align Technology, Inc.* (Health Care Equipment & Supplies)	12		2,030
Allegion PLC (Building Products)	7		1,102
Alliant Energy Corp. (Electric Utilities)	45		3,185
Allstate Corp. (Insurance)	45		11,884
Altria Group, Inc. (Tobacco)	295		20,157
Amazon.com, Inc.* (Broadline Retail)	814		221,067
Amcor plc (Containers & Packaging)	81		3,635
Ameren Corp. (Multi-Utilities)	49		5,371
American Electric Power Co., Inc. (Electric Utilities)	96		12,274
American Express Co. (Consumer Finance)	30		10,088
American International Group, Inc. (Insurance)	94		7,387
American Tower Corp.—Class A (Specialized REITs)	82		14,215
American Water Works Co., Inc. (Water Utilities)	35		4,696
Ameriprise Financial, Inc. (Capital Markets)	16		8,733
AMETEK, Inc. (Electrical Equipment)	41		9,910
Amgen, Inc. (Biotechnology)	31		11,940
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	86		31,597
Aon PLC—Class A (Insurance)	38		13,701
APA Corp. (Oil, Gas & Consumable Fuels)	61		2,277
Apollo Global Management, Inc. (Financial Services)	38		4,772
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,299		401,273
Aptiv PLC* (Automobile Components)	37		2,089
Arch Capital Group, Ltd.* (Insurance)	61		6,132
Archer-Daniels-Midland Co. (Food Products)	85		6,738
Ares Management Corporation—Class A (Capital Markets)	38		4,867
Arthur J. Gallagher & Co. (Insurance)	45		11,224
Assurant, Inc. (Insurance)	9		2,513
AT&T, Inc. (Diversified Telecommunication Services)	1,228		28,551
Atmos Energy Corp. (Gas Utilities)	30		5,183
Autodesk, Inc.* (Software)	16		3,747
Automatic Data Processing, Inc. (Professional Services)	71		18,919
AutoZone, Inc.* (Specialty Retail)	1		3,016
AvalonBay Communities, Inc. (Residential REITs)	25		4,640
Avery Dennison Corp. (Containers & Packaging)	14		2,376

Common Stocks, continued

	Shares	Value
Axon Enterprise, Inc.* (Aerospace & Defense)	5		$2,639
Baker Hughes Co. (Energy Equipment & Services)	174		10,525
Ball Corp. (Containers & Packaging)	47		3,050
Bank of America Corp. (Banks)	1,154		71,489
Baxter International, Inc. (Health Care Equipment & Supplies)	90		2,354
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	48		7,950
Best Buy Co., Inc. (Specialty Retail)	34		2,933
Biogen, Inc.* (Biotechnology)	26		5,277
Bio-Techne Corp. (Life Sciences Tools & Services)	27		1,946
BlackRock, Inc. (Capital Markets)	26		28,351
Blackstone, Inc. (Capital Markets)	131		16,735
Block, Inc.* (Financial Services)	95		7,718
Boston Properties, Inc. (Office REITs)	26		1,823
Boston Scientific Corp.* (Health Care Equipment & Supplies)	86		4,019
Bristol-Myers Squibb Co. (Pharmaceuticals)	360		23,512
Broadridge Financial Solutions, Inc. (Professional Services)	21		3,233
Brown & Brown, Inc. (Insurance)	51		3,590
Brown-Forman Corp.—Class B (Beverages)	29		833
Builders FirstSource, Inc.* (Building Products)	18		1,196
Bunge Global SA (Food Products)	24		2,550
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	21		3,102
Cadence Design Systems, Inc.* (Software)	18		6,120
Camden Property Trust (Residential REITs)	18		1,995
Capital One Financial Corp. (Consumer Finance)	110		22,990
Cardinal Health, Inc. (Health Care Providers & Services)	42		9,661
Carrier Global Corp. (Building Products)	138		8,530
Carvana Co.* (Specialty Retail)	62		3,866
Cboe Global Markets, Inc. (Capital Markets)	9		2,792
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	51		7,487
CDW Corp. (Electronic Equipment, Instruments & Components)	23		3,400
Cencora, Inc. (Health Care Providers & Services)	35		10,897
Centene Corp.* (Health Care Providers & Services)	82		5,102
CenterPoint Energy, Inc. (Multi-Utilities)	115		4,835
CF Industries Holdings, Inc. (Chemicals)	27		3,380
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	9		2,093
Charter Communications, Inc.*—Class A (Media)	15		2,175
Chevron Corp. (Oil, Gas & Consumable Fuels)	331		65,151
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	225		8,375
Chubb, Ltd. (Insurance)	64		22,443
Church & Dwight Co., Inc. (Household Products)	41		4,051
Cincinnati Financial Corp. (Insurance)	11		1,954
Cintas Corp. (Commercial Services & Supplies)	60		12,278
Cisco Systems, Inc. (Communications Equipment)	328		38,044
Citigroup, Inc. (Banks)	302		40,000
Citizens Financial Group, Inc. (Banks)	75		5,374

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Large-Cap Value ProFund  ::  39

Common Stocks, continued

	Shares	Value
CME Group, Inc. (Capital Markets)	29		$7,766
CMS Energy Corp. (Multi-Utilities)	54		3,887
Cognizant Technology Solutions Corp.— Class A (IT Services)	83		4,594
Coinbase Global, Inc.*—Class A (Capital Markets)	40		5,850
Colgate-Palmolive Co. (Household Products)	141		12,873
Comcast Corp.—Class A (Media)	629		15,070
ConocoPhillips (Oil, Gas & Consumable Fuels)	215		25,903
Consolidated Edison, Inc. (Multi-Utilities)	65		7,075
Constellation Brands, Inc.—Class A (Beverages)	25		3,256
Constellation Energy Corp. (Electric Utilities)	19		4,992
Copart, Inc.* (Commercial Services & Supplies)	156		4,543
Corning, Inc. (Electronic Equipment, Instruments & Components)	43		5,945
Corpay, Inc.* (Software)	12		4,585
Corteva, Inc. (Chemicals)	118		9,288
CoStar Group, Inc.* (Real Estate Management & Development)	71		2,042
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	78		74,247
CRH plc (Construction Materials)	118		11,211
Crown Castle International Corp. (Specialized REITs)	77		5,875
CSX Corp. (Ground Transportation)	327		16,481
Cummins, Inc. (Machinery)	8		5,074
CVS Health Corp. (Health Care Providers & Services)	225		23,497
D.R. Horton, Inc. (Household Durables)	46		6,581
Danaher Corp. (Life Sciences Tools & Services)	112		21,837
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	20		4,072
DaVita, Inc.* (Health Care Providers & Services)	6		1,441
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	24		2,325
Deere & Co. (Machinery)	44		26,076
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	51		20,674
Delta Air Lines, Inc. (Passenger Airlines)	115		10,056
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	203		9,161
Dexcom, Inc.* (Health Care Equipment & Supplies)	33		2,754
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	35		7,103
Digital Realty Trust, Inc. (Specialized REITs)	61		11,500
Dollar General Corp. (Consumer Staples Distribution & Retail)	39		4,955
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	32		4,071
Dominion Energy, Inc. (Multi-Utilities)	155		10,722
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	5		1,737
Dover Corp. (Machinery)	24		4,911
Dow, Inc. (Chemicals)	127		3,847
DTE Energy Co. (Multi-Utilities)	37		5,249
Duke Energy Corp. (Electric Utilities)	137		17,184
DuPont de Nemours, Inc. (Chemicals)	24		3,288
Eaton Corp. PLC (Electrical Equipment)	68		28,234
eBay, Inc. (Broadline Retail)	21		2,394
Ecolab, Inc. (Chemicals)	44		12,216
Edison International (Electric Utilities)	68		4,989

Common Stocks, continued

	Shares	Value
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	55	$4,734
Electronic Arts, Inc. (Entertainment)	21	4,407
Elevance Health, Inc. (Health Care Providers & Services)	39	14,658
Emerson Electric Co. (Electrical Equipment)	99	14,832
Entergy Corp. (Electric Utilities)	81	8,717
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	94	13,977
EQT Corp. (Oil, Gas & Consumable Fuels)	110	5,862
Equifax, Inc. (Professional Services)	21	3,625
Equinix, Inc. (Specialized REITs)	18	18,346
Equity Residential (Residential REITs)	60	3,987
Erie Indemnity Co.—Class A (Insurance)	5	1,210
Essex Property Trust, Inc. (Residential REITs)	11	3,126
Everest Group, Ltd. (Insurance)	7	2,619
Evergy, Inc. (Electric Utilities)	40	3,320
Eversource Energy (Electric Utilities)	66	4,725
Exelon Corp. (Electric Utilities)	180	8,248
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	42	3,949
Expeditors International of Washington, Inc. (Air Freight & Logistics)	23	3,861
Extra Space Storage, Inc. (Specialized REITs)	38	5,626
ExxonMobil Holdings Corp. (Oil, Gas & Consumable Fuels)	733	113,937
F5, Inc.* (Communications Equipment)	10	4,026
FactSet Research Systems, Inc. (Capital Markets)	7	1,842
Fair Isaac Corp.* (Software)	2	2,246
Fastenal Co. (Trading Companies & Distributors)	202	9,637
Federal Realty Investment Trust (Retail REITs)	14	1,737
FedEx Corp. (Air Freight & Logistics)	39	11,989
Fedex Freight Holding Company, Inc.* (Ground Transportation)	19	2,670
Fidelity National Information Services, Inc. (Financial Services)	90	4,029
Fifth Third Bancorp (Banks)	159	8,984
First Horizon Corp. (Banks)	1	22
FirstEnergy Corp. (Electric Utilities)	91	4,396
Fiserv, Inc.* (Financial Services)	93	5,016
Ford Motor Co. (Automobiles)	691	10,144
Fortinet, Inc.* (Software)	41	6,640
Fortive Corp. (Machinery)	54	3,197
Fox Corp.—Class A (Media)	11	641
Fox Corp.—Class B (Media)	7	364
Franklin Resources, Inc. (Capital Markets)	53	1,795
Freeport-McMoRan, Inc. (Metals & Mining)	253	15,846
Garmin, Ltd. (Household Durables)	29	8,520
Gartner, Inc.* (IT Services)	12	1,812
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	80	5,442
Gen Digital, Inc. (Software)	97	2,663
Generac Holdings, Inc.* (Electrical Equipment)	11	2,168
General Dynamics Corp. (Aerospace & Defense)	21	8,052
General Electric Co. (Industrial Conglomerates)	89	32,046
General Mills, Inc. (Food Products)	93	3,325
General Motors Co. (Automobiles)	159	14,129
Genuine Parts Co. (Distributors)	25	3,109
Gilead Sciences, Inc. (Biotechnology)	101	13,151
Global Payments, Inc. (Financial Services)	41	3,447

See accompanying notes to financial statements.

40  ::  Large-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Globe Life, Inc. (Insurance)	14		$2,552
GoDaddy, Inc.*—Class A (IT Services)	23		1,903
Halliburton Co. (Energy Equipment & Services)	146		4,709
Hasbro, Inc. (Leisure Products)	23		2,161
Healthpeak Properties, Inc. (Health Care REITs)	121		2,641
Henry Schein, Inc.* (Health Care Providers & Services)	16		1,372
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	233		11,161
Honeywell Aerospace, Inc.* (Aerospace & Defense)	56		11,577
Honeywell International, Inc. (Industrial Conglomerates)	56		13,611
Hormel Foods Corp. (Food Products)	50		1,251
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	112		2,815
HP, Inc. (Technology Hardware, Storage & Peripherals)	161		4,390
Hubbell, Inc. (Electrical Equipment)	9		4,253
Humana, Inc. (Health Care Providers & Services)	21		7,641
Huntington Bancshares, Inc. (Banks)	358		6,100
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	7		2,285
IDEX Corp. (Machinery)	13		2,996
Illinois Tool Works, Inc. (Machinery)	46		13,200
Ingersoll Rand, Inc. (Machinery)	63		5,253
Intel Corp.* (Semiconductors & Semiconductor Equipment)	835		75,317
Intercontinental Exchange, Inc. (Capital Markets)	100		15,248
International Business Machines Corp. (IT Services)	80		17,892
International Flavors & Fragrances, Inc. (Chemicals)	45		3,565
International Paper Co. (Containers & Packaging)	93		3,797
Intuit, Inc. (Software)	22		6,954
Invesco, Ltd. (Capital Markets)	77		2,279
Invitation Homes, Inc. (Residential REITs)	96		2,853
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	30		7,051
Iron Mountain, Inc. (Specialized REITs)	52		6,361
J.B. Hunt Transport Services, Inc. (Ground Transportation)	13		3,533
Jabil, Inc. (Electronic Equipment, Instruments & Components)	7		2,205
Jack Henry & Associates, Inc. (Financial Services)	13		2,003
Jacobs Solutions, Inc. (Professional Services)	21		2,834
Johnson & Johnson (Pharmaceuticals)	175		44,861
Johnson Controls International PLC (Building Products)	37		5,426
JPMorgan Chase & Co. (Banks)	151		53,120
Kenvue, Inc. (Personal Care Products)	338		6,503
Keurig Dr Pepper, Inc. (Beverages)	239		7,438
KeyCorp (Banks)	162		3,660
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	31		9,891
Kimberly-Clark Corp. (Household Products)	58		6,340
Kimco Realty Corp. (Retail REITs)	119		3,032

Common Stocks, continued

	Shares	Value
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	345		$11,102
KKR & Co., Inc. (Capital Markets)	56		5,680
L3Harris Technologies, Inc. (Aerospace & Defense)	33		9,143
Labcorp Holdings, Inc. (Health Care Providers & Services)	15		4,638
Leidos Holdings, Inc. (Professional Services)	22		2,543
Lennar Corp.—Class A (Household Durables)	38		3,129
Lennox International, Inc. (Building Products)	6		2,495
Linde PLC (Chemicals)	82		39,226
Live Nation Entertainment, Inc.* (Entertainment)	13		2,264
Lockheed Martin Corp.—Class B (Aerospace & Defense)	36		20,978
Loews Corp. (Insurance)	30		3,480
Lowe’s Cos., Inc. (Specialty Retail)	99		20,573
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	19		2,259
LyondellBasell Industries N.V.—Class A (Chemicals)	45		2,794
M&T Bank Corp. (Banks)	26		6,404
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	51		16,140
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1		240
Marsh & McLennan Cos., Inc. (Insurance)	85		16,123
Martin Marietta Materials, Inc. (Construction Materials)	11		5,777
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	82		15,380
Masco Corp. (Building Products)	35		2,502
MasterCard, Inc.—Class A (Financial Services)	47		26,936
McCormick & Co., Inc. (Food Products)	44		2,240
McDonald’s Corp. (Hotels, Restaurants & Leisure)	70		18,944
McKesson Corp. (Health Care Providers & Services)	22		18,836
Medtronic PLC (Health Care Equipment & Supplies)	227		19,383
Merck & Co., Inc. (Pharmaceuticals)	437		56,898
MetLife, Inc. (Insurance)	96		9,228
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	2		2,833
MGM Resorts International* (Hotels, Restaurants & Leisure)	33		1,471
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	95		7,058
Mid-America Apartment Communities, Inc. (Residential REITs)	21		2,779
Moderna, Inc.* (Biotechnology)	62		3,399
Molson Coors Beverage Co.—Class B (Beverages)	28		1,164
Mondelez International, Inc.—Class A (Food Products)	227		14,143
Moody’s Corp. (Capital Markets)	14		6,697
Morgan Stanley (Capital Markets)	83		17,465
Motorola Solutions, Inc. (Communications Equipment)	30		13,073
MSCI, Inc. (Capital Markets)	6		3,433
Nasdaq, Inc. (Capital Markets)	79		7,441

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Large-Cap Value ProFund  ::  41

Common Stocks, continued

	Shares	Value
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	35		$6,248
News Corp.—Class A (Media)	63		1,736
News Corp.—Class B (Media)	21		657
NextEra Energy, Inc. (Electric Utilities)	368		31,987
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	212		8,842
NiSource, Inc. (Multi-Utilities)	84		3,732
Nordson Corp. (Machinery)	9		2,680
Norfolk Southern Corp. (Ground Transportation)	40		13,419
Northern Trust Corp. (Capital Markets)	33		6,012
Northrop Grumman Corp. (Aerospace & Defense)	24		13,020
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	35		649
NRG Energy, Inc. (Electric Utilities)	10		1,343
Nucor Corp. (Metals & Mining)	41		10,549
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	44		10,083
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	128		7,305
Old Dominion Freight Line, Inc. (Ground Transportation)	33		7,001
Omnicom Group, Inc. (Media)	50		3,934
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	69		5,631
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	111		10,080
Oracle Corp. (Software)	144		18,701
Otis Worldwide Corp. (Machinery)	68		4,893
PACCAR, Inc. (Machinery)	93		12,339
Packaging Corp. of America (Containers & Packaging)	16		3,934
Palo Alto Networks, Inc.* (Software)	63		20,905
Paramount Skydance Corp.(a)—Class B (Media)	55		438
Parker-Hannifin Corp. (Machinery)	10		9,765
Paychex, Inc. (Professional Services)	57		6,660
PayPal Holdings, Inc. (Financial Services)	155		8,868
Pentair PLC (Machinery)	28		1,832
PepsiCo, Inc. (Beverages)	241		33,634
Pfizer, Inc. (Pharmaceuticals)	1,006		25,160
PG&E Corp. (Electric Utilities)	389		6,761
Philip Morris International, Inc. (Tobacco)	122		23,280
Phillips 66 (Oil, Gas & Consumable Fuels)	71		15,029
Pinnacle West Capital Corp. (Electric Utilities)	22		2,222
PNC Financial Services Group, Inc. (Banks)	71		17,741
PPG Industries, Inc. (Chemicals)	39		4,310
PPL Corp. (Electric Utilities)	132		4,648
Principal Financial Group, Inc. (Insurance)	34		3,866
Prologis, Inc. (Industrial REITs)	165		23,861
Prudential Financial, Inc. (Insurance)	61		7,447
PTC, Inc.* (Software)	21		2,881
Public Service Enterprise Group, Inc. (Multi-Utilities)	88		6,748
Public Storage (Specialized REITs)	30		9,725
PulteGroup, Inc. (Household Durables)	34		4,300
Qnity Electronics, Inc. (Semiconductors & Semiconductor Equipment)	37		4,854
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	187		27,603
Quest Diagnostics, Inc. (Health Care Providers & Services)	20		4,660

Common Stocks, continued

	Shares		Value
Raymond James Financial, Inc. (Capital Markets)		31		$5,455
Realty Income Corp. (Retail REITs)		164		10,475
Regency Centers Corp. (Retail REITs)		28		2,248
Regeneron Pharmaceuticals, Inc. (Biotechnology)		18		13,727
Regions Financial Corp. (Banks)		150		4,643
Republic Services, Inc. (Commercial Services & Supplies)		36		7,580
ResMed, Inc. (Health Care Equipment & Supplies)		12		2,532
Revvity, Inc. (Life Sciences Tools & Services)		20		2,250
Rockwell Automation, Inc. (Electrical Equipment)		9		4,321
Roper Technologies, Inc. (Software)		18		7,055
Ross Stores, Inc. (Specialty Retail)		30		7,532
S&P Global, Inc. (Capital Markets)		30		12,358
Salesforce, Inc. (Software)		144		26,500
SBA Communications Corp.—Class A (Specialized REITs)		19		3,439
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)		14		11,986
Sempra (Multi-Utilities)		115		10,183
ServiceNow, Inc.* (Software)		71		7,897
Simon Property Group, Inc. (Retail REITs)		34		7,799
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)		26		1,619
SLB, Ltd. (Energy Equipment & Services)		263		13,042
Smurfit WestRock PLC (Containers & Packaging)		92		4,230
Snap-on, Inc. (Machinery)		9		3,694
Solventum Corp.* (Health Care Equipment & Supplies)		25		2,136
Southwest Airlines Co. (Passenger Airlines)		85		3,822
Stanley Black & Decker, Inc. (Machinery)		27		2,554
Starbucks Corp. (Hotels, Restaurants & Leisure)		202		21,260
State Street Corp. (Capital Markets)		49		9,024
Steel Dynamics, Inc. (Metals & Mining)		24		6,030
STERIS PLC (Health Care Equipment & Supplies)		9		2,056
Stryker Corp. (Health Care Equipment & Supplies)		36		11,724
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)		99		2,812
Synchrony Financial (Consumer Finance)		59		4,472
Synopsys, Inc.* (Software)		34		13,218
Sysco Corp. (Consumer Staples Distribution & Retail)		85		7,245
T. Rowe Price Group, Inc. (Capital Markets)		37		4,135
Take-Two Interactive Software, Inc.* (Entertainment)		15		3,644
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		38		10,274
Target Corp. (Consumer Staples Distribution & Retail)		80		11,559
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)		16		3,291
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)		8		5,245
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)		12		4,412
Tesla, Inc.* (Automobiles)		189		58,818

See accompanying notes to financial statements.

42  ::  Large-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	161		$44,394
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	10		4,026
Textron, Inc. (Aerospace & Defense)	30		2,558
The AES Corp. (Independent Power/Renewable Electricity Producers)	126		1,850
The Bank of New York Mellon Corp. (Capital Markets)	44		6,879
The Boeing Co.* (Aerospace & Defense)	78		16,859
The Charles Schwab Corp. (Capital Markets)	289		30,415
The Cigna Group (Health Care Providers & Services)	46		12,836
The Clorox Co. (Household Products)	22		2,102
The Coca-Cola Co. (Beverages)	397		34,772
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	34		2,459
The Estee Lauder Cos., Inc. (Personal Care Products)	43		3,608
The Goldman Sachs Group, Inc. (Capital Markets)	18		18,331
The Hartford Financial Services Group, Inc. (Insurance)	48		6,812
The Hershey Co. (Food Products)	27		4,726
The Home Depot, Inc. (Specialty Retail)	176		58,425
The J.M. Smucker Co. (Food Products)	19		2,266
The Kraft Heinz Co. (Food Products)	150		3,878
The Kroger Co. (Consumer Staples Distribution & Retail)	99		5,716
The Mosaic Co. (Chemicals)	55		1,217
The Procter & Gamble Co. (Household Products)	412		59,530
The Progressive Corp. (Insurance)	45		9,514
The Sherwin-Williams Co. (Chemicals)	41		13,974
The Southern Co. (Electric Utilities)	199		18,813
The TJX Cos., Inc. (Specialty Retail)	88		13,846
The Trade Desk, Inc.*—Class A (Media)	74		1,335
The Travelers Cos., Inc. (Insurance)	38		14,226
The Walt Disney Co. (Entertainment)	307		29,530
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	216		15,453
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	65		37,329
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	82		14,162
Tractor Supply Co. (Specialty Retail)	92		2,831
Trane Technologies PLC (Building Products)	19		8,645
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	41		2,320
Truist Financial Corp. (Banks)	220		11,405
Tyler Technologies, Inc.* (Software)	8		2,477
Tyson Foods, Inc.—Class A (Food Products)	49		2,840
U.S. Bancorp (Banks)	274		17,265
UDR, Inc. (Residential REITs)	51		1,946
Union Pacific Corp. (Ground Transportation)	105		30,673
United Airlines Holdings, Inc.* (Passenger Airlines)	57		6,916
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	132		13,757
United Rentals, Inc. (Trading Companies & Distributors)	5		5,396

Common Stocks, continued

	Shares	Value
UnitedHealth Group, Inc. (Health Care Providers & Services)	160		$66,305
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	10		1,684
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	52		16,271
Veeva Systems, Inc.*—Class A (Health Care Technology)	10		2,038
Ventas, Inc. (Health Care REITs)	41		3,834
Veralto Corp. (Commercial Services & Supplies)	43		4,049
Verisk Analytics, Inc. (Professional Services)	11		2,143
Verizon Communications, Inc. (Diversified Telecommunication Services)	738		34,546
Vertex Pharmaceuticals, Inc.* (Biotechnology)	44		20,992
Viatris, Inc. (Pharmaceuticals)	205		3,600
VICI Properties, Inc. (Specialized REITs)	192		5,059
Visa, Inc.—Class A (Financial Services)	132		48,329
Vulcan Materials Co. (Construction Materials)	23		6,177
W.R. Berkley Corp. (Insurance)	22		1,596
W.W. Grainger, Inc. (Trading Companies & Distributors)	8		11,058
Wabtec Corp. (Machinery)	30		8,726
Walmart, Inc. (Consumer Staples Distribution & Retail)	775		86,181
Warner Bros. Discovery, Inc.* (Entertainment)	437		11,493
Waste Management, Inc. (Commercial Services & Supplies)	65		14,725
Waters Corp.* (Life Sciences Tools & Services)	18		6,792
WEC Energy Group, Inc. (Multi-Utilities)	57		6,237
Wells Fargo & Co. (Banks)	540		46,683
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	13		4,432
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	61		33,235
Weyerhaeuser Co. (Specialized REITs)	127		3,179
Williams-Sonoma, Inc. (Specialty Retail)	21		4,802
Willis Towers Watson PLC (Insurance)	17		5,711
Workday, Inc.*—Class A (Software)	20		3,207
Xcel Energy, Inc. (Electric Utilities)	110		8,602
Xylem, Inc. (Machinery)	42		4,913
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	25		3,832
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	9		2,644
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	34		3,194
Zoetis, Inc. (Pharmaceuticals)	74		5,719
TOTAL COMMON STOCKS (Cost $3,080,546)		5,218,427

Repurchase Agreements(b) (0.2%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $12,004	$12,000		$12,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,000)			12,000

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Large-Cap Value ProFund  ::  43

Collateral for Securities Loaned(c)(NM)

	Shares		Value
Invesco Government & Agency Portfolio— Institutional Shares, 3.75%(d)		360		$360
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $360)				360
TOTAL INVESTMENT SECURITIES (Cost $3,092,906)—99.9%				5,230,787
Net other assets (liabilities)—0.1%				4,652
NET ASSETS—100.0%				$5,235,439
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $358.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Large-Cap Value ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$87,111		1.7%
Air Freight & Logistics		32,709		0.6%
Automobile Components		2,089		NM
Automobiles		83,091		1.6%
Banks		292,890		5.6%
Beverages		81,097		1.5%
Biotechnology		110,895		2.1%
Broadline Retail		223,461		4.2%
Building Products		31,038		0.6%
Capital Markets		229,583		4.4%
Chemicals		111,371		2.2%
Commercial Services & Supplies		43,175		0.8%
Communications Equipment		55,143		1.1%
Construction Materials		23,165		0.4%
Consumer Finance		37,550		0.7%
Consumer Staples Distribution & Retail		193,974		3.8%
Containers & Packaging		21,022		0.4%
Distributors		3,109		0.1%
Diversified Telecommunication Services		63,097		1.2%
Electric Utilities		146,406		2.8%
Electrical Equipment		63,718		1.2%
Electronic Equipment, Instruments & Components		34,941		0.7%
Energy Equipment & Services		28,276		0.5%
Entertainment		51,338		1.0%
Financial Services		111,118		2.1%
Food Products		43,957		0.8%
Gas Utilities		5,183		0.1%
Ground Transportation		73,777		1.4%
Health Care Equipment & Supplies		105,322		2.0%
Health Care Providers & Services		183,228		3.5%
Health Care REITs		6,475		0.1%
Health Care Technology		2,038		NM
Hotel & Resort REITs		2,815		0.1%
Hotels, Restaurants & Leisure		66,641		1.3%
Household Durables		22,530		0.4%
Household Products		84,896		1.6%
Independent Power/Renewable Electricity Producers		1,850		NM
Industrial Conglomerates		61,875		1.2%

	Value		% of Net Assets
Industrial REITs		$23,861		0.5%
Insurance		175,538		3.4%
IT Services		47,281		0.9%
Leisure Products		2,161		NM
Life Sciences Tools & Services		93,482		1.8%
Machinery		112,103		2.1%
Media		26,350		0.5%
Metals & Mining		32,425		0.6%
Multi-Utilities		64,039		1.2%
Office REITs		3,212		0.1%
Oil, Gas & Consumable Fuels		353,000		6.8%
Passenger Airlines		20,794		0.4%
Personal Care Products		10,111		0.2%
Pharmaceuticals		159,750		3.1%
Professional Services		39,957		0.8%
Real Estate Management & Development		9,529		0.2%
Residential REITs		21,326		0.4%
Retail REITs		25,291		0.5%
Semiconductors & Semiconductor Equipment		227,948		4.4%
Software		153,575		2.9%
Specialized REITs		83,325		1.5%
Specialty Retail		117,824		2.3%
Technology Hardware, Storage & Peripherals		491,779		9.3%
Textiles, Apparel & Luxury Goods		13,426		0.3%
Tobacco		43,437		0.8%
Trading Companies & Distributors		26,091		0.5%
Water Utilities		4,696		0.1%
Wireless Telecommunication Services		14,162		0.3%
Other**	17,012			0.3%
Total		$5,235,439		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

44  ::  Materials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (74.6%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	4,172		$1,230,281
Albemarle Corp. (Chemicals)	4,176		491,265
Amcor plc (Containers & Packaging)	16,373		734,820
Avery Dennison Corp. (Containers & Packaging)	2,709		459,799
Ball Corp. (Containers & Packaging)	9,430		612,007
CF Industries Holdings, Inc. (Chemicals)	5,440		681,034
Corteva, Inc. (Chemicals)	15,492		1,219,375
CRH plc (Construction Materials)	11,538		1,096,225
Dow, Inc. (Chemicals)	25,523		773,092
Ecolab, Inc. (Chemicals)	4,489		1,246,281
Freeport-McMoRan, Inc. (Metals & Mining)	22,288		1,395,897
International Flavors & Fragrances, Inc. (Chemicals)	9,041		716,228
International Paper Co. (Containers & Packaging)	18,752		765,644
Linde PLC (Chemicals)	7,169		3,429,505
LyondellBasell Industries N.V.—Class A (Chemicals)	9,145		567,722
Martin Marietta Materials, Inc. (Construction Materials)	2,086		1,095,442
Newmont Corp. (Metals & Mining)	16,564		1,552,213
Nucor Corp. (Metals & Mining)	4,605		1,184,820
Packaging Corp. of America (Containers & Packaging)	3,136		770,954
PPG Industries, Inc. (Chemicals)	7,893		872,334
Smurfit WestRock PLC (Containers & Packaging)	18,573		853,801
Steel Dynamics, Inc. (Metals & Mining)	4,299		1,080,167
The Mosaic Co. (Chemicals)	11,256		248,983

Common Stocks, continued

	Shares	Value
The Sherwin-Williams Co. (Chemicals)	3,796		$1,293,867
Vulcan Materials Co. (Construction Materials)	4,231		1,136,320
TOTAL COMMON STOCKS (Cost $23,875,475)		25,508,076

Repurchase Agreements(a)(b) (23.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $8,057,351	$8,055,000		$8,055,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,055,000)		8,055,000
TOTAL INVESTMENT SECURITIES (Cost $31,930,475)—98.2%			33,563,076
Net other assets (liabilities)—1.8%			617,812
NET ASSETS—100.0%			$34,180,888
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $2,976,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International		8/24/26		4.38%	$20,091,585	$(5,121)
S&P Materials Select Sector Index	UBS AG		8/24/26		4.68%	5,802,570	3,185
						$25,894,155	$(1,936)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Materials UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Chemicals		$12,769,967	37.3%
Construction Materials		3,327,987	9.7%
Containers & Packaging		4,197,025	12.3%
Metals & Mining		5,213,097	15.3%
Other**	8,672,812		25.4%
Total	$34,180,888		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Mid-Cap Growth ProFund  ::  45

Common Stocks (99.9%)

	Shares	Value
AAON, Inc. (Building Products)	188		$16,743
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	50		4,977
Acuity, Inc. (Electrical Equipment)	57		18,718
Advanced Drainage Systems, Inc. (Building Products)	111		15,371
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	107		30,979
AECOM (Construction & Engineering)	156		11,293
AeroVironment, Inc.* (Aerospace & Defense)	90		13,443
Affiliated Managers Group, Inc. (Capital Markets)	73		26,770
Agree Realty Corp. (Retail REITs)	149		11,592
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	217		9,006
Allison Transmission Holdings, Inc. (Machinery)	111		12,714
American Financial Group, Inc. (Insurance)	76		10,771
American Healthcare REIT, Inc. (Health Care REITs)	327		18,181
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	151		7,530
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	923		20,278
API Group Corp.* (Industrial Support Services)	1,070		42,458
Appfolio, Inc.*—Class A (Software)	66		11,893
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	56		19,332
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	391		33,098
ATI, Inc.* (Metals & Mining)	378		70,852
Autoliv, Inc. (Automobile Components)	120		14,780
Avis Budget Group, Inc.* (Ground Transportation)	34		4,673
Belden, Inc. (Electronic Equipment, Instruments & Components)	49		6,078
Bentley Systems, Inc.—Class B (Software)	261		9,250
BILL Holdings, Inc.* (Software)	122		5,506
BioMarin Pharmaceutical, Inc.* (Biotechnology)	306		18,366
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	29		9,439
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	152		12,929
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	437		26,093
Brixmor Property Group, Inc. (Retail REITs)	392		12,352
Bruker Corp. (Life Sciences Tools & Services)	163		10,243
Burlington Stores, Inc.* (Specialty Retail)	107		39,428
BWX Technologies, Inc. (Aerospace & Defense)	254		42,850
CACI International, Inc.*—Class A (Professional Services)	61		30,362
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	157		2,501
CareTrust REIT, Inc. (Health Care REITs)	655		27,470
Carlisle Cos., Inc. (Building Products)	47		16,917
Carpenter Technology Corp. (Metals & Mining)	138		71,713
Cava Group, Inc.* (Leisure Facilities & Services)	117		7,632
Celsius Holdings, Inc.* (Beverages)	439		12,823
Chemed Corp. (Health Care Providers & Services)	19		10,113
Chewy, Inc.*—Class A (Specialty Retail)	447		10,102
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	34		3,791

Common Stocks, continued

	Shares	Value
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	183		$15,427
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	81		10,477
Clean Harbors, Inc.* (Commercial Services & Supplies)	71		22,214
Coca-Cola Consolidated, Inc. (Beverages)	157		29,500
Coeur Mining, Inc. (Metals & Mining)	2,875		42,866
Cognex Corp. (Electronic Equipment, Instruments & Components)	231		15,070
CommVault Systems, Inc.* (Software)	71		8,364
COPT Defense Properties (Office REITs)	132		5,011
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	228		10,025
Crane Co. (Machinery)	69		14,729
Crane NXT Co. (Electronic Equipment, Instruments & Components)	57		2,961
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	58		7,425
CubeSmart (Specialized REITs)	283		11,733
Cullen/Frost Bankers, Inc. (Banks)	88		14,638
Curtiss-Wright Corp. (Aerospace & Defense)	103		74,572
Cytokinetics, Inc.* (Biotechnology)	203		15,657
Dick’s Sporting Goods, Inc. (Specialty Retail)	73		14,301
DigitalOcean Holdings, Inc.* (IT Services)	225		26,438
DocuSign, Inc.* (Software)	317		17,381
Dolby Laboratories, Inc.—Class A (Software)	75		4,411
Donaldson Co., Inc. (Machinery)	215		20,262
Doximity, Inc.*—Class A (Health Care Technology)	370		7,737
Dropbox, Inc.*—Class A (Software)	414		13,480
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	204		28,152
Duolingo, Inc.* (Diversified Consumer Services)	77		10,380
Dutch Bros, Inc.*—Class A (Leisure Facilities & Services)	199		13,100
Dycom Industries, Inc.* (Construction & Engineering)	83		33,289
Dynatrace, Inc.* (Software)	818		36,254
Eagle Materials, Inc. (Construction Materials)	44		9,017
East West Bancorp, Inc. (Banks)	194		25,415
EastGroup Properties, Inc. (Industrial REITs)	93		19,438
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,387		36,575
elf Beauty, Inc.* (Personal Care Products)	109		9,035
Encompass Health Corp. (Health Care Providers & Services)	276		30,655
EnerSys (Electrical Equipment)	103		19,163
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	171		20,358
EPR Properties (Specialized REITs)	109		6,766
Equitable Holdings, Inc. (Financial Services)	374		17,821
Equity LifeStyle Properties, Inc. (Residential REITs)	275		17,894
Esab Corp. (Machinery)	72		6,230
Essent Group, Ltd. (Financial Services)	107		7,058
Evercore, Inc. (Capital Markets)	66		21,157
Everpure, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	877		67,678
Exelixis, Inc.* (Biotechnology)	698		37,015
ExlService Holdings, Inc.* (Professional Services)	421		14,285
Exponent, Inc. (Professional Services)	70		4,680

See accompanying notes to financial statements.

46  ::  Mid-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Fabrinet* (Electronic Equipment, Instruments & Components)	100		$43,542
Federated Hermes, Inc.—Class B (Capital Markets)	201		12,052
First Financial Bankshares, Inc. (Banks)	150		5,271
First Industrial Realty Trust, Inc. (Industrial REITs)	369		24,295
FirstCash Holdings, Inc. (Consumer Finance)	108		22,033
Five Below, Inc.* (Specialty Retail)	154		33,438
Flowserve Corp. (Machinery)	356		27,052
Fortune Brands Innovations, Inc. (Building Products)	189		9,310
FTI Consulting, Inc.* (Professional Services)	34		5,419
Gaming and Leisure Properties, Inc. (Specialized REITs)	354		15,856
GATX Corp. (Trading Companies & Distributors)	57		10,196
Genpact, Ltd. (Professional Services)	205		7,210
Gentex Corp. (Automobile Components)	236		5,513
Globus Medical, Inc.* (Health Care Equipment & Supplies)	315		24,819
Graco, Inc. (Machinery)	235		18,654
Graham Holdings Co.—Class B (Diversified Consumer Services)	5		6,018
Grand Canyon Education, Inc.* (Diversified Consumer Services)	73		10,610
Guidewire Software, Inc.* (Software)	235		35,706
H&R Block, Inc. (Diversified Consumer Services)	183		8,057
Haemonetics Corp.* (Health Care Equipment & Supplies)	77		6,587
Halozyme Therapeutics, Inc.* (Biotechnology)	329		27,156
Hamilton Lane, Inc.—Class A (Capital Markets)	61		5,424
HealthEquity, Inc.* (Health Care Providers & Services)	234		23,543
Hecla Mining Co. (Metals & Mining)	1,864		26,320
Hexcel Corp. (Aerospace & Defense)	209		21,517
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	167		7,705
Hims & Hers Health, Inc.* (Health Care Providers & Services)	587		16,301
Houlihan Lokey, Inc. (Capital Markets)	80		10,039
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	78		13,577
IDACORP, Inc. (Electric Utilities)	80		11,432
IES Holdings, Inc.* (Construction & Engineering)	25		18,614
Illumina, Inc.* (Life Sciences Tools & Services)	226		46,352
InterDigital, Inc. (Software)	72		21,947
International Bancshares Corp. (Banks)	71		5,434
ITT, Inc. (Machinery)	248		48,604
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	175		44,251
Kinsale Capital Group, Inc. (Insurance)	60		21,385
Kirby Corp.* (Marine Transportation)	68		8,918
Knife River Corp.* (Construction Materials)	62		4,537
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	522		24,325
Krystal Biotech, Inc.* (Biotechnology)	73		24,902
Lamar Advertising Co.—Class A (Specialized REITs)	145		23,194
Lancaster Colony Corp. (Food Products)	30		3,206
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	125		12,455

Common Stocks, continued

	Shares	Value
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	225		$27,961
Lincoln Electric Holdings, Inc. (Machinery)	104		27,176
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	31		13,706
LivaNova PLC* (Health Care Equipment & Supplies)	151		12,101
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	184		46,265
Manhattan Associates, Inc.* (Software)	101		19,327
MasTec, Inc.* (Construction & Engineering)	173		45,516
Mattel, Inc.* (Leisure Products)	323		4,874
Maximus, Inc. (Professional Services)	78		4,700
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	62		35,781
MGIC Investment Corp. (Financial Services)	299		8,982
MKS, Inc. (Semiconductors & Semiconductor Equipment)	133		39,561
Moog, Inc.—Class A (Aerospace & Defense)	79		30,798
Morningstar, Inc. (Capital Markets)	32		6,162
MP Materials Corp.* (Metals & Mining)	221		9,143
MSA Safety, Inc. (Commercial Services & Supplies)	60		11,416
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	53		6,540
Mueller Industries, Inc. (Machinery)	444		29,486
National Fuel Gas Co. (Gas Utilities)	164		13,499
Neurocrine Biosciences, Inc.* (Biotechnology)	279		46,537
NewMarket Corp. (Chemicals)	21		17,853
Nexstar Media Group, Inc. (Media)	44		8,383
Nextpower, Inc.*—Class A (Electrical Equipment)	268		24,085
NNN REIT, Inc. (Retail REITs)	225		10,692
NorthWestern Energy Group, Inc. (Multi-Utilities)	75		5,156
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	45		6,415
Nutanix, Inc.*—Class A (Software)	442		26,082
nVent Electric PLC (Electrical Equipment)	450		69,224
Okta, Inc.* (IT Services)	466		66,139
Old Republic International Corp. (Insurance)	322		13,914
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)	169		12,416
Omega Healthcare Investors, Inc. (Health Care REITs)	446		22,581
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	66		17,066
Option Care Health, Inc.* (Health Care Providers & Services)	436		10,041
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	172		16,784
Oshkosh Corp. (Machinery)	79		11,250
Parsons Corp.* (Professional Services)	98		4,333
Paylocity Holding Corp.* (Professional Services)	122		16,823
Pegasystems, Inc. (Software)	251		7,668
Penumbra, Inc.* (Health Care Equipment & Supplies)	110		35,330
Pinterest, Inc.*—Class A (Interactive Media & Services)	910		21,849
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	219		12,244
Primerica, Inc. (Insurance)	49		15,678

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Mid-Cap Growth ProFund  ::  47

Common Stocks, continued

	Shares	Value
Qualys, Inc.* (Software)	98		$14,186
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	301		27,400
Rb Global, Inc. (Commercial Services & Supplies)	517		56,737
RBC Bearings, Inc.* (Machinery)	88		48,515
RenaissanceRe Holdings, Ltd. (Insurance)	61		19,519
Repligen Corp.* (Life Sciences Tools & Services)	81		11,422
Roivant Sciences, Ltd.* (Biotechnology)	727		24,653
Roku, Inc.* (Entertainment)	365		52,929
Royal Gold, Inc. (Metals & Mining)	225		44,629
RPM International, Inc. (Chemicals)	146		15,632
Ryan Specialty Holdings, Inc. (Insurance)	209		9,229
Sabra Health Care REIT, Inc. (Health Care REITs)	701		14,840
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	149		27,648
SEI Investments Co. (Capital Markets)	149		15,344
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	182		21,443
Service Corp. International (Diversified Consumer Services)	202		17,411
Shift4 Payments, Inc.*—Class A (Financial Services)	105		5,565
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	48		10,440
Simpson Manufacturing Co., Inc. (Building Products)	56		10,513
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	61		32,647
SLM Corp. (Consumer Finance)	286		7,435
Solstice Advanced Materials, Inc. (Chemicals)	234		14,080
Sotera Health Co.* (Life Sciences Tools & Services)	738		13,181
Spire, Inc. (Gas Utilities)	72		5,750
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	104		9,065
SPX Technologies, Inc.* (Machinery)	139		30,527
STAG Industrial, Inc. (Industrial REITs)	322		12,320
STANDARDAERO INC* (Aerospace & Defense)	326		9,555
Sterling Infrastructure, Inc.* (Construction & Engineering)	84		50,128
Stifel Financial Corp. (Capital Markets)	234		19,401
Talen Energy Corp.* (Electric Utilities)	126		42,096
TechnipFMC PLC (Energy Equipment & Services)	1,107		79,328
Tempur Sealy International, Inc. (Household Durables)	585		38,218
Tenet Healthcare Corp.* (Health Care Providers & Services)	239		60,892
Tetra Tech, Inc. (Commercial Services & Supplies)	721		23,908
Texas Capital Bancshares, Inc. (Banks)	58		5,733
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	184		37,801
The Brink’s Co. (Commercial Services & Supplies)	81		9,594

Common Stocks, continued

	Shares	Value
The Carlyle Group, Inc. (Capital Markets)	281		$12,932
The Ensign Group, Inc. (Health Care Providers & Services)	162		28,862
The Hanover Insurance Group, Inc. (Insurance)	42		9,770
The New York Times Co.—Class A (Media)	448		33,551
Toast, Inc.*—Class A (Technology Services)	1,303		42,047
TransUnion (Professional Services)	278		21,855
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	174		13,227
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	289		33,362
Twilio, Inc.*—Class A (Software)	420		82,886
TXNM Energy, Inc. (Electric Utilities)	112		6,487
UiPath, Inc.*—Class A (Software)	902		11,510
UL Solutions, Inc.—Class A (Professional Services)	215		19,703
United Therapeutics Corp.* (Biotechnology)	119		61,607
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	54		4,329
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	48		7,170
Valaris, Ltd.* (Energy Equipment & Services)	178		14,096
Valmont Industries, Inc. (Construction & Engineering)	33		15,896
Valvoline, Inc.* (Specialty Retail)	353		13,559
Viavi Solutions, Inc.* (Communications Equipment)	650		24,018
Vicor Corp.* (Electrical Equipment)	64		13,272
Vontier Corp. (Electronic Equipment, Instruments & Components)	172		5,526
Warner Music Group Corp.—Class A (Entertainment)	215		5,581
Watts Water Technologies, Inc.—Class A (Machinery)	76		26,280
Weatherford International PLC (Energy Equipment & Services)	84		7,374
WEX, Inc.* (Financial Services)	57		10,657
Wingstop, Inc. (Hotels, Restaurants & Leisure)	75		9,712
Woodward, Inc. (Aerospace & Defense)	166		59,885
WP Carey, Inc. (Equity REIT—Diversified)	328		24,141
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	109		8,160
XPO, Inc.* (Ground Transportation)	327		65,717
YETI Holdings, Inc.* (Leisure Products)	124		6,069
TOTAL COMMON STOCKS (Cost $3,296,851)		5,050,772
TOTAL INVESTMENT SECURITIES (Cost $3,296,851)—99.9%			5,050,772
Net other assets (liabilities)—0.1%			4,824
NET ASSETS—100.0%			$5,055,596
*
Non-income producing security.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

48  ::  Mid-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$276,945		5.4%
Automobile Components		20,293		0.4%
Banks		56,491		1.1%
Beverages		42,323		0.8%
Biotechnology		288,991		5.7%
Broadline Retail		12,416		0.2%
Building Products		68,854		1.4%
Capital Markets		129,281		2.5%
Chemicals		47,565		0.9%
Commercial Services & Supplies		123,869		2.5%
Communications Equipment		24,018		0.5%
Construction & Engineering		174,736		3.4%
Construction Materials		13,554		0.3%
Consumer Finance		29,468		0.6%
Consumer Staples Distribution & Retail		9,065		0.2%
Diversified Consumer Services		52,476		1.0%
Electric Utilities		60,015		1.2%
Electrical Equipment		144,462		2.8%
Electronic Equipment, Instruments & Components		185,287		3.7%
Energy Equipment & Services		100,798		2.0%
Entertainment		58,510		1.2%
Equity REIT—Diversified		24,141		0.5%
Financial Services		50,083		1.0%
Food Products		3,206		0.1%
Gas Utilities		19,249		0.4%
Ground Transportation		70,390		1.4%
Health Care Equipment & Supplies		91,292		1.8%
Health Care Providers & Services		206,500		4.1%
Health Care REITs		83,072		1.6%
Health Care Technology		7,737		0.2%
Hotels, Restaurants & Leisure		141,743		2.9%
Household Durables		38,218		0.8%
Independent Power/Renewable Electricity Producers		16,784		0.3%
Industrial REITs		56,053		1.1%

	Value		% of Net Assets
Industrial Support Services		$42,458		0.8%
Insurance		100,266		2.0%
Interactive Media & Services		21,849		0.4%
IT Services		92,577		1.8%
Leisure Facilities & Services		20,732		0.4%
Leisure Products		10,943		0.2%
Life Sciences Tools & Services		126,418		2.5%
Machinery		321,479		6.3%
Marine Transportation		8,918		0.2%
Media		41,934		0.8%
Metals & Mining		265,523		5.3%
Multi-Utilities		5,156		0.1%
Office REITs		5,011		0.1%
Oil, Gas & Consumable Fuels		48,430		1.0%
Personal Care Products		9,035		0.2%
Pharmaceuticals		80,826		1.6%
Professional Services		129,370		2.6%
Residential REITs		17,894		0.4%
Retail REITs		34,636		0.7%
Semiconductors & Semiconductor Equipment		274,483		5.4%
Software		325,851		6.4%
Specialized REITs		57,549		1.1%
Specialty Retail		115,805		2.3%
Technology Hardware, Storage & Peripherals		67,678		1.3%
Technology Services		42,047		0.9%
Textiles, Apparel & Luxury Goods		9,926		0.2%
Trading Companies & Distributors		46,093		0.9%
Other**	4,824			0.1%
Total		$5,055,596		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Mid-Cap ProFund  ::  49

Common Stocks (35.6%)

	Shares	Value
AAON, Inc. (Building Products)	62		$5,522
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	40		3,982
Acuity, Inc. (Electrical Equipment)	27		8,867
Advanced Drainage Systems, Inc. (Building Products)	65		9,001
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	34		9,844
AECOM (Construction & Engineering)	116		8,397
AeroVironment, Inc.* (Aerospace & Defense)	29		4,332
Affiliated Managers Group, Inc. (Capital Markets)	24		8,802
AGCO Corp. (Machinery)	54		5,517
Agree Realty Corp. (Retail REITs)	109		8,480
Alaska Air Group, Inc.* (Passenger Airlines)	101		4,792
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)	322		3,729
Alcoa Corp. (Metals & Mining)	239		10,817
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	112		4,648
Allison Transmission Holdings, Inc. (Machinery)	75		8,591
Ally Financial, Inc. (Consumer Finance)	252		10,920
American Airlines Group, Inc.* (Passenger Airlines)	599		9,147
American Financial Group, Inc. (Insurance)	62		8,787
American Healthcare REIT, Inc. (Health Care REITs)	174		9,674
American Homes 4 Rent—Class A (Residential REITs)	287		9,592
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	103		5,137
Annaly Capital Management, Inc. (Mortgage REITs)	663		15,063
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	301		6,613
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	266		9,613
API Group Corp.* (Industrial Support Services)	349		13,848
Appfolio, Inc.*—Class A (Software)	22		3,964
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	33		11,392
AptarGroup, Inc. (Containers & Packaging)	58		7,770
Aramark (Hotels, Restaurants & Leisure)	238		13,559
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	46		9,962
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	127		10,751
Ashland, Inc. (Chemicals)	41		2,977
Associated Banc-Corp. (Banks)	148		4,570
ATI, Inc.* (Metals & Mining)	124		23,243
Autoliv, Inc. (Automobile Components)	62		7,637
AutoNation, Inc.* (Specialty Retail)	23		4,885
Avantor, Inc.* (Life Sciences Tools & Services)	618		8,516
Avient Corp. (Chemicals)	83		3,015
Avis Budget Group, Inc.* (Ground Transportation)	15		2,062
Avnet, Inc. (Electronic Equipment, Instruments & Components)	74		6,574
Axalta Coating Systems, Ltd.* (Chemicals)	194		6,947
Bank OZK (Banks)	93		4,771
Bath & Body Works, Inc. (Retail—Discretionary)	182		3,662

Common Stocks, continued

	Shares	Value
Belden, Inc. (Electronic Equipment, Instruments & Components)	35		$4,342
Bentley Systems, Inc.—Class B (Software)	135		4,784
BILL Holdings, Inc.* (Software)	80		3,610
BioMarin Pharmaceutical, Inc.* (Biotechnology)	175		10,504
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	16		5,208
BJ’s Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	116		11,342
Black Hills Corp. (Multi-Utilities)	69		4,914
Booz Allen Hamilton Holding Corporation (Professional Services)	109		7,599
BorgWarner, Inc. (Automobile Components)	186		11,855
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	50		4,253
Brighthouse Financial, Inc.* (Insurance)	52		3,219
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	143		8,539
Brixmor Property Group, Inc. (Retail REITs)	278		8,761
Bruker Corp. (Life Sciences Tools & Services)	101		6,347
Brunswick Corp. (Leisure Products)	59		4,660
Burlington Stores, Inc.* (Specialty Retail)	57		21,004
BWX Technologies, Inc. (Aerospace & Defense)	83		14,002
Cabot Corp. (Chemicals)	47		4,137
CACI International, Inc.*—Class A (Professional Services)	20		9,956
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	108		1,720
CareTrust REIT, Inc. (Health Care REITs)	214		8,975
Carlisle Cos., Inc. (Building Products)	37		13,317
Carpenter Technology Corp. (Metals & Mining)	45		23,384
Cava Group, Inc.* (Leisure Facilities & Services)	91		5,936
Celsius Holdings, Inc.* (Beverages)	143		4,177
Chemed Corp. (Health Care Providers & Services)	12		6,387
Chewy, Inc.*—Class A (Specialty Retail)	217		4,904
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	18		2,007
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	51		7,159
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	60		5,058
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	46		5,950
Clean Harbors, Inc.* (Commercial Services & Supplies)	45		14,080
Cleveland-Cliffs, Inc.* (Metals & Mining)	516		5,944
CNH Industrial N.V. (Machinery)	797		8,169
CNO Financial Group, Inc. (Insurance)	84		4,628
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	128		4,582
Coca-Cola Consolidated, Inc. (Beverages)	51		9,583
Coeur Mining, Inc. (Metals & Mining)	936		13,956
Cognex Corp. (Electronic Equipment, Instruments & Components)	151		9,851
Columbia Banking System, Inc. (Banks)	262		8,193
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	22		1,306
Commerce Bancshares, Inc. (Banks)	123		7,290
Commercial Metals Co. (Metals & Mining)	100		6,872
CommVault Systems, Inc.* (Software)	37		4,359

See accompanying notes to financial statements.

50  ::  Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
COPT Defense Properties (Office REITs)	102		$3,872
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	170		7,475
Corebridge Financial, Inc (Financial Services)	219		6,831
Cousins Properties, Inc. (Office REITs)	149		4,701
Crane Co. (Machinery)	44		9,392
Crane NXT Co. (Electronic Equipment, Instruments & Components)	45		2,338
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	45		5,761
Crown Holdings, Inc. (Containers & Packaging)	100		11,785
CubeSmart (Specialized REITs)	205		8,499
Cullen/Frost Bankers, Inc. (Banks)	57		9,481
Curtiss-Wright Corp. (Aerospace & Defense)	33		23,891
Cytokinetics, Inc.* (Biotechnology)	123		9,487
Darling Ingredients, Inc.* (Food Products)	144		8,732
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	181		2,420
Dick’s Sporting Goods, Inc. (Specialty Retail)	60		11,755
DigitalOcean Holdings, Inc.* (IT Services)	74		8,695
DocuSign, Inc.* (Software)	176		9,650
Dolby Laboratories, Inc.—Class A (Software)	55		3,235
Donaldson Co., Inc. (Machinery)	105		9,895
Doximity, Inc.*—Class A (Health Care Technology)	121		2,530
Dropbox, Inc.*—Class A (Software)	136		4,428
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	92		12,696
Duolingo, Inc.* (Diversified Consumer Services)	36		4,853
Dutch Bros, Inc.*—Class A (Leisure Facilities & Services)	115		7,570
Dycom Industries, Inc.* (Construction & Engineering)	27		10,829
Dynatrace, Inc.* (Software)	267		11,833
Eagle Materials, Inc. (Construction Materials)	28		5,738
East West Bancorp, Inc. (Banks)	124		16,244
EastGroup Properties, Inc. (Industrial REITs)	49		10,242
Elanco Animal Health, Inc.* (Pharmaceuticals)	452		11,919
elf Beauty, Inc.* (Personal Care Products)	53		4,393
Encompass Health Corp. (Health Care Providers & Services)	90		9,996
EnerSys (Electrical Equipment)	33		6,140
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	138		16,429
Envista Holdings Corp.* (Health Care Equipment & Supplies)	147		4,015
EPR Properties (Specialized REITs)	69		4,283
Equitable Holdings, Inc. (Financial Services)	255		12,150
Equity LifeStyle Properties, Inc. (Residential REITs)	176		11,452
Esab Corp. (Machinery)	52		4,500
Essent Group, Ltd. (Financial Services)	83		5,475
Essential Utilities, Inc. (Water Utilities)	257		10,241
Euronet Worldwide, Inc.* (Financial Services)	32		2,283
Evercore, Inc. (Capital Markets)	35		11,220
Everpure, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	286		22,071
Exelixis, Inc.* (Biotechnology)	227		12,038
ExlService Holdings, Inc.* (Professional Services)	138		4,682

Common Stocks, continued

	Shares	Value
Exponent, Inc. (Professional Services)	44		$2,941
F.N.B. Corp. (Banks)	322		6,086
Fabrinet* (Electronic Equipment, Instruments & Components)	32		13,933
Federated Hermes, Inc.—Class B (Capital Markets)	66		3,957
Fidelity National Financial, Inc. (Insurance)	229		11,814
First American Financial Corp. (Insurance)	92		6,899
First Financial Bankshares, Inc. (Banks)	118		4,147
First Horizon Corp. (Banks)	430		11,025
First Industrial Realty Trust, Inc. (Industrial REITs)	120		7,901
FirstCash Holdings, Inc. (Consumer Finance)	35		7,140
Five Below, Inc.* (Specialty Retail)	50		10,857
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	98		5,642
Flowserve Corp. (Machinery)	116		8,815
Fluor Corp.* (Construction & Engineering)	126		6,321
Fortune Brands Innovations, Inc. (Building Products)	108		5,320
FTI Consulting, Inc.* (Professional Services)	27		4,303
GameStop Corp.*—Class A (Specialty Retail)	373		8,102
Gaming and Leisure Properties, Inc. (Specialized REITs)	256		11,466
GATX Corp. (Trading Companies & Distributors)	32		5,724
Genpact, Ltd. (Professional Services)	143		5,029
Gentex Corp. (Automobile Components)	193		4,508
Glacier Bancorp, Inc. (Banks)	117		5,767
Globus Medical, Inc.* (Health Care Equipment & Supplies)	103		8,115
Graco, Inc. (Machinery)	150		11,907
Graham Holdings Co.—Class B (Diversified Consumer Services)	3		3,611
Grand Canyon Education, Inc.* (Diversified Consumer Services)	24		3,488
Graphic Packaging Holding Co. (Containers & Packaging)	268		2,876
Greif, Inc.—Class A (Containers & Packaging)	22		1,904
Guidewire Software, Inc.* (Software)	77		11,699
GXO Logistics, Inc.* (Air Freight & Logistics)	104		5,217
H&R Block, Inc. (Diversified Consumer Services)	115		5,063
Haemonetics Corp.* (Health Care Equipment & Supplies)	42		3,593
Halozyme Therapeutics, Inc.* (Biotechnology)	107		8,832
Hamilton Lane, Inc.—Class A (Capital Markets)	37		3,290
Hancock Whitney Corp. (Banks)	73		5,621
Harley-Davidson, Inc. (Automobiles)	95		2,331
Healthcare Realty Trust, Inc. (Health Care REITs)	314		6,597
HealthEquity, Inc.* (Health Care Providers & Services)	76		7,646
Hecla Mining Co. (Metals & Mining)	607		8,571
Hexcel Corp. (Aerospace & Defense)	68		7,001
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	139		12,714
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	54		2,492
Hims & Hers Health, Inc.* (Health Care Providers & Services)	192		5,332

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Mid-Cap ProFund  ::  51

Common Stocks, continued

	Shares	Value
Home BancShares, Inc. (Banks)	170		$5,282
Houlihan Lokey, Inc. (Capital Markets)	49		6,149
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	37		6,440
IDACORP, Inc. (Electric Utilities)	50		7,146
IES Holdings, Inc.* (Construction & Engineering)	8		5,956
Illumina, Inc.* (Life Sciences Tools & Services)	137		28,099
Independence Realty Trust, Inc. (Residential REITs)	213		3,542
Ingredion, Inc. (Food Products)	57		5,669
InterDigital, Inc. (Software)	23		7,011
International Bancshares Corp. (Banks)	49		3,750
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	23		1,956
ITT, Inc. (Machinery)	81		15,873
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	57		14,413
Jefferies Financial Group, Inc. (Capital Markets)	148		8,081
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	42		14,911
KB Home (Household Durables)	57		3,133
KBR, Inc. (Professional Services)	115		4,210
Kilroy Realty Corp. (Office REITs)	97		3,766
Kinsale Capital Group, Inc. (Insurance)	20		7,128
Kirby Corp.* (Marine Transportation)	48		6,295
Kite Realty Group Trust (Retail REITs)	184		5,266
Knife River Corp.* (Construction Materials)	51		3,732
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	147		10,221
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	170		7,922
Krystal Biotech, Inc.* (Biotechnology)	24		8,187
Kyndryl Holdings, Inc.* (IT Services)	204		2,764
Lamar Advertising Co.—Class A (Specialized REITs)	79		12,637
Lancaster Colony Corp. (Food Products)	18		1,924
Landstar System, Inc. (Ground Transportation)	31		5,418
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	59		5,879
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	124		15,409
Lear Corp. (Automobile Components)	45		5,879
Lincoln Electric Holdings, Inc. (Machinery)	50		13,066
Lithia Motors, Inc.—Class A (Specialty Retail)	21		8,094
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	23		10,169
LivaNova PLC* (Health Care Equipment & Supplies)	50		4,007
Louisiana-Pacific Corp. (Paper & Forest Products)	58		4,201
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	59		14,835
Macy’s, Inc. (Broadline Retail)	239		5,932
Manhattan Associates, Inc.* (Software)	54		10,333
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	149		6,645
MasTec, Inc.* (Construction & Engineering)	56		14,734
Matador Resources Co. (Oil, Gas & Consumable Fuels)	106		5,288
Mattel, Inc.* (Leisure Products)	263		3,969

Common Stocks, continued

	Shares	Value
Maximus, Inc. (Professional Services)	48		$2,892
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	20		11,542
MGIC Investment Corp. (Financial Services)	191		5,738
MKS, Inc. (Semiconductors & Semiconductor Equipment)	61		18,144
Molina Healthcare, Inc.* (Health Care Providers & Services)	47		9,194
Moog, Inc.—Class A (Aerospace & Defense)	26		10,136
Morningstar, Inc. (Capital Markets)	20		3,851
MP Materials Corp.* (Metals & Mining)	122		5,047
MSA Safety, Inc. (Commercial Services & Supplies)	33		6,279
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	41		5,059
Mueller Industries, Inc. (Machinery)	200		13,282
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	122		4,848
Murphy USA, Inc. (Specialty Retail)	15		9,116
National Fuel Gas Co. (Gas Utilities)	86		7,080
Neurocrine Biosciences, Inc.* (Biotechnology)	91		15,179
New Jersey Resources Corp. (Gas Utilities)	91		5,268
New York Community Bancorp, Inc. (Banks)	272		3,868
NewMarket Corp. (Chemicals)	7		5,951
Nexstar Media Group, Inc. (Media)	26		4,954
Nextpower, Inc.*—Class A (Electrical Equipment)	134		12,043
NNN REIT, Inc. (Retail REITs)	172		8,173
NorthWestern Energy Group, Inc. (Multi-Utilities)	56		3,849
NOV, Inc. (Energy Equipment & Services)	325		6,315
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	32		4,562
Nutanix, Inc.*—Class A (Software)	240		14,163
nVent Electric PLC (Electrical Equipment)	146		22,458
OGE Energy Corp. (Electric Utilities)	187		8,854
Okta, Inc.* (IT Services)	152		21,574
Old National Bancorp (Banks)	311		8,285
Old Republic International Corp. (Insurance)	203		8,772
Olin Corp. (Chemicals)	103		1,907
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)	55		4,041
Omega Healthcare Investors, Inc. (Health Care REITs)	270		13,670
ONE Gas, Inc. (Gas Utilities)	57		4,426
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	45		11,636
Option Care Health, Inc.* (Health Care Providers & Services)	142		3,270
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	56		5,464
Oshkosh Corp. (Machinery)	56		7,975
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	249		15,554
Owens Corning (Building Products)	73		10,140
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	182		2,741
Parsons Corp.* (Professional Services)	48		2,122
Paylocity Holding Corp.* (Professional Services)	39		5,378
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	76		5,493

See accompanying notes to financial statements.

52  ::  Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Pegasystems, Inc. (Software)	82		$2,505
Penske Automotive Group, Inc. (Specialty Retail)	17		3,694
Penumbra, Inc.* (Health Care Equipment & Supplies)	36		11,562
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	142		16,243
Permian Resources Corp.—Class A (Oil, Gas & Consumable Fuels)	712		15,174
Pilgrim’s Pride Corp. (Food Products)	39		1,067
Pinnacle Financial Partners, Inc. (Banks)	136		14,311
Pinterest, Inc.*—Class A (Interactive Media & Services)	436		10,468
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	72		4,026
Polaris, Inc. (Leisure Products)	49		3,287
Portland General Electric Co. (Electric Utilities)	105		5,180
Post Holdings, Inc.* (Food Products)	36		3,291
Primerica, Inc. (Insurance)	28		8,959
Prosperity Bancshares, Inc. (Banks)	107		8,011
PVH Corp. (Textiles, Apparel & Luxury Goods)	42		3,640
Qualys, Inc.* (Software)	32		4,632
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	98		8,921
Range Resources Corp. (Oil, Gas & Consumable Fuels)	213		8,550
Rayonier, Inc. (Specialized REITs)	250		5,445
Rb Global, Inc. (Commercial Services & Supplies)	169		18,545
RBC Bearings, Inc.* (Machinery)	29		15,987
Regal Rexnord Corp. (Electrical Equipment)	60		12,314
Reinsurance Group of America, Inc. (Insurance)	59		13,974
Reliance, Inc. (Metals & Mining)	46		18,681
RenaissanceRe Holdings, Ltd. (Insurance)	39		12,479
Repligen Corp.* (Life Sciences Tools & Services)	48		6,768
Rexford Industrial Realty, Inc. (Industrial REITs)	203		7,667
RH* (Specialty Retail)	14		2,317
RLI Corp. (Insurance)	83		5,083
Roivant Sciences, Ltd.* (Biotechnology)	408		13,835
Roku, Inc.* (Entertainment)	119		17,256
Royal Gold, Inc. (Metals & Mining)	74		14,678
RPM International, Inc. (Chemicals)	116		12,420
Ryan Specialty Holdings, Inc. (Insurance)	103		4,548
Ryder System, Inc. (Ground Transportation)	35		8,975
Sabra Health Care REIT, Inc. (Health Care REITs)	228		4,827
Saia, Inc.* (Ground Transportation)	24		8,343
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	49		9,092
Science Applications International Corp. (Professional Services)	39		4,568
SEI Investments Co. (Capital Markets)	83		8,547
Selective Insurance Group, Inc. (Insurance)	54		5,119
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	84		9,897
Sensata Technologies Holding PLC (Electrical Equipment)	132		6,110

Common Stocks, continued

	Shares	Value
Service Corp. International (Diversified Consumer Services)	125		$10,774
SharkNinja, Inc.* (Home & Office Products)	64		10,353
Shift4 Payments, Inc.*(a)—Class A (Financial Services)	53		2,809
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	30		6,525
Silgan Holdings, Inc. (Containers & Packaging)	79		3,158
Simpson Manufacturing Co., Inc. (Building Products)	37		6,946
Sirius XM Holdings, Inc. (Media)	171		5,065
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	20		10,704
SLM Corp. (Consumer Finance)	171		4,445
Solstice Advanced Materials, Inc. (Chemicals)	144		8,664
Sonoco Products Co. (Containers & Packaging)	89		5,016
Sotera Health Co.* (Life Sciences Tools & Services)	240		4,286
SouthState Bank Corp. (Banks)	88		9,248
Southwest Gas Holdings, Inc. (Gas Utilities)	58		5,185
Spire, Inc. (Gas Utilities)	54		4,312
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	85		7,409
SPX Technologies, Inc.* (Machinery)	45		9,883
STAG Industrial, Inc. (Industrial REITs)	173		6,619
STANDARDAERO INC* (Aerospace & Defense)	171		5,012
Starwood Property Trust, Inc. (Mortgage REITs)	315		5,034
Sterling Infrastructure, Inc.* (Construction & Engineering)	28		16,710
Stifel Financial Corp. (Capital Markets)	139		11,524
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	35		3,756
Talen Energy Corp.* (Electric Utilities)	41		13,698
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	68		17,388
TechnipFMC PLC (Energy Equipment & Services)	361		25,869
Tempur Sealy International, Inc. (Household Durables)	190		12,413
Tenet Healthcare Corp.* (Health Care Providers & Services)	78		19,874
Terex Corp. (Machinery)	103		6,473
Tetra Tech, Inc. (Commercial Services & Supplies)	235		7,793
Texas Capital Bancshares, Inc. (Banks)	40		3,954
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	59		12,121
The Boston Beer Co., Inc.*—Class A (Beverages)	7		1,282
The Brink’s Co. (Commercial Services & Supplies)	37		4,383
The Carlyle Group, Inc. (Capital Markets)	235		10,815
The Ensign Group, Inc. (Health Care Providers & Services)	52		9,264
The Gap, Inc. (Specialty Retail)	202		4,058
The Hanover Insurance Group, Inc. (Insurance)	32		7,444
The Middleby Corp.* (Machinery)	38		5,076
The New York Times Co.—Class A (Media)	146		10,934
The Scotts Miracle-Gro Co. (Chemicals)	41		2,693
The Timken Co. (Machinery)	57		7,840

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Mid-Cap ProFund  ::  53

Common Stocks, continued

	Shares	Value
The Toro Co. (Machinery)	88		$8,085
Thor Industries, Inc. (Automobiles)	48		3,599
Toast, Inc.*—Class A (Technology Services)	425		13,715
Toll Brothers, Inc. (Household Durables)	86		12,546
TransUnion (Professional Services)	174		13,681
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	56		4,257
Trex Co., Inc.* (Building Products)	94		4,076
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	94		10,851
Twilio, Inc.*—Class A (Software)	137		27,038
TXNM Energy, Inc. (Electric Utilities)	90		5,213
UFP Industries, Inc. (Building Products)	51		4,424
UGI Corp. (Gas Utilities)	194		7,007
UiPath, Inc.*—Class A (Software)	387		4,938
UL Solutions, Inc.—Class A (Professional Services)	70		6,415
UMB Financial Corp. (Banks)	65		9,472
United Bankshares, Inc. (Banks)	124		6,008
United Therapeutics Corp.* (Biotechnology)	38		19,672
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	39		3,126
Unum Group (Insurance)	133		11,453
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	199		20,018
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	32		4,780
Valaris, Ltd.* (Energy Equipment & Services)	58		4,593
Valley National Bancorp (Banks)	431		6,159
Valmont Industries, Inc. (Construction & Engineering)	18		8,671
Valvoline, Inc.* (Specialty Retail)	115		4,417
VF Corp. (Textiles, Apparel & Luxury Goods)	297		4,253
Viavi Solutions, Inc.* (Communications Equipment)	212		7,833
Vicor Corp.* (Electrical Equipment)	21		4,355
Viper Energy, Inc.—Class A (Oil & Gas Producers)	176		7,851
Visteon Corp. (Automobile Components)	24		2,509
Vontier Corp. (Electronic Equipment, Instruments & Components)	127		4,081
Vornado Realty Trust (Office REITs)	143		5,632
Voya Financial, Inc. (Financial Services)	82		8,152
Warner Music Group Corp.—Class A (Entertainment)	132		3,427
Watsco, Inc. (Trading Companies & Distributors)	32		9,898
Watts Water Technologies, Inc.—Class A (Machinery)	25		8,645
Weatherford International PLC (Energy Equipment & Services)	65		5,706
Webster Financial Corp. (Banks)	147		11,351
WESCO International, Inc. (Trading Companies & Distributors)	44		15,113
Western Alliance Bancorp (Banks)	93		7,486
Westlake Corp. (Chemicals)	30		2,115
WEX, Inc.* (Financial Services)	31		5,796

Common Stocks, continued

	Shares	Value
Whirlpool Corp. (Household Durables)	59		$2,213
Wingstop, Inc. (Hotels, Restaurants & Leisure)	25		3,237
Wintrust Financial Corp. (Banks)	61		9,732
Woodward, Inc. (Aerospace & Defense)	54		19,481
WP Carey, Inc. (Equity REIT—Diversified)	202		14,867
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	68		5,090
XPO, Inc.* (Ground Transportation)	106		21,302
YETI Holdings, Inc.* (Leisure Products)	69		3,377
Zions Bancorp N.A. (Banks)	133		9,270
TOTAL COMMON STOCKS (Cost $1,617,009)		3,220,942

Repurchase Agreements(b)(c) (64.5%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $5,839,704		$5,838,000		$5,838,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,838,000)				5,838,000

Collateral for Securities Loaned(d)(NM)

	Shares		Value
Invesco Government & Agency Portfolio— Institutional Shares, 3.75%(e)		2,695		$2,695
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,695)				2,695
TOTAL INVESTMENT SECURITIES (Cost $7,457,704)—100.1%				9,061,637
Net other assets (liabilities)—(0.1)%				(5,063)
NET ASSETS—100.0%				$9,056,574
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $2,597.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $588,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

54  ::  Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International		8/27/26		4.28%	$5,666,939	$(16,336)
S&P MidCap 400	UBS AG		8/27/26		4.68%	168,951	(3,056)
						$5,835,890	$(19,392)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$91,777		0.9%
Air Freight & Logistics		5,217		0.1%
Automobile Components		32,388		0.4%
Automobiles		5,930		0.1%
Banks		199,382		2.3%
Beverages		15,042		0.2%
Biotechnology		108,485		1.2%
Broadline Retail		9,973		0.1%
Building Products		58,746		0.6%
Capital Markets		76,236		0.8%
Chemicals		50,826		0.6%
Commercial Services & Supplies		51,080		0.6%
Communications Equipment		7,833		0.1%
Construction & Engineering		71,618		0.8%
Construction Materials		9,470		0.1%
Consumer Finance		22,505		0.2%
Consumer Staples Distribution & Retail		65,386		0.8%
Containers & Packaging		32,509		0.4%
Diversified Consumer Services		27,789		0.3%
Electric Utilities		40,091		0.4%
Electrical Equipment		72,287		0.8%
Electronic Equipment, Instruments & Components		114,943		1.3%
Energy Equipment & Services		42,483		0.5%
Entertainment		20,683		0.2%
Equity REIT—Diversified		14,867		0.2%
Financial Services		49,234		0.5%
Food Products		20,683		0.2%
Gas Utilities		33,278		0.4%
Ground Transportation		56,321		0.6%
Health Care Equipment & Supplies		39,591		0.4%
Health Care Providers & Services		79,502		0.9%
Health Care REITs		43,743		0.4%
Health Care Technology		2,530		NM
Home & Office Products		10,353		0.1%
Hotel & Resort REITs		2,741		NM
Hotels, Restaurants & Leisure		67,320		0.7%
Household Durables		30,305		0.3%
Independent Power/Renewable Electricity Producers		5,464		0.1%
Industrial REITs		32,429		0.4%
Industrial Support Services		13,848		0.2%
Insurance		120,306		1.4%
Interactive Media & Services		10,468		0.1%

	Value		% of Net Assets
IT Services		$33,033		0.4%
Leisure Facilities & Services		13,506		0.1%
Leisure Products		15,293		0.2%
Life Sciences Tools & Services		70,766		0.8%
Machinery		178,971		1.9%
Marine Transportation		6,295		0.1%
Media		20,953		0.3%
Metals & Mining		131,193		1.4%
Mortgage REITs		20,097		0.2%
Multi-Utilities		8,763		0.1%
Office REITs		17,971		0.2%
Oil & Gas Producers		7,851		0.1%
Oil, Gas & Consumable Fuels		108,284		1.2%
Paper & Forest Products		4,201		NM
Passenger Airlines		13,939		0.2%
Personal Care Products		4,393		NM
Pharmaceuticals		26,332		0.3%
Professional Services		73,776		0.8%
Real Estate Management & Development		14,911		0.2%
Residential REITs		24,586		0.3%
Retail—Discretionary		3,662		NM
Retail REITs		30,680		0.3%
Semiconductors & Semiconductor Equipment		135,117		1.4%
Software		128,182		1.5%
Specialized REITs		42,330		0.5%
Specialty Retail		102,827		1.2%
Technology Hardware, Storage & Peripherals		22,071		0.2%
Technology Services		13,715		0.1%
Textiles, Apparel & Luxury Goods		16,680		0.2%
Trading Companies & Distributors		54,661		0.6%
Water Utilities		10,241		0.1%
Other**	5,835,632			64.4%
Total		$9,056,574		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Mid-Cap Value ProFund  ::  55

Common Stocks (99.6%)

	Shares	Value
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	38		$3,783
Acuity, Inc. (Electrical Equipment)	14		4,597
Advanced Drainage Systems, Inc. (Building Products)	45		6,232
AECOM (Construction & Engineering)	103		7,456
AGCO Corp. (Machinery)	86		8,786
Agree Realty Corp. (Retail REITs)	94		7,313
Alaska Air Group, Inc.* (Passenger Airlines)	159		7,545
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)	509		5,894
Alcoa Corp. (Metals & Mining)	377		17,063
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	66		2,739
Allison Transmission Holdings, Inc. (Machinery)	62		7,101
Ally Financial, Inc. (Consumer Finance)	399		17,289
American Airlines Group, Inc.* (Passenger Airlines)	946		14,445
American Financial Group, Inc. (Insurance)	59		8,361
American Healthcare REIT, Inc. (Health Care REITs)	107		5,949
American Homes 4 Rent—Class A (Residential REITs)	453		15,138
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	85		4,239
Annaly Capital Management, Inc. (Mortgage REITs)	1,048		23,811
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	421		15,215
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	24		8,285
AptarGroup, Inc. (Containers & Packaging)	91		12,190
Aramark (Hotels, Restaurants & Leisure)	376		21,421
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	73		15,809
Ashland, Inc. (Chemicals)	65		4,720
Associated Banc-Corp. (Banks)	234		7,226
Autoliv, Inc. (Automobile Components)	37		4,557
AutoNation, Inc.* (Specialty Retail)	36		7,646
Avantor, Inc.* (Life Sciences Tools & Services)	976		13,449
Avient Corp. (Chemicals)	131		4,758
Avis Budget Group, Inc.* (Ground Transportation)	7		962
Avnet, Inc. (Electronic Equipment, Instruments & Components)	117		10,394
Axalta Coating Systems, Ltd.* (Chemicals)	306		10,958
Bank OZK (Banks)	147		7,541
Bath & Body Works, Inc. (Retail—Discretionary)	288		5,795
Belden, Inc. (Electronic Equipment, Instruments & Components)	30		3,722
Bentley Systems, Inc.—Class B (Software)	79		2,800
BILL Holdings, Inc.* (Software)	65		2,933
BioMarin Pharmaceutical, Inc.* (Biotechnology)	119		7,142
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	12		3,906
BJ’s Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	183		17,894
Black Hills Corp. (Multi-Utilities)	109		7,762

Common Stocks, continued

	Shares	Value
Booz Allen Hamilton Holding Corporation (Professional Services)	172		$11,992
BorgWarner, Inc. (Automobile Components)	293		18,676
Brighthouse Financial, Inc.* (Insurance)	82		5,077
Brixmor Property Group, Inc. (Retail REITs)	237		7,468
Bruker Corp. (Life Sciences Tools & Services)	75		4,713
Brunswick Corp. (Leisure Products)	93		7,348
Burlington Stores, Inc.* (Specialty Retail)	35		12,897
Cabot Corp. (Chemicals)	74		6,513
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	89		1,418
Carlisle Cos., Inc. (Building Products)	33		11,877
Cava Group, Inc.* (Leisure Facilities & Services)	83		5,414
Chemed Corp. (Health Care Providers & Services)	10		5,323
Chewy, Inc.*—Class A (Specialty Retail)	113		2,554
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	12		1,338
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	80		11,230
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	31		4,010
Clean Harbors, Inc.* (Commercial Services & Supplies)	35		10,950
Cleveland-Cliffs, Inc.* (Metals & Mining)	815		9,389
CNH Industrial N.V. (Machinery)	1,259		12,904
CNO Financial Group, Inc. (Insurance)	133		7,327
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	202		7,232
Cognex Corp. (Electronic Equipment, Instruments & Components)	119		7,764
Columbia Banking System, Inc. (Banks)	414		12,946
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	34		2,019
Commerce Bancshares, Inc. (Banks)	194		11,498
Commercial Metals Co. (Metals & Mining)	159		10,926
CommVault Systems, Inc.* (Software)	23		2,709
COPT Defense Properties (Office REITs)	94		3,568
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	151		6,639
Corebridge Financial, Inc (Financial Services)	346		10,792
Cousins Properties, Inc. (Office REITs)	235		7,414
Crane Co. (Machinery)	34		7,258
Crane NXT Co. (Electronic Equipment, Instruments & Components)	40		2,078
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	41		5,248
Crown Holdings, Inc. (Containers & Packaging)	158		18,620
CubeSmart (Specialized REITs)	178		7,380
Cullen/Frost Bankers, Inc. (Banks)	45		7,485
Cytokinetics, Inc.* (Biotechnology)	89		6,865
Darling Ingredients, Inc.* (Food Products)	227		13,766
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	286		3,824
Dick’s Sporting Goods, Inc. (Specialty Retail)	57		11,167
DocuSign, Inc.* (Software)	114		6,251
Dolby Laboratories, Inc.—Class A (Software)	47		2,764
Donaldson Co., Inc. (Machinery)	55		5,183
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	41		5,658
Duolingo, Inc.* (Diversified Consumer Services)	18		2,427

See accompanying notes to financial statements.

56  ::  Mid-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Dutch Bros, Inc.*—Class A (Leisure Facilities & Services)	80		$5,266
Eagle Materials, Inc. (Construction Materials)	22		4,509
East West Bancorp, Inc. (Banks)	96		12,576
EastGroup Properties, Inc. (Industrial REITs)	29		6,061
elf Beauty, Inc.* (Personal Care Products)	28		2,321
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	131		15,595
Envista Holdings Corp.* (Health Care Equipment & Supplies)	233		6,362
EPR Properties (Specialized REITs)	52		3,228
Equitable Holdings, Inc. (Financial Services)	209		9,959
Equity LifeStyle Properties, Inc. (Residential REITs)	136		8,850
Esab Corp. (Machinery)	46		3,980
Essent Group, Ltd. (Financial Services)	76		5,013
Essential Utilities, Inc. (Water Utilities)	405		16,139
Euronet Worldwide, Inc.* (Financial Services)	51		3,638
Evercore, Inc. (Capital Markets)	21		6,732
Exponent, Inc. (Professional Services)	33		2,206
F.N.B. Corp. (Banks)	509		9,620
Fidelity National Financial, Inc. (Insurance)	362		18,676
First American Financial Corp. (Insurance)	146		10,949
First Financial Bankshares, Inc. (Banks)	108		3,795
First Horizon Corp. (Banks)	679		17,410
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	155		8,923
Fluor Corp.* (Construction & Engineering)	200		10,034
Fortune Brands Innovations, Inc. (Building Products)	73		3,596
FTI Consulting, Inc.* (Professional Services)	25		3,985
GameStop Corp.*—Class A (Specialty Retail)	590		12,815
Gaming and Leisure Properties, Inc. (Specialized REITs)	223		9,988
GATX Corp. (Trading Companies & Distributors)	21		3,756
Genpact, Ltd. (Professional Services)	119		4,185
Gentex Corp. (Automobile Components)	183		4,275
Glacier Bancorp, Inc. (Banks)	184		9,069
Graco, Inc. (Machinery)	116		9,208
Graham Holdings Co.—Class B (Diversified Consumer Services)	2		2,407
Graphic Packaging Holding Co. (Containers & Packaging)	423		4,539
Greif, Inc.—Class A (Containers & Packaging)	35		3,029
GXO Logistics, Inc.* (Air Freight & Logistics)	164		8,226
H&R Block, Inc. (Diversified Consumer Services)	87		3,831
Haemonetics Corp.* (Health Care Equipment & Supplies)	27		2,310
Hamilton Lane, Inc.—Class A (Capital Markets)	27		2,401
Hancock Whitney Corp. (Banks)	116		8,932
Harley-Davidson, Inc. (Automobiles)	150		3,681
Healthcare Realty Trust, Inc. (Health Care REITs)	495		10,401
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	219		20,032
Home BancShares, Inc. (Banks)	268		8,327
Houlihan Lokey, Inc. (Capital Markets)	36		4,518
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	18		3,133
IDACORP, Inc. (Electric Utilities)	38		5,431

Common Stocks, continued

	Shares	Value
Illumina, Inc.* (Life Sciences Tools & Services)	99		$20,305
Independence Realty Trust, Inc. (Residential REITs)	336		5,588
Ingredion, Inc. (Food Products)	90		8,951
International Bancshares Corp. (Banks)	41		3,138
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	36		3,062
Jefferies Financial Group, Inc. (Capital Markets)	234		12,775
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	66		23,432
KB Home (Household Durables)	90		4,947
KBR, Inc. (Professional Services)	181		6,626
Kilroy Realty Corp. (Office REITs)	153		5,939
Kirby Corp.* (Marine Transportation)	41		5,377
Kite Realty Group Trust (Retail REITs)	290		8,299
Knife River Corp.* (Construction Materials)	49		3,585
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	232		16,131
Kyndryl Holdings, Inc.* (IT Services)	322		4,363
Lamar Advertising Co.—Class A (Specialized REITs)	50		7,998
Lancaster Colony Corp. (Food Products)	15		1,603
Landstar System, Inc. (Ground Transportation)	49		8,564
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	29		2,890
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	80		9,941
Lear Corp. (Automobile Components)	72		9,406
Lincoln Electric Holdings, Inc. (Machinery)	25		6,533
Lithia Motors, Inc.—Class A (Specialty Retail)	33		12,719
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	21		9,285
Louisiana-Pacific Corp. (Paper & Forest Products)	91		6,591
Macy’s, Inc. (Broadline Retail)	377		9,357
Manhattan Associates, Inc.* (Software)	33		6,315
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	235		10,481
Matador Resources Co. (Oil, Gas & Consumable Fuels)	167		8,332
Mattel, Inc.* (Leisure Products)	249		3,757
Maximus, Inc. (Professional Services)	35		2,109
MGIC Investment Corp. (Financial Services)	148		4,446
MKS, Inc. (Semiconductors & Semiconductor Equipment)	28		8,329
Molina Healthcare, Inc.* (Health Care Providers & Services)	74		14,475
Morningstar, Inc. (Capital Markets)	16		3,081
MP Materials Corp.* (Metals & Mining)	79		3,268
MSA Safety, Inc. (Commercial Services & Supplies)	21		3,996
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	38		4,689
Mueller Industries, Inc. (Machinery)	89		5,910
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	193		7,670
Murphy USA, Inc. (Specialty Retail)	24		14,585
National Fuel Gas Co. (Gas Utilities)	52		4,280
New Jersey Resources Corp. (Gas Utilities)	144		8,336

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Mid-Cap Value ProFund  ::  57

Common Stocks, continued

	Shares	Value
New York Community Bancorp, Inc. (Banks)	429		$6,100
Nexstar Media Group, Inc. (Media)	18		3,430
Nextpower, Inc.*—Class A (Electrical Equipment)	74		6,650
NNN REIT, Inc. (Retail REITs)	155		7,366
NorthWestern Energy Group, Inc. (Multi-Utilities)	49		3,368
NOV, Inc. (Energy Equipment & Services)	513		9,968
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	27		3,849
Nutanix, Inc.*—Class A (Software)	152		8,970
OGE Energy Corp. (Electric Utilities)	295		13,969
Old National Bancorp (Banks)	492		13,107
Old Republic International Corp. (Insurance)	154		6,654
Olin Corp. (Chemicals)	163		3,017
Omega Healthcare Investors, Inc. (Health Care REITs)	196		9,923
ONE Gas, Inc. (Gas Utilities)	90		6,989
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	37		9,567
Oshkosh Corp. (Machinery)	48		6,836
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	394		24,608
Owens Corning (Building Products)	115		15,973
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	288		4,337
Parsons Corp.* (Professional Services)	25		1,105
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	120		8,674
Penske Automotive Group, Inc. (Specialty Retail)	26		5,650
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	225		25,738
Permian Resources Corp.—Class A (Oil, Gas & Consumable Fuels)	1,125		23,974
Pilgrim’s Pride Corp. (Food Products)	61		1,669
Pinnacle Financial Partners, Inc. (Banks)	215		22,624
Pinterest, Inc.*—Class A (Interactive Media & Services)	220		5,282
Polaris, Inc. (Leisure Products)	77		5,165
Portland General Electric Co. (Electric Utilities)	165		8,139
Post Holdings, Inc.* (Food Products)	57		5,210
Primerica, Inc. (Insurance)	19		6,079
Prosperity Bancshares, Inc. (Banks)	168		12,578
PVH Corp. (Textiles, Apparel & Luxury Goods)	66		5,720
Range Resources Corp. (Oil, Gas & Consumable Fuels)	337		13,527
Rayonier, Inc. (Specialized REITs)	396		8,625
Regal Rexnord Corp. (Electrical Equipment)	95		19,498
Reinsurance Group of America, Inc. (Insurance)	94		22,265
Reliance, Inc. (Metals & Mining)	73		29,646
RenaissanceRe Holdings, Ltd. (Insurance)	29		9,279
Repligen Corp.* (Life Sciences Tools & Services)	34		4,794
Rexford Industrial Realty, Inc. (Industrial REITs)	320		12,087
RH* (Specialty Retail)	22		3,641
RLI Corp. (Insurance)	131		8,022
Roivant Sciences, Ltd.* (Biotechnology)	271		9,190
RPM International, Inc. (Chemicals)	108		11,563
Ryan Specialty Holdings, Inc. (Insurance)	55		2,429
Ryder System, Inc. (Ground Transportation)	55		14,103

Common Stocks, continued

	Shares	Value
Saia, Inc.* (Ground Transportation)	38		$13,210
Science Applications International Corp. (Professional Services)	62		7,262
SEI Investments Co. (Capital Markets)	54		5,561
Selective Insurance Group, Inc. (Insurance)	86		8,152
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	40		4,713
Sensata Technologies Holding PLC (Electrical Equipment)	208		9,628
Service Corp. International (Diversified Consumer Services)	93		8,015
SharkNinja, Inc.* (Home & Office Products)	101		16,339
Shift4 Payments, Inc.*—Class A (Financial Services)	29		1,537
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	22		4,785
Silgan Holdings, Inc. (Containers & Packaging)	125		4,998
Simpson Manufacturing Co., Inc. (Building Products)	30		5,632
Sirius XM Holdings, Inc. (Media)	269		7,968
SLM Corp. (Consumer Finance)	121		3,145
Solstice Advanced Materials, Inc. (Chemicals)	107		6,438
Sonoco Products Co. (Containers & Packaging)	141		7,947
SouthState Bank Corp. (Banks)	140		14,713
Southwest Gas Holdings, Inc. (Gas Utilities)	92		8,225
Spire, Inc. (Gas Utilities)	48		3,833
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	81		7,060
STAG Industrial, Inc. (Industrial REITs)	107		4,094
STANDARDAERO INC* (Aerospace & Defense)	103		3,019
Starwood Property Trust, Inc. (Mortgage REITs)	498		7,958
Stifel Financial Corp. (Capital Markets)	99		8,208
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	55		5,903
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	107		27,359
Terex Corp. (Machinery)	163		10,243
Texas Capital Bancshares, Inc. (Banks)	32		3,163
The Boston Beer Co., Inc.*—Class A (Beverages)	11		2,015
The Brink’s Co. (Commercial Services & Supplies)	17		2,014
The Carlyle Group, Inc. (Capital Markets)	226		10,401
The Gap, Inc. (Specialty Retail)	319		6,409
The Hanover Insurance Group, Inc. (Insurance)	29		6,746
The Middleby Corp.* (Machinery)	59		7,881
The Scotts Miracle-Gro Co. (Chemicals)	64		4,204
The Timken Co. (Machinery)	90		12,380
The Toro Co. (Machinery)	139		12,770
Thor Industries, Inc. (Automobiles)	75		5,623
Toll Brothers, Inc. (Household Durables)	135		19,695
TransUnion (Professional Services)	132		10,378
Trex Co., Inc.* (Building Products)	149		6,461
TXNM Energy, Inc. (Electric Utilities)	84		4,865
UFP Industries, Inc. (Building Products)	81		7,026
UGI Corp. (Gas Utilities)	306		11,053
UiPath, Inc.*—Class A (Software)	147		1,876
UMB Financial Corp. (Banks)	102		14,864
United Bankshares, Inc. (Banks)	197		9,545
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	35		2,806

See accompanying notes to financial statements.

58  ::  Mid-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Unum Group (Insurance)	210		$18,083
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	315		31,686
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	26		3,884
Valley National Bancorp (Banks)	681		9,731
Valmont Industries, Inc. (Construction & Engineering)	11		5,299
VF Corp. (Textiles, Apparel & Luxury Goods)	470		6,730
Viper Energy, Inc.—Class A (Oil & Gas Producers)	278		12,402
Visteon Corp. (Automobile Components)	38		3,973
Vontier Corp. (Electronic Equipment, Instruments & Components)	113		3,631
Vornado Realty Trust (Office REITs)	226		8,903
Voya Financial, Inc. (Financial Services)	130		12,925
Warner Music Group Corp.—Class A (Entertainment)	98		2,544
Watsco, Inc. (Trading Companies & Distributors)	50		15,465
Weatherford International PLC (Energy Equipment & Services)	60		5,267
Webster Financial Corp. (Banks)	232		17,915

Common Stocks, continued

	Shares	Value
WESCO International, Inc. (Trading Companies & Distributors)	70		$24,045
Western Alliance Bancorp (Banks)	146		11,752
Westlake Corp. (Chemicals)	48		3,384
WEX, Inc.* (Financial Services)	20		3,739
Whirlpool Corp. (Household Durables)	93		3,488
Wintrust Financial Corp. (Banks)	96		15,316
WP Carey, Inc. (Equity REIT—Diversified)	150		11,040
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	50		3,743
YETI Holdings, Inc.* (Leisure Products)	44		2,153
Zions Bancorp N.A. (Banks)	210		14,637
TOTAL COMMON STOCKS (Cost $1,754,015)		2,488,918
TOTAL INVESTMENT SECURITIES (Cost $1,754,015)—99.6%			2,488,918
Net other assets (liabilities)—0.4%			9,505
NET ASSETS—100.0%			$2,498,423
*
Non-income producing security.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Mid-Cap Value ProFund  ::  59

Mid-Cap Value ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$3,019		0.1%
Air Freight & Logistics		8,226		0.3%
Automobile Components		40,887		1.6%
Automobiles		9,304		0.4%
Banks		285,608		11.4%
Beverages		2,015		0.1%
Biotechnology		23,197		0.9%
Broadline Retail		9,357		0.4%
Building Products		56,797		2.3%
Capital Markets		53,677		2.1%
Chemicals		55,555		2.2%
Commercial Services & Supplies		16,960		0.7%
Construction & Engineering		22,789		0.9%
Construction Materials		8,094		0.3%
Consumer Finance		20,434		0.8%
Consumer Staples Distribution & Retail		98,753		4.0%
Containers & Packaging		51,323		2.1%
Diversified Consumer Services		16,680		0.7%
Electric Utilities		32,404		1.3%
Electrical Equipment		40,373		1.6%
Electronic Equipment, Instruments & Components		86,953		3.5%
Energy Equipment & Services		15,235		0.6%
Entertainment		2,544		0.1%
Equity REIT—Diversified		11,040		0.4%
Financial Services		52,049		2.1%
Food Products		31,199		1.2%
Gas Utilities		42,716		1.8%
Ground Transportation		52,970		2.1%
Health Care Equipment & Supplies		15,386		0.6%
Health Care Providers & Services		19,798		0.8%
Health Care REITs		26,273		1.1%
Home & Office Products		16,339		0.7%
Hotel & Resort REITs		4,337		0.2%
Hotels, Restaurants & Leisure		33,519		1.3%
Household Durables		28,130		1.1%
Industrial REITs		22,242		0.9%
Insurance		138,099		5.5%

	Value		% of Net Assets
Interactive Media & Services		$5,282		0.2%
IT Services		4,363		0.2%
Leisure Facilities & Services		10,680		0.4%
Leisure Products		18,423		0.7%
Life Sciences Tools & Services		47,167		1.9%
Machinery		116,973		4.7%
Marine Transportation		5,377		0.2%
Media		11,398		0.5%
Metals & Mining		70,292		2.8%
Mortgage REITs		31,769		1.3%
Multi-Utilities		11,130		0.4%
Office REITs		25,824		1.0%
Oil & Gas Producers		12,402		0.5%
Oil, Gas & Consumable Fuels		146,152		5.9%
Paper & Forest Products		6,591		0.3%
Passenger Airlines		21,990		0.9%
Personal Care Products		2,321		0.1%
Professional Services		49,848		2.0%
Real Estate Management & Development		23,432		0.9%
Residential REITs		29,576		1.2%
Retail—Discretionary		5,795		0.2%
Retail REITs		30,446		1.2%
Semiconductors & Semiconductor Equipment		72,627		2.9%
Software		34,618		1.4%
Specialized REITs		37,219		1.5%
Specialty Retail		102,789		4.2%
Textiles, Apparel & Luxury Goods		21,135		0.8%
Trading Companies & Distributors		62,879		2.5%
Water Utilities		16,139		0.6%
Other**	9,505			0.4%
Total		$2,498,423		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

60  ::  Nasdaq-100 ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (68.3%)

	Shares	Value
Adobe, Inc.* (Software)	1,238		$310,008
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,992		2,376,941
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,280		193,946
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	409		84,058
Alphabet, Inc.—Class A (Interactive Media & Services)	6,459		2,300,244
Alphabet, Inc.—Class C (Interactive Media & Services)	6,051		2,158,089
Amazon.com, Inc.* (Broadline Retail)	11,930		3,239,950
American Electric Power Co., Inc. (Electric Utilities)	1,666		212,998
Amgen, Inc. (Biotechnology)	1,652		636,284
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,491		547,808
Apple, Inc. (Technology Hardware, Storage & Peripherals)	16,289		5,031,836
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,431		1,234,146
AppLovin Corp.*—Class A (Software)	936		370,562
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	1,298		311,118
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	281		457,749
Astera Labs, Inc.* (Semiconductors & Semiconductor Equipment)	525		163,396
Autodesk, Inc.* (Software)	646		151,293
Automatic Data Processing, Inc. (Professional Services)	1,224		326,147
Axon Enterprise, Inc.* (Aerospace & Defense)	247		130,357
Baker Hughes Co. (Energy Equipment & Services)	3,037		183,708
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	2,372		457,559
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	5,258		2,046,834
Cadence Design Systems, Inc.* (Software)	844		286,977
Cintas Corp. (Commercial Services & Supplies)	1,225		250,672
Cisco Systems, Inc. (Communications Equipment)	12,067		1,399,651
Coca-Cola European Partners PLC (Beverages)	1,365		149,413
Comcast Corp.—Class A (Media)	10,908		261,356
Constellation Energy Corp. (Electric Utilities)	1,106		290,602
Copart, Inc.* (Commercial Services & Supplies)	2,835		82,555
CoreWeave, Inc.*—Class A (IT Services)	1,370		98,325
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,358		1,292,667
Crowdstrike Holdings, Inc.*—Class A (Software)	3,116		594,720
CSX Corp. (Ground Transportation)	5,689		286,726
Datadog, Inc.*—Class A (Software)	1,013		271,454
Dexcom, Inc.* (Health Care Equipment & Supplies)	1,181		98,554
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	861		174,740

Common Stocks, continued

	Shares	Value
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,259		$246,965
Electronic Arts, Inc. (Entertainment)	768		161,172
Exelon Corp. (Electric Utilities)	3,133		143,554
Fastenal Co. (Trading Companies & Distributors)	3,515		167,701
Ferrovial SE (Construction & Engineering)	2,203		143,415
Fortinet, Inc.* (Software)	2,243		363,254
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	1,393		94,752
Gilead Sciences, Inc. (Biotechnology)	3,801		494,928
Honeywell Aerospace, Inc.* (Aerospace & Defense)	970		200,538
Honeywell International, Inc. (Industrial Conglomerates)	970		235,759
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	242		135,295
Intel Corp.* (Semiconductors & Semiconductor Equipment)	15,388		1,387,998
Intuit, Inc. (Software)	837		264,551
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,084		383,010
Keurig Dr Pepper, Inc. (Beverages)	4,166		129,646
KLA Corp. (Semiconductors & Semiconductor Equipment)	3,999		731,097
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	3,829		1,121,973
Linde PLC (Chemicals)	1,416		677,386
Lumentum Holdings, Inc.* (Communications Equipment)	238		169,918
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	807		300,874
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,678		502,286
MercadoLibre, Inc.* (Broadline Retail)	155		291,082
Meta Platforms, Inc.—Class A (Interactive Media & Services)	3,284		1,828,236
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,660		123,321
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,453		2,841,922
Microsoft Corp. (Software)	8,238		3,828,362
Mondelez International, Inc.—Class A (Food Products)	3,930		244,878
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	150		213,905
Monster Beverage Corp.* (Beverages)	2,994		288,562
Nebius Group N.V.*—Class A (Software)	675		128,527
Netflix, Inc.* (Entertainment)	12,891		924,413
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	26,839		5,387,928
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	773		177,141
Old Dominion Freight Line, Inc. (Ground Transportation)	637		135,133
O’Reilly Automotive, Inc.* (Specialty Retail)	2,537		226,681
PACCAR, Inc. (Machinery)	1,611		213,747
Palantir Technologies, Inc.*—Class A (Software)	7,030		865,112

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Nasdaq-100 ProFund  ::  61

Common Stocks, continued

	Shares		Value
Palo Alto Networks, Inc.* (Software)		2,498		$828,911
Paychex, Inc. (Professional Services)		1,097		128,173
PayPal Holdings, Inc. (Financial Services)		2,701		154,524
PDD Holdings, Inc.*ADR (Broadline Retail)		2,045		181,105
PepsiCo, Inc. (Beverages)		4,185		584,058
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)		3,227		476,337
Regeneron Pharmaceuticals, Inc. (Biotechnology)		315		240,228
Rocket Lab Corp* (Aerospace & Defense)		1,772		115,091
Roper Technologies, Inc. (Software)		309		121,119
Ross Stores, Inc. (Specialty Retail)		986		247,555
Sandisk Corp.* (Semiconductors)		453		550,318
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)		687		588,161
Shopify, Inc.*—Class A (IT Services)		3,734		437,438
Space Exploration Technologies Corporation*(a)—Class A (Diversified Telecommunication Services)		5,768		625,078
Starbucks Corp. (Hotels, Restaurants & Leisure)		3,489		367,217
Strategy, Inc.*—Class A (Software)		1,013		94,493
Synopsys, Inc.* (Software)		586		227,813
Take-Two Interactive Software, Inc.* (Entertainment)		568		137,979
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)		479		176,124
Tesla, Inc.* (Automobiles)		5,540		1,724,103
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)		2,786		768,212
The Kraft Heinz Co. (Food Products)		3,630		93,836
Thomson Reuters Corporation (Technology Services)		1,167		114,518
T-Mobile U.S., Inc. (Wireless Telecommunication Services)		3,313		572,188
Vertex Pharmaceuticals, Inc.* (Biotechnology)		777		370,707
Walmart, Inc. (Consumer Staples Distribution & Retail)		14,935		1,660,772
Warner Bros. Discovery, Inc.* (Entertainment)		7,676		201,879
Western Digital Corp. (Technology Hardware, Storage & Peripherals)		1,055		574,806
Workday, Inc.*—Class A (Software)		615		98,609
Xcel Energy, Inc. (Electric Utilities)		1,911		149,440
TOTAL COMMON STOCKS (Cost $16,520,708)				66,849,257

Repurchase Agreements(b)(c) (59.0%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $57,791,862		$57,775,000		$57,775,000
TOTAL REPURCHASE AGREEMENTS (Cost $57,775,000)				57,775,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.75%(e)	627,548		$627,548
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $627,548)			627,548
TOTAL INVESTMENT SECURITIES (Cost $74,923,256)—127.9%			125,251,805
Net other assets (liabilities)—(27.9)%			(27,305,886)
NET ASSETS—100.0%			$97,945,919
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $593,651.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $5,546,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
ADR
American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
E-mini Nasdaq‑100 Futures Contracts	20	9/21/26		$11,361,700		$(461,614)

See accompanying notes to financial statements.

62  ::  Nasdaq-100 ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq‑100 Index	Goldman Sachs International	8/27/26		4.68%		$8,435,608		$227,872
Nasdaq‑100 Index	UBS AG	8/27/26		4.68%	11,357,746		254,824
					$19,793,354		$482,696
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq‑100 ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$445,986		0.5%
Automobiles		1,724,103		1.8%
Beverages		1,151,679		1.2%
Biotechnology		1,826,205		1.9%
Broadline Retail		3,712,137		3.7%
Chemicals		677,386		0.7%
Commercial Services & Supplies		333,227		0.3%
Communications Equipment		1,569,569		1.6%
Construction & Engineering		143,415		0.1%
Consumer Staples Distribution & Retail		2,953,439		3.0%
Diversified Telecommunication Services		625,078		0.6%
Electric Utilities		796,594		0.8%
Energy Equipment & Services		183,708		0.2%
Entertainment		1,425,443		1.5%
Financial Services		154,524		0.2%
Food Products		338,714		0.3%
Ground Transportation		421,859		0.4%
Health Care Equipment & Supplies		711,611		0.7%
Hotels, Restaurants & Leisure		1,566,561		1.6%
Industrial Conglomerates		235,759		0.2%
Interactive Media & Services		6,286,569		6.4%

	Value	% of Net Assets
IT Services	$535,763	0.5%
Machinery	213,747	0.2%
Media	261,356	0.3%
Oil, Gas & Consumable Fuels	174,740	0.2%
Professional Services	454,320	0.6%
Semiconductors	550,318	0.6%
Semiconductors & Semiconductor Equipment	21,046,236	21.5%
Software	8,805,765	9.0%
Specialty Retail	474,236	0.5%
Technology Hardware, Storage & Peripherals	6,194,803	6.3%
Technology Services	114,518	0.1%
Trading Companies & Distributors	167,701	0.2%
Wireless Telecommunication Services	572,188	0.6%
Other**	31,096,662	31.7%
Total	$97,945,919	100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Oil & Gas Equipment & Services UltraSector ProFund  ::  63

Common Stocks (79.0%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	9,952		$355,884
Atlas Energy Solutions, Inc.(a) (Energy Equipment & Services)	16,480		177,819
Baker Hughes Co. (Energy Equipment & Services)	5,636		340,922
Bristow Group, Inc. (Energy Equipment & Services)	2,917		132,198
Cactus, Inc.—Class A (Energy Equipment & Services)	6,115		397,536
Core Laboratories, Inc. (Energy Equipment & Services)	6,694		71,224
Expro Ltd.* (Energy Equipment & Services)	15,009		239,394
Flowco Holdings, Inc.—Class A (Oil & Gas Services & Equipment)	7,352		150,348
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	2,376		148,904
Halliburton Co. (Energy Equipment & Services)	8,940		288,315
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	25,444		241,972
Helmerich & Payne, Inc. (Energy Equipment & Services)	9,022		311,891
Innovex International, Inc.* (Energy Equipment & Services)	5,711		160,365
Kodiak Gas Services, Inc. (Energy Equipment & Services)	5,342		313,629
Liberty Energy, Inc. (Energy Equipment & Services)	12,582		235,409
Nabors Industries, Ltd.* (Energy Equipment & Services)	2,893		247,843
Natural Gas Services Group, Inc. (Energy Equipment & Services)	1,265		46,350
Noble Corp. PLC (Energy Equipment & Services)	7,676		325,462
NOV, Inc. (Energy Equipment & Services)	16,849		327,376
Oceaneering International, Inc.* (Energy Equipment & Services)	9,038		440,874
Oil States International, Inc.* (Energy Equipment & Services)	12,315		99,875
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	29,549		309,674
ProPetro Holding Corp.* (Energy Equipment & Services)	21,568		239,405
RPC, Inc. (Energy Equipment & Services)	17,957		100,739
Seadrill, Ltd.* (Energy Equipment & Services)	7,926		355,402
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	19,303		357,492
SLB, Ltd. (Energy Equipment & Services)	6,399		317,326
Solaris Energy Infrastructure, Inc.—Class A (Energy Equipment & Services)	5,205		267,589
TechnipFMC PLC (Energy Equipment & Services)	5,078		363,889
TETRA Technologies, Inc.* (Energy Equipment & Services)	18,269		140,671
Tidewater, Inc.* (Energy Equipment & Services)	4,836		362,990

Common Stocks, continued

	Shares	Value
Transocean, Ltd.* (Energy Equipment & Services)	59,099		$314,407
Valaris, Ltd.* (Energy Equipment & Services)	3,992		316,126
Weatherford International PLC (Energy Equipment & Services)	3,624		318,151
TOTAL COMMON STOCKS (Cost $4,185,952)			8,817,451

Repurchase Agreements(b)(c) (22.6%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $2,521,736		$2,521,000		$2,521,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,521,000)				2,521,000

Collateral for Securities Loaned(d) (1.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.75%(e)	138,009		$138,009
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $138,009)		138,009
TOTAL INVESTMENT SECURITIES (Cost $6,844,961)—102.8%			11,476,460
Net other assets (liabilities)—(2.8)%			(312,323)
NET ASSETS—100.0%			$11,164,137
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $138,522.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $2,041,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.

See accompanying notes to financial statements.

64  ::  Oil & Gas Equipment & Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Oil & Gas Equipment & Services Select Sector Index	Goldman Sachs International	8/24/26		4.38%		$3,802,544	$(94,009)
S&P Oil & Gas Equipment & Services Select Sector Index	UBS AG	8/24/26		4.68%	4,159,177		(104,315)
					$7,961,721		$(198,324)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Energy Equipment & Services		$8,667,103		77.7%
Oil & Gas Services & Equipment		150,348		1.3%
Other**	2,346,686			21.0%
Total	$11,164,137			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Pharmaceuticals UltraSector ProFund  ::  65

Common Stocks (70.8%)

	Shares	Value
Aclaris Therapeutics, Inc.* (Biotech & Pharma)	10,166		$52,863
Alto Neuroscience, Inc.* (Pharmaceuticals)	2,671		72,304
Alumis, Inc.* (Pharmaceuticals)	4,577		129,300
Amneal Pharmaceuticals, Inc.* (Biotech & Pharma)	5,993		109,792
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	3,730		74,376
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	6,821		138,535
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,122		88,907
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	11,061		40,870
Arvinas, Inc.* (Pharmaceuticals)	9,028		72,495
AtaiBeckley, Inc.* (Pharmaceuticals)	24,288		174,388
Axsome Therapeutics, Inc.* (Pharmaceuticals)	373		81,310
BioAge Labs, Inc.* (Pharmaceuticals)	3,681		33,276
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,651		107,827
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	2,638		93,359
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,175		134,526
CorMedix, Inc.* (Pharmaceuticals)	7,721		58,139
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	2,675		223,417
Definium Therapeutics, Inc.* (Pharmaceuticals)	3,950		171,904
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	2,789		107,181
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,014		105,849
Eli Lilly & Co. (Pharmaceuticals)	81		93,056
Enliven Therapeutics, Inc.* (Pharmaceuticals)	2,481		135,984
Eton Pharmaceuticals, Inc.* (Biotech & Pharma)	2,169		100,685
Evolus, Inc.* (Pharmaceuticals)	4,569		26,683
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	7,446		91,214
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	11,341		40,601
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	2,588		91,201
Harrow, Inc.* (Pharmaceuticals)	2,557		99,135
Indivior Pharmaceuticals, Inc.* (Pharmaceuticals)	2,410		96,424
Innoviva, Inc.* (Pharmaceuticals)	3,992		83,712
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	400		101,144
Johnson & Johnson (Pharmaceuticals)	385		98,695
LB Pharmaceuticals, Inc.* (Pharmaceuticals)	1,477		59,198
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	15,756		36,396
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	370		106,390
Liquidia Corp.* (Pharmaceuticals)	1,407		118,343
Maze Therapeutics, Inc.* (Biotechnology)	3,733		100,492
MBX Biosciences, Inc.* (Pharmaceuticals)	2,963		195,350

Common Stocks, continued

	Shares	Value
Merck & Co., Inc. (Pharmaceuticals)	771		$100,384
Nektar Therapeutics* (Pharmaceuticals)	1,617		114,273
Nuvation Bio, Inc.* (Pharmaceuticals)	20,045		126,885
Ocular Therapeutix, Inc.* (Pharmaceuticals)	10,504		85,818
Omeros Corp.* (Pharmaceuticals)	9,001		106,572
Organon & Co. (Pharmaceuticals)	6,862		92,980
Pacira BioSciences, Inc.* (Pharmaceuticals)	3,920		103,527
Perrigo Co. PLC (Pharmaceuticals)	8,219		83,094
Pfizer, Inc. (Pharmaceuticals)	3,586		89,686
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	5,895		51,581
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	2,460		89,372
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,869		93,861
Rapport Therapeutics, Inc.* (Pharmaceuticals)	2,076		85,074
Relmada Therapeutics, Inc.* (Pharmaceuticals)	9,199		48,847
Royalty Pharma PLC—Class A (Pharmaceuticals)	1,684		98,396
Septerna, Inc.* (Pharmaceuticals)	1,779		61,287
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,036		90,867
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,498		88,442
Theravance Biopharma, Inc.* (Pharmaceuticals)	3,386		57,088
Trevi Therapeutics, Inc.* (Pharmaceuticals)	6,851		125,031
VeraDermics, Inc.* (Pharmaceuticals)	987		103,635
Viatris, Inc. (Pharmaceuticals)	5,822		102,234
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	16,221		89,378
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	10,572		85,422
Zevra Therapeutics, Inc.* (Pharmaceuticals)	5,187		49,328
Zoetis, Inc. (Pharmaceuticals)	1,129		87,260
TOTAL COMMON STOCKS (Cost $4,255,056)		6,055,643

Repurchase Agreements(a)(b) (30.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $2,577,752		$2,577,000		$2,577,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,577,000)				2,577,000
TOTAL INVESTMENT SECURITIES (Cost $6,832,056)—100.9%				8,632,643
Net other assets (liabilities)—(0.9)%				(80,720)
NET ASSETS—100.0%				$8,551,923
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $882,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

66  ::  Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	8/24/26		4.38%		$4,206,556	$(47,152)
S&P Pharmaceuticals Select Industry Index	UBS AG	8/24/26		4.68%	2,597,024		(20,614)
					$6,803,580		$(67,766)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Biotech & Pharma		$263,340		3.1%
Biotechnology		360,305		4.2%
Pharmaceuticals		5,431,998		63.5%
Other**	2,496,280			29.2%
Total		$8,551,923		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Precious Metals UltraSector ProFund  ::  67

Common Stocks (77.9%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	37,989		$5,518,661
Alamos Gold, Inc.—Class A (Metals & Mining)	31,367		872,944
Allied Gold Corporation* (Metals & Mining)	7,131		129,998
Anglogold Ashanti PLC (Metals & Mining)	31,722		2,516,189
Aris Mining Corp.* (Metals & Mining)	15,410		205,878
Aura Minerals, Inc. (Metals & Mining)	2,566		140,027
Avino Silver & Gold Mines* (Metals & Mining)	11,961		63,752
Aya Gold & Silver, Inc.* (Metals & Mining)	9,850		193,553
B2Gold Corp. (Metals & Mining)	99,623		373,586
Barrick Mining Corp. (Metals & Mining)	125,145		4,596,575
Centerra Gold, Inc. (Metals & Mining)	14,916		256,406
Coeur Mining, Inc. (Metals & Mining)	77,268		1,152,066
Contango ORE, Inc.* (Metals & Mining)	1,963		30,230
Dakota Gold Corp.* (Metals & Mining)	7,903		35,880
DRDGOLD Ltd.ADR (Metals & Mining)	3,239		66,140
Eldorado Gold Corp. (Metals & Mining)	17,740		535,571
Endeavour Silver Corp.* (Metals & Mining)	22,104		166,222
Equinox Gold Corp.(a) (Metals & Mining)	79,094		707,891
First Majestic Silver Corp. (Metals & Mining)	34,611		520,203
Fortuna Mining Corp.* (Metals & Mining)	22,748		191,766
Franco-Nevada Corp. (Metals & Mining)	14,405		3,067,112
Galiano Gold, Inc.* (Metals & Mining)	15,604		27,151
Gold Fields, Ltd.ADR (Metals & Mining)	66,850		2,167,277
Gold Royalty Corp.* (Metals & Mining)	13,790		35,854
Harmony Gold Mining Co., Ltd.ADR(a) (Metals & Mining)	40,904		644,238
Hecla Mining Co. (Metals & Mining)	50,096		707,356
i‑80 Gold Corp.* (Metals & Mining)	64,275		82,915
IAMGOLD Corp.* (Metals & Mining)	42,742		606,509
Integra Resources Corporation* (Metals & Mining)	15,088		31,534
Kinross Gold Corp. (Metals & Mining)	89,076		2,057,656
McEwen Mining, Inc.* (Metals & Mining)	3,748		64,803
Newmont Corp. (Metals & Mining)	79,736		7,472,060
NovaGold Resources, Inc.* (Metals & Mining)	21,630		126,103
OceanaGold Corporation (Metals & Mining)	16,747		404,105
OR Royalties, Inc. (Metals & Mining)	14,004		416,759
Osisko Gold Group, Inc.* (Metals & Mining)	15,925		38,061
Pan American Silver Corp. (Metals & Mining)	31,476		1,356,930
Perpetua Resources Corp.* (Metals & Mining)	5,880		108,251
Royal Gold, Inc. (Metals & Mining)	6,085		1,206,960
Seabridge Gold, Inc.* (Metals & Mining)	6,592		170,140
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	52,854		467,230
Skeena Resources Ltd.* (Metals & Mining)	9,092		241,665
SSR Mining, Inc.* (Metals & Mining)	16,171		414,301

Common Stocks, continued

	Shares	Value
Triple Flag Precious Metals Corp. (Metals & Mining)	5,247		$150,956
Wheaton Precious Metals Corp. (Metals & Mining)	33,917		3,697,970
TOTAL COMMON STOCKS (Cost $12,562,976)		44,037,434

Repurchase Agreements(b)(c) (35.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $19,794,776		$19,789,000		$19,789,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,789,000)			19,789,000

Collateral for Securities Loaned(d) (1.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.75%(e)	836,141		$836,141
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $836,141)		836,141
TOTAL INVESTMENT SECURITIES (Cost $33,188,117)—114.5%			64,662,575
Net other assets (liabilities)—(14.5)%			(8,210,598)
NET ASSETS—100.0%			$56,451,977
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $790,998.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $6,886,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

68  ::  Precious Metals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/24/26		4.38%			$16,265,479	$(436,208)
Dow Jones Precious Metals Index	UBS AG	8/24/26		4.68%	24,456,679			(180,780)
						$40,722,158		$(616,988)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Metals & Mining		$44,037,434		77.9%
Other**	12,414,543			22.1%
Total	$56,451,977			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Real Estate UltraSector ProFund  ::  69

Common Stocks (75.5%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	393		$20,220
American Tower Corp.—Class A (Specialized REITs)	774		134,181
AvalonBay Communities, Inc. (Residential REITs)	348		64,592
Boston Properties, Inc. (Office REITs)	371		26,014
Camden Property Trust (Residential REITs)	252		27,924
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	733		107,612
CoStar Group, Inc.* (Real Estate Management & Development)	1,023		29,421
Crown Castle International Corp. (Specialized REITs)	1,093		83,396
Digital Realty Trust, Inc. (Specialized REITs)	642		121,030
Equinix, Inc. (Specialized REITs)	164		167,162
Equity Residential (Residential REITs)	854		56,748
Essex Property Trust, Inc. (Residential REITs)	161		45,747
Extra Space Storage, Inc. (Specialized REITs)	529		78,313
Federal Realty Investment Trust (Retail REITs)	197		24,446
Healthpeak Properties, Inc. (Health Care REITs)	1,727		37,700
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,595		40,082
Invitation Homes, Inc. (Residential REITs)	1,369		40,687
Iron Mountain, Inc. (Specialized REITs)	745		91,128
Kimco Realty Corp. (Retail REITs)	1,689		43,036
Mid-America Apartment Communities, Inc. (Residential REITs)	292		38,643
Prologis, Inc. (Industrial REITs)	1,549		224,001
Public Storage (Specialized REITs)	361		117,025
Realty Income Corp. (Retail REITs)	1,776		113,433
Regency Centers Corp. (Retail REITs)	413		33,160
SBA Communications Corp.—Class A (Specialized REITs)	266		48,141

Common Stocks, continued

	Shares	Value
Simon Property Group, Inc. (Retail REITs)	539		$123,630
UDR, Inc. (Residential REITs)	741		28,277
Ventas, Inc. (Health Care REITs)	1,218		113,895
VICI Properties, Inc. (Specialized REITs)	2,737		72,120
Welltower, Inc. (Health Care REITs)	1,173		274,999
Weyerhaeuser Co. (Specialized REITs)	1,806		45,204
TOTAL COMMON STOCKS (Cost $823,412)		2,471,967

Repurchase Agreements(a)(b) (25.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $848,247		$848,000		$848,000
TOTAL REPURCHASE AGREEMENTS (Cost $848,000)				848,000
TOTAL INVESTMENT SECURITIES (Cost $1,671,412)—101.4%				3,319,967
Net other assets (liabilities)—(1.4)%				(44,776)
NET ASSETS—100.0%				$3,275,191
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $489,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International		8/24/26		4.38%	$1,281,538	$(1,457)
S&P Real Estate Select Sector Index	UBS AG		8/24/26		4.68%	1,158,517	1,327
						$2,440,055	$(130)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

70  ::  Real Estate UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Health Care REITs		$426,594		13.1%
Hotel & Resort REITs		40,082		1.2%
Industrial REITs		224,001		6.8%
Office REITs		46,234		1.4%
Real Estate Management & Development		137,033		4.2%
Residential REITs		302,618		9.2%
Retail REITs		337,705		10.3%
Specialized REITs		957,700		29.3%
Other**	803,224			24.5%
Total		$3,275,191		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Rising Rates Opportunity ProFund  ::  71

Repurchase Agreements(a)(b) (94.8%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $7,877,298		$7,875,000		$7,875,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,875,000)				7,875,000
TOTAL INVESTMENT SECURITIES (Cost $7,875,000)—94.8%				7,875,000
Net other assets (liabilities)—5.2%				434,577
NET ASSETS—100.0%				$8,309,577
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $369,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 5.00%, due 5/15/56	Citibank North America	8/18/26		(3.53)%		$(7,693,496)		$162,916
30-Year U.S. Treasury Bond, 5.00%, due 5/15/56	Societe Generale	8/18/26		(3.46)%		(2,771,993)	68,702
						$(10,465,489)	$231,618
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

72  ::  Rising Rates Opportunity 10 ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (98.4%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $539,157		$539,000		$539,000
TOTAL REPURCHASE AGREEMENTS (Cost $539,000)				539,000
TOTAL INVESTMENT SECURITIES (Cost $539,000)—98.4%				539,000
Net other assets (liabilities)—1.6%				8,506
NET ASSETS—100.0%				$547,506
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $64,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 4.38%, due 5/15/36	Citibank North America		8/18/26		(3.44)%	$(353,916)	$4,054
10-Year U.S. Treasury Note, 4.38%, due 5/15/36	Societe Generale		8/18/26		(3.37)%	(196,620)	2,323
						$(550,536)	$6,377
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Rising U.S. Dollar ProFund  ::  73

Repurchase Agreements(a)(b) (94.8%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $9,967,908		$9,965,000		$9,965,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,965,000)				9,965,000
TOTAL INVESTMENT SECURITIES (Cost $9,965,000)—94.8%				9,965,000
Net other assets (liabilities)—5.2%				548,817
NET ASSETS—100.0%				$10,513,817
(a)
A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $181,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of July 31, 2026, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$668,256	British pound	497,672	8/14/26	$670,600	$(2,344)
U.S. dollar	528,055	Canadian dollar	741,480	8/14/26	529,314	(1,259)
U.S. dollar	3,666,426	Euro	3,205,246	8/14/26	3,697,770	(31,344)
U.S. dollar	501,132	Japanese yen	81,135,650	8/14/26	510,571	(9,439)
U.S. dollar	289,491	Swedish krona	2,791,719	8/14/26	293,490	(3,999)
U.S. dollar	336,484	Swiss franc	271,329	8/14/26	336,208	276
Total Short Contracts	$5,989,844				$6,037,953	$(48,109)
Long:
British pound	50,193	U.S. dollar	$67,609	8/14/26	$67,634	$25
Canadian dollar	72,947	U.S. dollar	52,121	8/14/26	52,074	(47)
Euro	306,364	U.S. dollar	353,423	8/14/26	353,440	17
Japanese yen	16,188,043	U.S. dollar	101,675	8/14/26	101,868	193
Swedish krona	278,039	U.S. dollar	29,209	8/14/26	29,230	21
Swiss franc	17,138	U.S. dollar	21,320	8/14/26	21,236	(84)
Total Long Contracts			$625,357		$625,482	$125

As of July 31, 2026, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$641,767	British pound	478,087	8/14/26	$644,210	$(2,443)
U.S. dollar	473,747	Canadian dollar	665,389	8/14/26	474,996	(1,249)
U.S. dollar	2,666,813	Euro	2,331,525	8/14/26	2,689,791	(22,978)
U.S. dollar	999,055	Japanese yen	161,787,183	8/14/26	1,018,096	(19,041)
U.S. dollar	173,353	Swedish krona	1,672,675	8/14/26	175,847	(2,494)
U.S. dollar	60,342	Swiss franc	48,735	8/14/26	60,388	(46)
Total Short Contracts	$5,015,077				$5,063,328	$(48,251)
				Total unrealized appreciation		$532
				Total unrealized (depreciation)		(96,767)
			Total net unrealized appreciation/(depreciation)			$(96,235)

See accompanying notes to financial statements.

74  ::  Semiconductor UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (56.3%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	54,838		$26,111,114
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	4,175		173,263
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,835		191,251
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	16,418		6,032,137
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	26,689		13,549,205
Astera Labs, Inc.* (Semiconductors & Semiconductor Equipment)	4,496		1,399,290
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	159,229		61,984,665
Cerebras Systems, Inc.*(a) (Semiconductors & Semiconductor Equipment)	1,160		230,504
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,715		221,835
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	5,459		1,129,958
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	4,432		166,377
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	5,129		610,607
GLOBALFOUNDRIES, Inc. (Semiconductors & Semiconductor Equipment)	3,504		175,165
Intel Corp.* (Semiconductors & Semiconductor Equipment)	158,885		14,331,427
KLA Corp. (Semiconductors & Semiconductor Equipment)	43,931		8,031,465
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	42,057		12,323,542
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,608		572,636
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	2,207		554,928
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	29,445		5,522,704
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	18,199		1,352,004

Common Stocks, continued

	Shares	Value
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	37,926		$31,214,236
MKS, Inc. (Semiconductors & Semiconductor Equipment)	2,272		675,806
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,652		2,355,802
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	814,546		163,520,110
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	8,491		1,945,798
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	13,180		1,075,620
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,673		432,604
Qnity Electronics, Inc. (Semiconductors & Semiconductor Equipment)	7,040		923,507
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,694		243,996
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	35,446		5,232,184
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,637		331,076
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,109		241,208
Skyworks Solutions, Inc.(a) (Semiconductors & Semiconductor Equipment)	5,058		315,012
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,265		1,935,888
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	30,607		8,439,574
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,462		117,194
TOTAL COMMON STOCKS (Cost $97,028,667)		373,663,692

Repurchase Agreements(b)(c) (22.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $150,746,985	$150,703,000		$150,703,000
TOTAL REPURCHASE AGREEMENTS (Cost $150,703,000)		150,703,000

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Semiconductor UltraSector ProFund  ::  75

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.75%(e)	483,199	$483,199
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $483,199)		483,199
TOTAL INVESTMENT SECURITIES (Cost $248,214,866)—79.1%		524,849,891
Net other assets (liabilities)—20.9%		138,304,036
NET ASSETS—100.0%		$663,153,927
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $373,748.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $131,564,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International		8/24/26		4.78%	$230,681,544	$(18,036,124)
Dow Jones U.S. Semiconductors Index	UBS AG		8/24/26		4.68%	385,828,224	(20,297,541)
						$616,509,768	$(38,333,665)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$373,663,692		56.3%
Other**	289,490,235		43.7%
Total	$663,153,927		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

76  ::  Short Energy ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (186.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $1,573,459		$1,573,000		$1,573,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,573,000)			1,573,000
TOTAL INVESTMENT SECURITIES (Cost $1,573,000)—186.7%				1,573,000
Net other assets (liabilities)—(86.7)%				(730,363)
NET ASSETS—100.0%				$842,637
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $327,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	8/24/26		(3.88)%		$(506,341)	$(12,565)
S&P Energy Select Sector Index	UBS AG	8/24/26		(4.28)%	(333,383)		(412)
						$(839,724)	$(12,977)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Short Nasdaq-100 ProFund  ::  77

Repurchase Agreements(a)(b) (101.8%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $3,415,997		$3,415,000		$3,415,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,415,000)			3,415,000
TOTAL INVESTMENT SECURITIES (Cost $3,415,000)—101.8%				3,415,000
Net other assets (liabilities)—(1.8)%				(61,635)
NET ASSETS—100.0%				$3,353,365
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $411,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq‑100 Index	Goldman Sachs International	8/27/26		(4.43)%		$(2,384,929)	$(21,097)
Nasdaq‑100 Index	UBS AG	8/27/26		(4.28)%		(955,668)	(29,808)
						$(3,340,597)	$(50,905)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

78  ::  Short Precious Metals ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (98.8%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $15,610,555		$15,606,000		$15,606,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,606,000)			15,606,000
TOTAL INVESTMENT SECURITIES (Cost $15,606,000)—98.8%				15,606,000
Net other assets (liabilities)—1.2%				186,214
NET ASSETS—100.0%				$15,792,214
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $3,259,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/24/26		(3.88)%		$(6,366,665)		$32,794
Dow Jones Precious Metals Index	UBS AG	8/24/26		(4.28)%		(9,424,446)	121,946
						$(15,791,111)	$154,740
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Short Real Estate ProFund  ::  79

Repurchase Agreements(a)(b) (105.6%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $738,215		$738,000		$738,000
TOTAL REPURCHASE AGREEMENTS (Cost $738,000)				738,000
TOTAL INVESTMENT SECURITIES (Cost $738,000)—105.6%				738,000
Net other assets (liabilities)—(5.6)%				(39,196)
NET ASSETS—100.0%				$698,804
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $172,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	8/24/26		(3.88)%		$(409,552)		$3,317
S&P Real Estate Select Sector Index	UBS AG	8/24/26		(4.28)%	(288,523)		(356)
						$(698,075)	$2,961
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

80  ::  Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (92.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $677,198		$677,000		$677,000
TOTAL REPURCHASE AGREEMENTS (Cost $677,000)				677,000
TOTAL INVESTMENT SECURITIES (Cost $677,000)—92.1%				677,000
Net other assets (liabilities)—7.9%				58,184
NET ASSETS—100.0%				$735,184
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $106,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/26		(3.78)%		$(340,035)		$1,553
Russell 2000 Index	UBS AG	8/27/26		(3.93)%	(394,265)		770
						$(734,300)	$2,323
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap Growth ProFund  ::  81

Common Stocks (99.9%)

	Shares	Value
A10 Networks, Inc. (Software)	460		$13,602
AAR Corp.* (Aerospace & Defense)	379		53,075
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,226		31,717
Acadian Asset Management, Inc. (Capital Markets)	256		22,141
ACI Worldwide, Inc.* (Software)	649		37,207
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	552		43,315
Acushnet Holdings Corp. (Leisure Products)	266		26,938
Adamas Trust, Inc. (Mortgage REITs)	810		7,347
Addus HomeCare Corp.* (Health Care Providers & Services)	117		13,511
Adeia, Inc. (Software)	1,067		28,436
ADMA Biologics, Inc.* (Biotechnology)	2,244		18,984
ADT, Inc. (Diversified Consumer Services)	1,805		13,790
Agilysys, Inc.* (Software)	247		25,975
Alarm.com Holdings, Inc.* (Software)	277		15,166
Alignment Healthcare, Inc.* (Health Care Providers & Services)	1,601		23,775
Alkermes PLC* (Biotechnology)	1,613		79,021
American Eagle Outfitters, Inc. (Specialty Retail)	634		10,892
American States Water Co. (Water Utilities)	247		21,154
Ameris Bancorp (Banks)	348		30,349
AMERISAFE, Inc. (Insurance)	83		2,410
Amneal Pharmaceuticals, Inc.* (Biotechnology)	1,000		18,320
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	171		3,410
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	176		13,946
Archrock, Inc. (Energy Equipment & Services)	1,697		60,684
Arcosa, Inc. (Construction & Engineering)	304		44,141
Arcus Biosciences, Inc.* (Biotechnology)	529		14,913
Argan, Inc. (Construction & Engineering)	135		77,008
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,051		15,471
ARMOUR Residential REIT, Inc. (Mortgage REITs)	1,201		19,780
Armstrong World Industries, Inc. (Building Products)	413		72,135
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	371		14,558
Artivion, Inc.* (Health Care Equipment & Supplies)	413		11,081
Assured Guaranty, Ltd. (Insurance)	209		17,288
Astec Industries, Inc. (Machinery)	107		5,421
Atmus Filtration Technologies, Inc. (Machinery)	545		28,138
Avista Corp. (Multi-Utilities)	376		15,209
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	190		24,772
Axos Financial, Inc.* (Banks)	550		55,776
Azenta, Inc.* (Life Sciences Tools & Services)	239		6,724
AZZ, Inc. (Building Products)	288		41,679
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	282		37,886
Balchem Corp. (Chemicals)	183		30,663
BancFirst Corp. (Banks)	127		14,328
BankUnited, Inc. (Banks)	331		15,441
BGC Group, Inc.—Class A (Capital Markets)	2,111		24,319
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	191		5,974
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	91		6,153

Common Stocks, continued

	Shares	Value
Blackbaud, Inc.* (Software)	171		$7,319
BlackLine, Inc.* (Software)	476		14,946
Boot Barn Holdings, Inc.* (Specialty Retail)	293		43,655
Box, Inc.*—Class A (Software)	871		27,480
Brady Corp.—Class A (Commercial Services & Supplies)	422		39,782
Bright Horizons Family Solutions, Inc.* (Consumer Services)	336		25,045
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	415		88,685
Broadstone Net Lease, Inc. (Equity REIT—Diversified)	482		10,320
Cactus, Inc.—Class A (Energy Equipment & Services)	423		27,499
California Water Service Group (Water Utilities)	277		13,880
Calix, Inc.* (Communications Equipment)	562		20,176
Callaway Golf Company* (Leisure Products)	846		15,617
Cal-Maine Foods, Inc. (Food Products)	431		37,833
Cargurus, Inc.* (Interactive Media & Services)	368		13,336
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	605		54,274
Cavco Industries, Inc.* (Household Durables)	75		41,027
Centerspace (Residential REITs)	78		4,277
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	183		32,377
Century Aluminum Co.* (Metals & Mining)	333		14,908
Certara, Inc.* (Health Care Technology)	577		4,674
Champion Homes, Inc.* (Household Durables)	247		19,664
Chesapeake Utilities Corp. (Gas Utilities)	140		18,589
Cinemark Holdings, Inc. (Entertainment)	607		22,210
City Holding Co. (Banks)	94		13,640
Cleanspark, Inc.* (Software)	1,441		19,828
Clear Secure, Inc.—Class A (Software)	886		48,942
Clearway Energy, Inc.—Class C (Independent Power/Renewable Electricity Producers)	1,173		37,219
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	250		3,375
Cohen & Steers, Inc. (Capital Markets)	124		10,201
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	314		11,112
Community Financial System, Inc. (Banks)	260		16,851
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	445		5,901
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	576		18,230
Construction Partners, Inc.*—Class A (Construction & Engineering)	465		48,058
Corcept Therapeutics, Inc.* (Pharmaceuticals)	924		105,788
CorVel Corp.* (Health Care Providers & Services)	187		11,231
Covista, Inc.* (Diversified Consumer Services)	329		41,076
Credit Acceptance Corp.* (Consumer Finance)	26		14,792
CSW Industrials, Inc. (Building Products)	92		29,342
CTS Corp. (Electronic Equipment, Instruments & Components)	122		7,823
Curbline Properties Corp. (Retail REITs)	939		28,771
Customers Bancorp, Inc.* (Banks)	149		11,723
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	140		4,987
Dana, Inc. (Automobile Components)	516		13,896
Dave, Inc.* (Software)	101		37,642
DiamondRock Hospitality Co. (Hotel & Resort REITs)	970		12,843

See accompanying notes to financial statements.

82  ::  Small-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	214		$15,748
Digi International, Inc.* (Communications Equipment)	366		25,518
Donnelley Financial Solutions, Inc.* (Capital Markets)	109		5,156
Dorman Products, Inc.* (Automobile Components)	264		35,154
DoubleVerify Holdings, Inc.* (Software)	729		8,201
DXP Enterprises, Inc.* (Trading Companies & Distributors)	122		19,156
Element Solutions, Inc. (Chemicals)	1,107		40,660
Ellington Financial, Inc. (Mortgage REITs)	1,214		16,122
Enact Holdings, Inc. (Financial Services)	149		7,051
Enerpac Tool Group Corp. (Machinery)	300		10,722
Enova International, Inc.* (Consumer Finance)	241		61,247
Enpro, Inc. (Machinery)	204		64,040
ePlus, Inc. (Electronic Equipment, Instruments & Components)	158		14,601
ESCO Technologies, Inc. (Machinery)	251		79,139
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	1,402		43,868
Etsy, Inc.* (Broadline Retail)	918		74,982
EVERTEC, Inc. (Financial Services)	596		18,142
Everus Construction Group, Inc.* (Construction & Engineering)	494		61,962
Extreme Networks, Inc.* (Communications Equipment)	823		24,805
EZCORP, Inc.*—Class A (Consumer Finance)	567		16,880
FB Financial Corp. (Banks)	171		10,325
Federal Signal Corp. (Machinery)	590		73,721
First Advantage Corp.* (Professional Services)	352		6,984
First Bancorp (Banks)	176		11,065
First Bancorp (Banks)	862		24,938
Five9, Inc.* (Software)	179		4,924
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	754		80,075
Four Corners Property Trust, Inc. (Specialized REITs)	499		12,774
Franklin Electric Co., Inc. (Machinery)	202		21,153
Freshpet, Inc.* (Retail—Discretionary)	300		17,862
Frontdoor, Inc.* (Diversified Consumer Services)	680		49,388
Gates Industrial Corp Ltd.* (Machinery)	1,326		37,101
Gentherm, Inc.* (Automobile Components)	131		5,316
Getty Realty Corp. (Retail REITs)	269		9,184
Glaukos Corp.* (Health Care Equipment & Supplies)	392		65,355
Goosehead Insurance, Inc.*—Class A (Insurance)	156		9,672
Granite Construction, Inc. (Construction & Engineering)	423		51,170
Green Brick Partners, Inc.* (Household Durables)	167		11,812
Griffon Corp. (Building Products)	220		18,957
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	53		8,553
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	532		20,147
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	386		13,603
Hawkins, Inc. (Chemicals)	136		17,412
Hayward Holdings, Inc.* (Building Products)	928		14,041
HCI Group, Inc. (Insurance)	103		18,026

Common Stocks, continued

	Shares	Value
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	664		$15,471
HealthStream, Inc. (Health Care Technology)	116		3,253
Helmerich & Payne, Inc. (Energy Equipment & Services)	474		16,386
Hertz Global Holdings, Inc.* (Ground Transportation)	845		1,339
Horace Mann Educators Corp. (Insurance)	203		10,578
ICU Medical, Inc.* (Health Care Equipment & Supplies)	116		19,547
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	263		39,808
Independent Bank Corp. (Banks)	201		16,850
Indivior Pharmaceuticals, Inc.* (Pharmaceuticals)	1,180		47,212
Ingevity Corp.* (Chemicals)	192		14,037
Innovex International, Inc.* (Energy Equipment & Services)	157		4,409
Innoviva, Inc.* (Pharmaceuticals)	400		8,388
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	254		12,753
Installed Building Products, Inc. (Household Durables)	217		48,378
Interface, Inc. (Commercial Services & Supplies)	315		10,792
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	393		37,798
Interparfums, Inc. (Personal Care Products)	101		12,580
InvenTrust Properties Corp. (Retail REITs)	196		6,940
Iridium Communications, Inc. (Diversified Telecommunication Services)	623		29,493
Itron, Inc.* (Electronic Equipment, Instruments & Components)	274		27,307
JBG SMITH Properties (Office REITs)	339		4,763
John Bean Technologies Corp. (Machinery)	504		69,789
Kadant, Inc. (Machinery)	58		17,835
Karman Holdings, Inc.* (Aerospace & Defense)	885		42,613
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	243		12,289
Knowles Corp.* (Electronic Equipment, Instruments & Components)	472		17,270
Kodiak Gas Services, Inc. (Energy Equipment & Services)	947		55,598
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	265		22,191
Lakeland Financial Corp. (Banks)	116		7,267
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	1,232		47,198
LAZARD INC (Capital Markets)	421		17,842
Legalzoom.com, Inc.* (Commercial Support Services)	844		6,642
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	203		20,568
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,070		48,257
Life360, Inc.* (Software)	785		42,429
LifeStance Health Group, Inc.* (Health Care Providers & Services)	1,243		13,027
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	194		55,783
Liquidia Corp.* (Pharmaceuticals)	680		57,195
Liquidity Services, Inc.* (Commercial Services & Supplies)	229		8,926
LiveRamp Holdings, Inc.* (Software)	610		23,101
LTC Properties, Inc. (Health Care REITs)	297		11,951

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap Growth ProFund  ::  83

Common Stocks, continued

	Shares	Value
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	4,129		$26,343
LXP Industrial Trust (Industrial REITs)	303		18,341
Lyft, Inc.*—Class A (Internet Media & Services)	3,674		58,270
Madison Square Garden Sports Corp.* (Entertainment)	174		68,501
MARA Holdings, Inc.* (Software)	2,030		22,980
MarketAxess Holdings, Inc. (Capital Markets)	186		30,188
Materion Corp. (Metals & Mining)	111		23,403
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	350		23,387
Mercury General Corp. (Insurance)	258		27,638
Mercury Systems, Inc.* (Aerospace & Defense)	511		49,618
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	365		31,029
MGE Energy, Inc. (Electric Utilities)	183		14,554
Middlesex Water Co. (Water Utilities)	97		5,558
Millrose Properties, Inc. (Specialized REITs)	880		24,622
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,368		35,472
Mobility Global, Inc.* (Professional Services)	1,291		26,310
Moelis & Co.—Class A (Capital Markets)	410		27,503
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	117		14,362
Mueller Water Products, Inc.—Class A (Machinery)	984		24,836
MYR Group, Inc.* (Construction & Engineering)	151		50,316
N-able, Inc.* (Software)	374		1,750
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	228		8,454
National Beverage Corp. (Beverages)	114		3,607
National Health Investors, Inc. (Health Care REITs)	281		21,539
National HealthCare Corp. (Health Care Providers & Services)	121		27,350
National Presto Industries, Inc. (Aerospace & Defense)	52		6,314
National Vision Holdings, Inc.* (Specialty Retail)	776		17,103
NCR Atleos Corp.* (Financial Services)	443		20,834
NeoGenomics, Inc.* (Health Care Providers & Services)	731		11,177
NetScout Systems, Inc.* (Communications Equipment)	348		14,153
NETSTREIT Corp. (Retail REITs)	433		9,288
NexPoint Residential Trust, Inc. (Residential REITs)	97		2,533
Nicolet Bankshares, Inc. (Banks)	98		16,750
NMI Holdings, Inc.*—Class A (Financial Services)	735		32,560
Noble Corp. PLC (Energy Equipment & Services)	647		27,433
Northwest Natural Holding Co. (Gas Utilities)	216		10,567
Oceaneering International, Inc.* (Energy Equipment & Services)	570		27,805
OFG Bancorp (Banks)	180		9,515
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	983		25,322
OPENLANE, Inc.* (Commercial Services & Supplies)	1,025		40,754
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	150		33,209
Otter Tail Corp. (Electric Utilities)	183		16,181
Outfront Media, Inc. (Specialized REITs)	1,007		32,094

Common Stocks, continued

	Shares	Value
Pacira BioSciences, Inc.* (Pharmaceuticals)	381		$10,062
Palomar Holdings, Inc.* (Insurance)	257		34,385
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	150		4,485
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	234		20,131
Park National Corp. (Banks)	76		15,819
Pathward Financial, Inc. (Banks)	204		18,001
Patrick Industries, Inc. (Automobile Components)	143		11,805
Payoneer Global, Inc.* (Financial Services)	1,734		12,433
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	365		16,823
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	776		20,572
Peloton Interactive, Inc.*—Class A (Leisure Products)	2,301		14,703
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	219		11,526
PennyMac Mortgage Investment Trust (Mortgage REITs)	846		7,978
Perdoceo Education Corp. (Diversified Consumer Services)	371		11,802
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	204		7,411
Phillips Edison & Co., Inc. (Retail REITs)	707		30,040
Piper Sandler Cos (Institutional Financial Services)	353		26,757
Pitney Bowes, Inc. (Commercial Services & Supplies)	567		9,940
PJT Partners, Inc.—Class A (Capital Markets)	250		42,078
Plexus Corp.* (Electronic Equipment, Instruments & Components)	114		28,653
Powell Industries, Inc. (Electrical Equipment)	274		57,178
Preferred Bank (Banks)	107		11,175
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	246		47,702
Primoris Services Corp. (Construction & Engineering)	525		44,315
Privia Health Group, Inc.* (Health Care Providers & Services)	1,146		27,126
Progress Software Corp.* (Software)	276		11,203
Progyny, Inc.* (Health Care Providers & Services)	705		21,947
Protagonist Therapeutics, Inc.* (Biotechnology)	585		79,933
Proto Labs, Inc.* (Machinery)	231		17,337
PTC Therapeutics, Inc.* (Biotechnology)	802		54,544
Q2 Holdings, Inc.* (Software)	381		23,191
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	487		44,108
QuinStreet, Inc.* (Interactive Media & Services)	357		5,534
Radian Group, Inc. (Financial Services)	644		25,109
RadNet, Inc.* (Health Care Providers & Services)	439		27,999
Ralliant Corp. (Electrical Equipment)	564		36,869
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	459		29,578
Remitly Global, Inc.* (Financial Services)	1,087		24,751
Resideo Technologies, Inc.* (Building Products)	756		25,931
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	189		8,135
Reynolds Consumer Products, Inc. (Household Products)	239		5,961
RingCentral, Inc.—Class A (Software)	422		23,472

See accompanying notes to financial statements.

84  ::  Small-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	1,007		$27,098
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	610		81,526
Safety Insurance Group, Inc. (Insurance)	72		7,444
Sarepta Therapeutics, Inc.* (Biotechnology)	624		9,273
Saul Centers, Inc. (Retail REITs)	67		2,283
Schrodinger, Inc.* (Health Care Technology)	553		8,372
Seacoast Banking Corp. of Florida (Banks)	438		15,216
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	121		5,400
Sensient Technologies Corp. (Chemicals)	412		50,952
ServisFirst Bancshares, Inc. (Banks)	244		21,838
Sezzle, Inc.* (Financial Services)	162		25,070
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	390		24,473
SiriusPoint, Ltd.* (Insurance)	1,011		23,910
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	445		7,712
SkyWest, Inc.* (Passenger Airlines)	239		25,566
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	347		14,296
Solaris Energy Infrastructure, Inc.—Class A (Energy Equipment & Services)	531		27,299
Sonos, Inc.* (Household Durables)	1,153		16,903
Sphere Entertainment Co.* (Entertainment)	261		37,388
Sprinklr, Inc.*—Class A (Software)	1,095		6,964
SPS Commerce, Inc.* (Software)	213		15,632
STAAR Surgical Co.* (Health Care Equipment & Supplies)	251		6,114
Standex International Corp. (Machinery)	118		34,987
StepStone Group, Inc.—Class A (Capital Markets)	713		31,272
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	396		18,248
StoneX Group, Inc.* (Capital Markets)	1,024		78,407
Sunrun, Inc.* (Electrical Equipment)	2,310		22,661
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	387		17,272
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	372		7,254
Tanger, Inc. (Retail REITs)	733		29,804
Tennant Co. (Machinery)	70		5,882
Teradata Corp.* (Software)	519		16,084
Terreno Realty Corp. (Industrial REITs)	720		51,588
TG Therapeutics, Inc.* (Biotechnology)	1,275		66,338
The Bancorp, Inc.* (Banks)	403		27,029
The Buckle, Inc. (Specialty Retail)	177		7,747
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	235		23,834
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	351		40,488
The Macerich Co. (Retail REITs)	1,426		36,848
The St. Joe Co. (Real Estate Management & Development)	383		23,838
The Vita Coco Co., Inc.* (Beverages)	425		28,024
Tidewater, Inc.* (Energy Equipment & Services)	448		33,627
Tootsie Roll Industries, Inc. (Food Products)	196		7,648
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	334		25,554

Common Stocks, continued

	Shares	Value
TripAdvisor, Inc.* (Interactive Media & Services)	1,127		$15,963
Trupanion, Inc.* (Insurance)	217		5,314
TrustCo Bank Corp. (Banks)	72		4,103
Trustmark Corp. (Banks)	277		13,144
Tutor Perini Corp. (Construction & Engineering)	282		23,618
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	69		5,455
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	74		18,854
UniFirst Corp. (Commercial Services & Supplies)	57		16,700
United Fire Group, Inc. (Insurance)	105		5,393
United States Lime & Minerals, Inc. (Construction Materials)	72		7,942
Uniti Group, Inc.* (Specialized REITs)	1,764		17,146
Universal Technical Institute, Inc.* (Diversified Consumer Services)	220		8,648
Upwork, Inc.* (Professional Services)	1,196		10,955
Urban Edge Properties (Retail REITs)	585		13,256
Urban Outfitters, Inc.* (Specialty Retail)	497		36,867
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	301		15,050
Veracyte, Inc.* (Biotechnology)	773		35,805
Vericel Corp.* (Biotechnology)	494		22,704
Verra Mobility Corp.* (Professional Services)	1,471		7,782
Viasat, Inc.* (Communications Equipment)	1,315		101,163
Victory Capital Holdings, Inc.—Class A (Capital Markets)	290		28,719
Vir Biotechnology, Inc.* (Biotechnology)	483		4,183
Virtu Financial, Inc.—Class A (Capital Markets)	791		46,455
VSE Corp. (Commercial Services & Supplies)	271		52,680
Warby Parker, Inc.*—Class A (Specialty Retail)	603		16,094
Warrior Met Coal, Inc. (Metals & Mining)	219		17,391
Waystar Holding Corp.* (Health Care Technology)	1,113		23,495
WD‑40 Co. (Household Products)	76		17,262
Westamerica Bancorp (Banks)	97		5,835
WillScot Mobile Mini Holdings Corp. (Biotech & Pharma)	910		22,095
Winmark Corp. (Specialty Retail)	16		5,336
WisdomTree, Inc. (Capital Markets)	1,218		23,593
World Acceptance Corp.* (Consumer Finance)	17		3,057
Worthington Enterprises, Inc. (Household Durables)	138		7,757
WSFS Financial Corp. (Banks)	266		21,333
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	410		8,438
XPEL, Inc.* (Automobile Components)	243		10,782
Yelp, Inc.* (Interactive Media & Services)	292		7,718
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,457		4,808
Zurn Elkay Water Solutions Corp. (Building Products)	1,437		72,582
TOTAL COMMON STOCKS (Cost $6,720,674)		8,516,095

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap Growth ProFund  ::  85

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $32,009	$32,000		$32,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,000)		32,000
TOTAL INVESTMENT SECURITIES (Cost $6,752,674)—100.3%			8,548,095
Net other assets (liabilities)—(0.3)%			(25,153)
NET ASSETS—100.0%			$8,522,942
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust

Small-Cap Growth ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$151,620		1.8%
Automobile Components		76,953		0.9%
Banks		408,311		4.8%
Beverages		31,631		0.4%
Biotech & Pharma		22,095		0.3%
Biotechnology		435,735		5.0%
Broadline Retail		74,982		0.9%
Building Products		274,667		3.2%
Capital Markets		402,432		4.7%
Chemicals		153,724		1.8%
Commercial Services & Supplies		249,319		2.9%
Commercial Support Services		6,642		0.1%
Communications Equipment		185,815		2.2%
Construction & Engineering		400,588		4.7%
Construction Materials		7,942		0.1%
Consumer Finance		95,976		1.1%
Consumer Services		25,045		0.3%
Consumer Staples Distribution & Retail		88,190		1.1%
Diversified Consumer Services		197,224		2.3%
Diversified Telecommunication Services		59,211		0.7%
Electric Utilities		30,735		0.4%
Electrical Equipment		116,708		1.4%
Electronic Equipment, Instruments & Components		226,146		2.7%
Energy Equipment & Services		280,740		3.3%
Entertainment		128,099		1.5%
Equity REIT—Diversified		54,188		0.6%
Financial Services		186,097		2.2%
Food Products		45,481		0.5%
Gas Utilities		29,156		0.3%
Ground Transportation		1,339		NM
Health Care Equipment & Supplies		218,109		2.6%
Health Care Providers & Services		221,400		2.6%
Health Care REITs		33,490		0.4%
Health Care Technology		39,794		0.5%
Hotel & Resort REITs		102,807		1.2%
Hotels, Restaurants & Leisure		280,037		3.3%
Household Durables		145,541		1.7%
Household Products		23,223		0.3%
Independent Power/Renewable Electricity Producers		37,219		0.4%

	Value		% of Net Assets
Industrial REITs		$69,929		0.8%
Institutional Financial Services		26,757		0.3%
Insurance		162,058		1.9%
Interactive Media & Services		47,359		0.6%
Internet Media & Services		58,270		0.7%
Leisure Products		57,258		0.7%
Life Sciences Tools & Services		12,698		0.1%
Machinery		490,101		5.7%
Metals & Mining		55,702		0.7%
Mortgage REITs		51,227		0.6%
Multi-Utilities		15,209		0.2%
Office REITs		4,763		0.1%
Oil, Gas & Consumable Fuels		130,171		1.5%
Passenger Airlines		25,566		0.3%
Personal Care Products		12,580		0.1%
Pharmaceuticals		351,182		4.1%
Professional Services		52,031		0.6%
Real Estate Management & Development		23,838		0.3%
Residential REITs		6,810		0.1%
Retail—Discretionary		17,862		0.2%
Retail REITs		166,414		1.9%
Semiconductors & Semiconductor Equipment		313,160		3.7%
Software		476,474		5.5%
Specialized REITs		86,636		1.0%
Specialty Retail		137,694		1.6%
Technology Hardware, Storage & Peripherals		15,748		0.2%
Textiles, Apparel & Luxury Goods		40,439		0.5%
Trading Companies & Distributors		19,156		0.2%
Water Utilities		40,592		0.5%
Other**	6,847			0.1%
Total		$8,522,942		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

86  ::  Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (33.2%)

	Shares	Value
10X Genomics, Inc.*—Class A (Medical Equipment & Devices)	101	$4,774
1‑800-Flowers.com, Inc.*—Class A (Specialty Retail)	19	74
1st Source Corp. (Banks)	15	1,346
1stdibs.Com, Inc.* (Broadline Retail)	20	85
3D Systems Corp.* (Machinery)	123	325
4D Molecular Therapeutics, Inc.* (Biotechnology)	39	397
8x8, Inc.* (Software)	118	224
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	25	200
A10 Networks, Inc. (Software)	61	1,804
AAR Corp.* (Aerospace & Defense)	34	4,762
Abacus Global Management, Inc. (Insurance)	24	247
Abeona Therapeutics, Inc.* (Biotechnology)	37	238
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	38	3,783
ABM Industries, Inc. (Commercial Services & Supplies)	50	2,396
Absci Corp.* (Biotechnology)	117	910
Acacia Research Corp.* (Financial Services)	30	133
Academy Sports & Outdoors, Inc. (Specialty Retail)	55	2,610
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	79	2,340
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	109	2,820
Acadia Realty Trust (Retail REITs)	115	2,584
Acadian Asset Management, Inc. (Capital Markets)	24	2,076
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	44	529
Accelerant Holdings* (Insurance)	52	618
Accendra Health, Inc.* (Health Care Providers & Services)	61	188
ACCO Brands Corp. (Commercial Services & Supplies)	78	329
Achieve Life Sciences, Inc.* (Biotechnology)	66	424
ACI Worldwide, Inc.* (Software)	87	4,988
Aclaris Therapeutics, Inc.* (Biotechnology)	100	520
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	46	3,610
Acme United Corp. (Wholesale—Discretionary)	3	171
ACNB Corp. (Banks)	9	580
ACRES Commercial Realty Corp.* (Specialty Finance)	5	88
Acumen Pharmaceuticals, Inc.* (Biotechnology)	40	86
Acuren Corp.* (Asset Management)	153	1,119
Acushnet Holdings Corp. (Leisure Products)	24	2,429
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	144	1,079
Adamas Trust, Inc. (Mortgage REITs)	72	653
AdaptHealth Corp.* (Health Care Providers & Services)	87	940
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	130	2,934
ADC Therapeutics S.A.* (Biotechnology)	91	96
Addus HomeCare Corp.* (Health Care Providers & Services)	16	1,848
Adeia, Inc. (Software)	94	2,505
Adient PLC* (Automobile Components)	67	1,410

Common Stocks, continued

	Shares	Value
ADMA Biologics, Inc.* (Biotechnology)	195	$1,650
ADTRAN Holdings, Inc.* (Communications Equipment)	65	553
Advance Auto Parts, Inc. (Specialty Retail)	52	2,888
AdvanSix, Inc. (Chemicals)	23	461
Advantage Solutions, Inc.* (Advertising & Marketing)	4	157
Aebi Schmidt Holding AG (Machinery)	32	412
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	26	2,079
Aeluma, Inc.* (Semiconductors)	11	178
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	55	83
AerSale Corp.* (Aerospace & Defense)	31	192
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	24	421
Aevex Corporation* (Aerospace & Defense)	15	249
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	25	174
Agenus, Inc.* (Biotechnology)	34	255
agilon health, Inc.* (Health Care Facilities & Services)	11	1,008
Agilysys, Inc.* (Software)	22	2,314
Agios Pharmaceuticals, Inc.* (Biotechnology)	50	1,501
AirJoule Technologies Corp.* (Electrical Equipment)	27	114
AIRO Group Holdings, Inc.* (Aerospace & Defense)	19	128
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	8	38
Akebia Therapeutics, Inc.* (Biotechnology)	218	288
Aktis Oncology, Inc.* (Biotechnology)	18	397
Alamar Biosciences, Inc.* (Life Sciences Tools & Services)	11	279
Alamo Group, Inc. (Machinery)	9	1,432
Alarm.com Holdings, Inc.* (Software)	40	2,190
Albany International Corp. (Machinery)	24	1,788
Alector, Inc.* (Biotechnology)	83	125
Alerus Financial Corp. (Financial Services)	20	665
Alexander’s, Inc. (Retail REITs)	2	510
Alico, Inc. (Food Products)	5	189
Alignment Healthcare, Inc.* (Health Care Providers & Services)	173	2,569
Alkami Technology, Inc.* (Software)	57	1,036
Alkermes PLC* (Biotechnology)	142	6,956
Allegiant Travel Co.* (Passenger Airlines)	21	2,060
Alliance Laundry Holdings, Inc.* (Machinery)	37	976
Allied Motion Technologies, Inc. (Electrical Equipment)	13	1,137
Allogene Therapeutics, Inc.* (Biotechnology)	224	421
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	21	667
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	9	1,234
Alpha Teknova, Inc.* (Biotechnology)	9	45
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	105	1,000
Alpine Income Property Trust, Inc. (Equity REIT—Diversified)	13	262
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	17	112
AlTi Global, Inc.* (Capital Markets)	42	151

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap ProFund  ::  87

Common Stocks, continued

	Shares	Value
Altice USA, Inc.*—Class A (Cable & Satellite)	225	$172
Altimmune, Inc.* (Biotechnology)	168	477
Alto Ingredients, Inc.* (Chemicals)	62	295
Alto Neuroscience, Inc.* (Pharmaceuticals)	22	596
Alumis, Inc.* (Pharmaceuticals)	67	1,893
ALX Oncology Holdings, Inc.* (Biotechnology)	91	177
Amalgamated Financial Corp. (Banks)	16	790
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	36	3,096
Ambiq Micro, Inc.* (Semiconductors & Semiconductor Equipment)	16	1,017
AMC Entertainment Holdings, Inc.* (Entertainment)	526	1,483
AMC Networks, Inc.*—Class A (Media)	27	302
Amerant Bancorp, Inc. (Banks)	29	858
Ameresco, Inc.*—Class A (Construction & Engineering)	28	590
American Assets Trust, Inc. (Equity REIT—Diversified)	42	991
American Battery Technology Co.* (Metals & Mining)	109	228
American Coastal Insurance Corporation (Insurance)	21	223
American Eagle Outfitters, Inc. (Specialty Retail)	134	2,302
American Integrity Insurance Group, Inc. (Insurance)	10	203
American Public Education, Inc.* (Diversified Consumer Services)	15	728
American Realty Investors, Inc.* (Real Estate Management & Development)	1	15
American Resources Corporation* (Oil, Gas & Consumable Fuels)	75	134
American States Water Co. (Water Utilities)	34	2,911
American Superconductor Corp.* (Electrical Equipment)	40	1,175
Ameris Bancorp (Banks)	56	4,884
AMERISAFE, Inc. (Insurance)	16	465
Ames National Corp. (Banks)	8	245
AMMO, Inc.* (Leisure Products)	91	195
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	33	1,110
Amneal Pharmaceuticals, Inc.* (Biotechnology)	144	2,638
Ampco-Pittsburgh Corp.* (Metals & Mining)	14	113
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	27	538
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	30	117
Amplitude, Inc.*—Class A (Software)	81	719
Amprius Technologies, Inc.* (Electrical Equipment)	116	1,114
Amtech Systems, Inc.* (Semiconductors & Semiconductor Equipment)	10	153
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	78	1,584
AN2 Therapeutics, Inc.* (Pharmaceuticals)	22	118
AnaptysBio, Inc.* (Biotechnology)	17	907
Anavex Life Sciences Corp.* (Biotechnology)	78	215
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	14	124
Angi, Inc.* (Interactive Media & Services)	25	142
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	31	458
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	17	1,347
Anika Therapeutics, Inc.* (Biotechnology)	10	193

Common Stocks, continued

	Shares	Value
Annexon, Inc.* (Biotechnology)	131	$667
Anteris Technologies Global Corp.* (Medical Equipment & Devices)	69	541
Anterix, Inc.* (Diversified Telecommunication Services)	10	930
Apogee Enterprises, Inc. (Building Products)	18	713
Apogee Therapeutics, Inc.* (Biotechnology)	38	5,095
Appian Corp.*—Class A (Software)	34	917
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	186	3,070
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	91	336
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	162	812
Arbutus Biopharma Corp.* (Biotechnology)	136	590
ArcBest Corp. (Ground Transportation)	19	2,742
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	569	2,640
Archrock, Inc. (Energy Equipment & Services)	148	5,293
Arcosa, Inc. (Construction & Engineering)	42	6,098
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	23	132
Arcus Biosciences, Inc.* (Biotechnology)	76	2,142
Arcutis Biotherapeutics, Inc.* (Biotechnology)	97	2,605
Ardagh Metal Packaging SA (Containers & Packaging)	120	568
Ardelyx, Inc.* (Biotechnology)	206	1,020
Ardent Health Partners, Inc.* (Health Care Providers & Services)	20	213
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	30	522
Ares Commercial Real Estate Corp. (Mortgage REITs)	45	192
Argan, Inc. (Construction & Engineering)	12	6,844
Arhaus, Inc. (Specialty Retail)	45	333
Arko Corp. (Specialty Retail)	63	503
ARKO Petroleum Corporation (Specialty Retail)	10	203
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	92	1,354
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	65	452
Armata Pharmaceuticals, Inc.* (Biotechnology)	10	45
ARMOUR Residential REIT, Inc. (Mortgage REITs)	107	1,762
Array Technologies, Inc.* (Electrical Equipment)	130	679
ArriVent Biopharma, Inc.* (Biotechnology)	32	954
Arrow Financial Corp. (Banks)	14	558
ARS Pharmaceuticals, Inc.* (Biotechnology)	52	267
Arteris, Inc.* (Software)	30	896
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	54	2,119
Artiva Biotherapeutics, Inc.* (Biotechnology)	4	40
Artivion, Inc.* (Health Care Equipment & Supplies)	39	1,046
Arvinas, Inc.* (Pharmaceuticals)	50	402
Asana, Inc.*—Class A (Software)	82	682
Asbury Automotive Group, Inc.* (Specialty Retail)	17	3,938
Ashland, Inc. (Chemicals)	39	2,832
ASP Isotopes, Inc.* (Chemicals)	98	392
Aspen Aerogels, Inc.* (Chemicals)	57	264
Assembly Biosciences, Inc.* (Biotechnology)	8	201
Associated Banc-Corp. (Banks)	123	3,798
Astec Industries, Inc. (Machinery)	20	1,013

See accompanying notes to financial statements.

88  ::  Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Astrana Health, Inc.* (Health Care Providers & Services)	39		$1,387
Astronics Corp.* (Aerospace & Defense)	27		1,876
Asure Software, Inc.* (Professional Services)	21		169
AtaiBeckley, Inc.* (Pharmaceuticals)	271		1,946
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	60		282
Ategrity Specialty Holdings, LLC* (Insurance)	8		192
Atkore, Inc. (Electrical Equipment)	29		2,116
Atlanta Braves Holdings, Inc.*—Class C (Entertainment)	42		2,135
Atlanta Braves Holdings, Inc.*—Series A (Entertainment)	6		326
Atlantic Union Bankshares Corp. (Banks)	122		5,176
Atlanticus Holdings Corp.* (Consumer Finance)	4		422
Atlas Energy Solutions, Inc.(a) (Energy Equipment & Services)	70		755
Atmus Filtration Technologies, Inc. (Machinery)	71		3,666
ATN International, Inc. (Diversified Telecommunication Services)	9		214
Atomera, Inc.* (Semiconductors)	32		165
AtriCure, Inc.* (Health Care Equipment & Supplies)	42		1,586
Atrium Therapeutics, Inc.* (Biotechnology)	12		136
Aura Biosciences, Inc.* (Biotechnology)	38		266
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	101		1,503
Avalo Therapeutics, Inc.* (Biotechnology)	35		639
Avalyn Pharma, Inc.* (Pharmaceuticals)	14		403
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	66		620
AvePoint, Inc.* (Software)	143		1,863
Aviat Networks, Inc.* (Communications Equipment)	10		205
Avidbank Holdings, Inc.* (Banks)	8		261
Avidia Bancorp, Inc. (Banks)	15		335
Avient Corp. (Chemicals)	79		2,869
Avista Corp. (Multi-Utilities)	71		2,872
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	27		3,520
Axogen, Inc.* (Health Care Equipment & Supplies)	44		1,857
Axos Financial, Inc.* (Banks)	47		4,766
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	53		3,203
Azenta, Inc.* (Life Sciences Tools & Services)	36		1,013
AZZ, Inc. (Building Products)	25		3,618
B&G Foods, Inc. (Food Products)	66		233
B. Riley Financial, Inc.* (Capital Markets)	20		143
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	113		1,053
Backblaze, Inc.*—Class A (IT Services)	50		686
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	25		3,359
Bakkt Holdings, Inc.* (Institutional Financial Services)	25		179
Balchem Corp. (Chemicals)	28		4,692
Bally’s Corp.* (Leisure Facilities & Services)	9		125
Banc of California, Inc. (Banks)	130		2,490
BancFirst Corp. (Banks)	18		2,031
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	25		1,464
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	25		979

Common Stocks, continued

	Shares	Value
Bank First Corp. (Banks)	9	$1,375
Bank of Hawaii Corp. (Banks)	34	2,717
Bank of Marin Bancorp (Banks)	13	379
Bank7 Corp. (Banks)	4	201
BankUnited, Inc. (Banks)	63	2,939
Bankwell Financial Group, Inc. (Banks)	5	341
Banner Corp. (Banks)	29	2,042
Bar Harbor Bankshares (Banks)	14	556
Barnes & Noble Education, Inc. (Retail—Discretionary)	14	174
Barrett Business Services, Inc. (Professional Services)	20	781
BayCom Corp. (Banks)	9	272
BCB Bancorp, Inc. (Banks)	14	140
Beacon Financial Corporation (Banks)	72	2,269
Beam Therapeutics, Inc.* (Biotechnology)	84	2,144
Beazer Homes USA, Inc.* (Household Durables)	21	674
Bed Bath & Beyond, Inc.* (Specialty Retail)	63	318
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	1	223
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	10	2,720
Belden, Inc. (Electronic Equipment, Instruments & Components)	33	4,094
BellRing Brands, Inc.* (Personal Care Products)	100	1,238
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	30	2,393
Benitec Biopharma, Inc.* (Biotechnology)	18	211
Beta Bionics, Inc.* (Biotechnology)	34	436
Beta Technologies, Inc.*—Class A (Aerospace & Defense)	29	549
Better Home & Finance Holding Co.* (Specialty Finance)	7	165
BGC Group, Inc.—Class A (Capital Markets)	319	3,675
Bicara Therapeutics, Inc.* (Biotechnology)	37	1,003
BigBear.ai Holdings, Inc.*(a) (IT Services)	413	1,152
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	64	200
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	1	397
BioAge Labs, Inc.* (Pharmaceuticals)	30	271
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	197	1,769
Biohaven, Ltd.* (Biotechnology)	113	1,526
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	36	1,126
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	41	540
Bit Digital, Inc.* (Software)	278	364
Bitdeer Technologies Group* (Technology Services)	110	1,157
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	16	1,082
BK Technologies Corporation* (Technology Hardware)	3	240
BKV Corp.* (Oil, Gas & Consumable Fuels)	27	660
Black Diamond Therapeutics, Inc.* (Biotechnology)	40	68
Black Hills Corp. (Multi-Utilities)	66	4,700
Black Rock Coffee Bar, Inc.* (Hotels, Restaurants & Leisure)	15	121
Blackbaud, Inc.* (Software)	31	1,327
BlackLine, Inc.* (Software)	42	1,319

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap ProFund  ::  89

Common Stocks, continued

	Shares		Value
BlackSky Technology, Inc.* (Professional Services)	28		$645
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	136		1,978
Blaize Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	73		58
Blend Labs, Inc.*—Class A (Software)	156		278
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	73		632
Blue Bird Corp.* (Machinery)	27		2,009
Blue Ridge Bankshares, Inc. (Banking)	56		197
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	7		380
Bluerock Homes Trust, Inc. (Residential REITs)	—	(b)	1
Bob’s Discount Furniture, Inc.* (Specialty Retail)	17		283
Boise Cascade Co. (Trading Companies & Distributors)	31		2,368
Boot Barn Holdings, Inc.* (Specialty Retail)	26		3,874
Borr Drilling, Ltd.* (Energy Equipment & Services)	202		814
Boston Omaha Corp.*—Class A (Media)	19		269
Bowhead Specialty Holdings, Inc.* (Insurance)	15		459
Bowman Consulting Group, Ltd.* (Construction & Engineering)	12		322
Box, Inc.*—Class A (Software)	116		3,660
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	50		114
Brand Engagement Network, Inc.* (IT Services)	4		47
Brandywine Realty Trust (Office REITs)	144		438
Braze, Inc.*—Class A (Software)	81		2,019
BRC, Inc.*(a)—Class A (Food Products)	66		68
Bread Financial Holdings, Inc. (Consumer Finance)	35		3,782
Bridgewater Bancshares, Inc.* (Banks)	18		369
Bright Minds Biosciences, Inc.* (Biotechnology)	6		440
BrightSpire Capital, Inc. (Mortgage REITs)	104		521
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	138		8,239
BrightView Holdings, Inc.* (Commercial Services & Supplies)	60		782
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	37		7,908
Bristow Group, Inc. (Energy Equipment & Services)	22		997
Broadstone Net Lease, Inc. (Equity REIT—Diversified)	165		3,533
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	203		2,964
Brookfield Business Corporation (Technology Hardware)	59		1,749
Brookfield Infrastructure Corp.—Class A (Gas & Water Utilities)	107		4,526
BRT Apartments Corp. (Residential REITs)	8		119
Build-A-Bear Workshop, Inc. (Specialty Retail)	10		339
Bumble, Inc.*—Class A (Interactive Media & Services)	86		245
Burford Capital, Ltd. (Financial Services)	173		713
Burke & Herbert Financial Services Corp. (Banks)	13		952
Business First Bancshares, Inc. (Banks)	27		859
Butterfly Network, Inc.* (Medical Equipment & Devices)	178		1,266

Common Stocks, continued

	Shares	Value
BV Financial, Inc.* (Banking)	6	$123
Byline Bancorp, Inc. (Banks)	26	1,021
C&F Financial Corp. (Banking)	3	248
C3.ai, Inc.*—Class A (Software)	116	1,065
C4 Therapeutics, Inc.* (Biotechnology)	86	299
Cabaletta Bio, Inc.* (Biotechnology)	95	255
Cable One, Inc.* (Media)	4	160
Cabot Corp. (Chemicals)	44	3,873
Cactus, Inc.—Class A (Energy Equipment & Services)	60	3,901
Cadiz, Inc.* (Water Utilities)	48	144
Cadre Holdings, Inc. (Aerospace & Defense)	27	832
Caledonia Mining Corp. PLC (Metals & Mining)	14	257
Caleres, Inc. (Specialty Retail)	28	360
California Resources Corp. (Oil, Gas & Consumable Fuels)	62	3,262
California Water Service Group (Water Utilities)	51	2,555
Calix, Inc.* (Communications Equipment)	50	1,795
Callaway Golf Company* (Leisure Products)	119	2,197
Cal-Maine Foods, Inc. (Food Products)	37	3,247
Calumet, Inc.* (Chemicals)	58	2,563
Camden National Corp. (Banks)	14	810
CAMP4 Therapeutics Corp.* (Biotechnology)	27	93
Camping World Holdings, Inc.—Class A (Specialty Retail)	52	322
Canadian Solar, Inc.* (Semiconductors & Semiconductor Equipment)	41	618
Candel Therapeutics, Inc.* (Biotechnology)	54	541
Cannae Holdings, Inc. (Financial Services)	34	495
Canton Strategic Holdings, Inc.* (Biotechnology)	37	71
Capital Bancorp, Inc. (Banks)	9	336
Capital City Bank Group, Inc. (Banks)	12	622
Capitol Federal Financial, Inc. (Banks)	104	919
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	101	1,609
Capricor Therapeutics, Inc.* (Biotechnology)	45	173
CapsoVision, Inc.* (Health Care Equipment & Supplies)	29	191
Cardinal Infrastructure Group, Inc.*—Class A (Engineering & Construction)	15	928
CareDx, Inc.* (Biotechnology)	43	1,880
CareTrust REIT, Inc. (Health Care REITs)	192	8,051
Cargurus, Inc.* (Interactive Media & Services)	64	2,320
Caribou Biosciences, Inc.* (Biotechnology)	78	114
Carlsmed, Inc.* (Health Care Equipment & Supplies)	7	88
Carriage Services, Inc. (Diversified Consumer Services)	12	484
Cars.com, Inc.* (Interactive Media & Services)	38	450
Carter Bankshares, Inc. (Banks)	19	657
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	31	1,196
Cartesian Therapeutics, Inc.* (Biotechnology)	11	86
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	54	4,843
Cass Information Systems, Inc. (Financial Services)	10	559
Castle Biosciences, Inc.* (Health Care Providers & Services)	25	700
Cathay General Bancorp (Banks)	56	3,539
Cavco Industries, Inc.* (Household Durables)	7	3,829
CB Financial Services, Inc. (Banking)	4	147

See accompanying notes to financial statements.

90  ::  Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
CBIZ, Inc.* (Professional Services)	42	$2,313
CBL & Associates Properties, Inc. (Retail REITs)	16	939
CECO Environmental Corp.* (Commercial Services & Supplies)	45	2,965
Celcuity, Inc.* (Biotechnology)	32	2,764
Celldex Therapeutics, Inc.* (Biotechnology)	66	2,512
Centerspace (Residential REITs)	14	768
Central Garden & Pet Co.* (Household Products)	7	301
Central Garden & Pet Co.*—Class A (Household Products)	43	1,630
Central Pacific Financial Corp. (Banks)	22	867
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	16	2,831
Centuri Holdings, Inc.* (Construction & Engineering)	75	2,088
Century Aluminum Co.* (Metals & Mining)	59	2,641
Century Communities, Inc. (Household Durables)	22	1,478
Century Therapeutics, Inc.* (Biotechnology)	104	210
Cerence, Inc.* (Software)	38	324
CeriBell, Inc.* (Health Care Equipment & Supplies)	23	407
Certara, Inc.* (Health Care Technology)	98	794
Cerus Corp.* (Health Care Equipment & Supplies)	168	361
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	23	751
CF Bankshares, Inc. (Banking)	4	142
CG Oncology, Inc.* (Biotechnology)	62	4,414
Chain Bridge Bancorp, Inc.* (Banking)	2	91
Chaince Digital Holdings, Inc.* (Commercial Support Services)	56	156
Champion Homes, Inc.* (Household Durables)	47	3,742
ChargePoint Holdings, Inc.*(a) (Electrical Equipment)	20	109
Chatham Lodging Trust (Hotel & Resort REITs)	38	507
Chemung Financial Corp. (Banks)	3	244
Chesapeake Utilities Corp. (Gas Utilities)	21	2,788
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	16	156
Chimera Investment Corp. (Mortgage REITs)	71	886
ChoiceOne Financial Services, Inc. (Banks)	12	408
Cimpress PLC* (Commercial Services & Supplies)	14	1,382
Cinemark Holdings, Inc. (Entertainment)	90	3,293
Cipher Mining, Inc.* (Software)	287	6,406
Citi Trends, Inc.* (Specialty Retail)	4	267
Citizens & Northern Corp. (Banks)	15	381
Citizens Community Bancorp, Inc. (Banking)	8	176
Citizens Financial Services, Inc. (Banks)	4	310
Citizens, Inc.* (Insurance)	39	184
City Holding Co. (Banks)	12	1,741
Civeo Corporation*(a) (Commercial Services & Supplies)	9	284
Civista Bancshares, Inc. (Banks)	18	523
Claritev Corp.* (Technology Services)	8	182
Clarivate PLC* (Professional Services)	296	586
Claros Mortgage Trust, Inc.* (Mortgage REITs)	81	143
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	139	270
Cleanspark, Inc.* (Software)	214	2,945
Clear Channel Outdoor Holdings, Inc.* (Media)	330	799

Common Stocks, continued

	Shares	Value
Clear Secure, Inc.—Class A (Software)	81	$4,474
Clearfield, Inc.* (Communications Equipment)	10	303
ClearPoint Neuro, Inc.* (Medical Equipment & Devices)	24	359
Clearwater Paper Corp.* (Paper & Forest Products)	13	273
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	14	375
Clover Health Investments Corp.* (Health Care Facilities & Services)	355	1,479
CNB Financial Corp. (Banks)	25	878
CNO Financial Group, Inc. (Insurance)	79	4,352
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	117	4,189
Coastal Financial Corp.* (Banks)	11	451
CoastalSouth Bancshares, Inc. (Banks)	7	191
Codexis, Inc.* (Life Sciences Tools & Services)	73	102
Cogent Biosciences, Inc.* (Biotechnology)	141	5,489
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	42	567
Cohen & Steers, Inc. (Capital Markets)	24	1,974
Coherus Oncology, Inc.* (Biotechnology)	110	155
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	39	1,872
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	28	991
Colony Bankcorp, Inc. (Banks)	18	395
Columbia Financial, Inc. (Banks)	254	2,748
Columbus McKinnon Corp. (Machinery)	24	460
Commercial Bancgroup, Inc. (Banks)	7	240
Commercial Metals Co. (Metals & Mining)	95	6,529
Commercial Vehicle Group, Inc.* (Machinery)	26	118
Community Bancorp (Banks)	4	162
Community Financial System, Inc. (Banks)	45	2,916
Community Health Systems, Inc.* (Health Care Providers & Services)	110	307
Community Healthcare Trust, Inc. (Health Care REITs)	23	421
Community Trust Bancorp, Inc. (Banks)	14	1,098
Community West Bancshares (Banks)	21	526
CommVault Systems, Inc.* (Software)	38	4,476
Compass Diversified Holdings* (Financial Services)	58	585
Compass Minerals International, Inc.* (Metals & Mining)	27	792
Compass Therapeutics, Inc.* (Biotechnology)	111	212
Compass, Inc.*—Class A (Real Estate Management & Development)	607	6,913
CompX International, Inc. (Commercial Services & Supplies)	1	28
Comstock Holding Cos., Inc.* (Real Estate Management & Development)	3	42
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	60	796
Comstock, Inc.* (Oil, Gas & Consumable Fuels)	62	170
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	100	3,165
Concentrix Corp. (Professional Services)	36	886
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	18	175
Conduent, Inc.* (Professional Services)	122	192

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap ProFund  ::  91

Common Stocks, continued

	Shares	Value
CONMED Corp. (Health Care Equipment & Supplies)	26	$1,204
Connect Biopharma Holdings Ltd.* (Biotechnology)	13	26
ConnectOne Bancorp, Inc. (Banks)	41	1,351
Consensus Cloud Solutions, Inc.* (Software)	15	546
Consolidated Water Co., Ltd. (Water Utilities)	13	380
Constellium SE* (Metals & Mining)	114	3,167
Construction Partners, Inc.*—Class A (Construction & Engineering)	41	4,237
Consumer Portfolio Services, Inc.* (Consumer Finance)	8	75
Contango ORE, Inc.* (Metals & Mining)	22	339
Context Therapeutics, Inc.* (Pharmaceuticals)	79	47
Contineum Therapeutics, Inc.*—Class A (Pharmaceuticals)	23	356
Cooper-Standard Holdings, Inc.* (Automobile Components)	15	442
COPT Defense Properties (Office REITs)	98	3,719
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	14	126
Core Laboratories, Inc. (Energy Equipment & Services)	39	415
Core Molding Technologies, Inc.* (Chemicals)	7	165
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	43	3,433
Core Scientific, Inc.* (IT Services)	265	5,490
CoreCivic, Inc.* (Commercial Services & Supplies)	83	2,482
CorMedix, Inc.* (Pharmaceuticals)	63	474
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	40	424
CorVel Corp.* (Health Care Providers & Services)	25	1,502
Corvus Pharmaceuticals, Inc.* (Biotechnology)	57	756
Costamare Bulkers Holdings Ltd.* (Marine Transportation)	7	137
Costamare, Inc. (Marine Transportation)	38	592
Coty, Inc.*—Class A (Personal Care Products)	306	842
Coursera, Inc.* (Diversified Consumer Services)	186	988
Covenant Logistics Group, Inc.—Class A (Ground Transportation)	13	462
Covista, Inc.* (Diversified Consumer Services)	29	3,621
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	7	147
CRA International, Inc. (Professional Services)	5	895
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	19	1,071
Crane NXT Co. (Electronic Equipment, Instruments & Components)	42	2,182
Crawford & Co.—Class A (Insurance)	14	153
Crescent Biopharma, Inc.* (Biotechnology)	18	260
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	220	2,523
Crexendo, Inc.* (Technology Services)	16	110
Cricut, Inc.—Class A (Household Durables)	42	197
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	88	7,349
CRISPR Therapeutics AG* (Biotechnology)	79	3,791
Critical Metals Corp.* (Metals & Mining)	57	313
CryoPort, Inc.* (Life Sciences Tools & Services)	42	634
CS Disco, Inc.* (Software)	24	94
CSW Industrials, Inc. (Building Products)	14	4,464

Common Stocks, continued

	Shares	Value
CTO Realty Growth, Inc. (Equity REIT—Diversified)	28	$615
CTS Corp. (Electronic Equipment, Instruments & Components)	24	1,539
Cullinan Therapeutics, Inc.* (Biotechnology)	51	842
Curbline Properties Corp. (Retail REITs)	84	2,574
CuriosityStream, Inc. (Entertainment Content)	35	85
Cushman & Wakefield Ltd.* (Real Estate Services)	202	2,711
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	52	528
Customers Bancorp, Inc.* (Banks)	26	2,046
CVB Financial Corp. (Banks)	145	3,244
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	25	891
CVRx, Inc.* (Health Care Equipment & Supplies)	13	67
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	103	435
Cytokinetics, Inc.* (Biotechnology)	112	8,638
CytomX Therapeutics, Inc.* (Biotechnology)	150	465
Daily Journal Corp.* (Software)	1	587
Dakota Gold Corp.* (Metals & Mining)	99	449
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	34	672
Damora Therapeutics, Inc.* (Biotechnology)	45	1,305
Dana, Inc. (Automobile Components)	94	2,532
Dauch Corporation* (Automobile Components)	200	1,130
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	23	249
Dave, Inc.* (Software)	9	3,354
Definium Therapeutics, Inc.* (Pharmaceuticals)	110	4,787
Del Monte Corporation (Food Products)	28	832
Delcath Systems, Inc.* (Medical Equipment & Devices)	24	293
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	52	3,529
Deluxe Corp. (Commercial Services & Supplies)	38	983
Denali Therapeutics, Inc.* (Biotechnology)	124	2,854
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	173	2,313
Designer Brands, Inc.—Class A (Specialty Retail)	29	175
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	125	2,321
DiaMedica Therapeutics, Inc.* (Biotechnology)	31	197
DiamondRock Hospitality Co. (Hotel & Resort REITs)	175	2,317
Dianthus Therapeutics, Inc.* (Biotechnology)	40	4,277
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	19	1,399
Digi International, Inc.* (Communications Equipment)	32	2,231
Digimarc Parent, Inc.* (Software)	11	72
Digital Turbine, Inc.* (Software)	95	766
DigitalBridge Group, Inc. (Real Estate Management & Development)	151	2,396
Dime Commercial Bancshares, Inc. (Banks)	35	1,427
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	11	395
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	39	3,210
Disc Medicine, Inc.* (Biotechnology)	24	1,848
Distribution Solutions Group, Inc.* (Trading Companies & Distributors)	8	277

See accompanying notes to financial statements.

92  ::  Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Diversified Energy Co. (Oil & Gas Producers)	60	$807
Diversified Healthcare Trust (Health Care REITs)	189	1,682
Dlocal Ltd./Uruguay (Financial Services)	77	1,161
DNOW, Inc.* (Trading Companies & Distributors)	159	2,245
Dole PLC (Food Products)	66	933
Domo, Inc.*—Class B (Software)	32	118
Donegal Group, Inc.—Class A (Insurance)	15	296
Donnelley Financial Solutions, Inc.* (Capital Markets)	21	993
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	32	1,517
Dorman Products, Inc.* (Automobile Components)	23	3,064
DoubleVerify Holdings, Inc.* (Software)	119	1,339
Douglas Dynamics, Inc. (Machinery)	20	883
Douglas Elliman, Inc.* (Real Estate Services)	62	105
Douglas Emmett, Inc. (Office REITs)	140	1,655
Dream Finders Homes, Inc.*—Class A (Household Durables)	24	307
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	51	728
Ducommun, Inc.* (Aerospace & Defense)	12	2,148
Duos Technologies Group, Inc.* (Software)	22	189
D-Wave Quantum, Inc.* (Software)	312	5,641
DXC Technology Co.* (IT Services)	145	1,630
DXP Enterprises, Inc.* (Trading Companies & Distributors)	11	1,727
Dyne Therapeutics, Inc.* (Biotechnology)	128	3,223
Dynex Capital, Inc. (Mortgage REITs)	185	2,352
Eagle Bancorp Montana, Inc. (Banking)	6	141
Eagle Bancorp, Inc. (Banks)	24	666
Eagle Financial Services, Inc. (Banking)	4	162
Easterly Government Properties, Inc. (Office REITs)	38	926
Eastern Bankshares, Inc. (Banks)	186	4,271
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	55	462
ECB BanCorp., Inc.* (Banking)	6	123
Ecovyst, Inc.* (Chemicals)	93	1,122
Edgewell Personal Care Co. (Personal Care Products)	40	1,088
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	60	2,306
Editas Medicine, Inc.* (Biotechnology)	85	219
eGain Corp.* (Software)	14	95
Eikon Therapeutics, Inc.* (Biotechnology)	18	166
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	24	395
Electromed, Inc.* (Medical Equipment & Devices)	6	244
Eledon Pharmaceuticals, Inc.* (Biotechnology)	65	220
Elemental Royalty Corporation (Metals & Mining)	30	470
Elicio Therapeutics, Inc.* (Biotechnology)	11	31
Eliem Therapeutics, Inc.* (Biotechnology)	30	357
Ellington Financial, Inc. (Mortgage REITs)	105	1,394
Elmet Group Company (The)* (Machinery)	8	111
Embecta Corp. (Health Care Equipment & Supplies)	51	186
Emergent BioSolutions, Inc.* (Biotechnology)	44	318
Empire State Realty Trust, Inc. (Equity REIT—Diversified)	121	612
Employers Holdings, Inc. (Insurance)	16	809
Enact Holdings, Inc. (Financial Services)	23	1,088
Enanta Pharmaceuticals, Inc.* (Biotechnology)	24	302

Common Stocks, continued

	Shares	Value
Encore Capital Group, Inc.* (Consumer Finance)	18	$1,693
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	165	180
Energizer Holdings, Inc. (Household Products)	53	1,111
Energous Corporation* (Electrical Equipment)	5	71
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	213	2,437
Energy Recovery, Inc.* (Machinery)	44	381
Energy Services of America Corp. (Engineering & Construction)	12	173
Energy Vault Holdings, Inc.* (Electrical Equipment)	117	333
Enerpac Tool Group Corp. (Machinery)	44	1,573
EnerSys (Electrical Equipment)	31	5,767
Enliven Therapeutics, Inc.* (Pharmaceuticals)	36	1,973
Ennis, Inc. (Commercial Services & Supplies)	21	458
Enova International, Inc.* (Consumer Finance)	21	5,337
Enovis Corp.* (Health Care Equipment & Supplies)	49	1,428
Enovix Corp.* (Electrical Equipment)	168	687
Enpro, Inc. (Machinery)	18	5,651
Enterprise Financial Services Corp. (Banks)	31	2,056
Entrada Therapeutics, Inc.* (Biotechnology)	25	170
Entravision Communications Corp.—Class A (Media)	54	606
Envela Corp.* (Renewable Energy)	6	130
Enviri Corporation* (Commercial Services & Supplies)	22	488
Eos Energy Enterprises, Inc.*(a) (Renewable Energy)	291	984
ePlus, Inc. (Electronic Equipment, Instruments & Components)	22	2,033
Epsilon Energy Ltd. (Oil & Gas Producers)	17	95
Equity Bancshares, Inc.—Class A (Banks)	15	760
Erasca, Inc.* (Biotechnology)	186	3,376
Ermenegildo Zegna NV (Apparel & Textile Products)	39	574
Escalade, Inc. (Leisure Products)	7	139
ESCO Technologies, Inc. (Machinery)	22	6,937
Espey Manufacturing & Electronics Corp. (Electrical Equipment)	2	118
Esquire Financial Holdings, Inc. (Banks)	6	775
Essent Group, Ltd. (Financial Services)	77	5,078
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	186	5,820
Establishment Labs Holdings, Inc.* (Health Care Equipment & Supplies)	23	2,128
Ethan Allen Interiors, Inc. (Household Durables)	20	448
Eton Pharmaceuticals, Inc.* (Biotechnology)	23	1,068
Eve Holding, Inc.* (Aerospace & Defense)	84	195
EverCommerce, Inc.* (Software)	12	148
Everforth, Inc.* (IT Services)	34	967
EverQuote, Inc.*—Class A (Interactive Media & Services)	24	605
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	16	232
EVERTEC, Inc. (Financial Services)	53	1,613
EVgo, Inc.* (Specialty Retail)	115	182
EVI Industries, Inc. (Trading Companies & Distributors)	5	70
Evolent Health, Inc.*—Class A (Health Care Technology)	97	30

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap ProFund  ::  93

Common Stocks, continued

	Shares	Value
Evolus, Inc.* (Pharmaceuticals)	50	$292
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	27	99
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	139	769
Evommune, Inc.* (Biotechnology)	11	124
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	20	785
eXp World Holdings, Inc. (Real Estate Management & Development)	80	324
Exponent, Inc. (Professional Services)	42	2,808
Expro Ltd.* (Energy Equipment & Services)	70	1,117
Extreme Networks, Inc.* (Communications Equipment)	110	3,315
Exzeo Group, Inc.* (Insurance)	7	109
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	65	796
F&G Annuities & Life, Inc. (Insurance)	30	857
Falcon’s Beyond Global, Inc.* (Professional Services)	24	239
Farmers & Merchants Bancorp, Inc. (Banks)	11	367
Farmers National Banc Corp. (Banks)	50	793
Farmland Partners, Inc. (Specialized REITs)	35	327
Fastly, Inc.*—Class A (IT Services)	129	2,923
FB BanCorp, Inc.* (Banking)	13	201
FB Financial Corp. (Banks)	38	2,294
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	8	1,821
Federal Signal Corp. (Machinery)	52	6,498
Fennec Pharmaceuticals, Inc.* (Biotechnology)	25	239
Ferroglobe PLC (Metals & Mining)	102	324
Fidelis Insurance Holdings, Ltd. (Insurance)	37	936
Fidelity D&D Bancorp, Inc. (Banks)	4	210
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	80	856
Finance Of America Companies, Inc.* (Specialty Finance)	3	68
Financial Institutions, Inc. (Banks)	17	705
Finwise Bancorp* (Banking)	8	110
Firefly Aerospace, Inc.* (Aerospace & Defense)	67	1,362
First Advantage Corp.* (Professional Services)	68	1,349
First Bancorp (Banks)	132	3,819
First Bancorp (Banks)	35	2,200
First Bank (Banks)	19	352
First Busey Corp. (Banks)	69	2,129
First Business Financial Services, Inc. (Banks)	7	491
First Capital, Inc. (Banking)	3	190
First Commonwealth Financial Corp. (Banks)	87	1,873
First Community Bancshares, Inc. (Banks)	14	668
First Community Corp (Banking)	7	239
First Financial Bancorp (Banks)	90	3,045
First Financial Bankshares, Inc. (Banks)	113	3,971
First Financial Corp. (Banks)	10	806
First Guaranty Bancshares, Inc. (Banks)	5	48
First Internet Bancorp (Banks)	7	206
First Interstate BancSystem, Inc.—Class A (Banks)	78	2,966
First Merchants Corp. (Banks)	54	2,330
First Mid Bancshares, Inc. (Banks)	21	1,094
First National Corp. (Banking)	7	222
First Northern Community Bancorp* (Banks)	13	239

Common Stocks, continued

	Shares	Value
First Tracks Biotherapeutics, Inc.* (Biotechnology)	20	$881
First United Corp. (Banking)	5	221
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	52	668
First Western Financial, Inc.* (Banks)	7	218
FirstCash Holdings, Inc. (Consumer Finance)	35	7,139
Firstsun Capital Bancorp* (Banking)	21	812
Five Star Bancorp (Banks)	13	613
Five9, Inc.* (Software)	65	1,789
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	27	843
Flexsteel Industries, Inc. (Household Durables)	3	222
Flotek Industries, Inc.* (Oil & Gas Services & Equipment)	12	282
Flowco Holdings, Inc.—Class A (Oil & Gas Services & Equipment)	30	614
Flowers Foods, Inc. (Food Products)	161	1,130
Fluence Energy, Inc.* (Electrical Equipment)	74	1,031
Fluor Corp.* (Construction & Engineering)	121	6,071
flyExclusive, Inc.* (Passenger Airlines)	12	14
Flywire Corp.* (Financial Services)	101	1,617
FMC Corp. (Chemicals)	107	1,146
Foghorn Therapeutics, Inc.* (Biotechnology)	31	140
Forafric Global PLC* (Food Products)	5	54
Forestar Group, Inc.* (Real Estate Management & Development)	17	479
Forte Biosciences, Inc.* (Biotechnology)	16	1,226
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	82	1,572
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	9	564
Forward Air Corp.* (Air Freight & Logistics)	20	281
Forward Industries, Inc.* (Electronic Equipment, Instruments & Components)	52	210
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	46	228
Four Corners Property Trust, Inc. (Specialized REITs)	94	2,406
Fox Factory Holding Corp.* (Automobile Components)	36	648
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	66	501
Franklin Covey Co.* (Professional Services)	8	172
Franklin Electric Co., Inc. (Machinery)	32	3,351
Franklin Financial Services Corp. (Banking)	4	253
FreightCar America, Inc.* (Machinery)	13	104
Frequency Electronics Inc* (Technology Hardware)	6	348
Freshworks, Inc.*—Class A (Software)	181	2,055
Friedman Industries, Inc. (Steel)	6	200
Frontdoor, Inc.* (Diversified Consumer Services)	61	4,429
Frontier Group Holdings, Inc.* (Passenger Airlines)	50	338
FrontView REIT, Inc. (Retail REITs)	18	366
FRP Holdings, Inc.* (Real Estate Management & Development)	10	223
FS Bancorp, Inc. (Banks)	6	257
FTAI Infrastructure, Inc. (Ground Transportation)	93	347
fuboTV, Inc.* (Internet Media & Services)	24	212
FuelCell Energy, Inc.* (Electrical Equipment)	46	994
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	50	179
Fulgent Genetics, Inc.* (Health Care Providers & Services)	16	265

See accompanying notes to financial statements.

94  ::  Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Fulton Financial Corp. (Banks)	166	$4,039
Funko, Inc.*—Class A (Leisure Products)	36	210
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	22	109
FVCBankcorp, Inc. (Banks)	13	242
Galectin Therapeutics, Inc.* (Biotechnology)	40	119
Gannett Co., Inc.* (Media)	116	1,008
Garrett Motion, Inc. (Automotive)	148	4,611
GATX Corp. (Trading Companies & Distributors)	30	5,365
GBank Financial Holdings, Inc.* (Specialty Finance)	8	167
GCM Grosvenor, Inc.—Class A (Capital Markets)	50	624
Gemini Space Station, Inc.*(a) (Capital Markets)	35	137
Genco Shipping & Trading, Ltd. (Marine Transportation)	28	715
Gencor Industries, Inc.* (Machinery)	9	128
GeneDx Holdings Corp.* (Health Care Providers & Services)	17	1,107
Generate Biomedicines, Inc.* (Biotechnology)	21	294
Genesco, Inc.* (Specialty Retail)	8	306
Genie Energy, Ltd.—Class B (Electric Utilities)	18	250
Genius Sports Ltd.* (Leisure Facilities & Services)	201	1,393
Gentherm, Inc.* (Automobile Components)	26	1,055
Genworth Financial, Inc.*—Class A (Insurance)	326	3,205
German American Bancorp, Inc. (Banks)	32	1,628
Geron Corp.* (Biotechnology)	473	610
Getty Realty Corp. (Retail REITs)	49	1,673
Gevo, Inc.* (Renewable Energy)	202	299
Gibraltar Industries, Inc.* (Building Products)	26	1,099
GigaCloud Technology, Inc.*—Class A (Distributors)	22	962
G-III Apparel Group, Ltd. (Textiles, Apparel & Luxury Goods)	31	1,129
Ginkgo Bioworks Holdings, Inc.* (Health Care Facilities & Services)	40	324
Glacier Bancorp, Inc. (Banks)	112	5,520
Gladstone Commercial Corp. (Equity REIT—Diversified)	41	513
Gladstone Land Corp. (Specialized REITs)	34	276
Glaukos Corp.* (Health Care Equipment & Supplies)	49	8,168
Global Business Travel Group, Inc.* (Hotels, Restaurants & Leisure)	107	1,010
Global Industrial Co. (Trading Companies & Distributors)	13	465
Global Medical REIT, Inc. (Health Care REITs)	11	391
Global Net Lease, Inc. (Equity REIT—Diversified)	163	1,421
Global Water Resources, Inc. (Water Utilities)	12	86
Globant S.A.* (IT Services)	36	1,318
Gogo, Inc.* (Wireless Telecommunication Services)	68	284
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	83	4,079
Gold.com, Inc. (Distributors)	17	703
Goosehead Insurance, Inc.*—Class A (Insurance)	20	1,240
GoPro, Inc.*—Class A (Household Durables)	114	85
GPGI, Inc.—Class A (Technology Hardware, Storage & Peripherals)	153	2,021
GrafTech International Ltd.* (Electrical Equipment)	14	94
Graham Corp.* (Machinery)	9	863

Common Stocks, continued

	Shares	Value
Graham Holdings Co.—Class B (Diversified Consumer Services)	3	$3,611
GRAIL, Inc.* (Biotechnology)	35	2,400
Granite Construction, Inc. (Construction & Engineering)	38	4,597
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	48	228
Gray Television, Inc. (Media)	75	303
Great Southern Bancorp, Inc. (Banks)	7	562
Green Brick Partners, Inc.* (Household Durables)	26	1,839
Green Dot Corp.*—Class A (Consumer Finance)	46	603
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	59	994
Greene County Bancorp, Inc. (Banks)	6	201
Greenlight Capital Re, Ltd.*—Class A (Insurance)	22	366
Greenwich Lifesciences, Inc.* (Biotechnology)	6	81
Greif, Inc.—Class A (Containers & Packaging)	21	1,817
Greif, Inc.—Class B (Containers & Packaging)	4	434
Grid Dynamics Holdings, Inc.* (IT Services)	56	386
Griffon Corp. (Building Products)	33	2,844
Grindr, Inc.* (Interactive Media & Services)	22	381
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	80	735
Group 1 Automotive, Inc. (Specialty Retail)	10	2,868
Groupon, Inc.* (Broadline Retail)	20	552
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	27	151
Guardian Pharmacy Services, Inc.*—Class A (Consumer Staples Distribution & Retail)	15	593
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	13	2,098
Gyre Therapeutics, Inc.* (Biotechnology)	15	86
H.B. Fuller Co. (Chemicals)	47	2,599
H2O America (Water Utilities)	30	1,839
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	109	4,128
Haemonetics Corp.* (Health Care Equipment & Supplies)	40	3,422
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	30	427
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	6	138
Hamilton Insurance Group, Ltd.—Class B (Insurance)	39	1,402
Hancock Whitney Corp. (Banks)	70	5,390
Hanmi Financial Corp. (Banks)	25	797
Hanover Bancorp, Inc. (Banking)	4	105
Harley-Davidson, Inc. (Automobiles)	89	2,184
Harmonic, Inc.* (Communications Equipment)	94	1,086
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	38	1,339
Harrow, Inc.* (Pharmaceuticals)	27	1,047
Haverty Furniture Cos., Inc. (Specialty Retail)	12	296
Hawaiian Electric Industries, Inc.* (Electric Utilities)	140	1,809
Hawkins, Inc. (Chemicals)	17	2,177
Hawthorn Bancshares, Inc. (Banking)	5	195
HBT Financial, Inc. (Banks)	14	502
HCI Group, Inc. (Insurance)	10	1,750
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	59	1,37

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap ProFund  ::  95

Common Stocks, continued

	Shares	Value
HealthEquity, Inc.* (Health Care Providers & Services)	72	$7,244
HealthStream, Inc. (Health Care Technology)	20	561
HeartFlow, Inc.* (Health Care Technology)	68	1,716
Heartland Express, Inc. (Ground Transportation)	33	404
Helen of Troy, Ltd.* (Household Durables)	20	553
Helios Technologies, Inc. (Machinery)	28	2,181
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	119	1,132
Helmerich & Payne, Inc. (Energy Equipment & Services)	83	2,869
Herbalife, Ltd.* (Personal Care Products)	87	1,081
Herc Holdings, Inc. (Trading Companies & Distributors)	28	4,204
Heritage Financial Corp. (Banks)	35	1,041
Heritage Insurance Holdings, Inc.* (Insurance)	21	617
Heron Therapeutics, Inc.* (Biotechnology)	135	67
Hertz Global Holdings, Inc.* (Ground Transportation)	109	173
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	19	136
Highwoods Properties, Inc. (Office REITs)	94	3,114
Hillman Solutions Corp.* (Machinery)	169	1,330
Hilltop Holdings, Inc. (Banks)	34	1,341
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	48	2,215
Himalaya Shipping, Ltd. (Marine Transportation)	25	393
Hims & Hers Health, Inc.* (Health Care Providers & Services)	183	5,082
Hinge Health, Inc.* (Health Care Providers & Services)	35	2,615
Hingham Institution for Savings (Banks)	1	285
Hippo Holdings, Inc.* (Insurance)	16	503
HireQuest, Inc. (Professional Services)	5	65
HMH Holding, Inc.* (Energy Equipment & Services)	9	187
HNI Corp. (Commercial Services & Supplies)	61	2,746
Holley, Inc.* (Automobile Components)	66	176
Hologic, Inc.* (Biotechnology)	26	317
Home Bancorp, Inc. (Banks)	6	428
Home BancShares, Inc. (Banks)	160	4,971
HomeTrust Bancshares, Inc. (Banks)	13	665
Hope Bancorp, Inc. (Banks)	106	1,485
Horace Mann Educators Corp. (Insurance)	34	1,772
Horizon Bancorp, Inc. (Banks)	43	879
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	4	496
Hub Group, Inc.—Class A (Air Freight & Logistics)	51	2,373
Hudson Pacific Properties, Inc.* (Office REITs)	45	620
Hudson Technologies, Inc.* (Trading Companies & Distributors)	32	193
Huntsman Corporation (Chemicals)	142	1,386
Huron Consulting Group, Inc.* (Professional Services)	14	2,125
Hut 8 Corp.* (Software)	87	9,364
Hycroft Mining Holding Corporation* (Metals & Mining)	46	898
Hyliion Holdings Corp.* (Machinery)	108	384
Hyperfine, Inc.* (Health Care Equipment & Supplies)	66	62
Hyperliquid Strategies, Inc.* (Biotechnology)	106	658

Common Stocks, continued

	Shares	Value
Hyster-Yale, Inc.—Class A (Machinery)	10	$334
I3 Verticals, Inc.*—Class A (Financial Services)	19	400
IBEX Holdings, Ltd.* (Professional Services)	8	283
Ibotta, Inc.*—Class A (Media)	8	192
ICF International, Inc. (Professional Services)	15	1,214
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	30	2,258
ICU Medical, Inc.* (Health Care Equipment & Supplies)	21	3,539
Idaho Strategic Resources, Inc.* (Metals & Mining)	13	365
Ideaya Biosciences, Inc.* (Biotechnology)	71	2,521
IDT Corp.—Class B (Diversified Telecommunication Services)	14	922
iHeartMedia, Inc.*—Class A (Media)	104	373
IMAX Corp.* (Entertainment)	39	1,866
Immersion Corp. (Technology Hardware, Storage & Peripherals)	24	181
Immix Biopharma, Inc.* (Biotechnology)	35	291
Immuneering Corp.* (Biotechnology)	45	186
ImmunityBio, Inc.* (Biotechnology)	326	2,337
Immunome, Inc.* (Biotechnology)	89	2,026
Immunovant, Inc.* (Biotechnology)	72	2,781
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	25	3,784
Independence Realty Trust, Inc. (Residential REITs)	203	3,376
Independent Bank Corp. (Banks)	17	649
Independent Bank Corp. (Banks)	41	3,437
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	181	585
Indivior Pharmaceuticals, Inc.* (Pharmaceuticals)	101	4,041
Industrial Logistics Properties Trust (Industrial REITs)	48	413
Infinity Natural Resources, Inc.*—Class A (Oil & Gas Producers)	14	184
Infleqtion, Inc.* (Technology Hardware, Storage & Peripherals)	99	973
Information Services Group, Inc. (IT Services)	30	125
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	16	146
Ingevity Corp.* (Chemicals)	30	2,193
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	13	1,170
Inhibikase Therapeutics, Inc.* (Biotechnology)	103	225
Inhibrx Biosciences, Inc.* (Biotechnology)	8	656
Innodata, Inc.* (Professional Services)	27	1,696
Innospec, Inc. (Chemicals)	21	1,806
Innovage Holding Corp.* (Health Care Providers & Services)	19	216
INNOVATE Corporation* (Construction & Engineering)	5	41
Innovative Aerosystems, Inc.* (Aerospace & Defense)	13	238
Innovative Industrial Properties, Inc. (Industrial REITs)	24	1,411
Innovex International, Inc.* (Energy Equipment & Services)	39	1,095
Innoviva, Inc.* (Pharmaceuticals)	64	1,342
Innventure, Inc.* (Capital Markets)	47	151

See accompanying notes to financial statements.

96  ::  Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Inogen, Inc.* (Health Care Equipment & Supplies)	21	$135
Inseego Corp.* (Technology Hardware)	10	70
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	24	3,094
Insperity, Inc. (Professional Services)	31	1,569
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	25	1,255
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	21	144
Installed Building Products, Inc. (Household Durables)	20	4,459
Insteel Industries, Inc. (Building Products)	16	490
Intapp, Inc.* (Software)	47	1,536
Integer Holdings Corp.* (Health Care Equipment & Supplies)	29	3,515
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	58	966
Intellia Therapeutics, Inc.* (Biotechnology)	114	1,218
Intellicheck, Inc.* (Software)	16	58
InterDigital, Inc. (Software)	22	6,706
Interface, Inc. (Commercial Services & Supplies)	49	1,679
International Bancshares Corp. (Banks)	47	3,597
International Game Technology PLC (Hotels, Restaurants & Leisure)	83	833
International Money Express, Inc.* (Financial Services)	24	285
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	36	3,462
Interparfums, Inc. (Personal Care Products)	16	1,992
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	10	124
Intrepid Potash, Inc.* (Chemicals)	9	306
Intuitive Machines, Inc.* (Aerospace & Defense)	108	1,333
InvenTrust Properties Corp. (Retail REITs)	67	2,372
Invesco Mortgage Capital, Inc. (Mortgage REITs)	77	571
Investar Holding Corp. (Banks)	11	331
Investors Title Co. (Insurance)	1	289
Invivyd, Inc.* (Biotechnology)	178	95
Iovance Biotherapeutics, Inc.* (Biotechnology)	336	1,368
iRadimed Corp. (Health Care Equipment & Supplies)	7	636
IRhythm Holdings, Inc.* (Health Care Equipment & Supplies)	28	3,281
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	138	584
Isabella Bank Corporation (Banks)	6	238
Itron, Inc.* (Electronic Equipment, Instruments & Components)	38	3,787
Ivanhoe Electric, Inc.* (Metals & Mining)	103	942
J & J Snack Foods Corp. (Food Products)	13	995
J Jill, Inc. (Specialty Retail)	6	109
Jack in the Box, Inc.* (Hotels, Restaurants & Leisure)	15	246
Jackson Financial, Inc.—Class A (Financial Services)	56	6,847
Jade Biosciences, Inc.* (Biotechnology)	27	533
JAKKS Pacific, Inc. (Leisure Products)	8	211
James River Group Holdings, Inc. (Insurance)	32	144
Janus International Group, Inc.* (Building Products)	113	580
Janux Therapeutics, Inc.* (Biotechnology)	37	561
JBG SMITH Properties (Office REITs)	51	717

Common Stocks, continued

	Shares	Value
Jefferson Capital, Inc. (Consumer Finance)	19	$382
JetBlue Airways Corp.* (Passenger Airlines)	288	1,737
JFrog Ltd.* (Software)	92	7,341
Joby Aviation, Inc.* (Passenger Airlines)	573	4,096
John B. Sanfilippo & Son, Inc. (Food Products)	7	579
John Bean Technologies Corp. (Machinery)	45	6,232
John Marshall Bancorp, Inc. (Banks)	11	255
John Wiley & Sons, Inc.—Class A (Media)	33	1,723
Johnson Outdoors, Inc.—Class A (Leisure Products)	5	235
Kadant, Inc. (Machinery)	10	3,075
Kailera Therapeutics, Inc.* (Biotechnology)	39	661
Kaiser Aluminum Corp. (Metals & Mining)	14	2,236
Kaltura, Inc.* (Software)	77	105
Karat Packaging, Inc. (Trading Companies & Distributors)	7	282
Karyopharm Therapeutics, Inc.* (Biotechnology)	17	33
KB Home (Household Durables)	52	2,858
Kearney Financial Corp. (Banks)	50	480
Keel Infrastructure Corporation* (Software)	499	1,981
Kelly Services, Inc.—Class A (Professional Services)	25	371
Kemper Corp. (Insurance)	50	1,419
Kennametal, Inc. (Machinery)	66	2,242
Keros Therapeutics, Inc.* (Biotechnology)	16	161
Kestra Medical Technologies Ltd.* (Medical Equipment & Devices)	23	525
Kforce, Inc. (Professional Services)	14	795
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	20	495
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	26	139
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	44	2,225
Kingstone Companies, Inc. (Insurance)	10	200
Kingsway Financial Services, Inc.* (Insurance)	18	160
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	36	2,676
Kite Realty Group Trust (Retail REITs)	175	5,009
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	46	320
Knife River Corp.* (Construction Materials)	49	3,585
Knowles Corp.* (Electronic Equipment, Instruments & Components)	73	2,671
Kodiak Gas Services, Inc. (Energy Equipment & Services)	85	4,990
Kodiak Sciences, Inc.* (Biotechnology)	33	1,372
Kohl’s Corp. (Broadline Retail)	93	1,779
Kolibri Global Energy, Inc.* (Oil & Gas Producers)	25	130
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	47	3,935
Kopin Corp.* (Technology Hardware)	148	521
Koppers Holdings, Inc. (Chemicals)	15	735
Korn Ferry (Professional Services)	45	3,701
Korro Bio, Inc.* (Biotechnology)	9	93
KORU Medical Systems, Inc.* (Medical Equipment & Devices)	38	156
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	503	1,353
Krispy Kreme, Inc.* (Hotels, Restaurants & Leisure)	68	216
Kronos Worldwide, Inc. (Chemicals)	19	114

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap ProFund  ::  97

Common Stocks, continued

	Shares	Value
Krystal Biotech, Inc.* (Biotechnology)	22	$7,504
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	44	3,925
Kura Oncology, Inc.* (Biotechnology)	72	649
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	6	276
KVH Industries, Inc.* (Communications Equipment)	11	102
Kymera Therapeutics, Inc.* (Biotechnology)	53	5,480
Kyverna Therapeutics, Inc.* (Biotechnology)	35	256
L.B. Foster Co.*—Class A (Machinery)	8	329
Ladder Capital Corp. (Mortgage REITs)	97	927
Lakeland Financial Corp. (Banks)	21	1,316
Lancaster Colony Corp. (Food Products)	17	1,816
Landmark BanCorp, Inc. (Banking)	4	125
Lands’ End, Inc.* (Specialty Retail)	8	96
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	55	5,479
Lantronix Inc* (Communications Equipment)	30	161
LanzaTech Global, Inc.* (Commercial Services & Supplies)	1	6
Larimar Therapeutics, Inc.* (Biotechnology)	56	214
Latham Group, Inc.* (Leisure Products)	44	236
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	103	3,946
La-Z-Boy, Inc. (Household Durables)	34	1,339
LB Pharmaceuticals, Inc.* (Pharmaceuticals)	19	762
LCI Industries (Automobile Components)	20	2,047
LCNB Corp. (Banks)	12	238
Lee Enterprises, Inc.* (Media)	6	46
Legacy Housing Corp.* (Household Durables)	8	210
Legalzoom.com, Inc.* (Commercial Support Services)	102	803
Legence Corporation* (Construction & Engineering)	50	3,197
Leggett & Platt, Inc. (Household Durables)	115	1,127
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	18	1,824
Lemonade, Inc.* (Insurance)	61	2,947
LendingClub Corp.* (Consumer Finance)	97	1,857
LendingTree, Inc.* (Consumer Finance)	10	319
LENZ Therapeutics, Inc.* (Biotechnology)	17	90
Lexeo Therapeutics, Inc.* (Biotechnology)	60	248
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	210	485
LGI Homes, Inc.* (Household Durables)	18	982
Liberty Capital Corporation*—Class A (Diversified Telecommunication Services)	3	71
Liberty Capital Corporation*—Class C (Diversified Telecommunication Services)	28	649
Liberty Energy, Inc. (Energy Equipment & Services)	136	2,545
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	26	212
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	110	888
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	124	5,592
Life360, Inc.* (Software)	16	865
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	24	106
LifeMD, Inc.* (Health Care Technology)	34	119

Common Stocks, continued

	Shares	Value
LifeStance Health Group, Inc.* (Health Care Providers & Services)	162	$1,698
Lifetime Brands, Inc. (Household Durables)	10	84
Lifeway Foods, Inc.* (Food Products)	5	149
Lifezone Metals, Ltd.* (Metals & Mining)	33	112
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	17	4,887
Lightbridge Corp.* (Electrical Equipment)	29	239
LightPath Technologies, Inc.*—Class A (Electronic Equipment, Instruments & Components)	47	487
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	136	879
Limbach Holdings, Inc.* (Construction & Engineering)	9	645
Limoneira Co. (Food Products)	14	182
Lincoln Educational Services Corp.* (Diversified Consumer Services)	26	1,087
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	42	1,242
Lindsay Corp. (Machinery)	9	997
Lineage Cell Therapeutics, Inc.* (Biotechnology)	156	168
Lionsgate Studios Corp.* (Entertainment)	168	2,231
Liquidia Corp.* (Pharmaceuticals)	60	5,046
Liquidity Services, Inc.* (Commercial Services & Supplies)	20	780
LivaNova PLC* (Health Care Equipment & Supplies)	47	3,767
Live Oak Bancshares, Inc. (Banks)	31	1,327
LiveRamp Holdings, Inc.* (Software)	53	2,007
Livewire Group, Inc.* (Automobiles)	10	18
loanDepot, Inc.* (Specialty Finance)	96	94
LSB Industries, Inc.* (Chemicals)	51	555
LSI Industries, Inc. (Electrical Equipment)	28	655
LTC Properties, Inc. (Health Care REITs)	42	1,690
Lucid Diagnostics, Inc.* (Medical Equipment & Devices)	126	110
Lucid Group, Inc.*(a) (Automobiles)	108	797
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	822	5,243
Lumexa Imaging Holdings, Inc.* (Health Care Facilities & Services)	16	167
Luxfer Holdings PLC (Machinery)	23	392
LXP Industrial Trust (Industrial REITs)	50	3,027
Lyell Immunopharma, Inc.* (Biotechnology)	8	104
M/I Homes, Inc.* (Household Durables)	22	3,215
MacroGenics, Inc.* (Biotechnology)	53	196
Madison Square Garden Entertainment Corp.* (Entertainment)	34	2,627
Magnera Corp.* (Forestry, Paper & Wood Products)	29	384
Magnite, Inc.* (Media)	122	2,354
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	196	5,039
MainStreet Bancshares, Inc. (Banking)	5	115
Malibu Boats, Inc.*—Class A (Leisure Products)	17	469
Mama’s Creations, Inc.* (Food Products)	32	590
Mannkind Corp.* (Biotechnology)	260	1,017
ManpowerGroup, Inc. (Professional Services)	40	2,097
MapLight Therapeutics, Inc.* (Biotechnology)	9	117
MARA Holdings, Inc.* (Software)	328	3,713
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	95	624

See accompanying notes to financial statements.

98  ::  Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Marcus & Millichap, Inc. (Real Estate Management & Development)	19	$584
Marex Group Ltd. (Capital Markets)	53	3,441
MarineMax, Inc.* (Specialty Retail)	17	586
MarketWise, Inc. (Capital Markets)	2	39
Marqeta, Inc.* (Financial Services)	74	1,285
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	24	2,340
Marten Transport, Ltd. (Ground Transportation)	50	740
Masterbrand, Inc.* (Building Products)	172	1,419
MasterCraft Boat Holdings, Inc.* (Leisure Products)	16	383
Materion Corp. (Metals & Mining)	18	3,795
Mativ Holdings, Inc. (Chemicals)	47	410
Matrix Service Co.* (Construction & Engineering)	23	267
Matson, Inc. (Marine Transportation)	26	5,268
Matthews International Corp.—Class A (Commercial Services & Supplies)	26	722
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	5	87
Maximus, Inc. (Professional Services)	47	2,831
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	73	4,878
Mayville Engineering Co., Inc.* (Machinery)	12	308
Maze Therapeutics, Inc.* (Biotechnology)	30	808
MBIA, Inc.* (Insurance)	39	200
MBX Biosciences, Inc.* (Pharmaceuticals)	26	1,714
McEwen Mining, Inc.* (Metals & Mining)	44	761
McGrath RentCorp (Trading Companies & Distributors)	21	2,418
McGraw Hill, Inc.* (Diversified Consumer Services)	21	230
Mechanics Bancorp (Banks)	34	571
Medallion Financial Corp. (Consumer Finance)	14	139
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	26	322
MediWound, Ltd.* (Pharmaceuticals)	9	127
MeiraGTx Holdings PLC* (Biotechnology)	51	601
Mercantile Bank Corp. (Banks)	15	901
Merchants Bancorp (Financial Services)	21	1,159
Mercury General Corp. (Insurance)	23	2,464
Mercury Systems, Inc.* (Aerospace & Defense)	48	4,662
Meridian Corporation (Banking)	8	157
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	51	4,336
Meritage Homes Corp. (Household Durables)	56	3,931
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	5	504
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	30	420
Metrocity Bankshares, Inc. (Banks)	20	708
Metropolitan Bank Holding Corp. (Banks)	9	832
MFA Financial, Inc. (Mortgage REITs)	86	783
MGE Energy, Inc. (Electric Utilities)	32	2,545
MGP Ingredients, Inc. (Beverages)	13	230
Miami International Holdings, Inc.* (Capital Markets)	65	3,058
Microvast Holdings, Inc.* (Automotive)	179	144
Mid Penn Bancorp, Inc. (Banks)	18	690
Middlesex Water Co. (Water Utilities)	16	917
Midland States Bancorp, Inc. (Banks)	17	572

Common Stocks, continued

	Shares	Value
Miller Industries, Inc. (Machinery)	9	$453
MillerKnoll, Inc. (Commercial Services & Supplies)	58	1,306
MiMedx Group, Inc.* (Biotechnology)	102	421
Minerals Technologies, Inc. (Chemicals)	27	2,058
Mineralys Therapeutics, Inc.* (Biotechnology)	48	1,225
Minerva Neurosciences, Inc.* (Biotechnology)	29	115
MiniMed Group, Inc.* (Health Care Equipment & Supplies)	24	433
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	205	3,071
Mirum Pharmaceuticals, Inc.* (Biotechnology)	40	4,238
Mission Produce, Inc.* (Food Products)	48	605
Mistras Group, Inc.* (Professional Services)	15	228
Mitek Systems, Inc.* (Software)	38	635
MNTN, Inc.* (Media)	40	369
Modiv Industrial, Inc. (Retail REITs)	8	139
Moelis & Co.—Class A (Capital Markets)	64	4,293
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	10	1,228
Monopar Therapeutics, Inc.* (Biotechnology)	4	433
Monro, Inc. (Specialty Retail)	21	257
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	58	99
Monte Rosa Therapeutics, Inc.* (Biotechnology)	63	1,041
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	29	609
Moog, Inc.—Class A (Aerospace & Defense)	24	9,357
Motorcar Parts of America, Inc.* (Automotive)	11	147
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	13	496
M-Tron Industries, Inc.* (Electrical Equipment)	4	330
Mueller Water Products, Inc.—Class A (Machinery)	133	3,357
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	117	4,650
MVB Financial Corp. (Banks)	10	307
Myers Industries, Inc. (Containers & Packaging)	32	1,093
MYR Group, Inc.* (Construction & Engineering)	13	4,332
Myriad Genetics, Inc.* (Biotechnology)	78	223
N-able, Inc.* (Software)	60	281
Nabors Industries, Ltd.* (Energy Equipment & Services)	12	1,028
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	3	142
NANO Nuclear Energy, Inc.*(a) (Electrical Equipment)	37	589
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	29	1,075
Nathan’s Famous, Inc. (Hotels, Restaurants & Leisure)	2	196
National Bank Holdings Corp.—Class A (Banks)	37	1,598
National Bankshares, Inc. (Banks)	5	203
National Beverage Corp. (Beverages)	21	664
National CineMedia, Inc. (Media)	56	225
National Energy Services Reunited Corp.* (Oil & Gas Services & Equipment)	52	1,402
National Health Investors, Inc. (Health Care REITs)	41	3,143
National HealthCare Corp. (Health Care Providers & Services)	11	2,486
National Healthcare Properties, Inc. (Health Care REITs)	38	581

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap ProFund  ::  99

Common Stocks, continued

	Shares	Value
National Presto Industries, Inc. (Aerospace & Defense)	5	$607
National Research Corp. (Health Care Providers & Services)	10	195
National Vision Holdings, Inc.* (Specialty Retail)	67	1,477
Natural Gas Services Group, Inc. (Energy Equipment & Services)	10	366
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	11	353
Nature’s Sunshine Products, Inc.* (Personal Care Products)	12	242
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	42	41
Navan, Inc.* (Hotels, Restaurants & Leisure)	88	2,343
Navient Corp. (Consumer Finance)	54	453
Navigator Holdings Ltd. (Transportation & Logistics)	31	693
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	155	1,683
NB Bancorp, Inc. (Banks)	34	782
NBT Bancorp, Inc. (Banks)	44	2,317
nCino, Inc.* (Software)	91	1,680
NCR Atleos Corp.* (Financial Services)	63	2,963
NCR Voyix Corp.* (Software)	119	984
Nektar Therapeutics* (Pharmaceuticals)	29	2,049
Nelnet, Inc.—Class A (Consumer Finance)	13	1,766
Neogen Corp.* (Health Care Equipment & Supplies)	187	2,251
NeoGenomics, Inc.* (Health Care Providers & Services)	111	1,697
Neptune Insurance Holdings, Inc.* (Insurance)	32	1,015
NerdWallet, Inc.*—Class A (Consumer Finance)	28	252
NET Lease Office Properties (Office REITs)	13	152
Net Power, Inc.* (Electrical Equipment)	36	51
NETGEAR, Inc.* (Communications Equipment)	22	532
NetScout Systems, Inc.* (Communications Equipment)	60	2,440
NETSTREIT Corp. (Retail REITs)	84	1,802
Neumora Therapeutics, Inc.* (Pharmaceuticals)	87	140
Neurogene, Inc.* (Biotechnology)	10	329
NeuroPace, Inc.* (Health Care Equipment & Supplies)	22	284
New Era Energy & Digital, Inc.* (Oil, Gas & Consumable Fuels)	68	317
New Jersey Resources Corp. (Gas Utilities)	87	5,036
New York Community Bancorp, Inc. (Banks)	262	3,726
Newell Brands, Inc. (Household Durables)	363	2,033
Newmark Group, Inc.—Class A (Real Estate Management & Development)	134	2,009
Newsmax, Inc.* (Internet Media & Services)	41	316
NewtekOne, Inc. (Financial Services)	22	326
NexPoint Diversified Real Estate Trust (Equity REIT—Diversified)	32	145
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	6	102
NexPoint Residential Trust, Inc. (Residential REITs)	19	496
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	142	954
Nextdoor Holdings, Inc.* (Interactive Media & Services)	198	440

Common Stocks, continued

	Shares	Value
NextNav, Inc.* (Software)	86	$1,127
Nexxen International Ltd.* (Advertising & Marketing)	26	267
NI Holdings, Inc.* (Insurance)	6	91
Niagen Bioscience, Inc.* (Life Sciences Tools & Services)	49	167
Nicolet Bankshares, Inc. (Banks)	17	2,906
NioCorp Developments Ltd.* (Metals & Mining)	121	515
Nkarta, Inc.* (Biotechnology)	38	79
NL Industries, Inc. (Commercial Services & Supplies)	7	40
nLight, Inc.* (Electronic Equipment, Instruments & Components)	47	3,234
NMI Holdings, Inc.*—Class A (Financial Services)	65	2,880
Noble Corp. PLC (Energy Equipment & Services)	109	4,622
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	174	1,136
Northeast Bank (Banks)	6	745
Northeast Community Bancorp, Inc. (Banks)	10	267
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	89	1,882
Northpointe Bancshares, Inc. (Banking)	18	315
Northrim Bancorp, Inc. (Banks)	19	504
Northwest Bancshares, Inc. (Banks)	126	1,983
Northwest Natural Holding Co. (Gas Utilities)	36	1,761
Northwest Pipe Co.* (Construction & Engineering)	8	985
NorthWestern Energy Group, Inc. (Multi-Utilities)	53	3,643
Norwood Financial Corp. (Banks)	9	306
NovaGold Resources, Inc.* (Metals & Mining)	294	1,714
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	31	4,419
Novavax, Inc.* (Biotechnology)	129	944
Novocure, Ltd.* (Health Care Equipment & Supplies)	90	1,336
NPK International, Inc.* (Energy Equipment & Services)	70	874
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	41	213
Nurix Therapeutics, Inc.* (Biotechnology)	81	1,880
NuScale Power Corp.* (Electrical Equipment)	275	2,316
Nutex Health, Inc.* (Software)	4	590
Nuvation Bio, Inc.* (Pharmaceuticals)	213	1,348
Nuvectis Pharma, Inc.* (Biotechnology)	14	301
NVE Corp. (Semiconductors & Semiconductor Equipment)	4	465
Oak Valley Bancorp (Banks)	6	203
Oceaneering International, Inc.* (Energy Equipment & Services)	85	4,146
OceanFirst Financial Corp. (Banks)	71	1,371
Octave Specialty Group, Inc.* (Insurance)	35	189
Ocugen, Inc.*(a) (Biotechnology)	289	355
Ocular Therapeutix, Inc.* (Pharmaceuticals)	174	1,422
Oddity Tech Ltd.*—Class A (Personal Care Products)	34	482
OFG Bancorp (Banks)	36	1,903
Ohio Valley Banc Corp. (Asset Management)	3	126
O-I Glass, Inc.* (Containers & Packaging)	131	937
Oil States International, Inc.* (Energy Equipment & Services)	48	389
Oil-Dri Corp. of America (Household Products)	8	794

See accompanying notes to financial statements.

100  ::  Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Old National Bancorp (Banks)	295	$7,858
Old Second Bancorp, Inc. (Banks)	43	1,087
Olema Pharmaceuticals, Inc.* (Biotechnology)	66	756
Omada Health, Inc.* (Health Care Providers & Services)	30	595
Omega Flex, Inc. (Machinery)	3	88
Omeros Corp.* (Pharmaceuticals)	61	722
OmniAb, Inc.* (Life Sciences Tools & Services)	93	184
Omnicell, Inc.* (Health Care Equipment & Supplies)	39	1,379
Once Upon a Farm PBC* (Food Products)	11	167
Ondas Holdings, Inc.*(a) (Communications Equipment)	412	3,086
ONE Gas, Inc. (Gas Utilities)	54	4,193
One Liberty Properties, Inc. (Equity REIT—Diversified)	15	365
One Stop Systems, Inc.* (Technology Hardware, Storage & Peripherals)	19	232
OneSpan, Inc. (Software)	31	480
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	85	2,190
OneWater Marine, Inc.* (Specialty Retail)	10	123
Onity Group, Inc.* (Financial Services)	6	220
OnKure Therapeutics, Inc.* (Biotechnology)	22	84
Ooma, Inc.* (Software)	22	479
OP Bancorp (Banking)	10	156
OPAL Fuels, Inc.* (Renewable Energy)	18	42
Opendoor Technologies, Inc.* (Real Estate Management & Development)	796	3,001
OPENLANE, Inc.* (Commercial Services & Supplies)	90	3,578
OPKO Health, Inc.* (Health Care Providers & Services)	340	449
Oportun Financial Corp.* (Specialty Finance)	35	193
OppFi, Inc.* (Consumer Finance)	22	206
Option Care Health, Inc.* (Health Care Providers & Services)	135	3,109
Opus Genetics, Inc.* (Biotechnology)	45	167
Oramed Pharmaceuticals, Inc. (Pharmaceuticals)	29	118
Orange County Bancorp, Inc. (Banks)	11	421
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	55	223
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	34	135
Orchid Island Capital, Inc. (Mortgage REITs)	174	1,129
Organogenesis Holdings, Inc.* (Biotechnology)	58	137
ORIC Pharmaceuticals, Inc.* (Biotechnology)	63	697
Origin Bancorp, Inc. (Banks)	25	1,368
Orion Group Holdings, Inc.* (Construction & Engineering)	33	323
Orion Office REIT, Inc. (Office REITs)	45	119
Orion SA (Chemicals)	47	317
Ormat Technologies, Inc. (Independent Power/ Renewable Electricity Producers)	53	5,172
Orrstown Financial Services, Inc. (Banks)	16	684
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	34	401
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	15	303
Oruka Therapeutics Inc* (Biotechnology)	43	4,150
Oscar Health, Inc.*—Class A (Insurance)	204	6,369

Common Stocks, continued

	Shares	Value
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	14	$3,099
Otter Tail Corp. (Electric Utilities)	33	2,918
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	53	2,068
Outfront Media, Inc. (Specialized REITs)	136	4,334
Ovid Therapeutics, Inc.* (Biotechnology)	129	286
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	12	455
P10, Inc.—Class A (Capital Markets)	51	440
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	238	333
Pacira BioSciences, Inc.* (Pharmaceuticals)	33	872
PACS Group, Inc.* (Health Care Providers & Services)	39	1,794
PagerDuty, Inc.* (Software)	69	730
Pagseguro Digital, Ltd.—Class A (Financial Services)	141	1,359
Palisade Bio, Inc.* (Biotechnology)	125	237
Palladyne AI Corp.* (Machinery)	31	162
Palomar Holdings, Inc.* (Insurance)	22	2,943
Palvella Therapeutics, Inc.* (Biotechnology)	9	1,251
PAM Transportation Services, Inc.* (Ground Transportation)	4	64
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	30	228
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	28	837
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	42	3,613
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	35	593
Park Aerospace Corp. (Aerospace & Defense)	16	542
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	160	2,410
Park National Corp. (Banks)	14	2,914
Parke Bancorp, Inc. (Banks)	9	307
Park-Ohio Holdings Corp. (Machinery)	9	359
Pathward Financial, Inc. (Banks)	18	1,588
Patria Investments, Ltd.—Class A (Capital Markets)	55	595
Patrick Industries, Inc. (Automobile Components)	27	2,229
Pattern Group, Inc.* (Broadline Retail)	27	622
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	297	3,113
Paymentus Holdings, Inc.*—Class A (Financial Services)	50	1,705
Payoneer Global, Inc.* (Financial Services)	223	1,599
Paysafe, Ltd.* (Financial Services)	21	170
Paysign, Inc.* (Financial Services)	38	340
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	84	6,072
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	9	753
PCB Bancorp (Banks)	9	251
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	28	1,291
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	105	2,239
Peapack-Gladstone Financial Corp. (Banks)	14	644
Pebblebrook Hotel Trust (Hotel & Resort REITs)	96	1,834

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap ProFund  ::  101

Common Stocks, continued

	Shares	Value
PEDEVCO Corporation* (Oil, Gas & Consumable Fuels)	1	$11
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	70	1,856
Peloton Interactive, Inc.*—Class A (Leisure Products)	345	2,204
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	43	2,263
PENN Entertainment, Inc.* (Hotels, Restaurants & Leisure)	109	2,238
PennyMac Financial Services, Inc. (Financial Services)	25	1,885
PennyMac Mortgage Investment Trust (Mortgage REITs)	75	707
Peoples Bancorp of North Carolina, Inc. (Banks)	4	172
Peoples Bancorp, Inc. (Banks)	30	1,250
Peoples Financial Services Corp. (Banks)	8	563
Perdoceo Education Corp. (Diversified Consumer Services)	54	1,718
Perella Weinberg Partners (Capital Markets)	59	1,041
Perimeter Solutions SA* (Chemicals)	128	3,918
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	15	249
Perma-Pipe International Holdings, Inc.* (Machinery)	6	145
Perpetua Resources Corp.* (Metals & Mining)	73	1,344
Perrigo Co. PLC (Pharmaceuticals)	119	1,203
Personalis, Inc.* (Health Care Facilities & Services)	57	722
Perspective Therapeutics, Inc.* (Biotechnology)	87	253
Petco Health & Wellness Co., Inc.* (Specialty Retail)	78	218
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	42	368
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	18	654
Phillips Edison & Co., Inc. (Retail REITs)	109	4,631
Phinia, Inc. (Automobile Components)	31	2,281
Phoenix Education Partners, Inc. (Diversified Consumer Services)	5	143
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	49	1,484
Phreesia, Inc.* (Health Care Technology)	42	451
Piedmont Office Realty Trust, Inc.*—Class A (Office REITs)	107	1,037
Pioneer Bancorp, Inc.* (Banks)	9	155
Piper Sandler Cos (Institutional Financial Services)	60	4,548
Pitney Bowes, Inc. (Commercial Services & Supplies)	123	2,156
PJT Partners, Inc.—Class A (Capital Markets)	21	3,535
Playboy, Inc.* (Textiles, Apparel & Luxury Goods)	49	54
Playtika Holding, Corp. (Entertainment Content)	48	192
Plexus Corp.* (Electronic Equipment, Instruments & Components)	23	5,781
Plug Power, Inc.* (Electrical Equipment)	1,156	2,380
Plumas Bancorp (Banks)	6	368
Polaris, Inc. (Leisure Products)	46	3,085
Ponce Financial Group, Inc.* (Banks)	17	343
Porch Group, Inc.* (Software)	82	1,185
Portillo’s, Inc.*—Class A (Hotels, Restaurants & Leisure)	57	260

Common Stocks, continued

	Shares	Value
Portland General Electric Co. (Electric Utilities)	100	$4,933
Postal Realty Trust, Inc.—Class A (Office REITs)	23	530
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	47	2,853
Power Solutions International, Inc.* (Machinery)	7	193
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	108	423
PRA Group, Inc.* (Consumer Finance)	32	556
Praxis Precision Medicines, Inc.* (Biotechnology)	21	6,463
Precigen, Inc.* (Biotechnology)	163	1,022
Precision BioSciences, Inc.* (Biotechnology)	20	140
Preferred Bank (Banks)	10	1,044
Preformed Line Products Co. (Electrical Equipment)	2	714
Prelude Therapeutics, Inc.* (Biotechnology)	23	106
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	40	2,009
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	22	4,265
Prime Medicine, Inc.* (Biotechnology)	79	231
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1	184
Primis Financial Corp. (Banks)	19	304
Princeton Bancorp, Inc. (Banks)	4	165
Priority Technology Holdings, Inc.* (Financial Services)	29	189
Privia Health Group, Inc.* (Health Care Providers & Services)	102	2,414
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	47	875
Pro-Dex, Inc.* (Medical Equipment & Devices)	2	117
Proficient Auto Logistics, Inc.* (Ground Transportation)	21	144
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	24	97
PROG Holdings, Inc. (Consumer Finance)	33	1,453
Progress Software Corp.* (Software)	36	1,461
Progyny, Inc.* (Health Care Providers & Services)	58	1,806
ProKidney Corporation*(a) (Biotechnology)	64	99
ProPetro Holding Corp.* (Energy Equipment & Services)	85	944
Protagonist Therapeutics, Inc.* (Biotechnology)	52	7,104
Protalix BioTherapeutics, Inc.* (Biotechnology)	63	149
Protara Therapeutics, Inc.* (Biotechnology)	44	172
Prothena Corp. PLC* (Biotechnology)	38	309
Proto Labs, Inc.* (Machinery)	20	1,501
Provident Financial Services, Inc. (Banks)	110	2,715
PTC Therapeutics, Inc.* (Biotechnology)	70	4,761
Public Policy Holding Company, Inc. (Commercial Support Services)	4	43
PubMatic, Inc.*—Class A (Media)	33	416
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	16	562
Puma Biotechnology, Inc.* (Biotechnology)	37	293
Pure Cycle Corp.* (Water Utilities)	17	179
PureCycle Technologies, Inc.* (Chemicals)	123	784
Q2 Holdings, Inc.* (Software)	54	3,287
QCR Holdings, Inc. (Banks)	14	1,441
Quad/Graphics, Inc. (Commercial Services & Supplies)	25	260
Quaker Chemical Corp. (Chemicals)	12	1,926

See accompanying notes to financial statements.

102  ::  Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Qualys, Inc.* (Software)	31	$4,487
Quanex Building Products Corp. (Building Products)	39	696
Quanterix Corp.* (Life Sciences Tools & Services)	36	125
Quantum Computing, Inc.*(a) (Software)	174	1,409
QuickLogic Corp.* (Semiconductors & Semiconductor Equipment)	14	184
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	58	973
QuinStreet, Inc.* (Interactive Media & Services)	47	729
Rackspace Technology, Inc.* (IT Services)	78	322
Radian Group, Inc. (Financial Services)	116	4,522
Radiant Logistics, Inc.* (Air Freight & Logistics)	31	255
RadNet, Inc.* (Health Care Providers & Services)	60	3,827
Ramaco Resources, Inc.*—Class A (Metals & Mining)	37	339
Ramaco Resources, Inc.*—Class B (Metals & Mining)	6	39
Ranger Energy Services, Inc. (Energy Equipment & Services)	16	257
Ranpak Holdings Corp.* (Containers & Packaging)	41	210
Rapid7, Inc.* (Software)	56	540
Rapport Therapeutics, Inc.* (Pharmaceuticals)	26	1,065
Rayonier Advanced Materials, Inc.* (Chemicals)	53	474
RBB Bancorp (Banks)	14	369
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	6	151
RCM Technologies, Inc.* (Technology Services)	4	113
RE/MAX Holdings, Inc.*—Class A (Real Estate Management & Development)	16	145
Ready Capital Corp. (Mortgage REITs)	123	176
REalloys, Inc.* (Software)	48	421
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	432	1,296
Red Cat Holdings, Inc.*(a) (Aerospace & Defense)	94	708
Red River Bancshares, Inc. (Banks)	4	402
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	41	2,642
Red Violet, Inc.* (Software)	10	694
Redwire Corp.* (Aerospace & Defense)	165	1,422
Redwood Trust, Inc. (Mortgage REITs)	107	489
REGENXBIO, Inc.* (Biotechnology)	41	397
Regional Management Corp. (Consumer Finance)	7	226
Relay Therapeutics, Inc.* (Biotechnology)	137	2,580
Relmada Therapeutics, Inc.* (Pharmaceuticals)	80	425
Remitly Global, Inc.* (Financial Services)	161	3,666
Renasant Corp. (Banks)	80	3,486
Rent the Runway, Inc.* (Specialty Retail)	7	25
Repay Holdings Corp.* (Financial Services)	55	220
Replimune Group, Inc.* (Biotechnology)	67	750
ReposiTrak, Inc. (Software)	10	84
Republic Airways Holdings, Inc.* (Passenger Airlines)	12	248
Republic Bancorp, Inc.—Class A (Banks)	7	697
Reservoir Media, Inc.* (Entertainment)	17	174
Resideo Technologies, Inc.* (Building Products)	116	3,979
Resolute Holdings Management, Inc.* (Asset Management)	3	371
Revolve Group, Inc.* (Specialty Retail)	36	904

Common Stocks, continued

	Shares	Value
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	25	$1,076
Rezolute, Inc.* (Biotechnology)	66	312
RF Industries Ltd.* (Electronic Equipment, Instruments & Components)	7	86
RGC Resources, Inc. (Gas Utilities)	7	150
RH* (Specialty Retail)	13	2,152
Rhinebeck Bancorp, Inc.* (Banks)	6	67
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	47	4,665
Ribbon Communications, Inc.* (Communications Equipment)	79	169
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	10	183
Richmond Mutual BanCorp, Inc. (Banking)	7	110
Richtech Robotics, Inc.* (Machinery)	158	224
Rigel Pharmaceuticals, Inc.* (Biotechnology)	16	589
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	283	4,231
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	13	446
Rimini Street, Inc.* (Software)	42	202
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	162	201
Riot Platforms, Inc.* (Software)	302	6,091
RLJ Lodging Trust (Hotel & Resort REITs)	106	1,299
Roadzen, Inc.* (Software)	39	45
Rocket Pharmaceuticals, Inc.* (Biotechnology)	76	236
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	6	293
Rogers Corp.* (Electronic Equipment, Instruments & Components)	15	1,852
Root, Inc.*—Class A (Insurance)	11	596
RPC, Inc. (Energy Equipment & Services)	86	482
Rumble, Inc.*(a) (Internet Media & Services)	95	555
RumbleON, Inc.*—Class B (Specialty Retail)	13	80
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	52	4,149
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	8	622
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	86	2,314
RXO, Inc.* (Ground Transportation)	142	2,875
RxSight, Inc.* (Health Care Equipment & Supplies)	34	204
Ryerson Holding Corp. (Metals & Mining)	38	1,056
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	53	7,082
S&T Bancorp, Inc. (Banks)	31	1,617
SAB Biotherapeutics, Inc.* (Biotechnology)	37	132
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	113	598
Sabra Health Care REIT, Inc. (Health Care REITs)	216	4,573
Sabre Corp.* (Hotels, Restaurants & Leisure)	288	533
Safe Builders, Inc. (Marine Transportation)	47	367
Safehold, Inc. (Specialized REITs)	48	777
Safety Insurance Group, Inc. (Insurance)	12	1,241
Sagimet Biosciences, Inc.* (Biotechnology)	50	356
Sally Beauty Holdings, Inc.* (Specialty Retail)	82	1,228
Sana Biotechnology, Inc.* (Biotechnology)	155	485
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	3	102
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	27	376

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap ProFund  ::  103

Common Stocks, continued

	Shares	Value
Sarepta Therapeutics, Inc.* (Biotechnology)	88	$1,308
Satellogic, Inc.* (Telecommunications)	81	290
Saul Centers, Inc. (Retail REITs)	11	375
Savara, Inc.* (Biotechnology)	129	704
Savers Value Village, Inc.* (Broadline Retail)	32	328
SBC Medical Group Holdings, Inc.* (Health Care Facilities & Services)	16	49
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	18	1,019
Scholar Rock Holding Corp.* (Biotechnology)	94	4,446
Scholastic Corp. (Media)	13	528
Schrodinger, Inc.* (Health Care Technology)	49	742
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	39	3,037
Seacoast Banking Corp. of Florida (Banks)	83	2,883
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	19	179
Seadrill, Ltd.* (Energy Equipment & Services)	54	2,421
Seaport Entertainment Group, Inc.* (Real Estate Owners & Developers)	6	157
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	17	759
Security National Financial Corp.*—Class A (Specialty Finance)	15	141
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	96	1,778
Selective Insurance Group, Inc. (Insurance)	52	4,929
SELLAS Life Sciences Group, Inc.*(a) (Biotechnology)	159	1,592
Seneca Foods Corp.*—Class A (Food Products)	4	662
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	33	166
Sensient Technologies Corp. (Chemicals)	36	4,452
Septerna, Inc.* (Pharmaceuticals)	19	655
Serve Robotics, Inc.*(a) (Internet Media & Services)	61	292
Service Properties Trust (Hotel & Resort REITs)	99	795
ServiceTitan, Inc.*—Class A (Software)	52	4,319
ServisFirst Bancshares, Inc. (Banks)	44	3,938
SES AI Corp.* (Electrical Equipment)	213	117
Seven Hills Realty Trust (Mortgage REITs)	19	143
Sezzle, Inc.* (Financial Services)	14	2,167
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	105	1,296
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	33	2,071
SharonAI Holdings, Inc.* (IT Services)	4	193
Sharplink Gaming, Inc.* (Hotels, Restaurants & Leisure)	159	973
Shattuck Labs, Inc.* (Biotechnology)	52	368
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	43	516
Shimmick Corporation* (Construction & Engineering)	4	15
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	144	1,259
Shoe Carnival, Inc. (Specialty Retail)	16	243
Shore Bancshares, Inc. (Banks)	26	637
Shoulder Innovations, Inc.* (Health Care Equipment & Supplies)	9	205
Shutterstock, Inc. (Interactive Media & Services)	22	119
SI-BONE, Inc.* (Health Care Equipment & Supplies)	37	657

Common Stocks, continued

	Shares	Value
Sidus Space, Inc.*(a) (Aerospace & Defense)	70	$123
Sierra Bancorp (Banks)	10	408
SIGA Technologies, Inc. (Pharmaceuticals)	36	118
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	33	174
Signet Jewelers, Ltd. (Specialty Retail)	34	3,159
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	28	6,090
Silvaco Group, Inc.* (Software)	10	78
Silver Bow Mining Corporation* (Metals & Mining)	5	32
Silvercrest Asset Management Group, Inc.— Class A (Capital Markets)	5	51
Simmons First National Corp.—Class A (Banks)	124	2,925
Simulations Plus, Inc.* (Health Care Technology)	14	255
Sinclair, Inc. (Media)	36	495
Sionna Therapeutics, Inc.* (Biotechnology)	16	754
SiriusPoint, Ltd.* (Insurance)	90	2,129
SITE Centers Corp. (Retail REITs)	43	184
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	82	1,421
Sky Harbour Group Corp.* (Transportation Infrastructure)	19	203
Skyward Specialty Insurance Group, Inc.* (Insurance)	35	2,098
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	32	1,049
SkyWest, Inc.* (Passenger Airlines)	34	3,636
SL Green Realty Corp. (Office REITs)	62	3,281
Slide Insurance Holdings, Inc. (Insurance)	56	1,118
SM Energy Co. (Oil, Gas & Consumable Fuels)	206	6,699
Smart Sand, Inc. (Energy Equipment & Services)	26	112
SmartFinancial, Inc. (Banks)	13	681
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	145	146
Smartstop Self Storage REIT, Inc. (REITS & Real Estate Management)	48	1,610
Smith & Wesson Brands, Inc. (Leisure Products)	38	553
Smith-Midland Corp.* (Construction Materials)	2	54
Solaris Energy Infrastructure, Inc.—Class A (Energy Equipment & Services)	45	2,313
Solid Biosciences, Inc.* (Biotechnology)	66	532
Solid Power, Inc.* (Automobile Components)	171	352
Soluna Holdings, Inc.* (Software)	89	109
Sonic Automotive, Inc.—Class A (Specialty Retail)	10	916
Sonida Senior Living, Inc.* (Health Care Providers & Services)	24	969
Sonos, Inc.* (Household Durables)	103	1,510
SoundHound AI, Inc.*(a)—Class A (Software)	338	2,072
South Plains Financial, Inc. (Banks)	13	583
Southern California BanCorp (Banks)	22	469
Southern First Bancshares, Inc.* (Banks)	8	499
Southern Missouri Bancorp, Inc. (Banks)	8	619
Southside Bancshares, Inc. (Banks)	25	813
Southwest Gas Holdings, Inc. (Gas Utilities)	62	5,544
Spectrum Brands Holdings, Inc. (Household Products)	19	1,687
Sphere Entertainment Co.* (Entertainment)	23	3,295
Spire Global, Inc.* (Professional Services)	26	298
Spire, Inc. (Gas Utilities)	50	3,993

See accompanying notes to financial statements.

104  ::  Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Spok Holdings, Inc. (Wireless Telecommunication Services)	18	$196
Sprinklr, Inc.*—Class A (Software)	94	598
Sprout Social, Inc.*—Class A (Software)	46	395
Spruce Biosciences, Inc.* (Biotechnology)	2	86
SPS Commerce, Inc.* (Software)	32	2,348
SpyGlass Pharma, Inc.* (Pharmaceuticals)	9	203
Spyre Therapeutics, Inc.* (Biotechnology)	63	6,195
SR Bancorp, Inc. (Banking)	6	117
SSR Mining, Inc.* (Metals & Mining)	186	4,766
STAAR Surgical Co.* (Health Care Equipment & Supplies)	29	706
Stagwell, Inc.* (Media)	88	744
Standard Motor Products, Inc. (Automobile Components)	18	688
Standex International Corp. (Machinery)	10	2,965
Starfighters Space, Inc.* (Aerospace & Defense)	26	92
Starz Entertainment Corp.* (Entertainment)	10	260
Stepan Co. (Chemicals)	19	1,219
StepStone Group, Inc.—Class A (Capital Markets)	66	2,895
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	58	73
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	62	2,857
Stewart Information Services Corp. (Insurance)	26	1,757
Stitch Fix, Inc.*—Class A (Specialty Retail)	99	398
Stock Yards Bancorp, Inc. (Banks)	23	1,957
Stoke Therapeutics, Inc.* (Biotechnology)	47	1,356
StoneCo, Ltd.—Class A (Financial Services)	196	2,230
Stoneridge, Inc.* (Automobile Components)	24	166
StoneX Group, Inc.* (Capital Markets)	93	7,121
Strata Critical Medical, Inc.*—Class A (Passenger Airlines)	58	291
Strategic Education, Inc. (Diversified Consumer Services)	19	1,558
Strattec Security Corporation* (Automobile Components)	3	264
Strawberry Fields REIT, Inc. (Health Care REITs)	7	100
Stride, Inc.* (Diversified Consumer Services)	36	2,890
Strive, Inc.* (Capital Markets)	54	600
Stubhub Holdings, Inc.*—Class A (Entertainment)	189	1,595
Sturm Ruger & Co., Inc. (Leisure Products)	12	446
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	88	605
Summit Midstream Corp.* (Oil & Gas Producers)	8	247
SunCoke Energy, Inc. (Metals & Mining)	73	619
Sunrun, Inc.* (Electrical Equipment)	197	1,933
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	154	1,813
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	139	1,946
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	9	107
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	47	2,098
Surgery Partners, Inc.* (Health Care Providers & Services)	68	1,047
Surrozen, Inc.* (Biotechnology)	6	133
Sutro Biopharma, Inc.* (Biotechnology)	13	314
Swarmer, Inc.* (Aerospace & Defense)	3	110

Common Stocks, continued

	Shares	Value
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	90	$581
Sylvamo Corp. (Paper & Forest Products)	29	1,085
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	33	3,542
Syndax Pharmaceuticals, Inc.* (Biotechnology)	75	1,429
Syntec Optics Holdings, Inc.* (Electronic Equipment, Instruments & Components)	6	39
T1 Energy, Inc.* (Electrical Equipment)	151	630
Taboola.com Ltd.* (Interactive Media & Services)	108	541
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	19	535
Talkspace, Inc.* (Health Care Providers & Services)	121	632
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	108	1,639
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	59	1,151
Tanger, Inc. (Retail REITs)	97	3,944
Tango Therapeutics, Inc.* (Biotechnology)	119	3,234
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	34	517
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	35	2,066
TAT Technologies Ltd* (Aerospace & Defense)	10	389
Taylor Devices, Inc.* (Machinery)	3	154
Taysha Gene Therapies, Inc.* (Biotechnology)	202	1,184
TechTarget, Inc.* (Media)	26	117
Tecnoglass, Inc. (Building Products)	22	956
Tectonic Therapeutic, Inc.* (Biotechnology)	9	252
Teekay Corp. (Transportation & Logistics)	48	559
Teekay Tankers, Ltd.—Class A (Transportation & Logistics)	21	1,667
Tejon Ranch Co.* (Real Estate Management & Development)	18	305
Teladoc Health, Inc.* (Health Care Technology)	154	1,033
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	85	2,855
Telos Corp.* (Software)	47	209
Tenable Holdings, Inc.* (Software)	97	3,166
Tenax Therapeutics, Inc.* (Biotechnology)	21	288
Tennant Co. (Machinery)	15	1,260
Teradata Corp.* (Software)	81	2,510
Terex Corp. (Machinery)	97	6,095
Terreno Realty Corp. (Industrial REITs)	90	6,449
TETRA Technologies, Inc.* (Energy Equipment & Services)	110	847
Texas Capital Bancshares, Inc. (Banks)	37	3,657
TG Therapeutics, Inc.* (Biotechnology)	123	6,399
The Andersons, Inc. (Consumer Staples Distribution & Retail)	28	1,982
The Baldwin Insurance Group, Inc.* (Insurance)	83	2,302
The Bancorp, Inc.* (Banks)	34	2,280
The Bank of NT Butterfield & Son, Ltd. (Banks)	34	2,084
The Boston Beer Co., Inc.*—Class A (Beverages)	7	1,282
The Brink’s Co. (Commercial Services & Supplies)	35	4,145
The Buckle, Inc. (Specialty Retail)	27	1,182
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	40	4,057
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	31	3,576
The Chemours Co. (Chemicals)	130	2,159

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap ProFund  ::  105

Common Stocks, continued

	Shares	Value
The E.W. Scripps Co.*—Class A (Media)	49	$138
The First Bancorp, Inc. (Banks)	9	316
The GEO Group, Inc.* (Commercial Services & Supplies)	108	3,336
The Goodyear Tire & Rubber Co.* (Automobile Components)	238	1,654
The Gorman-Rupp Co. (Machinery)	18	1,461
The Greenbrier Cos., Inc. (Machinery)	26	1,281
The Hackett Group, Inc. (IT Services)	19	204
The Honest Co., Inc.* (Personal Care Products)	81	296
The Lovesac Co.* (Household Durables)	12	193
The Macerich Co. (Retail REITs)	242	6,252
The Manitowoc Co., Inc.* (Machinery)	30	416
The Marcus Corp. (Entertainment)	19	553
The Oncology Institute, Inc.* (Health Care Facilities & Services)	65	316
The Pennant Group, Inc.* (Health Care Providers & Services)	29	1,169
The Real Brokerage, Inc.* (Real Estate Management & Development)	132	211
The RealReal, Inc.* (Specialty Retail)	95	1,149
The RMR Group, Inc.—Class A (Real Estate Management & Development)	13	248
The Simply Good Foods Co.* (Food Products)	71	723
The St. Joe Co. (Real Estate Management & Development)	33	2,054
The Vita Coco Co., Inc.* (Beverages)	42	2,770
The Wendy’s Co.(a) (Hotels, Restaurants & Leisure)	137	1,008
The York Water Co. (Water Utilities)	14	434
Theravance Biopharma, Inc.* (Pharmaceuticals)	34	573
Third Coast Bancshares, Inc.* (Banks)	13	570
ThredUp, Inc.*—Class A (Specialty Retail)	89	514
Thryv Holdings, Inc.* (Media)	29	117
Tidewater, Inc.* (Energy Equipment & Services)	42	3,153
Tigo Energy, Inc.* (Electrical Equipment)	33	63
Timberland Bancorp, Inc. (Banks)	6	269
TimkenSteel Corp.* (Metals & Mining)	31	624
Tiptree, Inc. (Insurance)	20	355
Titan America SA (Construction Materials)	21	325
Titan International, Inc.* (Machinery)	45	325
Titan Machinery, Inc.* (Trading Companies & Distributors)	18	306
Tompkins Financial Corp. (Banks)	12	1,198
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	12	120
Torrid Holdings, Inc.* (Specialty Retail)	29	74
TowneBank (Banks)	75	2,843
Toyo Company Ltd.* (Semiconductors & Semiconductor Equipment)	7	36
TPG RE Finance Trust, Inc. (Mortgage REITs)	60	478
Transcat, Inc.* (Trading Companies & Distributors)	8	683
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	1	41
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	29	2,219
Transocean, Ltd.* (Energy Equipment & Services)	835	4,442
Travere Therapeutics, Inc.* (Biotechnology)	76	4,248
Tredegar Corp.* (Metals & Mining)	23	175
Trevi Therapeutics, Inc.* (Pharmaceuticals)	91	1,661

Common Stocks, continued

	Shares	Value
TriCompany Bancshares (Banks)	25	$1,439
TriMas Corp. (Containers & Packaging)	23	918
TriNet Group, Inc. (Professional Services)	24	1,580
Trinity Industries, Inc. (Machinery)	68	2,124
TripAdvisor, Inc.* (Interactive Media & Services)	97	1,374
TriSalus Life Sciences, Inc.* (Biotechnology)	40	182
Triumph Financial, Inc.* (Banks)	20	1,519
Tron, Inc.* (Leisure Products)	44	62
Tronox Holdings PLC—Class A (Chemicals)	100	584
TrueBlue, Inc.* (Professional Services)	24	170
Trump Media & Technology Group Corp.* (Interactive Media & Services)	138	1,361
Trupanion, Inc.* (Insurance)	29	710
TrustCo Bank Corp. (Banks)	15	855
Trustmark Corp. (Banks)	48	2,278
TSS, Inc.* (Engineering & Construction)	21	208
Tucows, Inc.*—Class A (IT Services)	6	93
Turning Point Brands, Inc. (Tobacco)	16	1,194
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	13	159
Tutor Perini Corp. (Construction & Engineering)	39	3,266
Twin Disc, Inc. (Machinery)	10	228
Twist Bioscience Corp.* (Biotechnology)	52	4,761
TXNM Energy, Inc. (Electric Utilities)	88	5,097
Tyra Biosciences, Inc.* (Biotechnology)	31	988
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	13	1,028
UFP Industries, Inc. (Building Products)	48	4,164
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	6	1,529
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	38	3,166
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	82	2,043
UMB Financial Corp. (Banks)	62	9,034
UMH Properties, Inc. (Residential REITs)	70	1,058
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	163	1,084
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	158	1,025
Unicycive Therapeutics, Inc.* (Biotechnology)	21	105
UniFirst Corp. (Commercial Services & Supplies)	12	3,516
Unisys Corp.* (IT Services)	55	158
United Bankshares, Inc. (Banks)	118	5,717
United Community Banks, Inc. (Banks)	103	3,650
United Fire Group, Inc. (Insurance)	18	924
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	52	2,643
United States Antimony Corp.* (Metals & Mining)	113	573
United States Lime & Minerals, Inc. (Construction Materials)	9	993
Uniti Group, Inc.* (Specialized REITs)	144	1,400
Unitil Corp. (Multi-Utilities)	15	809
Unity Bancorp, Inc. (Banks)	6	353
Universal Corp. (Tobacco)	21	1,106
Universal Health Realty Income Trust (Health Care REITs)	11	478
Universal Insurance Holdings, Inc. (Insurance)	21	918
Universal Logistics Holdings, Inc. (Ground Transportation)	6	80

See accompanying notes to financial statements.

106  ::  Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Universal Technical Institute, Inc.* (Diversified Consumer Services)	41	$1,612
Univest Financial Corp. (Banks)	24	1,062
Unusual Machines Inc* (Electronic Equipment, Instruments & Components)	39	825
Upbound Group, Inc. (Specialty Retail)	47	911
Upstart Holdings, Inc.* (Consumer Finance)	72	1,976
Upstream Bio, Inc.* (Biotechnology)	30	189
Upwork, Inc.* (Professional Services)	102	934
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	418	4,013
Urban Edge Properties (Retail REITs)	109	2,470
Urban Outfitters, Inc.* (Specialty Retail)	49	3,635
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	322	393
UroGen Pharma, Ltd.* (Biotechnology)	36	1,377
US Gold Corp.* (Metals & Mining)	12	156
US Goldmining, Inc.* (Metals & Mining)	3	23
USA Rare Earth, Inc.* (Metals & Mining)	164	2,452
USANA Health Sciences, Inc.* (Personal Care Products)	9	199
USCB Financial Holdings, Inc. (Banks)	10	220
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	3	212
Utz Brands, Inc. (Food Products)	62	875
V2X, Inc.* (Aerospace & Defense)	25	2,256
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	88	469
Valaris, Ltd.* (Energy Equipment & Services)	49	3,880
Valhi, Inc. (Chemicals)	2	27
Valley National Bancorp (Banks)	413	5,902
Value Line, Inc. (Capital Markets)	1	34
Vanda Pharmaceuticals, Inc.* (Biotechnology)	45	230
Varex Imaging Corp.* (Health Care Equipment & Supplies)	36	403
Varonis Systems, Inc.* (Software)	97	3,875
Vaxcyte, Inc.* (Biotechnology)	111	6,003
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	51	2,550
Velo3D, Inc.* (Machinery)	14	142
Velocity Financial, Inc.* (Financial Services)	10	175
Venu Holding Corporation* (Hotels, Restaurants & Leisure)	41	83
Vera Therapeutics, Inc.* (Biotechnology)	54	1,733
Veracyte, Inc.* (Biotechnology)	68	3,150
VeraDermics, Inc.* (Pharmaceuticals)	18	1,890
Verastem, Inc.* (Biotechnology)	68	394
Vericel Corp.* (Biotechnology)	44	2,022
Veritone, Inc.* (Software)	71	77
Verra Mobility Corp.* (Professional Services)	130	688
Versigent Ltd. (Automobile Components)	61	2,522
Vertex, Inc.*—Class A (Software)	62	800
Vestis Corp.* (Commercial Services & Supplies)	79	1,142
Via Transportation, Inc.* (Software)	45	915
Viad Corp.* (Commercial Services & Supplies)	18	910
Viant Technology, Inc.*—Class A (Software)	14	165
Viasat, Inc.* (Communications Equipment)	107	8,231
Victoria’s Secret & Co.* (Specialty Retail)	60	5,320
Victory Capital Holdings, Inc.—Class A (Capital Markets)	36	3,565
Viemed Healthcare, Inc.* (Health Care Providers & Services)	29	338

Common Stocks, continued

	Shares	Value
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	8	$352
Vir Biotechnology, Inc.* (Biotechnology)	104	901
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	82	209
Virginia National Bankshares Corp. (Banks)	4	183
Viridian Therapeutics, Inc.* (Biotechnology)	76	1,438
Virtus Investment Partners, Inc. (Capital Markets)	5	797
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	117	4,004
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	10	921
Vista Gold Corporation* (Metals & Mining)	122	210
Vistance Networks, Inc. (Communications Equipment)	188	2,207
Visteon Corp. (Automobile Components)	23	2,404
Vital Farms, Inc.* (Food Products)	31	395
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	27	421
Vor BioPharma, Inc.* (Biotechnology)	34	719
Vox Royalty Corp. (Metals & Mining)	53	231
Voyager Technologies, Inc.* (Aerospace & Defense)	44	1,079
Voyager Therapeutics, Inc.* (Biotechnology)	44	133
VSE Corp. (Commercial Services & Supplies)	24	4,664
Vuzix Corp.* (Technology Hardware)	59	137
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	83	298
Wabash National Corp. (Machinery)	34	427
WaFd, Inc. (Banks)	16	624
Walker & Dunlop, Inc. (Financial Services)	29	1,441
Warby Parker, Inc.*—Class A (Specialty Retail)	88	2,349
Warrior Met Coal, Inc. (Metals & Mining)	45	3,573
Washington Federal, Inc. (Banks)	63	2,317
Waterstone Financial, Inc. (Financial Services)	13	267
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	117	645
Waystar Holding Corp.* (Health Care Technology)	95	2,005
WD‑40 Co. (Household Products)	12	2,726
Wealthfront Corporation* (Asset Management)	31	294
Weave Communications, Inc.* (Software)	55	360
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	18	164
Webull Corporation* (Capital Markets)	284	2,005
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	11	848
Werner Enterprises, Inc. (Ground Transportation)	51	1,908
WesBanco, Inc. (Banks)	82	3,393
WeShop Holdings Ltd.* (Interactive Media & Services)	1	5
West Bancorp, Inc. (Banks)	13	365
Westamerica Bancorp (Banks)	20	1,203
Western New England Bancorp, Inc. (Banking)	15	194
Westrock Coffee Co.* (Food Products)	32	260
Westwood Holdings Group, Inc. (Asset Management)	6	115
Weyco Group, Inc. (Distributors)	5	195
Wheels Up Experience, Inc.* (Passenger Airlines)	5	29
Whitefiber, Inc.*(a) (IT Services)	10	237
Whitehawk Therapeutics, Inc.* (Biotechnology)	27	104
Willdan Group, Inc.* (Professional Services)	12	822

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap ProFund  ::  107

Common Stocks, continued

	Shares	Value
Willis Lease Finance Corp. (Trading Companies & Distributors)	9	$642
Winmark Corp. (Specialty Retail)	3	1,001
Winnebago Industries, Inc. (Automobiles)	24	727
WisdomTree, Inc. (Capital Markets)	115	2,228
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	24	567
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	70	1,378
Workiva, Inc.*—Class A (Software)	44	2,631
World Acceptance Corp.* (Consumer Finance)	2	360
World Kinect Corp. (Oil, Gas & Consumable Fuels)	43	1,714
Worthington Enterprises, Inc. (Household Durables)	26	1,461
Worthington Steel, Inc. (Metals & Mining)	28	1,008
WSFS Financial Corp. (Banks)	45	3,609
X4 Pharmaceuticals, Inc.* (Biotechnology)	68	271
Xencor, Inc.* (Biotechnology)	59	1,192
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	79	1,626
Xenon Pharmaceuticals, Inc.* (Biotechnology)	83	5,202
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	145	1,172
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	103	304
XMAX, Inc.* (Household Durables)	52	448
Xometry, Inc.*—Class A (Trading Companies & Distributors)	39	3,343
XPEL, Inc.* (Automobile Components)	22	976
Xperi, Inc.* (Software)	39	301
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	30	196
Yelp, Inc.* (Interactive Media & Services)	45	1,189
Yesway, Inc.* (Consumer Staples Distribution & Retail)	13	272
Yext, Inc.* (Software)	73	399
York Space Systems, Inc.*(a) (Aerospace & Defense)	16	236
Z Squared, Inc.* (Biotechnology)	37	178
Zenas Biopharma, Inc.* (Biotechnology)	24	755
ZenaTech, Inc.* (Software)	37	47
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	42	199
Zeta Global Holdings Corp.*—Class A (Software)	192	4,147
Zevra Therapeutics, Inc.* (Pharmaceuticals)	50	476
Ziff Davis, Inc.* (Interactive Media & Services)	29	1,539
ZipRecruiter, Inc.* (Interactive Media & Services)	56	221
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	208	686
Zspace, Inc.* (Software)	1	—	(c)
Zumiez, Inc.* (Specialty Retail)	11	216
Zura Bio, Ltd.* (Biotechnology)	50	272
Zurn Elkay Water Solutions Corp. (Building Products)	128	6,464
Zymeworks, Inc.* (Biotechnology)	40	878
TOTAL COMMON STOCKS (Cost $1,351,131)		2,620,176

Rights (0.0%)

	Shares	Value
Cartesian Therapeutics, Inc.*CVR (Biotechnology)	98		$—
Chinook Therapeutics*CVR (Biotechnology)	56		—
TOTAL RIGHTS (Cost $—)		—

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance* (Metals & Mining)	290		$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(d)(e) (69.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $5,490,602	$5,489,000		$5,489,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,489,000)			5,489,000

Collateral for Securities Loaned(f) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 3.75%(g)	12,985		$12,985
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,985)		12,985
TOTAL INVESTMENT SECURITIES (Cost $6,853,116)—103.0%			8,122,161
Net other assets (liabilities)—(3.0)%			(234,399)
NET ASSETS—100.0%			$7,887,762
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $12,158.
(b)
Number of shares is less than 0.50.
(c)
Amount is less than $0.50.
(d)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $720,000.
(e)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(g)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

108  ::  Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	4		9/21/26	$587,600	$9,843

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/26		4.18%			$1,559,473	$(11,153)
Russell 2000 Index	UBS AG	8/27/26		4.33%		3,121,877		(19,076)
						$4,681,350		$(30,229)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap ProFund  ::  109

Small-Cap ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Advertising & Marketing		$424		NM
Aerospace & Defense		38,296		0.5%
Air Freight & Logistics		2,909		NM
Apparel & Textile Products		574		NM
Asset Management		2,025		NM
Automobile Components		26,040		0.3%
Automobiles		3,726		NM
Automotive		4,902		0.1%
Banking		5,387		0.1%
Banks		284,673		3.5%
Beverages		4,946		0.1%
Biotechnology		275,254		3.6%
Broadline Retail		3,366		NM
Building Products		31,486		0.4%
Cable & Satellite		172		NM
Capital Markets		47,781		0.6%
Chemicals		50,873		0.6%
Commercial Services & Supplies		52,446		0.7%
Commercial Support Services		1,002		NM
Communications Equipment		26,416		0.3%
Construction & Engineering		44,093		0.6%
Construction Materials		4,957		0.1%
Consumer Finance		28,996		0.4%
Consumer Staples Distribution & Retail		16,789		0.2%
Containers & Packaging		5,977		0.1%
Distributors		1,860		NM
Diversified Consumer Services		29,374		0.4%
Diversified Telecommunication Services		11,191		0.1%
Electric Utilities		17,552		0.2%
Electrical Equipment		27,868		0.4%
Electronic Equipment, Instruments & Components		67,968		0.9%
Energy Equipment & Services		62,117		0.8%
Engineering & Construction		1,309		NM
Entertainment		19,838		0.3%
Entertainment Content		277		NM
Equity REIT—Diversified		14,729		0.2%
Financial Services		59,420		0.8%
Food Products		14,684		0.2%
Forestry, Paper & Wood Products		384		NM
Gas & Water Utilities		4,526		0.1%
Gas Utilities		23,465		0.2%
Ground Transportation		9,939		0.1%
Health Care Equipment & Supplies		72,736		1.0%
Health Care Facilities & Services		4,065		0.1%
Health Care Providers & Services		71,914		0.9%
Health Care REITs		21,110		0.3%
Health Care Technology		7,976		0.1%
Hotel & Resort REITs		23,472		0.3%
Hotels, Restaurants & Leisure		53,915		0.7%
Household Durables		37,858		0.5%
Household Products		8,249		0.1%
Independent Power/Renewable Electricity Producers		5,271		0.1%
Industrial REITs		11,300		0.1%
Institutional Financial Services		4,727		0.1%
Insurance		58,465		0.7%
Interactive Media & Services		12,833		0.2%
Internet Media & Services		1,375		NM

	Value		% of Net Assets
IT Services		$16,131	0.2%
Leisure Facilities & Services		1,518	NM
Leisure Products		13,054	0.2%
Life Sciences Tools & Services		10,179	0.1%
Machinery		79,843	1.0%
Marine Transportation		7,700	0.1%
Media		11,284	0.1%
Medical Equipment & Devices		8,385	0.1%
Metals & Mining		45,414	0.6%
Mortgage REITs		17,473	0.2%
Multi-Utilities		12,024	0.2%
Office REITs		16,308	0.2%
Oil & Gas Producers		1,463	NM
Oil & Gas Services & Equipment		2,298	NM
Oil, Gas & Consumable Fuels		95,618	1.3%
Paper & Forest Products		1,358	NM
Passenger Airlines		12,449	0.2%
Personal Care Products		7,673	0.1%
Pharmaceuticals		66,174	0.8%
Professional Services		32,502	0.4%
Real Estate Management & Development		19,077	0.3%
Real Estate Owners & Developers		157	NM
Real Estate Services		2,816	NM
REITS & Real Estate Management		1,610	NM
Renewable Energy		1,455	NM
Residential REITs		5,818	0.1%
Retail—Discretionary		174	NM
Retail REITs		35,824	0.4%
Semiconductors		343	NM
Semiconductors & Semiconductor Equipment		71,245	0.9%
Software		155,677	2.0%
Specialized REITs		9,520	0.1%
Specialty Finance		916	NM
Specialty Retail		54,546	0.7%
Steel		200	NM
Technology Hardware		3,065	NM
Technology Hardware, Storage & Peripherals		6,302	0.1%
Technology Services		1,562	NM
Telecommunications		290	NM
Textiles, Apparel & Luxury Goods		16,702	0.2%
Tobacco		2,300	NM
Trading Companies & Distributors		30,379	0.4%
Transportation & Logistics		2,919	NM
Transportation Infrastructure		203	NM
Water Utilities		9,445	0.1%
Wholesale—Discretionary		171	NM
Wireless Telecommunication Services		3,335	NM
Other**	5,267,586		66.8%
Total		$7,887,762	100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

110  ::  Small-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (99.8%)

	Shares	Value
A10 Networks, Inc. (Software)	201	$5,944
ABM Industries, Inc. (Commercial Services & Supplies)	482	23,093
Academy Sports & Outdoors, Inc. (Specialty Retail)	531	25,196
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	757	22,422
Acadia Realty Trust (Retail REITs)	1,098	24,673
ACI Worldwide, Inc.* (Software)	284	16,282
Adamas Trust, Inc. (Mortgage REITs)	1	7
AdaptHealth Corp.* (Health Care Providers & Services)	887	9,580
Addus HomeCare Corp.* (Health Care Providers & Services)	51	5,889
Adient PLC* (Automobile Components)	645	13,571
ADT, Inc. (Diversified Consumer Services)	3,112	23,776
Advance Auto Parts, Inc. (Specialty Retail)	496	27,548
Alamo Group, Inc. (Machinery)	89	14,158
Alarm.com Holdings, Inc.* (Software)	171	9,362
Albany International Corp. (Machinery)	234	17,435
Allegiant Travel Co.* (Passenger Airlines)	185	18,146
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	204	6,475
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	88	12,070
Amentum Holdings, Inc.* (Technology Services)	1,266	28,105
American Assets Trust, Inc. (Equity REIT—Diversified)	389	9,177
American Eagle Outfitters, Inc. (Specialty Retail)	743	12,765
American States Water Co. (Water Utilities)	113	9,677
Ameris Bancorp (Banks)	223	19,448
AMERISAFE, Inc. (Insurance)	83	2,410
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	319	10,728
Amneal Pharmaceuticals, Inc.* (Biotechnology)	567	10,387
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	134	2,672
Apogee Enterprises, Inc. (Building Products)	175	6,930
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	1,806	29,817
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	1,582	7,926
ArcBest Corp. (Ground Transportation)	183	26,416
Arcosa, Inc. (Construction & Engineering)	145	21,054
Arcus Biosciences, Inc.* (Biotechnology)	264	7,442
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	269	10,556
Asbury Automotive Group, Inc.* (Specialty Retail)	153	35,450
Assured Guaranty, Ltd. (Insurance)	164	13,566
Astec Industries, Inc. (Machinery)	98	4,965
Astrana Health, Inc.* (Health Care Providers & Services)	349	12,410
Atlantic Union Bankshares Corp. (Banks)	1,177	49,939
Atlas Energy Solutions, Inc.(a) (Energy Equipment & Services)	637	6,873
Atmus Filtration Technologies, Inc. (Machinery)	208	10,739
Avista Corp. (Multi-Utilities)	360	14,562

Common Stocks, continued

	Shares	Value
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	91		$11,865
Azenta, Inc.* (Life Sciences Tools & Services)	135		3,798
Balchem Corp. (Chemicals)	108		18,096
Banc of California, Inc. (Banks)	1,126		21,563
BancFirst Corp. (Banks)	63		7,108
Bank of Hawaii Corp. (Banks)	326		26,047
BankUnited, Inc. (Banks)	317		14,788
Banner Corp. (Banks)	279		19,644
Beacon Financial Corporation (Banks)	690		21,742
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	295		23,532
BGC Group, Inc.—Class A (Capital Markets)	1,247		14,365
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	163		5,099
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	95		6,423
Blackbaud, Inc.* (Software)	145		6,206
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	1,286		18,699
Boise Cascade Co. (Trading Companies & Distributors)	289		22,074
Box, Inc.*—Class A (Software)	399		12,588
Bread Financial Holdings, Inc. (Consumer Finance)	332		35,879
Bright Horizons Family Solutions, Inc.* (Consumer Services)	147		10,957
Bristow Group, Inc. (Energy Equipment & Services)	212		9,608
Broadstone Net Lease, Inc. (Equity REIT—Diversified)	1,167		24,985
Cactus, Inc.—Class A (Energy Equipment & Services)	211		13,717
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,676		49,862
California Resources Corp. (Oil, Gas & Consumable Fuels)	643		33,835
California Water Service Group (Water Utilities)	256		12,828
Callaway Golf Company* (Leisure Products)	405		7,476
Campbell Soup Co.(a) (Food Products)	1,619		35,586
Capitol Federal Financial, Inc. (Banks)	959		8,478
Cargurus, Inc.* (Interactive Media & Services)	312		11,307
CarMax, Inc.* (Specialty Retail)	1,167		66,822
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	303		11,687
Cathay General Bancorp (Banks)	551		34,818
Celanese Corp. (Chemicals)	902		40,336
Centerspace (Residential REITs)	72		3,948
Central Garden & Pet Co.* (Household Products)	67		2,884
Central Garden & Pet Co.*—Class A (Household Products)	422		15,999
Central Pacific Financial Corp. (Banks)	215		8,471
Century Aluminum Co.* (Metals & Mining)	181		8,103
Century Communities, Inc. (Household Durables)	206		13,835
Certara, Inc.* (Health Care Technology)	470		3,807
Champion Homes, Inc.* (Household Durables)	246		19,584
Chesapeake Utilities Corp. (Gas Utilities)	79		10,490
Cinemark Holdings, Inc. (Entertainment)	330		12,075
City Holding Co. (Banks)	36		5,224

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap Value ProFund  ::  111

Common Stocks, continued

	Shares	Value
Cleanspark, Inc.* (Software)	887		$12,205
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	181		2,444
Cohen & Steers, Inc. (Capital Markets)	123		10,119
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	388		18,620
Community Financial System, Inc. (Banks)	212		13,740
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	274		3,633
Conagra Brands, Inc. (Food Products)	3,936		57,111
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	489		15,477
Concentrix Corp. (Professional Services)	356		8,758
CONMED Corp. (Health Care Equipment & Supplies)	248		11,482
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	415		33,134
CoreCivic, Inc.* (Commercial Services & Supplies)	814		24,339
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	387		4,106
CorVel Corp.* (Health Care Providers & Services)	98		5,886
Coty, Inc.*—Class A (Personal Care Products)	3,042		8,366
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	184		10,376
Credit Acceptance Corp.* (Consumer Finance)	26		14,792
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	2,010		23,055
CSW Industrials, Inc. (Building Products)	57		18,179
CTS Corp. (Electronic Equipment, Instruments & Components)	132		8,464
Cushman & Wakefield Ltd.* (Real Estate Services)	1,927		25,861
Customers Bancorp, Inc.* (Banks)	132		10,386
CVB Financial Corp. (Banks)	1,379		30,848
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	129		4,595
Dana, Inc. (Automobile Components)	457		12,307
Dauch Corporation* (Automobile Components)	1,953		11,034
Del Monte Corporation (Food Products)	270		8,022
Deluxe Corp. (Commercial Services & Supplies)	377		9,753
DiamondRock Hospitality Co. (Hotel & Resort REITs)	858		11,360
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	103		7,580
Dime Commercial Bancshares, Inc. (Banks)	337		13,736
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	378		31,117
DNOW, Inc.* (Trading Companies & Distributors)	1,502		21,208
Donnelley Financial Solutions, Inc.* (Capital Markets)	113		5,345
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	302		14,321
DoubleVerify Holdings, Inc.* (Software)	430		4,838
Douglas Emmett, Inc. (Office REITs)	1,378		16,288
Dream Finders Homes, Inc.*—Class A (Household Durables)	228		2,916
DXC Technology Co.* (IT Services)	1,345		15,118

Common Stocks, continued

	Shares	Value
Eagle Bancorp, Inc. (Banks)	228		$6,327
Easterly Government Properties, Inc. (Office REITs)	362		8,818
Eastern Bankshares, Inc. (Banks)	1,749		40,156
Eastman Chemical Co. (Chemicals)	941		65,822
Edgewell Personal Care Co. (Personal Care Products)	379		10,304
Element Solutions, Inc. (Chemicals)	942		34,600
Employers Holdings, Inc. (Insurance)	150		7,583
Enact Holdings, Inc. (Financial Services)	103		4,874
Encore Capital Group, Inc.* (Consumer Finance)	176		16,558
Energizer Holdings, Inc. (Household Products)	501		10,506
Enerpac Tool Group Corp. (Machinery)	170		6,076
Enovis Corp.* (Health Care Equipment & Supplies)	474		13,817
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	1,084		40,693
EPAM Systems, Inc.* (IT Services)	430		45,391
ePlus, Inc. (Electronic Equipment, Instruments & Components)	80		7,393
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	587		18,367
Everforth, Inc.* (IT Services)	337		9,584
eXp World Holdings, Inc. (Real Estate Management & Development)	771		3,123
Extreme Networks, Inc.* (Communications Equipment)	377		11,363
F&G Annuities & Life, Inc. (Insurance)	305		8,714
FB Financial Corp. (Banks)	185		11,170
First Advantage Corp.* (Professional Services)	351		6,964
First Bancorp (Banks)	191		12,008
First Bancorp (Banks)	531		15,362
First Commonwealth Financial Corp. (Banks)	833		17,934
First Financial Bancorp (Banks)	855		28,925
First Hawaiian, Inc. (Banks)	1,001		27,818
First Interstate BancSystem, Inc.—Class A (Banks)	695		26,424
Five9, Inc.* (Software)	501		13,783
Flowers Foods, Inc. (Food Products)	1,743		12,236
FMC Corp. (Chemicals)	1,029		11,021
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	778		14,913
Four Corners Property Trust, Inc. (Specialized REITs)	479		12,262
Fox Factory Holding Corp.* (Automobile Components)	345		6,210
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	633		4,804
Franklin Electric Co., Inc. (Machinery)	141		14,766
Freshpet, Inc.* (Retail—Discretionary)	150		8,931
Fulton Financial Corp. (Banks)	1,557		37,882
Gates Industrial Corp Ltd.* (Machinery)	961		26,888
Gentherm, Inc.* (Automobile Components)	141		5,722
Genworth Financial, Inc.*—Class A (Insurance)	3,151		30,974
Getty Realty Corp. (Retail REITs)	229		7,818
Gibraltar Industries, Inc.* (Building Products)	244		10,311
G-III Apparel Group, Ltd. (Textiles, Apparel & Luxury Goods)	305		11,105
Glaukos Corp.* (Health Care Equipment & Supplies)	150		25,008

See accompanying notes to financial statements.

112  ::  Small-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Global Net Lease, Inc. (Equity REIT—Diversified)	1,568		$13,673
Goosehead Insurance, Inc.*—Class A (Insurance)	62		3,844
Green Brick Partners, Inc.* (Household Durables)	107		7,568
Griffon Corp. (Building Products)	130		11,202
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	814		7,481
Group 1 Automotive, Inc. (Specialty Retail)	97		27,817
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	75		12,103
H.B. Fuller Co. (Chemicals)	448		24,774
H2O America (Water Utilities)	324		19,871
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	599		22,683
Hanmi Financial Corp. (Banks)	243		7,747
Harmonic, Inc.* (Communications Equipment)	893		10,314
Hawaiian Electric Industries, Inc.* (Electric Utilities)	1,420		18,346
Hawkins, Inc. (Chemicals)	57		7,298
Hayward Holdings, Inc.* (Building Products)	854		12,921
HealthStream, Inc. (Health Care Technology)	94		2,636
Heartland Express, Inc. (Ground Transportation)	376		4,598
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,127		10,718
Helmerich & Payne, Inc. (Energy Equipment & Services)	419		14,485
Heritage Financial Corp. (Banks)	339		10,078
Hertz Global Holdings, Inc.* (Ground Transportation)	322		510
Highwoods Properties, Inc. (Office REITs)	907		30,049
Hilltop Holdings, Inc. (Banks)	337		13,291
HNI Corp. (Commercial Services & Supplies)	574		25,835
Hope Bancorp, Inc. (Banks)	1,052		14,739
Horace Mann Educators Corp. (Insurance)	159		8,285
Hub Group, Inc.—Class A (Air Freight & Logistics)	498		23,172
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	286		21,527
ICU Medical, Inc.* (Health Care Equipment & Supplies)	107		18,031
Independent Bank Corp. (Banks)	227		19,029
Ingevity Corp.* (Chemicals)	123		8,993
Innospec, Inc. (Chemicals)	203		17,454
Innovative Industrial Properties, Inc. (Industrial REITs)	237		13,938
Innovex International, Inc.* (Energy Equipment & Services)	184		5,167
Innoviva, Inc.* (Pharmaceuticals)	237		4,970
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	248		31,975
Insperity, Inc. (Professional Services)	298		15,082
Integer Holdings Corp.* (Health Care Equipment & Supplies)	279		33,818
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	550		9,158
Interface, Inc. (Commercial Services & Supplies)	210		7,195
Interparfums, Inc. (Personal Care Products)	65		8,096
InvenTrust Properties Corp. (Retail REITs)	474		16,784

Common Stocks, continued

	Shares	Value
Iridium Communications, Inc. (Diversified Telecommunication Services)	339		$16,048
Itron, Inc.* (Electronic Equipment, Instruments & Components)	131		13,055
J & J Snack Foods Corp. (Food Products)	123		9,410
Jackson Financial, Inc.—Class A (Financial Services)	574		70,188
JBG SMITH Properties (Office REITs)	192		2,698
JetBlue Airways Corp.* (Passenger Airlines)	2,448		14,761
John B. Sanfilippo & Son, Inc. (Food Products)	75		6,207
John Wiley & Sons, Inc.—Class A (Media)	322		16,808
Kadant, Inc. (Machinery)	48		14,760
Kaiser Aluminum Corp. (Metals & Mining)	133		21,237
Kemper Corp. (Insurance)	484		13,736
Kennametal, Inc. (Machinery)	627		21,298
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	224		11,328
Knowles Corp.* (Electronic Equipment, Instruments & Components)	303		11,087
Kohl’s Corp. (Broadline Retail)	924		17,685
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	192		16,078
Koppers Holdings, Inc. (Chemicals)	158		7,745
Korn Ferry (Professional Services)	427		35,129
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	431		38,445
Lakeland Financial Corp. (Banks)	107		6,704
Lamb Weston Holdings, Inc. (Food Products)	1,136		59,697
LAZARD INC (Capital Markets)	560		23,733
La-Z-Boy, Inc. (Household Durables)	337		13,271
LCI Industries (Automobile Components)	200		20,472
Legalzoom.com, Inc.* (Commercial Support Services)	202		1,590
Leggett & Platt, Inc. (Household Durables)	1,122		10,996
LGI Homes, Inc.* (Household Durables)	168		9,168
Liberty Energy, Inc. (Energy Equipment & Services)	1,342		25,109
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	354		15,965
LifeStance Health Group, Inc.* (Health Care Providers & Services)	829		8,688
Lincoln National Corp. (Insurance)	1,400		63,854
Lindsay Corp. (Machinery)	86		9,531
LKQ Corp. (Distributors)	2,096		47,055
LTC Properties, Inc. (Health Care REITs)	168		6,760
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	4,289		27,364
LXP Industrial Trust (Industrial REITs)	228		13,801
M/I Homes, Inc.* (Household Durables)	211		30,833
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	1,892		48,643
ManpowerGroup, Inc. (Professional Services)	383		20,077
MARA Holdings, Inc.* (Software)	1,411		15,973
Marcus & Millichap, Inc. (Real Estate Management & Development)	193		5,934
MarineMax, Inc.* (Specialty Retail)	159		5,481
MarketAxess Holdings, Inc. (Capital Markets)	134		21,748
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	226		22,038
Marten Transport, Ltd. (Ground Transportation)	477		7,055
Masterbrand, Inc.* (Building Products)	1,670		13,778

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap Value ProFund  ::  113

Common Stocks, continued

	Shares	Value
Match Group, Inc. (Interactive Media & Services)	1,919		$75,627
Materion Corp. (Metals & Mining)	77		16,235
Matson, Inc. (Marine Transportation)	249		50,445
Matthews International Corp.—Class A (Commercial Services & Supplies)	257		7,132
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	395		26,394
MDU Resources Group, Inc. (Construction & Engineering)	1,719		34,294
Medical Properties Trust, Inc. (Health Care REITs)	4,035		18,683
Merchants Bancorp (Financial Services)	242		13,354
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	182		15,472
Meritage Homes Corp. (Household Durables)	549		38,540
MGE Energy, Inc. (Electric Utilities)	155		12,327
Middlesex Water Co. (Water Utilities)	70		4,011
Midera Food Processing, Inc.* (Machinery)	342		16,399
MillerKnoll, Inc. (Commercial Services & Supplies)	562		12,656
Millrose Properties, Inc. (Specialized REITs)	520		14,549
Minerals Technologies, Inc. (Chemicals)	255		19,441
Mobility Global, Inc.* (Professional Services)	1,397		28,471
Moelis & Co.—Class A (Capital Markets)	263		17,642
Mohawk Industries, Inc.* (Household Durables)	421		51,825
Mueller Water Products, Inc.—Class A (Machinery)	451		11,383
N-able, Inc.* (Software)	304		1,423
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	100		3,708
National Bank Holdings Corp.—Class A (Banks)	368		15,894
National Beverage Corp. (Beverages)	96		3,037
National Health Investors, Inc. (Health Care REITs)	159		12,187
Navient Corp. (Consumer Finance)	534		4,480
NBT Bancorp, Inc. (Banks)	428		22,534
NCR Atleos Corp.* (Financial Services)	231		10,864
NCR Voyix Corp.* (Software)	1,134		9,378
Neogen Corp.* (Health Care Equipment & Supplies)	1,791		21,564
NeoGenomics, Inc.* (Health Care Providers & Services)	450		6,881
NetScout Systems, Inc.* (Communications Equipment)	263		10,696
NETSTREIT Corp. (Retail REITs)	432		9,266
Newell Brands, Inc. (Household Durables)	3,495		19,572
NexPoint Residential Trust, Inc. (Residential REITs)	97		2,533
Nicolet Bankshares, Inc. (Banks)	77		13,161
Noble Corp. PLC (Energy Equipment & Services)	487		20,649
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	860		18,189
Northwest Bancshares, Inc. (Banks)	1,204		18,951
Northwest Natural Holding Co. (Gas Utilities)	163		7,974
Oceaneering International, Inc.* (Energy Equipment & Services)	336		16,390
OFG Bancorp (Banks)	195		10,308
O-I Glass, Inc.* (Containers & Packaging)	1,261		9,016

Common Stocks, continued

	Shares	Value
Omnicell, Inc.* (Health Care Equipment & Supplies)	374		$13,228
Organon & Co. (Pharmaceuticals)	2,160		29,268
Otter Tail Corp. (Electric Utilities)	190		16,800
Outfront Media, Inc. (Specialized REITs)	403		12,844
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	143		4,276
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	215		18,496
Park National Corp. (Banks)	68		14,154
Patrick Industries, Inc. (Automobile Components)	149		12,300
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,842		29,784
Paycom Software, Inc. (Professional Services)	341		55,909
Payoneer Global, Inc.* (Financial Services)	758		5,435
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	93		7,786
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,002		21,363
Pebblebrook Hotel Trust (Hotel & Resort REITs)	933		17,820
Peloton Interactive, Inc.*—Class A (Leisure Products)	1,476		9,432
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	194		10,210
PENN Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,045		21,454
People, Inc.* (Interactive Media & Services)	513		21,325
Perdoceo Education Corp. (Diversified Consumer Services)	170		5,408
Perrigo Co. PLC (Pharmaceuticals)	1,138		11,505
Phillips Edison & Co., Inc. (Retail REITs)	435		18,483
Phinia, Inc. (Automobile Components)	305		22,445
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	485		14,691
Piper Sandler Cos (Institutional Financial Services)	256		19,405
Pitney Bowes, Inc. (Commercial Services & Supplies)	543		9,519
Plexus Corp.* (Electronic Equipment, Instruments & Components)	123		30,915
Pool Corp. (Distributors)	264		49,028
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	458		27,805
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	390		19,586
PROG Holdings, Inc. (Consumer Finance)	330		14,527
Progress Software Corp.* (Software)	111		4,505
Provident Financial Services, Inc. (Banks)	1,072		26,457
Q2 Holdings, Inc.* (Software)	191		11,626
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	244		22,099
Quaker Chemical Corp. (Chemicals)	113		18,139
Quanex Building Products Corp. (Building Products)	374		6,672
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	561		9,408
QuinStreet, Inc.* (Interactive Media & Services)	170		2,635
Radian Group, Inc. (Financial Services)	547		21,328
RadNet, Inc.* (Health Care Providers & Services)	210		13,394
Ralliant Corp. (Electrical Equipment)	442		28,894

See accompanying notes to financial statements.

114  ::  Small-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Remitly Global, Inc.* (Financial Services)	497		$11,317
Renasant Corp. (Banks)	759		33,070
Resideo Technologies, Inc.* (Building Products)	504		17,287
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	72		3,099
Reynolds Consumer Products, Inc. (Household Products)	248		6,185
RingCentral, Inc.—Class A (Software)	250		13,905
Rithm Capital Corporation (Specialty Finance)	4,593		45,378
Robert Half, Inc. (Professional Services)	827		31,261
Rogers Corp.* (Electronic Equipment, Instruments & Components)	137		16,915
RPC, Inc. (Energy Equipment & Services)	735		4,123
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	502		40,055
RXO, Inc.* (Ground Transportation)	1,357		27,480
S&T Bancorp, Inc. (Banks)	296		15,436
Sabre Corp.* (Hotels, Restaurants & Leisure)	3,252		6,016
Safehold, Inc. (Specialized REITs)	377		6,100
Safety Insurance Group, Inc. (Insurance)	59		6,100
Sally Beauty Holdings, Inc.* (Specialty Retail)	785		11,751
Sarepta Therapeutics, Inc.* (Biotechnology)	339		5,038
Saul Centers, Inc. (Retail REITs)	45		1,533
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	154		8,719
Schneider National, Inc.—Class B (Ground Transportation)	409		14,618
Scholastic Corp. (Media)	135		5,488
Seacoast Banking Corp. of Florida (Banks)	420		14,591
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	91		4,061
ServisFirst Bancshares, Inc. (Banks)	207		18,527
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	378		4,532
Signet Jewelers, Ltd. (Specialty Retail)	330		30,657
Simmons First National Corp.—Class A (Banks)	1,193		28,143
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	462		8,006
SkyWest, Inc.* (Passenger Airlines)	124		13,264
SL Green Realty Corp. (Office REITs)	585		30,964
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,874		60,941
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	205		8,446
Sonic Automotive, Inc.—Class A (Specialty Retail)	108		9,891
Southside Bancshares, Inc. (Banks)	230		7,477
SPS Commerce, Inc.* (Software)	121		8,880
STAAR Surgical Co.* (Health Care Equipment & Supplies)	197		4,799
Standard Motor Products, Inc. (Automobile Components)	174		6,652
Stepan Co. (Chemicals)	178		11,417
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	265		12,211
Stewart Information Services Corp. (Insurance)	250		16,898
Strategic Education, Inc. (Diversified Consumer Services)	184		15,088
Stride, Inc.* (Diversified Consumer Services)	345		27,699
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	1,533		18,043

Common Stocks, continued

	Shares	Value
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	148		$6,605
Sylvamo Corp. (Paper & Forest Products)	275		10,288
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,016		15,423
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	248		4,836
Tanger, Inc. (Retail REITs)	321		13,052
Teleflex, Inc. (Health Care Equipment & Supplies)	364		49,762
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	796		26,730
Tennant Co. (Machinery)	80		6,722
Teradata Corp.* (Software)	333		10,320
Terreno Realty Corp. (Industrial REITs)	262		18,772
The Andersons, Inc. (Consumer Staples Distribution & Retail)	278		19,677
The Buckle, Inc. (Specialty Retail)	100		4,377
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	177		17,951
The Chemours Co. (Chemicals)	1,237		20,547
The GEO Group, Inc.* (Commercial Services & Supplies)	1,079		33,329
The Goodyear Tire & Rubber Co.* (Automobile Components)	2,365		16,437
The Greenbrier Cos., Inc. (Machinery)	255		12,559
The Macerich Co. (Retail REITs)	1,119		28,916
The Simply Good Foods Co.* (Food Products)	685		6,973
The Wendy’s Co.(a) (Hotels, Restaurants & Leisure)	1,301		9,575
The Western Union Co. (Financial Services)	2,570		16,345
TimkenSteel Corp.* (Metals & Mining)	295		5,935
Tompkins Financial Corp. (Banks)	104		10,383
Trinity Industries, Inc. (Machinery)	654		20,431
Triumph Financial, Inc.* (Banks)	186		14,123
Trupanion, Inc.* (Insurance)	95		2,327
TrustCo Bank Corp. (Banks)	82		4,672
Trustmark Corp. (Banks)	246		11,673
Tutor Perini Corp. (Construction & Engineering)	124		10,385
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	66		5,218
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	369		30,741
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,553		10,327
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	983		6,380
UniFirst Corp. (Commercial Services & Supplies)	71		20,802
United Community Banks, Inc. (Banks)	985		34,908
United Fire Group, Inc. (Insurance)	93		4,776
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	500		25,415
United States Lime & Minerals, Inc. (Construction Materials)	25		2,758
Unitil Corp. (Multi-Utilities)	148		7,983
Universal Corp. (Tobacco)	205		10,801
Universal Technical Institute, Inc.* (Diversified Consumer Services)	229		9,002
Upbound Group, Inc. (Specialty Retail)	432		8,376
Urban Edge Properties (Retail REITs)	539		12,214

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Small-Cap Value ProFund  ::  115

Common Stocks, continued

	Shares	Value
V2X, Inc.* (Aerospace & Defense)	167		$15,070
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	246		12,300
Versant Media Group, Inc. (Media)	1,161		41,785
Versigent Ltd. (Automobile Components)	583		24,107
Vestis Corp.* (Commercial Services & Supplies)	924		13,361
Viad Corp.* (Commercial Services & Supplies)	171		8,641
Victoria’s Secret & Co.* (Specialty Retail)	653		57,908
Victory Capital Holdings, Inc.—Class A (Capital Markets)	133		13,171
Vir Biotechnology, Inc.* (Biotechnology)	589		5,101
Virtus Investment Partners, Inc. (Capital Markets)	52		8,286
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,144		39,148
Walker & Dunlop, Inc. (Financial Services)	282		14,013
Warby Parker, Inc.*—Class A (Specialty Retail)	315		8,407
Warrior Met Coal, Inc. (Metals & Mining)	248		19,694
Washington Federal, Inc. (Banks)	608		22,356
WD‑40 Co. (Household Products)	45		10,221
Werner Enterprises, Inc. (Ground Transportation)	493		18,448
WesBanco, Inc. (Banks)	791		32,732
Westamerica Bancorp (Banks)	110		6,617
WillScot Mobile Mini Holdings Corp. (Biotech & Pharma)	715		17,360
Winmark Corp. (Specialty Retail)	11		3,669
Winnebago Industries, Inc. (Automobiles)	233		7,055
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	674		13,264
World Acceptance Corp.* (Consumer Finance)	7		1,259
World Kinect Corp. (Oil, Gas & Consumable Fuels)	422		16,821

Common Stocks, continued

	Shares	Value
Worthington Enterprises, Inc. (Household Durables)	138		$7,757
Worthington Steel, Inc. (Metals & Mining)	267		9,615
WSFS Financial Corp. (Banks)	201		16,120
Xencor, Inc.* (Biotechnology)	610		12,328
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	410		8,438
Yelp, Inc.* (Interactive Media & Services)	181		4,784
Ziff Davis, Inc.* (Interactive Media & Services)	303		16,083
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	896		2,957
TOTAL COMMON STOCKS (Cost $6,648,484)		7,552,038

Collateral for Securities Loaned(b) (0.5%)

Invesco Government & Agency Portfolio— Institutional Shares, 3.75%(c)	36,827	36,827
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $36,827)		36,827
TOTAL INVESTMENT SECURITIES (Cost $6,685,311)—100.3%		7,588,865
Net other assets (liabilities)—(0.3)%		(22,955)
NET ASSETS—100.0%		$7,565,910
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $35,673.
(b)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

116  ::  Small-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Small-Cap Value ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$15,070		0.2%
Air Freight & Logistics		23,172		0.3%
Automobile Components		151,257		2.0%
Automobiles		7,055		0.1%
Banks		993,861		13.0%
Beverages		3,037		NM
Biotech & Pharma		17,360		0.2%
Biotechnology		40,296		0.5%
Broadline Retail		17,685		0.2%
Building Products		97,280		1.3%
Capital Markets		124,965		1.7%
Chemicals		305,683		4.1%
Commercial Services & Supplies		195,655		2.6%
Commercial Support Services		1,590		NM
Communications Equipment		32,373		0.4%
Construction & Engineering		65,733		0.9%
Construction Materials		2,758		NM
Consumer Finance		87,495		1.2%
Consumer Services		10,957		0.1%
Consumer Staples Distribution & Retail		52,573		0.7%
Containers & Packaging		9,016		0.1%
Distributors		96,083		1.3%
Diversified Consumer Services		80,973		1.1%
Diversified Telecommunication Services		50,388		0.7%
Electric Utilities		47,473		0.7%
Electrical Equipment		28,894		0.4%
Electronic Equipment, Instruments & Components		202,697		2.7%
Energy Equipment & Services		156,623		2.1%
Entertainment		12,075		0.2%
Equity REIT—Diversified		66,202		0.9%
Financial Services		190,401		2.4%
Food Products		195,242		2.6%
Gas Utilities		18,464		0.2%
Ground Transportation		99,125		1.3%
Health Care Equipment & Supplies		230,383		3.1%
Health Care Providers & Services		116,573		1.5%
Health Care REITs		37,630		0.5%
Health Care Technology		6,443		0.1%
Hotel & Resort REITs		85,478		1.1%
Hotels, Restaurants & Leisure		176,003		2.3%
Household Durables		225,865		3.0%
Household Products		45,795		0.6%
Industrial REITs		46,511		0.6%
Institutional Financial Services		19,405		0.3%
Insurance		183,067		2.4%
Interactive Media & Services		134,718		1.7%

	Value		% of Net Assets
IT Services		$70,093		0.9%
Leisure Products		16,908		0.2%
Life Sciences Tools & Services		23,810		0.3%
Machinery		208,110		2.7%
Marine Transportation		50,445		0.7%
Media		64,081		0.8%
Metals & Mining		92,889		1.3%
Mortgage REITs		31,436		0.4%
Multi-Utilities		22,545		0.3%
Office REITs		88,817		1.2%
Oil, Gas & Consumable Fuels		338,979		4.5%
Paper & Forest Products		10,288		0.1%
Passenger Airlines		46,171		0.6%
Personal Care Products		26,766		0.4%
Pharmaceuticals		74,606		1.0%
Professional Services		201,651		2.7%
Real Estate Management & Development		9,057		0.1%
Real Estate Services		25,861		0.4%
Residential REITs		6,481		0.1%
Retail—Discretionary		8,931		0.1%
Retail REITs		132,739		1.8%
Semiconductors & Semiconductor Equipment		321,428		4.2%
Software		157,218		2.1%
Specialized REITs		45,755		0.6%
Specialty Finance		45,378		0.6%
Specialty Retail		336,115		4.4%
Technology Hardware, Storage & Peripherals		11,686		0.2%
Technology Services		28,105		0.4%
Textiles, Apparel & Luxury Goods		81,052		1.1%
Tobacco		10,801		0.1%
Trading Companies & Distributors		83,337		1.1%
Water Utilities		46,387		0.6%
Wireless Telecommunication Services		26,730		0.4%
Other**	13,872			0.2%
Total		$7,565,910		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Technology UltraSector ProFund  ::  117

Common Stocks (82.0%)

	Shares	Value
Accenture PLC—Class A (IT Services)	3,883		$644,267
Adobe, Inc.* (Software)	2,556		640,048
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,049		3,832,531
Akamai Technologies, Inc.* (IT Services)	920		105,966
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	7,781		1,250,406
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,088		1,134,562
Apple, Inc. (Technology Hardware, Storage & Peripherals)	38,049		11,753,717
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,020		2,548,503
Arista Networks, Inc.* (Communications Equipment)	6,530		1,177,686
Autodesk, Inc.* (Software)	1,336		312,891
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	12,265		4,774,519
Cadence Design Systems, Inc.* (Software)	1,745		593,335
CDW Corp. (Electronic Equipment, Instruments & Components)	808		119,430
Ciena Corp.* (Communications Equipment)	894		337,083
Cisco Systems, Inc. (Communications Equipment)	24,984		2,897,894
Cognizant Technology Solutions Corp.—Class A (IT Services)	2,997		165,884
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,238		325,458
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,954		684,891
Crowdstrike Holdings, Inc.*—Class A (Software)	6,440		1,229,138
Datadog, Inc.*—Class A (Software)	2,093		560,861
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	1,830		741,827
F5, Inc.* (Communications Equipment)	357		143,717
Fair Isaac Corp.* (Software)	147		165,077
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	680		143,500
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	2,326		264,583
Fortinet, Inc.* (Software)	3,939		637,921
Gartner, Inc.* (IT Services)	423		63,881
Gen Digital, Inc. (Software)	3,486		95,691
GoDaddy, Inc.*—Class A (IT Services)	838		69,336
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	8,393		402,025
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,785		157,757
Intel Corp.* (Semiconductors & Semiconductor Equipment)	29,883		2,695,447
International Business Machines Corp. (IT Services)	5,944		1,329,376
Intuit, Inc. (Software)	1,749		552,806
Jabil, Inc. (Electronic Equipment, Instruments & Components)	667		210,138
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,085		346,202
KLA Corp. (Semiconductors & Semiconductor Equipment)	8,262		1,510,459

Common Stocks, continued

	Shares	Value
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	7,910		$2,317,788
Lumentum Holdings, Inc.* (Communications Equipment)	492		351,258
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,538		1,038,707
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,423		254,295
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,023		3,311,050
Microsoft Corp. (Software)	19,240		8,941,214
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	311		443,495
Motorola Solutions, Inc. (Communications Equipment)	1,050		457,538
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,248		222,768
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	62,751		12,597,264
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,597		365,969
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,479		202,311
Oracle Corp. (Software)	10,733		1,393,895
Palantir Technologies, Inc.*—Class A (Software)	14,523		1,787,200
Palo Alto Networks, Inc.* (Software)	5,130		1,702,288
PTC, Inc.* (Software)	731		100,293
Qnity Electronics, Inc. (Semiconductors & Semiconductor Equipment)	1,324		173,682
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	6,671		984,706
Roper Technologies, Inc. (Software)	638		250,077
Salesforce, Inc. (Software)	5,174		952,119
Sandisk Corp.* (Semiconductors)	937		1,138,296
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,418		1,213,992
ServiceNow, Inc.* (Software)	6,521		725,331
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	951		59,228
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	3,560		101,104
Synopsys, Inc.* (Software)	1,212		471,177
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,846		379,704
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	293		192,082
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	990		364,013
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,763		1,589,090
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,474		83,399
Tyler Technologies, Inc.* (Software)	267		82,663
VeriSign, Inc. (IT Services)	518		150,230
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,180		1,187,751
Workday, Inc.*—Class A (Software)	1,288		206,518
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	301		88,440
TOTAL COMMON STOCKS (Cost $43,048,039)			90,499,748

See accompanying notes to financial statements.

118  ::  Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (18.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $20,872,090	$20,866,000		$20,866,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,866,000)			20,866,000
TOTAL INVESTMENT SECURITIES (Cost $63,914,039)—100.9%			111,365,748
Net other assets (liabilities)—(0.9)%			(1,001,104)
NET ASSETS—100.0%			$110,364,644
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $15,137,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)			Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International		8/24/26		4.38%			$33,572,868	$(594,224)
S&P Technology Select Sector Index	UBS AG		8/24/26			4.68%		42,031,395	(889,338)
								$75,604,263	$(1,483,562)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Communications Equipment		$5,365,176		4.9%
Electronic Equipment, Instruments & Components		3,944,733		3.5%
IT Services		2,528,940		2.3%
Semiconductors		1,138,296		1.0%
Semiconductors & Semiconductor Equipment		40,341,119		36.6%
Software		21,400,543		19.4%
Technology Hardware, Storage & Peripherals		15,780,941		14.3%
Other**	19,864,896			18.0%
Total		$110,364,644		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraBear ProFund  ::  119

Repurchase Agreements(a)(b) (115.5%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $5,184,513		$5,183,000		$5,183,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,183,000)				5,183,000
TOTAL INVESTMENT SECURITIES (Cost $5,183,000)—115.5%				5,183,000
Net other assets (liabilities)—(15.5)%				(695,570)
NET ASSETS—100.0%				$4,487,430
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $1,391,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	2		9/21/26	$(751,925)	$(6,500)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)			Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International		8/27/26		(4.43)%			$(2,516,546)	$(44,319)
S&P 500	UBS AG		8/27/26			(4.28)%		(5,707,167)	(63,045)
								$(8,223,713)	$(107,364)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

120  ::  UltraBull ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (77.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,123		$197,962
A.O. Smith Corp. (Building Products)	243		14,612
Abbott Laboratories (Health Care Equipment & Supplies)	3,754		396,797
AbbVie, Inc. (Biotechnology)	3,808		955,580
Accenture PLC—Class A (IT Services)	1,323		219,512
Adobe, Inc.* (Software)	872		218,358
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,513		1,672,715
Aflac, Inc. (Insurance)	988		125,950
Agilent Technologies, Inc. (Life Sciences Tools & Services)	609		84,267
Air Products & Chemicals, Inc. (Chemicals)	479		141,252
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	901		136,520
Akamai Technologies, Inc.* (IT Services)	313		36,051
Albemarle Corp. (Chemicals)	253		29,763
Alexandria Real Estate Equities, Inc. (Office REITs)	338		17,390
Align Technology, Inc.* (Health Care Equipment & Supplies)	143		24,190
Allegion PLC (Building Products)	184		28,962
Alliant Energy Corp. (Electric Utilities)	557		39,424
Allstate Corp. (Insurance)	554		146,300
Alphabet, Inc.—Class A (Interactive Media & Services)	12,635		4,499,703
Alphabet, Inc.—Class C (Interactive Media & Services)	10,186		3,632,837
Altria Group, Inc. (Tobacco)	3,598		245,851
Amazon.com, Inc.* (Broadline Retail)	21,095		5,728,979
Amcor plc (Containers & Packaging)	996		44,700
Ameren Corp. (Multi-Utilities)	596		65,328
American Electric Power Co., Inc. (Electric Utilities)	1,172		149,840
American Express Co. (Consumer Finance)	1,147		385,679
American International Group, Inc. (Insurance)	1,142		89,738
American Tower Corp.—Class A (Specialized REITs)	1,004		174,053
American Water Works Co., Inc. (Water Utilities)	420		56,351
Ameriprise Financial, Inc. (Capital Markets)	194		105,893
AMETEK, Inc. (Electrical Equipment)	494		119,405
Amgen, Inc. (Biotechnology)	1,163		447,941
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	2,651		426,015
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,051		386,148
Aon PLC—Class A (Insurance)	460		165,853
APA Corp. (Oil, Gas & Consumable Fuels)	762		28,438
Apollo Global Management, Inc. (Financial Services)	994		124,836
Apple, Inc. (Technology Hardware, Storage & Peripherals)	31,649		9,776,693
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,711		868,623
AppLovin Corp.*—Class A (Software)	580		229,622
Aptiv PLC* (Automobile Components)	457		25,807
Arch Capital Group, Ltd.* (Insurance)	749		75,297
Archer-Daniels-Midland Co. (Food Products)	1,039		82,362

Common Stocks, continued

	Shares	Value
Ares Management Corporation—Class A (Capital Markets)	454		$58,153
Arista Networks, Inc.* (Communications Equipment)	2,226		401,459
Arthur J. Gallagher & Co. (Insurance)	553		137,929
Assurant, Inc. (Insurance)	107		29,873
AT&T, Inc. (Diversified Telecommunication Services)	14,974		348,146
Atmos Energy Corp. (Gas Utilities)	359		62,028
Autodesk, Inc.* (Software)	456		106,795
Automatic Data Processing, Inc. (Professional Services)	861		229,422
AutoZone, Inc.* (Specialty Retail)	36		108,585
AvalonBay Communities, Inc. (Residential REITs)	301		55,869
Avery Dennison Corp. (Containers & Packaging)	165		28,005
Axon Enterprise, Inc.* (Aerospace & Defense)	174		91,830
Baker Hughes Co. (Energy Equipment & Services)	2,138		129,328
Ball Corp. (Containers & Packaging)	576		37,382
Bank of America Corp. (Banks)	14,070		871,637
Baxter International, Inc. (Health Care Equipment & Supplies)	1,114		29,142
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	595		98,544
Berkshire Hathaway, Inc.*—Class B (Financial Services)	3,950		2,020,583
Best Buy Co., Inc. (Specialty Retail)	423		36,488
Biogen, Inc.* (Biotechnology)	318		64,538
Bio-Techne Corp. (Life Sciences Tools & Services)	337		24,294
BlackRock, Inc. (Capital Markets)	311		339,111
Blackstone, Inc. (Capital Markets)	1,601		204,528
Block, Inc.* (Financial Services)	1,154		93,751
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	1,670		322,142
Boston Properties, Inc. (Office REITs)	320		22,439
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,202		149,629
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,401		287,429
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	10,204		3,972,213
Broadridge Financial Solutions, Inc. (Professional Services)	247		38,026
Brown & Brown, Inc. (Insurance)	626		44,070
Brown-Forman Corp.—Class B (Beverages)	363		10,429
Builders FirstSource, Inc.* (Building Products)	231		15,348
Bunge Global SA (Food Products)	293		31,125
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	253		37,376
Cadence Design Systems, Inc.* (Software)	595		202,312
Camden Property Trust (Residential REITs)	216		23,935
Capital One Financial Corp. (Consumer Finance)	1,341		280,282
Cardinal Health, Inc. (Health Care Providers & Services)	504		115,935
Carnival Corp Ltd. (Leisure Facilities & Services)	2,771		77,062
Carrier Global Corp. (Building Products)	1,683		104,026

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraBull ProFund  ::  121

Common Stocks, continued

	Shares	Value
Carvana Co.* (Specialty Retail)	1,544		$96,284
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	80		69,680
Caterpillar, Inc. (Machinery)	993		809,107
Cboe Global Markets, Inc. (Capital Markets)	225		69,802
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	630		92,490
CDW Corp. (Electronic Equipment, Instruments & Components)	275		40,648
Cencora, Inc. (Health Care Providers & Services)	419		130,451
Centene Corp.* (Health Care Providers & Services)	1,011		62,904
CenterPoint Energy, Inc. (Multi-Utilities)	1,409		59,234
CF Industries Holdings, Inc. (Chemicals)	331		41,438
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	104		24,181
Charter Communications, Inc.*—Class A (Media)	180		26,096
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,035		794,209
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	2,764		102,876
Chubb, Ltd. (Insurance)	776		272,129
Church & Dwight Co., Inc. (Household Products)	510		50,393
Ciena Corp.* (Communications Equipment)	305		115,000
Cincinnati Financial Corp. (Insurance)	333		59,167
Cintas Corp. (Commercial Services & Supplies)	733		149,994
Cisco Systems, Inc. (Communications Equipment)	8,513		987,422
Citigroup, Inc. (Banks)	3,675		486,754
Citizens Financial Group, Inc. (Banks)	911		65,273
CME Group, Inc. (Capital Markets)	781		209,144
CMS Energy Corp. (Multi-Utilities)	664		47,801
Cognizant Technology Solutions Corp.— Class A (IT Services)	1,021		56,512
Coherent Corp.* (Electronic Equipment, Instruments & Components)	422		110,940
Coinbase Global, Inc.*—Class A (Capital Markets)	479		70,059
Colgate-Palmolive Co. (Household Products)	1,725		157,493
Comcast Corp.—Class A (Media)	7,678		183,965
Comfort Systems USA, Inc. (Construction & Engineering)	77		133,186
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,625		316,260
Consolidated Edison, Inc. (Multi-Utilities)	795		86,536
Constellation Brands, Inc.—Class A (Beverages)	302		39,329
Constellation Energy Corp. (Electric Utilities)	689		181,035
Copart, Inc.* (Commercial Services & Supplies)	1,909		55,590
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,688		233,365
Corpay, Inc.* (Software)	141		53,878
Corteva, Inc. (Chemicals)	1,440		113,342
CoStar Group, Inc.* (Real Estate Management & Development)	879		25,280
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	956		910,007

Common Stocks, continued

	Shares	Value
CRH plc (Construction Materials)	1,440		$136,814
Crowdstrike Holdings, Inc.*—Class A (Software)	2,193		418,556
Crown Castle International Corp. (Specialized REITs)	939		71,646
CSX Corp. (Ground Transportation)	4,003		201,751
Cummins, Inc. (Machinery)	299		189,626
CVS Health Corp. (Health Care Providers & Services)	2,750		287,183
D.R. Horton, Inc. (Household Durables)	567		81,115
Danaher Corp. (Life Sciences Tools & Services)	1,356		264,393
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	247		50,284
Datadog, Inc.*—Class A (Software)	714		191,331
DaVita, Inc.* (Health Care Providers & Services)	69		16,566
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	306		29,645
Deere & Co. (Machinery)	541		320,634
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	625		253,356
Delta Air Lines, Inc. (Passenger Airlines)	1,408		123,116
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	2,485		112,148
Dexcom, Inc.* (Health Care Equipment & Supplies)	832		69,430
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	418		84,833
Digital Realty Trust, Inc. (Specialized REITs)	751		141,579
Dollar General Corp. (Consumer Staples Distribution & Retail)	473		60,095
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	389		49,485
Dominion Energy, Inc. (Multi-Utilities)	1,895		131,077
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	66		22,931
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	816		160,067
Dover Corp. (Machinery)	291		59,544
Dow, Inc. (Chemicals)	1,553		47,040
DTE Energy Co. (Multi-Utilities)	448		63,558
Duke Energy Corp. (Electric Utilities)	1,681		210,848
DuPont de Nemours, Inc. (Chemicals)	295		40,415
Eaton Corp. PLC (Electrical Equipment)	837		347,522
eBay, Inc. (Broadline Retail)	956		108,994
EchoStar Corp.*—Class A (Media)	294		24,722
Ecolab, Inc. (Chemicals)	546		151,586
Edison International (Electric Utilities)	828		60,750
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	1,241		106,813
Electronic Arts, Inc. (Entertainment)	487		102,202
Elevance Health, Inc. (Health Care Providers & Services)	469		176,269
Eli Lilly & Co. (Pharmaceuticals)	1,703		1,956,474
EMCOR Group, Inc. (Construction & Engineering)	95		75,756
Emerson Electric Co. (Electrical Equipment)	1,207		180,833
Entergy Corp. (Electric Utilities)	986		106,113
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,148		170,696

See accompanying notes to financial statements.

122  ::  UltraBull ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
EQT Corp. (Oil, Gas & Consumable Fuels)	1,349		$71,888
Equifax, Inc. (Professional Services)	257		44,363
Equinix, Inc. (Specialized REITs)	212		216,086
Equity Residential (Residential REITs)	734		48,774
Erie Indemnity Co.—Class A (Insurance)	55		13,312
Essex Property Trust, Inc. (Residential REITs)	138		39,211
Everest Group, Ltd. (Insurance)	84		31,429
Evergy, Inc. (Electric Utilities)	496		41,173
Eversource Energy (Electric Utilities)	810		57,988
Exelon Corp. (Electric Utilities)	2,207		101,125
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	516		48,519
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	247		72,801
Expeditors International of Washington, Inc. (Air Freight & Logistics)	281		47,177
Extra Space Storage, Inc. (Specialized REITs)	456		67,506
ExxonMobil Holdings Corp. (Oil, Gas & Consumable Fuels)	8,932		1,388,391
F5, Inc.* (Communications Equipment)	122		49,114
FactSet Research Systems, Inc. (Capital Markets)	78		20,530
Fair Isaac Corp.* (Software)	51		57,271
Fastenal Co. (Trading Companies & Distributors)	2,473		117,987
Federal Realty Investment Trust (Retail REITs)	170		21,095
FedEx Corp. (Air Freight & Logistics)	473		145,400
Fedex Freight Holding Company, Inc.* (Ground Transportation)	234		32,884
Fidelity National Information Services, Inc. (Financial Services)	1,115		49,919
Fifth Third Bancorp (Banks)	1,953		110,345
First Horizon Corp. (Banks)	—	(a)	7
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	232		48,959
FirstEnergy Corp. (Electric Utilities)	1,121		54,156
Fiserv, Inc.* (Financial Services)	1,148		61,923
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	792		90,090
Ford Motor Co. (Automobiles)	8,434		123,811
Fortinet, Inc.* (Software)	1,342		217,337
Fortive Corp. (Machinery)	658		38,960
Fox Corp.—Class A (Media)	429		24,981
Fox Corp.—Class B (Media)	301		15,634
Franklin Resources, Inc. (Capital Markets)	660		22,348
Freeport-McMoRan, Inc. (Metals & Mining)	3,098		194,028
Garmin, Ltd. (Household Durables)	354		103,998
Gartner, Inc.* (IT Services)	143		21,596
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	980		66,660
GE Vernova, Inc. (Electrical Equipment)	580		574,368
Gen Digital, Inc. (Software)	1,189		32,638
Generac Holdings, Inc.* (Electrical Equipment)	127		25,033
General Dynamics Corp. (Aerospace & Defense)	547		209,731
General Electric Co. (Industrial Conglomerates)	2,249		809,798
General Mills, Inc. (Food Products)	1,150		41,113
General Motors Co. (Automobiles)	1,943		172,655
Genuine Parts Co. (Distributors)	296		36,814

Common Stocks, continued

	Shares	Value
Gilead Sciences, Inc. (Biotechnology)	2,675		$348,312
Global Payments, Inc. (Financial Services)	500		42,040
Globe Life, Inc. (Insurance)	168		30,618
GoDaddy, Inc.*—Class A (IT Services)	285		23,581
Halliburton Co. (Energy Equipment & Services)	1,801		58,082
Hasbro, Inc. (Leisure Products)	289		27,149
HCA Healthcare, Inc. (Health Care Providers & Services)	334		134,465
Healthpeak Properties, Inc. (Health Care REITs)	1,486		32,439
Henry Schein, Inc.* (Health Care Providers & Services)	208		17,836
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	2,859		136,946
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	491		157,361
Honeywell Aerospace, Inc.* (Aerospace & Defense)	682		140,997
Honeywell International, Inc. (Industrial Conglomerates)	682		165,760
Hormel Foods Corp. (Food Products)	628		15,706
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,373		34,503
Howmet Aerospace, Inc. (Aerospace & Defense)	862		243,308
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,971		53,749
Hubbell, Inc. (Electrical Equipment)	113		53,398
Humana, Inc. (Health Care Providers & Services)	259		94,240
Huntington Bancshares, Inc. (Banks)	4,370		74,465
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	84		27,422
IDEX Corp. (Machinery)	161		37,102
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	170		95,042
Illinois Tool Works, Inc. (Machinery)	564		161,840
Incyte Corp.* (Biotechnology)	360		43,027
Ingersoll Rand, Inc. (Machinery)	767		63,952
Insulet Corp.* (Health Care Equipment & Supplies)	150		24,803
Intel Corp.* (Semiconductors & Semiconductor Equipment)	10,181		918,326
Interactive Brokers Group, Inc.—Class A (Capital Markets)	961		84,558
Intercontinental Exchange, Inc. (Capital Markets)	1,218		185,721
International Business Machines Corp. (IT Services)	2,026		453,115
International Flavors & Fragrances, Inc. (Chemicals)	550		43,571
International Paper Co. (Containers & Packaging)	1,141		46,587
Intuit, Inc. (Software)	596		188,378
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	763		269,591
Invesco, Ltd. (Capital Markets)	955		28,268
Invitation Homes, Inc. (Residential REITs)	1,178		35,010
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	359		84,372
Iron Mountain, Inc. (Specialized REITs)	640		78,285

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraBull ProFund  ::  123

Common Stocks, continued

	Shares	Value
J.B. Hunt Transport Services, Inc. (Ground Transportation)	162		$44,024
Jabil, Inc. (Electronic Equipment, Instruments & Components)	226		71,201
Jack Henry & Associates, Inc. (Financial Services)	153		23,568
Jacobs Solutions, Inc. (Professional Services)	254		34,272
Johnson & Johnson (Pharmaceuticals)	5,189		1,330,200
Johnson Controls International PLC (Building Products)	1,314		192,711
JPMorgan Chase & Co. (Banks)	5,775		2,031,586
Kenvue, Inc. (Personal Care Products)	4,139		79,634
Keurig Dr Pepper, Inc. (Beverages)	2,932		91,244
KeyCorp (Banks)	1,986		44,864
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	370		118,060
Kimberly-Clark Corp. (Household Products)	716		78,266
Kimco Realty Corp. (Retail REITs)	1,455		37,073
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,219		135,767
KKR & Co., Inc. (Capital Markets)	1,490		151,131
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,814		514,455
L3Harris Technologies, Inc. (Aerospace & Defense)	401		111,101
Labcorp Holdings, Inc. (Health Care Providers & Services)	177		54,728
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	2,695		789,688
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	643		31,436
Leidos Holdings, Inc. (Professional Services)	272		31,443
Lennar Corp.—Class A (Household Durables)	465		38,293
Lennox International, Inc. (Building Products)	68		28,280
Linde PLC (Chemicals)	997		476,946
Live Nation Entertainment, Inc.* (Entertainment)	343		59,727
Lockheed Martin Corp.—Class B (Aerospace & Defense)	438		255,240
Loews Corp. (Insurance)	363		42,112
Lowe’s Cos., Inc. (Specialty Retail)	1,207		250,827
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	225		26,746
Lumentum Holdings, Inc.* (Communications Equipment)	168		119,942
LyondellBasell Industries N.V.—Class A (Chemicals)	556		34,516
M&T Bank Corp. (Banks)	316		77,828
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	629		199,060
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	472		175,793
Marsh & McLennan Cos., Inc. (Insurance)	1,038		196,898
Martin Marietta Materials, Inc. (Construction Materials)	129		67,743
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,887		353,926
Masco Corp. (Building Products)	434		31,022

Common Stocks, continued

	Shares	Value
MasterCard, Inc.—Class A (Financial Services)	1,739		$996,621
McCormick & Co., Inc. (Food Products)	547		27,842
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,531		414,349
McKesson Corp. (Health Care Providers & Services)	259		221,753
Medtronic PLC (Health Care Equipment & Supplies)	2,766		236,189
Merck & Co., Inc. (Pharmaceuticals)	5,323		693,055
Meta Platforms, Inc.—Class A (Interactive Media & Services)	4,733		2,634,908
MetLife, Inc. (Insurance)	1,163		111,799
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	44		62,317
MGM Resorts International* (Hotels, Restaurants & Leisure)	413		18,407
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,165		86,548
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,430		1,999,963
Microsoft Corp. (Software)	16,007		7,438,773
Mid-America Apartment Communities, Inc. (Residential REITs)	250		33,085
Moderna, Inc.* (Biotechnology)	759		41,608
Molson Coors Beverage Co.—Class B (Beverages)	345		14,338
Mondelez International, Inc.—Class A (Food Products)	2,766		172,349
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	106		151,159
Monster Beverage Corp.* (Beverages)	1,539		148,329
Moody’s Corp. (Capital Markets)	323		154,517
Morgan Stanley (Capital Markets)	2,584		543,724
Motorola Solutions, Inc. (Communications Equipment)	358		155,999
MSCI, Inc. (Capital Markets)	156		89,269
Nasdaq, Inc. (Capital Markets)	962		90,611
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	426		76,041
Netflix, Inc.* (Entertainment)	9,074		650,696
Newmont Corp. (Metals & Mining)	2,301		215,627
News Corp.—Class A (Media)	788		21,717
News Corp.—Class B (Media)	260		8,130
NextEra Energy, Inc. (Electric Utilities)	4,494		390,619
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,584		107,779
NiSource, Inc. (Multi-Utilities)	1,032		45,852
Nordson Corp. (Machinery)	113		33,649
Norfolk Southern Corp. (Ground Transportation)	484		162,372
Northern Trust Corp. (Capital Markets)	398		72,512
Northrop Grumman Corp. (Aerospace & Defense)	288		156,234
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	991		18,363
NRG Energy, Inc. (Electric Utilities)	456		61,236
Nucor Corp. (Metals & Mining)	491		126,329
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	52,193		10,477,746

See accompanying notes to financial statements.

124  ::  UltraBull ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
NVR, Inc.* (Household Durables)	5		$30,735
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	544		124,663
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,563		89,200
Old Dominion Freight Line, Inc. (Ground Transportation)	394		83,583
Omnicom Group, Inc. (Media)	615		48,401
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	843		68,797
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,357		123,229
Oracle Corp. (Software)	3,657		474,935
O’Reilly Automotive, Inc.* (Specialty Retail)	1,785		159,490
Otis Worldwide Corp. (Machinery)	827		59,503
PACCAR, Inc. (Machinery)	1,135		150,592
Packaging Corp. of America (Containers & Packaging)	191		46,956
Palantir Technologies, Inc.*—Class A (Software)	4,947		608,778
Palo Alto Networks, Inc.* (Software)	1,749		580,371
Paramount Skydance Corp.(b)—Class B (Media)	683		5,437
Parker-Hannifin Corp. (Machinery)	272		265,616
Paychex, Inc. (Professional Services)	694		81,087
PayPal Holdings, Inc. (Financial Services)	1,901		108,756
Pentair PLC (Machinery)	347		22,708
PepsiCo, Inc. (Beverages)	2,945		411,004
Pfizer, Inc. (Pharmaceuticals)	12,282		307,173
PG&E Corp. (Electric Utilities)	4,748		82,520
Philip Morris International, Inc. (Tobacco)	3,358		640,774
Phillips 66 (Oil, Gas & Consumable Fuels)	865		183,103
Pinnacle West Capital Corp. (Electric Utilities)	260		26,257
PNC Financial Services Group, Inc. (Banks)	866		216,387
PPG Industries, Inc. (Chemicals)	481		53,160
PPL Corp. (Electric Utilities)	1,621		57,075
Principal Financial Group, Inc. (Insurance)	423		48,095
Prologis, Inc. (Industrial REITs)	2,010		290,666
Prudential Financial, Inc. (Insurance)	747		91,194
PTC, Inc.* (Software)	247		33,888
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,073		82,278
Public Storage (Specialized REITs)	341		110,542
PulteGroup, Inc. (Household Durables)	412		52,106
Qnity Electronics, Inc. (Semiconductors & Semiconductor Equipment)	451		59,162
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,272		335,370
Quanta Services, Inc. (Construction & Engineering)	323		215,557
Quest Diagnostics, Inc. (Health Care Providers & Services)	239		55,689
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	83		31,568
Raymond James Financial, Inc. (Capital Markets)	374		65,817
Realty Income Corp. (Retail REITs)	2,009		128,315
Regency Centers Corp. (Retail REITs)	356		28,583
Regeneron Pharmaceuticals, Inc. (Biotechnology)	216		164,728

Common Stocks, continued

	Shares	Value
Regions Financial Corp. (Banks)	1,839		$56,917
Republic Services, Inc. (Commercial Services & Supplies)	431		90,747
ResMed, Inc. (Health Care Equipment & Supplies)	313		66,037
Revvity, Inc. (Life Sciences Tools & Services)	240		27,005
Robinhood Markets, Inc.*—Class A (Capital Markets)	1,703		147,412
Rockwell Automation, Inc. (Electrical Equipment)	240		115,219
Rollins, Inc. (Commercial Services & Supplies)	633		24,035
Roper Technologies, Inc. (Software)	218		85,449
Ross Stores, Inc. (Specialty Retail)	692		173,740
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	536		170,609
RTX Corp. (Aerospace & Defense)	2,901		624,352
S&P Global, Inc. (Capital Markets)	653		268,990
Salesforce, Inc. (Software)	1,763		324,427
Sandisk Corp.* (Semiconductors)	319		387,531
SBA Communications Corp.—Class A (Specialized REITs)	228		41,263
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	484		414,367
Sempra (Multi-Utilities)	1,408		124,678
ServiceNow, Inc.* (Software)	2,222		247,153
Simon Property Group, Inc. (Retail REITs)	700		160,560
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	325		20,241
SLB, Ltd. (Energy Equipment & Services)	3,220		159,680
Smurfit WestRock PLC (Containers & Packaging)	1,130		51,947
Snap-on, Inc. (Machinery)	111		45,556
Solventum Corp.* (Health Care Equipment & Supplies)	316		26,999
Southwest Airlines Co. (Passenger Airlines)	1,053		47,353
Stanley Black & Decker, Inc. (Machinery)	335		31,684
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,456		258,494
State Street Corp. (Capital Markets)	596		109,759
Steel Dynamics, Inc. (Metals & Mining)	293		73,619
STERIS PLC (Health Care Equipment & Supplies)	210		47,964
Stryker Corp. (Health Care Equipment & Supplies)	743		241,995
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,087		30,871
Synchrony Financial (Consumer Finance)	726		55,024
Synopsys, Inc.* (Software)	413		160,558
Sysco Corp. (Consumer Staples Distribution & Retail)	1,030		87,797
T. Rowe Price Group, Inc. (Capital Markets)	461		51,517
Take-Two Interactive Software, Inc.* (Entertainment)	375		91,095
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	437		66,586
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	461		124,641
Target Corp. (Consumer Staples Distribution & Retail)	979		141,456

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraBull ProFund  ::  125

Common Stocks, continued

	Shares	Value
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	629		$129,379
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	100		65,557
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	337		123,912
Tesla, Inc.* (Automobiles)	6,066		1,887,799
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,961		540,726
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	125		50,323
Textron, Inc. (Aerospace & Defense)	375		31,973
The AES Corp. (Independent Power/ Renewable Electricity Producers)	1,537		22,563
The Bank of New York Mellon Corp. (Capital Markets)	1,479		231,212
The Boeing Co.* (Aerospace & Defense)	1,697		366,790
The Charles Schwab Corp. (Capital Markets)	3,522		370,655
The Cigna Group (Health Care Providers & Services)	570		159,059
The Clorox Co. (Household Products)	261		24,933
The Coca-Cola Co. (Beverages)	8,343		730,764
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	419		30,302
The Estee Lauder Cos., Inc. (Personal Care Products)	533		44,719
The Goldman Sachs Group, Inc. (Capital Markets)	636		647,689
The Hartford Financial Services Group, Inc. (Insurance)	591		83,869
The Hershey Co. (Food Products)	319		55,841
The Home Depot, Inc. (Specialty Retail)	2,146		712,386
The J.M. Smucker Co. (Food Products)	230		27,430
The Kraft Heinz Co. (Food Products)	1,840		47,564
The Kroger Co. (Consumer Staples Distribution & Retail)	1,222		70,558
The Mosaic Co. (Chemicals)	684		15,130
The Procter & Gamble Co. (Household Products)	5,017		724,906
The Progressive Corp. (Insurance)	1,260		266,389
The Sherwin-Williams Co. (Chemicals)	495		168,721
The Southern Co. (Electric Utilities)	2,429		229,638
The TJX Cos., Inc. (Specialty Retail)	2,384		375,099
The Trade Desk, Inc.*—Class A (Media)	921		16,615
The Travelers Cos., Inc. (Insurance)	458		171,457
The Walt Disney Co. (Entertainment)	3,742		359,943
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,636		188,579
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	799		458,866
TKO Group Holdings, Inc. (Entertainment)	136		24,726
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	1,003		173,228
Tractor Supply Co. (Specialty Retail)	1,130		34,770
Trane Technologies PLC (Building Products)	477		217,011
TransDigm Group, Inc. (Aerospace & Defense)	121		151,780
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	501		28,347
Truist Financial Corp. (Banks)	2,684		139,139
Tyler Technologies, Inc.* (Software)	92		28,483
Tyson Foods, Inc.—Class A (Food Products)	608		35,240

Common Stocks, continued

	Shares	Value
U.S. Bancorp (Banks)	3,345		$210,768
Uber Technologies, Inc.* (Ground Transportation)	4,387		308,669
UDR, Inc. (Residential REITs)	635		24,232
Ulta Beauty, Inc.* (Specialty Retail)	94		48,206
Union Pacific Corp. (Ground Transportation)	1,280		373,927
United Airlines Holdings, Inc.* (Passenger Airlines)	700		84,931
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,609		167,690
United Rentals, Inc. (Trading Companies & Distributors)	136		146,779
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,958		811,396
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	114		19,202
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	639		199,943
Veeva Systems, Inc.*—Class A (Health Care Technology)	323		65,821
Ventas, Inc. (Health Care REITs)	1,047		97,905
Veralto Corp. (Commercial Services & Supplies)	528		49,722
VeriSign, Inc. (IT Services)	177		51,334
Verisk Analytics, Inc. (Professional Services)	282		54,948
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,997		421,149
Vertex Pharmaceuticals, Inc.* (Biotechnology)	547		260,974
Vertiv Holdings Company—Class A (Electrical Equipment)	828		200,020
Viatris, Inc. (Pharmaceuticals)	2,512		44,111
VICI Properties, Inc. (Specialized REITs)	2,354		62,028
Visa, Inc.—Class A (Financial Services)	3,576		1,309,281
Vistra Corp. (Independent Power/Renewable Electricity Producers)	682		101,066
Vulcan Materials Co. (Construction Materials)	280		75,200
W.R. Berkley Corp. (Insurance)	633		45,918
W.W. Grainger, Inc. (Trading Companies & Distributors)	94		129,929
Wabtec Corp. (Machinery)	365		106,164
Walmart, Inc. (Consumer Staples Distribution & Retail)	9,447		1,050,506
Warner Bros. Discovery, Inc.* (Entertainment)	5,341		140,468
Waste Management, Inc. (Commercial Services & Supplies)	796		180,333
Waters Corp.* (Life Sciences Tools & Services)	210		79,235
WEC Energy Group, Inc. (Multi-Utilities)	702		76,813
Wells Fargo & Co. (Banks)	6,595		570,138
Welltower, Inc. (Health Care REITs)	1,521		356,584
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	153		52,167
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	743		404,816
Weyerhaeuser Co. (Specialized REITs)	1,554		38,897
Williams-Sonoma, Inc. (Specialty Retail)	253		57,851
Willis Towers Watson PLC (Insurance)	205		68,864
Workday, Inc.*—Class A (Software)	440		70,550
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	181		17,975

See accompanying notes to financial statements.

126  ::  UltraBull ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Xcel Energy, Inc. (Electric Utilities)	1,344		$105,101
Xylem, Inc. (Machinery)	512		59,889
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	595		91,202
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	102		29,970
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	416		39,075
Zoetis, Inc. (Pharmaceuticals)	902		69,716
TOTAL COMMON STOCKS (Cost $38,525,457)			138,713,169

Repurchase Agreements(c)(d) (21.6%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $38,801,321		$38,790,000		$38,790,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,790,000)				38,790,000

Collateral for Securities Loaned(e)(NM)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.75%(f)	7,676		$7,676
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,676)			7,676
TOTAL INVESTMENT SECURITIES (Cost $77,323,133)—99.0%			177,510,845
Net other assets (liabilities)—1.0%			1,783,363
NET ASSETS—100.0%			$179,294,208
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $5,150.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $25,546,000.
(d)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	76	9/21/26		$28,573,150		$247,584

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/26		4.68%		$71,249,706		$712,078
SPDR S&P 500 ETF	Goldman Sachs International	8/27/26		4.63%	24,134,408		244,199
					$95,384,114		$956,277
S&P 500	UBS AG	8/27/26		4.68%		$76,081,325		$702,636
SPDR S&P 500 ETF	UBS AG	8/27/26		4.68%	20,115,301		196,603
					$96,196,626		$899,239
					$191,580,740		$1,855,516
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraBull ProFund  ::  127

UltraBull ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$2,410,758		1.3%
Air Freight & Logistics		397,643		0.2%
Automobile Components		25,807		NM
Automobiles		2,184,265		1.2%
Banks		4,956,108		2.8%
Beverages		1,445,437		0.8%
Biotechnology		2,326,708		1.3%
Broadline Retail		5,837,973		3.4%
Building Products		631,972		0.4%
Capital Markets		4,392,930		2.5%
Chemicals		1,356,880		0.8%
Commercial Services & Supplies		550,421		0.3%
Communications Equipment		1,828,936		1.0%
Construction & Engineering		424,499		0.2%
Construction Materials		279,757		0.2%
Consumer Finance		720,985		0.4%
Consumer Staples Distribution & Retail		2,439,584		1.3%
Containers & Packaging		255,577		0.1%
Distributors		36,814		NM
Diversified Telecommunication Services		769,295		0.4%
Electric Utilities		1,954,898		1.2%
Electrical Equipment		1,615,798		0.9%
Electronic Equipment, Instruments & Components		1,343,572		0.8%
Energy Equipment & Services		347,090		0.2%
Entertainment		1,428,857		0.8%
Financial Services		4,831,278		2.7%
Food Products		536,572		0.3%
Gas Utilities		62,028		NM
Ground Transportation		1,207,210		0.7%
Health Care Equipment & Supplies		2,019,202		1.1%
Health Care Providers & Services		2,357,676		1.3%
Health Care REITs		486,928		0.3%
Health Care Technology		65,821		NM
Hotel & Resort REITs		34,503		NM
Hotels, Restaurants & Leisure		2,221,610		1.3%
Household Durables		306,247		0.2%
Household Products		1,035,991		0.6%
Independent Power/Renewable Electricity Producers		123,629		0.1%
Industrial Conglomerates		1,173,520		0.7%
Industrial REITs		290,666		0.2%

	Value		% of Net Assets
Insurance		$2,348,260	1.3%
Interactive Media & Services		10,767,448	6.0%
IT Services		861,701	0.5%
Leisure Facilities & Services		77,062	NM
Leisure Products		27,149	NM
Life Sciences Tools & Services		1,161,097	0.6%
Machinery		2,456,126	1.4%
Media		375,698	0.2%
Metals & Mining		609,603	0.3%
Multi-Utilities		783,155	0.4%
Office REITs		39,829	NM
Oil, Gas & Consumable Fuels		4,309,227	2.4%
Passenger Airlines		255,400	0.1%
Personal Care Products		124,353	0.1%
Pharmaceuticals		4,688,158	2.7%
Professional Services		513,561	0.3%
Real Estate Management & Development		117,770	0.1%
Residential REITs		260,116	0.1%
Retail REITs		375,626	0.2%
Semiconductors		387,531	0.2%
Semiconductors & Semiconductor Equipment		23,513,340	13.1%
Software		11,969,841	6.6%
Specialized REITs		1,001,885	0.6%
Specialty Retail		2,053,726	1.1%
Technology Hardware, Storage & Peripherals		11,146,839	6.2%
Textiles, Apparel & Luxury Goods		262,324	0.1%
Tobacco		886,625	0.5%
Trading Companies & Distributors		394,695	0.2%
Water Utilities		56,351	NM
Wireless Telecommunication Services		173,228	0.1%
Other**	40,581,039		22.6%
Total		$179,294,208	100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

128  ::  UltraChina ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (89.3%)

	Shares	Value
Adlai Nortye, Ltd.*ADR (Biotechnology)	1,156		$15,028
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	28,062		3,430,579
Atour Lifestyle Holdings, Ltd.ADR (Hotels, Restaurants & Leisure)	4,458		153,043
ATRenew, Inc.ADR (Specialty Retail)	6,295		26,691
Autohome, Inc.ADR (Interactive Media & Services)	3,300		76,626
Baidu, Inc.*ADR(a) (Interactive Media & Services)	6,201		688,993
Belite Bio, Inc.*ADR (Pharmaceuticals)	1,030		163,368
BeOne Medicines, Ltd.*ADR (Biotechnology)	2,764		873,452
Bilibili, Inc.*ADR(a) (Entertainment)	15,422		294,560
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	2,777		33,796
EHang Holdings, Ltd.*ADR (Aerospace & Defense)	2,761		14,164
FinVolution GroupADR (Consumer Finance)	5,619		27,252
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	43,290		410,822
GDS Holdings, Ltd.*ADR(a) (IT Services)	6,762		221,388
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	9,065		386,985
Hello Group, Inc.ADR (Interactive Media & Services)	4,697		28,135
Hesai Group*ADR (Electrical Equipment)	5,888		99,507
iQIYI, Inc.*ADR (Entertainment)	27,915		35,452
JD.com, Inc.ADR (Broadline Retail)	37,501		1,237,908
JinkoSolar Holding Co., LtdADR (Semiconductors & Semiconductor Equipment)	1,626		24,618
JOYY, Inc.ADR (Interactive Media & Services)	1,362		100,202
Kanzhun, Ltd.ADR (Interactive Media & Services)	19,897		323,923
KE Holdings, Inc.ADR (Real Estate Management & Development)	34,142		578,707
Kingsoft Cloud Holdings, Ltd.*ADR(a) (IT Services)	8,583		95,700
Legend Biotech Corp.*ADR (Biotechnology)	4,300		79,765
Li Auto, Inc.*ADR(a) (Automobiles)	31,715		432,275
MINISO Group Holding, Ltd.ADR (Broadline Retail)	5,050		65,650
NetEase, Inc.ADR (Entertainment)	9,573		1,275,793
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	7,215		424,891
NIO, Inc.*ADR (Automobiles)	98,264		479,528
PDD Holdings, Inc.*ADR (Broadline Retail)	21,739		1,925,206
Pony AI, Inc.*ADR (Software)	11,867		93,394
Qifu Technology, Inc.ADR (Consumer Finance)	5,003		69,442
Structure Therapeutics, Inc.*ADR (Pharmaceuticals)	3,552		170,638
TAL Education Group*ADR (Diversified Consumer Services)	21,822		272,775
Tencent Music Entertainment GroupADR (Entertainment)	26,915		254,347
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	15,186		713,894

Common Stocks, continued

	Shares	Value
Tuya, Inc.ADR (Software)	15,146		$25,445
Up Fintech Holding, Ltd.*ADR (Capital Markets)	7,132		34,947
Vipshop Holdings, Ltd.ADR (Broadline Retail)	11,011		168,909
VNET Group, Inc.*ADR (IT Services)	8,987		64,437
Weibo Corp.ADR(a) (Interactive Media & Services)	5,145		41,932
WeRide, Inc.*ADR(a) (Auto Components)	10,596		61,669
XPeng, Inc.*ADR(a) (Automobiles)	38,717		503,322
Zai Lab, Ltd.*ADR(a) (Biotechnology)	5,379		98,274
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	20,764		498,751
TOTAL COMMON STOCKS (Cost $10,955,868)		17,096,183

Repurchase Agreements(b)(c) (11.8%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $2,257,659		$2,257,000		$2,257,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,257,000)				2,257,000

Collateral for Securities Loaned(d) (11.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.75%(e)	2,138,158		$2,138,158
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,138,158)		2,138,158
TOTAL INVESTMENT SECURITIES (Cost $15,351,026)—112.3%			21,491,341
Net other assets (liabilities)—(12.3)%			(2,361,531)
NET ASSETS—100.0%			$19,129,810
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $2,124,018.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $585,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
ADR
American Depositary Receipt

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraChina ProFund  ::  129

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International		8/27/26		4.38%		$3,999,721	$183,716
S&P China Select ADR Index (USD)	UBS AG		8/27/26			4.23%	17,146,120	886,037
							$21,145,841	$1,069,753
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of July 31, 2026:

	Value	% of Net Assets
Aerospace & Defense	$14,164		0.1%
Air Freight & Logistics	498,751		2.6%
Auto Components	61,669		0.3%
Automobiles	1,415,125		7.4%
Biotechnology	1,066,519		5.6%
Broadline Retail	6,828,252		35.6%
Capital Markets	34,947		0.2%
Consumer Finance	96,694		0.5%
Diversified Consumer Services	697,666		3.6%
Electrical Equipment	99,507		0.5%
Entertainment	1,860,152		9.7%
Ground Transportation	410,822		2.1%
Hotels, Restaurants & Leisure	1,253,922		6.6%
Interactive Media & Services	1,259,811		6.6%
IT Services	381,525		2.1%
Pharmaceuticals	334,006		1.8%
Real Estate Management & Development	578,707		3.0%
Semiconductors & Semiconductor Equipment	58,414		0.3%
Software	118,839		0.6%
Specialty Retail	26,691		0.1%
Other**	2,033,627		10.7%
Total	$19,129,810		100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2026:

	Value	% of Net Assets
China	$17,096,183		89.3%
Other**	2,033,627		10.7%
Total	$19,129,810		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

130  ::  UltraDow 30 ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (71.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	3,855		$679,559
Alphabet, Inc.—Class A (Interactive Media & Services)	3,855		1,372,881
Amazon.com, Inc.* (Broadline Retail)	3,854		1,046,669
American Express Co. (Consumer Finance)	3,855		1,296,244
Amgen, Inc. (Biotechnology)	3,855		1,484,792
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,855		1,190,848
Caterpillar, Inc. (Machinery)	3,855		3,141,092
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,855		758,780
Cisco Systems, Inc. (Communications Equipment)	3,855		447,141
Honeywell International, Inc. (Industrial Conglomerates)	3,855		936,958
International Business Machines Corp. (IT Services)	3,855		862,171
Johnson & Johnson (Pharmaceuticals)	3,855		988,229
JPMorgan Chase & Co. (Banks)	3,855		1,356,150
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,855		1,043,317
Merck & Co., Inc. (Pharmaceuticals)	3,855		501,921
Microsoft Corp. (Software)	3,855		1,791,496
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	3,855		160,792
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,855		773,891
Salesforce, Inc. (Software)	3,855		709,397
The Boeing Co.* (Aerospace & Defense)	3,855		833,220
The Coca-Cola Co. (Beverages)	3,855		337,659
The Goldman Sachs Group, Inc. (Capital Markets)	3,855		3,925,856
The Home Depot, Inc. (Specialty Retail)	3,855		1,279,706
The Procter & Gamble Co. (Household Products)	3,855		557,009
The Sherwin-Williams Co. (Chemicals)	3,855		1,313,977

Common Stocks, continued

	Shares	Value
The Travelers Cos., Inc. (Insurance)	3,855		$1,443,158
The Walt Disney Co. (Entertainment)	3,854		370,716
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,855		1,597,512
Visa, Inc.—Class A (Financial Services)	3,855		1,411,431
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,855		428,676
TOTAL COMMON STOCKS (Cost $9,880,027)		34,041,248

Repurchase Agreements(a)(b) (26.8%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $12,785,731		$12,782,000		$12,782,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,782,000)			12,782,000
TOTAL INVESTMENT SECURITIES (Cost $22,662,027)—98.2%				46,823,248
Net other assets (liabilities)—1.8%				836,782
NET ASSETS—100.0%				$47,660,030
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $7,511,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Dow Jones Industrial Average Index Futures Contracts	11	9/21/26	$2,894,925		$75,020

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/27/26		4.38%		$23,400,556		$100,343
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	8/27/26		4.22%	8,603,374		46,202
					$32,003,930		$146,545
Dow Jones Industrial Average	UBS AG	8/27/26		4.68%		$21,157,802		$67,251
SPDR Dow Jones Industrial Average ETF	UBS AG	8/27/26		4.68%	5,522,507		29,376
					$26,680,309		$96,627
					$58,684,239		$243,172
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraDow 30 ProFund  ::  131

UltraDow 30 ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$833,220		1.7%
Banks		1,356,150		2.8%
Beverages		337,659		0.7%
Biotechnology		1,484,792		3.1%
Broadline Retail		1,046,669		2.2%
Capital Markets		3,925,856		8.2%
Chemicals		1,313,977		2.8%
Communications Equipment		447,141		0.9%
Consumer Finance		1,296,244		2.7%
Consumer Staples Distribution & Retail		428,676		0.9%
Entertainment		370,716		0.8%
Financial Services		1,411,431		3.0%
Health Care Providers & Services		1,597,512		3.4%
Hotels, Restaurants & Leisure		1,043,317		2.2%
Household Products		557,009		1.2%
Industrial Conglomerates		1,616,517		3.4%
Insurance		1,443,158		3.0%
Interactive Media & Services		1,372,881		2.9%
IT Services		862,171		1.8%
Machinery		3,141,092		6.6%
Oil, Gas & Consumable Fuels		758,780		1.6%
Pharmaceuticals		1,490,150		3.1%
Semiconductors & Semiconductor Equipment		773,891		1.6%
Software		2,500,893		5.3%
Specialty Retail		1,279,706		2.7%
Technology Hardware, Storage & Peripherals		1,190,848		2.5%
Textiles, Apparel & Luxury Goods		160,792		0.3%
Other**	13,618,782			28.6%
Total	$47,660,030			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

132  ::  UltraEmerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (81.4%)

	Shares		Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)		12,628		$1,543,773
Ambev S.A.ADR(a) (Beverages)		22,403		69,673
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)		4,749		120,387
ASE Technology Holding Co., Ltd.ADR(a) (Semiconductors & Semiconductor Equipment)		9,275		326,202
Axia EnergiaADR (Electric Utilities)		5,903		61,804
Baidu, Inc.*ADR(a) (Interactive Media & Services)		1,446		160,665
Banco Bradesco S.A.ADR (Banks)		27,835		100,484
Banco de ChileADR (Banks)		1,223		50,571
BeOne Medicines, Ltd.*ADR (Biotechnology)		381		120,400
Cemex S.A.B. de C.V.ADR (Construction Materials)		7,968		94,182
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)		2,001		85,263
Cia de Saneamento Basico do Estado de Sao PauloADR(a) (Water Utilities)		12,430		67,744
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)		3,207		38,003
Embraer S.A.ADR (Aerospace & Defense)		916		62,590
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)		880		112,631
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)		4,319		40,987
Gold Fields, Ltd.ADR (Metals & Mining)		4,711		152,731
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)		215		46,730
Grupo Cibest S.A.ADR (Banks)		579		53,569
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)		907		38,720
Harmony Gold Mining Co., Ltd.ADR(a) (Metals & Mining)		2,883		45,407
HDFC Bank, Ltd.ADR (Banks)		19,989		478,337
ICICI Bank, Ltd.ADR (Banks)		13,963		418,750
Infosys, Ltd.ADR(a) (IT Services)		18,145		218,284
Itau Unibanco Holding S.A.ADR (Banks)		28,472		240,874
JD.com, Inc.ADR (Broadline Retail)		7,109		234,668
KB Financial Group, Inc.ADR (Banks)		1,825		215,021
KE Holdings, Inc.ADR (Real Estate Management & Development)		3,416		57,901
Li Auto, Inc.*ADR(a) (Automobiles)		3,173		43,248
NetEase, Inc.ADR (Entertainment)		1,815		241,885
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)		722		42,519
NIO, Inc.*ADR (Automobiles)		9,831		47,975
PDD Holdings, Inc.*ADR (Broadline Retail)		4,121		364,956
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)		9,793		189,984
POSCO Holdings, Inc.ADR (Metals & Mining)		1,552		82,520
Sasol, Ltd.*ADR(a) (Chemicals)		3,120		36,504
Shinhan Financial Group Co., Ltd.ADR (Banks)		2,373		165,944
Sibanye Stillwater, Ltd.ADR (Metals & Mining)		3,725		32,929
Silicon Motion Technology CorporationADR (Semiconductors & Semiconductor Equipment)		178		45,141
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)		997		31,535
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)		752		50,429
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)		4,496		1,817,508

Common Stocks, continued

	Shares	Value
Telekomunikasi Indonesia Persero Tbk.ADR (Diversified Telecommunication Services)	2,399		$35,169
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	3,200		150,432
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	12,446		236,847
Vale S.A.ADR (Metals & Mining)	18,459		277,993
Woori Financial Group, Inc.ADR (Banks)	1,185		81,682
XPeng, Inc.*ADR(a) (Automobiles)	3,874		50,362
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	2,077		49,890
TOTAL COMMON STOCKS (Cost $4,811,419)			9,331,803

Preferred Stocks (1.7%)

Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	11,611	199,129
TOTAL PREFERRED STOCKS (Cost $58,466)		199,129

Repurchase Agreements(b)(c) (14.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $1,709,499		$1,709,000		$1,709,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,709,000)				1,709,000

Collateral for Securities Loaned(d) (10.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.75%(e)	1,194,314		$1,194,314
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,194,314)		1,194,314
TOTAL INVESTMENT SECURITIES (Cost $7,773,199)—108.4%			12,434,246
Net other assets (liabilities)—(8.4)%			(961,172)
NET ASSETS—100.0%			$11,473,074
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $1,172,816.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $347,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
ADR
American Depositary Receipt

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraEmerging Markets ProFund  ::  133

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International		8/27/26		4.38%	$7,023,224	$153,981
S&P Emerging 50 ADR Index (USD)	UBS AG		8/27/26		4.43%	6,401,498	142,532
						$13,424,722	$296,513
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2026:

	Value	% of Net Assets
Aerospace & Defense	$62,590		0.5%
Air Freight & Logistics	49,890		0.4%
Automobiles	141,585		1.2%
Banks	1,805,232		15.9%
Beverages	182,304		1.6%
Biotechnology	120,400		1.0%
Broadline Retail	2,143,397		18.8%
Chemicals	86,933		0.7%
Construction Materials	94,182		0.8%
Diversified Consumer Services	42,519		0.4%
Diversified Telecommunication Services	120,432		1.0%
Electric Utilities	61,804		0.5%
Entertainment	241,885		2.1%
Ground Transportation	40,987		0.4%
Hotels, Restaurants & Leisure	189,152		1.6%
Interactive Media & Services	160,665		1.4%
IT Services	218,284		1.9%
Metals & Mining	591,580		5.1%
Oil, Gas & Consumable Fuels	389,113		3.4%
Pharmaceuticals	38,003		0.3%
Real Estate Management & Development	57,901		0.5%
Semiconductors & Semiconductor Equipment	2,425,698		21.2%
Transportation Infrastructure	46,730		0.4%
Water Utilities	67,744		0.6%
Wireless Telecommunication Services	151,922		1.4%
Other**	1,942,142		16.9%
Total	$11,473,074		100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2026:

	Value	% of Net Assets
Brazil	$1,270,275		11.0%
Chile	101,000		0.8%
China	3,188,381		27.8%
Colombia	53,569		0.5%
India	1,153,374		10.1%
Indonesia	35,169		0.3%
Mexico	373,930		3.3%
South Africa	267,571		2.3%
South Korea	576,702		5.1%
Taiwan	2,510,961		21.9%
Other**	1,942,142		16.9%
Total	$11,473,074		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

134  ::  UltraInternational ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (91.3%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $4,322,261		$4,321,000		$4,321,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,321,000)				4,321,000
TOTAL INVESTMENT SECURITIES (Cost $4,321,000)—91.3%				4,321,000
Net other assets (liabilities)—8.7%				414,019
NET ASSETS—100.0%				$4,735,019
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $234,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International		8/27/26	4.28%			$4,228,416		$56,196
MSCI EAFE Index	UBS AG		8/27/26	4.43%		5,237,221		43,527
						$9,465,637		$99,723
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraJapan ProFund  ::  135

Repurchase Agreements(a)(b) (74.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $29,859,712	$29,851,000		$29,851,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,851,000)			29,851,000
TOTAL INVESTMENT SECURITIES (Cost $29,851,000)—74.4%			29,851,000
Net other assets (liabilities)—25.6%			10,283,110
NET ASSETS—100.0%			$40,134,110
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $70,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Index Futures Contracts	253	9/11/26		$80,112,450		$(3,053,075)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International		8/27/26		4.08%		$500,008		$(6,496)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

136  ::  UltraLatin America ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (76.1%)

	Shares	Value
Ambev S.A.ADR(a) (Beverages)	146,512		$455,652
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	28,948		733,833
Axia EnergiaADR (Electric Utilities)	38,900		407,283
Banco Bradesco S.A.ADR (Banks)	190,760		688,644
Banco de ChileADR (Banks)	8,133		336,300
Banco Santander ChileADR (Banks)	5,379		186,167
Cemex S.A.B. de C.V.ADR (Construction Materials)	53,348		630,573
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	5,677		171,900
Cia de Saneamento Basico do Estado de Sao PauloADR(a) (Water Utilities)	81,696		445,243
Cia Energetica de Minas GeraisADR (Electric Utilities)	66,967		146,658
Cia Paranaense de Energia—CopelADR (Electric Utilities)	15,995		187,620
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	1,847		199,974
Corp Inmobiliaria Vesta S.A.B. de C.V.ADR (Real Estate Management & Development)	3,275		112,955
Ecopetrol S.A.ADR(a) (Oil, Gas & Consumable Fuels)	8,498		142,511
Embraer S.A.ADR (Aerospace & Defense)	6,091		416,198
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	5,062		647,885
Gerdau S.A.ADR (Metals & Mining)	43,877		217,630
Grupo Aeroportuario del Centro Norte S.A.B. deADR (Transportation Infrastructure)	1,164		124,432
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,413		307,115
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	601		165,648
Grupo Cibest S.A.ADR (Banks)	3,816		353,057
Grupo Financiero Galicia S.A.ADR (Banks)	4,302		214,111
Itau Unibanco Holding S.A.ADR (Banks)	176,602		1,494,052
Latam Airlines Group S.A.ADR (Airlines)	4,393		231,775
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	60,455		1,172,827
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	5,041		338,049
Suzano S.A.ADR(a) (Paper & Forest Products)	23,612		201,174
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	12,757		164,820
TIM S.A.ADR (Wireless Telecommunication Services)	5,445		104,381
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	23,787		154,616
Vale S.A.ADR (Metals & Mining)	112,280		1,690,937
Vista Energy S.A.B. de C.V.*ADR (Oil, Gas & Consumable Fuels)	2,460		173,307
YPF S.A.*ADR (Oil, Gas & Consumable Fuels)	6,745		354,382
TOTAL COMMON STOCKS (Cost $7,704,824)		13,371,709

Preferred Stocks (7.5%)

	Shares	Value
Axia Energia*ADR—Class C (Electric Utilities)	10,025		$102,456
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	70,888		1,215,729
			1,318,185
TOTAL PREFERRED STOCKS (Cost $533,065)			1,318,185

Repurchase Agreements(b)(c) (14.5%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $2,545,743		$2,545,000		$2,545,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,545,000)				2,545,000

Collateral for Securities Loaned(d) (4.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.75%(e)	817,213		$817,213
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $817,213)		817,213
TOTAL INVESTMENT SECURITIES (Cost $11,600,102)—102.7%			18,052,107
Net other assets (liabilities)—(2.7)%			(468,390)
NET ASSETS—100.0%			$17,583,717
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $784,409.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $528,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
ADR
American Depositary Receipt

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraLatin America ProFund  ::  137

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	8/27/26		4.38%	$10,717,561			$136,723
S&P Latin America 35 ADR Index (USD)	UBS AG	8/27/26		4.23%	9,757,852		129,886
					$20,475,413		$266,609
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$416,198		2.4%
Airlines		231,775		1.3%
Banks		3,272,331		18.7%
Beverages		1,303,511		7.5%
Chemicals		338,049		1.9%
Construction Materials		630,573		3.6%
Diversified Telecommunication Services		164,820		0.9%
Electric Utilities		844,017		4.9%
Metals & Mining		2,080,467		11.8%
Oil, Gas & Consumable Fuels		3,213,372		18.3%
Paper & Forest Products		201,174		1.1%
Real Estate Management & Development		112,955		0.6%
Transportation Infrastructure		597,195		3.4%
Water Utilities		445,243		2.5%
Wireless Telecommunication Services		838,214		4.7%
Other**	2,893,823			16.4%
Total	$17,583,717			100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2026:

	Value		% of Net Assets
Argentina		$568,493		3.2%
Brazil		9,265,920		52.8%
Chile		1,092,291		6.2%
Colombia		495,568		2.8%
Mexico		3,095,722		17.6%
Peru		171,900		1.0%
Other**	2,893,823			16.4%
Total	$17,583,717			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

138  ::  UltraMid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks (63.9%)

	Shares	Value
AAON, Inc. (Building Products)	570		$50,764
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	375		37,328
Acuity, Inc. (Electrical Equipment)	253		83,083
Advanced Drainage Systems, Inc. (Building Products)	601		83,226
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	319		92,357
AECOM (Construction & Engineering)	1,078		78,036
AeroVironment, Inc.* (Aerospace & Defense)	270		40,330
Affiliated Managers Group, Inc. (Capital Markets)	221		81,047
AGCO Corp. (Machinery)	504		51,489
Agree Realty Corp. (Retail REITs)	1,006		78,267
Alaska Air Group, Inc.* (Passenger Airlines)	934		44,318
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)	2,986		34,578
Alcoa Corp. (Metals & Mining)	2,213		100,160
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,041		43,202
Allison Transmission Holdings, Inc. (Machinery)	695		79,605
Ally Financial, Inc. (Consumer Finance)	2,339		101,349
American Airlines Group, Inc.* (Passenger Airlines)	5,546		84,688
American Financial Group, Inc. (Insurance)	578		81,914
American Healthcare REIT, Inc. (Health Care REITs)	1,616		89,850
American Homes 4 Rent—Class A (Residential REITs)	2,656		88,764
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	956		47,676
Annaly Capital Management, Inc. (Mortgage REITs)	6,145		139,614
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	2,788		61,252
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,468		89,194
API Group Corp.* (Industrial Support Services)	3,233		128,285
Appfolio, Inc.*—Class A (Software)	201		36,218
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	310		107,015
AptarGroup, Inc. (Containers & Packaging)	535		71,669
Aramark (Hotels, Restaurants & Leisure)	2,205		125,618
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	429		92,909
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,181		99,972
Ashland, Inc. (Chemicals)	384		27,882
Associated Banc-Corp. (Banks)	1,370		42,306
ATI, Inc.* (Metals & Mining)	1,144		214,431
Autoliv, Inc. (Automobile Components)	578		71,192
AutoNation, Inc.* (Specialty Retail)	210		44,604
Avantor, Inc.* (Life Sciences Tools & Services)	5,725		78,891
Avient Corp. (Chemicals)	769		27,930
Avis Budget Group, Inc.* (Ground Transportation)	142		19,516
Avnet, Inc. (Electronic Equipment, Instruments & Components)	688		61,122
Axalta Coating Systems, Ltd.* (Chemicals)	1,795		64,279
Bank OZK (Banks)	860		44,118
Bath & Body Works, Inc. (Retail—Discretionary)	1,689		33,983

Common Stocks, continued

	Shares	Value
Belden, Inc. (Electronic Equipment, Instruments & Components)	327		$40,564
Bentley Systems, Inc.—Class B (Software)	1,250		44,300
BILL Holdings, Inc.* (Software)	743		33,532
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,621		97,292
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	151		49,147
BJ’s Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	1,071		104,722
Black Hills Corp. (Multi-Utilities)	638		45,432
Booz Allen Hamilton Holding Corporation (Professional Services)	1,011		70,487
BorgWarner, Inc. (Automobile Components)	1,720		109,633
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	461		39,213
Brighthouse Financial, Inc.* (Insurance)	480		29,717
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	1,322		78,937
Brixmor Property Group, Inc. (Retail REITs)	2,573		81,075
Bruker Corp. (Life Sciences Tools & Services)	932		58,567
Brunswick Corp. (Leisure Products)	545		43,055
Burlington Stores, Inc.* (Specialty Retail)	527		194,190
BWX Technologies, Inc. (Aerospace & Defense)	768		129,562
Cabot Corp. (Chemicals)	433		38,113
CACI International, Inc.*—Class A (Professional Services)	185		92,084
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	999		15,914
CareTrust REIT, Inc. (Health Care REITs)	1,981		83,083
Carlisle Cos., Inc. (Building Products)	339		122,013
Carpenter Technology Corp. (Metals & Mining)	417		216,698
Cava Group, Inc.* (Leisure Facilities & Services)	840		54,793
Celsius Holdings, Inc.* (Beverages)	1,329		38,820
Chemed Corp. (Health Care Providers & Services)	111		59,080
Chewy, Inc.*—Class A (Specialty Retail)	2,014		45,516
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	170		18,953
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	472		66,259
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	555		46,787
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	428		55,362
Clean Harbors, Inc.* (Commercial Services & Supplies)	417		130,471
Cleveland-Cliffs, Inc.* (Metals & Mining)	4,783		55,100
CNH Industrial N.V. (Machinery)	7,382		75,666
CNO Financial Group, Inc. (Insurance)	783		43,135
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,186		42,459
Coca-Cola Consolidated, Inc. (Beverages)	474		89,064
Coeur Mining, Inc. (Metals & Mining)	8,675		129,344
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,396		91,075
Columbia Banking System, Inc. (Banks)	2,428		75,924
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	202		11,995
Commerce Bancshares, Inc. (Banks)	1,137		67,390
Commercial Metals Co. (Metals & Mining)	930		63,910
CommVault Systems, Inc.* (Software)	346		40,759
COPT Defense Properties (Office REITs)	946		35,910

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraMid-Cap ProFund  ::  139

Common Stocks, continued

	Shares	Value
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	1,578		$69,385
Corebridge Financial, Inc (Financial Services)	2,030		63,316
Cousins Properties, Inc. (Office REITs)	1,380		43,539
Crane Co. (Machinery)	412		87,946
Crane NXT Co. (Electronic Equipment, Instruments & Components)	415		21,559
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	417		53,380
Crown Holdings, Inc. (Containers & Packaging)	927		109,248
CubeSmart (Specialized REITs)	1,899		78,733
Cullen/Frost Bankers, Inc. (Banks)	527		87,661
Curtiss-Wright Corp. (Aerospace & Defense)	310		224,440
Cytokinetics, Inc.* (Biotechnology)	1,139		87,851
Darling Ingredients, Inc.* (Food Products)	1,333		80,834
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,680		22,462
Dick’s Sporting Goods, Inc. (Specialty Retail)	552		108,142
DigitalOcean Holdings, Inc.* (IT Services)	683		80,253
DocuSign, Inc.* (Software)	1,629		89,318
Dolby Laboratories, Inc.—Class A (Software)	506		29,758
Donaldson Co., Inc. (Machinery)	971		91,507
Doximity, Inc.*—Class A (Health Care Technology)	1,122		23,461
Dropbox, Inc.*—Class A (Software)	1,256		40,895
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	855		117,990
Duolingo, Inc.* (Diversified Consumer Services)	337		45,431
Dutch Bros, Inc.*—Class A (Leisure Facilities & Services)	1,070		70,438
Dycom Industries, Inc.* (Construction & Engineering)	252		101,070
Dynatrace, Inc.* (Software)	2,471		109,515
Eagle Materials, Inc. (Construction Materials)	264		54,104
East West Bancorp, Inc. (Banks)	1,149		150,519
EastGroup Properties, Inc. (Industrial REITs)	450		94,054
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,188		110,438
elf Beauty, Inc.* (Personal Care Products)	495		41,031
Encompass Health Corp. (Health Care Providers & Services)	832		92,410
EnerSys (Electrical Equipment)	309		57,489
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,279		152,264
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,365		37,278
EPR Properties (Specialized REITs)	642		39,849
Equitable Holdings, Inc. (Financial Services)	2,361		112,502
Equity LifeStyle Properties, Inc. (Residential REITs)	1,626		105,803
Esab Corp. (Machinery)	480		41,534
Essent Group, Ltd. (Financial Services)	773		50,987
Essential Utilities, Inc. (Water Utilities)	2,378		94,763
Euronet Worldwide, Inc.* (Financial Services)	297		21,185
Evercore, Inc. (Capital Markets)	324		103,861
Everpure, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	2,646		204,192
Exelixis, Inc.* (Biotechnology)	2,108		111,787
ExlService Holdings, Inc.* (Professional Services)	1,281		43,464
Exponent, Inc. (Professional Services)	407		27,208
F.N.B. Corp. (Banks)	2,985		56,417
Fabrinet* (Electronic Equipment, Instruments & Components)	300		130,623

Common Stocks, continued

	Shares	Value
Federated Hermes, Inc.—Class B (Capital Markets)	607		$36,396
Fidelity National Financial, Inc. (Insurance)	2,122		109,474
First American Financial Corp. (Insurance)	854		64,041
First Financial Bankshares, Inc. (Banks)	1,093		38,408
First Horizon Corp. (Banks)	3,980		102,047
First Industrial Realty Trust, Inc. (Industrial REITs)	1,112		73,214
FirstCash Holdings, Inc. (Consumer Finance)	323		65,895
Five Below, Inc.* (Specialty Retail)	464		100,748
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	906		52,158
Flowserve Corp. (Machinery)	1,072		81,461
Fluor Corp.* (Construction & Engineering)	1,171		58,749
Fortune Brands Innovations, Inc. (Building Products)	1,000		49,260
FTI Consulting, Inc.* (Professional Services)	248		39,526
GameStop Corp.*—Class A (Specialty Retail)	3,459		75,129
Gaming and Leisure Properties, Inc. (Specialized REITs)	2,375		106,376
GATX Corp. (Trading Companies & Distributors)	298		53,303
Genpact, Ltd. (Professional Services)	1,322		46,495
Gentex Corp. (Automobile Components)	1,786		41,721
Glacier Bancorp, Inc. (Banks)	1,080		53,233
Globus Medical, Inc.* (Health Care Equipment & Supplies)	950		74,851
Graco, Inc. (Machinery)	1,392		110,497
Graham Holdings Co.—Class B (Diversified Consumer Services)	28		33,699
Grand Canyon Education, Inc.* (Diversified Consumer Services)	220		31,975
Graphic Packaging Holding Co. (Containers & Packaging)	2,481		26,621
Greif, Inc.—Class A (Containers & Packaging)	208		18,002
Guidewire Software, Inc.* (Software)	710		107,877
GXO Logistics, Inc.* (Air Freight & Logistics)	965		48,404
H&R Block, Inc. (Diversified Consumer Services)	1,063		46,804
Haemonetics Corp.* (Health Care Equipment & Supplies)	390		33,361
Halozyme Therapeutics, Inc.* (Biotechnology)	995		82,127
Hamilton Lane, Inc.—Class A (Capital Markets)	343		30,496
Hancock Whitney Corp. (Banks)	681		52,437
Harley-Davidson, Inc. (Automobiles)	883		21,669
Healthcare Realty Trust, Inc. (Health Care REITs)	2,906		61,055
HealthEquity, Inc.* (Health Care Providers & Services)	708		71,232
Hecla Mining Co. (Metals & Mining)	5,624		79,411
Hexcel Corp. (Aerospace & Defense)	632		65,064
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,285		117,539
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	504		23,255
Hims & Hers Health, Inc.* (Health Care Providers & Services)	1,777		49,347
Home BancShares, Inc. (Banks)	1,571		48,811
Houlihan Lokey, Inc. (Capital Markets)	455		57,098
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	344		59,877
IDACORP, Inc. (Electric Utilities)	465		66,453

See accompanying notes to financial statements.

140  ::  UltraMid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
IES Holdings, Inc.* (Construction & Engineering)	74		$55,096
Illumina, Inc.* (Life Sciences Tools & Services)	1,269		260,272
Independence Realty Trust, Inc. (Residential REITs)	1,973		32,811
Ingredion, Inc. (Food Products)	529		52,614
InterDigital, Inc. (Software)	217		66,147
International Bancshares Corp. (Banks)	454		34,749
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	214		18,203
ITT, Inc. (Machinery)	750		146,986
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	526		133,004
Jefferies Financial Group, Inc. (Capital Markets)	1,371		74,857
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	389		138,107
KB Home (Household Durables)	525		28,859
KBR, Inc. (Professional Services)	1,063		38,916
Kilroy Realty Corp. (Office REITs)	897		34,822
Kinsale Capital Group, Inc. (Insurance)	184		65,581
Kirby Corp.* (Marine Transportation)	449		58,882
Kite Realty Group Trust (Retail REITs)	1,703		48,740
Knife River Corp.* (Construction Materials)	476		34,829
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,363		94,770
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,572		73,255
Krystal Biotech, Inc.* (Biotechnology)	220		75,046
Kyndryl Holdings, Inc.* (IT Services)	1,890		25,610
Lamar Advertising Co.—Class A (Specialized REITs)	730		116,771
Lancaster Colony Corp. (Food Products)	170		18,168
Landstar System, Inc. (Ground Transportation)	285		49,809
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	546		54,403
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,149		142,786
Lear Corp. (Automobile Components)	420		54,869
Lincoln Electric Holdings, Inc. (Machinery)	459		119,941
Lithia Motors, Inc.—Class A (Specialty Retail)	191		73,615
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	212		93,732
LivaNova PLC* (Health Care Equipment & Supplies)	461		36,945
Louisiana-Pacific Corp. (Paper & Forest Products)	533		38,605
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	550		138,292
Macy’s, Inc. (Broadline Retail)	2,212		54,902
Manhattan Associates, Inc.* (Software)	496		94,915
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	1,380		61,548
MasTec, Inc.* (Construction & Engineering)	517		136,023
Matador Resources Co. (Oil, Gas & Consumable Fuels)	979		48,842
Mattel, Inc.* (Leisure Products)	2,437		36,774
Maximus, Inc. (Professional Services)	441		26,570
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	189		109,074
MGIC Investment Corp. (Financial Services)	1,773		53,261

Common Stocks, continued

	Shares	Value
MKS, Inc. (Semiconductors & Semiconductor Equipment)	566		$168,356
Molina Healthcare, Inc.* (Health Care Providers & Services)	437		85,486
Moog, Inc.—Class A (Aerospace & Defense)	238		92,784
Morningstar, Inc. (Capital Markets)	185		35,625
MP Materials Corp.*(a) (Metals & Mining)	1,135		46,955
MSA Safety, Inc. (Commercial Services & Supplies)	304		57,842
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	384		47,386
Mueller Industries, Inc. (Machinery)	1,854		123,124
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,130		44,906
Murphy USA, Inc. (Specialty Retail)	141		85,694
National Fuel Gas Co. (Gas Utilities)	797		65,600
Neurocrine Biosciences, Inc.* (Biotechnology)	843		140,612
New Jersey Resources Corp. (Gas Utilities)	846		48,975
New York Community Bancorp, Inc. (Banks)	2,517		35,792
NewMarket Corp. (Chemicals)	64		54,410
Nexstar Media Group, Inc. (Media)	241		45,918
Nextpower, Inc.*—Class A (Electrical Equipment)	1,245		111,888
NNN REIT, Inc. (Retail REITs)	1,595		75,794
NorthWestern Energy Group, Inc. (Multi-Utilities)	516		35,470
NOV, Inc. (Energy Equipment & Services)	3,009		58,465
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	299		42,622
Nutanix, Inc.*—Class A (Software)	2,224		131,238
nVent Electric PLC (Electrical Equipment)	1,356		208,593
OGE Energy Corp. (Electric Utilities)	1,731		81,963
Okta, Inc.* (IT Services)	1,406		199,553
Old National Bancorp (Banks)	2,884		76,830
Old Republic International Corp. (Insurance)	1,879		81,192
Olin Corp. (Chemicals)	955		17,677
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)	509		37,396
Omega Healthcare Investors, Inc. (Health Care REITs)	2,497		126,423
ONE Gas, Inc. (Gas Utilities)	526		40,844
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	417		107,828
Option Care Health, Inc.* (Health Care Providers & Services)	1,317		30,331
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	515		50,254
Oshkosh Corp. (Machinery)	523		74,480
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,309		144,220
Owens Corning (Building Products)	675		93,758
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,689		25,436
Parsons Corp.* (Professional Services)	449		19,850
Paylocity Holding Corp.* (Professional Services)	364		50,194
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	704		50,885
Pegasystems, Inc. (Software)	757		23,126
Penske Automotive Group, Inc. (Specialty Retail)	154		33,466
Penumbra, Inc.* (Health Care Equipment & Supplies)	330		105,992

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraMid-Cap ProFund  ::  141

Common Stocks, continued

	Shares	Value
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,317		$150,652
Permian Resources Corp.—Class A (Oil, Gas & Consumable Fuels)	6,600		140,646
Pilgrim’s Pride Corp. (Food Products)	359		9,822
Pinnacle Financial Partners, Inc. (Banks)	1,261		132,695
Pinterest, Inc.*—Class A (Interactive Media & Services)	4,040		97,000
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	664		37,124
Polaris, Inc. (Leisure Products)	453		30,387
Portland General Electric Co. (Electric Utilities)	970		47,850
Post Holdings, Inc.* (Food Products)	334		30,531
Primerica, Inc. (Insurance)	261		83,510
Prosperity Bancshares, Inc. (Banks)	989		74,046
PVH Corp. (Textiles, Apparel & Luxury Goods)	386		33,451
Qualys, Inc.* (Software)	295		42,701
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	907		82,564
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,976		79,317
Rayonier, Inc. (Specialized REITs)	2,320		50,530
Rb Global, Inc. (Commercial Services & Supplies)	1,562		171,414
RBC Bearings, Inc.* (Machinery)	265		146,098
Regal Rexnord Corp. (Electrical Equipment)	558		114,518
Reinsurance Group of America, Inc. (Insurance)	549		130,030
Reliance, Inc. (Metals & Mining)	428		173,811
RenaissanceRe Holdings, Ltd. (Insurance)	358		114,552
Repligen Corp.* (Life Sciences Tools & Services)	445		62,749
Rexford Industrial Realty, Inc. (Industrial REITs)	1,878		70,932
RH* (Specialty Retail)	130		21,518
RLI Corp. (Insurance)	771		47,216
Roivant Sciences, Ltd.* (Biotechnology)	3,781		128,214
Roku, Inc.* (Entertainment)	1,100		159,511
Royal Gold, Inc. (Metals & Mining)	683		135,473
RPM International, Inc. (Chemicals)	1,070		114,565
Ryan Specialty Holdings, Inc. (Insurance)	955		42,173
Ryder System, Inc. (Ground Transportation)	324		83,080
Sabra Health Care REIT, Inc. (Health Care REITs)	2,115		44,775
Saia, Inc.* (Ground Transportation)	224		77,869
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	449		83,316
Science Applications International Corp. (Professional Services)	361		42,284
SEI Investments Co. (Capital Markets)	767		78,986
Selective Insurance Group, Inc. (Insurance)	502		47,585
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	781		92,017
Sensata Technologies Holding PLC (Electrical Equipment)	1,220		56,474
Service Corp. International (Diversified Consumer Services)	1,157		99,722
SharkNinja, Inc.* (Home & Office Products)	593		95,930
Shift4 Payments, Inc.*—Class A (Financial Services)	492		26,076
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	277		60,248
Silgan Holdings, Inc. (Containers & Packaging)	736		29,425

Common Stocks, continued

	Shares	Value
Simpson Manufacturing Co., Inc. (Building Products)	345		$64,770
Sirius XM Holdings, Inc. (Media)	1,581		46,829
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	186		99,547
SLM Corp. (Consumer Finance)	1,581		41,098
Solstice Advanced Materials, Inc. (Chemicals)	1,332		80,146
Sonoco Products Co. (Containers & Packaging)	829		46,722
Sotera Health Co.* (Life Sciences Tools & Services)	2,224		39,721
SouthState Bank Corp. (Banks)	819		86,069
Southwest Gas Holdings, Inc. (Gas Utilities)	540		48,276
Spire, Inc. (Gas Utilities)	496		39,611
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	789		68,769
SPX Technologies, Inc.* (Machinery)	420		92,240
STAG Industrial, Inc. (Industrial REITs)	1,603		61,331
STANDARDAERO INC* (Aerospace & Defense)	1,589		46,574
Starwood Property Trust, Inc. (Mortgage REITs)	2,922		46,694
Sterling Infrastructure, Inc.* (Construction & Engineering)	257		153,370
Stifel Financial Corp. (Capital Markets)	1,286		106,623
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	324		34,772
Talen Energy Corp.* (Electric Utilities)	381		127,292
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	627		160,324
TechnipFMC PLC (Energy Equipment & Services)	3,343		239,559
Tempur Sealy International, Inc. (Household Durables)	1,764		115,242
Tenet Healthcare Corp.* (Health Care Providers & Services)	722		183,950
Terex Corp. (Machinery)	958		60,201
Tetra Tech, Inc. (Commercial Services & Supplies)	2,176		72,156
Texas Capital Bancshares, Inc. (Banks)	366		36,179
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	551		113,197
The Boston Beer Co., Inc.*—Class A (Beverages)	63		11,542
The Brink’s Co. (Commercial Services & Supplies)	345		40,865
The Carlyle Group, Inc. (Capital Markets)	2,173		100,001
The Ensign Group, Inc. (Health Care Providers & Services)	486		86,586
The Gap, Inc. (Specialty Retail)	1,869		37,548
The Hanover Insurance Group, Inc. (Insurance)	293		68,161
The Middleby Corp.* (Machinery)	349		46,619
The New York Times Co.—Class A (Media)	1,351		101,177
The Scotts Miracle-Gro Co. (Chemicals)	376		24,696
The Timken Co. (Machinery)	530		72,902
The Toro Co. (Machinery)	813		74,690
Thor Industries, Inc. (Automobiles)	441		33,062
Toast, Inc.*—Class A (Technology Services)	3,936		127,014
Toll Brothers, Inc. (Household Durables)	794		115,837
TransUnion (Professional Services)	1,617		127,129
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	523		39,758
Trex Co., Inc.* (Building Products)	871		37,767
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	871		100,548

See accompanying notes to financial statements.

142  ::  UltraMid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Twilio, Inc.*—Class A (Software)	1,273		$251,227
TXNM Energy, Inc. (Electric Utilities)	836		48,421
UFP Industries, Inc. (Building Products)	474		41,115
UGI Corp. (Gas Utilities)	1,798		64,944
UiPath, Inc.*—Class A (Software)	3,581		45,694
UL Solutions, Inc.—Class A (Professional Services)	652		59,749
UMB Financial Corp. (Banks)	599		87,292
United Bankshares, Inc. (Banks)	1,153		55,863
United Therapeutics Corp.* (Biotechnology)	356		184,305
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	365		29,258
Unum Group (Insurance)	1,233		106,174
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	1,847		185,789
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	299		44,665
Valaris, Ltd.* (Energy Equipment & Services)	540		42,763
Valley National Bancorp (Banks)	3,996		57,103
Valmont Industries, Inc. (Construction & Engineering)	163		78,517
Valvoline, Inc.* (Specialty Retail)	1,069		41,060
VF Corp. (Textiles, Apparel & Luxury Goods)	2,756		39,466
Viavi Solutions, Inc.* (Communications Equipment)	1,961		72,459
Vicor Corp.* (Electrical Equipment)	196		40,645
Viper Energy, Inc.—Class A (Oil & Gas Producers)	1,629		72,670
Visteon Corp. (Automobile Components)	224		23,417
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,181		37,946
Vornado Realty Trust (Office REITs)	1,325		52,191
Voya Financial, Inc. (Financial Services)	760		75,567
Warner Music Group Corp.—Class A (Entertainment)	1,226		31,827
Watsco, Inc. (Trading Companies & Distributors)	294		90,934
Watts Water Technologies, Inc.—Class A (Machinery)	230		79,532
Weatherford International PLC (Energy Equipment & Services)	603		52,937
Webster Financial Corp. (Banks)	1,359		104,942
WESCO International, Inc. (Trading Companies & Distributors)	408		140,144
Western Alliance Bancorp (Banks)	859		69,141
Westlake Corp. (Chemicals)	279		19,670
WEX, Inc.* (Financial Services)	291		54,405
Whirlpool Corp. (Household Durables)	544		20,400
Wingstop, Inc. (Hotels, Restaurants & Leisure)	228		29,524
Wintrust Financial Corp. (Banks)	566		90,300
Woodward, Inc. (Aerospace & Defense)	500		180,375

Common Stocks, continued

	Shares	Value
WP Carey, Inc. (Equity REIT—Diversified)	1,868		$137,485
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	628		47,012
XPO, Inc.* (Ground Transportation)	985		197,956
YETI Holdings, Inc.* (Leisure Products)	635		31,077
Zions Bancorp N.A. (Banks)	1,233		85,940
TOTAL COMMON STOCKS (Cost $17,622,907)		29,846,309

Repurchase Agreements(b)(c) (36.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $17,107,992		$17,103,000		$17,103,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,103,000)			17,103,000

Collateral for Securities Loaned(d) (0.1%)

	Shares		Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.75%(e)		30,430		$30,430
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $30,430)			30,430
TOTAL INVESTMENT SECURITIES (Cost $34,756,337)—100.7%				46,979,739
Net other assets (liabilities)—(0.7)%				(349,075)
NET ASSETS—100.0%				$46,630,664
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $29,621.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $8,383,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraMid-Cap ProFund  ::  143

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P MidCap 400 Futures Contracts	22		9/21/26	$8,300,380	$(70,852)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/26		4.28%		$15,557,191	$(125,720)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	8/27/26		4.05%	9,725,149		(65,978)
					$25,282,340		$(191,698)
S&P MidCap 400	UBS AG	8/27/26		4.68%		$21,977,200	$(222,686)
SPDR S&P MidCap 400 ETF	UBS AG	8/27/26		4.43%	8,097,747		(107,442)
					$30,074,947		$(330,128)
					$55,357,287		$(521,826)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

144  ::  UltraMid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

UltraMid-Cap ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$852,384		1.8%
Air Freight & Logistics		48,404		0.1%
Automobile Components		300,832		0.6%
Automobiles		54,731		0.1%
Banks		1,846,212		4.0%
Beverages		139,426		0.3%
Biotechnology		1,007,206		2.1%
Broadline Retail		92,298		0.2%
Building Products		542,673		1.2%
Capital Markets		704,990		1.5%
Chemicals		469,368		1.0%
Commercial Services & Supplies		472,748		1.0%
Communications Equipment		72,459		0.2%
Construction & Engineering		660,861		1.4%
Construction Materials		88,933		0.2%
Consumer Finance		208,342		0.4%
Consumer Staples Distribution & Retail		606,058		1.3%
Containers & Packaging		301,687		0.6%
Diversified Consumer Services		257,631		0.6%
Electric Utilities		371,979		0.7%
Electrical Equipment		672,690		1.4%
Electronic Equipment, Instruments & Components		1,066,900		2.3%
Energy Equipment & Services		393,724		0.8%
Entertainment		191,338		0.4%
Equity REIT—Diversified		137,485		0.3%
Financial Services		457,299		1.0%
Food Products		191,969		0.4%
Gas Utilities		308,250		0.7%
Ground Transportation		523,000		1.1%
Health Care Equipment & Supplies		365,292		0.8%
Health Care Providers & Services		737,359		1.6%
Health Care REITs		405,186		0.8%
Health Care Technology		23,461		0.1%
Home & Office Products		95,930		0.2%
Hotel & Resort REITs		25,436		0.1%
Hotels, Restaurants & Leisure		624,983		1.3%
Household Durables		280,338		0.6%
Independent Power/Renewable Electricity Producers		50,254		0.1%
Industrial REITs		299,531		0.6%
Industrial Support Services		128,285		0.3%
Insurance		1,114,455		2.4%

	Value		% of Net Assets
Interactive Media & Services		$97,000		0.2%
IT Services		305,416		0.7%
Leisure Facilities & Services		125,231		0.3%
Leisure Products		141,293		0.3%
Life Sciences Tools & Services		658,421		1.4%
Machinery		1,656,518		3.5%
Marine Transportation		58,882		0.1%
Media		193,924		0.4%
Metals & Mining		1,215,293		2.6%
Mortgage REITs		186,308		0.4%
Multi-Utilities		80,902		0.2%
Office REITs		166,462		0.4%
Oil & Gas Producers		72,670		0.2%
Oil, Gas & Consumable Fuels		1,003,509		2.2%
Paper & Forest Products		38,605		0.1%
Passenger Airlines		129,006		0.3%
Personal Care Products		41,031		0.1%
Pharmaceuticals		243,442		0.5%
Professional Services		683,956		1.5%
Real Estate Management & Development		138,107		0.3%
Residential REITs		227,378		0.5%
Retail—Discretionary		33,983		0.1%
Retail REITs		283,876		0.6%
Semiconductors & Semiconductor Equipment		1,254,172		2.7%
Software		1,187,220		2.5%
Specialized REITs		392,259		0.8%
Specialty Retail		950,716		2.1%
Technology Hardware, Storage & Peripherals		204,192		0.4%
Technology Services		127,014		0.3%
Textiles, Apparel & Luxury Goods		154,206		0.3%
Trading Companies & Distributors		508,167		1.1%
Water Utilities		94,763		0.2%
Other**	16,784,355			36.1%
Total	$46,630,664			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraNasdaq-100 ProFund  ::  145

Common Stocks (78.1%)

	Shares	Value
Adobe, Inc.* (Software)	18,359		$4,597,277
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	74,061		35,264,145
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	18,982		2,876,153
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	6,065		1,246,479
Alphabet, Inc.—Class A (Interactive Media & Services)	95,818		34,123,664
Alphabet, Inc.—Class C (Interactive Media & Services)	89,763		32,013,974
Amazon.com, Inc.* (Broadline Retail)	176,979		48,063,957
American Electric Power Co., Inc. (Electric Utilities)	24,712		3,159,429
Amgen, Inc. (Biotechnology)	24,513		9,441,427
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	22,123		8,128,211
Apple, Inc. (Technology Hardware, Storage & Peripherals)	241,640		74,645,012
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	36,061		18,307,088
AppLovin Corp.*—Class A (Software)	13,887		5,497,863
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	19,258		4,615,950
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	4,162		6,779,898
Astera Labs, Inc.* (Semiconductors & Semiconductor Equipment)	7,786		2,423,237
Autodesk, Inc.* (Software)	9,584		2,244,573
Automatic Data Processing, Inc. (Professional Services)	18,156		4,837,847
Axon Enterprise, Inc.* (Aerospace & Defense)	3,661		1,932,129
Baker Hughes Co. (Energy Equipment & Services)	45,061		2,725,740
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	35,195		6,789,116
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	78,004		30,365,397
Cadence Design Systems, Inc.* (Software)	12,528		4,259,771
Cintas Corp. (Commercial Services & Supplies)	18,172		3,718,536
Cisco Systems, Inc. (Communications Equipment)	179,020		20,764,530
Coca-Cola European Partners PLC (Beverages)	20,252		2,216,784
Comcast Corp.—Class A (Media)	161,822		3,877,255
Constellation Energy Corp. (Electric Utilities)	16,405		4,310,413
Copart, Inc.* (Commercial Services & Supplies)	42,051		1,224,525
CoreWeave, Inc.*—Class A (IT Services)	20,329		1,459,012
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	20,150		19,180,584
Crowdstrike Holdings, Inc.*—Class A (Software)	46,252		8,827,657

Common Stocks, continued

	Shares		Value
CSX Corp. (Ground Transportation)		84,398		$4,253,660
Datadog, Inc.*—Class A (Software)		15,026		4,026,517
Dexcom, Inc.* (Health Care Equipment & Supplies)		17,526		1,462,545
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		12,777		2,593,092
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)		18,683		3,664,857
Electronic Arts, Inc. (Entertainment)		11,389		2,390,096
Exelon Corp. (Electric Utilities)		46,475		2,129,485
Fastenal Co. (Trading Companies & Distributors)		52,144		2,487,790
Ferrovial SE (Construction & Engineering)		32,679		2,127,403
Fortinet, Inc.* (Software)		33,277		5,389,210
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)		20,662		1,405,429
Gilead Sciences, Inc. (Biotechnology)		56,391		7,342,672
Honeywell Aerospace, Inc.* (Aerospace & Defense)		14,390		2,974,989
Honeywell International, Inc. (Industrial Conglomerates)		14,390		3,497,490
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)		3,582		2,002,589
Intel Corp.* (Semiconductors & Semiconductor Equipment)		228,281		20,590,946
Intuit, Inc. (Software)		12,424		3,926,854
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)		16,087		5,684,019
Keurig Dr Pepper, Inc. (Beverages)		61,799		1,923,185
KLA Corp. (Semiconductors & Semiconductor Equipment)		59,330		10,846,711
Lam Research Corp. (Semiconductors & Semiconductor Equipment)		56,801		16,643,830
Linde PLC (Chemicals)		21,000		10,045,980
Lumentum Holdings, Inc.* (Communications Equipment)		3,534		2,523,064
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)		11,976		4,465,012
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)		39,733		7,452,321
MercadoLibre, Inc.* (Broadline Retail)		2,302		4,323,041
Meta Platforms, Inc.—Class A (Interactive Media & Services)		48,721		27,123,468
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)		24,622		1,829,168
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)		51,221		42,156,420
Microsoft Corp. (Software)		122,215		56,795,754
Mondelez International, Inc.—Class A (Food Products)		58,304		3,632,922
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)		2,231		3,181,473
Monster Beverage Corp.* (Beverages)		44,421		4,281,296
Nebius Group N.V.*—Class A (Software)		10,011		1,906,195
Netflix, Inc.* (Entertainment)		191,242		13,713,964

See accompanying notes to financial statements.

146  ::  UltraNasdaq-100 ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	398,146		$79,927,810
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	11,466		2,627,549
Old Dominion Freight Line, Inc. (Ground Transportation)	9,446		2,003,874
O’Reilly Automotive, Inc.* (Specialty Retail)	37,641		3,363,223
PACCAR, Inc. (Machinery)	23,903		3,171,450
Palantir Technologies, Inc.*—Class A (Software)	104,286		12,833,435
Palo Alto Networks, Inc.* (Software)	37,063		12,298,615
Paychex, Inc. (Professional Services)	16,274		1,901,454
PayPal Holdings, Inc. (Financial Services)	40,067		2,292,233
PDD Holdings, Inc.*ADR (Broadline Retail)	30,338		2,686,733
PepsiCo, Inc. (Beverages)	62,079		8,663,745
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	47,872		7,066,386
Regeneron Pharmaceuticals, Inc. (Biotechnology)	4,679		3,568,346
Rocket Lab Corp* (Aerospace & Defense)	26,288		1,707,406
Roper Technologies, Inc. (Software)	4,583		1,796,399
Ross Stores, Inc. (Specialty Retail)	14,632		3,673,657
Sandisk Corp.* (Semiconductors)	6,727		8,172,161
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	10,185		8,719,684
Shopify, Inc.*—Class A (IT Services)	55,393		6,489,290
Space Exploration Technologies Corporation*(a)—Class A (Diversified Telecommunication Services)	85,578		9,274,088
Starbucks Corp. (Hotels, Restaurants & Leisure)	51,765		5,448,266
Strategy, Inc.*—Class A (Software)	15,026		1,401,625
Synopsys, Inc.* (Software)	8,697		3,381,046
Take-Two Interactive Software, Inc.* (Entertainment)	8,433		2,048,544
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	7,110		2,614,276
Tesla, Inc.* (Automobiles)	82,187		25,577,416
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	41,337		11,398,264
The Kraft Heinz Co. (Food Products)	53,859		1,392,255
Thomson Reuters Corporation(a) (Technology Services)	17,310		1,698,630
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	49,153		8,489,215
Vertex Pharmaceuticals, Inc.* (Biotechnology)	11,527		5,499,532

Common Stocks, continued

	Shares	Value
Walmart, Inc. (Consumer Staples Distribution & Retail)	221,566		$24,638,139
Warner Bros. Discovery, Inc.* (Entertainment)	113,874		2,994,886
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	15,656		8,530,015
Workday, Inc.*—Class A (Software)	9,129		1,463,744
Xcel Energy, Inc. (Electric Utilities)	28,354		2,217,283
TOTAL COMMON STOCKS (Cost $326,982,535)			991,741,754

Repurchase Agreements(b)(c) (21.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $276,897,793	$276,817,000		$276,817,000
TOTAL REPURCHASE AGREEMENTS (Cost $276,817,000)			276,817,000

Collateral for Securities Loaned(d) (0.8%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.75%(e)	10,429,721		$10,429,721
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $10,429,721)		10,429,721
TOTAL INVESTMENT SECURITIES (Cost $614,229,256)—100.7%			1,278,988,475
Net other assets (liabilities)—(0.7)%			(9,372,597)
NET ASSETS—100.0%			$1,269,615,878
*
Non-income producing security.
(a)
All or part of this security was on loan as of July 31, 2026. The total value of securities on loan as of July 31, 2026 was $9,899,507.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $179,008,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at July 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2026.
ADR
American Depositary Receipt

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraNasdaq-100 ProFund  ::  147

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Nasdaq‑100 Futures Contracts	235	9/21/26	$133,499,975		$(4,691,115)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	8/27/26		4.63%		$58,965,650		$631,834
Nasdaq‑100 Index	Goldman Sachs International	8/27/26		4.68%	846,332,760		6,417,831
					$905,298,410		$7,049,665
Invesco QQQ Trust, Series 1 ETF	UBS AG	8/27/26		4.68%		$233,494,282		$780,760
Nasdaq‑100 Index	UBS AG	8/27/26		4.68%	281,589,826		1,893,978
					$515,084,108		$2,674,738
					$1,420,382,518		$9,724,403
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq‑100 ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$6,614,524		0.5%
Automobiles		25,577,416		2.0%
Beverages		17,085,010		1.3%
Biotechnology		27,098,456		2.2%
Broadline Retail		55,073,731		4.3%
Chemicals		10,045,980		0.8%
Commercial Services & Supplies		4,943,061		0.4%
Communications Equipment		23,287,594		1.8%
Construction & Engineering		2,127,403		0.2%
Consumer Staples Distribution & Retail		43,818,723		3.5%
Diversified Telecommunication Services		9,274,088		0.7%
Electric Utilities		11,816,610		0.9%
Energy Equipment & Services		2,725,740		0.2%
Entertainment		21,147,490		1.7%
Financial Services		2,292,233		0.2%
Food Products		5,025,177		0.4%
Ground Transportation		6,257,534		0.5%
Health Care Equipment & Supplies		10,554,582		0.8%
Hotels, Restaurants & Leisure		23,243,404		1.8%
Industrial Conglomerates		3,497,490		0.3%
Interactive Media & Services		93,261,106		7.3%

	Value		% of Net Assets
IT Services		$7,948,302		0.6%
Machinery		3,171,450		0.2%
Media		3,877,255		0.3%
Oil, Gas & Consumable Fuels		2,593,092		0.2%
Professional Services		6,739,301		0.5%
Semiconductors		8,172,161		0.6%
Semiconductors & Semiconductor Equipment		312,219,080		24.8%
Software		130,646,535		10.3%
Specialty Retail		7,036,880		0.6%
Technology Hardware, Storage & Peripherals		91,894,711		7.2%
Technology Services		1,698,630		0.1%
Trading Companies & Distributors		2,487,790		0.2%
Wireless Telecommunication Services		8,489,215		0.7%
Other**	277,874,124			21.9%
Total	$1,269,615,878			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

148  ::  UltraShort China ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (105.4%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $2,383,695		$2,383,000		$2,383,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,383,000)			2,383,000
TOTAL INVESTMENT SECURITIES (Cost $2,383,000)—105.4%				2,383,000
Net other assets (liabilities)—(5.4)%				(121,335)
NET ASSETS—100.0%				$2,261,665
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $148,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	8/27/26		(3.28)%		$(919,342)	$(42,335)
S&P China Select ADR Index (USD)	UBS AG	8/27/26		(3.43)%		(3,614,314)	(123,076)
						$(4,533,656)	$(165,411)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraShort Dow 30 ProFund  ::  149

Repurchase Agreements(a)(b) (109.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $1,566,457		$1,566,000		$1,566,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,566,000)			1,566,000
TOTAL INVESTMENT SECURITIES (Cost $1,566,000)—109.1%				1,566,000
Net other assets (liabilities)—(9.1)%				(130,007)
NET ASSETS—100.0%				$1,435,993
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $423,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/27/26		(4.13)%		$(1,964,987)	$(2,480)
Dow Jones Industrial Average	UBS AG	8/27/26		(4.28)%		(917,963)	(4,667)
						$(2,882,950)	$(7,147)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

150  ::  UltraShort Emerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (100.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $1,199,350		$1,199,000		$1,199,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,199,000)			1,199,000
TOTAL INVESTMENT SECURITIES (Cost $1,199,000)—100.1%				1,199,000
Net other assets (liabilities)—(0.1)%				(1,624)
NET ASSETS—100.0%				$1,197,376
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $62,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	8/27/26		(3.43)%		$(1,436,561)	$(52,715)
S&P Emerging 50 ADR Index (USD)	UBS AG	8/27/26		(3.63)%		(877,045)	(30,488)
						$(2,313,606)	$(83,203)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraShort International ProFund  ::  151

Repurchase Agreements(a)(b) (147.3%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $2,482,724		$2,482,000		$2,482,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,482,000)			2,482,000
TOTAL INVESTMENT SECURITIES (Cost $2,482,000)—147.3%				2,482,000
Net other assets (liabilities)—(47.3)%				(797,275)
NET ASSETS—100.0%				$1,684,725
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $134,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/27/26		(3.58)%		$(2,736,976)	$(44,055)
MSCI EAFE Index	UBS AG	8/27/26		(3.93)%		(659,914)	(21,122)
						$(3,396,890)	$(65,177)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

152  ::  UltraShort Japan ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (77.5%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $1,673,488		$1,673,000		$1,673,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,673,000)				1,673,000
TOTAL INVESTMENT SECURITIES (Cost $1,673,000)—77.5%				1,673,000
Net other assets (liabilities)—22.5%				484,537
NET ASSETS—100.0%				$2,157,537
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $80,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Index Futures Contracts	12		9/11/26	$(3,799,800)	$335,356

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International		8/27/26		(3.88)%		$(599,316)	$1,506
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraShort Latin America ProFund  ::  153

Repurchase Agreements(a)(b) (96.0%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $336,098		$336,000		$336,000
TOTAL REPURCHASE AGREEMENTS (Cost $336,000)				336,000
TOTAL INVESTMENT SECURITIES (Cost $336,000)—96.0%				336,000
Net other assets (liabilities)—4.0%				13,906
NET ASSETS—100.0%				$349,906
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $29,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International		8/27/26		(3.28)%	$(619,605)	$(8,766)
S&P Latin America 35 ADR Index (USD)	UBS AG		8/27/26		(3.43)%	(83,850)	(1,029)
						$(703,455)	$(9,795)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

154  ::  UltraShort Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (95.3%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $371,108		$371,000		$371,000
TOTAL REPURCHASE AGREEMENTS (Cost $371,000)				371,000
TOTAL INVESTMENT SECURITIES (Cost $371,000)—95.3%				371,000
Net other assets (liabilities)—4.7%				18,095
NET ASSETS—100.0%				$389,095
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $125,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/26		(3.88)%		$(442,768)		$4,101
S&P MidCap 400	UBS AG	8/27/26		(4.28)%	(336,586)		2,763
						$(779,354)	$6,864
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraShort Nasdaq-100 ProFund  ::  155

Repurchase Agreements(a)(b) (94.6%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $14,067,104		$14,063,000		$14,063,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,063,000)			14,063,000
TOTAL INVESTMENT SECURITIES (Cost $14,063,000)—94.6%				14,063,000
Net other assets (liabilities)—5.4%				802,424
NET ASSETS—100.0%				$14,865,424
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $3,711,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Nasdaq‑100 Futures Contracts	4	9/21/26		$(2,272,340)	$79,864

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq‑100 Index	Goldman Sachs International	8/27/26		(4.43)%		$(10,783,780)	$(83,019)
Nasdaq‑100 Index	UBS AG	8/27/26		(4.28)%		(16,743,981)	(206,457)
						$(27,527,761)	$(289,476)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

156  ::  UltraShort Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (85.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $2,098,612		$2,098,000		$2,098,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,098,000)			2,098,000
TOTAL INVESTMENT SECURITIES (Cost $2,098,000)—85.9%				2,098,000
Net other assets (liabilities)—14.1%				344,734
NET ASSETS—100.0%				$2,442,734
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $574,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	2	9/21/26		$(293,800)	$(4,919)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/26		(3.78)%		$(2,456,463)		$10,957
Russell 2000 Index	UBS AG	8/27/26		(3.93)%		(2,207,299)	14,440
						$(4,663,762)	$25,397
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraSmall-Cap ProFund  ::  157

Common Stocks (69.7%)

	Shares	Value
10X Genomics, Inc.*—Class A (Medical Equipment & Devices)	1,535		$72,560
1‑800-Flowers.com, Inc.*—Class A (Specialty Retail)	292		1,139
1st Source Corp. (Banks)	233		20,909
1stdibs.Com, Inc.* (Broadline Retail)	308		1,303
3D Systems Corp.* (Machinery)	1,868		4,932
4D Molecular Therapeutics, Inc.* (Biotechnology)	590		6,006
8x8, Inc.* (Software)	1,795		3,411
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	375		3,004
A10 Networks, Inc. (Software)	933		27,589
AAR Corp.* (Aerospace & Defense)	515		72,121
Abacus Global Management, Inc. (Insurance)	361		3,722
Abeona Therapeutics, Inc.* (Biotechnology)	562		3,608
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	575		57,235
ABM Industries, Inc. (Commercial Services & Supplies)	761		36,460
Absci Corp.* (Biotechnology)	1,781		13,856
Acacia Research Corp.* (Financial Services)	450		1,994
Academy Sports & Outdoors, Inc. (Specialty Retail)	840		39,858
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	1,198		35,485
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,659		42,918
Acadia Realty Trust (Retail REITs)	1,758		39,502
Acadian Asset Management, Inc. (Capital Markets)	365		31,569
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	669		8,041
Accelerant Holdings* (Insurance)	787		9,350
Accendra Health, Inc.* (Health Care Providers & Services)	928		2,868
ACCO Brands Corp. (Commercial Services & Supplies)	1,186		5,005
Achieve Life Sciences, Inc.* (Biotechnology)	1,002		6,433
ACI Worldwide, Inc.* (Software)	1,324		75,905
Aclaris Therapeutics, Inc.* (Biotechnology)	1,525		7,930
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	694		54,458
Acme United Corp. (Wholesale—Discretionary)	45		2,559
ACNB Corp. (Banks)	132		8,511
ACRES Commercial Realty Corp.* (Specialty Finance)	74		1,295
Acumen Pharmaceuticals, Inc.* (Biotechnology)	608		1,307
Acuren Corp.* (Asset Management)	2,333		17,054
Acushnet Holdings Corp. (Leisure Products)	360		36,457
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	2,201		16,485
Adamas Trust, Inc. (Mortgage REITs)	1,099		9,968
AdaptHealth Corp.* (Health Care Providers & Services)	1,326		14,321
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	1,984		44,778
ADC Therapeutics S.A.* (Biotechnology)	1,380		1,449
Addus HomeCare Corp.* (Health Care Providers & Services)	240		27,715

Common Stocks, continued

	Shares	Value
Adeia, Inc. (Software)	1,436		$38,269
Adient PLC* (Automobile Components)	1,021		21,482
ADMA Biologics, Inc.* (Biotechnology)	2,969		25,118
ADTRAN Holdings, Inc.* (Communications Equipment)	990		8,425
Advance Auto Parts, Inc. (Specialty Retail)	792		43,988
AdvanSix, Inc. (Chemicals)	345		6,921
Advantage Solutions, Inc.* (Advertising & Marketing)	56		2,197
Aebi Schmidt Holding AG (Machinery)	484		6,239
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	394		31,512
Aeluma, Inc.* (Semiconductors)	167		2,705
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	834		1,259
AerSale Corp.* (Aerospace & Defense)	475		2,945
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	360		6,314
Aevex Corporation* (Aerospace & Defense)	233		3,875
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	386		2,690
Agenus, Inc.* (Biotechnology)	513		3,848
agilon health, Inc.* (Health Care Facilities & Services)	160		14,658
Agilysys, Inc.* (Software)	339		35,649
Agios Pharmaceuticals, Inc.* (Biotechnology)	761		22,845
AirJoule Technologies Corp.* (Electrical Equipment)	418		1,768
AIRO Group Holdings, Inc.* (Aerospace & Defense)	286		1,928
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	124		596
Akebia Therapeutics, Inc.* (Biotechnology)	3,326		4,390
Aktis Oncology, Inc.* (Biotechnology)	273		6,025
Alamar Biosciences, Inc.* (Life Sciences Tools & Services)	171		4,337
Alamo Group, Inc. (Machinery)	136		21,635
Alarm.com Holdings, Inc.* (Software)	617		33,781
Albany International Corp. (Machinery)	373		27,792
Alector, Inc.* (Biotechnology)	1,263		1,907
Alerus Financial Corp. (Financial Services)	309		10,280
Alexander’s, Inc. (Retail REITs)	28		7,140
Alico, Inc. (Food Products)	75		2,832
Alignment Healthcare, Inc.* (Health Care Providers & Services)	2,629		39,041
Alkami Technology, Inc.* (Software)	875		15,899
Alkermes PLC* (Biotechnology)	2,159		105,769
Allegiant Travel Co.* (Passenger Airlines)	314		30,797
Alliance Laundry Holdings, Inc.* (Machinery)	566		14,925
Allied Motion Technologies, Inc. (Electrical Equipment)	192		16,792
Allogene Therapeutics, Inc.* (Biotechnology)	3,416		6,422
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	318		10,093
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	138		18,928
Alpha Teknova, Inc.* (Biotechnology)	144		720
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,599		15,222
Alpine Income Property Trust, Inc. (Equity REIT—Diversified)	200		4,036

See accompanying notes to financial statements.

158  ::  UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	257		$1,691
AlTi Global, Inc.* (Capital Markets)	646		2,326
Altice USA, Inc.*—Class A (Cable & Satellite)	3,431		2,615
Altimmune, Inc.* (Biotechnology)	2,558		7,265
Alto Ingredients, Inc.* (Chemicals)	950		4,522
Alto Neuroscience, Inc.* (Pharmaceuticals)	337		9,123
Alumis, Inc.* (Pharmaceuticals)	1,017		28,730
ALX Oncology Holdings, Inc.* (Biotechnology)	1,389		2,695
Amalgamated Financial Corp. (Banks)	236		11,654
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	549		47,214
Ambiq Micro, Inc.* (Semiconductors & Semiconductor Equipment)	239		15,198
AMC Entertainment Holdings, Inc.* (Entertainment)	8,018		22,611
AMC Networks, Inc.*—Class A (Media)	408		4,570
Amerant Bancorp, Inc. (Banks)	444		13,142
Ameresco, Inc.*—Class A (Construction & Engineering)	422		8,892
American Assets Trust, Inc. (Equity REIT—Diversified)	641		15,121
American Battery Technology Co.* (Metals & Mining)	1,666		3,482
American Coastal Insurance Corporation (Insurance)	324		3,441
American Eagle Outfitters, Inc. (Specialty Retail)	2,046		35,150
American Integrity Insurance Group, Inc. (Insurance)	156		3,165
American Public Education, Inc.* (Diversified Consumer Services)	231		11,206
American Realty Investors, Inc.* (Real Estate Management & Development)	17		259
American Resources Corporation* (Oil, Gas & Consumable Fuels)	1,141		2,042
American States Water Co. (Water Utilities)	514		44,018
American Superconductor Corp.* (Electrical Equipment)	607		17,828
Ameris Bancorp (Banks)	852		74,303
AMERISAFE, Inc. (Insurance)	244		7,086
Ames National Corp. (Banks)	115		3,518
AMMO, Inc.* (Leisure Products)	1,385		2,964
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	507		17,050
Amneal Pharmaceuticals, Inc.* (Biotechnology)	2,198		40,267
Ampco-Pittsburgh Corp.* (Metals & Mining)	209		1,680
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	416		8,295
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	459		1,795
Amplitude, Inc.*—Class A (Software)	1,241		11,020
Amprius Technologies, Inc.* (Electrical Equipment)	1,769		16,982
Amtech Systems, Inc.* (Semiconductors & Semiconductor Equipment)	151		2,316
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,184		24,047
AN2 Therapeutics, Inc.* (Pharmaceuticals)	341		1,824
AnaptysBio, Inc.* (Biotechnology)	254		13,553
Anavex Life Sciences Corp.* (Biotechnology)	1,186		3,262

Common Stocks, continued

	Shares	Value
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	217		$1,920
Angi, Inc.* (Interactive Media & Services)	378		2,143
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	479		7,084
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	264		20,919
Anika Therapeutics, Inc.* (Biotechnology)	147		2,834
Annexon, Inc.* (Biotechnology)	1,999		10,185
Anteris Technologies Global Corp.* (Medical Equipment & Devices)	1,052		8,248
Anterix, Inc.* (Diversified Telecommunication Services)	148		13,767
Apogee Enterprises, Inc. (Building Products)	273		10,811
Apogee Therapeutics, Inc.* (Biotechnology)	580		77,772
Appian Corp.*—Class A (Software)	514		13,857
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	2,831		46,740
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	1,390		5,136
Arbor Realty Trust, Inc. (Mortgage REITs)	2,471		12,380
Arbutus Biopharma Corp.* (Biotechnology)	2,070		8,984
ArcBest Corp. (Ground Transportation)	288		41,573
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	8,677		40,261
Archrock, Inc. (Energy Equipment & Services)	2,250		80,461
Arcosa, Inc. (Construction & Engineering)	638		92,638
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	345		1,987
Arcus Biosciences, Inc.* (Biotechnology)	1,151		32,447
Arcutis Biotherapeutics, Inc.* (Biotechnology)	1,473		39,565
Ardagh Metal Packaging SA (Containers & Packaging)	1,823		8,623
Ardelyx, Inc.* (Biotechnology)	3,146		15,573
Ardent Health Partners, Inc.* (Health Care Providers & Services)	303		3,233
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	461		8,017
Ares Commercial Real Estate Corp. (Mortgage REITs)	687		2,927
Argan, Inc. (Construction & Engineering)	177		100,965
Arhaus, Inc. (Specialty Retail)	679		5,031
Arko Corp. (Specialty Retail)	955		7,630
ARKO Petroleum Corporation (Specialty Retail)	159		3,228
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,397		20,564
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	990		6,890
Armata Pharmaceuticals, Inc.* (Biotechnology)	153		695
ARMOUR Residential REIT, Inc. (Mortgage REITs)	1,638		26,978
Array Technologies, Inc.* (Electrical Equipment)	1,989		10,383
ArriVent Biopharma, Inc.* (Biotechnology)	488		14,552
Arrow Financial Corp. (Banks)	212		8,446
ARS Pharmaceuticals, Inc.* (Biotechnology)	793		4,068
Arteris, Inc.* (Software)	451		13,476
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	830		32,569
Artiva Biotherapeutics, Inc.* (Biotechnology)	60		606
Artivion, Inc.* (Health Care Equipment & Supplies)	589		15,803
Arvinas, Inc.* (Pharmaceuticals)	765		6,143

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraSmall-Cap ProFund  ::  159

Common Stocks, continued

	Shares	Value
Asana, Inc.*—Class A (Software)	1,255		$10,442
Asbury Automotive Group, Inc.* (Specialty Retail)	253		58,619
Ashland, Inc. (Chemicals)	598		43,421
ASP Isotopes, Inc.* (Chemicals)	1,499		5,996
Aspen Aerogels, Inc.* (Chemicals)	874		4,047
Assembly Biosciences, Inc.* (Biotechnology)	127		3,189
Associated Banc-Corp. (Banks)	1,875		57,900
Astec Industries, Inc. (Machinery)	300		15,198
Astrana Health, Inc.* (Health Care Providers & Services)	587		20,874
Astronics Corp.* (Aerospace & Defense)	414		28,769
Asure Software, Inc.* (Professional Services)	313		2,513
AtaiBeckley, Inc.* (Pharmaceuticals)	4,124		29,610
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	913		4,291
Ategrity Specialty Holdings, LLC* (Insurance)	120		2,882
Atkore, Inc. (Electrical Equipment)	442		32,248
Atlanta Braves Holdings, Inc.*—Class C (Entertainment)	641		32,582
Atlanta Braves Holdings, Inc.*—Series A (Entertainment)	87		4,734
Atlantic Union Bankshares Corp. (Banks)	1,861		78,962
Atlanticus Holdings Corp.* (Consumer Finance)	65		6,857
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	1,066		11,502
Atmus Filtration Technologies, Inc. (Machinery)	1,075		55,502
ATN International, Inc. (Diversified Telecommunication Services)	131		3,119
Atomera, Inc.* (Semiconductors)	493		2,544
AtriCure, Inc.* (Health Care Equipment & Supplies)	643		24,280
Atrium Therapeutics, Inc.* (Biotechnology)	185		2,100
Aura Biosciences, Inc.* (Biotechnology)	577		4,045
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	1,536		22,856
Avalo Therapeutics, Inc.* (Biotechnology)	538		9,819
Avalyn Pharma, Inc.* (Pharmaceuticals)	220		6,334
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	1,006		9,446
AvePoint, Inc.* (Software)	2,184		28,458
Aviat Networks, Inc.* (Communications Equipment)	153		3,133
Avidbank Holdings, Inc.* (Banks)	119		3,881
Avidia Bancorp, Inc. (Banks)	236		5,263
Avient Corp. (Chemicals)	1,202		43,657
Avista Corp. (Multi-Utilities)	1,081		43,726
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	404		52,674
Axogen, Inc.* (Health Care Equipment & Supplies)	678		28,618
Axos Financial, Inc.* (Banks)	714		72,407
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	804		48,586
Azenta, Inc.* (Life Sciences Tools & Services)	541		15,218
AZZ, Inc. (Building Products)	388		56,151
B&G Foods, Inc. (Food Products)	1,013		3,576
B. Riley Financial, Inc.* (Capital Markets)	298		2,134
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	1,726		16,086
Backblaze, Inc.*—Class A (IT Services)	755		10,359

Common Stocks, continued

	Shares	Value
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	384		$51,590
Bakkt Holdings, Inc.* (Institutional Financial Services)	380		2,725
Balchem Corp. (Chemicals)	422		70,709
Bally’s Corp.* (Leisure Facilities & Services)	132		1,839
Banc of California, Inc. (Banks)	1,986		38,032
BancFirst Corp. (Banks)	279		31,477
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	382		22,366
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	382		14,951
Bank First Corp. (Banks)	133		20,314
Bank of Hawaii Corp. (Banks)	514		41,069
Bank of Marin Bancorp (Banks)	193		5,628
Bank7 Corp. (Banks)	56		2,816
BankUnited, Inc. (Banks)	961		44,831
Bankwell Financial Group, Inc. (Banks)	78		5,316
Banner Corp. (Banks)	437		30,769
Bar Harbor Bankshares (Banks)	214		8,498
Barnes & Noble Education, Inc. (Retail—Discretionary)	215		2,675
Barrett Business Services, Inc. (Professional Services)	309		12,063
BayCom Corp. (Banks)	133		4,014
BCB Bancorp, Inc. (Banks)	208		2,078
Beacon Financial Corporation (Banks)	1,097		34,566
Beam Therapeutics, Inc.* (Biotechnology)	1,276		32,564
Beazer Homes USA, Inc.* (Household Durables)	321		10,304
Bed Bath & Beyond, Inc.* (Specialty Retail)	962		4,858
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	22		4,909
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	157		42,699
Belden, Inc. (Electronic Equipment, Instruments & Components)	507		62,893
BellRing Brands, Inc.* (Personal Care Products)	1,528		18,932
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	464		37,013
Benitec Biopharma, Inc.* (Biotechnology)	274		3,209
Beta Bionics, Inc.* (Biotechnology)	524		6,723
Beta Technologies, Inc.*—Class A (Aerospace & Defense)	436		8,253
Better Home & Finance Holding Co.* (Specialty Finance)	103		2,421
BGC Group, Inc.—Class A (Capital Markets)	4,858		55,964
Bicara Therapeutics, Inc.* (Biotechnology)	569		15,420
BigBear.ai Holdings, Inc.* (IT Services)	6,294		17,560
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	978		3,061
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	1		1,985
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	9		3,577
BioAge Labs, Inc.* (Pharmaceuticals)	452		4,086
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,997		26,913
Biohaven, Ltd.* (Biotechnology)	1,719		23,207
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	549		17,173

See accompanying notes to financial statements.

160  ::  UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares		Value
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	620		$8,165
Bit Digital, Inc.* (Software)	4,234		5,547
Bitdeer Technologies Group* (Technology Services)	1,672		17,590
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	249		16,835
BK Technologies Corporation* (Technology Hardware)	39		3,120
BKV Corp.* (Oil, Gas & Consumable Fuels)	418		10,224
Black Diamond Therapeutics, Inc.* (Biotechnology)	607		1,026
Black Hills Corp. (Multi-Utilities)	1,001		71,282
Black Rock Coffee Bar, Inc.* (Hotels, Restaurants & Leisure)	228		1,838
Blackbaud, Inc.* (Software)	466		19,945
BlackLine, Inc.* (Software)	641		20,127
BlackSky Technology, Inc.* (Professional Services)	431		9,935
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	2,080		30,243
Blaize Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,107		875
Blend Labs, Inc.*—Class A (Software)	2,372		4,222
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,110		9,613
Blue Bird Corp.* (Machinery)	411		30,574
Blue Ridge Bankshares, Inc. (Banking)	846		2,969
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	99		5,368
Bluerock Homes Trust, Inc. (Residential REITs)	—	(a)	1
Bob’s Discount Furniture, Inc.* (Specialty Retail)	253		4,218
Boise Cascade Co. (Trading Companies & Distributors)	468		35,746
Boot Barn Holdings, Inc.* (Specialty Retail)	401		59,744
Borr Drilling, Ltd.* (Energy Equipment & Services)	3,073		12,384
Boston Omaha Corp.*—Class A (Media)	284		4,027
Bowhead Specialty Holdings, Inc.* (Insurance)	236		7,219
Bowman Consulting Group, Ltd.* (Construction & Engineering)	187		5,021
Box, Inc.*—Class A (Software)	1,768		55,780
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	759		1,723
Brand Engagement Network, Inc.* (IT Services)	58		679
Brandywine Realty Trust (Office REITs)	2,187		6,648
Braze, Inc.*—Class A (Software)	1,232		30,701
BRC, Inc.*—Class A (Food Products)	1,003		1,033
Bread Financial Holdings, Inc. (Consumer Finance)	526		56,845
Bridgewater Bancshares, Inc.* (Banks)	277		5,673
Bright Minds Biosciences, Inc.* (Biotechnology)	95		6,960
BrightSpire Capital, Inc. (Mortgage REITs)	1,588		7,956
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	2,101		125,450
BrightView Holdings, Inc.* (Commercial Services & Supplies)	915		11,932
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	560		119,671

Common Stocks, continued

	Shares	Value
Bristow Group, Inc. (Energy Equipment & Services)	341		$15,454
Broadstone Net Lease, Inc. (Equity REIT—Diversified)	2,508		53,696
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,087		45,070
Brookfield Business Corporation (Technology Hardware)	901		26,696
Brookfield Infrastructure Corp.—Class A (Gas & Water Utilities)	1,626		68,780
BRT Apartments Corp. (Residential REITs)	129		1,923
Build-A-Bear Workshop, Inc. (Specialty Retail)	156		5,292
Bumble, Inc.*—Class A (Interactive Media & Services)	1,304		3,716
Burford Capital, Ltd. (Financial Services)	2,632		10,844
Burke & Herbert Financial Services Corp. (Banks)	199		14,577
Business First Bancshares, Inc. (Banks)	409		13,014
Butterfly Network, Inc.* (Medical Equipment & Devices)	2,710		19,268
BV Financial, Inc.* (Banking)	87		1,787
Byline Bancorp, Inc. (Banks)	399		15,669
C&F Financial Corp. (Banking)	39		3,221
C3.ai, Inc.*—Class A (Software)	1,770		16,249
C4 Therapeutics, Inc.* (Biotechnology)	1,304		4,538
Cabaletta Bio, Inc.* (Biotechnology)	1,449		3,883
Cable One, Inc.* (Media)	67		2,679
Cabot Corp. (Chemicals)	673		59,237
Cactus, Inc.—Class A (Energy Equipment & Services)	908		59,029
Cadiz, Inc.* (Water Utilities)	737		2,204
Cadre Holdings, Inc. (Aerospace & Defense)	406		12,517
Caledonia Mining Corp. PLC (Metals & Mining)	217		3,991
Caleres, Inc. (Specialty Retail)	429		5,508
California Resources Corp. (Oil, Gas & Consumable Fuels)	946		49,779
California Water Service Group (Water Utilities)	783		39,236
Calix, Inc.* (Communications Equipment)	763		27,392
Callaway Golf Company* (Leisure Products)	1,818		33,560
Cal-Maine Foods, Inc. (Food Products)	563		49,420
Calumet, Inc.* (Chemicals)	891		39,373
Camden National Corp. (Banks)	219		12,678
CAMP4 Therapeutics Corp.* (Biotechnology)	407		1,404
Camping World Holdings, Inc.—Class A (Specialty Retail)	793		4,909
Canadian Solar, Inc.* (Semiconductors & Semiconductor Equipment)	630		9,500
Candel Therapeutics, Inc.* (Biotechnology)	816		8,168
Cannae Holdings, Inc. (Financial Services)	514		7,479
Canton Strategic Holdings, Inc.* (Biotechnology)	571		1,102
Capital Bancorp, Inc. (Banks)	144		5,376
Capital City Bank Group, Inc. (Banks)	181		9,388
Capitol Federal Financial, Inc. (Banks)	1,578		13,950
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,546		24,628
Capricor Therapeutics, Inc.* (Biotechnology)	692		2,664
CapsoVision, Inc.* (Health Care Equipment & Supplies)	449		2,954
Cardinal Infrastructure Group, Inc.*—Class A (Engineering & Construction)	220		13,616
CareDx, Inc.* (Biotechnology)	660		28,849

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraSmall-Cap ProFund  ::  161

Common Stocks, continued

	Shares	Value
CareTrust REIT, Inc. (Health Care REITs)	2,926		$122,715
Cargurus, Inc.* (Interactive Media & Services)	971		35,189
Caribou Biosciences, Inc.* (Biotechnology)	1,182		1,726
Carlsmed, Inc.* (Health Care Equipment & Supplies)	109		1,372
Carriage Services, Inc. (Diversified Consumer Services)	184		7,428
Cars.com, Inc.* (Interactive Media & Services)	586		6,944
Carter Bankshares, Inc. (Banks)	286		9,890
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	465		17,935
Cartesian Therapeutics, Inc.* (Biotechnology)	169		1,318
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	823		73,830
Cass Information Systems, Inc. (Financial Services)	150		8,388
Castle Biosciences, Inc.* (Health Care Providers & Services)	385		10,780
Cathay General Bancorp (Banks)	846		53,459
Cavco Industries, Inc.* (Household Durables)	101		55,250
CB Financial Services, Inc. (Banking)	60		2,198
CBIZ, Inc.* (Professional Services)	633		34,866
CBL & Associates Properties, Inc. (Retail REITs)	241		14,149
CECO Environmental Corp.* (Commercial Services & Supplies)	679		44,739
Celcuity, Inc.* (Biotechnology)	495		42,758
Celldex Therapeutics, Inc.* (Biotechnology)	1,006		38,288
Centerspace (Residential REITs)	221		12,120
Central Garden & Pet Co.* (Household Products)	107		4,606
Central Garden & Pet Co.*—Class A (Household Products)	649		24,604
Central Pacific Financial Corp. (Banks)	336		13,238
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	240		42,463
Centuri Holdings, Inc.* (Construction & Engineering)	1,140		31,738
Century Aluminum Co.* (Metals & Mining)	903		40,427
Century Communities, Inc. (Household Durables)	328		22,028
Century Therapeutics, Inc.* (Biotechnology)	1,586		3,204
Cerence, Inc.* (Software)	574		4,890
CeriBell, Inc.* (Health Care Equipment & Supplies)	355		6,280
Certara, Inc.* (Health Care Technology)	1,496		12,118
Cerus Corp.* (Health Care Equipment & Supplies)	2,560		5,504
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	357		11,656
CF Bankshares, Inc. (Banking)	66		2,347
CG Oncology, Inc.* (Biotechnology)	950		67,631
Chain Bridge Bancorp, Inc.* (Banking)	34		1,548
Chaince Digital Holdings, Inc.* (Commercial Support Services)	858		2,394
Champion Homes, Inc.* (Household Durables)	718		57,160
ChargePoint Holdings, Inc.* (Electrical Equipment)	311		1,698
Chatham Lodging Trust (Hotel & Resort REITs)	582		7,758
Chemung Financial Corp. (Banks)	52		4,237
Chesapeake Utilities Corp. (Gas Utilities)	313		41,560
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	243		2,372

Common Stocks, continued

	Shares	Value
Chimera Investment Corp. (Mortgage REITs)	1,085		$13,541
ChoiceOne Financial Services, Inc. (Banks)	185		6,296
Cimpress PLC* (Commercial Services & Supplies)	220		21,714
Cinemark Holdings, Inc. (Entertainment)	1,372		50,201
Cipher Mining, Inc.* (Software)	4,372		97,583
Citi Trends, Inc.* (Specialty Retail)	65		4,334
Citizens & Northern Corp. (Banks)	226		5,738
Citizens Community Bancorp, Inc. (Banking)	119		2,618
Citizens Financial Services, Inc. (Banks)	60		4,651
Citizens, Inc.* (Insurance)	592		2,800
City Holding Co. (Banks)	182		26,410
Civeo Corporation* (Commercial Services & Supplies)	134		4,222
Civista Bancshares, Inc. (Banks)	269		7,817
Claritev Corp.* (Technology Services)	125		2,839
Clarivate PLC* (Professional Services)	4,506		8,922
Claros Mortgage Trust, Inc.* (Mortgage REITs)	1,239		2,193
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,115		4,103
Cleanspark, Inc.* (Software)	3,259		44,844
Clear Channel Outdoor Holdings, Inc.* (Media)	5,036		12,187
Clear Secure, Inc.—Class A (Software)	1,228		67,835
Clearfield, Inc.* (Communications Equipment)	148		4,478
ClearPoint Neuro, Inc.* (Medical Equipment & Devices)	363		5,423
Clearwater Paper Corp.* (Paper & Forest Products)	204		4,290
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	215		5,764
Clover Health Investments Corp.* (Health Care Facilities & Services)	5,414		22,576
CNB Financial Corp. (Banks)	381		13,373
CNO Financial Group, Inc. (Insurance)	1,209		66,604
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,779		63,688
Coastal Financial Corp.* (Banks)	170		6,968
CoastalSouth Bancshares, Inc. (Banks)	106		2,891
Codexis, Inc.* (Life Sciences Tools & Services)	1,112		1,557
Cogent Biosciences, Inc.* (Biotechnology)	2,146		83,544
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	635		8,573
Cohen & Steers, Inc. (Capital Markets)	366		30,111
Coherus Oncology, Inc.* (Biotechnology)	1,682		2,372
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	601		28,842
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	424		15,005
Colony Bankcorp, Inc. (Banks)	269		5,896
Columbia Financial, Inc. (Banks)	3,846		41,579
Columbus McKinnon Corp. (Machinery)	369		7,074
Commercial Bancgroup, Inc. (Banks)	111		3,801
Commercial Metals Co. (Metals & Mining)	1,452		99,782
Commercial Vehicle Group, Inc.* (Machinery)	400		1,812
Community Bancorp (Banks)	66		2,670
Community Financial System, Inc. (Banks)	690		44,719
Community Health Systems, Inc.* (Health Care Providers & Services)	1,671		4,662
Community Healthcare Trust, Inc. (Health Care REITs)	356		6,518
Community Trust Bancorp, Inc. (Banks)	209		16,396
Community West Bancshares (Banks)	316		7,909

See accompanying notes to financial statements.

162  ::  UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
CommVault Systems, Inc.* (Software)	577		$67,971
Compass Diversified Holdings* (Financial Services)	877		8,840
Compass Minerals International, Inc.* (Metals & Mining)	413		12,117
Compass Therapeutics, Inc.* (Biotechnology)	1,687		3,222
Compass, Inc.*—Class A (Real Estate Management & Development)	9,257		105,436
CompX International, Inc. (Commercial Services & Supplies)	20		566
Comstock Holding Cos., Inc.* (Real Estate Management & Development)	46		649
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	915		12,133
Comstock, Inc.* (Oil, Gas & Consumable Fuels)	950		2,603
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	1,518		48,045
Concentrix Corp. (Professional Services)	550		13,530
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	269		2,617
Conduent, Inc.* (Professional Services)	1,852		2,908
CONMED Corp. (Health Care Equipment & Supplies)	397		18,381
Connect Biopharma Holdings Ltd.* (Biotechnology)	193		390
ConnectOne Bancorp, Inc. (Banks)	630		20,752
Consensus Cloud Solutions, Inc.* (Software)	233		8,481
Consolidated Water Co., Ltd. (Water Utilities)	199		5,811
Constellium SE* (Metals & Mining)	1,744		48,448
Construction Partners, Inc.*—Class A (Construction & Engineering)	623		64,387
Consumer Portfolio Services, Inc.* (Consumer Finance)	118		1,100
Contango ORE, Inc.* (Metals & Mining)	339		5,221
Context Therapeutics, Inc.* (Pharmaceuticals)	1,199		719
Contineum Therapeutics, Inc.*—Class A (Pharmaceuticals)	346		5,360
Cooper-Standard Holdings, Inc.* (Automobile Components)	222		6,542
COPT Defense Properties (Office REITs)	1,495		56,751
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	212		1,902
Core Laboratories, Inc. (Energy Equipment & Services)	600		6,384
Core Molding Technologies, Inc.* (Chemicals)	108		2,544
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	655		52,295
Core Scientific, Inc.* (IT Services)	4,043		83,770
CoreCivic, Inc.* (Commercial Services & Supplies)	1,265		37,824
CorMedix, Inc.* (Pharmaceuticals)	960		7,229
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	612		6,493
CorVel Corp.* (Health Care Providers & Services)	380		22,823
Corvus Pharmaceuticals, Inc.* (Biotechnology)	871		11,549
Costamare Bulkers Holdings Ltd.* (Marine Transportation)	110		2,152
Costamare, Inc. (Marine Transportation)	580		9,036
Coty, Inc.*—Class A (Personal Care Products)	4,658		12,810

Common Stocks, continued

	Shares	Value
Coursera, Inc.* (Diversified Consumer Services)	2,834		$15,049
Covenant Logistics Group, Inc.—Class A (Ground Transportation)	200		7,104
Covista, Inc.* (Diversified Consumer Services)	443		55,309
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	103		2,170
CRA International, Inc. (Professional Services)	82		14,680
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	293		16,522
Crane NXT Co. (Electronic Equipment, Instruments & Components)	648		33,664
Crawford & Co.—Class A (Insurance)	211		2,302
Crescent Biopharma, Inc.* (Biotechnology)	278		4,023
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	3,347		38,390
Crexendo, Inc.* (Technology Services)	238		1,637
Cricut, Inc.—Class A (Household Durables)	643		3,016
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	1,335		111,499
CRISPR Therapeutics AG* (Biotechnology)	1,200		57,588
Critical Metals Corp.* (Metals & Mining)	874		4,798
CryoPort, Inc.* (Life Sciences Tools & Services)	638		9,627
CS Disco, Inc.* (Software)	365		1,424
CSW Industrials, Inc. (Building Products)	209		66,656
CTO Realty Growth, Inc. (Equity REIT—Diversified)	427		9,381
CTS Corp. (Electronic Equipment, Instruments & Components)	368		23,596
Cullinan Therapeutics, Inc.* (Biotechnology)	779		12,854
Curbline Properties Corp. (Retail REITs)	1,275		39,066
CuriosityStream, Inc. (Entertainment Content)	540		1,318
Cushman & Wakefield Ltd.* (Real Estate Services)	3,076		41,280
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	789		8,008
Customers Bancorp, Inc.* (Banks)	402		31,629
CVB Financial Corp. (Banks)	2,205		49,326
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	386		13,749
CVRx, Inc.* (Health Care Equipment & Supplies)	198		1,025
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,565		6,604
Cytokinetics, Inc.* (Biotechnology)	1,702		131,274
CytomX Therapeutics, Inc.* (Biotechnology)	2,291		7,102
Daily Journal Corp.* (Software)	17		9,981
Dakota Gold Corp.* (Metals & Mining)	1,503		6,824
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	512		10,122
Damora Therapeutics, Inc.* (Biotechnology)	687		19,916
Dana, Inc. (Automobile Components)	1,427		38,429
Dauch Corporation* (Automobile Components)	3,055		17,261
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	351		3,805
Dave, Inc.* (Software)	132		49,195
Definium Therapeutics, Inc.* (Pharmaceuticals)	1,675		72,896
Del Monte Corporation (Food Products)	428		12,716
Delcath Systems, Inc.* (Medical Equipment & Devices)	370		4,521

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraSmall-Cap ProFund  ::  163

Common Stocks, continued

	Shares	Value
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	786		$53,346
Deluxe Corp. (Commercial Services & Supplies)	578		14,953
Denali Therapeutics, Inc.* (Biotechnology)	1,893		43,577
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	2,635		35,230
Designer Brands, Inc.—Class A (Specialty Retail)	448		2,706
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,899		35,264
DiaMedica Therapeutics, Inc.* (Biotechnology)	472		2,992
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,664		35,271
Dianthus Therapeutics, Inc.* (Biotechnology)	609		65,114
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	293		21,563
Digi International, Inc.* (Communications Equipment)	484		33,744
Digimarc Parent, Inc.* (Software)	173		1,135
Digital Turbine, Inc.* (Software)	1,453		11,711
DigitalBridge Group, Inc. (Real Estate Management & Development)	2,304		36,564
Dime Commercial Bancshares, Inc. (Banks)	529		21,562
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	162		5,822
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	592		48,733
Disc Medicine, Inc.* (Biotechnology)	364		28,028
Distribution Solutions Group, Inc.* (Trading Companies & Distributors)	122		4,218
Diversified Energy Co. (Oil & Gas Producers)	914		12,302
Diversified Healthcare Trust (Health Care REITs)	2,874		25,579
Dlocal Ltd./Uruguay (Financial Services)	1,172		17,674
DNOW, Inc.* (Trading Companies & Distributors)	2,419		34,156
Dole PLC (Food Products)	1,012		14,310
Domo, Inc.*—Class B (Software)	490		1,808
Donegal Group, Inc.—Class A (Insurance)	222		4,382
Donnelley Financial Solutions, Inc.* (Capital Markets)	320		15,136
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	484		22,951
Dorman Products, Inc.* (Automobile Components)	348		46,339
DoubleVerify Holdings, Inc.* (Software)	1,817		20,441
Douglas Dynamics, Inc. (Machinery)	301		13,283
Douglas Elliman, Inc.* (Real Estate Services)	943		1,594
Douglas Emmett, Inc. (Office REITs)	2,134		25,224
Dream Finders Homes, Inc.*—Class A (Household Durables)	365		4,668
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	784		11,188
Ducommun, Inc.* (Aerospace & Defense)	181		32,403
Duos Technologies Group, Inc.* (Software)	340		2,927
D-Wave Quantum, Inc.* (Software)	4,756		85,988
DXC Technology Co.* (IT Services)	2,216		24,908
DXP Enterprises, Inc.* (Trading Companies & Distributors)	168		26,379
Dyne Therapeutics, Inc.* (Biotechnology)	1,953		49,177
Dynex Capital, Inc. (Mortgage REITs)	2,825		35,905

Common Stocks, continued

	Shares	Value
Eagle Bancorp Montana, Inc. (Banking)	97		$2,273
Eagle Bancorp, Inc. (Banks)	369		10,240
Eagle Financial Services, Inc. (Banking)	61		2,474
Easterly Government Properties, Inc. (Office REITs)	575		14,007
Eastern Bankshares, Inc. (Banks)	2,836		65,115
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	831		6,980
ECB BanCorp., Inc.* (Banking)	96		1,973
Ecovyst, Inc.* (Chemicals)	1,421		17,137
Edgewell Personal Care Co. (Personal Care Products)	609		16,559
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	921		35,394
Editas Medicine, Inc.* (Biotechnology)	1,288		3,323
eGain Corp.* (Software)	215		1,466
Eikon Therapeutics, Inc.* (Biotechnology)	280		2,579
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	371		6,107
Electromed, Inc.* (Medical Equipment & Devices)	86		3,503
Eledon Pharmaceuticals, Inc.* (Biotechnology)	991		3,350
Elemental Royalty Corporation (Metals & Mining)	460		7,208
Elicio Therapeutics, Inc.* (Biotechnology)	167		468
Eliem Therapeutics, Inc.* (Biotechnology)	453		5,391
Ellington Financial, Inc. (Mortgage REITs)	1,605		21,314
Elmet Group Company (The)* (Machinery)	128		1,780
Embecta Corp. (Health Care Equipment & Supplies)	770		2,803
Emergent BioSolutions, Inc.* (Biotechnology)	670		4,837
Empire State Realty Trust, Inc. (Equity REIT—Diversified)	1,851		9,366
Employers Holdings, Inc. (Insurance)	240		12,132
Enact Holdings, Inc. (Financial Services)	357		16,893
Enanta Pharmaceuticals, Inc.* (Biotechnology)	365		4,599
Encore Capital Group, Inc.* (Consumer Finance)	273		25,684
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	2,509		2,735
Energizer Holdings, Inc. (Household Products)	801		16,797
Energous Corporation* (Electrical Equipment)	69		974
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	3,240		37,066
Energy Recovery, Inc.* (Machinery)	672		5,813
Energy Services of America Corp. (Engineering & Construction)	180		2,588
Energy Vault Holdings, Inc.* (Electrical Equipment)	1,784		5,084
Enerpac Tool Group Corp. (Machinery)	672		24,017
EnerSys (Electrical Equipment)	479		89,119
Enliven Therapeutics, Inc.* (Pharmaceuticals)	551		30,200
Ennis, Inc. (Commercial Services & Supplies)	321		6,998
Enova International, Inc.* (Consumer Finance)	314		79,800
Enovis Corp.* (Health Care Equipment & Supplies)	749		21,833
Enovix Corp.* (Electrical Equipment)	2,555		10,450
Enpro, Inc. (Machinery)	278		87,270
Enterprise Financial Services Corp. (Banks)	475		31,497
Entrada Therapeutics, Inc.* (Biotechnology)	379		2,573
Entravision Communications Corp.—Class A (Media)	824		9,245

See accompanying notes to financial statements.

164  ::  UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Envela Corp.* (Renewable Energy)	89		$1,930
Enviri Corporation* (Commercial Services & Supplies)	338		7,497
Eos Energy Enterprises, Inc.* (Renewable Energy)	4,436		14,993
ePlus, Inc. (Electronic Equipment, Instruments & Components)	341		31,512
Epsilon Energy Ltd. (Oil & Gas Producers)	263		1,473
Equity Bancshares, Inc.—Class A (Banks)	226		11,454
Erasca, Inc.* (Biotechnology)	2,831		51,383
Ermenegildo Zegna NV (Apparel & Textile Products)	589		8,664
Escalade, Inc. (Leisure Products)	109		2,165
ESCO Technologies, Inc. (Machinery)	341		107,513
Espey Manufacturing & Electronics Corp. (Electrical Equipment)	30		1,775
Esquire Financial Holdings, Inc. (Banks)	94		12,147
Essent Group, Ltd. (Financial Services)	1,176		77,569
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	2,841		88,895
Establishment Labs Holdings, Inc.* (Health Care Equipment & Supplies)	349		32,296
Ethan Allen Interiors, Inc. (Household Durables)	306		6,854
Eton Pharmaceuticals, Inc.* (Biotechnology)	344		15,968
Eve Holding, Inc.* (Aerospace & Defense)	1,280		2,970
EverCommerce, Inc.* (Software)	184		2,271
Everforth, Inc.* (IT Services)	524		14,903
EverQuote, Inc.*—Class A (Interactive Media & Services)	364		9,180
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	251		3,647
EVERTEC, Inc. (Financial Services)	804		24,474
EVgo, Inc.* (Specialty Retail)	1,757		2,776
EVI Industries, Inc. (Trading Companies & Distributors)	69		971
Evolent Health, Inc.*—Class A (Health Care Technology)	1,475		4,558
Evolus, Inc.* (Pharmaceuticals)	764		4,462
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	414		1,524
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	2,115		11,696
Evommune, Inc.* (Biotechnology)	163		1,834
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	311		12,213
eXp World Holdings, Inc. (Real Estate Management & Development)	1,219		4,937
Exponent, Inc. (Professional Services)	635		42,450
Expro Ltd.* (Energy Equipment & Services)	1,072		17,098
Extreme Networks, Inc.* (Communications Equipment)	1,672		50,394
Exzeo Group, Inc.* (Insurance)	106		1,645
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	996		12,201
F&G Annuities & Life, Inc. (Insurance)	458		13,085
Falcon’s Beyond Global, Inc.* (Professional Services)	360		3,578
Farmers & Merchants Bancorp, Inc. (Banks)	174		5,805
Farmers National Banc Corp. (Banks)	765		12,133
Farmland Partners, Inc. (Specialized REITs)	531		4,965

Common Stocks, continued

	Shares	Value
Fastly, Inc.*—Class A (IT Services)	1,972		$44,686
FB BanCorp, Inc.* (Banking)	206		3,184
FB Financial Corp. (Banks)	572		34,537
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	121		27,540
Federal Signal Corp. (Machinery)	786		98,210
Fennec Pharmaceuticals, Inc.* (Biotechnology)	374		3,579
Ferroglobe PLC (Metals & Mining)	1,556		4,948
Fidelis Insurance Holdings, Ltd. (Insurance)	566		14,314
Fidelity D&D Bancorp, Inc. (Banks)	61		3,209
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,225		13,108
Finance Of America Companies, Inc.* (Specialty Finance)	50		1,138
Financial Institutions, Inc. (Banks)	254		10,531
Finwise Bancorp* (Banking)	124		1,706
Firefly Aerospace, Inc.* (Aerospace & Defense)	1,028		20,899
First Advantage Corp.* (Professional Services)	1,033		20,495
First Bancorp (Banks)	2,014		58,265
First Bancorp (Banks)	527		33,132
First Bank (Banks)	285		5,281
First Busey Corp. (Banks)	1,057		32,619
First Business Financial Services, Inc. (Banks)	104		7,302
First Capital, Inc. (Banking)	42		2,658
First Commonwealth Financial Corp. (Banks)	1,325		28,527
First Community Bancshares, Inc. (Banks)	213		10,164
First Community Corp (Banking)	114		3,894
First Financial Bancorp (Banks)	1,372		46,415
First Financial Bankshares, Inc. (Banks)	1,725		60,617
First Financial Corp. (Banks)	149		12,002
First Guaranty Bancshares, Inc. (Banks)	78		748
First Internet Bancorp (Banks)	99		2,917
First Interstate BancSystem, Inc.—Class A (Banks)	1,182		44,940
First Merchants Corp. (Banks)	820		35,375
First Mid Bancshares, Inc. (Banks)	317		16,513
First National Corp. (Banking)	103		3,270
First Northern Community Bancorp* (Banks)	193		3,551
First Tracks Biotherapeutics, Inc.* (Biotechnology)	300		13,212
First United Corp. (Banking)	78		3,443
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	800		10,280
First Western Financial, Inc.* (Banks)	112		3,489
FirstCash Holdings, Inc. (Consumer Finance)	530		108,124
Firstsun Capital Bancorp* (Banking)	321		12,415
Five Star Bancorp (Banks)	202		9,532
Five9, Inc.* (Software)	986		27,125
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	409		12,765
Flexsteel Industries, Inc. (Household Durables)	43		3,183
Flotek Industries, Inc.* (Oil & Gas Services & Equipment)	187		4,402
Flowco Holdings, Inc.—Class A (Oil & Gas Services & Equipment)	465		9,509
Flowers Foods, Inc. (Food Products)	2,460		17,269
Fluence Energy, Inc.* (Electrical Equipment)	1,127		15,699
Fluor Corp.* (Construction & Engineering)	1,850		92,814
flyExclusive, Inc.* (Passenger Airlines)	182		211
Flywire Corp.* (Financial Services)	1,546		24,751
FMC Corp. (Chemicals)	1,637		17,532
Foghorn Therapeutics, Inc.* (Biotechnology)	469		2,125
Forafric Global PLC* (Food Products)	72		771

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraSmall-Cap ProFund  ::  165

Common Stocks, continued

	Shares	Value
Forestar Group, Inc.* (Real Estate Management & Development)	254	$7,150
Forte Biosciences, Inc.* (Biotechnology)	249	19,073
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	1,243	23,828
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	138	8,648
Forward Air Corp.* (Air Freight & Logistics)	297	4,173
Forward Industries, Inc.* (Electronic Equipment, Instruments & Components)	798	3,216
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	701	3,470
Four Corners Property Trust, Inc. (Specialized REITs)	1,433	36,685
Fox Factory Holding Corp.* (Automobile Components)	550	9,900
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	1,000	7,590
Franklin Covey Co.* (Professional Services)	121	2,595
Franklin Electric Co., Inc. (Machinery)	493	51,627
Franklin Financial Services Corp. (Banking)	55	3,474
FreightCar America, Inc.* (Machinery)	191	1,522
Frequency Electronics Inc* (Technology Hardware)	88	5,101
Freshworks, Inc.*—Class A (Software)	2,764	31,385
Friedman Industries, Inc. (Steel)	88	2,926
Frontdoor, Inc.* (Diversified Consumer Services)	922	66,965
Frontier Group Holdings, Inc.* (Passenger Airlines)	766	5,171
FrontView REIT, Inc. (Retail REITs)	277	5,634
FRP Holdings, Inc.* (Real Estate Management & Development)	152	3,393
FS Bancorp, Inc. (Banks)	84	3,604
FTAI Infrastructure, Inc. (Ground Transportation)	1,418	5,289
fuboTV, Inc.* (Internet Media & Services)	371	3,283
FuelCell Energy, Inc.* (Electrical Equipment)	699	15,105
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	764	2,735
Fulgent Genetics, Inc.* (Health Care Providers & Services)	249	4,121
Fulton Financial Corp. (Banks)	2,523	61,385
Funko, Inc.*—Class A (Leisure Products)	548	3,195
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	335	1,658
FVCBankcorp, Inc. (Banks)	196	3,644
Galectin Therapeutics, Inc.* (Biotechnology)	617	1,832
Gannett Co., Inc.* (Media)	1,767	15,355
Garrett Motion, Inc. (Automotive)	2,248	70,025
GATX Corp. (Trading Companies & Distributors)	462	82,638
GBank Financial Holdings, Inc.* (Specialty Finance)	123	2,561
GCM Grosvenor, Inc.—Class A (Capital Markets)	761	9,497
GD Culture Group Ltd.* (Machinery)	1	2
Gemini Space Station, Inc.* (Capital Markets)	528	2,059
Genco Shipping & Trading, Ltd. (Marine Transportation)	420	10,727
Gencor Industries, Inc.* (Machinery)	135	1,922
GeneDx Holdings Corp.* (Health Care Providers & Services)	257	16,733

Common Stocks, continued

	Shares	Value
Generate Biomedicines, Inc.* (Biotechnology)	314		$4,396
Genesco, Inc.* (Specialty Retail)	124		4,739
Genie Energy, Ltd.—Class B (Electric Utilities)	272		3,784
Genius Sports Ltd.* (Leisure Facilities & Services)	3,068		21,261
Gentherm, Inc.* (Automobile Components)	397		16,110
Genworth Financial, Inc.*—Class A (Insurance)	4,969		48,845
German American Bancorp, Inc. (Banks)	481		24,473
Geron Corp.* (Biotechnology)	7,201		9,289
Getty Realty Corp. (Retail REITs)	750		25,605
Gevo, Inc.* (Renewable Energy)	3,077		4,554
Gibraltar Industries, Inc.* (Building Products)	389		16,439
GigaCloud Technology, Inc.*—Class A (Distributors)	329		14,390
G-III Apparel Group, Ltd. (Textiles, Apparel & Luxury Goods)	474		17,258
Ginkgo Bioworks Holdings, Inc.* (Health Care Facilities & Services)	613		4,959
Glacier Bancorp, Inc. (Banks)	1,709		84,237
Gladstone Commercial Corp. (Equity REIT—Diversified)	632		7,900
Gladstone Land Corp. (Specialized REITs)	522		4,233
Glaukos Corp.* (Health Care Equipment & Supplies)	742		123,707
Global Business Travel Group, Inc.* (Hotels, Restaurants & Leisure)	1,629		15,378
Global Industrial Co. (Trading Companies & Distributors)	193		6,898
Global Medical REIT, Inc. (Health Care REITs)	164		5,822
Global Net Lease, Inc. (Equity REIT— Diversified)	2,491		21,722
Global Water Resources, Inc. (Water Utilities)	180		1,289
Globant S.A.* (IT Services)	556		20,350
Gogo, Inc.* (Wireless Telecommunication Services)	1,033		4,318
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,266		62,224
Gold.com, Inc. (Distributors)	257		10,630
Goosehead Insurance, Inc.*—Class A (Insurance)	301		18,662
GoPro, Inc.*—Class A (Household Durables)	1,732		1,297
GPGI, Inc.—Class A (Technology Hardware, Storage & Peripherals)	2,331		30,770
GrafTech International Ltd.* (Electrical Equipment)	218		1,465
Graham Corp.* (Machinery)	138		13,234
Graham Holdings Co.—Class B (Diversified Consumer Services)	41		49,345
GRAIL, Inc.* (Biotechnology)	532		36,474
Granite Construction, Inc. (Construction & Engineering)	575		69,558
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	726		3,449
Gray Television, Inc. (Media)	1,143		4,618
Great Southern Bancorp, Inc. (Banks)	104		8,352
Green Brick Partners, Inc.* (Household Durables)	397		28,080
Green Dot Corp.*—Class A (Consumer Finance)	707		9,269
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	894		15,064
Greene County Bancorp, Inc. (Banks)	92		3,078

See accompanying notes to financial statements.

166  ::  UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Greenlight Capital Re, Ltd.*—Class A (Insurance)	339		$5,644
Greenwich Lifesciences, Inc.* (Biotechnology)	87		1,175
Greif, Inc.—Class A (Containers & Packaging)	315		27,263
Greif, Inc.—Class B (Containers & Packaging)	62		6,726
Grid Dynamics Holdings, Inc.* (IT Services)	854		5,884
Griffon Corp. (Building Products)	500		43,085
Grindr, Inc.* (Interactive Media & Services)	338		5,861
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	1,219		11,203
Group 1 Automotive, Inc. (Specialty Retail)	152		43,589
Groupon, Inc.* (Broadline Retail)	306		8,439
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	407		2,283
Guardian Pharmacy Services, Inc.*—Class A (Consumer Staples Distribution & Retail)	233		9,210
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	205		33,081
Gyre Therapeutics, Inc.* (Biotechnology)	236		1,357
H.B. Fuller Co. (Chemicals)	718		39,705
H2O America (Water Utilities)	456		27,966
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	1,661		62,902
Haemonetics Corp.* (Health Care Equipment & Supplies)	607		51,923
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	454		6,456
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	94		2,161
Hamilton Insurance Group, Ltd.—Class B (Insurance)	599		21,540
Hancock Whitney Corp. (Banks)	1,068		82,236
Hanmi Financial Corp. (Banks)	385		12,274
Hanover Bancorp, Inc. (Banking)	57		1,496
Harley-Davidson, Inc. (Automobiles)	1,356		33,276
Harmonic, Inc.* (Communications Equipment)	1,429		16,505
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	581		20,474
Harrow, Inc.* (Pharmaceuticals)	417		16,167
Haverty Furniture Cos., Inc. (Specialty Retail)	178		4,386
Hawaiian Electric Industries, Inc.* (Electric Utilities)	2,138		27,623
Hawkins, Inc. (Chemicals)	253		32,392
Hawthorn Bancshares, Inc. (Banking)	75		2,924
HBT Financial, Inc. (Banks)	209		7,491
HCI Group, Inc. (Insurance)	145		25,376
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	895		20,854
HealthEquity, Inc.* (Health Care Providers & Services)	1,092		109,865
HealthStream, Inc. (Health Care Technology)	308		8,636
HeartFlow, Inc.* (Health Care Technology)	1,035		26,113
Heartland Express, Inc. (Ground Transportation)	500		6,115
Helen of Troy, Ltd.* (Household Durables)	301		8,317
Helios Technologies, Inc. (Machinery)	430		33,501
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,815		17,261
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,267		43,800
Herbalife, Ltd.* (Personal Care Products)	1,321		16,407

Common Stocks, continued

	Shares	Value
Herc Holdings, Inc. (Trading Companies & Distributors)	432		$64,860
Heritage Financial Corp. (Banks)	535		15,906
Heritage Insurance Holdings, Inc.* (Insurance)	319		9,369
Heron Therapeutics, Inc.* (Biotechnology)	2,056		1,020
Hertz Global Holdings, Inc.* (Ground Transportation)	1,655		2,623
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	295		2,109
Highwoods Properties, Inc. (Office REITs)	1,439		47,674
Hillman Solutions Corp.* (Machinery)	2,569		20,218
Hilltop Holdings, Inc. (Banks)	520		20,509
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	730		33,682
Himalaya Shipping, Ltd. (Marine Transportation)	381		5,986
Hims & Hers Health, Inc.* (Health Care Providers & Services)	2,782		77,256
Hinge Health, Inc.* (Health Care Providers & Services)	538		40,194
Hingham Institution for Savings (Banks)	21		5,989
Hippo Holdings, Inc.* (Insurance)	246		7,737
HireQuest, Inc. (Professional Services)	72		930
HMH Holding, Inc.* (Energy Equipment & Services)	132		2,744
HNI Corp. (Commercial Services & Supplies)	931		41,904
Holley, Inc.* (Automobile Components)	1,006		2,686
Hologic, Inc.* (Biotechnology)	396		4,823
Home Bancorp, Inc. (Banks)	91		6,492
Home BancShares, Inc. (Banks)	2,433		75,593
HomeTrust Bancshares, Inc. (Banks)	200		10,238
Hope Bancorp, Inc. (Banks)	1,610		22,556
Horace Mann Educators Corp. (Insurance)	525		27,358
Horizon Bancorp, Inc. (Banks)	660		13,497
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	61		7,558
Hub Group, Inc.—Class A (Air Freight & Logistics)	778		36,200
Hudson Pacific Properties, Inc.* (Office REITs)	690		9,501
Hudson Technologies, Inc.* (Trading Companies & Distributors)	481		2,905
Huntsman Corporation (Chemicals)	2,163		21,111
Huron Consulting Group, Inc.* (Professional Services)	213		32,327
Hut 8 Corp.* (Software)	1,330		143,149
Hycroft Mining Holding Corporation* (Metals & Mining)	703		13,730
Hyliion Holdings Corp.* (Machinery)	1,645		5,856
Hyperfine, Inc.* (Health Care Equipment & Supplies)	1,008		943
Hyperliquid Strategies, Inc.* (Biotechnology)	1,618		10,048
Hyster-Yale, Inc.—Class A (Machinery)	145		4,847
I3 Verticals, Inc.*—Class A (Financial Services)	284		5,981
IBEX Holdings, Ltd.* (Professional Services)	128		4,524
Ibotta, Inc.*—Class A (Media)	128		3,072
ICF International, Inc. (Professional Services)	235		19,016
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	452		34,022
ICU Medical, Inc.* (Health Care Equipment & Supplies)	318		53,586
Idaho Strategic Resources, Inc.* (Metals & Mining)	198		5,558

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraSmall-Cap ProFund  ::  167

Common Stocks, continued

	Shares	Value
Ideaya Biosciences, Inc.* (Biotechnology)	1,080		$38,340
IDT Corp.—Class B (Diversified Telecommunication Services)	214		14,094
iHeartMedia, Inc.*—Class A (Media)	1,587		5,697
IMAX Corp.* (Entertainment)	593		28,369
Immersion Corp. (Technology Hardware, Storage & Peripherals)	360		2,722
Immix Biopharma, Inc.* (Biotechnology)	529		4,401
Immuneering Corp.* (Biotechnology)	690		2,850
ImmunityBio, Inc.* (Biotechnology)	4,976		35,678
Immunome, Inc.* (Biotechnology)	1,357		30,885
Immunovant, Inc.* (Biotechnology)	1,098		42,405
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	377		57,063
Independence Realty Trust, Inc. (Residential REITs)	3,091		51,403
Independent Bank Corp. (Banks)	258		9,856
Independent Bank Corp. (Banks)	632		52,981
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	2,759		8,912
Indivior Pharmaceuticals, Inc.* (Pharmaceuticals)	1,544		61,775
Industrial Logistics Properties Trust (Industrial REITs)	731		6,294
Infinity Natural Resources, Inc.*—Class A (Oil & Gas Producers)	216		2,843
Infleqtion, Inc.* (Technology Hardware, Storage & Peripherals)	1,515		14,892
Information Services Group, Inc. (IT Services)	453		1,884
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	248		2,267
Ingevity Corp.* (Chemicals)	459		33,557
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	192		17,282
Inhibikase Therapeutics, Inc.* (Biotechnology)	1,563		3,407
Inhibrx Biosciences, Inc.* (Biotechnology)	122		10,010
Innodata, Inc.* (Professional Services)	410		25,760
Innospec, Inc. (Chemicals)	325		27,944
Innovage Holding Corp.* (Health Care Providers & Services)	283		3,215
INNOVATE Corporation* (Construction & Engineering)	72		585
Innovative Aerosystems, Inc.* (Aerospace & Defense)	191		3,493
Innovative Industrial Properties, Inc. (Industrial REITs)	371		21,819
Innovex International, Inc.* (Energy Equipment & Services)	590		16,567
Innoviva, Inc.* (Pharmaceuticals)	973		20,404
Innventure, Inc.* (Capital Markets)	719		2,315
Inogen, Inc.* (Health Care Equipment & Supplies)	319		2,058
Inseego Corp.* (Technology Hardware)	155		1,090
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	371		47,833
Insperity, Inc. (Professional Services)	475		24,040
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	374		18,779
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	326		2,243

Common Stocks, continued

	Shares	Value
Installed Building Products, Inc. (Household Durables)	307		$68,444
Insteel Industries, Inc. (Building Products)	244		7,479
Intapp, Inc.* (Software)	723		23,635
Integer Holdings Corp.* (Health Care Equipment & Supplies)	442		53,575
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	881		14,669
Intellia Therapeutics, Inc.* (Biotechnology)	1,739		18,573
Intellicheck, Inc.* (Software)	237		856
InterDigital, Inc. (Software)	336		102,421
Interface, Inc. (Commercial Services & Supplies)	753		25,798
International Bancshares Corp. (Banks)	715		54,726
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,264		12,691
International Money Express, Inc.* (Financial Services)	361		4,281
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	543		52,226
Interparfums, Inc. (Personal Care Products)	239		29,766
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	150		1,853
Intrepid Potash, Inc.* (Chemicals)	144		4,890
Intuitive Machines, Inc.* (Aerospace & Defense)	1,648		20,336
InvenTrust Properties Corp. (Retail REITs)	1,021		36,154
Invesco Mortgage Capital, Inc. (Mortgage REITs)	1,174		8,699
Investar Holding Corp. (Banks)	165		4,970
Investors Title Co. (Insurance)	19		5,497
Invivyd, Inc.* (Biotechnology)	2,709		1,449
Iovance Biotherapeutics, Inc.* (Biotechnology)	5,122		20,847
iRadimed Corp. (Health Care Equipment & Supplies)	109		9,904
IRhythm Holdings, Inc.* (Health Care Equipment & Supplies)	426		49,914
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,108		8,917
Isabella Bank Corporation (Banks)	89		3,534
Itron, Inc.* (Electronic Equipment, Instruments & Components)	575		57,305
Ivanhoe Electric, Inc.* (Metals & Mining)	1,562		14,292
J & J Snack Foods Corp. (Food Products)	196		14,994
J Jill, Inc. (Specialty Retail)	89		1,622
Jack in the Box, Inc.* (Hotels, Restaurants & Leisure)	230		3,765
Jackson Financial, Inc.—Class A (Financial Services)	852		104,183
Jade Biosciences, Inc.* (Biotechnology)	419		8,275
JAKKS Pacific, Inc. (Leisure Products)	120		3,160
James River Group Holdings, Inc. (Insurance)	481		2,160
Janus International Group, Inc.* (Building Products)	1,719		8,818
Janux Therapeutics, Inc.* (Biotechnology)	556		8,435
JBG SMITH Properties (Office REITs)	776		10,903
Jefferson Capital, Inc. (Consumer Finance)	291		5,852
JetBlue Airways Corp.* (Passenger Airlines)	4,392		26,484
JFrog Ltd.* (Software)	1,406		112,185
Joby Aviation, Inc.* (Passenger Airlines)	8,726		62,390
John B. Sanfilippo & Son, Inc. (Food Products)	105		8,690
John Bean Technologies Corp. (Machinery)	684		94,712

See accompanying notes to financial statements.

168  ::  UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
John Marshall Bancorp, Inc. (Banks)	162		$3,758
John Wiley & Sons, Inc.—Class A (Media)	508		26,518
Johnson Outdoors, Inc.—Class A (Leisure Products)	84		3,940
Kadant, Inc. (Machinery)	155		47,663
Kailera Therapeutics, Inc.* (Biotechnology)	594		10,062
Kaiser Aluminum Corp. (Metals & Mining)	213		34,012
Kaltura, Inc.* (Software)	1,178		1,614
Karat Packaging, Inc. (Trading Companies & Distributors)	111		4,467
Karyopharm Therapeutics, Inc.* (Biotechnology)	256		492
KB Home (Household Durables)	790		43,426
Kearney Financial Corp. (Banks)	756		7,250
Keel Infrastructure Corporation* (Software)	7,600		30,172
Kelly Services, Inc.—Class A (Professional Services)	386		5,728
Kemper Corp. (Insurance)	769		21,824
Kennametal, Inc. (Machinery)	999		33,936
Keros Therapeutics, Inc.* (Biotechnology)	238		2,397
Kestra Medical Technologies Ltd.* (Medical Equipment & Devices)	345		7,876
Kforce, Inc. (Professional Services)	218		12,376
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	311		7,691
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	398		2,129
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	665		33,629
Kingstone Companies, Inc. (Insurance)	150		2,996
Kingsway Financial Services, Inc.* (Insurance)	279		2,486
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	546		40,590
Kite Realty Group Trust (Retail REITs)	2,664		76,244
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	697		4,851
Knife River Corp.* (Construction Materials)	747		54,657
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,107		40,505
Kodiak Gas Services, Inc. (Energy Equipment & Services)	1,301		76,382
Kodiak Sciences, Inc.* (Biotechnology)	507		21,081
Kohl’s Corp. (Broadline Retail)	1,422		27,218
Kolibri Global Energy, Inc.* (Oil & Gas Producers)	379		1,967
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	715		59,874
Kopin Corp.* (Technology Hardware)	2,257		7,945
Koppers Holdings, Inc. (Chemicals)	235		11,520
Korn Ferry (Professional Services)	680		55,944
Korro Bio, Inc.* (Biotechnology)	143		1,483
KORU Medical Systems, Inc.* (Medical Equipment & Devices)	580		2,384
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	7,658		20,600
Krispy Kreme, Inc.* (Hotels, Restaurants & Leisure)	1,035		3,291
Kronos Worldwide, Inc. (Chemicals)	284		1,710
Krystal Biotech, Inc.* (Biotechnology)	336		114,616
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	668		59,586

Common Stocks, continued

	Shares	Value
Kura Oncology, Inc.* (Biotechnology)	1,096		$9,875
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	89		4,100
KVH Industries, Inc.* (Communications Equipment)	160		1,482
Kymera Therapeutics, Inc.* (Biotechnology)	806		83,340
Kyverna Therapeutics, Inc.* (Biotechnology)	540		3,942
L.B. Foster Co.*—Class A (Machinery)	127		5,224
Ladder Capital Corp. (Mortgage REITs)	1,475		14,101
Lakeland Financial Corp. (Banks)	319		19,985
Lancaster Colony Corp. (Food Products)	257		27,466
Landmark BanCorp, Inc. (Banking)	68		2,131
Lands’ End, Inc.* (Specialty Retail)	127		1,527
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	841		83,798
Lantronix Inc* (Communications Equipment)	457		2,459
LanzaTech Global, Inc.* (Commercial Services & Supplies)	20		110
Larimar Therapeutics, Inc.* (Biotechnology)	857		3,274
Latham Group, Inc.* (Leisure Products)	667		3,575
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	1,575		60,338
La-Z-Boy, Inc. (Household Durables)	524		20,635
LB Pharmaceuticals, Inc.* (Pharmaceuticals)	288		11,543
LCI Industries (Automobile Components)	310		31,732
LCNB Corp. (Banks)	178		3,526
Lee Enterprises, Inc.* (Media)	85		657
Legacy Housing Corp.* (Household Durables)	115		3,020
Legalzoom.com, Inc.* (Commercial Support Services)	1,550		12,198
Legence Corporation* (Construction & Engineering)	756		48,331
Leggett & Platt, Inc. (Household Durables)	1,760		17,248
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	281		28,471
Lemonade, Inc.* (Insurance)	926		44,735
LendingClub Corp.* (Consumer Finance)	1,475		28,232
LendingTree, Inc.* (Consumer Finance)	146		4,652
LENZ Therapeutics, Inc.* (Biotechnology)	264		1,399
Lexeo Therapeutics, Inc.* (Biotechnology)	912		3,767
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	3,203		7,399
LGI Homes, Inc.* (Household Durables)	269		14,679
Liberty Capital Corporation*—Class A (Diversified Telecommunication Services)	44		1,040
Liberty Capital Corporation*—Class C (Diversified Telecommunication Services)	432		10,009
Liberty Energy, Inc. (Energy Equipment & Services)	2,079		38,898
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	396		3,227
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	1,675		13,517
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,886		85,058
Life360, Inc.* (Software)	243		13,134
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	364		1,609
LifeMD, Inc.* (Health Care Technology)	517		1,810
LifeStance Health Group, Inc.* (Health Care Providers & Services)	2,465		25,833
Lifetime Brands, Inc. (Household Durables)	158		1,322
Lifeway Foods, Inc.* (Food Products)	73		2,174

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraSmall-Cap ProFund  ::  169

Common Stocks, continued

	Shares	Value
Lifezone Metals, Ltd.* (Metals & Mining)	502		$1,702
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	259		74,472
Lightbridge Corp.* (Electrical Equipment)	441		3,634
LightPath Technologies, Inc.*—Class A (Electronic Equipment, Instruments & Components)	713		7,394
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	2,069		13,366
Limbach Holdings, Inc.* (Construction & Engineering)	144		10,325
Limoneira Co. (Food Products)	216		2,802
Lincoln Educational Services Corp.* (Diversified Consumer Services)	389		16,268
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	644		19,050
Lindsay Corp. (Machinery)	134		14,850
Lineage Cell Therapeutics, Inc.* (Biotechnology)	2,372		2,562
Lionsgate Studios Corp.* (Entertainment)	2,561		34,010
Liquidia Corp.* (Pharmaceuticals)	908		76,371
Liquidity Services, Inc.* (Commercial Services & Supplies)	307		11,967
LivaNova PLC* (Health Care Equipment & Supplies)	724		58,021
Live Oak Bancshares, Inc. (Banks)	470		20,116
LiveRamp Holdings, Inc.* (Software)	805		30,485
Livewire Group, Inc.* (Automobiles)	159		288
loanDepot, Inc.* (Specialty Finance)	1,468		1,440
LSB Industries, Inc.* (Chemicals)	773		8,410
LSI Industries, Inc. (Electrical Equipment)	432		10,104
LTC Properties, Inc. (Health Care REITs)	640		25,754
Lucid Diagnostics, Inc.* (Medical Equipment & Devices)	1,914		1,668
Lucid Group, Inc.* (Automobiles)	1,644		12,133
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	12,524		79,904
Lumexa Imaging Holdings, Inc.* (Health Care Facilities & Services)	244		2,540
Luxfer Holdings PLC (Machinery)	347		5,909
LXP Industrial Trust (Industrial REITs)	758		45,882
Lyell Immunopharma, Inc.* (Biotechnology)	121		1,566
M/I Homes, Inc.* (Household Durables)	331		48,369
MacroGenics, Inc.* (Biotechnology)	808		2,982
Madison Square Garden Entertainment Corp.* (Entertainment)	514		39,712
Magnera Corp.* (Forestry, Paper & Wood Products)	435		5,764
Magnite, Inc.* (Media)	1,859		35,878
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	2,994		76,976
MainStreet Bancshares, Inc. (Banking)	81		1,868
Malibu Boats, Inc.*—Class A (Leisure Products)	258		7,113
Mama’s Creations, Inc.* (Food Products)	484		8,920
Mannkind Corp.* (Biotechnology)	3,963		15,495
ManpowerGroup, Inc. (Professional Services)	603		31,609
MapLight Therapeutics, Inc.* (Biotechnology)	134		1,745
MARA Holdings, Inc.* (Software)	4,992		56,509
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	1,452		9,540

Common Stocks, continued

	Shares	Value
Marcus & Millichap, Inc. (Real Estate Management & Development)	297	$9,133
Marex Group Ltd. (Capital Markets)	801	52,001
MarineMax, Inc.* (Specialty Retail)	258	8,893
MarketWise, Inc. (Capital Markets)	28	552
Marqeta, Inc.* (Financial Services)	1,128	19,582
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	363	35,396
Marten Transport, Ltd. (Ground Transportation)	764	11,300
Masterbrand, Inc.* (Building Products)	2,617	21,590
MasterCraft Boat Holdings, Inc.* (Leisure Products)	237	5,669
Materion Corp. (Metals & Mining)	270	56,927
Mativ Holdings, Inc. (Chemicals)	709	6,190
Matrix Service Co.* (Construction & Engineering)	351	4,072
Matson, Inc. (Marine Transportation)	392	79,415
Matthews International Corp.—Class A (Commercial Services & Supplies)	389	10,795
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	83	1,439
Maximus, Inc. (Professional Services)	709	42,717
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	1,115	74,504
Mayville Engineering Co., Inc.* (Machinery)	188	4,826
Maze Therapeutics, Inc.* (Biotechnology)	454	12,222
MBIA, Inc.* (Insurance)	598	3,062
MBX Biosciences, Inc.* (Pharmaceuticals)	399	26,306
McEwen Mining, Inc.* (Metals & Mining)	673	11,636
McGrath RentCorp (Trading Companies & Distributors)	320	36,848
McGraw Hill, Inc.* (Diversified Consumer Services)	321	3,518
Mechanics Bancorp (Banks)	517	8,680
Medallion Financial Corp. (Consumer Finance)	217	2,157
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	397	4,915
MediWound, Ltd.* (Pharmaceuticals)	132	1,864
MeiraGTx Holdings PLC* (Biotechnology)	774	9,125
Mercantile Bank Corp. (Banks)	222	13,338
Merchants Bancorp (Financial Services)	326	17,989
Mercury General Corp. (Insurance)	351	37,599
Mercury Systems, Inc.* (Aerospace & Defense)	726	70,495
Meridian Corporation (Banking)	125	2,455
Meridian Holdings, Inc.* (Entertainment)	1	11
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	770	65,458
Meritage Homes Corp. (Household Durables)	859	60,302
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	69	6,956
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	451	6,309
Metrocity Bankshares, Inc. (Banks)	301	10,649
Metropolitan Bank Holding Corp. (Banks)	144	13,317
MFA Financial, Inc. (Mortgage REITs)	1,316	11,989
MGE Energy, Inc. (Electric Utilities)	485	38,572
MGP Ingredients, Inc. (Beverages)	191	3,381
Miami International Holdings, Inc.* (Capital Markets)	985	46,334
Microvast Holdings, Inc.* (Automotive)	2,722	2,197
Mid Penn Bancorp, Inc. (Banks)	279	10,697
Middlesex Water Co. (Water Utilities)	240	13,752

See accompanying notes to financial statements.

170  ::  UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Midland States Bancorp, Inc. (Banks)	251		$8,451
Miller Industries, Inc. (Machinery)	142		7,143
MillerKnoll, Inc. (Commercial Services & Supplies)	887		19,975
MiMedx Group, Inc.* (Biotechnology)	1,559		6,439
Minerals Technologies, Inc. (Chemicals)	405		30,877
Mineralys Therapeutics, Inc.* (Biotechnology)	739		18,859
Minerva Neurosciences, Inc.* (Biotechnology)	438		1,743
MiniMed Group, Inc.* (Health Care Equipment & Supplies)	370		6,679
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,118		46,708
Mirum Pharmaceuticals, Inc.* (Biotechnology)	611		64,735
Mission Produce, Inc.* (Food Products)	738		9,306
Mistras Group, Inc.* (Professional Services)	228		3,468
Mitek Systems, Inc.* (Software)	581		9,703
MNTN, Inc.* (Media)	604		5,569
Modiv Industrial, Inc. (Retail REITs)	125		2,165
Moelis & Co.—Class A (Capital Markets)	972		65,202
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	158		19,395
Monopar Therapeutics, Inc.* (Biotechnology)	58		6,284
Monro, Inc. (Specialty Retail)	322		3,945
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	882		1,508
Monte Rosa Therapeutics, Inc.* (Biotechnology)	953		15,744
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	441		9,257
Moog, Inc.—Class A (Aerospace & Defense)	369		143,854
Motorcar Parts of America, Inc.* (Automotive)	168		2,251
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	197		7,521
M-Tron Industries, Inc.* (Electrical Equipment)	54		4,449
Mueller Water Products, Inc.—Class A (Machinery)	2,025		51,111
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,786		70,976
MVB Financial Corp. (Banks)	153		4,689
Myers Industries, Inc. (Containers & Packaging)	488		16,670
MYR Group, Inc.* (Construction & Engineering)	202		67,310
Myriad Genetics, Inc.* (Biotechnology)	1,190		3,403
N-able, Inc.* (Software)	919		4,301
Nabors Industries, Ltd.* (Energy Equipment & Services)	185		15,849
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	53		2,512
NANO Nuclear Energy, Inc.* (Electrical Equipment)	560		8,910
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	449		16,649
Nathan’s Famous, Inc. (Hotels, Restaurants & Leisure)	38		3,728
National Bank Holdings Corp.—Class A (Banks)	563		24,316
National Bankshares, Inc. (Banks)	81		3,289
National Beverage Corp. (Beverages)	314		9,935
National CineMedia, Inc. (Media)	859		3,445
National Energy Services Reunited Corp.* (Oil & Gas Services & Equipment)	792		21,353

Common Stocks, continued

	Shares	Value
National Health Investors, Inc. (Health Care REITs)	626		$47,983
National HealthCare Corp. (Health Care Providers & Services)	167		37,747
National Healthcare Properties, Inc. (Health Care REITs)	586		8,960
National Presto Industries, Inc. (Aerospace & Defense)	70		8,499
National Research Corp. (Health Care Providers & Services)	152		2,966
National Vision Holdings, Inc.* (Specialty Retail)	1,025		22,591
Natural Gas Services Group, Inc. (Energy Equipment & Services)	152		5,569
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	169		5,418
Nature’s Sunshine Products, Inc.* (Personal Care Products)	190		3,829
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	640		625
Navan, Inc.* (Hotels, Restaurants & Leisure)	1,343		35,751
Navient Corp. (Consumer Finance)	826		6,930
Navigator Holdings Ltd. (Transportation & Logistics)	478		10,683
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,366		25,695
NB Bancorp, Inc. (Banks)	524		12,057
NBT Bancorp, Inc. (Banks)	667		35,118
nCino, Inc.* (Software)	1,384		25,549
NCR Atleos Corp.* (Financial Services)	953		44,820
NCR Voyix Corp.* (Software)	1,817		15,027
Nektar Therapeutics* (Pharmaceuticals)	444		31,377
Nelnet, Inc.—Class A (Consumer Finance)	192		26,087
Neogen Corp.* (Health Care Equipment & Supplies)	2,853		34,350
NeoGenomics, Inc.* (Health Care Providers & Services)	1,694		25,901
Neptune Insurance Holdings, Inc.* (Insurance)	491		15,570
NerdWallet, Inc.*—Class A (Consumer Finance)	426		3,834
NET Lease Office Properties (Office REITs)	195		2,282
Net Power, Inc.* (Electrical Equipment)	544		778
NETGEAR, Inc.* (Communications Equipment)	342		8,263
NetScout Systems, Inc.* (Communications Equipment)	920		37,416
NETSTREIT Corp. (Retail REITs)	1,276		27,370
Neumora Therapeutics, Inc.* (Pharmaceuticals)	1,321		2,127
Neurogene, Inc.* (Biotechnology)	146		4,802
NeuroPace, Inc.* (Health Care Equipment & Supplies)	341		4,395
New Era Energy & Digital, Inc.* (Oil, Gas & Consumable Fuels)	1,034		4,818
New Jersey Resources Corp. (Gas Utilities)	1,325		76,704
New York Community Bancorp, Inc. (Banks)	3,999		56,866
Newell Brands, Inc. (Household Durables)	5,539		31,018
Newmark Group, Inc.—Class A (Real Estate Management & Development)	2,040		30,590
Newsmax, Inc.* (Internet Media & Services)	619		4,772
NewtekOne, Inc. (Financial Services)	328		4,864
NexPoint Diversified Real Estate Trust (Equity REIT—Diversified)	488		2,206

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraSmall-Cap ProFund  ::  171

Common Stocks, continued

	Shares	Value
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	92		$1,560
NexPoint Residential Trust, Inc. (Residential REITs)	296		7,729
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	2,170		14,582
Nextdoor Holdings, Inc.* (Interactive Media & Services)	3,019		6,702
NextNav, Inc.* (Software)	1,306		17,122
Nexxen International Ltd.* (Advertising & Marketing)	390		4,010
NI Holdings, Inc.* (Insurance)	87		1,318
Niagen Bioscience, Inc.* (Life Sciences Tools & Services)	745		2,533
Nicolet Bankshares, Inc. (Banks)	257		43,926
NioCorp Developments Ltd.* (Metals & Mining)	1,844		7,846
Nkarta, Inc.* (Biotechnology)	575		1,202
NL Industries, Inc. (Commercial Services & Supplies)	109		626
nLight, Inc.* (Electronic Equipment, Instruments & Components)	719		49,467
NMI Holdings, Inc.*—Class A (Financial Services)	990		43,857
Noble Corp. PLC (Energy Equipment & Services)	1,656		70,214
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,653		17,324
Northeast Bank (Banks)	98		12,169
Northeast Community Bancorp, Inc. (Banks)	160		4,272
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	1,357		28,701
Northpointe Bancshares, Inc. (Banking)	267		4,672
Northrim Bancorp, Inc. (Banks)	285		7,555
Northwest Bancshares, Inc. (Banks)	1,916		30,158
Northwest Natural Holding Co. (Gas Utilities)	553		27,053
Northwest Pipe Co.* (Construction & Engineering)	123		15,139
NorthWestern Energy Group, Inc. (Multi-Utilities)	807		55,473
Norwood Financial Corp. (Banks)	133		4,521
NovaGold Resources, Inc.* (Metals & Mining)	4,488		26,165
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	467		66,571
Novavax, Inc.* (Biotechnology)	1,963		14,369
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,377		20,435
NPK International, Inc.* (Energy Equipment & Services)	1,066		13,314
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	628		3,259
Nurix Therapeutics, Inc.* (Biotechnology)	1,235		28,664
NuScale Power Corp.* (Electrical Equipment)	4,192		35,297
Nutex Health, Inc.* (Software)	65		9,583
Nuvation Bio, Inc.* (Pharmaceuticals)	3,244		20,535
Nuvectis Pharma, Inc.* (Biotechnology)	220		4,734
NVE Corp. (Semiconductors & Semiconductor Equipment)	63		7,325
Oak Valley Bancorp (Banks)	93		3,150
Oceaneering International, Inc.* (Energy Equipment & Services)	1,297		63,268
OceanFirst Financial Corp. (Banks)	1,089		21,029

Common Stocks, continued

	Shares	Value
Octave Specialty Group, Inc.* (Insurance)	532		$2,873
Ocugen, Inc.* (Biotechnology)	4,398		5,410
Ocular Therapeutix, Inc.* (Pharmaceuticals)	2,650		21,651
Oddity Tech Ltd.*—Class A (Personal Care Products)	519		7,359
OFG Bancorp (Banks)	555		29,337
Ohio Valley Banc Corp. (Asset Management)	49		2,061
O-I Glass, Inc.* (Containers & Packaging)	2,004		14,329
Oil States International, Inc.* (Energy Equipment & Services)	736		5,969
Oil-Dri Corp. of America (Household Products)	129		12,798
Old National Bancorp (Banks)	4,500		119,879
Old Second Bancorp, Inc. (Banks)	654		16,540
Olema Pharmaceuticals, Inc.* (Biotechnology)	1,010		11,565
Omada Health, Inc.* (Health Care Providers & Services)	458		9,087
Omega Flex, Inc. (Machinery)	47		1,385
Omeros Corp.* (Pharmaceuticals)	928		10,988
OmniAb, Inc.* (Life Sciences Tools & Services)	1,415		2,802
Omnicell, Inc.* (Health Care Equipment & Supplies)	588		20,798
Once Upon a Farm PBC* (Food Products)	167		2,533
Ondas Holdings, Inc.* (Communications Equipment)	6,284		47,067
ONE Gas, Inc. (Gas Utilities)	821		63,751
One Liberty Properties, Inc. (Equity REIT—Diversified)	228		5,543
One Stop Systems, Inc.* (Technology Hardware, Storage & Peripherals)	289		3,534
OneSpan, Inc. (Software)	480		7,430
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	1,292		33,282
OneWater Marine, Inc.* (Specialty Retail)	152		1,862
Onity Group, Inc.* (Financial Services)	91		3,336
OnKure Therapeutics, Inc.* (Biotechnology)	337		1,287
Ooma, Inc.* (Software)	331		7,199
OP Bancorp (Banking)	157		2,449
OPAL Fuels, Inc.* (Renewable Energy)	280		658
Opendoor Technologies, Inc.* (Real Estate Management & Development)	12,126		45,715
OPENLANE, Inc.* (Commercial Services & Supplies)	1,375		54,670
OPKO Health, Inc.* (Health Care Providers & Services)	5,187		6,847
Oportun Financial Corp.* (Specialty Finance)	538		2,980
OppFi, Inc.* (Consumer Finance)	334		3,130
Option Care Health, Inc.* (Health Care Providers & Services)	2,055		47,327
Opus Genetics, Inc.* (Biotechnology)	689		2,556
Oramed Pharmaceuticals, Inc. (Pharmaceuticals)	438		1,783
Orange County Bancorp, Inc. (Banks)	163		6,235
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	844		3,418
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	513		2,042
Orchid Island Capital, Inc. (Mortgage REITs)	2,649		17,192
Organogenesis Holdings, Inc.* (Biotechnology)	890		2,109
ORIC Pharmaceuticals, Inc.* (Biotechnology)	962		10,649
Origin Bancorp, Inc. (Banks)	388		21,235
Orion Group Holdings, Inc.* (Construction & Engineering)	505		4,939

See accompanying notes to financial statements.

172  ::  UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Orion Office REIT, Inc. (Office REITs)	692		$1,827
Orion SA (Chemicals)	722		4,874
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	809		78,942
Orrstown Financial Services, Inc. (Banks)	247		10,554
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	520		6,136
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	227		4,583
Oruka Therapeutics Inc* (Biotechnology)	648		62,538
Oscar Health, Inc.*—Class A (Insurance)	3,103		96,876
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	206		45,606
Otter Tail Corp. (Electric Utilities)	503		44,475
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	807		31,481
Outfront Media, Inc. (Specialized REITs)	2,077		66,194
Ovid Therapeutics, Inc.* (Biotechnology)	1,971		4,376
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	183		6,939
P10, Inc.—Class A (Capital Markets)	777		6,698
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	3,633		5,086
Pacira BioSciences, Inc.* (Pharmaceuticals)	511		13,496
PACS Group, Inc.* (Health Care Providers & Services)	599		27,560
PagerDuty, Inc.* (Software)	1,053		11,141
Pagseguro Digital, Ltd.—Class A (Financial Services)	2,148		20,707
Palisade Bio, Inc.* (Biotechnology)	1,900		3,601
Palladyne AI Corp.* (Machinery)	466		2,437
Palomar Holdings, Inc.* (Insurance)	342		45,756
Palvella Therapeutics, Inc.* (Biotechnology)	141		19,605
PAM Transportation Services, Inc.* (Ground Transportation)	63		1,015
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	461		3,508
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	427		12,767
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	633		54,457
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	540		9,153
Park Aerospace Corp. (Aerospace & Defense)	238		8,068
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,431		36,611
Park National Corp. (Banks)	218		45,377
Parke Bancorp, Inc. (Banks)	131		4,474
Park-Ohio Holdings Corp. (Machinery)	130		5,191
Pathward Financial, Inc. (Banks)	278		24,531
Patria Investments, Ltd.—Class A (Capital Markets)	841		9,100
Patrick Industries, Inc. (Automobile Components)	418		34,506
Pattern Group, Inc.* (Broadline Retail)	416		9,576
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,530		47,474
Paymentus Holdings, Inc.*—Class A (Financial Services)	766		26,121
Payoneer Global, Inc.* (Financial Services)	3,405		24,414
Paysafe, Ltd.* (Financial Services)	313		2,529
Paysign, Inc.* (Financial Services)	573		5,134

Common Stocks, continued

	Shares	Value
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,273		$92,012
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	143		11,972
PCB Bancorp (Banks)	139		3,874
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	426		19,634
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,596		34,027
Peapack-Gladstone Financial Corp. (Banks)	208		9,564
Pebblebrook Hotel Trust (Hotel & Resort REITs)	1,461		27,905
PEDEVCO Corporation* (Oil, Gas & Consumable Fuels)	20		216
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	1,072		28,419
Peloton Interactive, Inc.*—Class A (Leisure Products)	5,265		33,643
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	648		34,104
PENN Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,664		34,162
PennyMac Financial Services, Inc. (Financial Services)	386		29,108
PennyMac Mortgage Investment Trust (Mortgage REITs)	1,140		10,750
Peoples Bancorp of North Carolina, Inc. (Banks)	58		2,494
Peoples Bancorp, Inc. (Banks)	459		19,122
Peoples Financial Services Corp. (Banks)	122		8,584
Perdoceo Education Corp. (Diversified Consumer Services)	819		26,052
Perella Weinberg Partners (Capital Markets)	904		15,956
Perimeter Solutions SA* (Chemicals)	1,958		59,934
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	227		3,768
Perma-Pipe International Holdings, Inc.* (Machinery)	96		2,318
Perpetua Resources Corp.* (Metals & Mining)	1,107		20,380
Perrigo Co. PLC (Pharmaceuticals)	1,813		18,329
Personalis, Inc.* (Health Care Facilities & Services)	873		11,052
Perspective Therapeutics, Inc.* (Biotechnology)	1,329		3,867
Petco Health & Wellness Co., Inc.* (Specialty Retail)	1,191		3,323
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	633		5,539
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	270		9,809
Phillips Edison & Co., Inc. (Retail REITs)	1,657		70,406
Phinia, Inc. (Automobile Components)	478		35,176
Phoenix Education Partners, Inc. (Diversified Consumer Services)	69		1,973
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	749		22,687
Phreesia, Inc.* (Health Care Technology)	640		6,867
Piedmont Office Realty Trust, Inc.*—Class A (Office REITs)	1,634		15,833
Pioneer Bancorp, Inc.* (Banks)	137		2,359
Piper Sandler Cos (Institutional Financial Services)	910		68,978

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraSmall-Cap ProFund  ::  173

Common Stocks, continued

	Shares	Value
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,880		$32,956
PJT Partners, Inc.—Class A (Capital Markets)	317		53,354
Playboy, Inc.* (Textiles, Apparel & Luxury Goods)	746		828
Playtika Holding, Corp. (Entertainment Content)	728		2,904
Plexus Corp.* (Electronic Equipment, Instruments & Components)	349		87,718
Plug Power, Inc.* (Electrical Equipment)	17,619		36,295
Plumas Bancorp (Banks)	85		5,211
Polaris, Inc. (Leisure Products)	705		47,292
Ponce Financial Group, Inc.* (Banks)	260		5,247
Porch Group, Inc.* (Software)	1,256		18,149
Portillo’s, Inc.*—Class A (Hotels, Restaurants & Leisure)	866		3,958
Portland General Electric Co. (Electric Utilities)	1,523		75,130
Postal Realty Trust, Inc.—Class A (Office REITs)	344		7,926
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	722		43,833
Power Solutions International, Inc.* (Machinery)	111		3,065
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	1,650		6,468
PRA Group, Inc.* (Consumer Finance)	493		8,563
Praxis Precision Medicines, Inc.* (Biotechnology)	324		99,737
Precigen, Inc.* (Biotechnology)	2,485		15,581
Precision BioSciences, Inc.* (Biotechnology)	309		2,160
Preferred Bank (Banks)	147		15,353
Preformed Line Products Co. (Electrical Equipment)	32		11,423
Prelude Therapeutics, Inc.* (Biotechnology)	357		1,642
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	617		30,986
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	339		65,736
Prime Medicine, Inc.* (Biotechnology)	1,211		3,536
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	8		1,473
Primis Financial Corp. (Banks)	284		4,550
Princeton Bancorp, Inc. (Banks)	66		2,722
Priority Technology Holdings, Inc.* (Financial Services)	442		2,873
Privia Health Group, Inc.* (Health Care Providers & Services)	1,556		36,831
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	723		13,462
Pro-Dex, Inc.* (Medical Equipment & Devices)	27		1,581
Proficient Auto Logistics, Inc.* (Ground Transportation)	318		2,175
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	373		1,507
PROG Holdings, Inc. (Consumer Finance)	510		22,450
Progress Software Corp.* (Software)	544		22,081
Progyny, Inc.* (Health Care Providers & Services)	880		27,394
ProKidney Corporation* (Biotechnology)	974		1,500
ProPetro Holding Corp.* (Energy Equipment & Services)	1,289		14,308

Common Stocks, continued

	Shares	Value
Protagonist Therapeutics, Inc.* (Biotechnology)	792		$108,219
Protalix BioTherapeutics, Inc.* (Biotechnology)	953		2,259
Protara Therapeutics, Inc.* (Biotechnology)	673		2,638
Prothena Corp. PLC* (Biotechnology)	572		4,645
Proto Labs, Inc.* (Machinery)	311		23,341
Provident Financial Services, Inc. (Banks)	1,673		41,290
PTC Therapeutics, Inc.* (Biotechnology)	1,067		72,567
Public Policy Holding Company, Inc. (Commercial Support Services)	56		608
PubMatic, Inc.*—Class A (Media)	503		6,338
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	239		8,396
Puma Biotechnology, Inc.* (Biotechnology)	570		4,520
Pure Cycle Corp.* (Water Utilities)	256		2,691
PureCycle Technologies, Inc.* (Chemicals)	1,878		11,963
Q2 Holdings, Inc.* (Software)	818		49,792
QCR Holdings, Inc. (Banks)	215		22,134
Quad/Graphics, Inc. (Commercial Services & Supplies)	386		4,011
Quaker Chemical Corp. (Chemicals)	179		28,733
Qualys, Inc.* (Software)	468		67,743
Quanex Building Products Corp. (Building Products)	599		10,686
Quanterix Corp.* (Life Sciences Tools & Services)	549		1,911
Quantum Computing, Inc.* (Software)	2,657		21,522
QuickLogic Corp.* (Semiconductors & Semiconductor Equipment)	213		2,792
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	887		14,875
QuinStreet, Inc.* (Interactive Media & Services)	711		11,021
Rackspace Technology, Inc.* (IT Services)	1,185		4,894
Radian Group, Inc. (Financial Services)	1,761		68,661
Radiant Logistics, Inc.* (Air Freight & Logistics)	470		3,873
RadNet, Inc.* (Health Care Providers & Services)	921		58,741
Ramaco Resources, Inc.*—Class A (Metals & Mining)	564		5,172
Ramaco Resources, Inc.*—Class B (Metals & Mining)	91		592
Ranger Energy Services, Inc. (Energy Equipment & Services)	245		3,932
Ranpak Holdings Corp.* (Containers & Packaging)	629		3,220
Rapid7, Inc.* (Software)	859		8,289
Rapport Therapeutics, Inc.* (Pharmaceuticals)	394		16,146
Rayonier Advanced Materials, Inc.* (Chemicals)	802		7,178
RBB Bancorp (Banks)	211		5,564
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	87		2,183
RCM Technologies, Inc.* (Technology Services)	59		1,669
RE/MAX Holdings, Inc.*—Class A (Real Estate Management & Development)	241		2,183
Ready Capital Corp. (Mortgage REITs)	1,869		2,673
REalloys, Inc.* (Software)	733		6,436
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	6,587		19,761
Red Cat Holdings, Inc.* (Aerospace & Defense)	1,432		10,783

See accompanying notes to financial statements.

174  ::  UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Red River Bancshares, Inc. (Banks)	67		$6,737
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	619		39,887
Red Violet, Inc.* (Software)	147		10,199
Redwire Corp.* (Aerospace & Defense)	2,521		21,731
Redwood Trust, Inc. (Mortgage REITs)	1,625		7,426
REGENXBIO, Inc.* (Biotechnology)	621		6,017
Regional Management Corp. (Consumer Finance)	113		3,647
Relay Therapeutics, Inc.* (Biotechnology)	2,080		39,166
Relmada Therapeutics, Inc.* (Pharmaceuticals)	1,217		6,462
Remitly Global, Inc.* (Financial Services)	2,446		55,695
Renasant Corp. (Banks)	1,219		53,112
Rent the Runway, Inc.* (Specialty Retail)	107		386
Repay Holdings Corp.* (Financial Services)	839		3,356
Replimune Group, Inc.* (Biotechnology)	1,019		11,413
ReposiTrak, Inc. (Software)	160		1,350
Republic Airways Holdings, Inc.* (Passenger Airlines)	183		3,779
Republic Bancorp, Inc.—Class A (Banks)	110		10,949
Reservoir Media, Inc.* (Entertainment)	252		2,580
Resideo Technologies, Inc.* (Building Products)	1,771		60,745
Resolute Holdings Management, Inc.* (Asset Management)	52		6,436
Revolve Group, Inc.* (Specialty Retail)	543		13,635
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	378		16,269
Rezolute, Inc.* (Biotechnology)	1,007		4,753
RF Industries Ltd.* (Electronic Equipment, Instruments & Components)	108		1,331
RGC Resources, Inc. (Gas Utilities)	110		2,354
RH* (Specialty Retail)	203		33,601
Rhinebeck Bancorp, Inc.* (Banks)	85		1,023
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	710		70,468
Ribbon Communications, Inc.* (Communications Equipment)	1,207		2,583
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	160		2,926
Richmond Mutual BanCorp, Inc. (Banking)	110		1,722
Richtech Robotics, Inc.* (Machinery)	2,408		3,419
Rigel Pharmaceuticals, Inc.* (Biotechnology)	237		8,724
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	4,317		64,539
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	197		6,751
Rimini Street, Inc.* (Software)	641		3,083
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,467		3,059
Riot Platforms, Inc.* (Software)	4,597		92,721
RLJ Lodging Trust (Hotel & Resort REITs)	1,611		19,735
Roadzen, Inc.* (Software)	593		682
Rocket Pharmaceuticals, Inc.* (Biotechnology)	1,164		3,620
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	93		4,542
Rogers Corp.* (Electronic Equipment, Instruments & Components)	233		28,769
Root, Inc.*—Class A (Insurance)	166		8,989
RPC, Inc. (Energy Equipment & Services)	1,316		7,383
Rumble, Inc.* (Internet Media & Services)	1,455		8,498
RumbleON, Inc.*—Class B (Specialty Retail)	202		1,248

Common Stocks, continued

	Shares	Value
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	794		$63,353
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	121		9,405
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	1,307		35,171
RXO, Inc.* (Ground Transportation)	2,159		43,720
RxSight, Inc.* (Health Care Equipment & Supplies)	513		3,083
Ryerson Holding Corp. (Metals & Mining)	583		16,202
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	809		108,123
S&T Bancorp, Inc. (Banks)	477		24,876
SAB Biotherapeutics, Inc.* (Biotechnology)	559		1,996
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	1,723		9,115
Sabra Health Care REIT, Inc. (Health Care REITs)	3,288		69,607
Sabre Corp.* (Hotels, Restaurants & Leisure)	4,388		8,118
Safe Builders, Inc. (Marine Transportation)	712		5,561
Safehold, Inc. (Specialized REITs)	732		11,844
Safety Insurance Group, Inc. (Insurance)	190		19,644
Sagimet Biosciences, Inc.* (Biotechnology)	756		5,375
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,251		18,727
Sana Biotechnology, Inc.* (Biotechnology)	2,364		7,399
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	43		1,456
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	415		5,777
Sarepta Therapeutics, Inc.* (Biotechnology)	1,340		19,912
Satellogic, Inc.* (Telecommunications)	1,227		4,393
Saul Centers, Inc. (Retail REITs)	171		5,826
Savara, Inc.* (Biotechnology)	1,969		10,751
Savers Value Village, Inc.* (Broadline Retail)	484		4,966
SBC Medical Group Holdings, Inc.* (Health Care Facilities & Services)	248		759
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	279		15,797
Scholar Rock Holding Corp.* (Biotechnology)	1,439		68,058
Scholastic Corp. (Media)	196		7,967
Schrodinger, Inc.* (Health Care Technology)	745		11,279
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	600		46,716
Seacoast Banking Corp. of Florida (Banks)	1,270		44,120
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	287		2,706
Seadrill, Ltd.* (Energy Equipment & Services)	819		36,724
Seaport Entertainment Group, Inc.* (Real Estate Owners & Developers)	98		2,571
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	254		11,336
Security National Financial Corp.*—Class A (Specialty Finance)	216		2,024
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	1,467		27,169
Selective Insurance Group, Inc. (Insurance)	785		74,410
SELLAS Life Sciences Group, Inc.* (Biotechnology)	2,429		24,314
Seneca Foods Corp.*—Class A (Food Products)	58		9,598
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	508		2,555

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraSmall-Cap ProFund  ::  175

Common Stocks, continued

	Shares	Value
Sensient Technologies Corp. (Chemicals)	555		$68,637
Septerna, Inc.* (Pharmaceuticals)	285		9,818
Serve Robotics, Inc.* (Internet Media & Services)	923		4,412
Service Properties Trust (Hotel & Resort REITs)	1,511		12,133
ServiceTitan, Inc.*—Class A (Software)	790		65,617
ServisFirst Bancshares, Inc. (Banks)	676		60,502
SES AI Corp.* (Electrical Equipment)	3,244		1,786
Seven Hills Realty Trust (Mortgage REITs)	288		2,172
Sezzle, Inc.* (Financial Services)	211		32,652
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,600		19,744
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	509		31,940
SharonAI Holdings, Inc.* (IT Services)	55		2,654
Sharplink Gaming, Inc.* (Hotels, Restaurants & Leisure)	2,421		14,817
Shattuck Labs, Inc.* (Biotechnology)	789		5,578
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	649		7,782
Shimmick Corporation* (Construction & Engineering)	66		249
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	2,196		19,193
Shoe Carnival, Inc. (Specialty Retail)	238		3,618
Shore Bancshares, Inc. (Banks)	404		9,898
Shoulder Innovations, Inc.* (Health Care Equipment & Supplies)	135		3,070
Shutterstock, Inc. (Interactive Media & Services)	335		1,809
SI-BONE, Inc.* (Health Care Equipment & Supplies)	566		10,052
Sidus Space, Inc.* (Aerospace & Defense)	1,061		1,867
Sierra Bancorp (Banks)	154		6,277
SIGA Technologies, Inc. (Pharmaceuticals)	544		1,779
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	506		2,662
Signet Jewelers, Ltd. (Specialty Retail)	511		47,472
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	427		92,873
Silvaco Group, Inc.* (Software)	156		1,214
Silver Bow Mining Corporation* (Metals & Mining)	69		448
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	80		822
Simmons First National Corp.—Class A (Banks)	1,893		44,656
Simulations Plus, Inc.* (Health Care Technology)	221		4,029
Sinclair, Inc. (Media)	544		7,475
Sionna Therapeutics, Inc.* (Biotechnology)	237		11,170
SiriusPoint, Ltd.* (Insurance)	1,367		32,330
SITE Centers Corp. (Retail REITs)	657		2,812
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,248		21,628
Sky Harbour Group Corp.* (Transportation Infrastructure)	290		3,103
Skyward Specialty Insurance Group, Inc.* (Insurance)	540		32,373
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	481		15,767
SkyWest, Inc.* (Passenger Airlines)	516		55,196

Common Stocks, continued

	Shares	Value
SL Green Realty Corp. (Office REITs)	938		$49,648
Slide Insurance Holdings, Inc. (Insurance)	853		17,034
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,140		102,112
Smart Sand, Inc. (Energy Equipment & Services)	389		1,677
SmartFinancial, Inc. (Banks)	201		10,532
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	2,202		2,224
Smartstop Self Storage REIT, Inc. (REITS & Real Estate Management)	727		24,384
Smith & Wesson Brands, Inc. (Leisure Products)	576		8,381
Smith-Midland Corp.* (Construction Materials)	36		977
Solaris Energy Infrastructure, Inc.—Class A (Energy Equipment & Services)	688		35,370
Solid Biosciences, Inc.* (Biotechnology)	1,013		8,165
Solid Power, Inc.* (Automobile Components)	2,611		5,379
Soluna Holdings, Inc.* (Software)	1,349		1,646
Sonic Automotive, Inc.—Class A (Specialty Retail)	157		14,378
Sonida Senior Living, Inc.* (Health Care Providers & Services)	371		14,974
Sonos, Inc.* (Household Durables)	1,565		22,943
SoundHound AI, Inc.*—Class A (Software)	5,151		31,576
South Plains Financial, Inc. (Banks)	202		9,058
Southern California BanCorp (Banks)	337		7,178
Southern First Bancshares, Inc.* (Banks)	118		7,363
Southern Missouri Bancorp, Inc. (Banks)	125		9,676
Southside Bancshares, Inc. (Banks)	375		12,191
Southwest Gas Holdings, Inc. (Gas Utilities)	951		85,020
Spectrum Brands Holdings, Inc. (Household Products)	293		26,010
Sphere Entertainment Co.* (Entertainment)	357		51,140
Spire Global, Inc.* (Professional Services)	391		4,481
Spire, Inc. (Gas Utilities)	763		60,933
Spok Holdings, Inc. (Wireless Telecommunication Services)	270		2,943
Sprinklr, Inc.*—Class A (Software)	1,428		9,082
Sprout Social, Inc.*—Class A (Software)	702		6,023
Spruce Biosciences, Inc.* (Biotechnology)	35		1,499
SPS Commerce, Inc.* (Software)	480		35,227
SpyGlass Pharma, Inc.* (Pharmaceuticals)	143		3,222
Spyre Therapeutics, Inc.* (Biotechnology)	959		94,298
SR Bancorp, Inc. (Banking)	90		1,760
SSR Mining, Inc.* (Metals & Mining)	2,842		72,812
STAAR Surgical Co.* (Health Care Equipment & Supplies)	437		10,645
Stagwell, Inc.* (Media)	1,346		11,374
Standard Motor Products, Inc. (Automobile Components)	279		10,666
Standex International Corp. (Machinery)	157		46,551
Starfighters Space, Inc.* (Aerospace & Defense)	395		1,402
Starz Entertainment Corp.* (Entertainment)	156		4,059
Stepan Co. (Chemicals)	283		18,152
StepStone Group, Inc.—Class A (Capital Markets)	1,000		43,860
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	877		1,105
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	944		43,500
Stewart Information Services Corp. (Insurance)	395		26,698

See accompanying notes to financial statements.

176  ::  UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
Stitch Fix, Inc.*—Class A (Specialty Retail)	1,514		$6,086
Stock Yards Bancorp, Inc. (Banks)	343		29,189
Stoke Therapeutics, Inc.* (Biotechnology)	709		20,462
StoneCo, Ltd.—Class A (Financial Services)	2,989		34,000
Stoneridge, Inc.* (Automobile Components)	361		2,495
StoneX Group, Inc.* (Capital Markets)	1,407		107,733
Strata Critical Medical, Inc.*—Class A (Passenger Airlines)	879		4,413
Strategic Education, Inc. (Diversified Consumer Services)	284		23,288
Strattec Security Corporation* (Automobile Components)	53		4,658
Strawberry Fields REIT, Inc. (Health Care REITs)	104		1,479
Stride, Inc.* (Diversified Consumer Services)	545		43,758
Strive, Inc.* (Capital Markets)	818		9,088
Stubhub Holdings, Inc.*—Class A (Entertainment)	2,875		24,265
Sturm Ruger & Co., Inc. (Leisure Products)	179		6,653
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,345		9,254
Summit Midstream Corp.* (Oil & Gas Producers)	116		3,575
SunCoke Energy, Inc. (Metals & Mining)	1,110		9,413
Sunrun, Inc.* (Electrical Equipment)	3,009		29,518
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,351		27,671
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	2,113		29,582
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	138		1,635
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	723		32,267
Surgery Partners, Inc.* (Health Care Providers & Services)	1,029		15,847
Surrozen, Inc.* (Biotechnology)	95		2,110
Sutro Biopharma, Inc.* (Biotechnology)	205		4,955
Swarmer, Inc.* (Aerospace & Defense)	46		1,691
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,366		8,811
Sylvamo Corp. (Paper & Forest Products)	436		16,311
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	501		53,767
Syndax Pharmaceuticals, Inc.* (Biotechnology)	1,146		21,831
Syntec Optics Holdings, Inc.* (Electronic Equipment, Instruments & Components)	91		594
T1 Energy, Inc.* (Electrical Equipment)	2,307		9,620
Taboola.com Ltd.* (Interactive Media & Services)	1,643		8,231
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	294		8,282
Talkspace, Inc.* (Health Care Providers & Services)	1,850		9,657
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,647		25,001
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	899		17,531
Tanger, Inc. (Retail REITs)	1,477		60,055
Tango Therapeutics, Inc.* (Biotechnology)	1,813		49,277
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	523		7,950

Common Stocks, continued

	Shares	Value
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	539		$31,823
TAT Technologies Ltd* (Aerospace & Defense)	154		5,991
Taylor Devices, Inc.* (Machinery)	42		2,156
Taysha Gene Therapies, Inc.* (Biotechnology)	3,086		18,084
TechTarget, Inc.* (Media)	392		1,760
Tecnoglass, Inc. (Building Products)	329		14,292
Tectonic Therapeutic, Inc.* (Biotechnology)	132		3,700
Teekay Corp. (Transportation & Logistics)	724		8,435
Teekay Tankers, Ltd.—Class A (Transportation & Logistics)	317		25,160
Tejon Ranch Co.* (Real Estate Management & Development)	276		4,673
Teladoc Health, Inc.* (Health Care Technology)	2,344		15,728
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,291		43,352
Telos Corp.* (Software)	720		3,197
Tenable Holdings, Inc.* (Software)	1,480		48,307
Tenax Therapeutics, Inc.* (Biotechnology)	324		4,439
Tennant Co. (Machinery)	231		19,411
Teradata Corp.* (Software)	1,232		38,180
Terex Corp. (Machinery)	1,483		93,192
Terreno Realty Corp. (Industrial REITs)	1,378		98,733
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,678		12,921
Texas Capital Bancshares, Inc. (Banks)	564		55,751
TG Therapeutics, Inc.* (Biotechnology)	1,874		97,504
The Andersons, Inc. (Consumer Staples Distribution & Retail)	432		30,577
The Baldwin Insurance Group, Inc.* (Insurance)	1,262		35,008
The Bancorp, Inc.* (Banks)	517		34,675
The Bank of NT Butterfield & Son, Ltd. (Banks)	521		31,932
The Boston Beer Co., Inc.*—Class A (Beverages)	100		18,320
The Brink’s Co. (Commercial Services & Supplies)	538		63,726
The Buckle, Inc. (Specialty Retail)	419		18,340
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	609		61,764
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	479		55,253
The Chemours Co. (Chemicals)	1,979		32,871
The E.W. Scripps Co.*—Class A (Media)	744		2,091
The First Bancorp, Inc. (Banks)	141		4,949
The GEO Group, Inc.* (Commercial Services & Supplies)	1,649		50,938
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,634		25,256
The Gorman-Rupp Co. (Machinery)	275		22,327
The Greenbrier Cos., Inc. (Machinery)	398		19,602
The Hackett Group, Inc. (IT Services)	289		3,098
The Honest Co., Inc.* (Personal Care Products)	1,238		4,519
The Lovesac Co.* (Household Durables)	184		2,961
The Macerich Co. (Retail REITs)	3,681		95,116
The Manitowoc Co., Inc.* (Machinery)	456		6,316
The Marcus Corp. (Entertainment)	292		8,497
The Oncology Institute, Inc.* (Health Care Facilities & Services)	986		4,792
The Pennant Group, Inc.* (Health Care Providers & Services)	439		17,700

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraSmall-Cap ProFund  ::  177

Common Stocks, continued

	Shares	Value
The Real Brokerage, Inc.* (Real Estate Management & Development)	2,007		$3,211
The RealReal, Inc.* (Specialty Retail)	1,451		17,543
The RMR Group, Inc.—Class A (Real Estate Management & Development)	203		3,865
The Simply Good Foods Co.* (Food Products)	1,083		11,025
The St. Joe Co. (Real Estate Management & Development)	501		31,182
The Vita Coco Co., Inc.* (Beverages)	633		41,740
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,093		15,404
The York Water Co. (Water Utilities)	212		6,566
Theravance Biopharma, Inc.* (Pharmaceuticals)	519		8,750
Third Coast Bancshares, Inc.* (Banks)	201		8,812
ThredUp, Inc.*—Class A (Specialty Retail)	1,354		7,826
Thryv Holdings, Inc.* (Media)	436		1,766
Tidewater, Inc.* (Energy Equipment & Services)	645		48,414
Tigo Energy, Inc.* (Electrical Equipment)	499		953
Timberland Bancorp, Inc. (Banks)	97		4,349
TimkenSteel Corp.* (Metals & Mining)	473		9,517
Tiptree, Inc. (Insurance)	304		5,402
Titan America SA (Construction Materials)	325		5,031
Titan International, Inc.* (Machinery)	684		4,938
Titan Machinery, Inc.* (Trading Companies & Distributors)	274		4,655
Tompkins Financial Corp. (Banks)	178		17,772
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	188		1,882
Torrid Holdings, Inc.* (Specialty Retail)	442		1,127
TowneBank (Banks)	1,140		43,217
Toyo Company Ltd.* (Semiconductors & Semiconductor Equipment)	104		536
TPG RE Finance Trust, Inc. (Mortgage REITs)	916		7,301
Transcat, Inc.* (Trading Companies & Distributors)	121		10,330
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	15		612
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	442		33,817
Transocean, Ltd.* (Energy Equipment & Services)	12,721		67,676
Travere Therapeutics, Inc.* (Biotechnology)	1,151		64,329
Tredegar Corp.* (Metals & Mining)	358		2,717
Trevi Therapeutics, Inc.* (Pharmaceuticals)	1,379		25,167
TriCompany Bancshares (Banks)	386		22,210
TriMas Corp. (Containers & Packaging)	354		14,135
TriNet Group, Inc. (Professional Services)	361		23,765
Trinity Industries, Inc. (Machinery)	1,040		32,490
TripAdvisor, Inc.* (Interactive Media & Services)	1,471		20,837
TriSalus Life Sciences, Inc.* (Biotechnology)	617		2,801
Triumph Financial, Inc.* (Banks)	298		22,627
Tron, Inc.* (Leisure Products)	665		931
Tronox Holdings PLC—Class A (Chemicals)	1,529		8,929
TrueBlue, Inc.* (Professional Services)	369		2,613
Trump Media & Technology Group Corp.* (Interactive Media & Services)	2,101		20,716
Trupanion, Inc.* (Insurance)	437		10,702
TrustCo Bank Corp. (Banks)	224		12,764
Trustmark Corp. (Banks)	725		34,401

Common Stocks, continued

	Shares	Value
TSS, Inc.* (Engineering & Construction)	315		$3,125
Tucows, Inc.*—Class A (IT Services)	90		1,390
Turning Point Brands, Inc. (Tobacco)	245		18,279
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	193		2,364
Tutor Perini Corp. (Construction & Engineering)	590		49,413
Twin Disc, Inc. (Machinery)	149		3,399
Twist Bioscience Corp.* (Biotechnology)	799		73,148
TXNM Energy, Inc. (Electric Utilities)	1,342		77,728
Tyra Biosciences, Inc.* (Biotechnology)	473		15,079
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	195		15,417
UFP Industries, Inc. (Building Products)	738		64,014
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	98		24,968
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	579		48,236
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	1,244		30,988
UMB Financial Corp. (Banks)	951		138,588
UMH Properties, Inc. (Residential REITs)	1,060		16,017
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,484		16,519
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	2,411		15,647
Unicycive Therapeutics, Inc.* (Biotechnology)	314		1,573
UniFirst Corp. (Commercial Services & Supplies)	190		55,666
Unisys Corp.* (IT Services)	843		2,419
United Bankshares, Inc. (Banks)	1,804		87,404
United Community Banks, Inc. (Banks)	1,576		55,853
United Fire Group, Inc. (Insurance)	279		14,329
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	786		39,952
United States Antimony Corp.* (Metals & Mining)	1,723		8,736
United States Lime & Minerals, Inc. (Construction Materials)	142		15,663
Uniti Group, Inc.* (Specialized REITs)	2,201		21,394
Unitil Corp. (Multi-Utilities)	233		12,568
Unity Bancorp, Inc. (Banks)	96		5,653
Universal Corp. (Tobacco)	323		17,019
Universal Health Realty Income Trust (Health Care REITs)	168		7,295
Universal Insurance Holdings, Inc. (Insurance)	327		14,293
Universal Logistics Holdings, Inc. (Ground Transportation)	92		1,231
Universal Technical Institute, Inc.* (Diversified Consumer Services)	617		24,254
Univest Financial Corp. (Banks)	362		16,015
Unusual Machines Inc* (Electronic Equipment, Instruments & Components)	588		12,442
Upbound Group, Inc. (Specialty Retail)	711		13,786
Upstart Holdings, Inc.* (Consumer Finance)	1,101		30,211
Upstream Bio, Inc.* (Biotechnology)	453		2,858
Upwork, Inc.* (Professional Services)	1,551		14,207
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	6,370		61,152
Urban Edge Properties (Retail REITs)	1,666		37,752
Urban Outfitters, Inc.* (Specialty Retail)	748		55,487
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,900		5,978

See accompanying notes to financial statements.

178  ::  UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Common Stocks, continued

	Shares	Value
UroGen Pharma, Ltd.* (Biotechnology)	548		$20,956
US Gold Corp.* (Metals & Mining)	185		2,401
US Goldmining, Inc.* (Metals & Mining)	38		290
USA Rare Earth, Inc.* (Metals & Mining)	2,501		37,390
USANA Health Sciences, Inc.* (Personal Care Products)	144		3,184
USCB Financial Holdings, Inc. (Banks)	157		3,449
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	39		2,750
Utz Brands, Inc. (Food Products)	951		13,428
V2X, Inc.* (Aerospace & Defense)	378		34,111
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	1,342		7,153
Valaris, Ltd.* (Energy Equipment & Services)	741		58,680
Valhi, Inc. (Chemicals)	32		430
Valley National Bancorp (Banks)	6,299		90,012
Value Line, Inc. (Capital Markets)	10		342
Vanda Pharmaceuticals, Inc.* (Biotechnology)	693		3,534
Varex Imaging Corp.* (Health Care Equipment & Supplies)	545		6,099
Varonis Systems, Inc.* (Software)	1,471		58,766
Vaxcyte, Inc.* (Biotechnology)	1,696		91,720
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	775		38,750
Velo3D, Inc.* (Machinery)	213		2,158
Velocity Financial, Inc.* (Financial Services)	159		2,789
Venu Holding Corporation* (Hotels, Restaurants & Leisure)	618		1,255
Vera Therapeutics, Inc.* (Biotechnology)	823		26,418
Veracyte, Inc.* (Biotechnology)	1,043		48,312
VeraDermics, Inc.* (Pharmaceuticals)	280		29,400
Verastem, Inc.* (Biotechnology)	1,029		5,968
Vericel Corp.* (Biotechnology)	664		30,517
Veritone, Inc.* (Software)	1,085		1,183
Verra Mobility Corp.* (Professional Services)	1,979		10,469
Versigent Ltd. (Automobile Components)	929		38,414
Vertex, Inc.*—Class A (Software)	937		12,097
Vestis Corp.* (Commercial Services & Supplies)	1,197		17,309
Via Transportation, Inc.* (Software)	680		13,831
Viad Corp.* (Commercial Services & Supplies)	271		13,694
Viant Technology, Inc.*—Class A (Software)	220		2,589
Viasat, Inc.* (Communications Equipment)	1,635		125,781
Victoria’s Secret & Co.* (Specialty Retail)	909		80,609
Victory Capital Holdings, Inc.—Class A (Capital Markets)	554		54,863
Viemed Healthcare, Inc.* (Health Care Providers & Services)	438		5,111
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	121		5,317
Vir Biotechnology, Inc.* (Biotechnology)	1,582		13,700
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	1,243		3,170
Virginia National Bankshares Corp. (Banks)	62		2,839
Viridian Therapeutics, Inc.* (Biotechnology)	1,163		22,004
Virtus Investment Partners, Inc. (Capital Markets)	83		13,226
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,783		61,014
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	157		14,452
Vista Gold Corporation* (Metals & Mining)	1,860		3,199

Common Stocks, continued

	Shares	Value
Vistance Networks, Inc. (Communications Equipment)	2,865	$33,635
Visteon Corp. (Automobile Components)	346	36,171
Vital Farms, Inc.* (Food Products)	469	5,970
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	416	6,490
Vor BioPharma, Inc.* (Biotechnology)	525	11,104
Vox Royalty Corp. (Metals & Mining)	803	3,493
Voyager Technologies, Inc.* (Aerospace & Defense)	669	16,411
Voyager Therapeutics, Inc.* (Biotechnology)	677	2,051
VSE Corp. (Commercial Services & Supplies)	364	70,757
Vuzix Corp.* (Technology Hardware)	894	2,083
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	1,261	4,527
Wabash National Corp. (Machinery)	512	6,431
WaFd, Inc. (Banks)	248	9,667
Walker & Dunlop, Inc. (Financial Services)	436	21,665
Warby Parker, Inc.*—Class A (Specialty Retail)	1,334	35,604
Warrior Met Coal, Inc. (Metals & Mining)	684	54,316
Washington Federal, Inc. (Banks)	959	35,262
Waterstone Financial, Inc. (Financial Services)	195	4,001
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	1,776	9,786
Waystar Holding Corp.* (Health Care Technology)	1,441	30,419
WD‑40 Co. (Household Products)	176	39,976
Wealthfront Corporation* (Asset Management)	472	4,479
Weave Communications, Inc.* (Software)	842	5,507
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	274	2,499
Webull Corporation* (Capital Markets)	4,327	30,549
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	161	12,405
Werner Enterprises, Inc. (Ground Transportation)	782	29,262
WesBanco, Inc. (Banks)	1,243	51,435
WeShop Holdings Ltd.* (Interactive Media & Services)	18	88
West Bancorp, Inc. (Banks)	200	5,610
Westamerica Bancorp (Banks)	308	18,526
Western New England Bancorp, Inc. (Banking)	235	3,039
Westrock Coffee Co.* (Food Products)	483	3,922
Westwood Holdings Group, Inc. (Asset Management)	96	1,840
Weyco Group, Inc. (Distributors)	79	3,081
Wheels Up Experience, Inc.* (Passenger Airlines)	70	403
Whitefiber, Inc.* (IT Services)	146	3,460
Whitehawk Therapeutics, Inc.* (Biotechnology)	418	1,609
Willdan Group, Inc.* (Professional Services)	189	12,952
Willis Lease Finance Corp. (Trading Companies & Distributors)	147	10,486
Winmark Corp. (Specialty Retail)	39	13,007
Winnebago Industries, Inc. (Automobiles)	360	10,901
WisdomTree, Inc. (Capital Markets)	1,755	33,994
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	372	8,787
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,069	21,038
Workiva, Inc.*—Class A (Software)	670	40,066
World Acceptance Corp.* (Consumer Finance)	32	5,754

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraSmall-Cap ProFund  ::  179

Common Stocks, continued

	Shares	Value
World Kinect Corp. (Oil, Gas & Consumable Fuels)	650	$25,909
Worthington Enterprises, Inc. (Household Durables)	403	22,653
Worthington Steel, Inc. (Metals & Mining)	430	15,484
WSFS Financial Corp. (Banks)	684	54,857
X4 Pharmaceuticals, Inc.* (Biotechnology)	1,041	4,143
Xencor, Inc.* (Biotechnology)	896	18,108
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,207	24,840
Xenon Pharmaceuticals, Inc.* (Biotechnology)	1,263	79,152
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	2,207	17,833
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,571	4,634
XMAX, Inc.* (Household Durables)	790	6,810
Xometry, Inc.*—Class A (Trading Companies & Distributors)	596	51,089
XPEL, Inc.* (Automobile Components)	330	14,642
Xperi, Inc.* (Software)	592	4,564
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	459	2,993
Yelp, Inc.* (Interactive Media & Services)	690	18,237
Yesway, Inc.* (Consumer Staples Distribution & Retail)	204	4,268
Yext, Inc.* (Software)	1,115	6,088
York Space Systems, Inc.* (Aerospace & Defense)	246	3,624
Z Squared, Inc.* (Biotechnology)	565	2,718
Zenas Biopharma, Inc.* (Biotechnology)	367	11,538
ZenaTech, Inc.* (Software)	557	713
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	644	3,053
Zeta Global Holdings Corp.*—Class A (Software)	2,925	63,180
Zevra Therapeutics, Inc.* (Pharmaceuticals)	758	7,209
Ziff Davis, Inc.* (Interactive Media & Services)	449	23,833
ZipRecruiter, Inc.* (Interactive Media & Services)	846	3,333
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	3,169	10,458
Zspace, Inc.* (Software)	1	—	(b)
Zumiez, Inc.* (Specialty Retail)	174	3,423
Zura Bio, Ltd.* (Biotechnology)	759	4,121
Zurn Elkay Water Solutions Corp. (Building Products)	1,947	98,344
Zymeworks, Inc.* (Biotechnology)	606	13,296
TOTAL COMMON STOCKS (Cost $23,559,803)		39,912,000

Rights (0.0%)

	Shares	Value
Cartesian Therapeutics, Inc.*CVR (Biotechnology)	1,656		$—
Chinook Therapeutics*CVR (Biotechnology)	750		—
TOTAL RIGHTS (Cost $—)		—

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance* (Metals & Mining)	1,320		$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (30.8%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $17,653,151		$17,648,000		$17,648,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,648,000)			17,648,000
TOTAL INVESTMENT SECURITIES (Cost $41,207,803)—100.5%				57,560,000
Net other assets (liabilities)—(0.5)%				(310,997)
NET ASSETS—100.0%				$57,249,003
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
Amount is less than $0.50.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $9,162,000.
(d)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

180  ::  UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	57	9/21/26	$8,373,300		$140,268

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	8/27/26		3.83%			$16,113,292	$(107,683)
Russell 2000 Index	Goldman Sachs International	8/27/26		4.18%		20,136,840		(134,200)
						$36,250,132		$(241,883)
iShares Russell 2000 ETF	UBS AG	8/27/26		4.43%			$2,604,377	$(38,138)
Russell 2000 Index	UBS AG	8/27/26		4.33%		27,684,748		(182,112)
						$30,289,125		$(220,250)
						$66,539,257		$(462,133)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  UltraSmall-Cap ProFund  ::  181

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Advertising & Marketing		$6,207	NM
Aerospace & Defense		582,467	1.0%
Air Freight & Logistics		44,246	0.1%
Apparel & Textile Products		8,664	NM
Asset Management		31,870	0.1%
Automobile Components		397,844	0.7%
Automobiles		56,598	0.1%
Automotive		74,473	0.1%
Banking		81,968	0.1%
Banks		4,340,592	7.5%
Beverages		73,376	0.1%
Biotechnology		4,194,166	7.4%
Broadline Retail		51,502	0.1%
Building Products		479,110	0.8%
Cable & Satellite		2,615	NM
Capital Markets		727,354	1.3%
Chemicals		775,103	1.4%
Commercial Services & Supplies		802,194	1.4%
Commercial Support Services		15,200	NM
Communications Equipment		402,757	0.7%
Construction & Engineering		668,993	1.2%
Construction Materials		76,328	0.1%
Consumer Finance		439,178	0.8%
Consumer Staples Distribution & Retail		256,621	0.4%
Containers & Packaging		90,966	0.2%
Distributors		28,101	NM
Diversified Consumer Services		440,162	0.8%
Diversified Telecommunication Services		169,983	0.3%
Electric Utilities		267,312	0.5%
Electrical Equipment		425,416	0.7%
Electronic Equipment, Instruments & Components		1,040,301	1.8%
Energy Equipment & Services		946,736	1.7%
Engineering & Construction		19,329	NM
Entertainment		302,771	0.6%
Entertainment Content		4,222	NM
Equity REIT—Diversified		224,756	0.4%
Financial Services		904,592	1.6%
Food Products		222,755	0.4%
Forestry, Paper & Wood Products		5,764	NM
Gas & Water Utilities		68,780	0.1%
Gas Utilities		357,375	0.6%
Ground Transportation		151,407	0.3%
Health Care Equipment & Supplies		1,109,300	1.9%
Health Care Facilities & Services		61,336	0.1%
Health Care Providers & Services		1,094,469	1.9%
Health Care REITs		321,712	0.6%
Health Care Technology		121,557	0.2%
Hotel & Resort REITs		357,764	0.6%
Hotels, Restaurants & Leisure		821,350	1.5%
Household Durables		573,706	1.1%
Household Products		124,791	0.2%
Independent Power/Renewable Electricity Producers		80,450	0.1%
Industrial REITs		172,728	0.3%
Institutional Financial Services		71,703	0.1%
Insurance		892,624	1.6%
Interactive Media & Services		195,712	0.3%
Internet Media & Services		20,965	0.1%

	Value		% of Net Assets
IT Services		$245,959	0.4%
Leisure Facilities & Services		23,100	NM
Leisure Products		198,698	0.3%
Life Sciences Tools & Services		154,184	0.3%
Machinery		1,221,799	2.2%
Marine Transportation		116,385	0.2%
Media		172,288	0.3%
Medical Equipment & Devices		127,032	0.2%
Metals & Mining		692,284	1.2%
Mortgage REITs		266,691	0.5%
Multi-Utilities		183,049	0.3%
Office REITs		248,224	0.4%
Oil & Gas Producers		22,160	NM
Oil & Gas Services & Equipment		35,264	0.1%
Oil, Gas & Consumable Fuels		1,454,727	2.5%
Paper & Forest Products		20,601	NM
Passenger Airlines		188,844	0.3%
Personal Care Products		116,624	0.2%
Pharmaceuticals		1,010,397	1.8%
Professional Services		495,461	0.9%
Real Estate Management & Development		290,991	0.5%
Real Estate Owners & Developers		2,571	NM
Real Estate Services		42,874	0.1%
REITS & Real Estate Management		24,384	NM
Renewable Energy		22,135	NM
Residential REITs		89,193	0.2%
Retail—Discretionary		2,675	NM
Retail REITs		544,996	1.0%
Semiconductors		5,249	NM
Semiconductors & Semiconductor Equipment		1,082,852	1.9%
Software		2,370,703	4.1%
Specialized REITs		145,315	0.2%
Specialty Finance		13,859	NM
Specialty Retail		828,603	1.5%
Steel		2,926	NM
Technology Hardware		46,035	0.1%
Technology Hardware, Storage & Peripherals		96,122	0.2%
Technology Services		23,735	NM
Telecommunications		4,393	NM
Textiles, Apparel & Luxury Goods		254,442	0.4%
Tobacco		35,298	0.1%
Trading Companies & Distributors		464,471	0.8%
Transportation & Logistics		44,278	0.1%
Transportation Infrastructure		3,103	NM
Water Utilities		143,533	0.3%
Wholesale—Discretionary		2,559	NM
Wireless Telecommunication Services		50,613	0.1%
Other**	17,337,003		30.3%
Total	$57,249,003		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

182  ::  U.S. Government Plus ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Repurchase Agreements(a)(b) (237.6%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $5,391,573		$5,390,000		$5,390,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,390,000)			5,390,000
TOTAL INVESTMENT SECURITIES (Cost $5,390,000)—237.6%				5,390,000
Net other assets (liabilities)—(137.6)%				(3,121,116)
NET ASSETS—100.0%				$2,268,884
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $133,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 5.00%, due 5/15/56	Citibank North America	8/18/26		3.83%			$1,225,513	$(94,486)
30-Year U.S. Treasury Bond, 5.00%, due 5/15/56	Societe Generale	8/18/26		3.90%		1,585,385		(39,610)
						$2,810,898		$(134,096)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2026  ::  Schedule of Portfolio Investments  ::  Utilities UltraSector ProFund  ::  183

Common Stocks (84.4%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	1,235		$87,413
Ameren Corp. (Multi-Utilities)	1,324		145,124
American Electric Power Co., Inc. (Electric Utilities)	2,602		332,666
American Water Works Co., Inc. (Water Utilities)	934		125,315
Atmos Energy Corp. (Gas Utilities)	798		137,878
CenterPoint Energy, Inc. (Multi-Utilities)	3,129		131,543
CMS Energy Corp. (Multi-Utilities)	1,477		106,329
Consolidated Edison, Inc. (Multi-Utilities)	1,763		191,903
Constellation Energy Corp. (Electric Utilities)	1,529		401,745
Dominion Energy, Inc. (Multi-Utilities)	4,206		290,929
DTE Energy Co. (Multi-Utilities)	995		141,161
Duke Energy Corp. (Electric Utilities)	3,729		467,728
Edison International (Electric Utilities)	1,840		135,001
Entergy Corp. (Electric Utilities)	2,190		235,688
Evergy, Inc. (Electric Utilities)	1,102		91,477
Eversource Energy (Electric Utilities)	1,799		128,790
Exelon Corp. (Electric Utilities)	4,894		224,243
FirstEnergy Corp. (Electric Utilities)	2,490		120,292
NextEra Energy, Inc. (Electric Utilities)	9,973		866,853
NiSource, Inc. (Multi-Utilities)	2,293		101,878
NRG Energy, Inc. (Electric Utilities)	1,009		135,499
PG&E Corp. (Electric Utilities)	10,532		183,046
Pinnacle West Capital Corp. (Electric Utilities)	580		58,574
PPL Corp. (Electric Utilities)	3,598		126,686
Public Service Enterprise Group, Inc. (Multi-Utilities)	2,383		182,728
Sempra (Multi-Utilities)	3,126		276,807
The AES Corp. (Independent Power/ Renewable Electricity Producers)	3,411		50,073
The Southern Co. (Electric Utilities)	5,391		509,665
Vistra Corp. (Independent Power/ Renewable Electricity Producers)	1,516		224,657
WEC Energy Group, Inc. (Multi-Utilities)	1,558		170,476
Xcel Energy, Inc. (Electric Utilities)	2,986		233,505
TOTAL COMMON STOCKS (Cost $1,541,106)		6,615,672

Repurchase Agreements(a)(b) (18.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.39%–3.53%, dated 7/31/26, due 8/3/26, total to be received $1,416,413		$1,416,000		$1,416,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,416,000)			1,416,000
TOTAL INVESTMENT SECURITIES (Cost $2,957,106)—102.5%				8,031,672
Net other assets (liabilities)—(2.5)%				(193,927)
NET ASSETS—100.0%				$7,837,745
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2026, the aggregate amount held in a segregated account was $1,287,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	8/24/26		4.38%			$3,400,817	$(154,438)
S&P Utilities Select Sector Index	UBS AG	8/24/26		4.68%		1,776,251		(76,664)
						$5,177,068		$(231,102)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of July 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

184  ::  Utilities UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  July 31, 2026

Utilities UltraSector ProFund invested in the following industries as of July 31, 2026:

	Value		% of Net Assets
Electric Utilities		$4,338,871		55.3%
Gas Utilities		137,878		1.8%
Independent Power/Renewable Electricity Producers		274,730		3.5%
Multi-Utilities		1,738,878		22.2%
Water Utilities		125,315		1.6%
Other**	1,222,073			15.6%
Total		$7,837,745		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Statements of
Assets and Liabilities

186  ::  Statements of Assets and Liabilities  ::  July 31, 2026

July 31, 2026  ::  Statements of Assets and Liabilities  ::  187

Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund	Consumer Staples UltraSector ProFund	Energy UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$283,000	$9,212,000	$6,968,504	$5,612,000	$93,211,914	$25,889,840	$32,810,767	$8,322,608	$2,384,032	$39,179,362
Securities, at value(a)	—	—	7,586,596	—	95,895,563	30,365,704	27,524,236	16,420,612	2,804,232	45,567,626
Repurchase agreements, at value	283,000	9,212,000	2,476,000	5,612,000	29,057,000	22,011,000	8,808,000	3,841,000	753,000	8,492,000
Total Investment Securities, at value	283,000	9,212,000	10,062,596	5,612,000	124,952,563	52,376,704	36,332,236	20,261,612	3,557,232	54,059,626
Cash	538	506	731	557	483	542	762	578	986	533
Segregated cash balances for futures contracts with brokers	—	—	—	49,755	—	331,194	—	—	—	—
Segregated cash balances for swap agreements with custodian	36,930	1,102,374	802	635	876	523	146	496	873	349
Dividends and interest receivable	28	896	2,127	658	25,033	17,232	31,007	4,631	3,321	19,348
Receivable for capital shares issued	—	62,381	250,692	7,361	642,151	310,813	61,789	36,467	60,392	90,025
Receivable for closed swap positions	2,658	—	—	—	—	—	—	—	—	—
Due from Advisor under a Receivables Agreement	295,047	—	—	—	—	—	—	—	—	—
Due from Advisor under an expense limitation agreement	3,854	—	—	—	—	—	—	—	1,054	—
Unrealized appreciation on swap agreements	—	26,721	71,698	—	—	182,389	630,734	892,661	42,497	22,602
Variation margin on futures contracts	—	—	—	—	—	28,242	—	—	—	—
Prepaid expenses	12,060	7,282	16,310	7,463	23,521	16,388	52,450	30,014	24,961	54,434
TOTAL ASSETS	634,115	10,412,160	10,404,956	5,678,429	125,644,627	53,264,027	37,109,124	21,226,459	3,691,316	54,246,917
LIABILITIES:
Payable for investments purchased	—	—	—	—	—	—	452,964	—	—	—
Payable for collateral for securities loaned	—	—	—	—	2,850,495	1,672	119,656	—	—	—
Payable for capital shares redeemed	162	172,838	388,353	134,485	377,816	429,284	717,534	484,152	51,710	520,438
Unrealized depreciation on swap agreements	1,791	—	—	51,671	3,251,282	—	—	—	—	189,898
Variation margin on futures contracts	—	—	—	4,712	—	—	—	—	—	—
Advisory fees payable	—	7,333	6,478	2,866	84,586	38,726	32,665	14,295	—	33,013
Management services fees payable	—	1,467	1,296	573	16,917	7,745	6,533	2,859	—	6,603
Administration and fund accounting fees payable	123	1,338	1,123	657	15,009	6,855	3,503	2,563	460	5,773
Distribution and services fees payable—Service Class	8	2,264	430	275	3,396	8,368	438	538	106	884
Transfer agent fees payable	68	819	583	403	5,906	4,653	1,332	1,075	231	2,308
Trustee fees payable	—	2	1	1	22	10	4	3	1	6
Compliance services fees payable	2	21	18	11	238	100	59	40	7	94
Service fees payable	3	32	28	16	363	167	90	61	11	143
Other accrued expenses	440	5,648	5,539	2,869	77,610	27,876	17,702	15,990	2,128	23,282
TOTAL LIABILITIES	2,597	191,762	403,849	198,539	6,683,640	525,456	1,352,480	521,576	54,654	782,442
Commitments and contingencies (Note 4)
NET ASSETS	$631,518	$10,220,398	$10,001,107	$5,479,890	$118,960,987	$52,738,571	$35,756,644	$20,704,883	$3,636,662	$53,464,475
NET ASSETS CONSIST OF:
Capital	$6,065,342	$11,261,861	$7,984,364	$80,715,399	$57,275,845	$20,962,942	$36,905,834	$8,103,269	$2,821,379	$43,230,046
Total distributable earnings (loss)	(5,433,824)	(1,041,463)	2,016,743	(75,235,509)	61,685,142	31,775,629	(1,149,190)	12,601,614	815,283	10,234,429
NET ASSETS	$631,518	$10,220,398	$10,001,107	$5,479,890	$118,960,987	$52,738,571	$35,756,644	$20,704,883	$3,636,662	$53,464,475
NET ASSETS:
Investor Class	$573,803	$7,909,236	$9,732,296	$5,155,383	$114,741,628	$48,399,326	$35,562,140	$20,250,513	$3,510,353	$52,473,320
Service Class	57,715	2,311,162	268,811	324,507	4,219,359	4,339,245	194,504	454,370	126,309	991,155
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	21,072	255,689	121,857	608,352	1,336,709	540,849	692,776	280,095	43,857	863,166
Service Class	2,593	74,432	3,742	43,037	95,367	65,186	4,906	8,025	1,831	19,361
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$27.23	$30.93	$79.87	$8.47	$85.84	$89.49	$51.33	$72.30	$80.04	$60.79
Service Class	22.26	31.05	71.84	7.54	44.24	66.57	39.65	56.62	68.98	51.19
(a)	Includes securities on loan valued at:	$—	$—	$—	$—	$2,643,038	$1,114	$118,986	$—	$—	$—

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

188  ::  Statements of Assets and Liabilities  ::  July 31, 2026

July 31, 2026  ::  Statements of Assets and Liabilities  ::  189

	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund	Mid-Cap Growth ProFund
ASSETS:
Total Investment Securities, at cost	$7,313,410	$1,025,000		$5,024,345	$5,038,268		$9,162,635	$38,312,741	$5,658,907	$3,092,906	$31,930,475	$3,296,851
Securities, at value(a)	9,797,882	—		6,996,463	9,215,051		10,301,747	63,670,892	16,746,830	5,218,787	25,508,076	5,050,772
Repurchase agreements, at value	—	1,025,000		2,575,000	2,858,000		2,424,000	12,316,000	63,000	12,000	8,055,000	—
Total Investment Securities, at value	9,797,882	1,025,000		9,571,463	12,073,051		12,725,747	75,986,892	16,809,830	5,230,787	33,563,076	5,050,772
Cash	15,290	704		598	237		20	62	412	5	725	—
Segregated cash balances for swap agreements with custodian	—	—		303	414		692	197	—	—	379	—
Segregated cash balances for forward currency contracts with custodian	—	1,007		—	—		—	—	—	—	—	—
Dividends and interest receivable	6,524	100		4,847	14,024		3,898	1,199	2,081	4,739	14,257	705
Receivable for capital shares issued	341,137	156,109		94,438	204,917		22,192	276,089	10,247	16,570	6,097	1,000
Receivable for investments sold	—	—		—	—		—	—	—	59,891	662,713	—
Due from Advisor under an expense limitation agreement	—	3,492		—	—		—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—		102,653	38,855		—	3,152,338	—	—	3,185	—
Unrealized appreciation on forward currency contracts	—	11,697		—	—		—	—	—	—	—	—
Prepaid expenses	10,815	8,385		27,220	34,259		43,997	14,375	7,079	6,236	31,955	16,742
Receivable for tax reclaims	5,798	—		—	—		—	—	—	—	—	—
TOTAL ASSETS	10,177,446	1,206,494		9,801,522	12,365,757		12,796,546	79,431,152	16,829,649	5,318,228	34,282,387	5,069,219
LIABILITIES:
Cash overdraft	—	—		—	—		—	—	—	—	—	5,244
Payable for investments purchased	334,746	—		—	—		34,391	—	—	—	—	—
Payable for collateral for securities loaned	311,816	—		—	—		—	111,732	—	360	—	—
Payable for capital shares redeemed	1,264	1,092		18,485	432,565		254,782	176,600	34,068	64,422	13,473	1,082
Unrealized depreciation on forward currency contracts	—	4,017		—	—		—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—		—	50,640		175,193	—	—	—	5,121	—
Advisory fees payable	7,379	—		8,963	8,342		589	49,305	10,706	9,106	49,814	2,916
Management services fees payable	1,476	—		1,792	1,668		118	9,861	2,141	1,821	9,963	583
Administration and fund accounting fees payable	984	130		1,249	1,459		1,188	8,754	1,938	749	3,747	694
Distribution and services fees payable—Service Class	374	4		362	672		475	2,434	1,644	1,539	301	689
Transfer agent fees payable	519	71		644	791		702	3,971	1,083	495	3,766	319
Trustee fees payable	1	—		1	3		2	11	2	1	3	1
Compliance services fees payable	12	3		21	24		18	140	29	10	63	9
Service fees payable	25	3		32	36		28	213	46	15	96	15
Other accrued expenses	3,093	15,052		8,172	9,711		5,610	46,165	9,838	4,271	15,152	2,071
TOTAL LIABILITIES	661,689	20,372		39,721	505,911		473,096	409,186	61,495	82,789	101,499	13,623
Commitments and contingencies (Note 4)
NET ASSETS	$9,515,757	$1,186,122		$9,761,801	$11,859,846		$12,323,450	$79,021,966	$16,768,154	$5,235,439	$34,180,888	$5,055,596
NET ASSETS CONSIST OF:
Capital	$11,787,830	$3,825,268		$6,145,958	$3,198,815		$12,381,084	$63,142,133	$3,774,783	$3,365,789	$31,818,623	$3,328,079
Total distributable earnings (loss)	(2,272,073)	(2,639,146)		3,615,843	8,661,031		(57,634)	15,879,833	12,993,371	1,869,650	2,362,265	1,727,517
NET ASSETS	$9,515,757	$1,186,122		$9,761,801	$11,859,846		$12,323,450	$79,021,966	$16,768,154	$5,235,439	$34,180,888	$5,055,596
NET ASSETS:
Investor Class	$9,129,744	$1,177,148		$9,330,464	$11,078,799		$12,002,028	$76,123,283	$14,845,356	$3,419,236	$33,880,277	$4,273,866
Service Class	386,013	8,974		431,337	781,047		321,422	2,898,683	1,922,798	1,816,203	300,611	781,730
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	393,954	87,389		186,019	92,121		129,142	1,243,270	252,967	27,674	272,756	34,456
Service Class	15,396	733		10,862	8,254		4,263	75,580	43,264	17,518	2,856	8,966
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$23.17	$13.47		$50.16	$120.26		$92.94	$61.23	$58.68	$123.55	$124.21	$124.04
Service Class	25.07	12.24		39.71	94.63		75.40	38.35	44.44	103.68	105.26	87.19
(a) Includes securities on loan valued at:	$307,803	$—		$—	$—		$—	$103,250	$—	$358	$—	$—

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

190  ::  Statements of Assets and Liabilities  ::  July 31, 2026

July 31, 2026  ::  Statements of Assets and Liabilities  ::  191

	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq‑100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$7,457,704		$1,754,015	$74,923,256	$6,844,961		$6,832,056	$33,188,117	$1,671,412		$7,875,000	$539,000	$9,965,000
Securities, at value(a)	3,223,637		2,488,918	67,476,805	8,955,460		6,055,643	44,873,575	2,471,967		—	—	—
Repurchase agreements, at value	5,838,000		—	57,775,000	2,521,000		2,577,000	19,789,000	848,000		7,875,000	539,000	9,965,000
Total Investment Securities, at value	9,061,637		2,488,918	125,251,805	11,476,460		8,632,643	64,662,575	3,319,967		7,875,000	539,000	9,965,000
Cash	532		—	514	620		350	382	990		195	349	1
Segregated cash balances for futures contracts with brokers	—		—	1,694,102	—		—	—	—		—	—	—
Segregated cash balances for swap agreements with custodian	839		—	699	1,433		829	996	784		1,000	—	—
Segregated cash balances for forward currency contracts with custodian	—		—	—	—		—	—	—		—	—	556
Dividends and interest receivable	1,199		727	17,521	288		3,284	2,022	564		766	52	969
Receivable for capital shares issued	2,033		5,447	9,553,384	296,845		103,228	1,104,975	50,758		402,503	137	72,959
Receivable for investments sold	—		220,005	—	—		—	—	—		—	—	—
Receivable for closed forward currency contracts	—		—	—	—		—	—	—		—	—	4,769
Due from Advisor under a Receivables Agreement	—		—	—	—		—	—	—		—	—	681,051
Due from Advisor under an expense limitation agreement	—		1,889	—	—		—	—	3,050		—	1,123	—
Unrealized appreciation on swap agreements	—		—	482,696	—		—	—	1,327		231,618	6,377	—
Unrealized appreciation on forward currency contracts	—		—	—	—		—	—	—		—	—	532
Variation margin on futures contracts	—		—	66,047	—		—	—	—		—	—	—
Prepaid expenses	17,402		22,839	39,824	17,661		16,815	25,338	39,115		17,912	6,670	10,053
TOTAL ASSETS	9,083,642		2,739,825	137,106,592	11,793,307		8,757,149	65,796,288	3,416,555		8,528,994	553,708	10,735,890
LIABILITIES:
Cash overdraft	—		10,926	—	—		—	—	—		—	—	—
Payable for collateral for securities loaned	2,695		—	627,548	138,009		—	836,141	—		—	—	—
Payable for capital shares redeemed	35		228,055	38,325,677	272,980		128,199	7,787,573	136,136		212,786	5,903	45,592
Unrealized depreciation on forward currency contracts	—		—	—	—		—	—	—		—	—	96,767
Unrealized depreciation on swap agreements	19,392		—	—	198,324		67,766	616,988	1,457		—	—	—
Advisory fees payable	1,086		—	75,815	7,265		3,791	36,053	—		1,528	—	5,344
Management services fees payable	217		—	16,246	1,453		759	7,211	—		306	1	1,069
Administration and fund accounting fees payable	640		380	14,410	1,498		805	7,258	607		834	68	1,200
Distribution and services fees payable—Service Class	680		319	9,280	704		479	2,925	173		69	1	4
Transfer agent fees payable	348		170	8,534	762		381	3,876	454		461	47	1,127
Trustee fees payable	1		1	19	3		1	15	1		1	—	2
Compliance services fees payable	8		4	245	21		14	102	9		13	2	19
Service fees payable	12		7	349	31		21	155	14		20	1	30
Other accrued expenses	1,954		1,540	82,550	8,120		3,010	46,014	2,513		3,399	179	70,919
TOTAL LIABILITIES	27,068		241,402	39,160,673	629,170		205,226	9,344,311	141,364		219,417	6,202	222,073
Commitments and contingencies (Note 4)
NET ASSETS	$9,056,574		$2,498,423	$97,945,919	$11,164,137		$8,551,923	$56,451,977	$3,275,191		$8,309,577	$547,506	$10,513,817
NET ASSETS CONSIST OF:
Capital	$8,023,562		$2,721,550	$35,843,964	$20,544,554		$6,174,954	$75,643,743	$5,286,963		$49,100,857	$4,072,362	$12,729,590
Total distributable earnings (loss)	1,033,012	(223,127)		62,101,955	(9,380,417)		2,376,969	(19,191,766)	(2,011,772)		(40,791,280)	(3,524,856)	(2,215,773)
NET ASSETS	$9,056,574		$2,498,423	$97,945,919	$11,164,137		$8,551,923	$56,451,977	$3,275,191		$8,309,577	$547,506	$10,513,817
NET ASSETS:
Investor Class	$4,642,833		$2,121,405	$87,663,901	$10,606,011		$7,723,447	$53,197,169	$3,083,285		$8,226,227	$545,468	$10,509,042
Service Class	4,413,741		377,018	10,282,018	558,126		828,476	3,254,808	191,906		83,350	2,038	4,775
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	31,471		15,811	1,518,677	81,878		172,913	411,975	67,452		185,099	36,879	353,263
Service Class	38,854		3,648	234,671	4,995		22,495	30,553	4,553		2,016	145	189
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$147.53		$134.17	$57.72	$129.53		$44.67	$129.13	$45.71		$44.44	$14.79	$29.75
Service Class	113.60		103.35	43.81	111.74		36.83	106.53	42.15		41.34	14.06	25.26
(a) Includes securities on loan valued at:	$2,597		$—	$593,651	$138,522		$—	$790,998	$—		$—	$—	$—

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

192  ::  Statements of Assets and Liabilities  ::  July 31, 2026

July 31, 2026  ::  Statements of Assets and Liabilities  ::  193

	Semiconductor UltraSector ProFund	Short Energy ProFund	Short Nasdaq‑100 ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund		Small-Cap Value ProFund	Technology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$248,214,866	$1,573,000		$3,415,000	$15,606,000	$738,000		$677,000		$6,752,674		$6,853,116	$6,685,311	$63,914,039
Securities, at value(a)	374,146,891	—		—	—	—		—		8,516,095		2,633,161	7,588,865	90,499,748
Repurchase agreements, at value	150,703,000	1,573,000		3,415,000	15,606,000	738,000		677,000		32,000		5,489,000	—	20,866,000
Total Investment Securities, at value	524,849,891	1,573,000		3,415,000	15,606,000	738,000		677,000		8,548,095		8,122,161	7,588,865	111,365,748
Cash	640	441		630	703	845		136		871		8,676	264	257
Segregated cash balances for futures contracts with brokers	—	—		—	—	—		—		—		93,718	—	—
Segregated cash balances for swap agreements with custodian	1,256	470		742	387	52		419		—		60	—	875
Dividends and interest receivable	79,089	153		332	1,518	72		66		1,030		1,265	3,480	16,883
Receivable for capital shares issued	8,157,443	174		28,700	73,839	20		40,098		103,084		29	986	638,598
Receivable for investments sold	172,820,543	—		—	—	—		—		—		1,184	339,815	673,727
Due from Advisor under an expense limitation agreement	—	179		924	—	4,431		3,540		—		—	—	—
Unrealized appreciation on swap agreements	—	—		—	154,740	3,317		2,323		—		—	—	—
Prepaid expenses	52,626	18,307		13,472	9,039	17,071		12,800		16,746		16,398	21,706	46,391
TOTAL ASSETS	705,961,488	1,592,724		3,459,800	15,846,226	763,808		736,382		8,669,826		8,243,491	7,955,116	112,742,479
LIABILITIES:
Payable for investments purchased	—	—		—	—	—		—		134,533		—	13,784	—
Payable for collateral for securities loaned	483,199	—		—	—	—		—		—		12,985	36,827	—
Payable for capital shares redeemed	2,932,337	736,556		53,000	25,966	64,322		—		—		295,144	328,692	717,328
Unrealized depreciation on swap agreements	38,333,665	12,977		50,905	—	356		—		—		30,229	—	1,483,562
Variation margin on futures contracts	—	—		—	—	—		—		—		3,123	—	—
Advisory fees payable	468,026	—		—	15,032	—		—		6,017		3,867	3,585	75,306
Management services fees payable	93,606	—		—	3,007	—		—		1,204		773	717	15,061
Administration and fund accounting fees payable	81,177	160		381	1,824	70		85		1,042		1,477	791	12,941
Distribution and services fees payable—Service Class	19,577	54		265	24	—		6		1,113		1,031	645	5,155
Transfer agent fees payable	37,185	74		202	696	46		80		646		613	417	6,135
Trustee fees payable	85	—		1	2	—		—		1		1	1	13
Compliance services fees payable	1,314	3		7	30	1		2		10		13	7	212
Service fees payable	2,001	4		9	45	2		2		25		21	16	323
Other accrued expenses	355,389	259		1,665	7,386	207		1,023		2,293		6,452	3,724	61,799
TOTAL LIABILITIES	42,807,561	750,087		106,435	54,012	65,004		1,198		146,884		355,729	389,206	2,377,835
Commitments and contingencies (Note 4)
NET ASSETS	$663,153,927	$842,637		$3,353,365	$15,792,214	$698,804		$735,184		$8,522,942		$7,887,762	$7,565,910	$110,364,644
NET ASSETS CONSIST OF:
Capital	$301,879,391	$3,287,443		$22,937,315	$30,703,952	$5,859,118		$18,048,351		$7,055,892		$5,917,654	$10,266,042	$50,354,920
Total distributable earnings (loss)	361,274,536	(2,444,806)		(19,583,950)	(14,911,738)	(5,160,314)		(17,313,167)		1,467,050		1,970,108	(2,700,132)	60,009,724
NET ASSETS	$663,153,927	$842,637		$3,353,365	$15,792,214	$698,804		$735,184		$8,522,942		$7,887,762	$7,565,910	$110,364,644
NET ASSETS:
Investor Class	$641,557,474	$840,928		$3,129,176	$15,685,083	$698,794		$727,177		$7,226,420		$6,856,091	$7,080,427	$104,170,767
Service Class	21,596,453	1,709		224,189	107,131	10		8,007		1,296,522		1,031,671	485,483	6,193,877
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	8,175,684	87,223		102,324	4,535,806	99,001		22,755		52,424		47,287	51,887	1,748,268
Service Class	438,142	192		8,596	31,425	2		268		12,904		9,111	4,634	141,238
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$78.47	$9.64		$30.58	$3.46	$7.06		$31.96		$137.85		$144.99	$136.46	$59.59
Service Class	49.29	8.90		26.08	3.41	5.88	(b)	29.83	(c)	100.47		113.23	104.77	43.85
(a) Includes securities on loan valued at:	$373,748	$—		$—	$—	$—		$—		$—		$12,158	$35,673	$—

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

(b)
The net asset value has been calculated using unrounded net assets of $10.24 and unrounded shares outstanding of 1.74.
(c)
The net asset value has been calculated using unrounded net assets of $8,006.64 and unrounded shares outstanding of 268.41.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

194  ::  Statements of Assets and Liabilities  ::  July 31, 2026

July 31, 2026  ::  Statements of Assets and Liabilities  ::  195

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq‑100 ProFund
ASSETS:
Total Investment Securities, at cost	$5,183,000	$77,323,133		$15,351,026	$22,662,027	$7,773,199		$4,321,000	$29,851,000	$11,600,102	$34,756,337	$614,229,256
Securities, at value(a)	—	138,720,845		19,234,341	34,041,248	10,725,246		—	—	15,507,107	29,876,739	1,002,171,475
Repurchase agreements, at value	5,183,000	38,790,000		2,257,000	12,782,000	1,709,000		4,321,000	29,851,000	2,545,000	17,103,000	276,817,000
Total Investment Securities, at value	5,183,000	177,510,845		21,491,341	46,823,248	12,434,246		4,321,000	29,851,000	18,052,107	46,979,739	1,278,988,475
Cash	141	825		991	35,233	961		628	831	214	416	4,035,221
Segregated cash balances for futures contracts with brokers	49,755	2,097,563		—	363,019	—		—	10,504,907	—	588,468	19,905,705
Segregated cash balances for swap agreements with custodian	149	751		308	1,210	667		927	—	160	183	553
Dividends and interest receivable	616	73,488		1,090	16,008	25,146		420	29,101	95,519	8,755	194,702
Receivable for capital shares issued	66,328	1,108,493		118,306	434,302	149,356		424,219	575,359	7,639	37,324	4,290,075
Unrealized appreciation on swap agreements	—	1,855,516		1,069,753	243,172	296,513		99,723	—	266,609	—	9,724,403
Variation margin on futures contracts	—	178,868		—	14,219	—		—	—	—	—	2,526,908
Prepaid expenses	8,207	29,491		9,171	17,353	14,021		13,436	9,746	5,465	12,699	161,236
TOTAL ASSETS	5,308,196	182,855,840		22,690,960	47,947,764	12,920,910		4,860,353	40,970,944	18,427,713	47,627,584	1,319,827,278
LIABILITIES:
Payable for collateral for securities loaned	—	7,676		2,138,158	—	1,194,314		—	—	817,213	30,430	10,429,721
Payable for capital shares redeemed	698,063	3,294,252		1,393,168	216,729	232,434		118,800	195,098	10,005	370,644	37,639,556
Unrealized depreciation on swap agreements	107,364	—		—	—	—		—	6,496	—	521,826	—
Variation margin on futures contracts	4,712	—		—	—	—		—	565,644	—	14,885	—
Advisory fees payable	5,313	118,735		11,640	30,399	11,504		2,355	37,778	2,581	27,353	882,235
Management services fees payable	1,063	23,747		2,328	6,080	2,301		471	6,296	516	5,471	176,448
Administration and fund accounting fees payable	863	20,872		2,161	5,271	1,301		570	5,822	1,900	4,863	154,209
Distribution and services fees payable—Service Class	34	2,264		997	1,893	58		269	598	28	1,062	23,959
Transfer agent fees payable	395	10,384		963	2,790	622		256	3,120	1,448	2,194	85,409
Trustee fees payable	1	26		3	6	2		1	5	3	5	196
Compliance services fees payable	10	314		32	77	20		8	89	29	71	2,572
Service fees payable	19	511		51	131	31		13	134	43	118	3,780
Other accrued expenses	2,929	82,851		11,649	24,358	5,249		2,591	15,754	10,230	17,998	813,315
TOTAL LIABILITIES	820,766	3,561,632		3,561,150	287,734	1,447,836		125,334	836,834	843,996	996,920	50,211,400
Commitments and contingencies (Note 4)
NET ASSETS	$4,487,430	$179,294,208		$19,129,810	$47,660,030	$11,473,074		$4,735,019	$40,134,110	$17,583,717	$46,630,664	$1,269,615,878
NET ASSETS CONSIST OF:
Capital	$115,228,399	$73,497,454		$75,346,838	$20,107,549	$12,978,874		$4,018,399	$28,784,734	$40,199,619	$29,820,966	$509,255,168
Total distributable earnings (loss)	(110,740,969)	105,796,754		(56,217,028)	27,552,481	(1,505,800)		716,620	11,349,376	(22,615,902)	16,809,698	760,360,710
NET ASSETS	$4,487,430	$179,294,208		$19,129,810	$47,660,030	$11,473,074		$4,735,019	$40,134,110	$17,583,717	$46,630,664	$1,269,615,878
NET ASSETS:
Investor Class	$4,377,121	$176,249,222		$18,195,088	$45,773,620	$11,403,348		$4,028,233	$39,085,460	$17,548,847	$42,189,328	$1,243,514,552
Service Class	110,309	3,044,986		934,722	1,886,410	69,726		706,786	1,048,650	34,870	4,441,336	26,101,326
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	719,910	968,139		1,029,272	433,040	141,844		130,729	447,978	623,323	490,342	8,368,341
Service Class	20,357	23,864		62,022	21,906	973		27,412	17,756	1,308	67,830	281,509
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$6.08	$182.05		$17.68	$105.70	$80.39		$30.81	$87.25	$28.15	$86.04	$148.60
Service Class	5.42	127.60		15.07	86.11	71.66		25.78	59.06	26.66	65.48	92.72
(a) Includes securities on loan valued at:	$—	$5,150		$2,124,018	$—	$1,172,816		$—	$—	$784,409	$29,621	$9,899,507

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

196  ::  Statements of Assets and Liabilities  ::  July 31, 2026

July 31, 2026  ::  Statements of Assets and Liabilities  ::  197

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq‑100 ProFund		UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$2,383,000	$1,566,000		$1,199,000	$2,482,000	$1,673,000		$336,000		$371,000		$14,063,000	$2,098,000	$41,207,803
Securities, at value	—	—		—	—	—		—		—		—	—	39,912,000
Repurchase agreements, at value	2,383,000	1,566,000		1,199,000	2,482,000	1,673,000		336,000		371,000		14,063,000	2,098,000	17,648,000
Total Investment Securities, at value	2,383,000	1,566,000		1,199,000	2,482,000	1,673,000		336,000		371,000		14,063,000	2,098,000	57,560,000
Cash	438	369		905	790	183		175		448		468	360	113,825
Segregated cash balances for futures contracts with brokers	—	—		—	—	481,436		—		—		323,035	44,671	1,335,475
Segregated cash balances for swap agreements with custodian	164	826		800	945	—		817		458		110	1,041	898
Dividends and interest receivable	232	152		117	242	1,242		33		36		1,954	286	11,433
Receivable for capital shares issued	49,163	3,578		86,514	26,465	162,085		13,725		2,500		1,306,754	355,229	116,733
Receivable for investments sold	—	—		—	—	—		—		—		—	—	18,635
Due from Advisor under an expense limitation agreement	3,121	1,653		—	481	269		4,827		2,795		—	3,310	—
Unrealized appreciation on swap agreements	—	—		—	—	1,506		—		6,864		—	25,397	—
Variation margin on futures contracts	—	—		—	—	—		—		—		—	1,755	—
Prepaid expenses	7,093	15,275		12,325	12,582	10,592		4,430		6,998		15,512	8,922	13,244
TOTAL ASSETS	2,443,211	1,587,853		1,299,661	2,523,505	2,330,313		360,007		391,099		15,710,833	2,538,971	59,170,243
LIABILITIES:
Payable for capital shares redeemed	15,302	143,686		18,413	772,314	159,235		—		1,823		507,198	92,917	1,295,068
Unrealized depreciation on swap agreements	165,411	7,147		83,203	65,177	—		9,795		—		289,476	—	462,133
Variation margin on futures contracts	—	—		—	—	12,551		—		—		13,754	—	44,502
Advisory fees payable	—	—		30	—	—		—		—		18,470	—	39,825
Management services fees payable	—	—		6	—	—		—		—		3,694	—	7,965
Administration and fund accounting fees payable	174	159		158	233	249		42		58		2,243	255	7,512
Distribution and services fees payable—Service Class	2	193		3	2	—		1		—		5	14	886
Transfer agent fees payable	117	80		71	104	92		23		37		924	120	3,407
Trustee fees payable	—	—		—	—	—		—		—		2	1	8
Compliance services fees payable	3	2		2	4	3		1		1		25	3	107
Service fees payable	4	4		4	5	6		1		1		51	5	171
Other accrued expenses	533	589		395	941	640		238		84		9,567	2,922	59,656
TOTAL LIABILITIES	181,546	151,860		102,285	838,780	172,776		10,101		2,004		845,409	96,237	1,921,240
Commitments and contingencies (Note 4)
NET ASSETS	$2,261,665	$1,435,993		$1,197,376	$1,684,725	$2,157,537		$349,906		$389,095		$14,865,424	$2,442,734	$57,249,003
NET ASSETS CONSIST OF:
Capital	$12,617,991	$27,717,921		$15,090,745	$21,810,499	$15,195,528		$18,275,566		$12,155,144		$126,569,647	$61,463,285	$52,699,861
Total distributable earnings (loss)	(10,356,326)	(26,281,928)		(13,893,369)	(20,125,774)	(13,037,991)		(17,925,660)		(11,766,049)		(111,704,223)	(59,020,551)	4,549,142
NET ASSETS	$2,261,665	$1,435,993		$1,197,376	$1,684,725	$2,157,537		$349,906		$389,095		$14,865,424	$2,442,734	$57,249,003
NET ASSETS:
Investor Class	$2,258,163	$1,210,034		$1,194,656	$1,682,757	$2,157,396		$348,726		$389,081		$14,857,856	$2,426,562	$56,411,312
Service Class	3,502	225,959		2,720	1,968	141		1,180		14		7,568	16,172	837,691
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	886,758	162,123		195,135	199,769	185,026		26,335		20,528		1,209,467	105,759	563,295
Service Class	1,570	34,966		496	254	12		98		1		668	746	10,681
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$2.55	$7.46		$6.12	$8.42	$11.66		$13.24		$18.95		$12.28	$22.94	$100.15
Service Class	2.23	6.46		5.48	7.75	11.64	(a)	12.10	(b)	16.73	(c)	11.33	21.68	78.43

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

(a)
The net asset value has been calculated using unrounded net assets of $140.75 and unrounded shares outstanding of 12.09.
(b)
The net asset value has been calculated using unrounded net assets of $1,180.27 and unrounded shares outstanding of 97.55.
(c)
The net asset value has been calculated using unrounded net assets of $14.19 and unrounded shares outstanding of 0.848.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

198  ::  Statements of Assets and Liabilities  ::  July 31, 2026

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$5,390,000	$2,957,106
Securities, at value	—	6,615,672
Repurchase agreements, at value	5,390,000	1,416,000
Total Investment Securities, at value	5,390,000	8,031,672
Cash	91	534
Segregated cash balances for swap agreements with custodian	2,000	1,602
Dividends and interest receivable	524	2,086
Receivable for capital shares issued	181,362	33,659
Due from Advisor under an expense limitation agreement	2,427	—
Prepaid expenses	19,179	36,131
TOTAL ASSETS	5,595,583	8,105,684
LIABILITIES:
Payable for capital shares redeemed	3,189,436	19,767
Unrealized depreciation on swap agreements	134,096	231,102
Advisory fees payable	—	5,535
Management services fees payable	—	1,107
Administration and fund accounting fees payable	453	1,129
Distribution and services fees payable—Service Class	203	238
Transfer agent fees payable	277	529
Trustee fees payable	1	2
Compliance services fees payable	8	16
Service fees payable	11	24
Other accrued expenses	2,214	8,490
TOTAL LIABILITIES	3,326,699	267,939
Commitments and contingencies (Note 4)
NET ASSETS	$2,268,884	$7,837,745
NET ASSETS CONSIST OF:
Capital	$12,123,430	$7,779,364
Total distributable earnings (loss)	(9,854,546)	58,381
NET ASSETS	$2,268,884	$7,837,745
NET ASSETS:
Investor Class	$2,034,463	$7,570,337
Service Class	234,421	267,408
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	67,948	89,131
Service Class	8,686	3,402
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$29.94	$84.93
Service Class	26.99	78.60

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Statements of Operations

200  ::  Statements of Operations  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Operations  ::  201

Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund	Consumer Staples UltraSector ProFund	Energy UltraSector ProFund
Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026
INVESTMENT INCOME:
Dividends	$—	$—	$176,207	$—	$123,952	$517,786	$259,037	$193,077	$88,791	$718,633
Interest	32,672	521,498	64,856	261,594	1,111,253	759,521	228,013	235,414	35,429	249,170
Foreign tax withholding	—	—	—	—	—	(123)	—	—	—	—
Net income from securities lending	—	—	791	—	71,902	377	16,853	—	15	—
TOTAL INVESTMENT INCOME	32,672	521,498	241,854	261,594	1,307,107	1,277,561	503,903	428,491	124,235	967,803
EXPENSES:
Advisory fees	9,354	115,504	63,783	52,464	966,057	473,773	212,468	223,588	32,712	238,407
Management services fees	1,871	23,101	12,757	10,493	193,212	94,755	42,494	44,718	6,542	47,682
Administration and fund accounting fees	1,153	17,635	10,254	8,032	148,030	73,808	32,223	34,767	5,129	35,615
Distribution and service fees—Service Class	47	23,645	5,449	3,526	29,764	86,199	5,310	7,176	3,777	10,210
Transfer agency fees	539	6,494	3,633	3,375	41,378	32,775	8,763	9,509	1,828	12,092
Administrative services fees	1,830	19,769	11,581	7,950	207,862	70,042	48,484	49,925	5,634	45,424
Registration and filing fees	32,074	37,795	35,721	53,693	46,721	72,413	89,506	89,255	44,939	84,194
Custody fees	188	2,365	1,477	1,026	19,813	9,588	4,899	4,793	900	5,682
Trustee fees	19	195	103	98	1,405	784	346	382	62	347
Compliance service fees	9	67	43	10	744	318	142	104	19	171
Service fees	133	329	247	195	3,912	1,754	796	813	128	971
Other fees	2,943	11,635	9,596	6,702	131,523	55,379	38,181	33,586	6,070	33,618
Recoupment of prior expenses reduced by Advisor	—	8,039	—	—	—	—	18,631	—	—	—
Total Gross Expenses before reductions	50,160	266,573	154,644	147,564	1,790,421	971,588	502,243	498,616	107,740	514,413
Expenses reduced and reimbursed by the Advisor	(27,723)	—	—	(19,470)	—	—	—	—	(26,316)	—
Fees paid indirectly	(188)	(2,361)	(35)	(53)	(1,496)	(109)	(42)	(94)	(11)	(14)
TOTAL NET EXPENSES	22,249	264,212	154,609	128,041	1,788,925	971,479	502,201	498,522	81,413	514,399
NET INVESTMENT INCOME (LOSS)	10,423	257,286	87,245	133,553	(481,818)	306,082	1,702	(70,031)	42,822	453,404
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	814,838	—	15,018,706	9,037,024	5,045	3,617,163	22,549	1,841,293
Net realized gains (losses) on futures contracts	—	—	—	(113,138)	—	678,417	—	—	—	—
Net realized gains (losses) on swap agreements	(21,423)	131,706	750,730	(381,377)	34,544,498	(892,039)	(1,686,456)	(1,553,061)	(26,318)	5,548,717
Change in net unrealized appreciation/depreciation on investment securities	—	—	460,086	—	26,222,095	(1,534,645)	(431,564)	(2,296,188)	96,058	5,004,282
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	21,048	—	(126,118)	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(10,394)	78,142	327,823	(401,759)	(1,791,405)	279,417	824,787	1,977,927	106,983	(135,357)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(31,817)	209,848	2,353,477	(875,226)	73,993,894	7,442,056	(1,288,188)	1,745,841	199,272	12,258,935
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,394)	$467,134	$2,440,722	$(741,673)	$73,512,076	$7,748,138	$(1,286,486)	$1,675,810	$242,094	$12,712,339

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

202  ::  Statements of Operations  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Operations  ::  203

Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund	Mid-Cap Growth ProFund
Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026
INVESTMENT INCOME:
Dividends	$166,479	$—	$181,328	$259,541	$99,639	$227,145	$118,615	$210,289	$287,549	$39,138
Interest	—	51,324	129,691	150,222	84,633	702,466	1,277	1,450	182,828	435
Foreign tax withholding	(11,766)	—	—	—	—	—	(21)	(25)	—	(99)
Net income from securities lending	2,755	—	—	—	—	58	2	62	—	3,238
TOTAL INVESTMENT INCOME	157,468	51,324	311,019	409,763	184,272	929,669	119,873	211,776	470,377	42,712
EXPENSES:
Advisory fees	42,870	10,356	116,898	144,945	78,537	661,364	149,059	82,570	154,103	37,052
Management services fees	8,574	2,071	23,380	28,989	15,708	132,273	29,812	16,514	30,821	7,410
Administration and fund accounting fees	6,583	1,564	18,793	22,265	12,307	101,602	24,051	14,281	22,986	6,570
Distribution and service fees—Service Class	7,396	123	4,979	8,552	4,697	35,778	18,504	18,515	5,196	6,943
Transfer agency fees	2,595	510	5,460	6,859	4,002	31,017	9,175	4,940	9,500	2,133
Administrative services fees	7,006	2,032	25,611	30,395	15,295	122,191	25,926	14,519	33,774	6,503
Registration and filing fees	31,123	26,935	76,473	60,349	75,734	50,689	69,355	94,106	46,767	31,430
Custody fees	6,356	10,078	2,436	2,908	3,121	14,286	3,863	3,317	3,374	1,136
Trustee fees	67	17	179	244	117	1,081	278	126	296	55
Compliance service fees	28	5	49	90	66	400	62	16	111	23
Licensing fees	—	6,632	4,032	5,969	3,711	16,989	2,721	1,467	5,986	433
Service fees	168	39	397	561	323	2,453	554	269	647	143
Other fees	5,578	2,638	15,172	15,508	9,267	62,324	17,707	10,042	14,324	5,494
Recoupment of prior expenses reduced by Advisor	—	—	—	—	—	—	—	—	33,000	—
Total Gross Expenses before reductions	118,344	63,000	293,859	327,634	222,885	1,232,447	351,067	260,682	360,885	105,325
Expenses reduced and reimbursed by the Advisor	(9,192)	(38,273)	(27,459)	—	(31,746)	—	—	(46,199)	(17,576)	(10,445)
Fees paid indirectly	—	(25)	(46)	(83)	(45)	(288)	—	—	(62)	(1)
TOTAL NET EXPENSES	109,152	24,702	266,354	327,551	191,094	1,232,159	351,067	214,483	343,247	94,879
NET INVESTMENT INCOME (LOSS)	48,316	26,622	44,665	82,212	(6,822)	(302,490)	(231,194)	(2,707)	127,130	(52,167)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	95,385	—	887,466	1,727,608	(1,824,338)	12,544,346	3,335,675	1,318,762	1,194,196	503,906
Net realized gains (losses) on swap agreements	—	—	(804,375)	1,371,882	(1,317,627)	(4,491,865)	—	—	676,470	—
Net realized gains (losses) on foreign currency contracts	—	(101,307)	—	—	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	1,562,088	—	(767,267)	637,732	678,827	(14,594,883)	425,687	382,579	86,537	362,929
Change in net unrealized appreciation/depreciation on swap agreements	—	—	480,193	308,057	(70,024)	2,231,789	—	—	190,748	—
Change in net unrealized appreciation/depreciation on foreign currency contracts	—	57,405	—	—	—	—	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,657,473	(43,902)	(203,983)	4,045,279	(2,533,162)	(4,310,613)	3,761,362	1,701,341	2,147,951	866,835
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,705,789	$(17,280)	$(159,318)	$4,127,491	$(2,539,984)	$(4,613,103)	$3,530,168	$1,698,634	$2,275,081	$814,668

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

204  ::  Statements of Operations  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Operations  ::  205

Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq‑100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund
Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026
INVESTMENT INCOME:
Dividends	$51,252	$55,042	$506,110	$180,872	$23,815	$1,067,364	$98,722	$—	$—	$—
Interest	57,868	89	2,248,133	131,504	32,358	840,538	36,585	315,254	22,662	331,307
Foreign tax withholding	(67)	—	(1,604)	—	—	(108,410)	—	—	—	—
Net income from securities lending	74	10	246	425	127	253	—	—	—	—
TOTAL INVESTMENT INCOME	109,127	55,141	2,752,885	312,801	56,300	1,799,745	135,307	315,254	22,662	331,307
EXPENSES:
Advisory fees	40,316	27,134	959,558	116,860	31,585	718,153	33,232	63,041	4,697	72,275
Management services fees	8,063	5,427	205,620	23,372	6,317	143,631	6,646	12,608	939	14,455
Administration and fund accounting fees	7,771	5,277	156,786	17,928	4,860	110,707	5,049	9,573	693	11,051
Distribution and service fees—Service Class	14,127	3,876	96,496	5,930	3,198	54,143	3,003	836	151	239
Transfer agency fees	3,137	1,559	58,670	6,173	1,608	37,679	1,849	3,245	280	7,139
Administrative services fees	4,873	4,989	194,605	21,773	5,658	127,536	6,254	12,066	822	4,345
Registration and filing fees	33,641	52,001	152,417	32,006	29,595	61,255	59,379	47,740	26,591	28,808
Custody fees	816	1,611	20,803	2,933	614	20,256	1,129	1,299	97	9,017
Trustee fees	71	29	1,690	203	42	1,159	53	104	7	118
Compliance service fees	23	26	613	77	24	477	19	37	3	48
Licensing fees	665	261	60,566	4,628	1,472	19,864	1,317	—	—	45,190
Service fees	152	94	3,813	473	121	2,871	129	235	18	283
Other fees	5,202	4,908	101,166	12,057	4,582	69,379	4,386	8,228	2,317	8,372
Total Gross Expenses before reductions	118,857	107,192	2,012,803	244,413	89,676	1,367,110	122,445	159,012	36,615	201,340
Expenses reduced and reimbursed by the Advisor	(9,015)	(38,918)	—	—	(11,466)	—	(40,550)	(12,676)	(25,295)	(29,550)
Fees paid indirectly	(32)	—	(1,183)	(22)	(51)	(1,768)	(23)	(301)	(22)	(18)
TOTAL NET EXPENSES	109,810	68,274	2,011,620	244,391	78,159	1,365,342	81,872	146,035	11,298	171,772
NET INVESTMENT INCOME (LOSS)	(683)	(13,133)	741,265	68,410	(21,859)	434,403	53,435	169,219	11,364	159,535
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	561,927	206,027	15,477,502	2,960,168	669,343	(1,267,933)	163,067	—	—	—
Net realized gains (losses) on futures contracts	—	—	2,168,034	—	—	—	—	—	—	—
Net realized gains (losses) on swap agreements	(4,784)	—	9,894,614	4,435,079	1,655,037	8,023,356	(128,698)	(316,893)	(10,159)	—
Net realized gains (losses) on foreign currency contracts	—	—	—	—	—	—	—	—	—	484,263
Change in net unrealized appreciation/depreciation on investment securities	232,508	122,710	(604,858)	2,331,165	1,177,489	11,833,994	(101,313)	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(931,212)	—	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	36,020	—	650,181	31,605	24,999	408,285	90,924	585,907	12,432	—
Change in net unrealized appreciation/depreciation on foreign currency contracts	—	—	—	—	—	—	—	—	—	(307,338)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	825,671	328,737	26,654,261	9,758,017	3,526,868	18,997,702	23,980	269,014	2,273	176,925
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$824,988	$315,604	$27,395,526	$9,826,427	$3,505,009	$19,432,105	$77,415	$438,233	$13,637	$336,460

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

206  ::  Statements of Operations  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Operations  ::  207

Semiconductor UltraSector ProFund	Short Energy ProFund	Short Nasdaq‑100 ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund
Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026
INVESTMENT INCOME:
Dividends	$1,726,304	$—	$—	$—	$—	$—	$44,374	$43,490	$178,236	$464,471
Interest	5,693,284	38,238	130,971	436,376	26,111	34,261	214	133,119	1,426	771,571
Foreign tax withholding	(7,089)	—	—	—	—	—	—	(47)	—	(900)
Net income from securities lending	229	—	—	—	—	—	52	887	369	1
TOTAL INVESTMENT INCOME	7,412,728	38,238	130,971	436,376	26,111	34,261	44,640	177,449	180,031	1,235,143
EXPENSES:
Advisory fees	4,288,776	7,861	26,470	87,420	5,408	6,952	36,280	51,248	79,516	726,703
Management services fees	857,760	1,572	5,294	17,484	1,082	1,390	7,256	10,250	15,903	145,341
Administration and fund accounting fees	647,494	1,101	3,916	13,264	795	1,050	6,910	15,893	14,070	110,149
Distribution and service fees—Service Class	181,082	108	1,876	117	15	122	9,380	10,575	5,236	50,551
Transfer agency fees	185,966	365	1,363	3,617	254	469	2,511	4,348	6,662	33,042
Administrative services fees	855,876	1,424	4,111	19,184	972	615	4,885	4,825	15,674	139,891
Registration and filing fees	98,985	33,059	50,464	40,133	31,511	52,038	46,712	35,596	60,951	92,404
Custody fees	88,570	149	516	1,828	110	141	1,383	1,005	3,592	14,945
Trustee fees	6,818	11	42	151	9	11	51	84	128	1,200
Compliance service fees	2,825	5	12	60	3	8	21	33	27	449
Licensing fees	117,214	374	1,496	2,043	269	1,182	437	6,977	419	29,128
Service fees	16,587	28	98	356	20	26	140	193	342	2,750
Other fees	402,375	2,432	4,128	8,761	2,322	2,369	5,212	6,106	5,426	70,996
Recoupment of prior expenses reduced by Advisor	—	—	—	13,200	—	—	—	—	—	—
Total Gross Expenses before reductions	7,750,328	48,489	99,786	207,618	42,770	66,373	121,178	147,133	207,946	1,417,549
Expenses reduced and reimbursed by the Advisor	—	(29,705)	(35,065)	—	(29,905)	(49,735)	(25,692)	(14,852)	(13,985)	—
Fees paid indirectly	(5,807)	(20)	(23)	(23)	(15)	(16)	—	(78)	(7)	(441)
TOTAL NET EXPENSES	7,744,521	18,764	64,698	207,595	12,850	16,622	95,486	132,203	193,954	1,417,108
NET INVESTMENT INCOME (LOSS)	(331,793)	19,474	66,273	228,781	13,261	17,639	(50,846)	45,246	(13,923)	(181,965)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	19,320,403	—	—	—	—	—	694,835	611,857	2,933,944	4,965,154
Net realized gains (losses) on futures contracts	—	—	—	—	—	—	—	113,452	—	—
Net realized gains (losses) on swap agreements	184,889,791	(225,557)	(472,413)	(3,540,136)	(33,782)	(285,714)	—	830,138	—	16,749,364
Change in net unrealized appreciation/depreciation on investment securities	115,138,789	—	—	—	—	—	414,039	249,421	490,347	13,757,659
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	—	—	—	3,382	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(47,285,252)	(11,347)	(64,779)	(299,202)	(22,628)	(12,576)	—	54,693	—	(1,912,010)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	272,063,731	(236,904)	(537,192)	(3,839,338)	(56,410)	(298,290)	1,108,874	1,862,943	3,424,291	33,560,167
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$271,731,938	$(217,430)	$(470,919)	$(3,610,557)	$(43,149)	$(280,651)	$1,058,028	$1,908,189	$3,410,368	$33,378,202

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

208  ::  Statements of Operations  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Operations  ::  209

UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq‑100 ProFund
Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026
INVESTMENT INCOME:
Dividends	$—	$1,615,814	$241,363	$520,381	$198,781	$—	$—	$640,057	$354,977	$6,439,947
Interest	263,724	1,751,562	173,418	391,197	85,261	241,267	1,125,136	81,392	357,192	12,462,814
Foreign tax withholding	—	(341)	(496)	—	(26,063)	—	—	(60,947)	(290)	(22,049)
Net income from securities lending	—	1,269	32,521	—	23,349	—	—	6,536	9,472	3,915
TOTAL INVESTMENT INCOME	263,724	3,368,304	446,806	911,578	281,328	241,267	1,125,136	667,038	721,351	18,884,627
EXPENSES:
Advisory fees	52,679	1,353,469	193,000	318,561	95,190	48,818	293,042	116,287	271,684	9,810,229
Management services fees	10,536	270,695	38,600	63,713	19,038	9,764	48,841	23,257	54,337	1,962,055
Administration and fund accounting fees	8,659	207,976	29,861	48,608	14,603	7,460	39,672	17,479	42,925	1,484,031
Distribution and service fees—Service Class	307	25,031	9,428	18,047	2,502	2,225	5,060	2,441	14,110	244,659
Transfer agency fees	3,111	68,243	9,771	17,285	5,127	2,507	14,780	9,254	13,216	524,769
Administrative services fees	8,431	219,751	37,612	57,028	17,708	9,718	38,759	12,075	52,754	1,778,547
Registration and filing fees	53,769	94,511	34,467	37,658	36,743	35,353	31,839	31,762	31,609	435,350
Custody fees	914	27,933	26,230	6,349	12,884	971	5,157	38,864	5,488	202,017
Trustee fees	75	2,284	322	512	155	83	376	192	437	15,982
Compliance service fees	30	841	110	199	56	29	174	80	172	6,455
Service fees	200	5,095	714	1,223	363	192	961	473	1,048	36,870
Other fees	7,154	150,541	20,752	45,792	10,743	5,663	23,756	16,836	29,545	1,529,963
Recoupment of prior expenses reduced by Advisor	—	—	—	—	13,561	—	—	20,446	—	—
Total Gross Expenses before reductions	145,865	2,426,370	400,867	614,975	228,673	122,783	502,417	289,446	517,325	18,030,927
Expenses reduced and reimbursed by the Advisor	(20,462)	—	—	—	—	(4,617)	—	(10,930)	—	—
Fees paid indirectly	(72)	(1,627)	(257)	(289)	(96)	(78)	(2,471)	(86)	(206)	(25,990)
TOTAL NET EXPENSES	125,331	2,424,743	400,610	614,686	228,577	118,088	499,946	278,430	517,119	18,004,937
NET INVESTMENT INCOME (LOSS)	138,393	943,561	46,196	296,892	52,751	123,179	625,190	388,608	204,232	879,690
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	347,241	(1,541,409)	501,340	(40,448)	—	—	(142,313)	2,057,631	45,737,834
Net realized gains (losses) on futures contracts	(113,138)	4,499,788	—	301,937	—	—	25,063,617	—	549,116	16,729,094
Net realized gains (losses) on swap agreements	(2,092,056)	20,519,205	(6,473,636)	5,322,231	562,106	1,002,656	158,522	3,549,725	4,615,270	196,729,860
Change in net unrealized appreciation/depreciation on investment securities	—	19,589,740	(1,219,453)	4,953,783	1,013,853	—	—	3,335,092	2,432,998	122,610,741
Change in net unrealized appreciation/depreciation on futures contracts	21,048	(963,956)	—	34,125	—	—	(5,404,075)	—	(140,716)	(8,491,639)
Change in net unrealized appreciation/depreciation on swap agreements	(202,952)	3,370,809	1,849,418	1,018,394	441,009	414,687	(5,750)	214,339	359,951	18,549,903
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,387,098)	47,362,827	(7,385,080)	12,131,810	1,976,520	1,417,343	19,812,314	6,956,843	9,874,250	391,865,793
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,248,705)	$48,306,388	$(7,338,884)	$12,428,702	$2,029,271	$1,540,522	$20,437,504	$7,345,451	$10,078,482	$392,745,483

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

210  ::  Statements of Operations  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Operations  ::  211

UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq‑100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026	Year Ended July 31, 2026
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—	$—	$—	$—	$508,282
Interest	68,587	46,335	35,226	88,445	57,257	22,791	18,939	576,361	134,502	614,660
Foreign tax withholding	—	—	—	—	—	—	—	—	—	(605)
TOTAL INVESTMENT INCOME	68,587	46,335	35,226	88,445	57,257	22,791	18,939	576,361	134,502	1,122,337
EXPENSES:
Advisory fees	13,497	9,370	7,135	17,701	14,759	4,522	3,888	116,639	26,694	420,624
Management services fees	2,700	1,874	1,427	3,540	2,460	904	778	23,328	5,339	84,125
Administration and fund accounting fees	2,014	1,531	1,057	2,654	1,996	696	622	19,379	4,371	71,814
Distribution and service fees—Service Class	43	452	68	32	6	24	5	333	50	8,101
Transfer agency fees	872	470	431	766	522	351	267	5,776	1,412	20,095
Administrative services fees	1,899	1,600	824	3,862	2,606	650	570	20,277	4,516	84,639
Registration and filing fees	29,788	31,350	30,061	33,073	30,145	27,823	27,869	63,717	33,886	49,896
Custody fees	260	185	139	336	231	83	87	2,332	579	8,511
Trustee fees	22	15	9	26	18	9	6	188	44	672
Compliance service fees	7	5	6	11	10	1	2	66	16	283
Licensing fees	270	366	199	—	—	150	56	6,245	3,699	58,821
Service fees	49	36	28	69	47	17	14	459	98	1,587
Other fees	2,760	2,556	2,364	3,352	2,919	1,867	2,182	11,684	4,334	41,465
Recoupment of prior expenses reduced by Advisor	—	—	—	—	—	—	—	8,000	—	—
Total Gross Expenses before reductions	54,181	49,810	43,748	65,422	55,719	37,097	36,346	278,423	85,038	850,633
Expenses reduced and reimbursed by the Advisor	(22,025)	(27,106)	(26,719)	(23,363)	(26,409)	(26,320)	(27,097)	(6,890)	(21,575)	—
Fees paid indirectly	(79)	(13)	(28)	(17)	(113)	(21)	(15)	(150)	(58)	(810)
TOTAL NET EXPENSES	32,077	22,691	17,001	42,042	29,197	10,756	9,234	271,383	63,405	849,823
NET INVESTMENT INCOME (LOSS)	36,510	23,644	18,225	46,403	28,060	12,035	9,705	304,978	71,097	272,514
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—	—	—	—	—	—	5,635,923
Net realized gains (losses) on futures contracts	—	—	—	—	(2,099,322)	—	—	(498,115)	(127,362)	1,545,836
Net realized gains (losses) on swap agreements	653,027	(296,913)	(437,507)	(947,126)	(248,368)	(432,426)	(277,300)	(3,113,120)	(1,675,657)	13,023,654
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—	—	—	—	—	—	4,703,678
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	433,781	—	—	173,832	1,559	165,388
Change in net unrealized appreciation/depreciation on swap agreements	(232,577)	(57,473)	(98,868)	(145,550)	878	14,719	(11,239)	(508,849)	(123,435)	548,787
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	420,450	(354,386)	(536,375)	(1,092,676)	(1,913,031)	(417,707)	(288,539)	(3,946,252)	(1,924,895)	25,623,266
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$456,960	$(330,742)	$(518,150)	$(1,046,273)	$(1,884,971)	$(405,672)	$(278,834)	$(3,641,274)	$(1,853,798)	$25,895,780

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

212  ::  Statements of Operations  ::  For the Periods Indicated

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
	Year Ended July 31, 2026	Year Ended July 31, 2026
INVESTMENT INCOME:
Dividends	$—	$406,370
Interest	186,926	152,331
TOTAL INVESTMENT INCOME	186,926	558,701
EXPENSES:
Advisory fees	24,861	138,367
Management services fees	7,458	27,673
Administration and fund accounting fees	5,732	21,462
Distribution and service fees—Service Class	8,000	4,641
Transfer agency fees	2,699	6,130
Administrative services fees	5,157	29,487
Registration and filing fees	57,673	78,586
Custody fees	704	4,242
Trustee fees	64	226
Compliance service fees	23	94
Service fees	138	492
Other fees	4,325	22,176
Recoupment of prior expenses reduced by Advisor	—	12,129
Total Gross Expenses before reductions	116,834	345,705
Expenses reduced and reimbursed by the Advisor	(24,224)	—
Fees paid indirectly	(83)	(77)
TOTAL NET EXPENSES	92,527	345,628
NET INVESTMENT INCOME (LOSS)	94,399	213,073
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	457,490
Net realized gains (losses) on swap agreements	(174,334)	570,452
Change in net unrealized appreciation/depreciation on investment securities	—	(347,624)
Change in net unrealized appreciation/depreciation on swap agreements	(213,400)	(396,152)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(387,734)	284,166
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(293,335)	$497,239

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Statements of
Changes in Net Assets

214  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  215

Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$10,423	$4,269	$257,286	$360,235	$87,245	$229,578	$133,553	$332,541	$(481,818)	$(240,073)
Net realized gains (losses) on investments	(21,423)	(73,421)	131,706	458,095	1,565,568	494,636	(494,515)	(2,552,135)	49,563,204	(15,925,608)
Change in unrealized appreciation/depreciation on investments	(10,394)	13,524	78,142	(190,024)	787,909	(680,817)	(380,711)	378,982	24,430,690	(9,213,376)
Change in net assets resulting from operations	(21,394)	(55,628)	467,134	628,306	2,440,722	43,397	(741,673)	(1,840,612)	73,512,076	(25,379,057)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(258,878)	(472,168)	(114,122)	(248,980)	(263,810)	(320,726)	(641,469)	(18,763,367)
Service Class	—	—	(23,225)	(86,960)	(1,940)	(3,137)	(12,346)	(24,204)	(1,799)	(798,586)
Change in net assets resulting from distributions	—	—	(282,103)	(559,128)	(116,062)	(252,117)	(276,156)	(344,930)	(643,268)	(19,561,953)
Change in net assets resulting from capital transactions	(2,948,119)	3,263,691	(8,079,790)	6,789,017	54,779	(4,334,718)	(37,353,304)	40,954,698	(16,427,392)	(1,353,356)
Change in net assets	(2,969,513)	3,208,063	(7,894,759)	6,858,195	2,379,439	(4,543,438)	(38,371,133)	38,769,156	56,441,416	(46,294,366)
NET ASSETS:
Beginning of year	3,601,031	392,968	18,115,157	11,256,962	7,621,668	12,165,106	43,851,023	5,081,867	62,519,571	108,813,937
End of year	$631,518	$3,601,031	$10,220,398	$18,115,157	$10,001,107	$7,621,668	$5,479,890	$43,851,023	$118,960,987	$62,519,571
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$16,405,472	$12,574,982	$31,464,807	$71,717,958	$43,972,033	$70,700,602	$48,307,021	$312,113,963	$197,753,106	$33,200,990
Distributions reinvested	—	—	257,990	471,155	113,320	240,994	234,985	261,751	636,994	18,543,194
Value of shares redeemed	(19,407,203)	(9,297,901)	(39,312,150)	(65,941,746)	(43,543,178)	(75,151,443)	(85,898,965)	(271,435,295)	(215,410,486)	(53,640,527)
Service Class
Proceeds from shares issued	53,612	—	13,273,986	1,359,321	8,981,109	7,156,354	833,027	1,040,875	20,356,646	6,311,103
Distributions reinvested	—	—	23,225	86,960	1,940	3,137	12,346	24,204	1,744	794,036
Value of shares redeemed	—	(13,390)	(13,787,648)	(904,631)	(9,470,445)	(7,284,362)	(841,718)	(1,050,800)	(19,765,396)	(6,562,152)
Change in net assets resulting from capital transactions	$(2,948,119)	$3,263,691	$(8,079,790)	$6,789,017	$54,779	$(4,334,718)	$(37,353,304)	$40,954,698	$(16,427,392)	$(1,353,356)
SHARE TRANSACTIONS:
Investor Class
Issued	595,942	442,762	1,016,563	2,370,855	634,005	1,169,796	5,230,788	28,172,433	2,905,984	654,498
Reinvested	—	—	8,332	15,554	1,690	4,009	25,896	24,125	9,475	396,910
Redeemed	(703,021)	(327,427)	(1,270,631)	(2,182,436)	(631,509)	(1,251,504)	(8,950,901)	(24,273,291)	(3,079,954)	(1,080,977)
Service Class
Issued	2,406	—	426,686	44,639	143,179	130,707	102,335	102,269	582,768	229,119
Reinvested	—	—	748	2,878	32	58	1,524	2,488	49	32,623
Redeemed	—	(557)	(443,410)	(29,643)	(149,859)	(133,598)	(103,283)	(104,105)	(573,149)	(240,156)
Change in shares	(104,673)	114,778	(261,712)	221,847	(2,462)	(80,532)	(3,693,641)	3,923,919	(154,827)	(7,983)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

216  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  217

Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund	Consumer Staples UltraSector ProFund	Energy UltraSector ProFund
Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$306,082	$289,820	$1,702	$33,820	$(70,031)	$48,434	$42,822	$43,847	$453,404	$430,345
Net realized gains (losses) on investments	8,823,402	3,205,195	(1,681,411)	2,892,030	2,064,102	(2,929,508)	(3,769)	40,182	7,390,010	(10,482,071)
Change in unrealized appreciation/depreciation on investments	(1,381,346)	3,681,622	393,223	1,237,847	(318,261)	2,565	203,041	(66,791)	4,868,925	(4,892,295)
Change in net assets resulting from operations	7,748,138	7,176,637	(1,286,486)	4,163,697	1,675,810	(2,878,509)	242,094	17,238	12,712,339	(14,944,021)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(1,339,799)	(619,800)	(472,178)	(28,084)	—	(41,781)	(41,121)	(46,862)	(386,851)	(567,697)
Service Class	(193,719)	(45,317)	(12,935)	(56)	—	—	—	(1,018)	(12,594)	(20,946)
Change in net assets resulting from distributions	(1,533,518)	(665,117)	(485,113)	(28,140)	—	(41,781)	(41,121)	(47,880)	(399,445)	(588,643)
Change in net assets resulting from capital transactions	(8,253,568)	(2,964,501)	7,120,906	16,771,524	(31,753,078)	2,611,884	(339,703)	445,535	23,511,748	8,291,381
Change in net assets	(2,038,948)	3,547,019	5,349,307	20,907,081	(30,077,268)	(308,406)	(138,730)	414,893	35,824,642	(7,241,283)
NET ASSETS:
Beginning of year	54,777,519	51,230,500	30,407,337	9,500,256	50,782,151	51,090,557	3,775,392	3,360,499	17,639,833	24,881,116
End of year	$52,738,571	$54,777,519	$35,756,644	$30,407,337	$20,704,883	$50,782,151	$3,636,662	$3,775,392	$53,464,475	$17,639,833
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$438,533,467	$484,340,221	$279,341,263	$167,088,573	$218,598,162	$173,823,366	$143,548,758	$46,228,781	$374,573,656	$162,712,236
Distributions reinvested	1,331,735	615,326	470,750	28,016	—	41,431	40,972	46,418	384,007	564,506
Value of shares redeemed	(448,495,867)	(484,583,255)	(272,315,487)	(150,391,970)	(249,913,293)	(171,382,282)	(143,815,305)	(45,837,383)	(351,319,712)	(154,666,921)
Service Class
Proceeds from shares issued	207,254,842	103,509,547	11,620,959	9,432,722	4,198,675	5,341,025	13,542,518	5,008,347	19,041,476	9,956,466
Distributions reinvested	193,718	45,317	9,266	24	—	—	—	1,018	12,594	20,946
Value of shares redeemed	(207,071,463)	(106,891,657)	(12,005,845)	(9,385,841)	(4,636,622)	(5,211,656)	(13,656,646)	(5,001,646)	(19,180,273)	(10,295,852)
Change in net assets resulting from capital transactions	$(8,253,568)	$(2,964,501)	$7,120,906	$16,771,524	$(31,753,078)	$2,611,884	$(339,703)	$445,535	$23,511,748	$8,291,381
SHARE TRANSACTIONS:
Investor Class
Issued	5,295,402	6,675,661	4,895,580	3,443,715	2,868,494	2,546,404	1,833,586	597,233	7,108,080	3,881,406
Reinvested	16,206	8,356	8,022	595	—	556	572	628	9,468	14,335
Redeemed	(5,417,483)	(6,685,216)	(4,769,979)	(3,112,729)	(3,296,129)	(2,708,260)	(1,839,043)	(592,362)	(6,680,124)	(3,983,084)
Service Class
Issued	3,316,413	1,918,475	260,523	256,524	73,283	99,065	206,542	74,938	409,848	294,900
Reinvested	3,156	813	204	1	—	—	—	16	367	626
Redeemed	(3,335,152)	(1,967,307)	(269,935)	(255,887)	(80,424)	(96,709)	(207,080)	(74,942)	(413,228)	(303,555)
Change in shares	(121,458)	(49,218)	124,415	332,219	(434,776)	(158,944)	(5,423)	5,511	434,411	(95,372)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

218  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  219

Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund
Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$48,316	$45,155	$26,622	$46,168	$44,665	$164,415	$82,212	$82,491	$(6,822)	$20,083
Net realized gains (losses) on investments	95,385	(6,545)	(101,307)	156,184	83,091	2,608,374	3,099,490	264,059	(3,141,965)	1,493,158
Change in unrealized appreciation/depreciation on investments	1,562,088	135,271	57,405	(58,347)	(287,074)	(572,817)	945,789	(3,439,631)	608,803	603,029
Change in net assets resulting from operations	1,705,789	173,881	(17,280)	144,005	(159,318)	2,199,972	4,127,491	(3,093,081)	(2,539,984)	2,116,270
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(74,239)	—	(44,856)	(41,147)	—	(670,277)	(71,845)	(119,414)	(86,100)	(213,011)
Service Class	(4,783)	—	(23)	(66)	—	(15,041)	—	—	(4,340)	(10,521)
Change in net assets resulting from distributions	(79,022)	—	(44,879)	(41,213)	—	(685,318)	(71,845)	(119,414)	(90,440)	(223,532)
Change in net assets resulting from capital transactions	3,622,186	(121,235)	(156,572)	154,620	(25,746,887)	(312,223)	(1,847,848)	(2,139,109)	7,569,261	(816,281)
Change in net assets	5,248,953	52,646	(218,731)	257,412	(25,906,205)	1,202,431	2,207,798	(5,351,604)	4,938,837	1,076,457
NET ASSETS:
Beginning of year	4,266,804	4,214,158	1,404,853	1,147,441	35,668,006	34,465,575	9,652,048	15,003,652	7,384,613	6,308,156
End of year	$9,515,757	$4,266,804	$1,186,122	$1,404,853	$9,761,801	$35,668,006	$11,859,846	$9,652,048	$12,323,450	$7,384,613
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$31,043,503	$19,427,468	$12,648,286	$20,354,156	$191,437,399	$173,866,470	$192,265,845	$42,007,220	$246,295,272	$80,879,559
Distributions reinvested	74,114	—	44,631	40,662	—	655,901	71,500	117,990	86,075	212,891
Value of shares redeemed	(27,090,602)	(19,534,889)	(12,852,835)	(20,237,710)	(217,063,467)	(174,502,477)	(193,924,621)	(44,092,608)	(238,741,266)	(81,867,148)
Service Class
Proceeds from shares issued	12,671,749	5,696,369	323,158	390,994	9,931,174	11,013,315	10,380,253	7,063,263	11,591,375	6,356,013
Distributions reinvested	4,783	—	23	66	—	15,041	—	—	4,340	10,521
Value of shares redeemed	(13,081,361)	(5,710,183)	(319,835)	(393,548)	(10,051,993)	(11,360,473)	(10,640,825)	(7,234,974)	(11,666,535)	(6,408,117)
Change in net assets resulting from capital transactions	$3,622,186	$(121,235)	$(156,572)	$154,620	$(25,746,887)	$(312,223)	$(1,847,848)	$(2,139,109)	$7,569,261	$(816,281)
SHARE TRANSACTIONS:
Investor Class
Issued	1,509,685	1,177,003	921,888	1,485,160	4,090,567	4,071,721	1,741,835	395,918	2,877,139	1,156,171
Reinvested	4,228	—	3,256	3,194	—	15,593	625	1,204	1,114	3,294
Redeemed	(1,341,120)	(1,190,577)	(939,059)	(1,468,979)	(4,675,441)	(4,229,063)	(1,750,846)	(418,903)	(2,841,487)	(1,161,833)
Service Class
Issued	541,916	312,401	25,846	31,943	281,397	324,512	126,052	89,003	164,281	110,281
Reinvested	250	—	2	6	—	445	—	—	69	197
Redeemed	(553,588)	(313,239)	(25,578)	(32,166)	(283,213)	(335,037)	(128,398)	(91,328)	(165,188)	(110,952)
Change in shares	161,371	(14,412)	(13,645)	19,158	(586,690)	(151,829)	(10,732)	(24,106)	35,928	(2,842)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

220  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  221

Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund	Mid-Cap Growth ProFund
Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(302,490)	$(303,847)	$(231,194)	$(324,788)	$(2,707)	$(25,955)	$127,130	$28,558	$(52,167)	$(43,286)
Net realized gains (losses) on investments	8,052,481	(3,046,577)	3,335,675	13,111,836	1,318,762	5,695,016	1,870,666	234,528	503,906	60,046
Change in unrealized appreciation/depreciation on investments	(12,363,094)	18,882,340	425,687	900,899	382,579	(646,747)	277,285	(1,017,802)	362,929	(11,898)
Change in net assets resulting from operations	(4,613,103)	15,531,916	3,530,168	13,687,947	1,698,634	5,022,314	2,275,081	(754,716)	814,668	4,862
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(256,028)	—	(134,242)	(87,491)	(60,349)	(33,718)	(122,110)	(29,180)
Service Class	—	—	(39,021)	—	(88,883)	(28,631)	(12,862)	—	(28,280)	(5,673)
Change in net assets resulting from distributions	—	—	(295,049)	—	(223,125)	(116,122)	(73,211)	(33,718)	(150,390)	(34,853)
Change in net assets resulting from capital transactions	(22,792,956)	12,787,388	(13,101,704)	(10,077,545)	(813,746)	(7,507,489)	28,540,112	(1,144,476)	141,223	(1,368,698)
Change in net assets	(27,406,059)	28,319,304	(9,866,585)	3,610,402	661,763	(2,601,297)	30,741,982	(1,932,910)	805,501	(1,398,689)
NET ASSETS:
Beginning of year	106,428,025	78,108,721	26,634,739	23,024,337	4,573,676	7,174,973	3,438,906	5,371,816	4,250,095	5,648,784
End of year	$79,021,966	$106,428,025	$16,768,154	$26,634,739	$5,235,439	$4,573,676	$34,180,888	$3,438,906	$5,055,596	$4,250,095
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$24,970,640	$161,794,421	$85,426,463	$400,175,653	$155,479,788	$381,522,254	$159,491,087	$45,414,158	$16,435,155	$19,796,902
Distributions reinvested	—	—	255,182	—	134,014	85,358	60,074	33,609	120,392	28,737
Value of shares redeemed	(46,277,867)	(148,904,359)	(98,677,347)	(409,777,674)	(156,330,869)	(388,471,469)	(130,939,945)	(46,560,655)	(16,444,245)	(21,147,849)
Service Class
Proceeds from shares issued	10,755,331	9,398,793	1,154,523	1,031,541	2,727,717	3,008,104	9,824,898	5,590,752	147,243	285,116
Distributions reinvested	—	—	39,021	—	88,882	28,631	12,860	—	28,280	5,673
Value of shares redeemed	(12,241,060)	(9,501,467)	(1,299,546)	(1,507,065)	(2,913,278)	(3,680,367)	(9,908,862)	(5,622,340)	(145,602)	(337,277)
Change in net assets resulting from capital transactions	$(22,792,956)	$12,787,388	$(13,101,704)	$(10,077,545)	$(813,746)	$(7,507,489)	$28,540,112	$(1,144,476)	$141,223	$(1,368,698)
SHARE TRANSACTIONS:
Investor Class
Issued	422,607	2,763,634	1,642,841	8,721,242	1,341,290	3,675,837	1,365,385	411,236	142,522	184,857
Reinvested	—	—	4,748	—	1,183	794	549	333	1,099	269
Redeemed	(772,806)	(2,950,337)	(1,883,287)	(8,742,953)	(1,340,858)	(3,695,002)	(1,123,321)	(423,727)	(142,529)	(197,352)
Service Class
Issued	292,579	264,424	27,061	29,118	27,891	33,236	95,353	62,036	1,842	3,793
Reinvested	—	—	953	—	929	310	138	—	365	73
Redeemed	(334,293)	(271,126)	(32,800)	(44,811)	(29,640)	(40,880)	(95,514)	(62,997)	(1,781)	(4,378)
Change in shares	(391,913)	(193,405)	(240,484)	(37,404)	795	(25,705)	242,590	(13,119)	1,518	(12,738)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

222  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  223

Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq‑100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(683)	$24,966	$(13,133)	$(12,733)	$741,265	$755,698	$68,410	$97,146	$(21,859)	$9,201
Net realized gains (losses) on investments	557,143	66,978	206,027	(672,932)	27,540,150	17,080,673	7,395,247	(2,742,379)	2,324,380	(23,011)
Change in unrealized appreciation/depreciation on investments	268,528	(782,168)	122,710	(163,657)	(885,889)	6,607,921	2,362,770	(4,729,344)	1,202,488	(272,966)
Change in net assets resulting from operations	824,988	(690,224)	315,604	(849,322)	27,395,526	24,444,292	9,826,427	(7,374,577)	3,505,009	(286,776)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(16,285)	(56,471)	(30,569)	(1,829)	(2,174,276)	(830,816)	(102,497)	(61,433)	(32,305)	(24,996)
Service Class	(4,648)	(3,144)	—	—	(133,801)	(34,052)	—	—	—	—
Change in net assets resulting from distributions	(20,933)	(59,615)	(30,569)	(1,829)	(2,308,077)	(864,868)	(102,497)	(61,433)	(32,305)	(24,996)
Change in net assets resulting from capital transactions	635,950	(2,151,924)	172,256	(1,656,372)	(54,901,164)	(31,983,060)	(9,213,842)	3,515,115	2,693,994	(309,208)
Change in net assets	1,440,005	(2,901,763)	457,291	(2,507,523)	(29,813,715)	(8,403,636)	510,088	(3,920,895)	6,166,698	(620,980)
NET ASSETS:
Beginning of year	7,616,569	10,518,332	2,041,132	4,548,655	127,759,634	136,163,270	10,654,049	14,574,944	2,385,225	3,006,205
End of year	$9,056,574	$7,616,569	$2,498,423	$2,041,132	$97,945,919	$127,759,634	$11,164,137	$10,654,049	$8,551,923	$2,385,225
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$22,257,039	$25,614,648	$62,654,329	$69,024,951	$1,902,087,445	$1,746,902,037	$115,509,857	$53,808,708	$39,515,754	$18,349,623
Distributions reinvested	16,240	55,623	30,567	1,829	2,079,540	787,407	98,963	59,093	31,937	24,546
Value of shares redeemed	(22,177,867)	(27,212,320)	(62,457,023)	(70,508,827)	(1,958,073,141)	(1,777,818,457)	(125,067,280)	(50,436,103)	(37,329,540)	(18,573,714)
Service Class
Proceeds from shares issued	52,738,477	59,612,855	1,134,230	1,701,813	93,894,951	43,065,459	22,063,948	9,689,096	14,834,398	4,593,153
Distributions reinvested	4,648	1,543	—	—	133,727	34,052	—	—	—	—
Value of shares redeemed	(52,202,587)	(60,224,273)	(1,189,847)	(1,876,138)	(95,023,686)	(44,953,558)	(21,819,330)	9,605,679	(14,358,555)	(4,702,816)
Change in net assets resulting from capital transactions	$635,950	$(2,151,924)	$172,256	$(1,656,372)	$(54,901,164)	$(31,983,060)	$(9,213,842)	$3,515,115	$2,693,994	$(309,208)
SHARE TRANSACTIONS:
Investor Class
Issued	164,898	205,249	508,893	589,713	35,524,803	40,313,714	972,877	715,965	1,151,092	738,975
Reinvested	123	449	253	16	39,629	17,584	1,159	680	918	995
Redeemed	(164,778)	(221,009)	(508,124)	(610,911)	(36,473,158)	(40,920,315)	(1,057,323)	(667,639)	(1,079,223)	(748,035)
Service Class
Issued	504,246	621,279	11,627	18,895	2,326,140	1,308,980	227,636	146,175	548,576	238,443
Reinvested	45	16	—	—	3,355	988	—	—	—	—
Redeemed	(503,955)	(631,391)	(12,104)	(20,993)	(2,338,479)	(1,379,985)	(224,383)	(145,242)	(533,407)	(242,302)
Change in shares	579	(25,407)	545	(23,280)	(917,710)	(659,034)	(80,034)	49,939	87,956	(11,924)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

224  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  225

Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund
Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$434,403	$155,989	$53,435	$93,322	$169,219	$238,726	$11,364	$20,206	$159,535	$210,070
Net realized gains (losses) on investments	6,755,423	8,671,860	34,369	749,582	(316,893)	444,842	(10,159)	(13,891)	484,263	(573,260)
Change in unrealized appreciation/depreciation on investments	12,242,279	5,323,131	(10,389)	(349,155)	585,907	(133,515)	12,432	20,614	(307,338)	298,855
Change in net assets resulting from operations	19,432,105	14,150,980	77,415	493,749	438,233	550,053	13,637	26,929	336,460	(64,335)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(390,644)	(357,349)	(36,372)	(119,422)	(241,987)	(406,651)	(17,303)	(49,151)	(191,758)	(293,747)
Service Class	—	(13,503)	(941)	(4,727)	(2,023)	—	—	(3,119)	(284)	(764)
Change in net assets resulting from distributions	(390,644)	(370,852)	(37,313)	(124,149)	(244,010)	(406,651)	(17,303)	(52,270)	(192,042)	(294,511)
Change in net assets resulting from capital transactions	(1,069,679)	(4,331,324)	(25,793)	(2,509,161)	(1,442,766)	386,040	(41,638)	(1,348,931)	1,953,930	(1,066,941)
Change in net assets	17,971,782	9,448,804	14,309	(2,139,561)	(1,248,543)	529,442	(45,304)	(1,374,272)	2,098,348	(1,425,787)
NET ASSETS:
Beginning of year	38,480,195	29,031,391	3,260,882	5,400,443	9,558,120	9,028,678	592,810	1,967,082	8,415,469	9,841,256
End of year	$56,451,977	$38,480,195	$3,275,191	$3,260,882	$8,309,577	$9,558,120	$547,506	$592,810	$10,513,817	$8,415,469
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$600,727,165	$248,774,581	$170,696,701	$71,213,938	$138,131,294	$149,113,415	$961,341	$1,741,474	$37,920,278	$27,775,108
Distributions reinvested	387,213	352,688	34,954	118,600	239,230	393,665	17,297	48,839	184,710	286,821
Value of shares redeemed	(600,418,350)	(253,335,370)	(170,538,736)	(73,863,286)	(139,789,708)	(149,059,464)	(990,490)	(3,032,455)	(36,132,241)	(29,103,136)
Service Class
Proceeds from shares issued	26,854,209	21,425,822	11,677,877	7,152,127	428,678	525,243	20,425	353,522	537,917	913,649
Distributions reinvested	—	13,136	941	4,727	1,962	—	—	3,119	284	764
Value of shares redeemed	(28,619,916)	(21,562,181)	(11,897,530)	(7,135,267)	(454,222)	(586,819)	(50,211)	(463,430)	(557,018)	(940,147)
Change in net assets resulting from capital transactions	$(1,069,679)	$(4,331,324)	$(25,793)	$(2,509,161)	$(1,442,766)	$386,040	$(41,638)	$(1,348,931)	$1,953,930	$(1,066,941)
SHARE TRANSACTIONS:
Investor Class
Issued	3,727,134	3,700,641	3,915,767	1,617,951	3,291,082	3,581,242	66,295	115,135	1,293,513	914,041
Reinvested	2,219	7,679	859	2,767	5,826	9,311	1,226	3,262	6,418	9,155
Redeemed	(3,734,202)	(3,755,567)	(3,919,938)	(1,669,850)	(3,331,211)	(3,591,303)	(68,431)	(202,755)	(1,231,142)	(960,509)
Service Class
Issued	203,878	401,008	300,678	178,940	10,973	13,712	1,488	25,406	21,680	35,531
Reinvested	—	343	25	126	51	—	—	223	12	29
Redeemed	(216,056)	(407,211)	(305,255)	(178,489)	(11,631)	(15,311)	(3,695)	(33,193)	(22,444)	(36,546)
Change in shares	(17,027)	(53,107)	(7,864)	(48,555)	(34,910)	(2,349)	(3,117)	(91,922)	68,037	(38,299)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

226  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  227

Semiconductor UltraSector ProFund	Short Energy ProFund	Short Nasdaq‑100 ProFund	Short Precious Metals ProFund	Short Real Estate ProFund
Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(331,793)	$808,192	$19,474	$20,996	$66,273	$109,421	$228,781	$134,840	$13,261	$27,130
Net realized gains (losses) on investments	204,210,194	73,019,933	(225,557)	17,490	(472,413)	(2,082,988)	(3,540,136)	(849,158)	(33,782)	(51,337)
Change in unrealized appreciation/depreciation on investments	67,853,537	43,011,538	(11,347)	18,327	(64,779)	31,340	(299,202)	370,891	(22,628)	34,429
Change in net assets resulting from operations	271,731,938	116,839,663	(217,430)	56,813	(470,919)	(1,942,227)	(3,610,557)	(343,427)	(43,149)	10,222
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(57,971,912)	(46,697,717)	(21,516)	(17,820)	(83,160)	(168,026)	(152,812)	(148,680)	(21,518)	(59,300)
Service Class	(2,777,116)	(2,176,451)	(112)	(1,890)	(3,444)	(9,548)	(292)	(824)	—	(1,180)
Change in net assets resulting from distributions	(60,749,028)	(48,874,168)	(21,628)	(19,710)	(86,604)	(177,574)	(153,104)	(149,504)	(21,518)	(60,480)
Change in net assets resulting from capital transactions	(826,915)	(10,368,676)	(190,472)	734,205	1,660,485	2,405,843	6,991,179	11,648,447	50,933	(396,280)
Change in net assets	210,155,995	57,596,819	(429,530)	771,308	1,102,962	286,042	3,227,518	11,155,516	(13,734)	(446,538)
NET ASSETS:
Beginning of year	452,997,932	395,401,113	1,272,167	500,859	2,250,403	1,964,361	12,564,696	1,409,180	712,538	1,159,076
End of year	$663,153,927	$452,997,932	$842,637	$1,272,167	$3,353,365	$2,250,403	$15,792,214	$12,564,696	$698,804	$712,538
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$836,907,112	$718,509,448	$23,475,060	$21,402,833	$61,776,876	$287,634,519	(a)	$178,797,233	$150,866,628	$11,621,638	$9,962,782
Distributions reinvested	57,458,341	46,341,772	21,460	17,495	82,974	160,032	145,801	141,687	21,460	50,797
Value of shares redeemed	(896,419,099)	(770,663,973)	(23,666,240)	(20,702,919)	(60,345,608)	(285,391,641)	(172,031,663)	(139,391,162)	(11,570,886)	(10,427,081)
Service Class
Proceeds from shares issued	27,071,132	27,076,542	328,942	1,457,958	1,529,360	1,480,068	(b)	399,911	1,252,540	34,736	817,001
Distributions reinvested	2,743,470	2,149,838	112	1,890	3,444	9,548	292	824	—	1,180
Value of shares redeemed	(28,587,871)	(33,782,303)	(349,806)	(1,443,052)	(1,386,561)	(1,486,683)	(320,395)	(1,222,070)	(56,015)	(800,959)
Change in net assets resulting from capital transactions	$(826,915)	$(10,368,676)	$(190,472)	$734,205	$1,660,485	$2,405,843	$6,991,179	$11,648,447	$50,933	$(396,280)
SHARE TRANSACTIONS:
Investor Class
Issued	12,546,044	17,528,296	2,073,488	1,513,414	1,828,878	6,039,146	50,660,361	18,302,513	1,537,110	1,259,196
Reinvested	1,063,050	1,096,530	1,658	1,211	2,451	3,865	43,393	13,507	2,755	6,318
Redeemed	(13,703,491)	(19,208,425)	(2,076,923)	(1,460,736)	(1,786,627)	(6,023,438)	(48,105,349)	(16,523,952)	(1,528,180)	(1,316,410)
Service Class
Issued	612,501	941,965	30,887	112,926	53,545	39,516	113,348	150,766	5,254	119,758
Reinvested	80,430	74,802	9	144	119	267	87	81	—	171
Redeemed	(666,642)	(1,158,402)	(33,327)	(111,791)	(48,103)	(39,390)	(87,263)	(146,481)	(8,461)	(117,588)
Change in shares	(68,108)	(725,234)	(4,208)	55,168	50,263	19,966	2,624,577	1,796,434	8,478	(48,555)
(a)
Amount includes $73,716 related to a voluntary capital contribution from the Advisor.
(b)
Amount includes $1,267 related to a voluntary capital contribution from the Advisor.

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

228  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  229

Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund
Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$17,639	$148,480	$(50,846)	$(51,477)	$45,246	$39,801	$(13,923)	$(9,475)	$(181,965)	$46,416
Net realized gains (losses) on investments	(285,714)	687,698	694,835	(689,890)	1,555,447	(779,369)	2,933,944	(4,303,097)	21,714,518	5,819,373
Change in unrealized appreciation/depreciation on investments	(12,576)	20,385	414,039	(394,052)	307,496	(262,842)	490,347	(968,084)	11,845,649	5,071,558
Change in net assets resulting from operations	(280,651)	856,563	1,058,028	(1,135,419)	1,908,189	(1,002,410)	3,410,368	(5,280,656)	33,378,202	10,937,347
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(147,549)	(138,242)	—	(64,642)	(34,276)	—	—	(38,107)	(2,843,067)	(6,127,170)
Service Class	(2,271)	—	—	(20,310)	(7,122)	—	—	(7,545)	(193,190)	(487,205)
Change in net assets resulting from distributions	(149,820)	(138,242)	—	(84,952)	(41,398)	—	—	(45,652)	(3,036,257)	(6,614,375)
Change in net assets resulting from capital transactions	334,545	(535,428)	3,084,493	(1,170,533)	(419,757)	2,416,677	2,365,397	(45,108,234)	(12,268,884)	(2,828,985)
Change in net assets	(95,926)	182,893	4,142,521	(2,390,904)	1,447,034	1,414,267	5,775,765	(50,434,542)	18,073,061	1,493,987
NET ASSETS:
Beginning of year	831,110	648,217	4,380,421	6,771,325	6,440,728	5,026,461	1,790,145	52,224,687	92,291,583	90,797,596
End of year	$735,184	$831,110	$8,522,942	$4,380,421	$7,887,762	$6,440,728	$7,565,910	$1,790,145	$110,364,644	$92,291,583
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$55,126,513	$213,764,733	$27,903,666	$58,417,059	$273,323,861	$232,901,744	$157,465,694	$152,846,191	$342,407,660	$198,051,009
Distributions reinvested	144,911	137,805	—	64,371	33,698	—	—	38,071	2,809,896	6,051,602
Value of shares redeemed	(54,893,175)	(214,466,489)	(25,103,172)	(59,515,976)	(274,430,995)	(229,959,019)	(155,011,372)	(197,729,130)	(357,349,340)	(206,577,900)
Service Class
Proceeds from shares issued	17,040	825,001	577,371	983,985	1,676,199	2,087,689	6,024,847	2,700,443	19,228,808	18,616,034
Distributions reinvested	2,271	—	—	20,310	7,122	—	—	7,545	193,190	487,205
Value of shares redeemed	(63,015)	(796,478)	(293,372)	(1,140,282)	(1,029,642)	2,613,737	(6,113,772)	(2,971,354)	(19,559,098)	(19,456,935)
Change in net assets resulting from capital transactions	$334,545	$(535,428)	$3,084,493	$(1,170,533)	$(419,757)	$2,416,677	$2,365,397	$(45,108,234)	$(12,268,884)	$(2,828,985)
SHARE TRANSACTIONS:
Investor Class
Issued	1,347,790	3,762,726	212,151	547,908	2,135,955	2,100,729	1,287,069	1,451,835	6,670,246	5,281,640
Reinvested	3,778	2,562	—	582	271	—	—	346	60,741	160,105
Redeemed	(1,343,054)	(3,762,658)	(193,127)	(564,686)	(2,145,552)	(2,080,913)	(1,248,885)	(1,902,111)	(7,063,246)	(5,659,190)
Service Class
Issued	344	16,265	6,351	12,202	17,255	22,626	59,754	30,840	507,635	666,398
Reinvested	62	—	—	248	73	—	—	88	5,639	17,077
Redeemed	(1,317)	(15,695)	(3,318)	(13,986)	(9,906)	(29,196)	(60,132)	(35,148)	(525,756)	(683,211)
Change in shares	7,603	3,200	22,057	(17,732)	(1,904)	13,246	37,806	(454,150)	(344,741)	(217,181)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

230  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  231

UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund
Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$138,393	$244,489	$943,561	$1,185,841	$46,196	$49,773	$296,892	$370,164	$52,751	$115,532
Net realized gains (losses) on investments	(2,205,194)	(4,383,261)	25,366,234	16,643,020	(8,015,045)	642,895	6,125,508	1,863,347	521,658	434,778
Change in unrealized appreciation/depreciation on investments	(181,904)	204,996	21,996,593	11,182,005	629,965	2,618,608	6,006,302	344,116	1,454,862	774,787
Change in net assets resulting from operations	(2,248,705)	(3,933,776)	48,306,388	29,010,866	(7,338,884)	3,311,276	12,428,702	2,577,627	2,029,271	1,325,097
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(198,418)	(108,411)	(18,184,340)	(6,098,243)	(1,320,414)	(579,412)	(1,569,150)	(1,036,790)	(264,909)	(94,322)
Service Class	—	(7,254)	(272,831)	(72,200)	(48,858)	(9,095)	(65,481)	(42,152)	(16,104)	(385)
Change in net assets resulting from distributions	(198,418)	(115,665)	(18,457,171)	(6,170,443)	(1,369,272)	(588,507)	(1,634,631)	(1,078,942)	(281,013)	(94,707)
Change in net assets resulting from capital transactions	246,382	4,579,928	(16,596,314)	(2,090,771)	2,458,401	5,188,552	(1,670,390)	(2,367,167)	304,310	688,638
Change in net assets	(2,200,741)	530,487	13,252,903	20,749,652	(6,249,755)	7,911,321	9,123,681	(868,482)	2,052,568	1,919,028
NET ASSETS:
Beginning of year	6,688,171	6,157,684	166,041,305	145,291,653	25,379,565	17,468,244	38,536,349	39,404,831	9,420,506	7,501,478
End of year	$4,487,430	$6,688,171	$179,294,208	$166,041,305	$19,129,810	$25,379,565	$47,660,030	$38,536,349	$11,473,074	$9,420,506
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$165,826,802	$249,227,274	$748,182,485	$609,514,650	$117,998,099	$145,851,949	$77,529,645	$85,735,960	$63,310,069	$43,477,393
Distributions reinvested	197,771	107,631	17,885,546	6,029,995	1,311,783	567,158	1,559,907	1,034,254	240,544	93,192
Value of shares redeemed	(165,807,522)	(244,781,479)	(782,949,536)	(617,165,371)	(117,507,201)	(141,699,902)	(80,764,449)	(88,792,212)	(63,103,110)	(42,809,733)
Service Class
Proceeds from shares issued	514,752	1,651,989	14,275,608	18,125,200	18,521,377	14,158,547	9,143,624	9,135,570	13,347,530	8,262,042
Distributions reinvested	—	7,254	263,818	72,200	48,858	9,095	65,481	42,152	3,126	385
Value of shares redeemed	(485,421)	(1,632,741)	(14,254,235)	(18,667,445)	(17,914,515)	(13,698,295)	(9,204,598)	(9,522,891)	(13,493,849)	(8,334,641)
Change in net assets resulting from capital transactions	$246,382	$4,579,928	$(16,596,314)	$(2,090,771)	$2,458,401	$5,188,552	$(1,670,390)	$(2,367,167)	$304,310	$688,638
SHARE TRANSACTIONS:
Investor Class
Issued	23,108,391	24,364,246	4,548,165	4,465,416	4,751,438	5,846,368	827,328	1,060,713	768,702	775,766
Reinvested	25,226	10,657	114,054	42,645	50,825	28,892	16,872	12,842	3,046	1,971
Redeemed	(23,196,515)	(24,123,829)	(4,780,020)	(4,544,445)	(4,757,954)	(5,765,450)	(867,587)	(1,112,010)	(774,266)	(787,445)
Service Class
Issued	80,719	182,050	117,520	175,431	971,114	655,057	113,768	135,675	177,909	171,801
Reinvested	—	821	2,377	697	2,208	535	870	631	44	9
Redeemed	(73,694)	(177,698)	(117,712)	(178,978)	(935,925)	(653,214)	(114,083)	(141,195)	(179,344)	(171,294)
Change in shares	(55,873)	256,247	(115,616)	(39,234)	81,706	112,188	(22,832)	(43,344)	(3,909)	(9,192)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

232  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  233

UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq‑100 ProFund
Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$123,179	$132,811	$625,190	$518,325	$388,608	$378,786	$204,232	$276,102	$879,690	$2,927,080
Net realized gains (losses) on investments	1,002,656	534,119	25,222,139	(2,156,479)	3,407,412	33,055	7,222,017	360,399	259,196,788	222,809,182
Change in unrealized appreciation/depreciation on investments	414,687	(422,518)	(5,409,825)	2,385,447	3,549,431	115,218	2,652,233	(4,431,939)	132,669,005	58,373,480
Change in net assets resulting from operations	1,540,522	244,412	20,437,504	747,293	7,345,451	527,059	10,078,482	(3,795,438)	392,745,483	284,109,742
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(26,529)	—	(8,231,159)	—	(492,256)	(391,948)	(59,629)	(441,453)	(248,478,888)	—
Service Class	(351)	—	(98,338)	—	(27,690)	(10,050)	—	(17,969)	(5,314,626)	—
Change in net assets resulting from distributions	(26,880)	—	(8,329,497)	—	(519,946)	(401,998)	(59,629)	(459,422)	(253,793,514)	—
Change in net assets resulting from capital transactions	(4,137,104)	3,357,674	9,774,642	(6,829,026)	2,873,025	471,849	333,841	(7,233,304)	(58,126,517)	(57,011,746)
Change in net assets	(2,623,462)	3,602,086	21,882,649	(6,081,733)	9,698,530	596,910	10,352,694	(11,488,164)	80,825,452	227,097,996
NET ASSETS:
Beginning of year	7,358,481	3,756,395	18,251,461	24,333,194	7,885,187	7,288,277	36,277,970	47,766,134	1,188,790,426	961,692,430
End of year	$4,735,019	$7,358,481	$40,134,110	$18,251,461	$17,583,717	$7,885,187	$46,630,664	$36,277,970	$1,269,615,878	$1,188,790,426
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$53,140,286	$77,195,668	$67,947,019	$29,475,282	$91,804,619	$36,773,657	$58,128,964	$65,033,522	$3,943,882,353	$3,220,951,988
Distributions reinvested	26,529	—	6,189,109	—	312,483	388,079	57,844	428,886	241,289,716	—
Value of shares redeemed	(57,895,038)	(73,806,714)	(65,146,324)	(36,282,242)	(88,768,555)	(36,854,201)	(58,076,010)	(72,378,015)	(4,243,644,263)	(3,275,615,996)
Service Class
Proceeds from shares issued	17,884,222	6,137,632	26,430,414	7,206,914	19,776,756	12,855,454	54,863,647	31,153,611	105,993,077	72,568,681
Distributions reinvested	351	—	63,137	—	1,795	10,050	—	16,937	5,278,524	—
Value of shares redeemed	(17,293,454)	(6,168,912)	(25,708,713)	(7,228,980)	(20,254,073)	(12,701,190)	(54,640,604)	(31,488,245)	(110,925,924)	(74,916,419)
Change in net assets resulting from capital transactions	$(4,137,104)	$3,357,674	$9,774,642	$(6,829,026)	$2,873,025	$471,849	$333,841	$(7,233,304)	$(58,126,517)	$(57,011,746)
SHARE TRANSACTIONS:
Investor Class
Issued	1,975,350	3,934,736	866,758	615,932	3,707,499	2,661,002	761,962	970,437	28,396,436	30,137,808
Reinvested	997	—	106,485	—	15,154	34,042	821	6,401	1,900,391	—
Redeemed	(2,176,451)	(3,792,862)	(853,953)	(751,257)	(3,610,260)	(2,684,409)	(778,093)	(1,100,673)	(30,928,282)	(30,422,727)
Service Class
Issued	786,407	355,660	485,879	182,324	887,712	957,693	941,554	595,853	1,217,783	993,149
Reinvested	16	—	1,573	—	91	915	—	325	65,555	—
Redeemed	(763,758)	(353,992)	(473,287)	(183,072)	(907,048)	(942,599)	(950,249)	(605,353)	(1,254,101)	(1,030,564)
Change in shares	(177,439)	143,542	133,455	(136,073)	93,148	26,644	(24,005)	(133,010)	(602,218)	(322,334)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

234  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  235

UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund
Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$36,510	$60,568	$23,644	$54,369	$18,225	$18,744	$46,403	$74,561	$28,060	$22,587
Net realized gains (losses) on investments	653,027	(876,959)	(296,913)	(867,383)	(437,507)	(17,403)	(947,126)	(388,624)	(2,347,690)	244,043
Change in unrealized appreciation/depreciation on investments	(232,577)	58,865	(57,473)	75,717	(98,868)	23,171	(145,550)	136,369	434,659	(194,449)
Change in net assets resulting from operations	456,960	(757,526)	(330,742)	(737,297)	(518,150)	24,512	(1,046,273)	(177,694)	(1,884,971)	72,181
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(52,608)	(67,422)	(44,274)	(87,122)	(18,521)	(22,087)	(69,541)	(71,031)	(23,298)	(29,439)
Service Class	—	(3,258)	(143)	(1,248)	(255)	(109)	(3)	—	—	—
Change in net assets resulting from distributions	(52,608)	(70,680)	(44,417)	(88,370)	(18,776)	(22,196)	(69,544)	(71,031)	(23,298)	(29,439)
Change in net assets resulting from capital transactions	161,471	1,536,851	108,757	569,534	893,748	476,378	765,100	183,772	2,593,275	125,646
Change in net assets	565,823	708,645	(266,402)	(256,133)	356,822	478,694	(350,717)	(64,953)	685,006	168,388
NET ASSETS:
Beginning of year	1,695,842	987,197	1,702,395	1,958,528	840,554	361,860	2,035,442	2,100,395	1,472,531	1,304,143
End of year	$2,261,665	$1,695,842	$1,435,993	$1,702,395	$1,197,376	$840,554	$1,684,725	$2,035,442	$2,157,537	$1,472,531
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$44,684,617	$57,423,906	$22,227,212	$26,018,967	$27,009,050	$19,339,716	$41,088,533	$55,753,170	$24,450,555	$14,450,091
Distributions reinvested	52,172	67,191	44,093	86,802	18,399	22,049	69,519	71,012	23,298	29,360
Value of shares redeemed	(44,515,768)	(55,998,779)	(22,371,464)	(25,542,325)	(26,133,328)	(18,884,496)	(40,368,196)	(55,665,129)	(21,871,573)	(14,383,257)
Service Class
Proceeds from shares issued	233,277	1,231,504	270,963	832,428	199,680	209,072	131,599	549,006	65,012	973,465
Distributions reinvested	—	3,258	143	1,248	255	109	3	—	—	—
Value of shares redeemed	(292,827)	(1,190,229)	(62,190)	(827,586)	(200,308)	(210,072)	(156,358)	(524,287)	(74,017)	(944,013)
Change in net assets resulting from capital transactions	$161,471	$1,536,851	$108,757	$569,534	$893,748	$476,378	$765,100	$183,772	$2,593,275	$125,646
SHARE TRANSACTIONS:
Investor Class
Issued	20,950,780	15,309,554	2,518,618	2,091,337	3,873,786	1,449,012	4,007,278	3,426,724	1,502,018	319,134
Reinvested	25,326	15,306	5,039	7,168	2,584	1,417	6,614	3,838	1,101	753
Redeemed	(20,723,004)	(14,827,938)	(2,515,547)	(2,085,214)	(3,762,919)	(1,389,542)	(3,964,610)	(3,404,442)	(1,359,914)	(305,424)
Service Class
Issued	124,994	408,712	37,770	79,807	31,879	18,111	13,666	37,982	2,975	22,649
Reinvested	—	873	19	120	40	8	—	—	—	—
Redeemed	(151,949)	(384,132)	(6,893)	(79,503)	(31,970)	(18,439)	(15,684)	(35,964)	(3,337)	(22,286)
Change in shares	226,147	522,375	39,006	13,715	113,400	60,567	47,264	28,138	142,843	14,826

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

236  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

For the Periods Indicated  ::  Statements of Changes in Net Assets  ::  237

UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq‑100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$12,035	$33,498	$9,705	$15,982	$304,978	$445,091	$71,097	$94,503	$272,514	$256,194
Net realized gains (losses) on investments	(432,426)	(313,948)	(277,300)	(74,448)	(3,611,235)	(8,605,992)	(1,803,019)	(1,447,137)	20,205,413	(6,519,807)
Change in unrealized appreciation/depreciation on investments	14,719	(8,015)	(11,239)	29,293	(335,017)	300,305	(121,876)	179,643	5,417,853	(4,447,379)
Change in net assets resulting from operations	(405,672)	(288,465)	(278,834)	(29,173)	(3,641,274)	(7,860,596)	(1,853,798)	(1,172,991)	25,895,780	(10,710,992)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(28,706)	(37,829)	(13,615)	(26,279)	(340,176)	(519,818)	(92,244)	(148,295)	(239,011)	(574,109)
Service Class	(63)	(1,632)	—	(946)	(1,029)	(1,687)	—	(4,556)	—	(2,259)
Change in net assets resulting from distributions	(28,769)	(39,461)	(13,615)	(27,225)	(341,205)	(521,505)	(92,244)	(152,851)	(239,011)	(576,368)
Change in net assets resulting from capital transactions	(369,514)	(13,905)	189,439	(5,036)	(1,347,698)	18,713,095	(458,322)	3,248,524	(8,677,195)	(6,722,325)
Change in net assets	(803,955)	(341,831)	(103,010)	(61,434)	(5,330,177)	10,330,994	(2,404,364)	1,922,682	16,979,574	(18,009,685)
NET ASSETS:
Beginning of year	1,153,861	1,495,692	492,105	553,539	20,195,601	9,864,607	4,847,098	2,924,416	40,269,429	58,279,114
End of year	$349,906	$1,153,861	$389,095	$492,105	$14,865,424	$20,195,601	$2,442,734	$4,847,098	$57,249,003	$40,269,429
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$22,354,215	$11,955,692	$15,590,148	$12,750,745	$298,470,788	$582,346,291	$72,257,053	$75,884,590	$243,614,338	$289,103,806
Distributions reinvested	17,593	36,372	10,167	26,279	329,787	514,984	85,192	138,104	235,877	567,592
Value of shares redeemed	(22,729,206)	(11,948,050)	(15,400,363)	(12,772,254)	(300,131,245)	(564,161,050)	(72,795,418)	(72,690,061)	(252,573,949)	(296,330,196)
Service Class
Proceeds from shares issued	54,027	958,500	25,000	182,427	147,292	305,524	95,583	1,091,867	14,120,226	7,416,293
Distributions reinvested	63	1,632	—	946	1,028	1,687	—	4,556	—	2,259
Value of shares redeemed	(66,206)	(1,018,051)	(35,513)	(193,179)	(165,348)	(294,341)	(100,732)	(1,180,532)	(14,073,687)	(7,482,079)
Change in net assets resulting from capital transactions	$(369,514)	$(13,905)	$189,439	$(5,036)	$(1,347,698)	$18,713,095	$(458,322)	$3,248,524	$(8,677,195)	$(6,722,325)
SHARE TRANSACTIONS:
Investor Class
Issued	1,315,607	292,581	675,193	421,744	20,695,071	21,237,275	2,290,636	1,556,918	3,034,273	4,490,066
Reinvested	854	731	421	901	21,100	20,403	2,638	2,987	3,097	8,491
Redeemed	(1,323,388)	(291,202)	(672,362)	(422,497)	(20,559,258)	(20,516,773)	(2,297,369)	(1,508,629)	(3,118,857)	(4,655,888)
Service Class
Issued	1,947	26,218	1,033	6,683	9,861	11,610	2,772	25,280	205,682	154,835
Reinvested	3	37	—	37	71	72	—	109	—	43
Redeemed	(2,438)	(27,820)	(1,519)	(7,025)	(10,816)	(11,690)	(2,792)	(27,071)	(205,005)	(154,625)
Change in shares	(7,415)	545	2,766	(157)	156,029	740,897	(4,115)	49,594	(80,810)	(157,078)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

238  ::  Statements of Changes in Net Assets  ::  For the Periods Indicated

U.S. Government Plus ProFund	Utilities UltraSector ProFund
Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$94,399	$225,347	$213,073	$340,719
Net realized gains (losses) on investments	(174,334)	(1,341,743)	1,027,942	2,718,131
Change in unrealized appreciation/depreciation on investments	(213,400)	(192,078)	(743,776)	122,104
Change in net assets resulting from operations	(293,335)	(1,308,474)	497,239	3,180,954
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(85,673)	(199,574)	(265,874)	(364,216)
Service Class	(8,726)	(25,802)	—	—
Change in net assets resulting from distributions	(94,399)	(225,376)	(265,874)	(364,216)
Change in net assets resulting from capital transactions	(1,286,391)	(9,051,298)	(7,967,906)	(24,854,471)
Change in net assets	(1,674,125)	(10,585,148)	(7,736,541)	(22,037,733)
NET ASSETS:
Beginning of year	3,943,009	14,528,157	15,574,286	37,612,019
End of year	$2,268,884	$3,943,009	$7,837,745	$15,574,286
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$210,257,885	$353,414,259	$235,867,447	$138,434,553
Distributions reinvested	84,834	198,044	265,618	362,020
Value of shares redeemed	(211,358,418)	(361,636,875)	(244,016,294)	(163,391,672)
Service Class
Proceeds from shares issued	1,895,653	1,569,125	14,632,575	11,136,684
Distributions reinvested	8,726	25,802	—	—
Value of shares redeemed	(2,175,071)	(2,621,653)	(14,717,252)	(11,396,056)
Change in net assets resulting from capital transactions	$(1,286,391)	$(9,051,298)	$(7,967,906)	$(24,854,471)
SHARE TRANSACTIONS:
Investor Class
Issued	6,501,920	10,377,833	2,714,905	1,873,904
Reinvested	2,633	5,739	3,233	5,265
Redeemed	(6,542,771)	(10,630,605)	(2,814,569)	(2,258,176)
Service Class
Issued	64,497	51,838	181,048	164,371
Reinvested	299	825	—	—
Redeemed	(75,825)	(88,661)	(181,641)	(169,276)
Change in shares	(49,247)	(283,031)	(97,024)	(383,912)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Access Flex Bear High Yield ProFund
Investor Class
Year Ended July 31, 2026	$28.07		0.23	(1.07)	(0.84)			—	—	—	$27.23		(2.99)%	4.02%	1.78%	0.84%	$574	—
Year Ended July 31, 2025	$29.25		0.17	(1.35)	(1.18)			—	—	—	$28.07		(4.03)%	5.34%	1.78%	0.59%	$3,597	—
Year Ended July 31, 2024	$31.10		0.69	(2.54)	(1.85)			—	—	—	$29.25		(5.95)%	3.80%	1.78%	2.24%	$375	—
Year Ended July 31, 2023	$31.71		0.44	(1.05)	(0.61)			—	—	—	$31.10		(1.92)%	2.53%	1.78%	1.38%	$2,355	—
Year Ended July 31, 2022	$29.93		(0.43)	2.21	1.78			—	—	—	$31.71		5.95%	3.15%	1.78%	(1.36)%	$2,189	—
Service Class
Year Ended July 31, 2026	$23.17		— (c)	(0.91)	(0.91)			—	—	—	$22.26		(3.93)%	5.02%	2.78%	(0.16)%	$58	—
Year Ended July 31, 2025	$24.40		(0.07)	(1.16)	(1.23)			—	—	—	$23.17		(5.00)%	6.34%	2.78%	(0.41)%	$4	—
Year Ended July 31, 2024	$26.19		0.43	(2.22)	(1.79)			—	—	—	$24.40		(6.91)%	4.80%	2.78%	1.24%	$18	—
Year Ended July 31, 2023	$26.94		0.16	(0.91)	(0.75)			—	—	—	$26.19		(2.78)%	3.53%	2.78%	0.38%	$18	—
Year Ended July 31, 2022	$25.68		(0.69)	1.95	1.26			—	—	—	$26.94		4.86%	4.15%	2.78%	(2.36)%	$28	—
Access Flex High Yield ProFund
Investor Class
Year Ended July 31, 2026	$30.60		0.57	0.43	1.00			(0.67)	—	(0.67)	$30.93		3.29%	1.58%	1.56%	1.82%	$7,909	— (d)
Year Ended July 31, 2025	$30.44		0.70	1.04	1.74			(0.70)	(0.88)	(1.58)	$30.60		5.88%	1.78%	1.77%	2.32%	$15,342	1,308%
Year Ended July 31, 2024	$30.05		0.84	2.13	2.97			(0.84)	(1.74)	(2.58)	$30.44		10.52%	1.91%	1.78%	2.79%	$9,054	1,214%
Year Ended July 31, 2023	$29.88		0.53	0.84	1.37			(0.53)	(0.67)	(1.20)	$30.05		4.86%	1.80%	1.78%	1.78%	$26,902	1,510%
Year Ended July 31, 2022	$32.91		(0.25)	(2.65)	(2.90)			—	(0.13)	(0.13)	$29.88		(8.85)%	1.78%	1.78%	(0.81)%	$9,819	1,259%
Service Class
Year Ended July 31, 2026	$30.67		0.26	0.44	0.70			(0.32)	—	(0.32)	$31.05		2.30%	2.58%	2.56%	0.82%	$2,311	— (d)
Year Ended July 31, 2025	$30.38		0.40	0.99	1.39			(0.40)	(0.70)	(1.10)	$30.67		4.68%	2.78%	2.77%	1.32%	$2,773	1,308%
Year Ended July 31, 2024	$29.68		0.54	2.12	2.66			(0.54)	(1.42)	(1.96)	$30.38		9.42%	2.91%	2.78%	1.79%	$2,203	1,214%
Year Ended July 31, 2023	$29.31		0.24	0.86	1.10			(0.24)	(0.49)	(0.73)	$29.68		3.85%	2.80%	2.78%	0.78%	$2,229	1,510%
Year Ended July 31, 2022	$32.53		(0.56)	(2.61)	(3.17)			—	(0.05)	(0.05)	$29.31		(9.77)%	2.78%	2.78%	(1.81)%	$3,259	1,259%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
Amount is less than $0.005.
(d)
During October 2024, the Fund’s principal investment strategy changed the types of instruments used to obtain exposure to the high yield market.

240  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$60.01		0.74	20.06	20.80		(0.94)		(0.94)		$79.87		34.95%	1.75%	1.75%	1.09%	$9,732	72%
Year Ended July 31, 2025	$58.68		0.88	0.90 (c)	1.78		(0.45)		(0.45)		$60.01	3.03	%(d)	1.69%	1.69%	1.48%	$7,061	184%
Year Ended July 31, 2024	$41.90		0.83	16.72	17.55		(0.77)		(0.77)		$58.68		42.30%	1.89%	1.88%	1.93%	$11,464	163%
Year Ended July 31, 2023	$45.34		0.54	(3.86)	(3.32)		(0.12)		(0.12)		$41.90		(7.34)%	1.94%	1.94%	1.35%	$11,023	150%
Year Ended July 31, 2022	$56.72		0.08	(11.46)	(11.38)		—		—		$45.34		(20.05)%	1.71%	1.71%	0.13%	$7,788	73%
Service Class
Year Ended July 31, 2026	$53.93		0.13	17.99	18.12		(0.21)		(0.21)		$71.84		33.66%	2.75%	2.75%	0.09%	$269	72%
Year Ended July 31, 2025	$53.03		0.35	0.71 (c)	1.06		(0.16)		(0.16)		$53.93	2.01	%(d)	2.69%	2.69%	0.48%	$560	184%
Year Ended July 31, 2024	$37.76		0.44	14.95	15.39		(0.12)		(0.12)		$53.03		40.84%	2.89%	2.88%	0.93%	$701	163%
Year Ended July 31, 2023	$41.14		0.18	(3.56)	(3.38)		—		—		$37.76		(8.24)%	2.94%	2.94%	0.35%	$570	150%
Year Ended July 31, 2022	$51.99		(0.48)	(10.37)	(10.85)		—		—		$41.14		(20.85)%	2.71%	2.71%	(0.87)%	$452	73%
Bear ProFund
Investor Class
Year Ended July 31, 2026	$10.10		0.18	(1.41)	(1.23)		(0.40)		(0.40)		$8.47		(12.47)%	2.06%	1.78%	1.96%	$5,155	—
Year Ended July 31, 2025	$12.19		0.30	(1.58)	(1.28)		(0.81)		(0.81)		$10.10		(10.99)%	2.01%	1.78%	2.65%	$43,469	—
Year Ended July 31, 2024	$14.61		0.47	(2.12)	(1.65)		(0.77)		(0.77)		$12.19		(11.81)%	2.19%	1.86%	3.44%	$4,625	—
Year Ended July 31, 2023	$16.01		0.32	(1.72)	(1.40)		—		—		$14.61		(8.74)%	1.86%	1.86%	1.95%	$6,178	—
Year Ended July 31, 2022	$16.01		(0.18)	0.18	—	(e)	—		—		$16.01	—	%(f)	1.64%	1.64%	(1.13)%	$12,126	—
Service Class
Year Ended July 31, 2026	$9.01		0.10	(1.28)	(1.18)		(0.29)		(0.29)		$7.54		(13.32)%	3.06%	2.78%	0.96%	$325	—
Year Ended July 31, 2025	$10.92		0.20	(1.43)	(1.23)		(0.68)		(0.68)		$9.01		(11.73)%	3.01%	2.78%	1.65%	$382	—
Year Ended July 31, 2024	$13.06		0.34	(1.94)	(1.60)		(0.54)		(0.54)		$10.92		(12.69)%	3.19%	2.86%	2.44%	$456	—
Year Ended July 31, 2023	$14.42		0.17	(1.53)	(1.36)		—		—		$13.06		(9.43)%	2.86%	2.86%	0.95%	$580	—
Year Ended July 31, 2022	$14.56		(0.33)	0.19	(0.14)		—		—		$14.42		(0.96)%	2.64%	2.64%	(2.13)%	$564	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)
During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.20%.
(e)
Amount is less than $0.005.
(f)
Amount is less than 0.005%.

Financial Highlights  ::  241

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$40.45		(0.23)	45.87	45.64			(0.23)	(0.02)	(0.25)	$85.84			112.99%	1.36%	1.36%	(0.35)%	$114,742	129%
Year Ended July 31, 2025	$69.26		(0.13)	(15.54)	(15.67)			(0.10)	(13.04)	(13.14)	$40.45			(25.12)%	1.52%	1.52%	(0.26)%	$60,721	52%
Year Ended July 31, 2024	$62.67		0.15	10.57	10.72			—	(4.13)	(4.13)	$69.26		18.79	%(c)	1.53%	1.52%	0.25%	$106,026	196%
Year Ended July 31, 2023	$56.74		0.07	5.86	5.93			—	—	—	$62.67			10.43%	1.54%	1.54%	0.11%	$114,581	91%
Year Ended July 31, 2022	$85.26		(0.24)	(15.49)	(15.73)			—	(12.79)	(12.79)	$56.74			(20.96)%	1.49%	1.49%	(0.37)%	$119,791	28%
Service Class
Year Ended July 31, 2026	$20.99		(0.57)	23.84	23.27			—	(0.02)	(0.02)	$44.24			110.88%	2.36%	2.36%	(1.35)%	$4,219	129%
Year Ended July 31, 2025	$43.49		(0.41)	(9.05)	(9.46)			—	(13.04)	(13.04)	$20.99			(25.87)%	2.51%	2.51%	(1.25)%	$1,799	52%
Year Ended July 31, 2024	$41.36		(0.23)	6.49	6.26			—	(4.13)	(4.13)	$43.49		17.61	%(c)	2.53%	2.52%	(0.75)%	$2,788	196%
Year Ended July 31, 2023	$37.83		(0.32)	3.85	3.53			—	—	—	$41.36			9.30%	2.54%	2.54%	(0.89)%	$2,985	91%
Year Ended July 31, 2022	$61.86		(0.71)	(10.53)	(11.24)			—	(12.79)	(12.79)	$37.83			(21.75)%	2.49%	2.49%	(1.37)%	$3,734	28%
Bull ProFund
Investor Class
Year Ended July 31, 2026	$77.43		0.49	12.86	13.35			(0.25)	(1.04)	(1.29)	$89.49			17.40%	1.40%	1.40%	0.62%	$48,399	148%
Year Ended July 31, 2025	$68.68		0.43	8.77	9.20			—	(0.45)	(0.45)	$77.43			13.43%	1.49%	1.49%	0.62%	$50,073	167%
Year Ended July 31, 2024	$58.06		0.60	10.99	11.59			(0.57)	(0.40)	(0.97)	$68.68			19.97%	1.53%	1.53%	1.02%	$44,497	113%
Year Ended July 31, 2023	$52.89		0.39	5.26	5.65			—	(0.48)	(0.48)	$58.06			10.86%	1.58%	1.58%	0.80%	$41,714	112%
Year Ended July 31, 2022	$61.91		(0.27)	(3.27)	(3.54)			—	(5.48)	(5.48)	$52.89			(6.39)%	1.50%	1.50%	(0.49)%	$33,168	58%
Service Class
Year Ended July 31, 2026	$58.24		(0.13)	9.50	9.37			—	(1.04)	(1.04)	$66.57			16.25%	2.40%	2.40%	(0.38)%	$4,339	148%
Year Ended July 31, 2025	$52.29		(0.11)	6.51	6.40			—	(0.45)	(0.45)	$58.24			12.28%	2.49%	2.49%	(0.38)%	$4,704	167%
Year Ended July 31, 2024	$44.56		0.13	8.25	8.38			(0.25)	(0.40)	(0.65)	$52.29			18.80%	2.53%	2.53%	0.02%	$6,734	113%
Year Ended July 31, 2023	$41.09		(0.01)	3.96	3.95			—	(0.48)	(0.48)	$44.56			9.81%	2.58%	2.58%	(0.20)%	$11,462	112%
Year Ended July 31, 2022	$49.77		(0.72)	(2.48)	(3.20)			—	(5.48)	(5.48)	$41.09			(7.32)%	2.50%	2.50%	(1.49)%	$10,669	58%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%.

242  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Communication Services UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$53.33	0.01	(1.18)	(1.17)	(0.07)	(0.76)	(0.83)	$51.33	(2.38)%	1.75%	1.75%	0.02%	$35,562	599%
Year Ended July 31, 2025	$39.88	0.07	13.42	13.49	(0.04)	—	(c)	(0.04)	$53.33	33.83%	1.78%	1.78%	0.16%	$29,820	395%
Year Ended July 31, 2024	$29.83	0.10	9.95	10.05	—	—	—	$39.88	33.72%	1.94%	1.78%	0.29%	$9,077	132%
Year Ended July 31, 2023	$23.34	(0.01)	6.50	6.49	—	—	—	$29.83	27.80%	2.22%	1.78%	(0.03)%	$6,164	107%
Year Ended July 31, 2022	$43.18	(0.36)	(19.19)	(19.55)	—	(0.29	)(d)	(0.29)	$23.34	(45.54)%	1.94%	1.78%	(1.04)%	$4,623	63%
Service Class
Year Ended July 31, 2026	$41.65	(0.44)	(0.80)	(1.24)	—	(0.76)	(0.76)	$39.65	(3.21)%	2.75%	2.75%	(0.98)%	$195	599%
Year Ended July 31, 2025	$31.44	(0.30)	10.51	10.21	—	—	(c)	—	(c)	$41.65	32.48%	2.78%	2.78%	(0.84)%	$588	395%
Year Ended July 31, 2024	$23.75	(0.16)	7.85	7.69	—	—	—	$31.44	32.38%	2.94%	2.78%	(0.71)%	$424	132%
Year Ended July 31, 2023	$18.76	(0.20)	5.19	4.99	—	—	—	$23.75	26.58%	3.22%	2.78%	(1.03)%	$687	107%
Year Ended July 31, 2022	$35.13	(0.65)	(15.43)	(16.08)	—	(0.29	)(d)	(0.29)	$18.76	(46.09)%	2.94%	2.78%	(2.04)%	$106	63%
Consumer Discretionary UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$70.56	(0.16)	1.90	1.74	—	—	—	$72.30	2.47%	1.65%	1.65%	(0.21)%	$20,251	371%
Year Ended July 31, 2025	$58.11	0.09	12.42	(e)	12.51	(0.06)	—	(0.06)	$70.56	21.52%	1.62%	1.61%	0.14%	$49,936	264%
Year Ended July 31, 2024	$54.21	0.11	3.79	3.90	—	—	—	$58.11	7.19%	1.59%	1.59%	0.21%	$50,497	173%
Year Ended July 31, 2023	$45.84	0.02	8.35	8.37	—	—	—	$54.21	18.23%	1.63%	1.63%	0.04%	$55,834	83%
Year Ended July 31, 2022	$72.77	(0.53)	(20.66)	(21.19)	—	(5.74)	(5.74)	$45.84	(31.68)%	1.54%	1.54%	(0.86)%	$30,510	31%
Service Class
Year Ended July 31, 2026	$55.79	(0.75)	1.58	0.83	—	—	—	$56.62	1.49%	2.65%	2.65%	(1.21)%	$454	371%
Year Ended July 31, 2025	$46.37	(0.44)	9.86	(e)	9.42	—	—	—	$55.79	20.32%	2.62%	2.61%	(0.86)%	$846	264%
Year Ended July 31, 2024	$43.69	(0.31)	2.99	2.68	—	—	—	$46.37	6.11%	2.59%	2.59%	(0.79)%	$594	173%
Year Ended July 31, 2023	$37.32	(0.34)	6.71	6.37	—	—	—	$43.69	17.07%	2.63%	2.63%	(0.96)%	$1,125	83%
Year Ended July 31, 2022	$60.86	(1.04)	(16.76)	(17.80)	—	(5.74)	(5.74)	$37.32	(32.37)%	2.54%	2.54%	(1.86)%	$615	31%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
Amount is less than $0.005.
(d)
Subsequent to the issuance of the July 31, 2022 financial statements, $0.03 of the distribution was determined to be a return of capital.
(e)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

Financial Highlights  ::  243

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Consumer Staples UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$74.33	0.81	5.33	6.14	(0.43)	—	(0.43)	$80.04	8.33%	2.38%	1.78%	1.07%	$3,510	2,673%
Year Ended July 31, 2025	$74.21	0.91	0.36	(c)	1.27	(1.15)	—	(1.15)	$74.33	1.72%	2.41%	1.78%	1.19%	$3,623	551%
Year Ended July 31, 2024	$73.06	1.15	1.06	2.21	(1.06)	—	(1.06)	$74.21	3.20%	2.51%	1.78%	1.68%	$3,209	173%
Year Ended July 31, 2023	$83.25	0.70	(10.89)	(10.19)	—	—	—	$73.06	(12.25)%	2.41%	1.78%	0.98%	$3,518	173%
Year Ended July 31, 2022	$91.85	(0.44)	(3.77)	(4.21)	—	(4.39)	(4.39)	$83.25	(5.34)%	1.88%	1.78%	(0.48)%	$3,965	142%
Service Class
Year Ended July 31, 2026	$64.32	0.15	4.51	4.66	—	—	—	$68.98	7.25%	3.38%	2.78%	0.07%	$126	2,673%
Year Ended July 31, 2025	$64.30	0.25	0.20	(c)	0.45	(0.43)	—	(0.43)	$64.32	0.70%	3.40%	2.77%	0.20%	$152	551%
Year Ended July 31, 2024	$63.32	0.55	0.77	1.32	(0.34)	—	(0.34)	$64.30	2.15%	3.50%	2.77%	0.69%	$152	173%
Year Ended July 31, 2023	$72.87	0.08	(9.63)	(9.55)	—	—	—	$63.32	(13.12)%	3.40%	2.77%	(0.01)%	$293	173%
Year Ended July 31, 2022	$81.66	(1.27)	(3.13)	(4.40)	—	(4.39)	(4.39)	$72.87	(6.25)%	2.88%	2.78%	(1.48)%	$241	142%
Energy UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$39.67	0.75	21.48	22.23	(1.11)	—	(1.11)	$60.79	57.44%	1.58%	1.58%	1.46%	$52,473	573%
Year Ended July 31, 2025	$46.17	0.71	(5.95)	(5.24)	(1.26)	—	(1.26)	$39.67	(11.33)%	1.65%	1.65%	1.78%	$16,890	374%
Year Ended July 31, 2024	$42.69	0.93	2.90	3.83	(0.35)	—	(0.35)	$46.17	9.09%	1.58%	1.57%	2.17%	$23,691	158%
Year Ended July 31, 2023	$38.26	0.87	4.76	5.63	(0.77)	(0.43)	(1.20)	$42.69	14.73%	1.58%	1.58%	2.13%	$32,584	208%
Year Ended July 31, 2022	$19.35	0.44	18.84	19.28	(0.37)	—	(0.37)	$38.26	100.88%	1.51%	1.51%	1.47%	$42,754	117%
Service Class
Year Ended July 31, 2026	$33.49	0.32	18.07	18.39	(0.69)	—	(0.69)	$51.19	55.93%	2.58%	2.58%	0.46%	$991	573%
Year Ended July 31, 2025	$39.14	0.36	(5.15)	(4.79)	(0.86)	—	(0.86)	$33.49	(12.24)%	2.65%	2.65%	0.78%	$749	374%
Year Ended July 31, 2024	$36.24	0.56	2.34	2.90	—	—	—	$39.14	8.00%	2.58%	2.57%	1.17%	$1,190	158%
Year Ended July 31, 2023	$32.52	0.52	3.89	4.41	(0.26)	(0.43)	(0.69)	$36.24	13.56%	2.58%	2.58%	1.13%	$1,164	208%
Year Ended July 31, 2022	$16.49	0.18	16.02	16.20	(0.17)	—	(0.17)	$32.52	98.87%	2.51%	2.51%	0.47%	$2,284	117%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

244  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Europe 30 ProFund
Investor Class
Year Ended July 31, 2026	$17.05		0.20	6.24		6.44	(0.32)		(0.32)			$23.17	38.39%	1.94%	1.78%	0.97%	$9,130	549%
Year Ended July 31, 2025	$15.90		0.29	0.86		1.15	—		—			$17.05	7.23%	2.53%	1.78%	1.75%	$3,772	712%
Year Ended July 31, 2024	$13.91		0.35	1.87		2.22	(0.23)		(0.23)			$15.90	15.96%	2.93%	1.78%	2.31%	$3,733	804%
Year Ended July 31, 2023	$12.98		0.28	1.12		1.40	(0.47)		(0.47)			$13.91	10.95%	2.85%	1.78%	2.12%	$4,431	716%
Year Ended July 31, 2022	$13.97		0.23	(1.10)		(0.87)	(0.12)		(0.12)			$12.98	(6.25)%	2.32%	1.78%	1.68%	$4,540	954%
Service Class
Year Ended July 31, 2026	$18.47		(0.02)	6.81		6.79	(0.19)		(0.19)			$25.07	37.08%	2.94%	2.78%	(0.03)%	$386	549%
Year Ended July 31, 2025	$17.39		0.11	0.97		1.08	—		—			$18.47	6.21%	3.53%	2.78%	0.75%	$495	712%
Year Ended July 31, 2024	$15.22		0.18	2.07		2.25	(0.08)		(0.08)			$17.39	14.77%	3.93%	2.78%	1.31%	$481	804%
Year Ended July 31, 2023	$14.05		0.14	1.22		1.36	(0.19)		(0.19)			$15.22	9.82%	3.85%	2.78%	1.12%	$207	716%
Year Ended July 31, 2022	$15.25		0.08	(1.16)		(1.08)	(0.12)		(0.12)			$14.05	(7.11)%	3.32%	2.78%	0.68%	$187	954%
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2026	$13.81		0.27	(0.27)		—	(0.34)		(0.34)			$13.47	(0.01)%	4.55%	1.78%	1.94%	$1,177	—
Year Ended July 31, 2025	$13.90		0.35	0.21		0.56	(0.65)		(0.65)			$13.81	4.42%	4.30%	1.78%	2.55%	$1,399	—
Year Ended July 31, 2024	$14.36		0.48	(0.58)		(0.10)	(0.36)		(0.36)			$13.90	(0.75)%	5.52%	1.78%	3.45%	$1,139	—
Year Ended July 31, 2023	$13.81		0.33	0.22		0.55	—		—			$14.36	3.91%	4.53%	1.78%	2.37%	$1,422	—
Year Ended July 31, 2022	$16.23		(0.23)	(2.19)		(2.42)	—		—			$13.81	(14.85)%	4.94%	1.78%	(1.53)%	$750	—
Service Class
Year Ended July 31, 2026	$12.44		0.14	(0.29)		(0.15)	(0.05)		(0.05)			$12.24	(1.24)%	5.55%	2.78%	0.94%	$9	—
Year Ended July 31, 2025	$12.34		0.23	0.16		0.39	(0.29)		(0.29)			$12.44	3.35%	5.30%	2.78%	1.55%	$6	—
Year Ended July 31, 2024	$12.76		0.36	(0.52)		(0.16)	(0.26)		(0.26)			$12.34	(1.41)%	6.52%	2.78%	2.45%	$8	—
Year Ended July 31, 2023	$12.44		0.21	0.11		0.32	—		—			$12.76	2.82%	5.53%	2.78%	1.37%	$3	—
Year Ended July 31, 2022	$14.71		(0.37)	(1.90)		(2.27)	—		—			$12.44	(15.80)%	5.94%	2.78%	(2.53)%	$3	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Financial Highlights  ::  245

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses		Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$45.67		0.15	4.34 (c)	4.49			—	—		—		$50.16	9.83%		1.85%	1.68%	0.32%	$9,330	721%
Year Ended July 31, 2025	$37.02		0.25	9.30	9.55			(0.20)	(0.70)		(0.90)		$45.67	26.02	%(d)	1.67%	1.67%	0.58%	$35,205	313%
Year Ended July 31, 2024	$27.73		0.23	9.14	9.37			(0.08)	—		(0.08)		$37.02	33.84%		1.82%	1.80%	0.72%	$33,786	178%
Year Ended July 31, 2023	$26.94		0.12	0.67	0.79			—	—		—		$27.73	2.89	%(e)	2.18%	1.89%	0.49%	$4,428	68%
Year Ended July 31, 2022	$32.99		(0.13)	(3.52)	(3.65)			—	(2.40	)(f)	(2.40)		$26.94	(12.30)%		1.73%	1.72%	(0.41)%	$5,211	306%
Service Class
Year Ended July 31, 2026	$36.51		(0.21)	3.41 (c)	3.20			—	—		—		$39.71	8.76%		2.85%	2.68%	(0.68)%	$431	721%
Year Ended July 31, 2025	$29.87		(0.09)	7.43	7.34			—	(0.70)		(0.70)		$36.51	24.79	%(d)	2.67%	2.67%	(0.42)%	$463	313%
Year Ended July 31, 2024	$22.56		(0.02)	7.33	7.31			—	—		—		$29.87	32.40%		2.82%	2.80%	(0.28)%	$680	178%
Year Ended July 31, 2023	$22.14		(0.09)	0.51	0.42			—	—		—		$22.56	1.90	%(e)	3.18%	2.89%	(0.51)%	$335	68%
Year Ended July 31, 2022	$27.76		(0.40)	(2.82)	(3.22)			—	(2.40	)(f)	(2.40)		$22.14	(13.15)%		2.73%	2.72%	(1.41)%	$535	306%
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$88.62		0.51	31.33	31.84			(0.20)	—		(0.20)		$120.26	35.93%		1.65%	1.65%	0.47%	$11,079	684%
Year Ended July 31, 2025	$113.18		0.67	(24.42)	(23.75)			(0.81)	—		(0.81)		$88.62	(21.05)%		1.76%	1.76%	0.64%	$8,907	99%
Year Ended July 31, 2024	$98.82		0.87	13.75	14.62			(0.26)	—		(0.26)		$113.18	14.83	%(g)	1.69%	1.68%	0.86%	$13,841	55%
Year Ended July 31, 2023	$99.80		0.46	(1.44)	(0.98)			—	—		—		$98.82	(0.99	)%(h)	1.73%	1.73%	0.48%	$13,229	77%
Year Ended July 31, 2022	$106.01		(0.51)	(5.70)	(6.21)			—	—		—		$99.80	(5.85)%		1.61%	1.61%	(0.50)%	$16,631	110%
Service Class
Year Ended July 31, 2026	$70.31		(0.33)	24.65	24.32			—	—		—		$94.63	34.59%		2.65%	2.65%	(0.53)%	$781	684%
Year Ended July 31, 2025	$89.95		(0.16)	(19.48)	(19.64)			—	—		—		$70.31	(21.82)%		2.76%	2.76%	(0.36)%	$745	99%
Year Ended July 31, 2024	$79.12		0.05	10.78	10.83			—	—		—		$89.95	13.69	%(g)	2.69%	2.68%	(0.14)%	$1,163	55%
Year Ended July 31, 2023	$80.71		(0.32)	(1.27)	(1.59)			—	—		—		$79.12	(1.98	)%(h)	2.73%	2.73%	(0.52)%	$1,153	77%
Year Ended July 31, 2022	$86.59		(1.35)	(4.53)	(5.88)			—	—		—		$80.71	(6.79)%		2.61%	2.61%	(1.50)%	$1,075	110%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)
During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%.
(e)
During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.97%.
(f)
Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.
(g)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%.
(h)
During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%.

246  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$76.48	(0.02)	17.83	(c)	17.81	(0.31)	(1.04)	(1.35)	$92.94	23.65%	2.09%	1.78%	(0.02)%	$12,002	2,027%
Year Ended July 31, 2025	$63.50	0.23	14.84	15.07	(0.89)	(1.20)	(2.09)	$76.48	24.37%	2.10%	1.78%	0.35%	$7,065	805%
Year Ended July 31, 2024	$52.58	0.40	10.52	10.92	—	—	—	$63.50	20.77%	1.85%	1.78%	0.69%	$6,016	391%
Year Ended July 31, 2023	$46.85	0.19	5.54	5.73	—	—	—	$52.58	12.21%	2.30%	1.78%	0.42%	$8,515	264%
Year Ended July 31, 2022	$61.05	(0.40)	(11.73)	(12.13)	(2.07	)(d)	—	(2.07)	$46.85	(20.49)%	1.88%	1.75%	(0.70)%	$3,354	174%
Service Class
Year Ended July 31, 2026	$62.65	(0.71)	14.50	(c)	13.79	—	(1.04)	(1.04)	$75.40	22.34%	3.09%	2.78%	(1.02)%	$321	2,027%
Year Ended July 31, 2025	$52.37	(0.33)	12.12	11.81	(0.33)	(1.20)	(1.53)	$62.65	23.07%	3.10%	2.78%	(0.65)%	$320	805%
Year Ended July 31, 2024	$43.81	(0.06)	8.62	8.56	—	—	—	$52.37	19.54%	2.58%	2.78%	(0.31)%	$292	391%
Year Ended July 31, 2023	$39.45	(0.19)	4.55	4.36	—	—	—	$43.81	11.05%	3.30%	2.78%	(0.58)%	$244	264%
Year Ended July 31, 2022	$52.23	(0.85)	(9.86)	(10.71)	(2.07	)(d)	—	(2.07)	$39.45	(21.29)%	2.88%	2.75%	(1.70)%	$276	174%
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$63.82	(0.18)	(2.41)	(2.59)	—	—	—	$61.23	(4.06)%	1.36%	1.36%	(0.30)%	$76,123	27%
Year Ended July 31, 2025	$42.01	(0.13)	21.94	21.81	—	—	—	$63.82	51.92	%(e)	1.48%	1.48%	(0.24)%	$101,692	112%
Year Ended July 31, 2024	$36.15	(0.09)	5.95	5.86	—	—	—	$42.01	16.21%	1.50%	1.49%	(0.25)%	$74,779	40%
Year Ended July 31, 2023	$28.60	(0.13)	7.68	7.55	—	—	—	$36.15	26.40%	1.55%	1.55%	(0.47)%	$84,071	24%
Year Ended July 31, 2022	$79.79	(0.68)	(39.88)	(40.56)	—	(10.63)	(10.63)	$28.60	(57.90)%	1.48%	1.48%	(1.28)%	$76,762	26%
Service Class
Year Ended July 31, 2026	$40.38	(0.56)	(1.47)	(2.03)	—	—	—	$38.35	(5.03)%	2.36%	2.36%	(1.30)%	$2,899	27%
Year Ended July 31, 2025	$26.85	(0.47)	14.00	13.53	—	—	—	$40.38	50.39	%(e)	2.48%	2.48%	(1.24)%	$4,736	112%
Year Ended July 31, 2024	$23.34	(0.34)	3.85	3.51	—	—	—	$26.85	15.04%	2.50%	2.49%	(1.25)%	$3,329	40%
Year Ended July 31, 2023	$18.65	(0.30)	4.99	4.69	—	—	—	$23.34	25.15%	2.55%	2.55%	(1.47)%	$4,133	24%
Year Ended July 31, 2022	$56.65	(1.05)	(26.32)	(27.37)	—	(10.63)	(10.63)	$18.65	(58.32)%	2.48%	2.48%	(2.28)%	$3,642	26%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)
Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.
(e)
During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%.

Financial Highlights  ::  247

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2026	$50.68		(0.56)	9.37	8.81			—	(0.81)	(0.81)		$58.68	17.54	%(c)	1.67%	1.67%	(1.07)%	$14,845	399%
Year Ended July 31, 2025	$41.13		(0.42)	9.97	9.55			—	—	—		$50.68	23.23%		1.71%	1.70%	(0.94)%	$24,764	1,217%
Year Ended July 31, 2024	$33.56		(0.31)	8.41	8.10			—	(0.53)	(0.53)		$41.13	24.47%		1.73%	1.73%	(0.86)%	$20,990	1,061%
Year Ended July 31, 2023	$32.29		(0.18)	1.99	1.81			—	(0.54)	(0.54)		$33.56	5.98%		1.82%	1.82%	(0.60)%	$12,856	322%
Year Ended July 31, 2022	$36.51		(0.30)	(3.53)	(3.83)			—	(0.39)	(0.39)		$32.29	(10.69	)%(d)	1.57%	1.57%	(0.84)%	$11,048	756%
Service Class
Year Ended July 31, 2026	$38.93		(0.97)	7.29	6.32			—	(0.81)	(0.81)		$44.44	16.42	%(c)	2.65%	2.65%	(2.05)%	$1,923	399%
Year Ended July 31, 2025	$31.91		(0.76)	7.78	7.02			—	—	—		$38.93	22.00%		2.69%	2.68%	(1.92)%	$1,871	1,217%
Year Ended July 31, 2024	$26.41		(0.59)	6.62	6.03			—	(0.53)	(0.53)		$31.91	23.23%		2.72%	2.72%	(1.85)%	$2,034	1,061%
Year Ended July 31, 2023	$25.80		(0.41)	1.56	1.15			—	(0.54)	(0.54)		$26.41	4.94%		2.81%	2.81%	(1.59)%	$1,179	322%
Year Ended July 31, 2022	$29.53		(0.58)	(2.76)	(3.34)			—	(0.39)	(0.39)		$25.80	(11.56	)%(d)	2.56%	2.56%	(1.83)%	$1,234	756%
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2026	$109.62		0.16	18.67	18.83			—	(4.90)	(4.90)		$123.55	17.58	%(e)	2.20%	1.78%	0.14%	$3,419	1,647%
Year Ended July 31, 2025	$108.03		(0.03)	4.03	4.00			(1.02)	(1.39)	(2.41)		$109.62	3.76	%(f)	1.79%	1.78%	(0.03)%	$2,857	1,805%
Year Ended July 31, 2024	$94.45		0.31	13.27	13.58			—	—	—		$108.03	14.38%		1.82%	1.82%	0.33%	$4,800	762%
Year Ended July 31, 2023	$82.34		0.15	12.10	12.25			(0.14)	—	(0.14)		$94.45	14.90%		1.94%	1.87%	0.19%	$5,469	647%
Year Ended July 31, 2022	$84.34		0.38	(1.79)	(1.41)			(0.59)	—	(0.59)		$82.34	(1.72)%		1.65%	1.65%	0.45%	$18,196	1,059%
Service Class
Year Ended July 31, 2026	$93.63		(0.83)	15.78	14.95			—	(4.90)	(4.90)		$103.68	16.41	%(e)	3.20%	2.78%	(0.86)%	$1,816	1,647%
Year Ended July 31, 2025	$92.51		(0.95)	3.46	2.51			—	(1.39)	(1.39)		$93.63	2.74	%(f)	2.79%	2.78%	(1.02)%	$1,717	1,805%
Year Ended July 31, 2024	$81.71		(0.53)	11.33	10.80			—	—	—		$92.51	13.22%		2.82%	2.82%	(0.67)%	$2,375	762%
Year Ended July 31, 2023	$71.84		(0.58)	10.45	9.87			—	—	—		$81.71	13.72%		2.94%	2.87%	(0.81)%	$2,541	647%
Year Ended July 31, 2022	$73.84		(0.36)	(1.64)	(2.00)			—	—	—		$71.84	(2.69)%		2.65%	2.65%	(0.55)%	$1,784	1,059%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
During the year ended July 31, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.31%.
(d)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.
(e)
During the year ended July 31, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.16%.
(f)
During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.18%.

248  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$105.48	0.79	19.90	20.69	(1.96)	—	(1.96)	$124.21	19.86%	1.73%	1.64%	0.64%	$33,880	525%
Year Ended July 31, 2025	$117.84	0.75	(12.16)	(11.41)	(0.95)	—	(0.95)	$105.48	(9.65)%	2.14%	1.78%	0.69%	$3,179	764%
Year Ended July 31, 2024	$109.45	0.91	8.51	9.42	(1.03)	—	(1.03)	$117.84	8.69%	2.05%	1.78%	0.87%	$4,985	146%
Year Ended July 31, 2023	$92.29	0.69	16.47	17.16	—	—	—	$109.45	18.58%	2.07%	1.82%	0.72%	$8,535	188%
Year Ended July 31, 2022	$101.46	(0.29)	(8.88)	(9.17)	—	—	—	$92.29	(9.03)%	1.93%	1.89%	(0.28)%	$4,652	194%
Service Class
Year Ended July 31, 2026	$90.15	(0.24)	16.88	16.64	(1.53)	—	(1.53)	$105.26	18.68%	2.73%	2.64%	(0.36)%	$301	525%
Year Ended July 31, 2025	$100.78	(0.19)	(10.44)	(10.63)	—	—	—	$90.15	(10.56)%	3.14%	2.78%	(0.31)%	$260	764%
Year Ended July 31, 2024	$93.71	0.03	7.08	7.11	(0.04)	—	(0.04)	$100.78	7.62%	3.05%	2.78%	(0.13)%	$387	146%
Year Ended July 31, 2023	$79.82	(0.15)	14.04	13.89	—	—	—	$93.71	17.37%	3.07%	2.82%	(0.28)%	$961	188%
Year Ended July 31, 2022	$88.60	(1.18)	(7.60)	(8.78)	—	—	—	$79.82	(9.91)%	2.93%	2.89%	(1.28)%	$510	194%
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2026	$107.57	(1.00)	21.17	20.17	—	(3.70)	(3.70)	$124.04	19.21%	1.99%	1.78%	(0.92)%	$4,274	370%
Year Ended July 31, 2025	$108.23	(0.89)	1.19	0.30	—	(0.96)	(0.96)	$107.57	0.29%	2.11%	1.78%	(0.88)%	$3,589	457%
Year Ended July 31, 2024	$92.40	(0.70)	16.53	15.83	—	—	—	$108.23	17.13	%(c)	2.00%	1.78%	(0.75)%	$4,934	650%
Year Ended July 31, 2023	$88.50	(0.60)	7.15	6.55	—	(2.65)	(2.65)	$92.40	7.83%	2.20%	1.82%	(0.71)%	$28,388	382%
Year Ended July 31, 2022	$128.38	(1.19)	(11.75)	(12.94)	—	(26.94)	(26.94)	$88.50	(13.02)%	2.35%	2.04	%(d)	(1.19)%	$2,708	197%
Service Class
Year Ended July 31, 2026	$77.41	(1.87)	15.35	13.48	—	(3.70)	(3.70)	$87.19	18.01%	2.99%	2.78%	(1.92)%	$782	370%
Year Ended July 31, 2025	$78.93	(1.65)	1.09	(0.56)	—	(0.96)	(0.96)	$77.41	(0.70)%	3.11%	2.78%	(1.88)%	$661	457%
Year Ended July 31, 2024	$68.08	(1.41)	12.26	10.85	—	—	—	$78.93	15.94	%(c)	3.00%	2.78%	(1.75)%	$714	650%
Year Ended July 31, 2023	$66.59	(1.24)	5.38	4.14	—	(2.65)	(2.65)	$68.08	6.77%	3.20%	2.82%	(1.71)%	$543	382%
Year Ended July 31, 2022	$104.06	(2.01)	(8.52)	(10.53)	—	(26.94)	(26.94)	$66.59	(13.90)%	3.35%	3.04	%(d)	(2.19)%	$522	197%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.07%.
(d)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

Financial Highlights  ::  249

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2026	$124.66		0.32	23.08		23.40		(0.53)		—	(0.53)	$147.53		18.82	%(e)	1.95%	1.78%	0.25%	$4,643	710%
Year Ended July 31, 2025	$124.88		0.68	0.67	(c)	1.35		(1.57)		—	(1.57)	$124.66		1.09%		1.88%	1.78%	0.60%	$3,893	486%
Year Ended July 31, 2024	$110.42		0.90	13.56		14.46		— (d)		—	— (d)	$124.88		13.10	%(f)	1.86%	1.78%	0.84%	$5,812	262%
Year Ended July 31, 2023	$102.00		0.42	8.00		8.42		—		—	—	$110.42		8.24	%(g)	1.92%	1.78%	0.45%	$3,576	767%
Year Ended July 31, 2022	$112.82		(0.80)	(7.51)		(8.31)		—		(2.51)	(2.51)	$102.00		(7.57	)%(h)	1.95%	1.82%	(0.76)%	$3,106	18%
Service Class
Year Ended July 31, 2026	$96.67		(0.72)	17.77		17.05		(0.12)		—	(0.12)	$113.60		17.65	%(e)	2.95%	2.78%	(0.75)%	$4,414	710%
Year Ended July 31, 2025	$96.81		(0.27)	0.34	(c)	0.07		(0.21)		—	(0.21)	$96.67		0.08%		2.88%	2.78%	(0.40)%	$3,724	486%
Year Ended July 31, 2024	$86.45		0.02	10.34		10.36		—		—	—	$96.81		11.97	%(f)	2.86%	2.78%	(0.16)%	$4,707	262%
Year Ended July 31, 2023	$80.67		(0.38)	6.16		5.78		—		—	—	$86.45		7.16	%(g)	2.92%	2.78%	(0.55)%	$781	767%
Year Ended July 31, 2022	$90.61		(1.66)	(5.77)		(7.43)		—		(2.51)	(2.51)	$80.67		(8.47	)%(h)	2.95%	2.82%	(1.76)%	$795	18%
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2026	$113.50		(0.31)	21.54		21.23		(0.56)		—	(0.56)	$134.17		18.76	%(i)	2.86%	1.78%	(0.26)%	$2,121	2,574%
Year Ended July 31, 2025	$111.40		(0.12)	2.33	(c)	2.21		(0.11)		—	(0.11)	$113.50		1.98%		2.15%	1.78%	(0.11)%	$1,679	988%
Year Ended July 31, 2024	$101.72		0.07	9.61		9.68		—		—	—	$111.40		9.52	%(j)	2.72%	1.78%	0.07%	$4,007	238%
Year Ended July 31, 2023	$93.28		0.06	8.38		8.44		—		—	—	$101.72		9.04	%(k)	2.09%	1.78%	0.07%	$2,321	495%
Year Ended July 31, 2022	$95.91		0.19	(1.93)		(1.74)		—		(0.89)	(0.89)	$93.28		(1.86	)%(l)	1.85%	1.78%	0.21%	$21,740	512%
Service Class
Year Ended July 31, 2026	$87.88		(1.26)	16.73		15.47		—		—	—	$103.35		17.60	%(i)	3.86%	2.78%	(1.26)%	$377	2,574%
Year Ended July 31, 2025	$87.02		(1.00)	1.86	(c)	0.86		—		—	—	$87.88		0.99%		3.15%	2.78%	(1.11)%	$363	988%
Year Ended July 31, 2024	$80.26		(0.72)	7.48		6.76		—		—	—	$87.02		8.42	%(j)	3.72%	2.78%	(0.93)%	$541	238%
Year Ended July 31, 2023	$74.33		(0.68)	6.61		5.93		—		—	—	$80.26		7.96	%(k)	3.09%	2.78%	(0.93)%	$577	495%
Year Ended July 31, 2022	$77.37		(0.57)	(1.58)		(2.15)		—		(0.89)	(0.89)	$74.33		(2.84	)%(l)	2.85%	2.78%	(0.79)%	$620	512%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)
Amount is less than $0.005.
(e)
During the year ended July 31, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.43%.
(f)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.
(g)
During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.
(h)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.
(i)
During the year ended July 31, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.26%.
(j)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.21%.
(k)
During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(l)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

250  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Nasdaq‑100 ProFund
Investor Class
Year Ended July 31, 2026	$48.88		0.32	9.42	9.74		(0.30)		(0.60)	(0.90)	$57.72		20.11%	1.40%	1.40%	0.61%	$87,664	308%
Year Ended July 31, 2025	$41.80		0.31	7.11	7.42		(0.34)		—	(0.34)	$48.88		17.83%	1.47%	1.47%	0.71%	$118,651	131%
Year Ended July 31, 2024	$34.45		0.57	6.78	7.35		—		—	—	$41.80		21.31%	1.54%	1.53%	1.58%	$126,080	30%
Year Ended July 31, 2023	$28.79		0.36	5.30	5.66		—		—	—	$34.45		19.68%	1.52%	1.52%	1.32%	$125,665	136%
Year Ended July 31, 2022	$34.80		(0.32)	(4.77)	(5.09)		—		(0.92)	(0.92)	$28.79		(15.20)%	1.46%	1.46%	(0.97)%	$48,382	635%
Service Class
Year Ended July 31, 2026	$37.39		(0.09)	7.11	7.02		—		(0.60)	(0.60)	$43.81		18.93%	2.40%	2.40%	(0.39)%	$10,282	308%
Year Ended July 31, 2025	$32.15		(0.04)	5.37	5.33		(0.09)		—	(0.09)	$37.39		16.61%	2.47%	2.47%	(0.29)%	$9,109	131%
Year Ended July 31, 2024	$26.77		0.29	5.09	5.38		—		—	—	$32.15		20.08%	2.54%	2.53%	0.58%	$10,084	30%
Year Ended July 31, 2023	$22.60		0.15	4.02	4.17		—		—	—	$26.77		18.44%	2.52%	2.52%	0.32%	$7,960	136%
Year Ended July 31, 2022	$27.78		(0.58)	(3.68)	(4.26)		—		(0.92)	(0.92)	$22.60		(16.03)%	2.46%	2.46%	(1.97)%	$6,964	635%
Oil & Gas Equipment & Services UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$63.92		0.52	65.82	66.34		(0.73)		—	(0.73)	$129.53		104.39%	1.53%	1.53%	0.48%	$10,606	211%
Year Ended July 31, 2025	$124.72		0.70	(61.05)	(60.35)		(0.45)		—	(0.45)	$63.92		(48.48)%	1.74%	1.74%	0.90%	$10,558	149%
Year Ended July 31, 2024	$124.18		0.41	0.13	0.54		—		—	—	$124.72		0.43%	1.69%	1.69%	0.38%	$14,487	217%
Year Ended July 31, 2023	$77.29		0.11	46.78	46.89		—		—	—	$124.18		60.67%	1.68%	1.68%	0.12%	$14,708	255%
Year Ended July 31, 2022	$61.47		(0.51)	16.33	15.82		—		—	—	$77.29		25.74%	1.65%	1.65%	(0.69)%	$13,020	218%
Service Class
Year Ended July 31, 2026	$55.18		(0.57)	57.13	56.56		—		—	—	$111.74		102.50%	2.53%	2.53%	(0.52)%	$558	211%
Year Ended July 31, 2025	$108.24		0.04	(53.10)	(53.06)		—		—	—	$55.18		(49.03)%	2.74%	2.74%	(0.10)%	$96	149%
Year Ended July 31, 2024	$108.85		(0.55)	(0.06)	(0.61)		—		—	—	$108.24		(0.55)%	2.69%	2.69%	(0.62)%	$88	217%
Year Ended July 31, 2023	$68.41		(0.71)	41.15	40.44		—		—	—	$108.85		59.09%	2.68%	2.68%	(0.88)%	$3,223	255%
Year Ended July 31, 2022	$54.96		(1.20)	14.65	13.45		—		—	—	$68.41		24.49%	2.65%	2.65%	(1.69)%	$1,247	218%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Financial Highlights  ::  251

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$22.47		(0.15)	22.66	22.51		(0.31)	—			(0.31)		$44.67	100.56%	2.05%	1.78%	(0.44)%	$7,723	373%
Year Ended July 31, 2025	$25.60		0.10	(2.97)	(2.87)		(0.26)	—			(0.26)		$22.47	(11.30)%	2.53%	1.78%	0.42%	$2,249	178%
Year Ended July 31, 2024	$27.07		0.20	(1.55)	(1.35)		(0.12)	—			(0.12)		$25.60	(4.98)%	2.47%	1.78%	0.87%	$2,770	207%
Year Ended July 31, 2023	$28.86		0.16	(1.95)	(1.79)		—	—			—		$27.07	(6.20)%	2.21%	1.78%	0.62%	$3,451	272%
Year Ended July 31, 2022	$30.56		(0.06)	(0.41)	(0.47)		—	(1.23)			(1.23)		$28.86	(1.71)%	2.13%	1.78%	(0.20)%	$3,828	185%
Service Class
Year Ended July 31, 2026	$18.54		(0.42)	18.71	18.29		—	—			—		$36.83	98.65%	3.05%	2.78%	(1.44)%	$828	373%
Year Ended July 31, 2025	$21.10		(0.10)	(2.46)	(2.56)		—	—			—		$18.54	(12.13)%	3.53%	2.78%	(0.58)%	$136	178%
Year Ended July 31, 2024	$22.44		0.01	(1.35)	(1.34)		—	—			—		$21.10	(5.97)%	3.47%	2.78%	(0.13)%	$236	207%
Year Ended July 31, 2023	$24.14		(0.06)	(1.64)	(1.70)		—	—			—		$22.44	(7.08)%	3.21%	2.78%	(0.38)%	$460	272%
Year Ended July 31, 2022	$26.02		(0.31)	(0.34)	(0.65)		—	(1.23)			(1.23)		$24.14	(2.69)%	3.13%	2.78%	(1.20)%	$289	185%
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$85.08		0.85	43.94	44.79		(0.74)	—			(0.74)		$129.13	52.42%	1.37%	1.37%	0.51%	$53,197	166%
Year Ended July 31, 2025	$57.55		0.35	28.05	28.40		(0.87)	—			(0.87)		$85.08	50.63%	1.53%	1.53%	0.54%	$35,463	229%
Year Ended July 31, 2024	$47.18		0.46	10.49	10.95		(0.58)	—			(0.58)		$57.55	23.56%	1.60%	1.60%	1.07%	$26,709	204%
Year Ended July 31, 2023	$40.36		0.49	6.33	6.82		— (c)	—			—	(c)	$47.18	16.90%	1.63%	1.63%	1.09%	$25,671	128%
Year Ended July 31, 2022	$65.60		0.19	(25.43)	(25.24)		—	—			—		$40.36	(38.48)%	1.53%	1.53%	0.33%	$18,455	94%
Service Class
Year Ended July 31, 2026	$70.60		(0.52)	36.45	35.93		—	—			—		$106.53	50.89%	2.37%	2.37%	(0.49)%	$3,255	166%
Year Ended July 31, 2025	$47.80		(0.20)	23.39	23.19		(0.39)	—			(0.39)		$70.60	49.19%	2.53%	2.53%	(0.46)%	$3,017	229%
Year Ended July 31, 2024	$39.28		0.09	8.63	8.72		(0.20)	—			(0.20)		$47.80	22.36%	2.60%	2.60%	0.07%	$2,323	204%
Year Ended July 31, 2023	$33.94		0.11	5.23	5.34		—	—			—		$39.28	15.70%	2.63%	2.63%	0.09%	$1,077	128%
Year Ended July 31, 2022	$55.73		(0.32)	(21.47)	(21.79)		—	—			—		$33.94	(39.08)%	2.53%	2.53%	(0.67)%	$1,280	94%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
Amount is less than $0.005.

252  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets						Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses		Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$41.18		0.54	4.53		5.07		(0.54)	—	(0.54)	$45.71		12.48%			2.70%	1.78%		1.27%	$3,083	3,920%
Year Ended July 31, 2025	$42.25		0.62	(0.74	)(c)	(0.12)		(0.95)	—	(0.95)	$41.18		(0.28)%			2.03%	1.78%		1.41%	$2,914	640%
Year Ended July 31, 2024	$38.73		0.63	3.65		4.28		(0.76)	—	(0.76)	$42.25		11.21	%(d)		2.34%	1.83%		1.69%	$5,066	153%
Year Ended July 31, 2023	$50.52		0.08	(10.40)		(10.32)		(0.22)	(1.25)	(1.47)	$38.73		(20.29)%			2.30%	2.10	%(e)	0.21%	$4,639	75%
Year Ended July 31, 2022	$63.02		(0.20)	(4.17)		(4.37)		(0.56)	(7.57)	(8.13)	$50.52		(8.99	)%(f)		1.55%	1.55%		(0.32)%	$6,793	253%
Service Class
Year Ended July 31, 2026	$38.06		0.15	4.15		4.30		(0.21)	—	(0.21)	$42.15		11.37%			3.70%	2.78%		0.27%	$192	3,920%
Year Ended July 31, 2025	$39.20		0.22	(0.71	)(c)	(0.44)		(0.64)	—	(0.64)	$38.06		(1.24)%			3.03%	2.78%		0.41%	$346	640%
Year Ended July 31, 2024	$35.96		0.28	3.34		3.62		(0.38)	—	(0.38)	$39.20		10.09	%(d)		3.34%	2.83%		0.69%	$334	153%
Year Ended July 31, 2023	$47.21		(0.29)	(9.71)		(10.00)		—	(1.25)	(1.25)	$35.96		(21.07)%			3.30%	3.10	%(e)	(0.79)%	$276	75%
Year Ended July 31, 2022	$59.52		(0.75)	(3.90)		(4.65)		(0.09)	(7.57)	(7.66)	$47.21		(9.89	)%(f)		2.55%	2.55%		(1.32)%	$534	253%
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2026	$43.09		0.85	1.94		2.79		(1.44)	—	(1.44)	$44.44		6.76%			1.88%	1.73%		2.02%	$8,226	—
Year Ended July 31, 2025	$40.32		1.05	3.75		4.80		(2.03)	—	(2.03)	$43.09		12.01%			1.92%	1.92%		2.51%	$9,453	—
Year Ended July 31, 2024	$38.87		1.46	1.83		3.29		(1.84)	—	(1.84)	$40.32		8.89%			1.76%	1.75%		3.49%	$8,876	—
Year Ended July 31, 2023	$31.43		0.71	6.73		7.44		—	—	—	$38.87		23.67%			1.61%	1.61%		1.97%	$11,272	—
Year Ended July 31, 2022	$25.21		(0.28)	6.50		6.22		—	—	—	$31.43		24.67%			1.52%	1.52%		(0.96)%	$44,874	—
Service Class
Year Ended July 31, 2026	$40.07		0.46	1.75		2.21		(0.94)	—	(0.94)	$41.34		5.68%			2.88%	2.73%		1.02%	$83	—
Year Ended July 31, 2025	$36.12		0.67	3.28		3.95		—	—	—	$40.07		10.94%			2.92%	2.92%		1.51%	$105	—
Year Ended July 31, 2024	$33.49		1.09	1.54		2.63		—	—	—	$36.12		7.85%			2.76%	2.75%		2.49%	$152	—
Year Ended July 31, 2023	$27.36		0.39	5.74		6.13		—	—	—	$33.49		22.40%			2.61%	2.61%		0.97%	$1,593	—
Year Ended July 31, 2022	$22.15		(0.53)	5.74		5.21		—	—	—	$27.36		23.47%			2.52%	2.52%		(1.96)%	$1,173	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.19%.
(e)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.
(f)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

Financial Highlights  ::  253

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2026	$14.83		0.27		0.19	0.46		(0.50)		—	(0.50)		$14.79	3.23%	5.82%	1.78%	1.84%	$545	—
Year Ended July 31, 2025	$14.98		0.39		0.32	0.71		(0.86)		—	(0.86)		$14.83	4.66%	5.52%	1.78%	2.61%	$560	—
Year Ended July 31, 2024	$15.23		0.53		0.18	0.71		(0.96)		—	(0.96)		$14.98	4.94%	3.11%	1.78%	3.42%	$1,830	—
Year Ended July 31, 2023	$13.45		0.29		1.49	1.78		—		—	—		$15.23	13.23%	2.33%	1.78%	1.98%	$2,035	—
Year Ended July 31, 2022	$12.32		(0.17)		1.30	1.13		—		—	—		$13.45	9.17%	2.62%	1.78%	(1.31)%	$2,933	—
Service Class
Year Ended July 31, 2026	$13.76		0.13		0.17	0.30		—		—	—		$14.06	2.18%	6.82%	2.78%	0.84%	$2	—
Year Ended July 31, 2025	$13.81		0.25		0.26	0.51		(0.56)		—	(0.56)		$13.76	3.65%	6.52%	2.78%	1.61%	$32	—
Year Ended July 31, 2024	$13.74		0.38		0.14	0.52		(0.45)		—	(0.45)		$13.81	3.93%	4.11%	2.78%	2.42%	$137	—
Year Ended July 31, 2023	$12.26		0.15		1.33	1.48		—		—	—		$13.74	12.07%	3.33%	2.78%	0.98%	$528	—
Year Ended July 31, 2022	$11.34		(0.29)		1.21	0.92		—		—	—		$12.26	8.11%	3.62%	2.78%	(2.31)%	$762	—
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2026	$29.50		0.49		0.39	0.88		(0.63)		—	(0.63)		$29.75	3.05%	2.09%	1.78%	1.66%	$10,509	—
Year Ended July 31, 2025	$30.43		0.71		(0.73)	(0.02)		(0.91)		—	(0.91)		$29.50	(0.24)%	2.22%	1.78%	2.36%	$8,392	—
Year Ended July 31, 2024	$29.83		0.95		1.03	1.98		(1.38)		—	(1.38)		$30.43	6.88%	2.43%	1.78%	3.13%	$9,791	—
Year Ended July 31, 2023	$30.65		0.56		(0.72)	(0.16)		—		(0.66)	(0.66)		$29.83	(0.52)%	1.82%	1.78%	1.82%	$9,097	—
Year Ended July 31, 2022	$27.16		(0.38)		3.87	3.49		—		—	—		$30.65	12.85%	1.82%	1.78%	(1.32)%	$46,695	—
Service Class
Year Ended July 31, 2026	$25.08		0.24		0.25	0.49		(0.31)		—	(0.31)		$25.26	1.97%	3.09%	2.78%	0.66%	$5	—
Year Ended July 31, 2025	$25.86		0.45		(0.72)	(0.27)		(0.51)		—	(0.51)		$25.08	(1.16)%	3.22%	2.78%	1.36%	$24	—
Year Ended July 31, 2024	$25.48		0.69		0.75	1.44		(1.06)		—	(1.06)		$25.86	5.92%	3.43%	2.78%	2.13%	$50	—
Year Ended July 31, 2023	$26.56		0.29		(0.71)	(0.42)		—		(0.66)	(0.66)		$25.48	(1.56)%	2.82%	2.78%	0.82%	$97	—
Year Ended July 31, 2022	$23.77		(0.63)		3.42	2.79		—		—	—		$26.56	11.70%	2.82%	2.78%	(2.32)%	$182	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

254  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$52.99		(0.02)	32.73	32.71		(0.06)		(7.17)	(7.23)		$78.47	67.91%	1.32%	1.32%	(0.03)%	$641,557	174%
Year Ended July 31, 2025	$42.73		0.10	15.90	16.00		(0.07)		(5.67)	(5.74)		$52.99	40.86%	1.46%	1.46%	0.26%	$438,221	205%
Year Ended July 31, 2024	$20.02		0.05	22.66	22.71		—		—	—		$42.73	113.44%	1.49%	1.48%	0.15%	$378,352	189%
Year Ended July 31, 2023	$11.62		0.05	8.35	8.40		—		—	—		$20.02	72.32%	1.56%	1.56%	0.45%	$127,520	72%
Year Ended July 31, 2022	$14.76		(0.09)	(2.22)	(2.31)		—		(0.83)	(0.83)		$11.62	(17.93)%	1.49%	1.49%	(0.59)%	$64,313	53%
Service Class
Year Ended July 31, 2026	$35.88		(0.45)	21.03	20.58		—		(7.17)	(7.17)		$49.29	66.25%	2.32%	2.32%	(1.03)%	$21,596	174%
Year Ended July 31, 2025	$30.80		(0.18)	10.93	10.75		—		(5.67)	(5.67)		$35.88	39.47%	2.46%	2.46%	(0.74)%	$14,777	205%
Year Ended July 31, 2024	$14.58		(0.17)	16.39	16.22		—		—	—		$30.80	111.30%	2.49%	2.48%	(0.85)%	$17,049	189%
Year Ended July 31, 2023	$8.54		(0.04)	6.08	6.04		—		—	—		$14.58	70.62%	2.56%	2.56%	(0.55)%	$6,648	72%
Year Ended July 31, 2022	$11.12		(0.20)	(1.55)	(1.75)		—		(0.83)	(0.83)		$8.54	(18.76)%	2.49%	2.49%	(1.59)%	$4,254	53%
Short Energy ProFund
Investor Class
Year Ended July 31, 2026	$13.92		0.21	(3.96)	(3.75)		(0.53)		—	(0.53)		$9.64	(27.93)%	4.62%	1.78%	1.87%	$841	—
Year Ended July 31, 2025	$13.79		0.36	0.31	0.67		(0.54)		—	(0.54)		$13.92	4.74%	4.77%	1.78%	2.52%	$1,239	—
Year Ended July 31, 2024	$14.95		0.49	(1.08)	(0.59)		(0.57)		—	(0.57)		$13.79	(4.24)%	6.84%	1.78%	3.36%	$484	—
Year Ended July 31, 2023	$17.57		0.34	(2.96)	(2.62)		—		—	—		$14.95	(14.91)%	3.63%	1.78%	2.14%	$635	—
Year Ended July 31, 2022	$32.82		(0.29)	(14.96)	(15.25)		—		—	—		$17.57	(46.47)%	3.74%	1.78%	(1.28)%	$2,135	—
Service Class
Year Ended July 31, 2026	$12.65		0.13	(3.66)	(3.53)		(0.22)		—	(0.22)		$8.90	(28.37)%	5.37%	2.53%	1.12%	$2	—
Year Ended July 31, 2025	$12.51		0.23	0.38	0.61		(0.47)		—	(0.47)		$12.65	4.70%	5.77%	2.78%	1.52%	$33	—
Year Ended July 31, 2024	$13.59		0.36	(0.99)	(0.63)		(0.45)		—	(0.45)		$12.51	(5.23)%	7.84%	2.78%	2.36%	$17	—
Year Ended July 31, 2023	$16.20		0.19	(2.80)	(2.61)		—		—	—		$13.59	(15.81)%	4.63%	2.78%	1.14%	$2	—
Year Ended July 31, 2022	$30.52		(0.53)	(13.79)	(14.32)		—		—	—		$16.20	(46.97)%	4.74%	2.78%	(2.28)%	$12	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Financial Highlights  ::  255

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Capital Contributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Short Nasdaq‑100 ProFund
Investor Class
Year Ended July 31, 2026	$37.36	0.64	(6.69)	(6.05)	(0.73)	(0.73)	—	$30.58	(16.38)%	2.78%	1.78%	1.93%	$3,129	—
Year Ended July 31, 2025	$48.69	1.22	(9.06)	(7.84)	(4.33)	(4.33)	0.84	(c)	$37.36	(15.25	)%(c)	3.18%	1.84	%(d)	2.68%	$2,153	—
Year Ended July 31, 2024	$60.69	1.82	(10.17)	(8.35)	(3.65)	(3.65)	—	$48.69	(14.36)%	2.89%	1.88%	3.22%	$1,853	—
Year Ended July 31, 2023	$74.03	1.38	(14.72)	(13.34)	—	—	—	$60.69	(18.04)%	1.78%	1.78%	1.77%	$3,051	—
Year Ended July 31, 2022	$71.44	(0.85)	3.44	2.59	—	—	—	$74.03	3.64%	1.81%	1.78%	(1.13)%	$79,796	—
Service Class
Year Ended July 31, 2026	$32.10	0.36	(5.83)	(5.47)	(0.55)	(0.55)	—	$26.08	(17.21)%	3.78%	2.78%	0.93%	$224	—
Year Ended July 31, 2025	$42.26	0.84	(7.68)	(6.84)	(3.79)	(3.79)	0.47	(e)	$32.10	(15.99	)%(e)	4.18%	2.84	%(d)	1.68%	$97	—
Year Ended July 31, 2024	$52.72	1.34	(9.08)	(7.74)	(2.72)	(2.72)	—	$42.26	(15.21)%	3.89%	2.88%	2.22%	$112	—
Year Ended July 31, 2023	$64.86	0.71	(12.85)	(12.14)	—	—	—	$52.72	(18.72)%	2.78%	2.78%	0.77%	$86	—
Year Ended July 31, 2022	$63.39	(1.50)	2.97	1.47	—	—	—	$64.86	2.29%	2.81%	2.78%	(2.13)%	$241	—
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2026	$6.47	0.07	(2.72)	(2.65)	(0.36)	(0.36)	—	$3.46	(40.86)%	1.78%	1.78%	1.97%	$15,685	—
Year Ended July 31, 2025	$9.64	0.23	(3.18)	(2.95)	(0.22)	(0.22)	—	$6.47	(31.45)%	2.16%	1.78%	2.67%	$12,532	—
Year Ended July 31, 2024	$14.04	0.44	(2.50)	(2.06)	(2.34)	(2.34)	—	$9.64	(17.68)%	2.32%	1.78%	3.52%	$1,401	—
Year Ended July 31, 2023	$17.45	0.34	(3.75)	(3.41)	—	—	—	$14.04	(19.54)%	2.38%	1.78%	2.26%	$3,236	—
Year Ended July 31, 2022	$14.83	(0.22)	2.84	2.62	—	—	—	$17.45	17.67%	2.79%	1.78%	(1.45)%	$2,072	—
Service Class
Year Ended July 31, 2026	$6.23	0.04	(2.63)	(2.59)	(0.23)	(0.23)	—	$3.41	(41.48)%	2.78%	2.78%	0.97%	$107	—
Year Ended July 31, 2025	$9.31	0.15	(3.08)	(2.93)	(0.15)	(0.15)	—	$6.23	(32.06)%	3.16%	2.78%	1.67%	$33	—
Year Ended July 31, 2024	$13.40	0.31	(2.39)	(2.08)	(2.01)	(2.01)	—	$9.31	(18.40)%	3.32%	2.78%	2.52%	$8	—
Year Ended July 31, 2023	$16.80	0.19	(3.59)	(3.40)	—	—	—	$13.40	(20.13)%	3.38%	2.78%	1.26%	$19	—
Year Ended July 31, 2022	$14.43	(0.37)	2.74	2.37	—	—	—	$16.80	16.35%	3.79%	2.78%	(2.45)%	$17	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
The amount includes a voluntary capital contribution from the Advisor. The contribution represented $0.84 to the net asset value and 7.51% to the total return. Without this contribution, the net asset value and total return would have been lower.
(d)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.
(e)
The amount includes a voluntary capital contribution from the Advisor. The contribution represented $0.47 to the net asset value and 7.47% to the total return. Without this contribution, the net asset value and total return would have been lower.

256  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2026	$7.91		0.14	(0.71)		(0.57)		(0.28)		(0.28)			$7.06	(7.58)%	5.93%	1.78%	1.84%	$699		—
Year Ended July 31, 2025	$8.34		0.21	(0.20)		0.01		(0.44)		(0.44)			$7.91	0.02%	4.14%	1.78%	2.64%	$691		—
Year Ended July 31, 2024	$9.14		0.32	(0.84)		(0.52)		(0.28)		(0.28)			$8.34	(5.70)%	2.98%	1.78%	3.49%	$1,153		—
Year Ended July 31, 2023	$8.10		0.21	0.83		1.04		—		—			$9.14	12.84%	3.19%	1.78%	2.29%	$1,817		—
Year Ended July 31, 2022	$8.19		(0.10)	0.01		(0.09)		—		—			$8.10	(1.10)%	5.81%	1.78%	(1.28)%	$1,875		—
Service Class
Year Ended July 31, 2026	$6.68		0.07	(0.87)		(0.80)		—		—			$5.88	(11.98)%	6.93%	2.78%	0.84%	$—	(c)	—
Year Ended July 31, 2025	$7.14		0.14	(0.26)		(0.12)		(0.34)		(0.34)			$6.68	(1.79)%	5.14%	2.78%	1.64%	$21		—
Year Ended July 31, 2024	$7.85		0.24	(0.76)		(0.52)		(0.19)		(0.19)			$7.14	(6.63)%	3.98%	2.78%	2.49%	$6		—
Year Ended July 31, 2023	$7.03		0.13	0.69		0.82		—		—			$7.85	11.66%	4.19%	2.78%	1.29%	$112		—
Year Ended July 31, 2022	$7.19		(0.17)	0.01		(0.16)		—		—			$7.03	(2.23)%	6.81%	2.78%	(2.28)%	$14		—
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2026	$54.22		0.79	(12.62)		(11.83)		(10.43)		(10.43)			$31.96	(23.88)%	7.16%	1.78%	1.92%	$727		—
Year Ended July 31, 2025	$53.26		1.41	(0.22	)(d)	1.19		(0.23)		(0.23)			$54.22	2.23%	3.64%	1.78%	2.52%	$772		—
Year Ended July 31, 2024	$68.97		2.34	(8.07)		(5.73)		(9.98)		(9.98)			$53.26	(9.45)%	2.71%	1.78%	3.44%	$618		—
Year Ended July 31, 2023	$74.11		1.96	(7.10)		(5.14)		—		—			$68.97	(6.91)%	2.29%	1.78%	2.57%	$1,728		—
Year Ended July 31, 2022	$69.42		(1.10)	5.79		4.69		—		—			$74.11	6.77%	2.26%	1.78%	(1.56)%	$1,412		—
Service Class
Year Ended July 31, 2026	$49.96		0.38	(11.76)		(11.38)		(8.75)		(8.75)			$29.83	(24.59)%	8.16%	2.78%	0.92%	$8		—
Year Ended July 31, 2025	$49.03		0.90	0.03		0.93		—		—			$49.96	1.88%	4.64%	2.78%	1.52%	$59		—
Year Ended July 31, 2024	$64.18		1.72	(7.57)		(5.85)		(9.30)		(9.30)			$49.03	(10.39)%	3.71%	2.78%	2.44%	$30		—
Year Ended July 31, 2023	$69.53		1.26	(6.61)		(5.35)		—		—			$64.18	(7.63)%	3.29%	2.78%	1.57%	$47		—
Year Ended July 31, 2022	$65.92		(1.80)	5.41		3.61		—		—			$69.53	5.46%	3.26%	2.78%	(2.56)%	$162		—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
Amount is less than $500.
(d)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

Financial Highlights  ::  257

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2026	$107.71	(0.98)	31.12	30.14	—	—	—	$137.85	27.98	%(c)	2.31%	1.78%	(0.86)%	$7,226	540%
Year Ended July 31, 2025	$116.48	(0.77)	(6.08)	(6.85)	—	(1.92)	(1.92)	$107.71	(5.92)%	1.95%	1.78%	(0.74)%	$3,598	1,201%
Year Ended July 31, 2024	$101.00	(0.47)	16.77	16.30	—	(0.82)	(0.82)	$116.48	16.26	%(d)	2.14%	1.78%	(0.49)%	$5,777	251%
Year Ended July 31, 2023	$102.43	(0.43)	2.47	2.04	—	(3.47)	(3.47)	$101.00	2.38	%(e)	2.16%	1.84%	(0.47)%	$3,818	239%
Year Ended July 31, 2022	$126.49	(0.96)	(13.02)	(13.98)	—	(10.08)	(10.08)	$102.43	(12.08	)%(f)	1.95%	1.92%	(0.87)%	$9,587	462%
Service Class
Year Ended July 31, 2026	$79.31	(1.87)	23.03	21.16	—	—	—	$100.47	26.68	%(c)	3.31%	2.78%	(1.86)%	$1,297	540%
Year Ended July 31, 2025	$87.16	(1.58)	(4.35)	(5.93)	—	(1.92)	(1.92)	$79.31	(6.86)%	2.95%	2.78%	(1.74)%	$783	1,201%
Year Ended July 31, 2024	$76.53	(1.24)	12.69	11.45	—	(0.82)	(0.82)	$87.16	15.10	%(d)	3.14%	2.78%	(1.49)%	$994	251%
Year Ended July 31, 2023	$79.28	(1.17)	1.89	0.72	—	(3.47)	(3.47)	$76.53	1.38	%(e)	3.16%	2.84%	(1.47)%	$485	239%
Year Ended July 31, 2022	$101.09	(1.86)	(9.87)	(11.73)	—	(10.08)	(10.08)	$79.28	(12.94	)%(f)	2.95%	2.92%	(1.87)%	$1,235	462%
Small-Cap ProFund
Investor Class
Year Ended July 31, 2026	$111.16	1.02	33.81	34.83	(1.00)	—	(1.00)	$144.99	31.48	%(g)	2.00%	1.78%	0.82%	$6,856	363%
Year Ended July 31, 2025	$115.91	0.94	(5.69)	(4.75)	—	—	—	$111.16	(4.10)%	2.26%	1.78%	0.87%	$6,293	405%
Year Ended July 31, 2024	$103.50	1.45	10.96	12.41	—	—	—	$115.91	11.99	%(h)	2.44%	1.78%	1.46%	$4,265	641%
Year Ended July 31, 2023	$98.02	0.64	4.84	5.48	—	—	—	$103.50	5.59	%(i)	2.76%	1.78%	0.69%	$5,370	546%
Year Ended July 31, 2022	$117.00	(1.20)	(17.78)	(18.98)	—	—	—	$98.02	(16.22	)%(j)	2.18%	1.78%	(1.10)%	$2,627	137%
Service Class
Year Ended July 31, 2026	$87.47	(0.01)	26.32	26.31	(0.55)	—	(0.55)	$113.23	30.18	%(g)	3.00%	2.78%	(0.18)%	$1,032	363%
Year Ended July 31, 2025	$92.18	0.06	(4.77)	(4.71)	—	—	—	$87.47	(5.09)%	3.26%	2.78%	(0.13)%	$148	405%
Year Ended July 31, 2024	$83.13	0.64	8.41	9.05	—	—	—	$92.18	10.87	%(h)	3.44%	2.78%	0.46%	$761	641%
Year Ended July 31, 2023	$79.51	(0.12)	3.74	3.62	—	—	—	$83.13	4.54	%(i)	3.76%	2.78%	(0.31)%	$348	546%
Year Ended July 31, 2022	$95.85	(2.09)	(14.25)	(16.34)	—	—	—	$79.51	(17.05	)%(j)	3.18%	2.78%	(2.10)%	$320	137%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
During the year ended July 31, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.13%.
(d)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.13%.
(e)
During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.21%.
(f)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.
(g)
During the year ended July 31, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.11%.
(h)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.14%.
(i)
During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%.
(j)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

258  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2026	$101.77	(0.10)	34.79	34.69	—	—	—	$136.46	34.09%	1.91%	1.78%	(0.08)%	$7,080	1,721%
Year Ended July 31, 2025	$110.92	(0.01)	(8.12)	(8.13)	(1.02)	—	(1.02)	$101.77	(7.40)%	2.11%	1.78%	(0.01)%	$1,395	1,642%
Year Ended July 31, 2024	$103.01	0.25	7.66	7.91	—	—	—	$110.92	7.68	%(c)	2.34%	1.82%	0.26%	$51,425	915%
Year Ended July 31, 2023	$100.64	(0.32)	4.07	3.75	—	(1.38)	(1.38)	$103.01	3.88	%(d)	2.00%	1.98	%(e)	(0.34)%	$2,765	510%
Year Ended July 31, 2022	$104.97	(0.02)	(4.11)	(4.13)	(0.20)	—	(0.20)	$100.64	(3.94)%	1.68%	1.68%	(0.02)%	$8,441	638%
Service Class
Year Ended July 31, 2026	$78.92	(1.04)	26.89	25.85	—	—	—	$104.77	32.76%	2.91%	2.78%	(1.08)%	$485	1,721%
Year Ended July 31, 2025	$86.63	(0.84)	(6.34)	(7.18)	(0.53)	—	(0.53)	$78.92	(8.35)%	3.11%	2.78%	(1.01)%	$396	1,642%
Year Ended July 31, 2024	$81.28	(0.52)	5.87	5.35	—	—	—	$86.63	6.58	%(c)	3.34%	2.82%	(0.74)%	$800	915%
Year Ended July 31, 2023	$80.51	(1.08)	3.23	2.15	—	(1.38)	(1.38)	$81.28	2.83	%(d)	3.00%	2.98	%(e)	(1.34)%	$520	510%
Year Ended July 31, 2022	$84.68	(0.86)	(3.31)	(4.17)	—	—	—	$80.51	(4.90)%	2.68%	2.68%	(1.02)%	$790	638%
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$42.03	(0.07)	19.11	19.04	—	(1.48)	(1.48)	$59.59	46.32	%(f)	1.41%	1.41%	(0.14)%	$104,171	113%
Year Ended July 31, 2025	$37.56	0.04	8.21	8.25	(0.11)	(3.67)	(3.78)	$42.03	23.11%	1.53%	1.53%	0.12%	$87,436	111%
Year Ended July 31, 2024	$29.11	0.09	8.48	8.57	—	(0.12)	(0.12)	$37.56	29.53%	1.52%	1.52%	0.29%	$86,309	116%
Year Ended July 31, 2023	$22.61	0.02	6.48	6.50	—	—	—	$29.11	28.72%	1.58%	1.58%	0.11%	$74,931	139%
Year Ended July 31, 2022	$31.19	(0.27)	(6.02)	(6.29)	—	(2.29)	(2.29)	$22.61	(22.70)%	1.48%	1.48%	(0.93)%	$44,187	51%
Service Class
Year Ended July 31, 2026	$31.59	(0.44)	14.18	13.74	—	(1.48)	(1.48)	$43.85	44.81	%(f)	2.41%	2.41%	(1.14)%	$6,194	113%
Year Ended July 31, 2025	$29.25	(0.24)	6.25	6.01	—	(3.67)	(3.67)	$31.59	21.88%	2.53%	2.53%	(0.88)%	$4,855	111%
Year Ended July 31, 2024	$22.93	(0.16)	6.60	6.44	—	(0.12)	(0.12)	$29.25	28.20%	2.52%	2.52%	(0.71)%	$4,488	116%
Year Ended July 31, 2023	$17.99	(0.15)	5.09	4.94	—	—	—	$22.93	27.45%	2.58%	2.58%	(0.89)%	$4,815	139%
Year Ended July 31, 2022	$25.45	(0.50)	(4.67)	(5.17)	—	(2.29)	(2.29)	$17.99	(23.48)%	2.48%	2.48%	(1.93)%	$3,393	51%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.13%.
(d)
During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(e)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.
(f)
During the year ended July 31, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.18%.

Financial Highlights  ::  259

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
UltraBear ProFund
Investor Class
Year Ended July 31, 2026	$8.42		0.14	(2.28)		(2.14)		(0.20)	—		(0.20)		$6.08	(25.98)%	2.07%	1.78%	1.98%	$4,377	—
Year Ended July 31, 2025	$11.43		0.29	(3.09)		(2.80)		(0.21)	—		(0.21)		$8.42	(24.82)%	2.04%	1.78%	2.81%	$6,590	—
Year Ended July 31, 2024	$16.28		0.52	(4.58)		(4.06)		(0.79)	—		(0.79)		$11.43	(25.54)%	1.87%	1.78%	3.55%	$6,076	—
Year Ended July 31, 2023	$20.70		0.50	(4.92)		(4.42)		—	—		—		$16.28	(21.35)%	1.82%	1.78%	2.44%	$9,454	—
Year Ended July 31, 2022	$21.42		(0.29)	(0.43)		(0.72)		—	—		—		$20.70	(3.36)%	1.97%	1.78%	(1.40)%	$11,191	—
Service Class
Year Ended July 31, 2026	$7.33		0.09	(2.00)		(1.91)		—	—		—		$5.42	(26.06)%	2.92%	2.63%	1.13%	$110	—
Year Ended July 31, 2025	$10.04		0.20	(2.74)		(2.54)		(0.17)	—		(0.17)		$7.33	(25.62)%	3.04%	2.78%	1.81%	$98	—
Year Ended July 31, 2024	$14.39		0.40	(4.10)		(3.70)		(0.65)	—		(0.65)		$10.04	(26.25)%	2.87%	2.78%	2.55%	$82	—
Year Ended July 31, 2023	$18.33		0.40	(4.34)		(3.94)		—	—		—		$14.39	(21.58)%	2.38%	2.34%	1.88%	$22	—
Year Ended July 31, 2022	$19.19		(0.48)	(0.38)		(0.86)		—	—		—		$18.33	(4.43)%	2.97%	2.78%	(2.40)%	$10	—
UltraBull ProFund
Investor Class
Year Ended July 31, 2026	$150.71		0.88	44.79		45.67		(1.31)	(13.02)		(14.33)		$182.05	31.96%	1.33%	1.33%	0.54%	$176,249	156%
Year Ended July 31, 2025	$127.39		1.04	25.60		26.64		—	(3.32)		(3.32)		$150.71	21.08%	1.47%	1.47%	0.77%	$163,661	104%
Year Ended July 31, 2024	$94.19		1.05	33.03		34.08		(0.88)	—		(0.88)		$127.39	36.18%	1.50%	1.49%	1.03%	$142,971	217%
Year Ended July 31, 2023	$90.03		0.54	10.71		11.25		(0.02)	(7.07)		(7.09)		$94.19	15.56%	1.52%	1.52%	0.69%	$114,312	100%
Year Ended July 31, 2022	$112.96		(0.33)	(15.63)	(15.96)			—	(6.97)		(6.97)		$90.03	(14.96)%	1.46%	1.46%	(0.31)%	$101,714	16%
Service Class
Year Ended July 31, 2026	$109.80		(0.29)	31.73		31.44		(0.62)	(13.02)		(13.64)		$127.60	30.65%	2.33%	2.33%	(0.46)%	$3,045	156%
Year Ended July 31, 2025	$94.62		0.04	18.46		18.50		—	(3.32)		(3.32)		$109.80	19.76%	2.47%	2.47%	(0.23)%	$2,380	104%
Year Ended July 31, 2024	$70.23		0.31	24.14		24.45		(0.06)	—		(0.06)		$94.62	34.82%	2.50%	2.49%	0.03%	$2,321	217%
Year Ended July 31, 2023	$69.92		(0.06)	7.44		7.38		—	(7.07)		(7.07)		$70.23	14.41%	2.52%	2.52%	(0.31)%	$3,754	100%
Year Ended July 31, 2022	$90.15		(1.15)	(12.11)	(13.26)			—	(6.97)		(6.97)		$69.92	(15.80)%	2.46%	2.46%	(1.31)%	$2,036	16%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

260  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
UltraChina ProFund
Investor Class
Year Ended July 31, 2026	$25.22		0.05	(6.06)		(6.01)		(1.53)	—	(1.53)	$17.68	(25.75)%		1.52%	1.52%	0.22%	$18,195	123%
Year Ended July 31, 2025	$19.53		0.06	6.20		6.26		(0.57)	—	(0.57)	$25.22	32.90	%(c)	1.70%	1.70%	0.25%	$24,845	254%
Year Ended July 31, 2024	$35.75		0.18	(15.56)	(15.38)			(0.84)	—	(0.84)	$19.53	(43.56)%		1.77%	1.77%	0.76%	$17,094	159%
Year Ended July 31, 2023	$34.33		(0.17)	1.59		1.42		—	—	—	$35.75	4.23%		1.81%	1.81%	(0.59)%	$24,128	222%
Year Ended July 31, 2022	$118.04		(0.20)	(83.51)	(83.71)			—	—	—	$34.33	(70.93)%		1.74%	1.74%	(0.37)%	$15,352	243%
Service Class
Year Ended July 31, 2026	$21.71		(0.15)	(5.17)		(5.32)		(1.32)	—	(1.32)	$15.07	(26.46)%		2.52%	2.52%	(0.78)%	$935	123%
Year Ended July 31, 2025	$16.81		(0.15)	5.39		5.24		(0.34)	—	(0.34)	$21.71	31.70	%(c)	2.70%	2.70%	(0.75)%	$535	254%
Year Ended July 31, 2024	$30.78		(0.03)	(13.44)	(13.47)			(0.50)	—	(0.50)	$16.81	(44.14)%		2.77%	2.77%	(0.24)%	$374	159%
Year Ended July 31, 2023	$29.87		(0.44)	1.35		0.91		—	—	—	$30.78	2.94%		2.80%	2.80%	(1.58)%	$1,208	222%
Year Ended July 31, 2022	$103.68		(0.60)	(73.21)	(73.81)			—	—	—	$29.87	(71.17)%		2.74%	2.74%	(1.37)%	$788	243%
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2026	$81.30		0.68	27.28		27.96		(0.75)	(2.81)	(3.56)	$105.70	35.05%		1.40%	1.40%	0.74%	$45,774	8%
Year Ended July 31, 2025	$76.27		0.76	6.11		6.87		(0.70)	(1.14)	(1.84)	$81.30	9.05%		1.53%	1.53%	0.97%	$37,108	45%
Year Ended July 31, 2024	$61.13		0.78	15.00		15.78		(0.64)	—	(0.64)	$76.27	25.95%		1.58%	1.57%	1.21%	$37,746	28%
Year Ended July 31, 2023	$54.64		0.50	5.99		6.49		—	—	—	$61.13	11.86%		1.62%	1.62%	0.94%	$29,992	31%
Year Ended July 31, 2022	$66.90		(0.08)	(7.91)		(7.99)		—	(4.27)	(4.27)	$54.64	(13.07)%		1.54%	1.54%	(0.14)%	$32,075	10%
Service Class
Year Ended July 31, 2026	$66.90		(0.09)	22.21		22.12		(0.10)	(2.81)	(2.91)	$86.11	33.70%		2.40%	2.40%	(0.26)%	$1,886	8%
Year Ended July 31, 2025	$63.21		0.10	4.92		5.02		(0.19)	(1.14)	(1.33)	$66.90	7.96%		2.53%	2.53%	(0.03)%	$1,428	45%
Year Ended July 31, 2024	$50.88		0.24	12.31		12.55		(0.22)	—	(0.22)	$63.21	24.72%		2.57%	2.56%	0.22%	$1,659	28%
Year Ended July 31, 2023	$45.93		0.06	4.89		4.95		—	—	—	$50.88	10.75%		2.60%	2.60%	(0.04)%	$1,131	31%
Year Ended July 31, 2022	$57.42		(0.62)	(6.60)		(7.22)		—	(4.27)	(4.27)	$45.93	(13.94)%		2.54%	2.54%	(1.14)%	$738	10%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.17%.

Financial Highlights  ::  261

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2026	$64.31		0.35	17.73		18.08	(2.00)		(2.00)	$80.39	28.17%		1.78%	1.78%	0.44%		$11,403	211%
Year Ended July 31, 2025	$48.17		0.82	16.10		16.92	(0.78)		(0.78)	$64.31	35.71%		1.93%	1.78%	1.51%		$9,284	290%
Year Ended July 31, 2024	$48.79		0.75	(0.58)		0.17	(0.79)		(0.79)	$48.17	0.47	%(c)	2.10%	1.78%	1.70%		$7,422	163%
Year Ended July 31, 2023	$41.78		0.74	6.66		7.40	(0.39)		(0.39)	$48.79	17.98%		2.04%	1.82%	1.81%		$8,199	292%
Year Ended July 31, 2022	$79.62		0.57	(38.41)		(37.84)	—		—	$41.78	(47.53	)%(d)	1.99%	1.92%	1.00%		$5,666	265%
Service Class
Year Ended July 31, 2026	$57.82		(0.39)	15.94		15.55	(1.71)		(1.71)	$71.66	26.93%		2.78%	2.78%	(0.56)%		$70	211%
Year Ended July 31, 2025	$43.17		0.33	14.49		14.82	(0.17)		(0.17)	$57.82	34.46%		2.93%	2.78%	0.51%		$137	290%
Year Ended July 31, 2024	$43.74		0.35	(0.58)		(0.23)	(0.34)		(0.34)	$43.17	(0.48	)%(c)	3.10%	2.78%	0.70%		$80	163%
Year Ended July 31, 2023	$37.48		0.38	5.88		6.26	—		—	$43.74	16.73%		3.04%	2.82%	0.81%		$123	292%
Year Ended July 31, 2022	$72.13		0.02	(34.67)		(34.65)	—		—	$37.48	(48.05	)%(d)	2.99%	2.92%	—	%(e)	$95	265%
UltraInternational ProFund
Investor Class
Year Ended July 31, 2026	$21.98		0.52	8.40		8.92	(0.09)		(0.09)	$30.81	40.62%		1.85%	1.78%	1.93%		$4,028	—
Year Ended July 31, 2025	$19.61		0.53	1.84		2.37	—		—	$21.98	12.09%		2.15%	1.78%	2.65%		$7,271	—
Year Ended July 31, 2024	$17.61		0.60	1.40		2.00	—		—	$19.61	11.36%		2.36%	1.78%	3.50%		$3,705	—
Year Ended July 31, 2023	$14.71		0.38	2.52		2.90	—		—	$17.61	19.71%		2.27%	1.78%	2.49%		$5,184	—
Year Ended July 31, 2022	$21.26		(0.29)	(6.26)		(6.55)	—		—	$14.71	(30.81)%		2.82%	1.78%	(1.55)%		$2,322	—
Service Class
Year Ended July 31, 2026	$18.52		0.30	6.97		7.27	(0.01)		(0.01)	$25.78	39.28%		2.85%	2.78%	0.93%		$707	—
Year Ended July 31, 2025	$16.67		0.36	1.49		1.85	—		—	$18.52	11.10%		3.15%	2.78%	1.65%		$88	—
Year Ended July 31, 2024	$15.16		0.45	1.06		1.51	—		—	$16.67	9.96%		3.36%	2.78%	2.50%		$51	—
Year Ended July 31, 2023	$12.76		0.25	2.15		2.40	—		—	$15.16	18.72%		3.27%	2.78%	1.49%		$232	—
Year Ended July 31, 2022	$18.65		(0.46)	(5.43)		(5.89)	—		—	$12.76	(31.53)%		3.82%	2.78%	(2.55)%		$25	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.32%.
(d)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(e)
Amount is less than 0.005%.

262  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
UltraJapan ProFund
Investor Class
Year Ended July 31, 2026	$55.06		1.48	53.96		55.44		(2.34)	(20.91)	(23.25)	$87.25	125.23%		1.53%	1.52%	1.93%	$39,085	—
Year Ended July 31, 2025	$52.06		1.31	1.69		3.00		—	—	—	$55.06	5.76%		1.71%	1.70%	2.67%	$18,099	—
Year Ended July 31, 2024	$40.37		1.61	13.88		15.49		(1.29)	(2.51)	(3.80)	$52.06	37.61%		1.77%	1.76%	3.36%	$24,157	—
Year Ended July 31, 2023	$28.05		0.66	11.66		12.32		—	—	—	$40.37	43.92%		1.84%	1.78%	2.18%	$21,211	—
Year Ended July 31, 2022	$31.75		(0.45)	1.09		0.64		—	(4.34)	(4.34)	$28.05	(0.05)%		1.81%	1.78%	(1.56)%	$12,750	—
Service Class
Year Ended July 31, 2026	$42.57		0.93	38.51		39.44		(2.04)	(20.91)	(22.95)	$59.06	123.21%		2.53%	2.52%	0.93%	$1,049	—
Year Ended July 31, 2025	$40.65		0.92	1.00		1.92		—	—	—	$42.57	4.72%		2.71%	2.70%	1.67%	$153	—
Year Ended July 31, 2024	$32.21		1.25	10.73		11.98		(1.03)	(2.51)	(3.54)	$40.65	36.31%		2.74%	2.73%	2.39%	$176	—
Year Ended July 31, 2023	$22.60		0.42	9.19		9.61		—	—	—	$32.21	42.52%		2.81%	2.75%	1.21%	$675	—
Year Ended July 31, 2022	$26.53		(0.69)	1.10		0.41		—	(4.34)	(4.34)	$22.60	(1.04)%		2.81%	2.78%	(2.56)%	$115	—
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2026	$14.86		0.62	13.70		14.32		(1.03)	—	(1.03)	$28.15	98.88%		1.85%	1.78%	2.52%	$17,549	214%
Year Ended July 31, 2025	$14.44		0.76	0.45		1.21		(0.79)	—	(0.79)	$14.86	10.05%		2.00%	1.78%	5.37%	$7,593	150%
Year Ended July 31, 2024	$19.16		0.88	(4.27)		(3.84)		(0.88)	—	(0.88)	$14.44	(21.41)%		1.90%	1.84%	5.10%	$7,225	111%
Year Ended July 31, 2023	$14.68		1.25	4.74		5.99		(1.51)	—	(1.51)	$19.16	44.70%		1.93%	1.93%	8.06%	$11,456	114%
Year Ended July 31, 2022	$19.08		1.13	(4.70)		(3.57)		(0.83)	—	(0.83)	$14.68	(18.44	)%(c)	1.73%	1.73%	6.86%	$9,583	141%
Service Class
Year Ended July 31, 2026	$14.23		0.40	12.99		13.39		(0.96)	—	(0.96)	$26.66	96.50%		2.85%	2.78%	1.52%	$35	214%
Year Ended July 31, 2025	$13.92		0.62	0.36		0.98		(0.67)	—	(0.67)	$14.23	8.44%		3.00%	2.78%	4.37%	$292	150%
Year Ended July 31, 2024	$18.60		0.71	(4.58)		(3.87)		(0.81)	—	(0.81)	$13.92	(22.11)%		2.90%	2.84%	4.10%	$63	111%
Year Ended July 31, 2023	$14.20		1.11	4.60		5.71		(1.31)	—	(1.31)	$18.60	43.62%		2.84%	2.84%	7.15%	$122	114%
Year Ended July 31, 2022	$18.34		0.97	(4.54)		(3.57)		(0.57)	—	(0.57)	$14.20	(19.32	)%(c)	2.73%	2.73%	5.86%	$108	141%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.

Financial Highlights  ::  263

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2026	$64.28		0.45	21.44		21.89		(0.13)	—		(0.13)		$86.04	34.10%	1.39%	1.39%	0.60%	$42,189	70%
Year Ended July 31, 2025	$68.68		0.50	(4.10)		(3.60)		(0.64)	(0.16)		(0.80)		$64.28	(5.28)%	1.56%	1.56%	0.78%	$32,503	70%
Year Ended July 31, 2024	$57.42		0.54	11.06		11.60		(0.34)	—		(0.34)		$68.68	20.30%	1.57%	1.57%	0.97%	$43,236	63%
Year Ended July 31, 2023	$52.47		0.25	4.70		4.95		—	—		—		$57.42	9.41%	1.59%	1.59%	0.50%	$38,109	22%
Year Ended July 31, 2022	$66.78		(0.23)	(10.83)	(11.06)			—	(3.25)		(3.25)		$52.47	(17.57)%	1.51%	1.51%	(0.38)%	$43,761	28%
Service Class
Year Ended July 31, 2026	$49.33		(0.12)	16.27		16.15		—	—		—		$65.48	32.74%	2.39%	2.39%	(0.40)%	$4,441	70%
Year Ended July 31, 2025	$52.86		(0.01)	(3.29)		(3.30)		(0.07)	(0.16)		(0.23)		$49.33	(6.25)%	2.56%	2.56%	(0.22)%	$3,775	70%
Year Ended July 31, 2024	$44.60		0.09	8.41		8.50		(0.24)	—		(0.24)		$52.86	19.15%	2.57%	2.57%	(0.03)%	$4,530	63%
Year Ended July 31, 2023	$41.17		(0.14)	3.57		3.43		—	—		—		$44.60	8.33%	2.59%	2.59%	(0.50)%	$832	22%
Year Ended July 31, 2022	$53.58		(0.72)	(8.44)		(9.16)		—	(3.25)		(3.25)		$41.17	(18.40)%	2.51%	2.51%	(1.38)%	$859	28%
UltraNasdaq‑100 ProFund
Investor Class
Year Ended July 31, 2026	$129.61		0.12	41.78		41.90		(0.53)	(22.38)		(22.91)		$148.60	35.80%	1.36%	1.36%	0.09%	$1,243,515	55%
Year Ended July 31, 2025	$101.39		0.34	27.88		28.22		—	—		—		$129.61	27.83%	1.45%	1.45%	0.31%	$1,166,424	52%
Year Ended July 31, 2024	$73.77		0.50	27.59		28.09		(0.47)	—		(0.47)		$101.39	38.03%	1.50%	1.50%	0.60%	$941,400	22%
Year Ended July 31, 2023	$58.68		0.19	17.02		17.21		—	(2.12)		(2.12)		$73.77	32.59%	1.53%	1.53%	0.37%	$773,820	60%
Year Ended July 31, 2022	$99.86		(0.71)	(26.13)	(26.84)			—	(14.34)		(14.34)		$58.68	(31.91)%	1.47%	1.47%	(0.87)%	$569,545	51%
Service Class
Year Ended July 31, 2026	$88.66		(0.78)	27.22		26.44		—	(22.38)		(22.38)		$92.72	34.52%	2.36%	2.36%	(0.91)%	$26,101	55%
Year Ended July 31, 2025	$70.05		(0.40)	19.01		18.61		—	—		—		$88.66	26.57%	2.44%	2.44%	(0.68)%	$22,367	52%
Year Ended July 31, 2024	$51.26		(0.07)	18.86		18.79		— (c)	—		—	(c)	$70.05	36.66%	2.50%	2.50%	(0.40)%	$20,292	22%
Year Ended July 31, 2023	$42.12		(0.18)	11.44		11.26		—	(2.12)		(2.12)		$51.26	31.25%	2.53%	2.53%	(0.63)%	$18,474	60%
Year Ended July 31, 2022	$76.18		(1.31)	(18.41)	(19.72)			—	(14.34)		(14.34)		$42.12	(32.50)%	2.47%	2.47%	(1.87)%	$14,120	51%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
Amount is less than $0.005.

264  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From				Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
UltraShort China ProFund
Investor Class
Year Ended July 31, 2026	$2.58		0.04	0.02		0.06	(0.09)		(0.09)	$2.55	3.18%		3.01%	1.78%	2.03%	$2,258	—
Year Ended July 31, 2025	$7.08		0.10	(4.08)		(3.98)	(0.52)		(0.52)	$2.58	(59.24)%		2.98%	1.78%	3.04%	$1,634	—
Year Ended July 31, 2024	$5.45		0.24	1.61		1.85	(0.22)		(0.22)	$7.08	34.30%		3.25%	1.78%	3.51%	$968	—
Year Ended July 31, 2023	$12.64		0.24	(7.43)		(7.19)	—		—	$5.45	(56.88)%		3.47%	1.78%	2.71%	$3,071	—
Year Ended July 31, 2022	$17.80		(0.29)	(4.87)		(5.16)	—		—	$12.64	(28.99)%		2.57%	1.78%	(1.53)%	$1,470	—
Service Class
Year Ended July 31, 2026	$2.18		0.02	0.03		0.05	—		—	$2.23	2.29%		3.86%	2.63%	1.18%	$4	—
Year Ended July 31, 2025	$6.10		0.07	(3.50)		(3.43)	(0.49)		(0.49)	$2.18	(59.57)%		3.98%	2.78%	2.04%	$62	—
Year Ended July 31, 2024	$4.73		0.18	1.37		1.55	(0.18)		(0.18)	$6.10	32.77%		4.20%	2.73%	2.56%	$19	—
Year Ended July 31, 2023	$11.02		0.18	(6.47)		(6.29)	—		—	$4.73	(56.99)%		4.15%	2.46%	2.03%	$3	—
Year Ended July 31, 2022	$15.63		(0.46)	(4.15)		(4.61)	—		—	$11.02	(29.58)%		3.57%	2.78%	(2.53)%	$10	—
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2026	$10.81		0.17	(3.12)		(2.95)	(0.40)		(0.40)	$7.46	(27.84)%		3.95%	1.78%	1.93%	$1,210	—
Year Ended July 31, 2025	$13.62		0.33	(2.48)		(2.15)	(0.66)		(0.66)	$10.81	(16.29)%		3.19%	1.78%	2.72%	$1,665	—
Year Ended July 31, 2024	$17.08		0.56	(3.67)		(3.11)	(0.35)		(0.35)	$13.62	(18.44)%		2.76%	1.78%	3.53%	$1,916	—
Year Ended July 31, 2023	$20.36		0.44	(3.72)		(3.28)	—		—	$17.08	(16.11)%		2.70%	1.78%	2.26%	$3,001	—
Year Ended July 31, 2022	$20.44		(0.30)	0.22		(0.08)	—		—	$20.36	(0.39)%		2.65%	1.78%	(1.48)%	$2,491	—
Service Class
Year Ended July 31, 2026	$9.25		0.10	(2.72)		(2.62)	(0.17)		(0.17)	$6.46	(28.57)%		4.95%	2.78%	0.93%	$226	—
Year Ended July 31, 2025	$11.62		0.22	(2.17)		(1.95)	(0.42)		(0.42)	$9.25	(17.22)%		4.19%	2.78%	1.72%	$38	—
Year Ended July 31, 2024	$14.67		0.42	(3.21)		(2.79)	(0.26)		(0.26)	$11.62	(19.23)%		3.76%	2.78%	2.53%	$42	—
Year Ended July 31, 2023	$17.62		0.28	(3.23)		(2.95)	—		—	$14.67	(16.74)%		3.60%	2.68%	1.36%	$44	—
Year Ended July 31, 2022	$17.86		(0.47)	0.23		(0.24)	—		—	$17.62	(1.34)%		3.65%	2.78%	(2.48)%	$156	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Financial Highlights  ::  265

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From				Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2026	$10.23		0.13	(3.60)			(3.47)	(0.64)		(0.64)	$6.12	(34.78)%		4.60%	1.78%	1.93%	$1,195	—
Year Ended July 31, 2025	$16.77		0.35	(6.68	)(c)		(6.33)	(0.21)		(0.21)	$10.23	(38.16)%		5.46%	1.78%	2.67%	$836	—
Year Ended July 31, 2024	$19.62		0.73	(2.21)			(1.48)	(1.37)		(1.37)	$16.77	(8.31)%		5.74%	1.78%	3.52%	$349	—
Year Ended July 31, 2023	$28.93		0.63	(9.94)			(9.31)	—		—	$19.62	(32.18)%		3.67%	1.78%	2.28%	$312	—
Year Ended July 31, 2022	$23.19		(0.39)	6.13			5.74	—		—	$28.93	24.75%		3.73%	1.78%	(1.43)%	$1,247	—
Service Class
Year Ended July 31, 2026	$9.09		0.07	(3.24)			(3.17)	(0.44)		(0.44)	$5.48	(35.63)%		5.60%	2.78%	0.93%	$3	—
Year Ended July 31, 2025	$14.98		0.23	(6.02	)(c)		(5.79)	(0.10)		(0.10)	$9.09	(38.93)%		6.46%	2.78%	1.67%	$5	—
Year Ended July 31, 2024	$17.34		0.55	(2.04)			(1.49)	(0.87)		(0.87)	$14.98	(9.27)%		6.74%	2.78%	2.52%	$13	—
Year Ended July 31, 2023	$25.83		0.39	(8.88)			(8.49)	—		—	$17.34	(32.86)%		4.67%	2.78%	1.28%	$13	—
Year Ended July 31, 2022	$20.93		(0.63)	5.53			4.90	—		—	$25.83	23.52%		4.73%	2.78%	(2.43)%	$31	—
UltraShort International ProFund
Investor Class
Year Ended July 31, 2026	$13.35		0.20	(4.78)			(4.58)	(0.35)		(0.35)	$8.42	(34.82)%		2.77%	1.78%	1.97%	$1,683	—
Year Ended July 31, 2025	$16.86		0.42	(3.46)			(3.04)	(0.47)		(0.47)	$13.35	(18.80)%		2.56%	1.78%	2.65%	$2,008	—
Year Ended July 31, 2024	$19.74		0.68	(2.82)			(2.14)	(0.74)		(0.74)	$16.86	(11.20)%		2.93%	1.78%	3.50%	$2,097	—
Year Ended July 31, 2023	$26.52		0.55	(7.33)			(6.78)	—		—	$19.74	(25.57)%		2.45%	1.78%	2.19%	$2,569	—
Year Ended July 31, 2022	$22.38		(0.34)	4.48			4.14	—		—	$26.52	18.50%		2.60%	1.78%	(1.41)%	$2,640	—
Service Class
Year Ended July 31, 2026	$11.93		0.13	(4.30)			(4.17)	(0.01)		(0.01)	$7.75	(34.97)%		3.77%	2.78%	0.97%	$2	—
Year Ended July 31, 2025	$14.84		0.28	(3.19)			(2.91)	—		—	$11.93	(19.61)%		3.55%	2.77%	1.66%	$27	—
Year Ended July 31, 2024	$17.32		0.51	(2.56)			(2.05)	(0.43)		(0.43)	$14.84	(12.25)%		3.93%	2.78%	2.50%	$4	—
Year Ended July 31, 2023	$23.51		0.34	(6.53)			(6.19)	—		—	$17.32	(26.31)%		3.45%	2.78%	1.19%	$4	—
Year Ended July 31, 2022	$20.04		(0.57)	4.04			3.47	—		—	$23.51	17.30%		3.60%	2.78%	(2.41)%	$6	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

266  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From					Ratios to Average Net Assets					Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2026	$34.90		0.28	(23.17)			(22.89)	(0.35)		(0.35)		$11.66	(66.04)%		3.41%	1.79	%(c)	1.72%	$2,157		—
Year Ended July 31, 2025	$47.65		1.08	(10.05	)(d)		(8.97)	(3.78)		(3.78)		$34.90	(19.74)%		4.90%	1.78%		2.53%	$1,460		—
Year Ended July 31, 2024	$67.66		1.80	(20.71)			(18.91)	(1.10)		(1.10)		$47.65	(28.39)%		5.02%	1.78%		3.26%	$1,304		—
Year Ended July 31, 2023	$101.79		1.90	(36.03)			(34.13)	—		—		$67.66	(33.50)%		7.36%	1.78%		2.30%	$961		—
Year Ended July 31, 2022	$125.31		(1.80)	(21.72)			(23.52)	—		—		$101.79	(18.75)%		10.76%	1.78%		(1.54)%	$199		—
Service Class
Year Ended July 31, 2026	$34.74		0.27	(23.37)			(23.10)	—		—		$11.64	(66.49)%		4.41%	2.79	%(c)	0.72%	$—	(e)	—
Year Ended July 31, 2025	$38.92		0.68	(4.86	)(d)		(4.18)	—		—		$34.74	(16.69)%		5.87%	2.75%		1.56%	$13		—
Year Ended July 31, 2024	$60.45		1.30	(19.30)			(18.00)	—		—		$38.92	(29.03)%		6.02%	2.78%		2.26%	$—	(e)	—
Year Ended July 31, 2023	$92.00		1.20	(32.75)			(31.55)	—		—		$60.45	(34.26)%		8.36%	2.78%		1.30%	$1		—
Year Ended July 31, 2022	$111.49		(2.80)	(16.69)			(19.49)	—		—		$92.00	(19.71)%		11.76%	2.78%		(2.54)%	$1		—
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2026	$34.17		0.37	(19.32)			(18.95)	(1.98)		(1.98)		$13.24	(57.53)%		6.16%	1.78%		2.00%	$349		—
Year Ended July 31, 2025	$45.28		1.10	(10.48)			(9.38)	(1.73)		(1.73)		$34.17	(21.93)%		3.82%	1.78%		2.72%	$1,136		—
Year Ended July 31, 2024	$39.83		1.36	4.97			6.33	(0.88)		(0.88)		$45.28	16.68%		3.71%	1.78%		3.43%	$1,410		—
Year Ended July 31, 2023	$73.41		1.36	(34.94)			(33.58)	—		—		$39.83	(45.75)%		3.95%	1.78%		2.42%	$1,721		—
Year Ended July 31, 2022	$82.12		(1.20)	(7.51)			(8.71)	—		—		$73.41	(10.61)%		4.14%	1.78%		(1.48)%	$1,796		—
Service Class
Year Ended July 31, 2026	$29.78		0.18	(17.22)			(17.04)	(0.64)		(0.64)		$12.10	(58.00)%		7.14%	2.76%		1.02%	$1		—
Year Ended July 31, 2025	$39.61		0.73	(9.10)			(8.37)	(1.46)		(1.46)		$29.78	(22.31)%		4.82%	2.78%		1.72%	$17		—
Year Ended July 31, 2024	$34.15		1.04	4.42			5.46	—		—		$39.61	15.65%		4.71%	2.78%		2.43%	$85		—
Year Ended July 31, 2023	$63.70		0.80	(30.35)			(29.55)	—		—		$34.15	(46.30)%		4.95%	2.78%		1.42%	$3		—
Year Ended July 31, 2022	$71.87		(2.00)	(6.17)			(8.17)	—		—		$63.70	(11.44)%		5.14%	2.78%		(2.48)%	$8		—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.
(d)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)
Amount is less than $500.

Financial Highlights  ::  267

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From				Ratios to Average Net Assets					Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)		Portfolio Turnover Rate(b)
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2026	$27.81		0.42	(8.64)		(8.22)	(0.64)		(0.64)	$18.95	(30.05)%		7.02%	1.78%		1.88%	$389		—
Year Ended July 31, 2025	$31.08		0.78	(2.57)		(1.79)	(1.48)		(1.48)	$27.81	(5.98)%		6.22%	1.78%		2.57%	$480		—
Year Ended July 31, 2024	$40.62		1.40	(9.16)		(7.76)	(1.78)		(1.78)	$31.08	(19.79)%		5.07%	1.78%		3.48%	$532		—
Year Ended July 31, 2023	$51.24		1.13	(11.75)		(10.62)	—		—	$40.62	(20.66)%		3.54%	1.78%		2.31%	$975		—
Year Ended July 31, 2022	$53.58		(0.80)	(1.54)		(2.34)	—		—	$51.24	(4.48)%		3.56%	1.78%		(1.50)%	$1,424		—
Service Class
Year Ended July 31, 2026	$23.98		0.20	(7.45)		(7.25)	—		—	$16.73	(30.23)%		8.02%	2.78%		0.88%	$—	(c)	—
Year Ended July 31, 2025	$26.84		0.52	(2.19)		(1.67)	(1.19)		(1.19)	$23.98	(6.43)%		7.22%	2.78%		1.57%	$12		—
Year Ended July 31, 2024	$35.10		1.05	(8.09)		(7.04)	(1.22)		(1.22)	$26.84	(20.62)%		6.07%	2.78%		2.48%	$21		—
Year Ended July 31, 2023	$44.77		0.70	(10.37)		(9.67)	—		—	$35.10	(21.63)%		4.54%	2.78%		1.31%	$42		—
Year Ended July 31, 2022	$47.28		(1.30)	(1.21)		(2.51)	—		—	$44.77	(5.29)%		4.56%	2.78%		(2.50)%	$53		—
UltraShort Nasdaq‑100 ProFund
Investor Class
Year Ended July 31, 2026	$19.16		0.29	(6.74)		(6.45)	(0.43)		(0.43)	$12.28	(34.14)%		1.79%	1.74%		1.96%	$14,858		—
Year Ended July 31, 2025	$31.51		0.71	(11.56)		(10.85)	(1.50)		(1.50)	$19.16	(35.59)%		1.96%	1.83	%(d)	2.73%	$20,168		—
Year Ended July 31, 2024	$48.40		1.41	(15.89)		(14.48)	(2.41)		(2.41)	$31.51	(31.02)%		2.01%	1.88%		3.42%	$9,819		—
Year Ended July 31, 2023	$78.98		1.97	(32.53)		(30.56)	(0.02)		(0.02)	$48.40	(38.71)%		1.66%	1.66%		2.50%	$16,415		—
Year Ended July 31, 2022	$78.50		(0.90)	1.38		0.48	—		—	$78.98	0.64%		1.68%	1.68%		(1.09)%	$100,824		—
Service Class
Year Ended July 31, 2026	$17.75		0.14	(6.24)		(6.10)	(0.32)		(0.32)	$11.33	(34.76)%		2.79%	2.74%		0.96%	$8		—
Year Ended July 31, 2025	$29.27		0.46	(10.84)		(10.38)	(1.14)		(1.14)	$17.75	(36.37)%		2.96%	2.83	%(d)	1.73%	$28		—
Year Ended July 31, 2024	$44.91		1.03	(14.83)		(13.80)	(1.84)		(1.84)	$29.27	(31.66)%		2.97%	2.84%		2.46%	$46		—
Year Ended July 31, 2023	$73.94		1.23	(30.26)		(29.03)	—		—	$44.91	(39.26)%		2.64%	2.64%		1.52%	$69		—
Year Ended July 31, 2022	$74.25		(1.60)	1.29		(0.31)	—		—	$73.94	(0.40)%		2.68%	2.68%		(2.09)%	$168		—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
Amount is less than $500.
(d)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

268  ::  Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From				Ratios to Average Net Assets					Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2026	$43.85		0.62	(20.02)		(19.40)	(1.51)		(1.51)	$22.94	(45.24)%			2.39%	1.78%	2.00%	$2,427	—
Year Ended July 31, 2025	$48.11		1.31	(3.61)		(2.30)	(1.96)		(1.96)	$43.85	(4.97)%			2.64%	1.78%	2.69%	$4,817	—
Year Ended July 31, 2024	$64.97		2.30	(16.36)		(14.06)	(2.80)		(2.80)	$48.11	(22.36)%			2.38%	1.78%	3.46%	$2,818	—
Year Ended July 31, 2023	$80.62		2.00	(17.65)		(15.65)	—		—	$64.97	(19.35)%			2.19%	1.78%	2.47%	$5,009	—
Year Ended July 31, 2022	$72.75		(1.10)	8.97		7.87	—		—	$80.62	10.87%			2.32%	1.78%	(1.46)%	$4,194	—
Service Class
Year Ended July 31, 2026	$39.38		0.40	(18.10)		(17.70)	—		—	$21.68	(44.95)%			3.25%	2.64%	1.14%	$16	—
Year Ended July 31, 2025	$43.33		0.88	(3.34)		(2.46)	(1.49)		(1.49)	$39.38	(5.80)%			3.64%	2.78%	1.69%	$30	—
Year Ended July 31, 2024	$58.63		1.70	(14.90)		(13.20)	(2.10)		(2.10)	$43.33	(23.13)%			3.38%	2.78%	2.46%	$106	—
Year Ended July 31, 2023	$73.60		1.20	(16.17)		(14.97)	—		—	$58.63	(20.38)%			3.19%	2.78%	1.47%	$120	—
Year Ended July 31, 2022	$67.07		(1.80)	8.33		6.53	—		—	$73.60	9.69%			3.32%	2.78%	(2.46)%	$159	—
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2026	$61.70		0.41	38.39		38.80	(0.35)		(0.35)	$100.15	63.07	%(c)		1.50%	1.50%	0.50%	$56,411	95%
Year Ended July 31, 2025	$71.97		0.34	(9.90)		(9.56)	(0.71)		(0.71)	$61.70	(13.36)%			1.67%	1.67%	0.53%	$39,784	69%
Year Ended July 31, 2024	$62.24		0.45	9.72		10.17	(0.44)		(0.44)	$71.97	16.45%			1.71%	1.70%	0.79%	$57,725	46%
Year Ended July 31, 2023	$60.08		0.28	1.88		2.16	—		—	$62.24	3.58%			1.67%	1.67%	0.51%	$50,344	97%
Year Ended July 31, 2022	$89.55		(0.55)	(28.92)		(29.47)	—		—	$60.08	(32.91)%			1.60%	1.60%	(0.72)%	$52,577	46%
Service Class
Year Ended July 31, 2026	$48.56		(0.25)	30.12		29.87	—		—	$78.43	61.51	%(c)		2.50%	2.50%	(0.50)%	$838	95%
Year Ended July 31, 2025	$56.85		(0.15)	(7.89)		(8.04)	(0.25)		(0.25)	$48.56	(14.18)%			2.66%	2.66%	(0.46)%	$486	69%
Year Ended July 31, 2024	$49.40		(0.01)	7.56		7.55	(0.10)		(0.10)	$56.85	15.29%			2.71%	2.70%	(0.21)%	$554	46%
Year Ended July 31, 2023	$48.18		(0.16)	1.38		1.22	—		—	$49.40	2.53%			2.67%	2.67%	(0.49)%	$183	97%
Year Ended July 31, 2022	$72.53		(1.19)	(23.16)		(24.35)	—		—	$48.18	(33.56)%			2.60%	2.60%	(1.72)%	$235	46%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
During the year ended July 31, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.12%.

Financial Highlights  ::  269

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From					Ratios to Average Net Assets					Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2026	$31.82		0.65	(1.84)		(1.19)	(0.69)		(0.69)	$29.94	(3.88)%			2.19%	1.70%		2.06%	$2,034	—
Year Ended July 31, 2025	$36.03		0.97	(4.17)		(3.20)	(1.01)		(1.01)	$31.82	(9.05)%			1.96%	1.70%		2.88%	$3,378	—
Year Ended July 31, 2024	$39.69		1.29	(3.62)		(2.33)	(1.33)		(1.33)	$36.03	(5.75)%			1.92%	1.71	%(c)	3.68%	$12,726	—
Year Ended July 31, 2023	$50.72		0.96	(11.24)		(10.28)	(0.75)		(0.75)	$39.69	(20.28)%			1.78%	1.78	%(c)	2.27%	$8,475	—
Year Ended July 31, 2022	$69.24		(0.77)	(17.75)		(18.52)	—		—	$50.72	(26.76)%			1.41%	1.41%		(1.24)%	$8,264	— (d)
Service Class
Year Ended July 31, 2026	$28.64		0.36	(1.71)		(1.35)	(0.30)		(0.30)	$26.99	(4.79)%			3.19%	2.70%		1.06%	$234	—
Year Ended July 31, 2025	$32.36		0.66	(3.83)		(3.17)	(0.55)		(0.55)	$28.64	(9.90)%			2.96%	2.70%		1.88%	$565	—
Year Ended July 31, 2024	$35.59		0.97	(3.33)		(2.36)	(0.87)		(0.87)	$32.36	(6.56)%			2.92%	2.71	%(c)	2.68%	$1,803	—
Year Ended July 31, 2023	$45.48		0.58	(10.20)		(9.62)	(0.27)		(0.27)	$35.59	(21.13)%			2.78%	2.78	%(c)	1.27%	$122	—
Year Ended July 31, 2022	$62.71		(1.36)	(15.87)		(17.23)	—		—	$45.48	(27.49)%			2.41%	2.41%		(2.24)%	$587	— (d)
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2026	$82.29		1.01	2.26		3.27	(0.63)		(0.63)	$84.93	4.00	%(e)		1.85%	1.85%		1.18%	$7,570	822%
Year Ended July 31, 2025	$65.66		1.22	16.24		17.46	(0.83)		(0.83)	$82.29	26.85	%(f)		1.76%	1.71%		1.66%	$15,269	278%
Year Ended July 31, 2024	$59.61		0.84	6.14		6.98	(0.93)		(0.93)	$65.66	12.06%			1.81%	1.80%		1.47%	$37,071	35%
Year Ended July 31, 2023	$70.17		0.81	(10.74)		(9.93)	(0.63)		(0.63)	$59.61	(14.25)%			1.86%	1.86%		1.29%	$6,553	53%
Year Ended July 31, 2022	$58.73		0.28	11.29		11.57	(0.13)		(0.13)	$70.17	19.73	%(g)		1.73%	1.73%		0.44%	$12,518	113%
Service Class
Year Ended July 31, 2026	$76.31		0.21	2.08		2.29	—		—	$78.60	3.00	%(e)		2.85%	2.85%		0.18%	$267	822%
Year Ended July 31, 2025	$60.78		0.54	14.99		15.53	—		—	$76.31	25.55	%(f)		2.76%	2.71%		0.66%	$305	278%
Year Ended July 31, 2024	$54.87		0.33	5.67		6.00	(0.09)		(0.09)	$60.78	10.98%			2.81%	2.80%		0.47%	$541	35%
Year Ended July 31, 2023	$64.64		0.23	(10.00)		(9.77)	—		—	$54.87	(15.11)%			2.86%	2.86%		0.29%	$289	53%
Year Ended July 31, 2022	$54.53		(0.32)	10.43		10.11	—		—	$64.64	18.54	%(g)		2.73%	2.73%		(0.56)%	$1,069	113%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.
(d)
The portfolio turnover rate significantly decreased due to there being no sales or purchases of U.S. Treasury Obligations during the year.
(e)
During the year ended July 31, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.33%.
(f)
During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.12%.
(g)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.16%.

270  ::  Financial Highlights

See accompanying notes to financial statements.

Notes to Financial Statements

272  ::  Notes to Financial Statements  ::  July 31, 2026

1. Organization

ProFunds (the “Trust”) consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements (“financial statements”) relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”):

Classic ProFunds:

Bull ProFund

Europe 30 ProFund

Large-Cap Growth ProFund

Large-Cap Value ProFund

Mid-Cap Growth ProFund

Mid-Cap ProFund

Mid-Cap Value ProFund

Nasdaq‑100 ProFund

Small-Cap Growth ProFund

Small-Cap ProFund

Small-Cap Value ProFund

Ultra ProFunds:

UltraBull ProFund

UltraChina ProFund

UltraDow 30 ProFund

UltraEmerging Markets ProFund

UltraInternational ProFund

UltraJapan ProFund

UltraLatin America ProFund

UltraMid-Cap ProFund

UltraNasdaq‑100 ProFund

UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund

Short Nasdaq‑100 ProFund

Short Small-Cap ProFund

UltraBear ProFund

UltraShort China ProFund

UltraShort Dow 30 ProFund

UltraShort Emerging Markets ProFund

UltraShort International ProFund

UltraShort Japan ProFund

UltraShort Latin America ProFund

UltraShort Mid-Cap ProFund

UltraShort Nasdaq‑100 ProFund

UltraShort Small-Cap ProFund

UltraSector ProFunds:

Banks UltraSector ProFund

Biotechnology UltraSector ProFund

Communication Services UltraSector ProFund

Consumer Discretionary UltraSector ProFund

Consumer Staples UltraSector ProFund

Energy UltraSector ProFund

Financials UltraSector ProFund

Health Care UltraSector ProFund

Industrials UltraSector ProFund

Internet UltraSector ProFund

Materials UltraSector ProFund

Oil & Gas Equipment & Services UltraSector ProFund

Pharmaceuticals UltraSector ProFund

Precious Metals UltraSector ProFund

Real Estate UltraSector ProFund

Semiconductor UltraSector ProFund

Technology UltraSector ProFund

Utilities UltraSector ProFund

Inverse Sector ProFunds:

Short Energy ProFund

Short Precious Metals ProFund

Short Real Estate ProFund

Non-Equity ProFunds:

Access Flex Bear High Yield ProFund

Access Flex High Yield ProFund

Falling U.S. Dollar ProFund

Rising Rates Opportunity ProFund

Rising Rates Opportunity 10 ProFund

Rising U.S. Dollar ProFund

U.S. Government Plus ProFund

Each ProFund’s investment objective is disclosed in its prospectus. Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class. The Large-Cap Growth ProFund may operate as “non-diversified”, as defined under the 1940 Act, to the extent necessary to approximate the composition of its index.

July 31, 2026  ::  Notes to Financial Statements  ::  273

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

Each ProFund included herein is deemed to be an individual reporting segment and Officers of the Trust collectively act as the ProFund’s chief operating decision maker (“CODM”). The CODM monitors the operating results of each ProFund as a whole and each ProFund’s long-term strategic asset allocation is guided by the ProFund’s investment objective and principal investment strategies as described in its prospectus and executed by ProFund Advisors LLC (the “Advisor”). The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund’s financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes.

Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds within the Trust invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund’s total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of July 31, 2026, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

274  ::  Notes to Financial Statements  ::  July 31, 2026

Fund Name	CF Secured, LLC 3.53% dated 7/31/26 due 8/3/26(1)		HSBC Securities (USA), Inc., 3.52% dated 7/31/26 due 8/3/26(2)		Natwest Markets, LLC, 3.51% dated 7/31/26 due 8/3/26(3)	RBC Capital Markets, LLC, 3.44% dated 7/31/26 due 8/3/26(4)	Societe Generale, 3.53% dated 7/31/26 due 8/3/26(5)		UMB Bank, N.A., 3.39% dated 7/31/26 due 8/3/26(6)
Access Flex Bear High Yield ProFund		$59,000		$47,000		$47,000		$14,000		$77,000	$39,000
Access Flex High Yield ProFund		1,938,000		1,550,000		1,550,000		465,000		2,520,000	1,189,000
Banks UltraSector ProFund		520,000		416,000		416,000		123,000		676,000	325,000
Bear ProFund		1,180,000		943,000		943,000		282,000		1,534,000	730,000
Biotechnology UltraSector ProFund		6,113,000		4,890,000		4,890,000		1,467,000		7,948,000	3,749,000
Bull ProFund		4,631,000		3,704,000		3,704,000		1,110,000		6,020,000	2,842,000
Communication Services UltraSector ProFund		1,852,000		1,481,000		1,481,000		443,000		2,408,000	1,143,000
Consumer Discretionary UltraSector ProFund		806,000		645,000		645,000		192,000		1,050,000	503,000
Consumer Staples UltraSector ProFund		157,000		126,000		126,000		37,000		204,000	103,000
Energy UltraSector ProFund		1,785,000		1,428,000		1,428,000		427,000		2,322,000	1,102,000
Falling U.S. Dollar ProFund		215,000		172,000		172,000		51,000		280,000	135,000
Financials UltraSector ProFund		540,000		432,000		432,000		128,000		703,000	340,000
Health Care UltraSector ProFund		601,000		479,000		479,000		143,000		780,000	376,000
Industrials UltraSector ProFund		508,000		407,000		407,000		121,000		661,000	320,000
Internet Ultra Sector ProFund		2,591,000		2,072,000		2,072,000		621,000		3,369,000	1,591,000
Large-Cap Growth ProFund		13,000		10,000		10,000		3,000		17,000	10,000
Large-Cap Value ProFund		2,000		2,000		2,000		—		3,000	3,000
Materials UltraSector ProFund		1,693,000		1,355,000		1,355,000		405,000		2,202,000	1,045,000
Mid-Cap ProFund		1,227,000		981,000		981,000		294,000		1,595,000	760,000
Nasdaq‑100 ProFund		12,158,000		9,724,000		9,724,000		2,916,000		15,804,000	7,449,000
Oil & Gas Equipment & Services UltraSector ProFund		529,000		423,000		423,000		126,000		688,000	332,000
Pharmaceuticals UltraSector ProFund		541,000		433,000		433,000		128,000		703,000	339,000
Precious Metals UltraSector ProFund		4,164,000		3,331,000		3,331,000		998,000		5,412,000	2,553,000
Real Estate UltraSector ProFund		177,000		141,000		141,000		42,000		231,000	116,000
Rising Rates Opportunity ProFund		1,656,000		1,324,000		1,324,000		397,000		2,153,000	1,021,000
Rising Rates Opportunity 10 ProFund		112,000		89,000		89,000		26,000		146,000	77,000
Rising U.S. Dollar ProFund		2,096,000		1,677,000		1,677,000		503,000		2,725,000	1,287,000
Semiconductor UltraSector ProFund		31,713,000		25,371,000		25,371,000		7,610,000		41,227,000	19,411,000
Short Energy ProFund		329,000		263,000		263,000		78,000		429,000	211,000
Short Nasdaq‑100 ProFund		717,000		574,000		574,000		171,000		933,000	446,000
Short Precious Metals ProFund		3,282,000		2,626,000		2,626,000		787,000		4,268,000	2,017,000
Short Real Estate ProFund		155,000		123,000		123,000		36,000		200,000	101,000
Short Small-Cap ProFund		141,000		113,000		113,000		32,000		184,000	94,000
Small-Cap Growth ProFund		6,000		5,000		5,000		1,000		8,000	7,000
Small-Cap ProFund		1,153,000		922,000		922,000		275,000		1,499,000	718,000
Technology UltraSector ProFund		4,390,000		3,512,000		3,512,000		1,053,000		5,707,000	2,692,000
UltraBear ProFund		1,088,000		871,000		871,000		260,000		1,417,000	676,000
UltraBull ProFund		8,162,000		6,529,000		6,529,000		1,957,000		10,610,000	5,003,000
UltraChina ProFund		473,000		378,000		378,000		113,000		616,000	299,000
UltraDow 30 ProFund		2,689,000		2,151,000		2,151,000		644,000		3,495,000	1,652,000
UltraEmerging Markets ProFund		358,000		286,000		286,000		84,000		466,000	229,000
UltraInternational ProFund		909,000		726,000		726,000		217,000		1,181,000	562,000
UltraJapan ProFund		6,281,000		5,024,000		5,024,000		1,507,000		8,166,000	3,849,000
UltraLatin America ProFund		534,000		427,000		427,000		127,000		694,000	336,000
UltraMid-Cap ProFund		3,598,000		2,878,000		2,878,000		863,000		4,677,000	2,209,000
UltraNasdaq‑100 ProFund		58,253,000		46,602,000		46,602,000		13,979,000		75,729,000	35,652,000
UltraShort China ProFund		500,000		400,000		400,000		119,000		650,000	314,000
UltraShort Dow 30 ProFund		328,000		262,000		262,000		78,000		427,000	209,000
UltraShort Emerging Markets ProFund		251,000		200,000		200,000		60,000		327,000	161,000
UltraShort International ProFund		521,000		416,000		416,000		124,000		677,000	328,000
UltraShort Japan ProFund		351,000		281,000		281,000		84,000		456,000	220,000

July 31, 2026  ::  Notes to Financial Statements  ::  275

Fund Name	CF Secured, LLC 3.53% dated 7/31/26 due 8/3/26(1)		HSBC Securities (USA), Inc., 3.52% dated 7/31/26 due 8/3/26(2)		Natwest Markets, LLC, 3.51% dated 7/31/26 due 8/3/26(3)	RBC Capital Markets, LLC, 3.44% dated 7/31/26 due 8/3/26(4)	Societe Generale, 3.53% dated 7/31/26 due 8/3/26(5)	UMB Bank, N.A., 3.39% dated 7/31/26 due 8/3/26(6)
UltraShort Latin America ProFund		$69,000		$55,000		$55,000	$16,000		$90,000	$51,000
UltraShort Mid-Cap ProFund		76,000		61,000		61,000	17,000		100,000	56,000
UltraShort Nasdaq‑100 ProFund		2,958,000		2,366,000		2,366,000	708,000		3,846,000	1,819,000
UltraShort Small-Cap ProFund		440,000		351,000		351,000	104,000		572,000	280,000
UltraSmall-Cap ProFund		3,712,000		2,970,000		2,970,000	890,000		4,826,000	2,280,000
U.S. Government Plus ProFund		1,133,000		906,000		906,000	271,000		1,474,000	700,000
Utilities UltraSector ProFund	296,000			236,000		236,000	70,000	385,000		193,000
		$182,730,000		$146,167,000		$146,167,000	$43,797,000		$237,567,000	$112,254,000

Each repurchase agreement was fully collateralized by U.S. government securities as of July 31, 2026, as follows:

(1)
U.S. Treasury Notes, 3.5% to 3.75%, due 6/30/2027 to 1/31/2028, which had an aggregate value of $186,392,672.
(2)
U.S. Treasury Bonds, 4.75%, due 2/15/2041, total value of $149,098,849.
(3)
U.S. Treasury Notes, 3.125% to 4.375%, due 8/31/2027 to 8/15/2035, which had an aggregate value of $149,098,802.
(4)
U.S. Treasury Notes, 3.875%, due 6/15/2028, total value of $44,680,922.
(5)
U.S. Treasury Notes, 4.625%, due 4/30/2029, total value of $242,323,769.
(6)
U.S. Treasury Notes, 2.5% to 2.875%, due 3/31/2027 to 4/30/2029, U.S. Agency Mortgage-Backed Securites, 2.50% to 5.50%, due 7/1/2028 to 3/16/2057, which had an aggregate value of $114,506,100.

Investments in Other Investment Companies

Each ProFund may invest in other investment companies, including exchange-traded funds (“ETFs”) and unit investment trusts (“UITs”), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the ProFund invests in, and thus, is a shareholder of, another investment company, the ProFund’s shareholders will indirectly bear the ProFund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund’s own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund’s own operations. Because most ETFs are investment companies, the ProFund’s investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1‑4. Rule 12d1‑4 outlines the requirements of fund of funds agreements and specifies the responsibilities of the board related to “funds of funds” arrangements.

Depositary Receipts

Each ProFund may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Each ProFund (other than the Non-Equity ProFunds) may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2026, were utilized to gain exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

276  ::  Notes to Financial Statements  ::  July 31, 2026

All open derivative positions at year end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2026. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with futures contracts in the UltraShort Japan was 163%, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2026. The volume associated with swap agreements in the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, and Nasdaq‑100 ProFund was 23%, 36%, 43%, and 32%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2026.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq‑100 ProFund and UltraShort Small-Cap ProFund (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor is also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the fair value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby

July 31, 2026  ::  Notes to Financial Statements  ::  277

preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit its currency transactions to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate fair value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enter into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of July 31, 2026, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark

278  ::  Notes to Financial Statements  ::  July 31, 2026

or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2026, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

July 31, 2026  ::  Notes to Financial Statements  ::  279

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2026.

		Assets				Liabilities
Fund Name	Variation Margin on Futures Contracts*		Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund		$—		$71,698	$—	$—		$—	$—
Bear ProFund		—		—	—	6,500		51,671	—
Biotechnology UltraSector ProFund		—		—	—	—		3,251,282	—
Bull ProFund		39,092		182,389	—	—		—	—
Communication Services UltraSector ProFund		—		630,734	—	—		—	—
Consumer Discretionary UltraSector ProFund		—		892,661	—	—		—	—
Consumer Staples UltraSector ProFund		—		42,497	—	—		—	—
Energy UltraSector ProFund		—		22,602	—	—		189,898	—
Europe 30 ProFund		—		—	—	—		—	—
Financials UltraSector ProFund		—		102,653	—	—		—	—
Health Care UltraSector ProFund		—		38,855	—	—		50,640	—
Industrials UltraSector ProFund		—		—	—	—		175,193	—
Internet Ultra Sector ProFund		—		3,152,338	—	—		—	—
Materials UltraSector ProFund		—		3,185	—	—		5,121	—
Mid-Cap ProFund		—		—	—	—		19,392	—
Nasdaq‑100 ProFund		—		482,696	—	461,614		—	—
Oil & Gas Equipment & Services UltraSector ProFund		—		—	—	—		198,324	—
Pharmaceuticals UltraSector ProFund		—		—	—	—		67,766	—
Precious Metals UltraSector ProFund		—		—	—	—		616,988	—
Real Estate UltraSector ProFund		—		1,327	—	—		1,457	—
Semiconductor UltraSector ProFund		—		—	—	—		38,333,665	—
Short Energy ProFund		—		—	—	—		12,977	—
Short Nasdaq‑100 ProFund		—		—	—	—		50,905	—
Short Precious Metals ProFund		—		154,740	—	—		—	—
Short Real Estate ProFund		—		3,317	—	—		356	—
Short Small-Cap ProFund		—		2,323	—	—		—	—
Small-Cap ProFund		9,843		—	—	—		30,229	—
Technology UltraSector ProFund		—		—	—	—		1,483,562	—
UltraBear ProFund		—		—	—	6,500		107,364	—
UltraBull ProFund		247,584		1,855,516	—	—		—	—
UltraChina ProFund		—		1,069,753	—	—		—	—
UltraDow 30 ProFund		75,020		243,172	—	—		—	—
UltraEmerging Markets ProFund		—		296,513	—	—		—	—
UltraInternational ProFund		—		99,723	—	—		—	—
UltraJapan ProFund		—		—	—	3,053,075		6,496	—
UltraLatin America ProFund		—		266,609	—	—		—	—
UltraMid-Cap ProFund		—		—	—	70,852		521,826	—
UltraNasdaq‑100 ProFund		—		9,724,403	—	4,691,115		—	—
UltraShort China ProFund		—		—	—	—		165,411	—
UltraShort Dow 30 ProFund		—		—	—	—		7,147	—
UltraShort Emerging Markets ProFund		—		—	—	—		83,203	—
UltraShort International ProFund		—		—	—	—		65,177	—
UltraShort Japan ProFund		335,356		1,506	—	—		—	—
UltraShort Latin America ProFund		—		—	—	—		9,795	—
UltraShort Mid-Cap ProFund		—		6,864	—	—		—	—
UltraShort Nasdaq‑100 ProFund		79,864		—	—	—		289,476	—
UltraShort Small-Cap ProFund		—		25,397	—	4,919		—	—
UltraSmall-Cap ProFund		140,268		—	—	—		462,133	—
Utilities UltraSector ProFund		—		—	—	—		231,102	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund		—		—	11,697	—		—	4,017
Rising U.S. Dollar ProFund		—		—	532	—		—	96,767

280  ::  Notes to Financial Statements  ::  July 31, 2026

		Assets					Liabilities
Fund Name	Variation Margin on Futures Contracts*		Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*		Unrealized Depreciation on Swap Agreements		Unrealized Depreciation on Forward Currency Contracts
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund		$—		$—		$—		$—		$1,791	$—
Access Flex High Yield ProFund		—		26,721		—		—		—	—
Rising Rates Opportunity ProFund		—		231,618		—		—		—	—
Rising Rates Opportunity 10 ProFund		—		6,377		—		—		—	—
U.S. Government Plus ProFund		—		—		—		—		134,096	—
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the year ended July 31, 2026.

		Realized Gain (Loss) on Derivatives Recognized as a Result from Operations					Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts		Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund		$—	$750,730		$—		$—	$327,823	$—
Bear ProFund		(113,138)	(381,377)		—		21,048	(401,759)	—
Biotechnology UltraSector ProFund		—	34,544,498		—		—	(1,791,405)	—
Bull ProFund		678,417	(892,039)		—		(126,118)	279,417	—
Communication Services UltraSector ProFund		—	(1,686,456)		—		—	824,787	—
Consumer Discretionary UltraSector ProFund		—	(1,553,061)		—		—	1,977,927	—
Consumer Staples UltraSector ProFund		—	(26,318)		—		—	106,983	—
Energy UltraSector ProFund		—	5,548,717		—		—	(135,357)	—
Financials UltraSector ProFund		—	(804,375)		—		—	480,193	—
Health Care UltraSector ProFund		—	1,371,882		—		—	308,057	—
Industrials UltraSector ProFund		—	(1,317,627)		—		—	(70,024)	—
Internet UltraSector ProFund		—	(4,491,865)		—		—	2,231,789	—
Materials UltraSector ProFund		—	676,470		—		—	190,748	—
Mid-Cap ProFund		—	(4,784)		—		—	36,020	—
Nasdaq‑100 ProFund		2,168,034	9,894,614		—		(931,212)	650,181	—
Oil & Gas Equipment & Services UltraSector ProFund		—	4,435,079		—		—	31,605	—
Pharmaceuticals UltraSector ProFund		—	1,655,037		—		—	24,999	—
Precious Metals UltraSector ProFund		—	8,023,356		—		—	408,285	—
Real Estate UltraSector ProFund		—	(128,698)		—		—	90,924	—
Semiconductor UltraSector ProFund		—	184,889,791		—		—	(47,285,252)	—
Short Energy ProFund		—	(225,557)		—		—	(11,347)	—
Short Nasdaq‑100 ProFund		—	(472,413)		—		—	(64,779)	—
Short Precious Metals ProFund		—	(3,540,136)		—		—	(299,202)	—
Short Real Estate ProFund		—	(33,782)		—		—	(22,628)	—
Short Small-Cap ProFund		—	(285,714)		—		—	(12,576)	—
Small-Cap ProFund		113,452	830,138		—		3,382	54,693	—
Technology UltraSector ProFund		—	16,749,364		—		—	(1,912,010)	—
UltraBear ProFund		(113,138)	(2,092,056)		—		21,048	(202,952)	—
UltraBull ProFund		4,499,788	20,519,205		—		(963,956)	3,370,809	—
UltraChina ProFund		—	(6,473,636)		—		—	1,849,418	—
UltraDow 30 ProFund		301,937	5,322,231		—		34,125	1,018,394	—
UltraEmerging Markets ProFund		—	562,106		—		—	441,009	—
UltraInternational ProFund		—	1,002,656		—		—	414,687	—
UltraJapan ProFund		25,063,617	158,522		—		(5,404,075)	(5,750)	—

July 31, 2026  ::  Notes to Financial Statements  ::  281

		Realized Gain (Loss) on Derivatives Recognized as a Result from Operations					Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts		Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
UltraLatin America ProFund		$—	$3,549,725		$—		$—	$214,339	$—
UltraMid-Cap ProFund		549,116	4,615,270		—		(140,716)	359,951	—
UltraNasdaq‑100 ProFund		16,729,094	196,729,860		—		(8,491,639)	18,549,903	—
UltraShort China ProFund		—	653,027		—		—	(232,577)	—
UltraShort Dow 30 ProFund		—	(296,913)		—		—	(57,473)	—
UltraShort Emerging Markets ProFund		—	(437,507)		—		—	(98,868)	—
UltraShort International ProFund		—	(947,126)		—		—	(145,550)	—
UltraShort Japan ProFund		(2,099,322)	(248,368)		—		433,781	878	—
UltraShort Latin America ProFund		—	(432,426)		—		—	14,719	—
UltraShort Mid-Cap ProFund		—	(277,300)		—		—	(11,239)	—
UltraShort Nasdaq‑100 ProFund		(498,115)	(3,113,120)		—		173,832	(508,849)	—
UltraShort Small-Cap ProFund		(127,362)	(1,675,657)		—		1,559	(123,435)	—
UltraSmall-Cap ProFund		1,545,836	13,023,654		—		165,388	548,787	—
Utilities UltraSector ProFund		—	570,452		—		—	(396,152)	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund		—	—	(101,307)			—	—	57,405
Rising U.S. Dollar ProFund		—	—	484,263			—	—	(307,338)
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund		—	(21,423)		—		—	(10,394)	—
Access Flex High Yield ProFund		—	131,706		—		—	78,142	—
Rising Rates Opportunity ProFund		—	(316,893)		—		—	585,907	—
Rising Rates Opportunity 10 ProFund		—	(10,159)		—		—	12,432	—
U.S. Government Plus ProFund		—	(174,334)		—		—	(213,400)	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts as of July 31, 2026. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

Gross Amounts Not Offset in the Statement of Assets and Liabilities*
Gross Asset (Liability) as presented in the Statement of Assets and Liabilities		Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Access Flex Bear High Yield ProFund
Swap Agreements — Goldman Sachs International	$(832)		$—	$832	$—
Swap Agreements — UBS AG	(959)		—	959	—
Access Flex High Yield ProFund
Swap Agreements — Goldman Sachs International	18,080		—	—	18,080
Swap Agreements — UBS AG	8,641		—	—	8,641
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	34,272		(25,729)	—	8,543
Swap Agreements — UBS AG	37,426		—	—	37,426
Bear ProFund
Swap Agreements — Goldman Sachs International	(28,573)		28,573	—	—
Swap Agreements — UBS AG	(23,098)		23,098	—	—
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,478,283)		1,478,283	—	—
Swap Agreements — UBS AG	(1,772,999)		1,772,999	—	—

282  ::  Notes to Financial Statements  ::  July 31, 2026

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Bull ProFund
Swap Agreements — Goldman Sachs International	$74,863		$—	$—	$74,863
Swap Agreements — UBS AG	107,526		—	—	107,526
Communication Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	380,808		(132,080)	—	248,728
Swap Agreements — UBS AG	249,926		(111,048)	—	138,878
Consumer Discretionary UltraSector ProFund
Swap Agreements — Goldman Sachs International	434,507		(121,160)	—	313,347
Swap Agreements — UBS AG	458,154		—	—	458,154
Consumer Staples UltraSector ProFund
Swap Agreements — Goldman Sachs International	15,574		—	—	15,574
Swap Agreements — UBS AG	26,923		—	—	26,923
Energy UltraSector ProFund
Swap Agreements — Goldman Sachs International	(189,898)		189,898	—	—
Swap Agreements — UBS AG	22,602		—	—	22,602
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	6,373
Depreciation	(4,011)
Net Appreciation	2,362		—	—	2,362
Forward Currency Contracts — UBS AG
Appreciation	5,324
Depreciation	(6)
Net Appreciation	5,318		—	—	5,318
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	63,625		(63,625)	—	—
Swap Agreements — UBS AG	39,028		—	—	39,028
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	(50,640)		50,640	—	—
Swap Agreements — UBS AG	38,855		(38,855)	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(125,224)		125,224	—	—
Swap Agreements — UBS AG	(49,969)		49,969	—	—
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	1,501,919		(899,216)	—	602,703
Swap Agreements — UBS AG	1,650,419		(1,013,676)	—	636,743
Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(5,121)		5,121	—	—
Swap Agreements — UBS AG	3,185		—	—	3,185
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(16,336)		16,336	—	—
Swap Agreements — UBS AG	(3,056)		3,056	—	—
Nasdaq‑100 ProFund
Swap Agreements — Goldman Sachs International	227,872		—	—	227,872
Swap Agreements — UBS AG	254,824		—	—	254,824
Oil & Gas Equipment & Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(94,009)		94,009	—	—
Swap Agreements — UBS AG	(104,315)		104,315	—	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(47,152)		47,152	—	—
Swap Agreements — UBS AG	(20,614)		20,614	—	—
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(436,208)		436,208	—	—
Swap Agreements — UBS AG	(180,780)		180,780	—	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,457)		1,457	—	—
Swap Agreements — UBS AG	1,327		—	—	1,327

July 31, 2026  ::  Notes to Financial Statements  ::  283

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	$162,916		$—	$—	$162,916
Swap Agreements — Societe’ Generale	68,702		—	—	68,702
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	4,054		—	—	4,054
Swap Agreements — Societe’ Generale	2,323		—	—	2,323
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	532
Depreciation	(48,516)
Net Depreciation	(47,984)		—	—	(47,984)
Forward Currency Contracts — UBS AG
Appreciation	—
Depreciation	(48,251)
Net Depreciation	(48,251)		48,251	—	—
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	(18,036,124)		18,036,124	—	—
Swap Agreements — UBS AG	(20,297,541)		20,297,541	—	—
Short Energy ProFund
Swap Agreements — Goldman Sachs International	(12,565)		12,565	—	—
Swap Agreements — UBS AG	(412)		412	—	—
Short Nasdaq‑100 ProFund
Swap Agreements — Goldman Sachs International	(21,097)		21,097	—	—
Swap Agreements — UBS AG	(29,808)		29,808	—	—
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	32,794		—	—	32,794
Swap Agreements — UBS AG	121,946		—	—	121,946
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	3,317		—	—	3,317
Swap Agreements — UBS AG	(356)		356	—	—
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	1,553		—	—	1,553
Swap Agreements — UBS AG	770		—	—	770
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(11,153)		11,153	—	—
Swap Agreements — UBS AG	(19,076)		19,076	—	—
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(594,224)		594,224	—	—
Swap Agreements — UBS AG	(889,338)		889,338	—	—
UltraBear ProFund
Swap Agreements — Goldman Sachs International	(44,319)		44,319	—	—
Swap Agreements — UBS AG	(63,045)		63,045	—	—
UltraBull ProFund
Swap Agreements — Goldman Sachs International	956,277		(275,834)	—	680,443
Swap Agreements — UBS AG	899,239		—	—	899,239
UltraChina ProFund
Swap Agreements — Goldman Sachs International	183,716		(45,516)	—	138,200
Swap Agreements — UBS AG	886,037		(361,255)	—	524,782
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	146,545		—	—	146,545
Swap Agreements — UBS AG	96,627		—	—	96,627
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	153,981		—	—	153,981
Swap Agreements — UBS AG	142,532		—	—	142,532
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	56,196		—	—	56,196
Swap Agreements — UBS AG	43,527		—	—	43,527

284  ::  Notes to Financial Statements  ::  July 31, 2026

Gross Amounts Not Offset in the Statement of Assets and Liabilities*
Gross Asset (Liability) as presented in the Statement of Assets and Liabilities		Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	$(6,496)		$6,496	$—	$—
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	136,723		(136,723)	—	—
Swap Agreements — UBS AG	129,886		—	—	129,886
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	(191,698)		191,698	—	—
Swap Agreements — UBS AG	(330,128)		330,128	—	—
UltraNasdaq‑100 ProFund
Swap Agreements — Citibank North America	7,049,665		(1,422,582)	—	5,627,083
Swap Agreements — Societe’ Generale	2,674,738		—	—	2,674,738
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	(42,335)		40,000	—	(2,335)
Swap Agreements — UBS AG	(123,076)		108,000	164	(14,912)
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	(2,480)		2,480	—	—
Swap Agreements — UBS AG	(4,667)		4,667	—	—
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	(52,715)		40,000	—	(12,715)
Swap Agreements — UBS AG	(30,488)		22,000	800	(7,688)
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	(44,055)		44,055	—	—
Swap Agreements — UBS AG	(21,122)		21,122	—	—
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	1,506		—	—	1,506
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	(8,766)		8,766	—	—
Swap Agreements — UBS AG	(1,029)		1,029	—	—
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	4,101		—	—	4,101
Swap Agreements — UBS AG	2,763		—	—	2,763
UltraShort Nasdaq‑100 ProFund
Swap Agreements — Goldman Sachs International	(83,019)		83,019	—	—
Swap Agreements — UBS AG	(206,457)		206,457	—	—
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	10,957		—	—	10,957
Swap Agreements — UBS AG	14,440		—	—	14,440
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	(241,883)		241,883	—	—
Swap Agreements — UBS AG	(220,250)		220,250	—	—
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	(94,486)		89,000	1,000	(4,486)
Swap Agreements — Societe’ Generale	(39,610)		39,610	—	—
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	(154,438)		154,438	—	—
Swap Agreements — UBS AG	(76,664)		76,664	—	—
*
The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
**
Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending

Each non-money ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a fair value of at least 100% of the fair value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral

July 31, 2026  ::  Notes to Financial Statements  ::  285

received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund’s assets and liabilities. The ProFunds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower.

Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund’s investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund’s total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund’s securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The fair value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the ProFund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds securities lending transactions as of July 31, 2026:

	Value of Securities on Loan		Value of Cash Collateral Received*
Biotechnology UltraSector ProFund		$2,643,038		$2,850,495
Bull ProFund		1,114		1,672
Communication Services UltraSector ProFund		118,986		119,656
Europe 30 ProFund		307,803		311,816
Internet UltraSector ProFund		103,250		111,732
Large-Cap Value ProFund		358		360
Mid-Cap ProFund		2,597		2,695
Nasdaq‑100 ProFund		593,651		627,548
Oil & Gas Equipment & Services UltraSector ProFund		138,522		138,009
Precious Metals UltraSector ProFund		790,998		836,141
Semiconductor UltraSector ProFund		373,748		483,199
Small-Cap ProFund		12,158		12,985
Small-Cap Value ProFund		35,673		36,827
UltraBull ProFund		5,150		7,676
UltraChina ProFund		2,124,018		2,138,158
UltraEmerging Markets ProFund		1,172,816		1,194,314
UltraLatin America ProFund		784,409		817,213
UltraMid-Cap ProFund		29,621		30,430
UltraNasdaq‑100 ProFund		9,899,507		10,429,721
*
Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations as Foreign tax withholding. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. Any receivables at period end are disclosed in the Statements of Assets and Liabilities as Receivable for Tax Reclaims. Pay-in-kind interest income and non-cash dividend income received in the

286  ::  Notes to Financial Statements  ::  July 31, 2026

form of securities in lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds (except Access Flex High Yield ProFund, Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Access Flex High Yield ProFund and Real Estate UltraSector ProFund declare and pay dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividend from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., passive foreign investment company (“PFIC”) sales, return of capital, net operating loss, and distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., PFIC mark-to-market, corporate actions, wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. For Access Flex Bear High Yield and Access Flex High Yield ProFunds, distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq‑100 ProFund, and UltraShort Nasdaq‑100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

Pursuant to Rule 2a‑5 (the “Rule”), the Trust’s Board of Trustees designated the Advisor the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below.

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the

July 31, 2026  ::  Notes to Financial Statements  ::  287

circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•
Level 1–quoted prices in active markets for identical assets
•
Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3–significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their fair value using information provided by a third-party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System (“Nasdaq/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued using the quoted daily forward rate obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the year ended July 31, 2026, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of July 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Access Flex Bear High Yield ProFund
Repurchase Agreements	$—		$—	$283,000	$—	$283,000	$—
Swap Agreements	—		—	—	(1,791)	—	(1,791)
Total	$—		$—	$283,000	$(1,791)	$283,000	$(1,791)
Access Flex High Yield ProFund
Repurchase Agreements	$—		$—	$9,212,000	$—	$9,212,000	$—
Swap Agreements	—		—	—	26,721	—	26,721
Total	$—		$—	$9,212,000	$26,721	$9,212,000	$26,721
Banks UltraSector ProFund
Common Stocks	$7,586,596		$—	$—	$—	$7,586,596	$—
Repurchase Agreements	—		—	2,476,000	—	2,476,000	—
Swap Agreements	—		—	—	71,698	—	71,698
Total	$7,586,596		$—	$2,476,000	$71,698	$10,062,596	$71,698

288  ::  Notes to Financial Statements  ::  July 31, 2026

LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	Total
Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bear ProFund
Repurchase Agreements	$—	$—	$5,612,000	$—	$5,612,000	$—
Futures Contracts	—	(6,500)	—	—	—	(6,500)
Swap Agreements	—	—	—	(51,671)	—	(51,671)
Total	$—	$(6,500)	$5,612,000	$(51,671)	$5,612,000	$(58,171)
Biotechnology UltraSector ProFund
Common Stocks	$93,039,076	$—	$—	$—	$93,039,076	$—
Rights	5,992	—	—	—	5,992	—
Repurchase Agreements	—	—	29,057,000	—	29,057,000	—
Collateral for Securities Loaned	2,850,495	—	—	—	2,850,495	—
Swap Agreements	—	—	—	(3,251,282)	—	(3,251,282)
Total	$95,895,563	$—	$29,057,000	$(3,251,282)	$124,952,563	$(3,251,282)
Bull ProFund
Common Stocks	$30,364,032	$—	$—	$—	$30,364,032	$—
Repurchase Agreements	—	—	22,011,000	—	22,011,000	—
Collateral for Securities Loaned	1,672	—	—	—	1,672	—
Futures Contracts	—	39,092	—	—	—	39,092
Swap Agreements	—	—	—	182,389	—	182,389
Total	$30,365,704	$39,092	$22,011,000	$182,389	$52,376,704	$221,481
Communication Services UltraSector ProFund
Common Stocks	$27,404,580	$—	$—	$—	$27,404,580	$—
Repurchase Agreements	—	—	8,808,000	—	8,808,000	—
Collateral for Securities Loaned	119,656	—	—	—	119,656	—
Swap Agreements	—	—	—	630,734	—	630,734
Total	$27,524,236	$—	$8,808,000	$630,734	$36,332,236	$630,734
Consumer Discretionary UltraSector ProFund
Common Stocks	$16,420,612	$—	$—	$—	$16,420,612	$—
Repurchase Agreements	—	—	3,841,000	—	3,841,000	—
Swap Agreements	—	—	—	892,661	—	892,661
Total	$16,420,612	$—	$3,841,000	$892,661	$20,261,612	$892,661
Consumer Staples UltraSector ProFund
Common Stocks	$2,804,232	$—	$—	$—	$2,804,232	$—
Repurchase Agreements	—	—	753,000	—	753,000	—
Swap Agreements	—	—	—	42,497	—	42,497
Total	$2,804,232	$—	$753,000	$42,497	$3,557,232	$42,497
Energy UltraSector ProFund
Common Stocks	$45,567,626	$—	$—	$—	$45,567,626	$—
Repurchase Agreements	—	—	8,492,000	—	8,492,000	—
Swap Agreements	—	—	—	(167,296)	—	(167,296)
Total	$45,567,626	$—	$8,492,000	$(167,296)	$54,059,626	$(167,296)
Europe 30 ProFund
Common Stocks	$9,486,066	$—	$—	$—	$9,486,066	$—
Collateral for Securities Loaned	311,816	—	—	—	311,816	—
Total	$9,797,882	$—	$—	$—	$9,797,882	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$1,025,000	$—	$1,025,000	$—
Forward Currency Contracts	—	—	—	7,680	—	7,680
Total	$—	$—	$1,025,000	$7,680	$1,025,000	$7,680
Financials UltraSector ProFund
Common Stocks	$6,996,463	$—	$—	$—	$6,996,463	$—
Repurchase Agreements	—	—	2,575,000	—	2,575,000	—
Swap Agreements	—	—	—	102,653	—	102,653
Total	$6,996,463	$—	$2,575,000	$102,653	$9,571,463	$102,653

July 31, 2026  ::  Notes to Financial Statements  ::  289

LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	Total
Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Health Care UltraSector ProFund
Common Stocks	$9,215,051	$—	$—	$—	$9,215,051	$—
Repurchase Agreements	—	—	2,858,000	—	2,858,000	—
Swap Agreements	—	—	—	(11,785)	—	(11,785)
Total	$9,215,051	$—	$2,858,000	$(11,785)	$12,073,051	$(11,785)
Industrials UltraSector ProFund
Common Stocks	$10,301,747	$—	$—	$—	$10,301,747	$—
Repurchase Agreements	—	—	2,424,000	—	2,424,000	—
Swap Agreements	—	—	—	(175,193)	—	(175,193)
Total	$10,301,747	$—	$2,424,000	$(175,193)	$12,725,747	$(175,193)
Internet UltraSector ProFund
Common Stocks	$63,559,160	$—	$—	$—	$63,559,160	$—
Repurchase Agreements	—	—	12,316,000	—	12,316,000	—
Collateral for Securities Loaned	111,732	—	—	—	111,732	—
Swap Agreements	—	—	—	3,152,338	—	3,152,338
Total	$63,670,892	$—	$12,316,000	$3,152,338	$75,986,892	$3,152,338
Large-Cap Growth ProFund
Common Stocks	$16,746,830	$—	$—	$—	$16,746,830	$—
Repurchase Agreements	—	—	63,000	—	63,000	—
Total	$16,746,830	$—	$63,000	$—	$16,809,830	$—
Large-Cap Value ProFund
Common Stocks	$5,218,427	$—	$—	$—	$5,218,427	$—
Repurchase Agreements	—	—	12,000	—	12,000	—
Collateral for Securities Loaned	360	—	—	—	360	—
Total	$5,218,787	$—	$12,000	$—	$5,230,787	$—
Materials UltraSector ProFund
Common Stocks	$25,508,076	$—	$—	$—	$25,508,076	$—
Repurchase Agreements	—	—	8,055,000	—	8,055,000	—
Swap Agreements	—	—	—	(1,936)	—	(1,936)
Total	$25,508,076	$—	$8,055,000	$(1,936)	$33,563,076	$(1,936)
Mid-Cap Growth ProFund
Common Stocks	$5,050,772	$—	$—	$—	$5,050,772	$—
Total	$5,050,772	$—	$—	$—	$5,050,772	$—
Mid-Cap ProFund
Common Stocks	$3,220,942	$—	$—	$—	$3,220,942	$—
Repurchase Agreements	—	—	5,838,000	—	5,838,000	—
Collateral for Securities Loaned	2,695	—	—	—	2,695	—
Swap Agreements	—	—	—	(19,392)	—	(19,392)
Total	$3,223,637	$—	$5,838,000	$(19,392)	$9,061,637	$(19,392)
Mid-Cap Value ProFund
Common Stocks	$2,488,918	$—	$—	$—	$2,488,918	$—
Total	$2,488,918	$—	$—	$—	$2,488,918	$—
Nasdaq‑100 ProFund
Common Stocks	$66,849,257	$—	$—	$—	$66,849,257	$—
Repurchase Agreements	—	—	57,775,000	—	57,775,000	—
Collateral for Securities Loaned	627,548	—	—	—	627,548	—
Futures Contracts	—	(461,614)	—	—	—	(461,614)
Swap Agreements	—	—	—	482,696	—	482,696
Total	$67,476,805	$(461,614)	$57,775,000	$482,696	$125,251,805	$21,082

290  ::  Notes to Financial Statements  ::  July 31, 2026

LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	Total
Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Oil & Gas Equipment & Services UltraSector ProFund
Common Stocks	$8,817,451	$—	$—	$—	$8,817,451	$—
Repurchase Agreements	—	—	2,521,000	—	2,521,000	—
Collateral for Securities Loaned	138,009	—	—	—	138,009	—
Swap Agreements	—	—	—	(198,324)	—	(198,324)
Total	$8,955,460	$—	$2,521,000	$(198,324)	$11,476,460	$(198,324)
Pharmaceuticals UltraSector ProFund
Common Stocks	$6,055,643	$—	$—	$—	$6,055,643	$—
Repurchase Agreements	—	—	2,577,000	—	2,577,000	—
Swap Agreements	—	—	—	(67,766)	—	(67,766)
Total	$6,055,643	$—	$2,577,000	$(67,766)	$8,632,643	$(67,766)
Precious Metals UltraSector ProFund
Common Stocks	$44,037,434	$—	$—	$—	$44,037,434	$—
Repurchase Agreements	—	—	19,789,000	—	19,789,000	—
Collateral for Securities Loaned	836,141	—	—	—	836,141	—
Swap Agreements	—	—	—	(616,988)	—	(616,988)
Total	$44,873,575	$—	$19,789,000	$(616,988)	$64,662,575	$(616,988)
Real Estate UltraSector ProFund
Common Stocks	$2,471,967	$—	$—	$—	$2,471,967	$—
Repurchase Agreements	—	—	848,000	—	848,000	—
Swap Agreements	—	—	—	(130)	—	(130)
Total	$2,471,967	$—	$848,000	$(130)	$3,319,967	$(130)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$7,875,000	$—	$7,875,000	$—
Swap Agreements	—	—	—	231,618	—	231,618
Total	$—	$—	$7,875,000	$231,618	$7,875,000	$231,618
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$539,000	$—	$539,000	$—
Swap Agreements	—	—	—	6,377	—	6,377
Total	$—	$—	$539,000	$6,377	$539,000	$6,377
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$9,965,000	$—	$9,965,000	$—
Forward Currency Contracts	—	—	—	(96,235)	—	(96,235)
Total	$—	$—	$9,965,000	$(96,235)	$9,965,000	$(96,235)
Semiconductor UltraSector ProFund
Common Stocks	$373,663,692	$—	$—	$—	$373,663,692	$—
Repurchase Agreements	—	—	150,703,000	—	150,703,000	—
Collateral for Securities Loaned	483,199	—	—	—	483,199	—
Swap Agreements	—	—	—	(38,333,665)	—	(38,333,665)
Total	$374,146,891	$—	$150,703,000	$(38,333,665)	$524,849,891	$(38,333,665)
Short Energy ProFund
Repurchase Agreements	$—	$—	$1,573,000	$—	$1,573,000	$—
Swap Agreements	—	—	—	(12,977)	—	(12,977)
Total	$—	$—	$1,573,000	$(12,977)	$1,573,000	$(12,977)
Short Nasdaq‑100 ProFund
Repurchase Agreements	$—	$—	$3,415,000	$—	$3,415,000	$—
Swap Agreements	—	—	—	(50,905)	—	(50,905)
Total	$—	$—	$3,415,000	$(50,905)	$3,415,000	$(50,905)
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$15,606,000	$—	$15,606,000	$—
Swap Agreements	—	—	—	154,740	—	154,740
Total	$—	$—	$15,606,000	$154,740	$15,606,000	$154,740

July 31, 2026  ::  Notes to Financial Statements  ::  291

LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	Total
Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$738,000	$—	$738,000	$—
Swap Agreements	—	—	—	2,961	—	2,961
Total	$—	$—	$738,000	$2,961	$738,000	$2,961
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$677,000	$—	$677,000	$—
Swap Agreements	—	—	—	2,323	—	2,323
Total	$—	$—	$677,000	$2,323	$677,000	$2,323
Small-Cap Growth ProFund
Common Stocks	$8,516,095	$—	$—	$—	$8,516,095	$—
Repurchase Agreements	—	—	32,000	—	32,000	—
Total	$8,516,095	$—	$32,000	$—	$8,548,095	$—
Small-Cap ProFund
Common Stocks	$2,619,127	$—	$1,049	$—	$2,620,176	$—
Rights	—	—	—	*	—	—	—
Trusts	—	—	—	*	—	—	—
Repurchase Agreements	—	—	5,489,000	—	5,489,000	—
Collateral for Securities Loaned	12,985	—	—	—	12,985	—
Futures Contracts	—	9,843	—	—	—	9,843
Swap Agreements	—	—	—	(30,229)	—	(30,229)
Total	$2,632,112	$9,843	$5,490,049	$(30,229)	$8,122,161	$(20,386)
Small-Cap Value ProFund
Common Stocks	$7,552,038	$—	$—	$—	$7,552,038	$—
Collateral for Securities Loaned	36,827	—	—	—	36,827	—
Total	$7,588,865	$—	$—	$—	$7,588,865	$—
Technology UltraSector ProFund
Common Stocks	$90,499,748	$—	$—	$—	$90,499,748	$—
Repurchase Agreements	—	—	20,866,000	—	20,866,000	—
Swap Agreements	—	—	—	(1,483,562)	—	(1,483,562)
Total	$90,499,748	$—	$20,866,000	$(1,483,562)	$111,365,748	$(1,483,562)
UltraBear ProFund
Repurchase Agreements	$—	$—	$5,183,000	$—	$5,183,000	$—
Futures Contracts	—	(6,500)	—	—	—	(6,500)
Swap Agreements	—	—	—	(107,364)	—	(107,364)
Total	$—	$(6,500)	$5,183,000	$(107,364)	$5,183,000	$(113,864)
UltraBull ProFund
Common Stocks	$138,713,169	$—	$—	$—	$138,713,169	$—
Repurchase Agreements	—	—	38,790,000	—	38,790,000	—
Collateral for Securities Loaned	7,676	—	—	—	7,676	—
Futures Contracts	—	247,584	—	—	—	247,584
Swap Agreements	—	—	—	1,855,516	—	1,855,516
Total	$138,720,845	$247,584	$38,790,000	$1,855,516	$177,510,845	$2,103,100
UltraChina ProFund
Common Stocks	$17,096,183	$—	$—	$—	$17,096,183	$—
Repurchase Agreements	—	—	2,257,000	—	2,257,000	—
Collateral for Securities Loaned	2,138,158	—	—	—	2,138,158	—
Swap Agreements	—	—	—	1,069,753	—	1,069,753
Total	$19,234,341	$—	$2,257,000	$1,069,753	$21,491,341	$1,069,753

292  ::  Notes to Financial Statements  ::  July 31, 2026

LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	Total
Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraDow 30 ProFund
Common Stocks	$34,041,248	$—	$—	$—	$34,041,248	$—
Repurchase Agreements	—	—	12,782,000	—	12,782,000	—
Futures Contracts	—	75,020	—	—	—	75,020
Swap Agreements	—	—	—	243,172	—	243,172
Total	$34,041,248	$75,020	$12,782,000	$243,172	$46,823,248	$318,192
UltraEmerging Markets ProFund
Common Stocks	$9,331,803	$—	$—	$—	$9,331,803	$—
Preferred Stocks	199,129	—	—	—	199,129	—
Repurchase Agreements	—	—	1,709,000	—	1,709,000	—
Collateral for Securities Loaned	1,194,314	—	—	—	1,194,314	—
Swap Agreements	—	—	—	296,513	—	296,513
Total	$10,725,246	$—	$1,709,000	$296,513	$12,434,246	$296,513
UltraInternational ProFund
Repurchase Agreements	$—	$—	$4,321,000	$—	$4,321,000	$—
Swap Agreements	—	—	—	99,723	—	99,723
Total	$—	$—	$4,321,000	$99,723	$4,321,000	$99,723
UltraJapan ProFund
Repurchase Agreements	$—	$—	$29,851,000	$—	$29,851,000	$—
Futures Contracts	—	(3,053,075)	—	—	—	(3,053,075)
Swap Agreements	—	—	—	(6,496)	—	(6,496)
Total	$—	$(3,053,075)	$29,851,000	$(6,496)	$29,851,000	$(3,059,571)
UltraLatin America ProFund
Common Stocks	$13,371,709	$—	$—	$—	$13,371,709	$—
Preferred Stocks	1,318,185	—	—	—	1,318,185	—
Repurchase Agreements	—	—	2,545,000	—	2,545,000	—
Collateral for Securities Loaned	817,213	—	—	—	817,213	—
Swap Agreements	—	—	—	266,609	—	266,609
Total	$15,507,107	$—	$2,545,000	$266,609	$18,052,107	$266,609
UltraMid-Cap ProFund
Common Stocks	$29,846,309	$—	$—	$—	$29,846,309	$—
Repurchase Agreements	—	—	17,103,000	—	17,103,000	—
Collateral for Securities Loaned	30,430	—	—	—	30,430	—
Futures Contracts	—	(70,852)	—	—	—	(70,852)
Swap Agreements	—	—	—	(521,826)	—	(521,826)
Total	$29,876,739	$(70,852)	$17,103,000	$(521,826)	$46,979,739	$(592,678)
UltraNasdaq‑100 ProFund
Common Stocks	$991,741,754	$—	$—	$—	$991,741,754	$—
Repurchase Agreements	—	—	276,817,000	—	276,817,000	—
Collateral for Securities Loaned	10,429,721	—	—	—	10,429,721	—
Futures Contracts	—	(4,691,115)	—	—	—	(4,691,115)
Swap Agreements	—	—	—	9,724,403	—	9,724,403
Total	$1,002,171,475	$(4,691,115)	$276,817,000	$9,724,403	$1,278,988,475	$5,033,288
UltraShort China ProFund
Repurchase Agreements	$—	$—	$2,383,000	$—	$2,383,000	$—
Swap Agreements	—	—	—	(165,411)	—	(165,411)
Total	$—	$—	$2,383,000	$(165,411)	$2,383,000	$(165,411)
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$1,566,000	$—	$1,566,000	$—
Swap Agreements	—	—	—	(7,147)	—	(7,147)
Total	$—	$—	$1,566,000	$(7,147)	$1,566,000	$(7,147)

July 31, 2026  ::  Notes to Financial Statements  ::  293

LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	Total
Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$1,199,000	$—	$1,199,000	$—
Swap Agreements	—	—	—	(83,203)	—	(83,203)
Total	$—	$—	$1,199,000	$(83,203)	$1,199,000	$(83,203)
UltraShort International ProFund
Repurchase Agreements	$—	$—	$2,482,000	$—	$2,482,000	$—
Swap Agreements	—	—	—	(65,177)	—	(65,177)
Total	$—	$—	$2,482,000	$(65,177)	$2,482,000	$(65,177)
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,673,000	$—	$1,673,000	$—
Futures Contracts	—	335,356	—	—	—	335,356
Swap Agreements	—	—	—	1,506	—	1,506
Total	$—	$335,356	$1,673,000	$1,506	$1,673,000	$336,862
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$336,000	$—	$336,000	$—
Swap Agreements	—	—	—	(9,795)	—	(9,795)
Total	$—	$—	$336,000	$(9,795)	$336,000	$(9,795)
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$371,000	$—	$371,000	$—
Swap Agreements	—	—	—	6,864	—	6,864
Total	$—	$—	$371,000	$6,864	$371,000	$6,864
UltraShort Nasdaq‑100 ProFund
Repurchase Agreements	$—	$—	$14,063,000	$—	$14,063,000	$—
Futures Contracts	—	79,864	—	—	—	79,864
Swap Agreements	—	—	—	(289,476)	—	(289,476)
Total	$—	$79,864	$14,063,000	$(289,476)	$14,063,000	$(209,612)
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$2,098,000	$—	$2,098,000	$—
Futures Contracts	—	(4,919)	—	—	—	(4,919)
Swap Agreements	—	—	—	25,397	—	25,397
Total	$—	$(4,919)	$2,098,000	$25,397	$2,098,000	$20,478
UltraSmall-Cap ProFund
Common Stocks	$39,896,233	$—	$15,767	$—	$39,912,000	$—
Rights	—	—	—	*	—	—	—
Trusts	—	—	—	*	—	—	—
Repurchase Agreements	—	—	17,648,000	—	17,648,000	—
Futures Contracts	—	140,268	—	—	—	140,268
Swap Agreements	—	—	—	(462,133)	—	(462,133)
Total	$39,896,233	$140,268	$17,663,767	$(462,133)	$57,560,000	$(321,865)
U.S. Government Plus ProFund
Repurchase Agreements	$—	$—	$5,390,000	$—	$5,390,000	$—
Swap Agreements	—	—	—	(134,096)	—	(134,096)
Total	$—	$—	$5,390,000	$(134,096)	$5,390,000	$(134,096)
Utilities UltraSector ProFund
Common Stocks	$6,615,672	$—	$—	$—	$6,615,672	$—
Repurchase Agreements	—	—	1,416,000	—	1,416,000	—
Swap Agreements	—	—	—	(231,102)	—	(231,102)
Total	$6,615,672	$—	$1,416,000	$(231,102)	$8,031,672	$(231,102)
^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.
*
Securities have $0 fair value.

294  ::  Notes to Financial Statements  ::  July 31, 2026

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Nasdaq‑100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Nasdaq‑100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund’s net assets in excess of $2 billion. During the year ended July 31, 2026, no Fund’s annual investment advisory fee was subject to such reductions.

Ultimus Fund Solutions, LLC (“Ultimus”) acts as the Trust’s administrator (the “Administrator”) and fund accounting agent. The Trust pays Ultimus for its services as Administrator and fund accounting agent, an annual fee based on the Trust’s aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration and fund accounting fees also include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust’s compliance program. Additionally, Ultimus provides legal administration services (altogether, the “Legal Administration Services”) to the Trust pursuant to a separate agreement. The Trust pays Ultimus a monthly fee for the Legal Administration Services. Fees paid for the year ended July 31, 2026, to Ultimus by the ProFunds for administrator and fund accounting services, are reflected on the Statements of Operations as “Administration and fund accounting fees”.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b‑1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Effective September 1, 2025, the Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $375,000, inclusive of all meetings. During the year ended July 31, 2026, actual Trustee compensation was $1,100,001 in aggregate from the Trust and affiliated trusts. Prior to September 1, 2025, the Trust, together with affiliated Trusts, paid each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as shown in the table below. Amounts due from the Advisor under an expense limitation agreement are settled following each month end.

	For the Period December 1, 2025 through November 30, 2026			For the Period December 1, 2024 through November 30, 2025
	Investor Class	Service Class	Investor Class	Service Class
Access Flex Bear High Yield ProFund	1.78%		2.78%	1.78%	2.78%
Access Flex High Yield ProFund	1.95%		2.95%	1.78%	2.78%
Banks UltraSector ProFund	1.95%		2.95%	1.78%	2.78%

July 31, 2026  ::  Notes to Financial Statements  ::  295

	For the Period December 1, 2025 through November 30, 2026			For the Period December 1, 2024 through November 30, 2025
	Investor Class	Service Class	Investor Class	Service Class
Bear ProFund	1.78%		2.78%	1.78%	2.78%
Biotechnology UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Bull ProFund	1.95%		2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.95%		2.95%	1.78%	2.78%
Consumer Discretionary UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Consumer Staples UltraSector ProFund	1.78%		2.78%	1.78%	2.78%
Energy UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%		2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%		2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.95%		2.95%	1.78%	2.78%
Health Care UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%		2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%		2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%		2.78%	1.78%	2.78%
Materials UltraSector ProFund	1.78%		2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.78%		2.78%	1.78%	2.78%
Mid-Cap ProFund	1.78%		2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%		2.78%	1.78%	2.78%
Nasdaq‑100 ProFund	1.95%		2.95%	1.95%	2.95%
Oil & Gas Equipment & Services UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.78%		2.78%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.78%		2.78%	1.78%	2.78%
Rising Rates Opportunity ProFund	1.78%		2.78%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.78%		2.78%	1.78%	2.78%
Rising U.S. Dollar ProFund	1.78%		2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Short Energy ProFund	1.78%		2.78%	1.78%	2.78%
Short Nasdaq‑100 ProFund	1.78%		2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%		2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%		2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%		2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%		2.78%	1.78%	2.78%
Small-Cap ProFund	1.78%		2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.78%		2.78%	1.78%	2.78%
Technology UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
UltraBear ProFund	1.78%		2.78%	1.78%	2.78%
UltraBull ProFund	1.95%		2.95%	1.95%	2.95%
UltraChina ProFund	1.95%		2.95%	1.95%	2.95%
UltraDow 30 ProFund	1.95%		2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.78%		2.78%	1.78%	2.78%
UltraInternational ProFund	1.78%		2.78%	1.78%	2.78%
UltraJapan ProFund	1.95%		2.95%	1.95%	2.95%
UltraLatin America ProFund	1.78%		2.78%	1.78%	2.78%
UltraMid-Cap ProFund	1.95%		2.95%	1.95%	2.95%
UltraNasdaq‑100 ProFund	1.95%		2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort Nasdaq‑100 ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort Small-Cap ProFund	1.78%		2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%		2.95%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%		2.70%	1.70%	2.70%
Utilities UltraSector ProFund	1.95%		2.95%	1.78%	2.78%

296  ::  Notes to Financial Statements  ::  July 31, 2026

Amounts waived under the contractual expense limitation agreement are allocated proportionally as waivers of advisory and management services fees, to the extent of these fees as reflected on the Statements of Operations. During the year, the allocation of expenses reduced and reimbursed by the Advisor between advisory and management services fees, and if necessary, reimbursement of other expenses was as follows:

	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
Access Flex Bear High Yield ProFund		$(27,723)	$(9,354)	$(1,871)	$(16,498)
Bear ProFund		(19,470)	(16,225)	(3,245)	—
Consumer Staples UltraSector ProFund		(26,316)	(21,930)	(4,386)	—
Europe 30 ProFund		(9,192)	(7,660)	(1,532)	—
Falling U.S. Dollar ProFund		(38,273)	(10,356)	(2,071)	(25,846)
Financials UltraSector ProFund		(27,459)	(22,882)	(4,577)	—
Industrials UltraSector ProFund		(31,746)	(26,456)	(5,290)	—
Large-Cap Value ProFund		(46,199)	(38,499)	(7,700)	—
Materials UltraSector ProFund		(17,576)	(14,647)	(2,929)	—
Mid-Cap Growth ProFund		(10,445)	(8,704)	(1,741)	—
Mid-Cap ProFund		(9,015)	(7,513)	(1,502)	—
Mid-Cap Value ProFund		(38,918)	(27,134)	(5,427)	(6,357)
Pharmaceuticals UltraSector ProFund		(11,466)	(9,555)	(1,911)	—
Real Estate UltraSector ProFund		(40,550)	(33,232)	(6,646)	(672)
Rising Rates Opportunity ProFund		(12,676)	(10,564)	(2,112)	—
Rising Rates Opportunity 10 ProFund		(25,295)	(4,697)	(939)	(19,659)
Rising U.S. Dollar ProFund		(29,550)	(24,625)	(4,925)	—
Short Energy ProFund		(29,705)	(7,861)	(1,572)	(20,272)
Short Nasdaq‑100 ProFund		(35,065)	(26,470)	(5,294)	(3,301)
Short Real Estate ProFund		(29,905)	(5,408)	(1,082)	(23,415)
Short Small-Cap ProFund		(49,735)	(6,952)	(1,390)	(41,393)
Small-Cap Growth ProFund		(25,692)	(21,410)	(4,282)	—
Small-Cap ProFund		(14,852)	(12,376)	(2,476)	—
Small-Cap Value ProFund		(13,985)	(11,654)	(2,331)	—
UltraBear ProFund		(20,462)	(17,051)	(3,411)	—
UltraInternational ProFund		(4,617)	(3,848)	(769)	—
UltraLatin America ProFund		(10,930)	(9,108)	(1,822)	—
UltraShort China ProFund		(22,025)	(13,497)	(2,700)	(5,828)
UltraShort Dow 30 ProFund		(27,106)	(9,370)	(1,874)	(15,862)
UltraShort Emerging Markets ProFund		(26,719)	(7,135)	(1,427)	(18,157)
UltraShort International ProFund		(23,363)	(17,701)	(3,540)	(2,122)
UltraShort Japan ProFund		(26,409)	(14,759)	(2,460)	(9,190)
UltraShort Latin America ProFund		(26,320)	(4,522)	(904)	(20,894)
UltraShort Mid-Cap ProFund		(27,097)	(3,888)	(778)	(22,431)
UltraShort Nasdaq‑100 ProFund		(6,890)	(5,742)	(1,148)	—
UltraShort Small-Cap ProFund		(21,575)	(17,979)	(3,596)	—
U.S. Government Plus ProFund		(24,224)	(18,634)	(5,590)	—

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” These amounts are allocated proportionally as recoupments of advisory and management services fees, respectively, as shown in the table below.

	Recoupment of prior expenses reduced by the Advisor		Recoupment allocated to advisory fees		Recoupment allocated to management services fees
Access Flex High Yield ProFund		$8,039		$6,699		$1,340
Communication Services UltraSector ProFund		18,631		15,526		3,105
Materials UltraSector ProFund		33,000		27,500		5,500
Short Precious Metals ProFund		13,200		11,000		2,200
UltraEmerging Markets ProFund		13,561		11,301		2,260
UltraLatin America ProFund		20,446		17,038		3,408
UltraShort Nasdaq‑100 ProFund		8,000		6,667		1,333
Utilities UltraSector ProFund		12,129		10,108		2,021

July 31, 2026  ::  Notes to Financial Statements  ::  297

As of July 31, 2026, the recoupments that may potentially be made by the ProFunds are shown in the table below. As of July 31, 2026, no commitment or contingent liability is expected.

Fund Name	Expires 11/30/26	Expires 11/30/27	Expires 11/30/28	Expires 11/30/29	Total
Access Flex Bear High Yield ProFund	$28,223		$24,912	$17,510		$27,368	$98,013
Bear ProFund	—		59,299	—		19,470	78,769
Communication Services UltraSector ProFund	—		2,189	—		—	2,189
Consumer Staples UltraSector ProFund	22,079		20,862	21,635		21,333	85,909
Europe 30 ProFund	49,295		7,728	16,824		8,047	81,894
Falling U.S. Dollar ProFund	42,797		43,807	34,164		26,748	147,516
Financials UltraSector ProFund	—		—	—		27,459	27,459
Industrials UltraSector ProFund	20,660		2,398	9,383		27,085	59,526
Large-Cap Value ProFund	369		2,716	—		46,199	49,284
Materials UltraSector ProFund	—		—	23,386		—	23,386
Mid-Cap Growth ProFund	16,739		14,255	11,141		7,472	49,607
Mid-Cap ProFund	7,012		80	7,775		8,673	23,540
Mid-Cap Value ProFund	28,426		22,472	16,487		33,496	100,881
Pharmaceuticals UltraSector ProFund	28,050		17,533	15,694		9,174	70,451
Real Estate UltraSector ProFund	17,079		18,073	22,060		33,058	90,270
Rising Rates Opportunity ProFund	—		—	—		12,676	12,676
Rising Rates Opportunity 10 ProFund	27,220		25,936	30,770		16,958	100,884
Rising U.S. Dollar ProFund	26,455		77,213	22,067		19,508	145,243
Short Energy ProFund	33,297		32,801	25,029		20,210	111,337
Short Nasdaq‑100 ProFund	5,060		71,827	50,566		19,149	146,602
Short Precious Metals ProFund	24,027		18,184	2,510		—	44,721
Short Real Estate ProFund	29,494		25,275	21,574		21,998	98,341
Short Small-Cap ProFund	20,758		98,237	98,553		23,611	241,159
Small-Cap Growth ProFund	17,697		16,482	20,433		10,753	65,365
Small-Cap ProFund	34,231		27,352	23,111		7,608	92,302
Small-Cap Value ProFund	5,320		9,920	40,147		8,973	64,360
UltraBear ProFund	1,569		5,634	30,116		10,387	47,706
UltraEmerging Markets ProFund	18,633		18,671	—		—	37,304
UltraInternational ProFund	23,542		19,676	11,670		3,663	58,551
UltraLatin America ProFund	—		—	—		10,930	10,930
UltraShort China ProFund	30,528		37,489	11,788		16,646	96,451
UltraShort Dow 30 ProFund	28,575		25,141	24,075		22,282	100,073
UltraShort Emerging Markets ProFund	30,510		26,709	27,222		17,633	102,074
UltraShort International ProFund	29,383		22,722	18,799		18,420	89,324
UltraShort Japan ProFund	29,621		34,510	24,339		20,291	108,761
UltraShort Latin America ProFund	31,886		27,233	20,692		23,773	103,584
UltraShort Mid-Cap ProFund	34,008		25,501	28,724		17,560	105,793
UltraShort Nasdaq‑100 ProFund	—		22,055	17,976		—	40,031
UltraShort Small-Cap ProFund	25,914		32,788	22,355		17,167	98,224
U.S. Government Plus ProFund	—		16,634	25,990		17,901	60,525

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2026, were as follows:

	Purchases		Sales
Banks UltraSector ProFund		$4,734,986		$4,868,210
Biotechnology UltraSector ProFund		125,230,213		123,167,001
Bull ProFund		58,650,946		71,684,803
Communication Services UltraSector ProFund		136,585,316		131,534,888
Consumer Discretionary UltraSector ProFund		90,240,067		114,813,607
Consumer Staples UltraSector ProFund		89,392,353		89,879,338
Energy UltraSector ProFund		160,380,679		136,140,467
Europe 30 ProFund		34,332,386		30,758,252
Financials UltraSector ProFund		95,296,664		117,252,849
Health Care UltraSector ProFund		96,036,484		97,144,868
Industrials UltraSector ProFund		154,697,925		149,041,780
Internet Ultra Sector ProFund		18,885,729		36,884,830
Large-Cap Growth ProFund		78,598,519		92,386,481
Large-Cap Value ProFund		151,673,916		152,711,578
Materials UltraSector ProFund		95,668,771		74,394,649

298  ::  Notes to Financial Statements  ::  July 31, 2026

	Purchases		Sales
Mid-Cap Growth ProFund		$18,117,080		$18,171,190
Mid-Cap ProFund		35,880,583		38,205,563
Mid-Cap Value ProFund		63,154,680		63,020,358
Nasdaq‑100 ProFund		223,936,068		262,105,309
Oil & Gas Equipment & Services UltraSector ProFund		24,783,186		29,112,642
Pharmaceuticals UltraSector ProFund		13,958,869		11,685,549
Precious Metals UltraSector ProFund		116,438,253		113,776,033
Real Estate UltraSector ProFund		115,701,987		115,894,813
Semiconductor UltraSector ProFund		695,993,215		647,353,464
Small-Cap Growth ProFund		29,917,653		26,899,378
Small-Cap ProFund		11,787,466		12,323,433
Small-Cap Value ProFund		154,751,702		152,374,521
Technology UltraSector ProFund		86,022,109		85,395,674
UltraBull ProFund		202,706,862		204,022,101
UltraChina ProFund		26,618,398		28,432,568
UltraDow 30 ProFund		2,401,819		2,914,716
UltraEmerging Markets ProFund		23,301,955		22,809,134
UltraLatin America ProFund		32,626,111		27,707,540
UltraMid-Cap ProFund		19,380,538		18,734,829
UltraNasdaq‑100 ProFund		528,680,082		581,246,487
UltraSmall-Cap ProFund		37,030,819		35,797,142
Utilities UltraSector ProFund		124,998,272		130,205,426

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. Each of these factors may prevent a ProFund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the ProFund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund invests in swaps that use an ETF as the reference asset, each ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Holding Period Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that the ProFund has an investment objective to match a multiple, the inverse, or an inverse multiple of the daily performance of a benchmark. A Geared Fund does not seek to achieve its stated multiple, inverse, or an inverse multiple of the daily performance of its underlying benchmark (the “Daily Target”) for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the

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Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Active Management Risk

Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund are actively managed, and their performance reflect the investment decisions that the Advisor makes for the ProFunds. The Advisor’s judgements about the ProFunds’ investments may prove to be incorrect. If the investments selected and strategies employed by the ProFunds fail to produce the intended results, the ProFunds could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s NAV each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the ProFund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

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Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund’s third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund’s ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund and its shareholders could be negatively impacted as a result. While a ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund’s investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund could affect such a counterparty’s ability to meet its obligations to the ProFund, which may result in losses to the ProFund and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund.

Equity and Market Risk

Equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the ProFund to decrease over short or long periods of time.

Large-Cap Company Investment Risk

Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive

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challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.

Small- and Mid-Cap Company Investment Risk

The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. Additionally, small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID‑19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund’s investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund’s performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID‑19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, the institution of tariffs or other trade barriers, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a ProFund’s investments, even beyond any direct exposure a ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

Early Close/Late Close/Trading Halt Risk

An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt a ProFund’s purchase and redemption process and/or result in a ProFund being unable to trade certain securities or financial instruments at all. In these circumstances, the ProFund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Tax Risk

In order to qualify for the special tax treatment accorded a RIC and its shareholders, a ProFund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A ProFund’s pursuit

302  ::  Notes to Financial Statements  ::  July 31, 2026

of its investment strategies will potentially be limited by the ProFund’s intention to qualify for such treatment and could adversely affect the ProFund’s ability to so qualify. A ProFund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, a ProFund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce a ProFund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a ProFund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund’s performance. While the realization of certain of these risks may benefit the Access Flex Bear High Yield ProFund because it seeks investment results that correspond to the inverse of the high yield market, such occurrences may introduce more volatility to the ProFund.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Financing Rates Associated with Derivatives

The performance of ProFunds that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds and their counterparties, and are set at the Fed Funds rate plus or minus a negotiated spread. The Fed Funds rate remained around 3.63% during the year ended July 31, 2026. Each ProFund with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds with short/inverse derivative exposure generally benefited from financing rates.

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Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund’s portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund’s investment may not keep pace with inflation, which may result in losses to the ProFund investors or adversely affect the real value of shareholder’s investments in a ProFund. Inflation has recently increased and it cannot be predicted whether it may decline.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

Risks of Government Regulation

The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products” – which could include the leveraged and inverse funds offered by ProFund Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.

7. Federal Income Tax Information

In this reporting period, the ProFunds adopted FASB Accounting Standards Update 2023‑09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the ProFunds’ financial positions or results of operations. For the year ended July 31, 2026, there were no material federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the ProFunds.

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2025							Year Ended 2024
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains		Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital		Total Distributions Paid
December 31 tax year end ProFunds
Bear ProFund	$276,156		$—		$—		$276,156	$353,224		$—		$—	$353,224
Bull ProFund	1,192,349		341,169		—		1,533,518	1,455,912		—		—	1,455,912
Europe 30 ProFund	79,022		—		—		79,022	56,951		—		—	56,951
UltraBear ProFund	198,418		—		—		198,418	313,757		—		—	313,757
UltraBull ProFund	17,267,050		1,190,121		—		18,457,171	7,133,465		—		—	7,133,465
UltraJapan ProFund	3,832,787		4,496,710		—		8,329,497	1,607,970		—		—	1,607,970
UltraNasdaq‑100 ProFund	221,781,179		32,012,336		—	253,793,515		4,463,822		—		—	4,463,822
UltraShort Nasdaq‑100 ProFund	341,205		—		—		341,205	526,088		—		—	526,088
October 31 tax year end ProFunds
Access Flex High Yield ProFund	432,123		—		—		432,123	975,465		—		—	975,465
Banks UltraSector ProFund	252,117		—		—		252,117	157,644		—		—	157,644
Biotechnology UltraSector ProFund	19,561,952		1		—		19,561,953	1		7,218,190		—	7,218,191
Communication Services UltraSector ProFund	24,935		3,205		—		28,140	—		—		—	—
Consumer Discretionary UltraSector ProFund	41,781		—		—		41,781	—		—		—	—
Consumer Staples UltraSector ProFund	47,880		—		—		47,880	47,059		—		—	47,059
Energy UltraSector ProFund	588,643		—		—		588,643	433,234		—		—	433,234
Falling U.S. Dollar ProFund	41,213		—		—		41,213	33,646		—		—	33,646
Financials UltraSector ProFund	685,318		—		—		685,318	30,422		—		—	30,422

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	Year Ended 2025								Year Ended 2024
	Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains		Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital		Total Distributions Paid
Health Care UltraSector ProFund		$119,414		$—		$—		$119,414	$36,523		$—		$—	$36,523
Industrials UltraSector ProFund		223,532		—		—		223,532	—		—		—	—
Large-Cap Growth ProFund		—		—		—		—	69,903		197,631		—	267,534
Large-Cap Value ProFund		116,122		—		—		116,122	—		—		—	—
Materials UltraSector ProFund		33,718		—		—		33,718	45,533		—		—	45,533
Mid-Cap Growth ProFund		34,853		—		—		34,853	—		—		—	—
Mid-Cap ProFund		59,615		—		—		59,615	177		—		—	177
Mid-Cap Value ProFund		1,829		—		—		1,829	—		—		—	—
Nasdaq‑100 ProFund		864,868		—		—		864,868	—		—		—	—
Oil & Gas Equipment & Services UltraSector ProFund		61,433		—		—		61,433	—		—		—	—
Pharmaceuticals UltraSector ProFund		24,996		—		—		24,996	14,006		—		—	14,006
Precious Metals UltraSector ProFund		370,852		—		—		370,852	305,104		—		—	305,104
Real Estate UltraSector ProFund		78,052		—		—		78,052	119,868		—		—	119,868
Rising Rates Opportunity ProFund		406,651		—		—		406,651	515,586		—		—	515,586
Rising Rates Opportunity 10 ProFund		52,270		—		—		52,270	82,393		—		—	82,393
Rising U.S. Dollar ProFund		294,511		—		—		294,511	422,995		—		—	422,995
Semiconductor UltraSector ProFund		48,874,168		—		—		48,874,168	—		—		—	—
Short Energy ProFund		19,710		—		—		19,710	31,349		—		—	31,349
Short Nasdaq‑100 ProFund		177,574		—		—		177,574	158,391		—		—	158,391
Short Precious Metals ProFund		149,504		—		—		149,504	102,396		—		—	102,396
Short Real Estate		60,480		—		—		60,480	56,535		—		—	56,535
Short Small Cap ProFund		138,242		—		—		138,242	206,254		—		—	206,254
Small-Cap Growth ProFund		—		84,952		—		84,952	—		35,266		—	35,266
Small-Cap Value ProFund		45,652		—		—		45,652	—		—		—	—
Technology UltraSector ProFund		4,428,179		2,186,196		—		6,614,375	—		346,520		—	346,520
UltraChina ProFund		588,507		—		—		588,507	886,559		—		—	886,559
UltraDow 30 ProFund		1,046,422		32,520		—		1,078,942	332,272		—		—	332,272
UltraEmerging Markets ProFund		94,707		—		—		94,707	126,907		—		—	126,907
UltraLatin America ProFund		401,998		—		—		401,998	542,533		—		—	542,533
UltraMid-Cap ProFund		336,488		122,934		—		459,422	247,348		—		—	247,348
UltraShort China ProFund		70,680		—		—		70,680	53,593		—		—	53,593
UltraShort Dow 30 ProFund		88,370		—		—		88,370	66,243		—		—	66,243
UltraShort Emerging Markets ProFund		22,196		—		—		22,196	27,014		—		—	27,014
UltraShort International ProFund		71,031		—		—		71,031	71,426		—		—	71,426
UltraShort Japan ProFund		29,439		—		—		29,439	15,820		—		—	15,820
UltraShort Latin America ProFund		39,461		—		—		39,461	47,078		—		—	47,078
UltraShort Mid-Cap ProFund		27,225		—		—		27,225	35,538		—		—	35,538
UltraShort Small-Cap ProFund		152,851		—		—		152,851	173,689		—		—	173,689
UltraSmall-Cap ProFund		576,367		—		—		576,367	375,317		—		—	375,317
U.S. Government Plus ProFund		160,251		—		—		160,251	308,331		—			308,331
Utilities UltraSector ProFund		364,216		—		—		364,216	106,254		—		—	106,254

July 31, 2026  ::  Notes to Financial Statements  ::  305

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31 tax year end ProFunds
Bear ProFund		$8,614		$—	$(74,923,909)		$53,027	$(74,862,268)
Bull ProFund		297,434		—	—		28,799,917	29,097,351
Europe 30 ProFund		37,189		—	(3,955,143)		614,587	(3,303,367)
UltraBear ProFund		169,675		—	(109,714,483)		81,786	(109,463,022)
UltraBull ProFund		—		—	(3,793,465)		81,639,596	77,846,131
UltraJapan ProFund		40,551		—	—		788	41,339
UltraNasdaq‑100 ProFund		—		—	(20,608,775)		569,561,650	548,952,875
UltraShort Nasdaq‑100 ProFund		13,244		—	(110,421,693)		251,308	(110,157,141)
October 31 tax year end ProFunds
Access Flex Bear High Yield ProFund		—		—	(5,458,672)		471	(5,458,201)
Access Flex High Yield ProFund		30,041		—	(1,059,919)		(31,196)	(1,061,074)
Banks UltraSector ProFund		109,080		—	(2,406,137)		2,017,379	(279,678)
Biotechnology UltraSector ProFund		590,890		52,376	—		17,192,573	17,835,839
Communication Services UltraSector ProFund		485,053		—	—		2,548,065	3,033,118
Consumer Discretionary UltraSector ProFund		—		—	—		14,686,412	14,686,412
Consumer Staples UltraSector ProFund		28,098		—	(326,787)		673,571	374,882
Energy UltraSector ProFund		306,866		—	(10,102,896)		7,308,272	(2,487,758)
Falling U.S. Dollar ProFund		44,879		—	(2,614,430)		—	(2,569,551)
Financials UltraSector ProFund		—		—	—		2,935,022	2,935,022
Health Care UltraSector ProFund		71,786		—	(51,267)		6,490,661	6,511,180
Industrials UltraSector ProFund		90,148		—	—		2,558,946	2,649,094
Internet UltraSector ProFund		—		—	(26,419,482)		51,401,935	24,982,453
Large-Cap Growth ProFund		297,524		—	—		11,642,474	11,939,998
Large-Cap Value ProFund		223,108		—	—		650,867	873,975
Materials UltraSector ProFund		18,345		—	(940,376)		947,665	25,634
Mid-Cap Growth ProFund		—		150,474	(36,468)		1,074,938	1,188,944
Mid-Cap ProFund		18,086		—	(452,576)		825,249	390,759
Mid-Cap Value ProFund		—		—	(695,315)		320,633	(374,682)
Nasdaq‑100 ProFund		1,790,674		517,399	—		52,465,352	54,773,425
Oil & Gas Equipment & Services UltraSector ProFund		92,663		—	(17,251,202)		859,611	(16,298,928)
Pharmaceuticals UltraSector ProFund		32,307		—	(789,087)		473,196	(283,584)
Precious Metals UltraSector ProFund		390,645		—	(37,615,720)		22,933,194	(14,291,881)
Real Estate UltraSector ProFund		3,870		—	(3,572,852)		1,379,556	(2,189,426)
Rising Rates Opportunity ProFund		244,010		—	(41,709,305)		106,711	(41,358,584)
Rising Rates Opportunity 10 ProFund		17,303		—	(3,551,835)		2,275	(3,532,257)
Rising U.S. Dollar ProFund		192,042		—	(2,494,775)		—	(2,302,733)
Semiconductor UltraSector ProFund		53,668,673		7,080,349	—		226,870,750	287,619,772
Short Energy ProFund		21,627		—	(2,232,135)		5,181	(2,205,327)
Short Nasdaq‑100 ProFund		86,605		—	(19,346,118)		(13,283)	(19,272,796)
Short Precious Metals ProFund		153,103		—	(14,288,358)		412,222	(13,723,033)
Short Real Estate ProFund		21,519		—	(5,133,851)		29,416	(5,082,916)
Short Small-Cap ProFund		149,820		—	(17,154,938)		20,210	(16,984,908)
Small-Cap Growth ProFund		—		—	(509,987)		1,089,577	579,590
Small-Cap ProFund		46,467		—	(158,183)		968,879	857,163
Small-Cap Value ProFund		—		—	(6,248,326)		299,439	(5,948,887)
Technology UltraSector ProFund		1,994,658		1,041,597	—		44,713,159	47,749,414
UltraChina ProFund		1,369,272		—	(40,313,799)		(359,827)	(39,304,354)
UltraDow 30 ProFund		1,419,851		214,779	—		20,580,041	22,214,671
UltraEmerging Markets ProFund		232,366		—	(3,524,860)		3,028,580	(263,914)
UltraInternational ProFund		26,880		—	—		(154,643)	(127,763)
UltraLatin America ProFund		280,809		—	(29,015,546)		1,204,313	(27,530,424)
UltraMid-Cap ProFund		58,073		—	—		7,786,294	7,844,367
UltraShort China ProFund		52,607		—	(11,672,720)		124,513	(11,495,600)
UltraShort Dow 30 ProFund		44,417		—	(26,121,792)		693	(26,076,682)
UltraShort Emerging Markets ProFund		18,775		—	(13,524,299)		15,758	(13,489,766)
UltraShort International ProFund		69,544		—	(19,353,910)		47,469	(19,236,897)
UltraShort Japan ProFund		23,298		—	(11,836,590)		(9,600)	(11,822,892)
UltraShort Latin America ProFund		28,769		—	(17,685,908)		(36,839)	(17,693,978)

306  ::  Notes to Financial Statements  ::  July 31, 2026

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
UltraShort Mid-Cap ProFund		$13,615		$—	$(11,545,262)		$19,687	$(11,511,960)
UltraShort Small-Cap ProFund		92,245		—	(58,158,506)		138,284	(57,927,977)
UltraSmall-Cap ProFund		—		—	(23,805,355)		11,953,959	(11,851,396)
U.S. Government Plus ProFund		—		—	(9,238,084)		2,827	(9,235,257)
Utilities UltraSector ProFund		131,577		—	(3,249,915)		5,159,653	2,041,315

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2025 and December 31, 2025, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2026 and December 31, 2026:

	Post-October Capital Loss Deferral		Qualified Late Year Ordinary Losses
December 31 tax year end ProFunds
UltraBull ProFund		$3,793,465		$—
UltraNasdaq‑100 ProFund		20,608,775		—
October 31 tax year end ProFunds
Internet UltraSector ProFund		—		259,273
Mid-Cap Growth ProFund		—		36,468
Mid-Cap Value ProFund		—		11,876
Small-Cap Growth ProFund		—		38,879
Small-Cap Value ProFund		—		18,424

As of the end of their respective tax years ended October 31, 2025 and December 31, 2025, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

Fund	No Expiration Date
Access Flex Bear High Yield ProFund		$5,458,673
Access Flex High Yield ProFund		1,059,919
Banks UltraSector ProFund		2,406,137
Bear ProFund		74,923,909
Consumer Staples UltraSector ProFund		326,787
Energy UltraSector ProFund		10,102,896
Europe 30 ProFund		3,955,143
Falling U.S. Dollar ProFund		2,614,430
Health Care UltraSector ProFund		51,267
Internet UltraSector ProFund		26,160,209
Materials UltraSector ProFund		940,376
Mid-Cap ProFund		452,576
Mid-Cap Value ProFund		683,439
Oil & Gas Equipment & Services UltraSector ProFund		17,251,202
Pharmaceuticals UltraSector ProFund		789,087
Precious Metals UltraSector ProFund		37,615,720
Real Estate UltraSector ProFund		3,572,852
Rising Rates Opportunity ProFund		41,709,305
Rising Rates Opportunity 10 ProFund		3,551,835
Rising U.S. Dollar ProFund		2,494,775
Short Energy ProFund		2,232,135
Short Nasdaq‑100 ProFund		19,346,118
Short Precious Metals ProFund		14,288,358
Short Real Estate ProFund		5,133,851
Short Small-Cap ProFund		17,154,938
Small-Cap Growth ProFund		471,108
Small-Cap ProFund		158,183
Small-Cap Value ProFund		6,229,902
UltraBear ProFund		109,714,483
UltraChina ProFund		40,313,799
UltraEmerging Markets ProFund		3,524,860

July 31, 2026  ::  Notes to Financial Statements  ::  307

Fund	No Expiration Date
UltraLatin America ProFund		$29,015,546
UltraShort China ProFund		11,672,720
UltraShort Dow 30 ProFund		26,121,792
UltraShort Emerging Markets ProFund		13,524,299
UltraShort International ProFund		19,353,910
UltraShort Japan ProFund		11,836,590
UltraShort Latin America ProFund		17,685,908
UltraShort Mid-Cap ProFund		11,545,262
UltraShort Nasdaq‑100 ProFund		110,421,693
UltraShort Small-Cap ProFund		58,158,506
UltraSmall-Cap ProFund		23,805,355
U.S. Government Plus ProFund		9,238,084
Utilities UltraSector ProFund		3,249,915

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of the end of their respective tax years ended October 31, 2025 and December 31, 2025, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost		Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
December 31 tax year end ProFunds
Bear ProFund		$6,483,000		$53,027	$—	$53,027
Bull ProFund		23,535,643		30,322,295	(1,522,378)	28,799,917
Europe 30 ProFund		4,543,391		1,403,619	(789,032)	614,587
UltraBear ProFund		4,844,000		81,786	—	81,786
UltraBull ProFund		89,644,421		91,718,983	(10,079,387)	81,639,596
UltraJapan ProFund		20,039,000		788	—	788
UltraNasdaq‑100 ProFund		635,769,554		623,072,034	(53,510,384)	569,561,650
UltraShort Nasdaq‑100 ProFund		12,007,000		251,308	—	251,308
October 31 tax year end ProFunds
Access Flex Bear High Yield ProFund		217,000		471	—	471
Access Flex High Yield ProFund		15,597,000		—	(31,196)	(31,196)
Banks UltraSector ProFund		5,905,786		2,443,932	(426,553)	2,017,379
Biotechnology UltraSector ProFund		72,323,646		25,203,569	(8,010,996)	17,192,573
Communication Services UltraSector ProFund		25,714,732		5,394,351	(2,846,286)	2,548,065
Consumer Discretionary UltraSector ProFund		39,376,397		15,994,238	(1,307,826)	14,686,412
Consumer Staples UltraSector ProFund		2,216,654		950,781	(277,210)	673,571
Energy UltraSector ProFund		8,556,822		9,245,397	(1,937,125)	7,308,272
Falling U.S. Dollar ProFund		1,118,000		—	—	—
Financials UltraSector ProFund		31,231,486		5,528,597	(2,593,575)	2,935,022
Health Care UltraSector ProFund		6,011,823		6,983,006	(492,345)	6,490,661
Industrials UltraSector ProFund		7,782,247		2,836,278	(277,332)	2,558,946
Internet UltraSector ProFund		53,470,798		55,485,328	(4,083,393)	51,401,935
Large-Cap Growth ProFund		9,580,438		12,317,644	(675,170)	11,642,474
Large-Cap Value ProFund		7,735,478		2,125,482	(1,474,615)	650,867
Materials UltraSector ProFund		2,261,191		1,378,619	(430,954)	947,665
Mid-Cap Growth ProFund		3,193,994		1,485,945	(411,007)	1,074,938
Mid-Cap ProFund		5,203,655		1,306,982	(481,733)	825,249
Mid-Cap Value ProFund		1,724,154		659,488	(338,855)	320,633
Nasdaq‑100 ProFund		85,138,037		55,022,169	(2,556,817)	52,465,352
Oil & Gas Equipment & Services UltraSector ProFund		10,170,348		3,937,364	(3,077,753)	859,611
Pharmaceuticals UltraSector ProFund		2,465,040		989,128	(515,932)	473,196
Precious Metals UltraSector ProFund		44,978,971		31,815,386	(8,882,192)	22,933,194
Real Estate UltraSector ProFund		1,631,319		1,585,702	(206,146)	1,379,556
Rising Rates Opportunity ProFund		8,883,000		106,711	—	106,711
Rising Rates Opportunity 10 ProFund		533,000		2,275	—	2,275
Rising U.S. Dollar ProFund		8,637,000		—	—	—
Semiconductor UltraSector ProFund		226,136,630		241,148,882	(14,278,132)	226,870,750

308  ::  Notes to Financial Statements  ::  July 31, 2026

	Tax Cost		Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Energy ProFund		$925,000		$5,181	$—	$5,181
Short Nasdaq‑100 ProFund		4,284,000		—	(13,283)	(13,283)
Short Precious Metals ProFund		10,940,000		412,222	—	412,222
Short Real Estate ProFund		1,072,000		29,416	—	29,416
Short Small-Cap ProFund		980,000		20,210	—	20,210
Small-Cap Growth ProFund		2,776,372		1,429,772	(340,195)	1,089,577
Small-Cap ProFund		3,973,652		1,337,127	(368,248)	968,879
Small-Cap Value ProFund		2,210,814		615,920	(316,481)	299,439
Technology UltraSector ProFund		63,771,938		46,840,815	(2,127,656)	44,713,159
UltraChina ProFund		41,737,065		11,165,487	(11,525,314)	(359,827)
UltraDow 30 ProFund		21,288,218		21,592,036	(1,011,995)	20,580,041
UltraEmerging Markets ProFund		15,143,751		4,938,793	(1,910,213)	3,028,580
UltraInternational ProFund		4,469,000		—	(154,643)	(154,643)
UltraLatin America ProFund		8,501,322		4,129,700	(2,925,387)	1,204,313
UltraMid-Cap ProFund		24,410,344		10,774,736	(2,988,442)	7,786,294
UltraShort China ProFund		1,937,000		124,513	—	124,513
UltraShort Dow 30 ProFund		1,218,000		693	—	693
UltraShort Emerging Markets ProFund		265,000		15,758	—	15,758
UltraShort International ProFund		1,757,000		47,469	—	47,469
UltraShort Japan ProFund		849,000		—	(9,600)	(9,600)
UltraShort Latin America ProFund		561,000		—	(36,839)	(36,839)
UltraShort Mid-Cap ProFund		537,000		19,687	—	19,687
UltraShort Small-Cap ProFund		3,975,000		138,284	—	138,284
UltraSmall-Cap ProFund		38,104,996		15,760,720	(3,806,761)	11,953,959
U.S. Government Plus ProFund		12,570,000		11,596	(8,769)	2,827
Utilities UltraSector ProFund		4,892,725		5,610,864	(451,211)	5,159,653

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of July 31, 2026, Access Flex Bear High Yield ProFund was owed $297,705 and the Rising U.S. Dollar ProFund was owed $685,820 of the original amount owed, as of September 15, 2008, of $925,069 and $2,135,323, respectively, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Access Flex Bear High Yield ProFund and the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse each ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”)

(each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by either the Access Flex Bear High Yield ProFund or the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund. The fair values of the remaining claims due from Lehman are $2,658 and $4,769, respectively, and are included in “Receivable for closed swap positions” and “Receivable for closed forward currency contracts”, respectively, on the Statements of Assets and Liabilities. The fair value of the amounts that are estimated to be paid by the Advisor are $295,047 and $681,051, respectively, and are included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of July 31, 2026.

July 31, 2026  ::  Notes to Financial Statements  ::  309

9. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2026, the following shareholders were deemed a significant shareholder of the following ProFunds:

	Shareholder Name	% of Fund Owned
Rising U.S. Dollar ProFund	SEI Private Trust Company		70%
UltraLatin America ProFund	Warren M. Merguerian		42%
UltraShort Latin America ProFund	Dee A. Smith		35%

10. New Accounting Pronouncements

In September 2026, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. It requires investment companies within the scope of ASC 946 to consider contractual sale restrictions when measuring the fair value of equity securities in accordance with ASC 820. ASU 2026-03 is effective for annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is evaluating the impacts of these changes on the financial statements.

In December 2025, the FASB issued Accounting Standards Update 2025‑11 (“ASU 2025‑11”), Interim Reporting (Topic 270): Narrow-Scope Improvements, to improve the guidance in Topic 270, Interim Reporting, by improving the navigability of the required interim disclosures and clarifying when that guidance is applicable. The amendments also provide additional guidance on what disclosures should be provided in interim reporting periods. ASU 2025‑11 is effective for annual periods beginning after December 15, 2027, for public business entities and for interim reporting periods within annual reporting periods beginning after December 15, 2028, for entities other than public business entities. Early adoption is permitted for all entities. Fund Management is evaluating the impacts of these changes on the ProFunds’ financial statements.

11. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds’ financial statements.

Effective August 24, 2026, Ultimus replaced FIS as transfer agent for the Trust.

310  ::  Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Funds listed in the Appendix that comprise ProFunds (each a Fund and collectively, the Funds), including the schedules of portfolio investments, as of July 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2026, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 24, 2026

Report of Independent Registered Public Accounting Firm  ::  311

Appendix

Statements of assets and liabilities, including the schedules of portfolio investments, as of July 31, 2026, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

Access Flex Bear High Yield ProFund

Access Flex High Yield ProFund

Banks UltraSector ProFund

Bear ProFund

Biotechnology UltraSector ProFund

Bull ProFund

Communication Services Ultrasector ProFund

Consumer Discretionary UltraSector ProFund

Consumer Staples UltraSector ProFund

Energy UltraSector ProFund

Europe 30 ProFund

Falling U.S. Dollar ProFund

Financials UltraSector ProFund

Health Care UltraSector ProFund

Industrials UltraSector ProFund

Internet UltraSector ProFund

Large-Cap Growth ProFund

Large-Cap Value ProFund

Materials UltraSector ProFund

Mid-Cap Growth ProFund

Mid-Cap ProFund

Mid-Cap Value ProFund

Nasdaq‑100 ProFund

Oil & Gas Equipment & Services UltraSector ProFund

Pharmaceuticals UltraSector ProFund

Precious Metals UltraSector ProFund

Real Estate UltraSector ProFund

Rising Rates Opportunity ProFund

Rising Rates Opportunity 10 ProFund

Rising U.S. Dollar ProFund

Semiconductor UltraSector ProFund

Short Energy ProFund

Short Nasdaq‑100 ProFund

Short Precious Metals ProFund

Short Real Estate ProFund

Short Small-Cap ProFund

Small-Cap Growth ProFund

Small-Cap ProFund

Small-Cap Value ProFund

Technology UltraSector ProFund

UltraBear ProFund

UltraBull ProFund

UltraChina ProFund

UltraDow 30 ProFund

UltraEmerging Markets ProFund

UltraInternational ProFund

UltraJapan ProFund

UltraLatin America ProFund

UltraMid-Cap ProFund

UltraNasdaq‑100 ProFund

UltraShort China ProFund

UltraShort Dow 30 ProFund

UltraShort Emerging Markets ProFund

UltraShort International ProFund

UltraShort Japan ProFund

UltraShort Latin America ProFund

UltraShort Mid-Cap ProFund

UltraShort Nasdaq‑100 ProFund

UltraShort Small-Cap ProFund

UltraSmall-Cap ProFund

U.S. Government Plus ProFund

Utilities UltraSector ProFund

This Page Intentionally Left Blank

Form N-CSR – Items 8-11 (unaudited)

314  ::  Form N-CSR – Items 8-11  ::  July 31, 2026 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

P.O. Box 46707

Cincinnati, OH 45246

ProFunds®

Post Office Mailing Address for Investments

c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, OH 45246

Phone Numbers

For Financial Professionals: (888) PRO-5717 (888) 776-5717 or (240) 525-0899

For All Others: (888) PRO-FNDS (888) 776-3637 or (614) 470-8122

Fax Number: (833) 971-7155

Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month-end performance information for each Fund, please call toll-free 888‑776‑5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888‑776‑3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without charge by calling toll-free 888‑776‑3637; (ii) on the ProFunds website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC‑0330.

07/26

(b) The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract, if approved by the Board of Directors in the most recent half-year, is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Not applicable

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	October 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	October 1, 2026

By (Signature and Title)*	/s/ Rebecca Colvin
Rebecca Colvin, Treasurer and Principal Financial Officer

Date	September 30, 2026

* Print the name and title of each signing officer under his or her signature.